UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04419

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 482-8991

Tané T. Tyler, General Counsel, 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 – March 31, 2016

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of March 31, 2016 are attached.

TRANSAMERICA SERIES TRUST

Quarterly Schedules of Investments

March 31, 2016

Transamerica AB Dynamic Allocation VP

Transamerica Aegon High Yield Bond VP

Transamerica Aegon Money Market VP

Transamerica Aegon U.S. Government Securities VP

Transamerica American Funds Managed Risk VP

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Barrow Hanley Dividend Focused VP

Transamerica BlackRock Equity Smart Beta 100 VP

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

Transamerica BlackRock Global Allocation Managed Risk – Growth VP

Transamerica BlackRock Global Allocation VP

Transamerica BlackRock Smart Beta 50 VP

Transamerica BlackRock Smart Beta 75 VP

Transamerica BlackRock Tactical Allocation VP

Transamerica Clarion Global Real Estate Securities VP

Transamerica International Moderate Growth VP

Transamerica Janus Balanced VP

Transamerica Jennison Growth VP

Transamerica JPMorgan Core Bond VP

Transamerica JPMorgan Enhanced Index VP

Transamerica JPMorgan Mid Cap Value VP

Transamerica JPMorgan Tactical Allocation VP

Transamerica Legg Mason Dynamic Allocation – Balanced VP

Transamerica Legg Mason Dynamic Allocation – Growth VP

Transamerica Madison Balanced Allocation VP

Transamerica Madison Conservative Allocation VP

Transamerica Madison Diversified Income VP

Transamerica Managed Risk – Balanced ETF VP

Transamerica Managed Risk – Conservative ETF VP

Transamerica Managed Risk – Growth ETF VP

Transamerica Market Participation Strategy VP

Transamerica MFS International Equity VP

Transamerica Morgan Stanley Capital Growth VP

Transamerica Morgan Stanley Mid-Cap Growth VP

Transamerica Multi-Managed Balanced VP

Transamerica Multi-Manager Alternative Strategies VP

Transamerica PIMCO Tactical – Balanced VP

Transamerica PIMCO Tactical – Conservative VP

Transamerica PIMCO Tactical – Growth VP

Transamerica PIMCO Total Return VP

Transamerica PineBridge Inflation Opportunities VP

Transamerica ProFund UltraBear VP

Transamerica QS Investors Active Asset Allocation – Conservative VP

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP

Transamerica QS Investors Active Asset Allocation – Moderate VP

Transamerica Systematic Small/Mid Cap Value VP

Transamerica T. Rowe Price Small Cap VP

Transamerica Torray Concentrated Growth VP

Transamerica TS&W International Equity VP

Transamerica Voya Limited Maturity Bond VP

Transamerica Voya Mid Cap Opportunities VP

Transamerica WMC US Growth II VP

Transamerica WMC US Growth VP

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 35.0%
Aerospace & Defense - 0.6%
Airbus Group SE	2,514	$ 166,921
BAE Systems PLC	10,735	78,478
Boeing Co. (A)	3,100	393,514
Bombardier, Inc., Class B (B)	5,300	5,387
Finmeccanica SpA (B)	2,100	26,644
General Dynamics Corp.	1,300	170,781
Honeywell International, Inc.	2,700	302,535
Lockheed Martin Corp.	1,200	265,800
Northrop Grumman Corp.	1,000	197,900
Raytheon Co.	1,400	171,682
Rockwell Collins, Inc. (A)	700	64,547
Rolls-Royce Holdings PLC (B)	6,828	66,882
Safran SA	1,048	73,316
Singapore Technologies Engineering, Ltd.	4,000	9,586
Textron, Inc.	400	14,584
Thales SA	600	52,571
United Technologies Corp.	3,700	370,370
Zodiac Aerospace	1,500	30,057

		2,461,555

Air Freight & Logistics - 0.2%
Bollore SA	8,800	34,186
CH Robinson Worldwide, Inc. (A)	600	44,538
Deutsche Post AG	3,560	98,923
Expeditors International of Washington, Inc.	900	43,929
FedEx Corp.	1,300	211,536
TNT Express NV	2,822	25,323
United Parcel Service, Inc., Class B	2,600	274,222
Yamato Holdings Co., Ltd. (A)	1,600	31,945

		764,602

Airlines - 0.2%
ANA Holdings, Inc.	15,000	42,263
Cathay Pacific Airways, Ltd.	8,000	13,860
Delta Air Lines, Inc.	3,400	165,512
easyJet PLC	2,300	50,178
International Consolidated Airlines Group SA	4,800	38,288
Japan Airlines Co., Ltd.	1,000	36,625
Ryanair Holdings PLC, ADR	70	6,007
Singapore Airlines, Ltd.	2,000	16,946
Southwest Airlines Co.	3,468	155,367
United Continental Holdings, Inc. (B)	2,000	119,720

		644,766

Auto Components - 0.3%
Aisin Seiki Co., Ltd. (A)	500	18,837
Autoliv, Inc. (A)	300	35,544
BorgWarner, Inc. (A)	1,000	38,400
Bridgestone Corp.	2,800	104,616
Cie Generale des Etablissements Michelin, Class B	701	71,734
Continental AG	385	87,618
Delphi Automotive PLC, Class A	1,700	127,534
Denso Corp.	2,100	84,414
Johnson Controls, Inc.	4,900	190,953
Koito Manufacturing Co., Ltd.	1,000	45,315
Magna International, Inc., Class A	2,200	94,573
NGK Spark Plug Co., Ltd.	1,000	19,139
NOK Corp.	600	10,247

	Shares	Value
COMMON STOCKS (continued)
Auto Components (continued)
Nokian Renkaat OYJ	750	$ 26,473
Sumitomo Electric Industries, Ltd.	2,700	32,843
Sumitomo Rubber Industries, Ltd.	900	13,906
Toyoda Gosei Co., Ltd. (A)	800	15,439
Toyota Industries Corp.	500	22,480
Valeo SA	400	62,266

		1,102,331

Automobiles - 0.6%
Bayerische Motoren Werke AG	1,182	108,541
Daihatsu Motor Co., Ltd. (A)	2,100	29,594
Daimler AG	4,103	314,537
Ferrari NV (A) (B)	292	12,128
Fiat Chrysler Automobiles NV (A)	2,926	23,639
Ford Motor Co. (A)	12,800	172,800
Fuji Heavy Industries, Ltd.	3,000	105,958
General Motors Co.	5,963	187,417
Harley-Davidson, Inc. (A)	700	35,931
Honda Motor Co., Ltd.	6,900	189,199
Isuzu Motors, Ltd.	2,500	25,812
Mazda Motor Corp.	2,200	34,140
Mitsubishi Motors Corp. (A)	3,400	25,467
Nissan Motor Co., Ltd.	10,500	97,168
Peugeot SA (B)	2,690	46,098
Renault SA	805	79,986
Suzuki Motor Corp. (A)	1,300	34,780
Tesla Motors, Inc. (A) (B)	358	82,258
Toyota Motor Corp.	12,000	634,626
Volkswagen AG (A)	614	89,115
Yamaha Motor Co., Ltd.	1,000	16,633

		2,345,827

Banks - 2.8%
Aozora Bank, Ltd. (A)	5,000	17,460
Australia & New Zealand Banking Group, Ltd.	12,841	230,923
Banco Bilbao Vizcaya Argentaria SA	27,863	185,222
Banco Comercial Portugues SA, Class R (A) (B)	154,800	6,288
Banco de Sabadell SA (A)	9,954	17,919
Banco Espirito Santo SA (B) (C) (D) (E)	8,203	0	(F)
Banco Popolare (A) (B)	3,400	23,387
Banco Popular Espanol SA (A)	10,763	28,009
Banco Santander SA, Class A	63,332	279,182
Bank Hapoalim BM	1,671	8,675
Bank Leumi Le-Israel BM (B)	5,397	19,383
Bank of America Corp.	45,600	616,512
Bank of East Asia, Ltd. (A)	8,000	29,856
Bank of Ireland (B)	139,800	40,565
Bank of Kyoto, Ltd.	4,000	26,087
Bank of Montreal	2,699	163,904
Bank of Nova Scotia	5,200	254,124
Bank of Yokohama, Ltd. (C)	3,000	13,781
Bankia SA	48,100	45,428
Barclays PLC	64,908	139,836
BB&T Corp.	5,300	176,331
BNP Paribas SA	4,645	233,780
BOC Hong Kong Holdings, Ltd.	13,500	40,288
CaixaBank SA (A)	9,638	28,482
Canadian Imperial Bank of Commerce, Class B	1,500	112,054
Chiba Bank, Ltd.	5,000	24,923
Chugoku Bank, Ltd. (A)	1,500	15,620
CIT Group, Inc.	1,000	31,030
Citigroup, Inc.	12,911	539,034
Citizens Financial Group, Inc.	2,600	54,470

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
Commerzbank AG (B)	5,282	$ 45,925
Commonwealth Bank of Australia	7,540	433,022
Credit Agricole SA	4,350	47,113
Danske Bank A/S, Class R	2,342	66,163
DBS Group Holdings, Ltd.	8,000	91,286
DNB ASA	3,574	42,263
Erste Group Bank AG (B)	1,234	34,683
Fifth Third Bancorp (A)	8,200	136,858
Fukuoka Financial Group, Inc., Class A	3,000	9,783
Hachijuni Bank, Ltd.	2,000	8,619
Hang Seng Bank, Ltd. (A)	2,800	49,594
HSBC Holdings PLC	82,183	512,155
ING Groep NV, CVA	16,960	205,146
Intesa Sanpaolo SpA	49,480	137,042
Iyo Bank, Ltd. (A)	2,000	13,097
Japan Post Bank Co., Ltd.	1,200	14,767
Joyo Bank, Ltd.	3,000	10,289
JPMorgan Chase & Co.	16,100	953,442
KBC Groep NV	1,053	54,321
KeyCorp	4,700	51,888
Lloyds Banking Group PLC	249,033	243,289
M&T Bank Corp.	400	44,400
Mitsubishi UFJ Financial Group, Inc.	56,300	260,877
Mizrahi Tefahot Bank, Ltd.	1,100	12,906
Mizuho Financial Group, Inc. (A)	105,000	156,831
National Australia Bank, Ltd., Class N	11,557	232,461
National Bank of Canada (A)	1,400	45,803
Natixis, Class A	7,161	35,259
Nordea Bank AB (A)	13,099	125,855
Oversea-Chinese Banking Corp., Ltd.	13,000	85,262
PNC Financial Services Group, Inc.	1,900	160,683
Raiffeisen Bank International AG (A) (B)	432	6,545
Regions Financial Corp.	5,500	43,175
Resona Holdings, Inc.	8,000	28,547
Royal Bank of Canada	6,600	380,272
Royal Bank of Scotland Group PLC (B)	12,643	40,439
Seven Bank, Ltd. (A)	5,320	22,690
Shinsei Bank, Ltd., Class A (A)	10,000	13,061
Shizuoka Bank, Ltd.	2,000	14,430
Skandinaviska Enskilda Banken AB, Class A (A)	5,953	56,866
Societe Generale SA	3,082	113,908
Standard Chartered PLC	14,639	99,355
Sumitomo Mitsui Financial Group, Inc. (A)	5,700	172,806
Sumitomo Mitsui Trust Holdings, Inc.	14,000	41,000
SunTrust Banks, Inc.	4,600	165,968
Suruga Bank, Ltd. (A)	2,000	35,150
Svenska Handelsbanken AB, A Shares	6,612	84,134
Swedbank AB, Class A	3,890	83,806
Toronto-Dominion Bank (A)	7,800	336,684
UniCredit SpA, Class A	18,466	66,609
Unione di Banche Italiane SpA	8,200	30,344
United Overseas Bank, Ltd.	6,000	84,000
US Bancorp	6,900	280,071
Wells Fargo & Co.	21,400	1,034,904
Westpac Banking Corp.	14,817	344,715

		11,303,114

Beverages - 0.9%
Anheuser-Busch InBev SA	3,575	444,428
Asahi Group Holdings, Ltd.	1,400	43,625
Brown-Forman Corp., Class B (A)	600	59,082
Carlsberg A/S, Class B	449	42,785
Coca-Cola Amatil, Ltd.	2,030	13,756
Coca-Cola Co.	17,200	797,908
Coca-Cola Enterprises, Inc.	1,300	65,962

	Shares	Value
COMMON STOCKS (continued)
Beverages (continued)
Coca-Cola HBC AG (B)	2,980	$ 63,344
Constellation Brands, Inc., Class A	600	90,654
Diageo PLC	10,637	287,444
Dr. Pepper Snapple Group, Inc.	1,200	107,304
Heineken Holding NV, Class A	788	61,493
Heineken NV	712	64,531
Kirin Holdings Co., Ltd.	3,200	44,867
Monster Beverage Corp. (B)	1,500	200,070
PepsiCo, Inc.	6,600	676,368
Pernod Ricard SA	783	87,316
Remy Cointreau SA	600	45,552
SABMiller PLC	4,336	265,046
Suntory Beverage & Food, Ltd.	900	40,544
Treasury Wine Estates, Ltd.	5,952	43,983

		3,546,062

Biotechnology - 0.8%
AbbVie, Inc., Class G	6,700	382,704
Actelion, Ltd. (B)	700	104,612
Alexion Pharmaceuticals, Inc. (B)	808	112,490
Alkermes PLC (A) (B)	643	21,984
Amgen, Inc.	3,333	499,717
Baxalta, Inc.	5,600	226,240
Biogen, Inc. (B)	1,000	260,320
BioMarin Pharmaceutical, Inc. (B)	1,100	90,728
Celgene Corp. (B)	3,800	380,342
CSL, Ltd.	1,863	144,865
Gilead Sciences, Inc.	6,500	597,090
Grifols SA	1,788	39,816
Incyte Corp. (A) (B)	1,300	94,211
Regeneron Pharmaceuticals, Inc., Class A (B)	400	144,176
Vertex Pharmaceuticals, Inc. (B)	800	63,592

		3,162,887

Building Products - 0.1%
Asahi Glass Co., Ltd. (A)	4,400	24,083
Assa Abloy AB, B Shares	4,407	86,965
Cie de Saint-Gobain	1,980	87,260
Daikin Industries, Ltd.	1,000	74,743
Geberit AG	200	74,734
LIXIL Group Corp. (A)	1,400	28,549
TOTO, Ltd. (A)	1,500	46,781

		423,115

Capital Markets - 0.7%
Aberdeen Asset Management PLC	13,100	52,192
Ameriprise Financial, Inc.	1,000	94,010
Bank of New York Mellon Corp.	5,000	184,150
BlackRock, Inc., Class A	500	170,285
Charles Schwab Corp.	8,600	240,972
CI Financial Corp. (A)	2,400	53,036
Daiwa Securities Group, Inc. (A)	7,000	43,059
Deutsche Bank AG	5,484	93,292
Franklin Resources, Inc. (A)	3,400	132,770
Goldman Sachs Group, Inc.	1,700	266,866
Hargreaves Lansdown PLC	5,300	102,307
IGM Financial, Inc., Class B (A)	1,800	54,218
Invesco, Ltd.	1,500	46,155
Julius Baer Group, Ltd. (B)	58	2,491
Macquarie Group, Ltd.	1,200	60,794
Mediobanca SpA	1,088	7,837
Morgan Stanley	6,300	157,563
Nomura Holdings, Inc. (A)	15,400	68,814
Northern Trust Corp.	2,500	162,925
Partners Group Holding AG	400	160,782

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Schroders PLC, Series R	1,300	$ 50,095
State Street Corp.	1,900	111,188
T. Rowe Price Group, Inc. (A)	1,500	110,190
TD Ameritrade Holding Corp.	2,000	63,060
UBS Group AG	16,124	259,748

		2,748,799

Chemicals - 1.0%
Agrium, Inc. (A)	400	35,317
Air Liquide SA, Class A	1,419	159,676
Air Products & Chemicals, Inc.	1,600	230,480
Air Water, Inc. (A)	2,000	29,606
Airgas, Inc.	700	99,148
Akzo Nobel NV	623	42,464
Arkema SA	220	16,517
Asahi Kasei Corp.	5,000	33,804
BASF SE, Class R	3,931	296,566
Celanese Corp., Series A	800	52,400
CF Industries Holdings, Inc., Class B	1,000	31,340
Chr Hansen Holding A/S	500	33,565
Dow Chemical Co.	4,300	218,698
E.I. du Pont de Nemours & Co.	3,400	215,288
Eastman Chemical Co. (A)	600	43,338
Ecolab, Inc.	2,100	234,192
Evonik Industries AG	1,400	42,001
FMC Corp., Class A (A)	600	24,222
Givaudan SA	100	196,142
Hitachi Chemical Co., Ltd.	700	12,595
Incitec Pivot, Ltd.	7,463	18,249
Israel Chemicals, Ltd.	1,656	7,208
Johnson Matthey PLC	1,133	44,652
JSR Corp.	600	8,626
K+S AG (A)	602	14,087
Kansai Paint Co., Ltd. (A)	1,300	20,884
Koninklijke DSM NV	1,052	57,860
Kuraray Co., Ltd.	1,000	12,226
LANXESS AG	1,000	48,065
Linde AG	812	118,315
LyondellBasell Industries NV, Class A	2,726	233,291
Mitsubishi Chemical Holdings Corp.	6,000	31,321
Mitsubishi Gas Chemical Co., Inc. (A)	2,000	10,769
Mitsui Chemicals, Inc.	4,000	13,328
Monsanto Co.	1,900	166,706
Mosaic Co. (A)	2,000	54,000
Nippon Paint Holdings Co., Ltd.	1,000	22,187
Nitto Denko Corp. (A)	700	38,917
Novozymes A/S, Class B	1,430	64,288
Orica, Ltd.	841	9,909
Potash Corp. of Saskatchewan, Inc.	3,700	62,989
PPG Industries, Inc.	800	89,192
Praxair, Inc.	1,100	125,895
Sherwin-Williams Co.	600	170,802
Shin-Etsu Chemical Co., Ltd.	1,700	87,972
Solvay SA, Class A	297	29,791
Sumitomo Chemical Co., Ltd.	5,000	22,613
Syngenta AG	359	149,342
Taiyo Nippon Sanso Corp. (A)	3,000	28,469
Teijin, Ltd.	4,000	13,932
Toray Industries, Inc. (A)	5,000	42,614
Umicore SA	293	14,586
Yara International ASA	701	26,381

		3,906,825

Commercial Services & Supplies - 0.2%
ADT Corp.	550	22,693
Aggreko PLC	1,285	19,877

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Brambles, Ltd.	3,848	$ 35,750
Dai Nippon Printing Co., Ltd. (A)	3,000	26,656
Edenred	711	13,810
G4S PLC	15,300	41,884
Republic Services, Inc., Class A	1,400	66,710
Secom Co., Ltd.	800	59,468
Securitas AB, Class B	2,900	48,046
Societe BIC SA	200	30,086
Stericycle, Inc. (B)	600	75,714
Toppan Printing Co., Ltd. (A)	2,000	16,776
Tyco International PLC	4,300	157,853
Waste Management, Inc.	3,300	194,700

		810,023

Communications Equipment - 0.3%
Cisco Systems, Inc.	22,700	646,269
F5 Networks, Inc., Class B (A) (B)	500	52,925
Juniper Networks, Inc.	1,800	45,918
Motorola Solutions, Inc.	2,213	167,524
Nokia OYJ	24,559	146,016
Telefonaktiebolaget LM Ericsson, Class B	12,776	127,945

		1,186,597

Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	855	25,480
Bouygues SA, Class A	792	32,309
CIMIC Group, Ltd. (A)	3,687	98,241
Ferrovial SA	2,900	62,319
Fluor Corp.	600	32,220
JGC Corp.	1,300	19,463
Kajima Corp. (A)	4,900	30,738
Obayashi Corp.	6,000	59,176
Shimizu Corp.	5,000	42,383
Skanska AB, Class B	2,057	46,951
SNC-Lavalin Group, Inc.	1,300	47,496
Taisei Corp.	5,200	34,376
Vinci SA	1,996	148,699

		679,851

Construction Materials - 0.1%
Boral, Ltd.	2,548	12,071
CRH PLC	3,721	105,133
Fletcher Building, Ltd.	3,130	17,070
HeidelbergCement AG	650	55,657
Imerys SA	600	41,845
James Hardie Industries PLC, CDI	4,700	64,346
LafargeHolcim, Ltd.	1,394	65,572
Taiheiyo Cement Corp.	8,000	18,410

		380,104

Consumer Finance - 0.2%
Acom Co., Ltd. (A) (B)	7,500	37,785
AEON Financial Service Co., Ltd. (A)	1,000	23,600
American Express Co.	3,800	233,320
Capital One Financial Corp.	2,500	173,275
Credit Saison Co., Ltd. (A)	600	10,444
Discover Financial Services	1,300	66,196
Navient Corp. (A)	2,600	31,122
Synchrony Financial (B)	4,543	130,202

		705,944

Containers & Packaging - 0.1%
Amcor, Ltd.	3,510	38,610
Ball Corp. (A)	600	42,774

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging (continued)
International Paper Co.	3,700	$ 151,848
Toyo Seikan Group Holdings, Ltd. (A)	1,600	29,968
WestRock Co.	1,400	54,642

		317,842

Distributors - 0.0% (G)
Genuine Parts Co.	600	59,616
Jardine Cycle & Carriage, Ltd.	180	5,346

		64,962

Diversified Consumer Services - 0.0% (G)
Benesse Holdings, Inc. (A)	300	8,637

Diversified Financial Services - 0.5%
ASX, Ltd.	1,449	46,018
Berkshire Hathaway, Inc., Class B (B)	5,100	723,588
CME Group, Inc., Class A	1,000	96,050
Credit Suisse Group AG (B)	6,116	86,567
Deutsche Boerse AG	586	50,004
Eurazeo SA	925	62,543
Exor SpA	1,400	50,181
First Pacific Co., Ltd.	46,000	34,393
Groupe Bruxelles Lambert SA	429	35,396
Hong Kong Exchanges and Clearing, Ltd.	4,600	110,651
Industrivarden AB, Class C	2,000	34,096
Intercontinental Exchange, Inc.	640	150,490
Investment AB Kinnevik, Class B	999	28,340
Investor AB, Class B	1,891	66,945
Japan Exchange Group, Inc.	2,400	36,764
London Stock Exchange Group PLC	1,500	60,753
McGraw Hill Financial, Inc.	2,300	227,654
Mitsubishi UFJ Lease & Finance Co., Ltd.	6,120	26,863
Moody’s Corp.	1,000	96,560
Onex Corp.	400	24,380
ORIX Corp.	5,460	77,889
Singapore Exchange, Ltd.	4,000	23,593
Wendel SA	400	43,541

		2,193,259

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	29,530	1,156,690
BCE, Inc.	1,149	52,365
Bezeq Israeli Telecommunication Corp., Ltd.	12,438	28,063
BT Group PLC, Class A	33,088	209,337
CenturyLink, Inc. (A)	3,249	103,838
Deutsche Telekom AG	12,511	224,577
Elisa OYJ (A)	564	21,929
HKT Trust & HKT, Ltd.	14,000	19,275
Iliad SA	123	31,652
Inmarsat PLC	4,216	59,614
Koninklijke KPN NV	27,789	116,461
Nippon Telegraph & Telephone Corp.	3,600	155,074
Orange SA	8,100	141,896
PCCW, Ltd.	8,000	5,156
Proximus SADP	842	28,777
SBA Communications Corp., Class A (B)	700	70,119
Singapore Telecommunications, Ltd.	34,000	96,361
Spark New Zealand, Ltd.	6,787	17,123
Swisscom AG	129	70,098
TDC A/S, Class B	2,394	11,717
Telecom Italia SpA (B)	49,323	53,206
Telecom Italia SpA	35,922	31,474
Telefonica Deutschland Holding AG	12,000	65,010
Telefonica SA	20,872	233,987
Telenor ASA	3,562	57,640

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
TeliaSonera AB	10,340	$ 53,711
Telstra Corp., Ltd.	15,830	64,677
TELUS Corp. (C)	800	26,056
Verizon Communications, Inc.	17,493	946,021

		4,151,904

Electric Utilities - 0.6%
American Electric Power Co., Inc.	3,600	239,040
AusNet Services	1,005	1,148
Cheung Kong Infrastructure Holdings, Ltd.	6,000	58,706
Chubu Electric Power Co., Inc.	2,300	32,116
Chugoku Electric Power Co., Inc. (A)	1,700	22,960
CLP Holdings, Ltd.	8,500	76,975
Contact Energy, Ltd.	4,565	15,777
Duke Energy Corp.	2,296	185,241
Edison International	2,100	150,969
EDP - Energias de Portugal SA	10,120	35,997
Electricite de France SA	1,016	11,404
Endesa SA	2,000	38,393
Enel SpA	31,105	137,967
Entergy Corp., Class B	600	47,568
Eversource Energy	1,061	61,899
Exelon Corp.	3,078	110,377
FirstEnergy Corp.	1,066	38,344
Fortis, Inc. (A)	1,300	40,749
Fortum OYJ (A)	1,987	30,094
Hokuriku Electric Power Co.	1,400	19,816
Iberdrola SA	20,045	133,685
Kansai Electric Power Co., Inc. (B)	2,700	23,911
Kyushu Electric Power Co., Inc. (A) (B)	3,500	33,307
NextEra Energy, Inc.	1,700	201,178
PG&E Corp.	3,100	185,132
Power Assets Holdings, Ltd.	5,000	51,177
PPL Corp.	2,900	110,403
Red Electrica Corp. SA	400	34,729
Shikoku Electric Power Co., Inc. (A)	500	6,704
Southern Co.	3,100	160,363
SSE PLC, Class B	2,398	51,386
Terna Rete Elettrica Nazionale SpA	4,393	25,069
Tohoku Electric Power Co., Inc. (A)	1,300	16,772
Tokyo Electric Power Co., Inc. (B)	5,300	29,150
Xcel Energy, Inc.	1,400	58,548

		2,477,054

Electrical Equipment - 0.2%
ABB, Ltd. (B)	7,949	154,921
AMETEK, Inc., Class A	1,050	52,479
Eaton Corp. PLC	1,994	124,745
Emerson Electric Co.	2,700	146,826
Legrand SA	1,171	65,618
Mitsubishi Electric Corp.	8,000	83,842
Nidec Corp. (A)	1,000	68,426
Osram Licht AG	351	18,095
Prysmian SpA	896	20,299
Rockwell Automation, Inc., Class B (A)	500	56,875
Schneider Electric SE	2,182	137,900
Vestas Wind Systems A/S	1,000	70,551

		1,000,577

Electronic Equipment, Instruments & Components - 0.3%
Alps Electric Co., Ltd. (A)	600	10,460
Amphenol Corp., Class A	1,200	69,384
Corning, Inc.	8,900	185,921
Hexagon AB, Class B	1,472	57,297
Hirose Electric Co., Ltd.	300	33,080
Hitachi High-Technologies Corp.	500	14,083

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Hitachi, Ltd.	19,500	$ 91,241
Ingenico Group SA	400	45,948
Keyence Corp.	200	109,094
Kyocera Corp.	1,200	52,854
Murata Manufacturing Co., Ltd.	900	108,517
Nippon Electric Glass Co., Ltd.	1,500	7,677
Omron Corp. (A)	600	17,859
TDK Corp.	500	27,767
TE Connectivity, Ltd.	3,400	210,528

		1,041,710

Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	3,000	131,490
Cameron International Corp. (B)	2,500	167,625
FMC Technologies, Inc. (B)	800	21,888
Halliburton Co.	3,900	139,308
National Oilwell Varco, Inc. (A)	1,800	55,980
Petrofac, Ltd. (A)	2,778	36,747
Saipem SpA (B)	1,338	536
Schlumberger, Ltd. (A)	5,639	415,876
Technip SA	931	51,603
Tenaris SA	1,818	22,652
Weatherford International PLC (B)	5,900	45,902

		1,089,607

Food & Staples Retailing - 0.8%
Aeon Co., Ltd. (A)	2,200	31,785
Alimentation Couche-Tard, Inc., Class B	1,900	84,558
Carrefour SA	2,140	58,881
Casino Guichard Perrachon SA	508	29,122
Colruyt SA	32	1,864
Costco Wholesale Corp.	1,600	252,128
CVS Health Corp.	4,700	487,531
Delhaize Group	429	44,789
Distribuidora Internacional de Alimentacion SA (A) (B)	1,040	5,403
FamilyMart Co., Ltd.	300	15,594
George Weston, Ltd., Class A	400	35,813
ICA Gruppen AB (A)	500	16,543
J. Sainsbury PLC (A)	9,900	39,287
Jeronimo Martins SGPS SA	1,149	18,801
Koninklijke Ahold NV	2,534	57,006
Kroger Co.	3,200	122,400
Lawson, Inc.	500	41,850
Loblaw Cos., Ltd.	1,809	101,290
METRO AG (A)	1,800	55,773
Metro, Inc.	1,000	34,695
Seven & i Holdings Co., Ltd.	3,200	136,251
Sysco Corp. (A)	4,300	200,939
Tesco PLC (B)	29,088	80,129
Wal-Mart Stores, Inc. (A)	7,900	541,071
Walgreens Boots Alliance, Inc.	3,700	311,688
Wesfarmers, Ltd.	4,891	155,404
Whole Foods Market, Inc. (A)	1,800	55,998
WM Morrison Supermarkets PLC (A)	23,879	68,147
Woolworths, Ltd. (A)	5,314	90,023

		3,174,763

Food Products - 0.8%
Ajinomoto Co., Inc.	3,000	67,693
Archer-Daniels-Midland Co.	4,900	177,919
Aryzta AG (B)	600	24,854
Associated British Foods PLC	2,519	121,164
Bunge, Ltd.	600	34,002
Campbell Soup Co. (A)	1,100	70,169
Chocoladefabriken Lindt & Spruengli AG	1	74,869

	Shares	Value
COMMON STOCKS (continued)
Food Products (continued)
ConAgra Foods, Inc.	1,500	$ 66,930
Danone SA	2,555	181,737
General Mills, Inc.	2,700	171,045
Golden Agri-Resources, Ltd.	31,000	9,430
Hershey Co. (A)	1,300	119,717
Hormel Foods Corp. (A)	3,400	147,016
J.M. Smucker, Co.	500	64,920
Kellogg Co.	2,200	168,410
Kerry Group PLC, Class A	740	68,947
Kraft Heinz Co.	2,033	159,712
Mead Johnson Nutrition Co., Class A	500	42,485
MEIJI Holdings Co., Ltd.	600	48,247
Mondelez International, Inc., Class A	6,100	244,732
Nestle SA	13,962	1,043,284
NH Foods, Ltd.	1,000	22,036
Nissin Foods Holdings Co., Ltd. (A)	300	14,101
Orkla ASA	4,787	43,359
Saputo, Inc.	1,000	32,062
Tate & Lyle PLC	2,200	18,263
Toyo Suisan Kaisha, Ltd.	1,000	35,897
WH Group, Ltd. (B) (H)	24,000	17,387
Wilmar International, Ltd. (A)	8,000	19,943
Yakult Honsha Co., Ltd., Class A (A)	600	26,576
Yamazaki Baking Co., Ltd. (A)	2,500	52,668

		3,389,574

Gas Utilities - 0.1%
APA Group	3,733	25,210
Enagas SA	700	21,040
Gas Natural SDG SA	2,960	59,853
Hong Kong & China Gas Co., Ltd.	25,115	47,010
Osaka Gas Co., Ltd. (A)	7,000	26,894
Snam SpA	8,096	50,714
Toho Gas Co., Ltd.	3,600	25,558
Tokyo Gas Co., Ltd.	9,000	41,959

		298,238

Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	6,700	280,261
Baxter International, Inc.	2,000	82,160
Becton Dickinson and Co.	1,700	258,094
Boston Scientific Corp. (B)	6,000	112,860
Coloplast A/S, Class B	750	56,830
CR Bard, Inc.	700	141,869
Edwards Lifesciences Corp. (B)	800	70,568
Essilor International SA	764	94,368
Getinge AB, Class B (A)	903	20,811
Hoya Corp.	1,600	60,861
Intuitive Surgical, Inc. (B)	200	120,210
Medtronic PLC	5,712	428,400
Olympus Corp.	1,200	46,648
Smith & Nephew PLC	4,334	71,460
St. Jude Medical, Inc.	2,100	115,500
Stryker Corp. (A)	2,400	257,496
Sysmex Corp.	600	37,532
Terumo Corp. (A)	1,400	50,193
Zimmer Biomet Holdings, Inc., Class A (A)	1,200	127,956

		2,434,077

Health Care Providers & Services - 0.7%
Aetna, Inc.	1,600	179,760
Alfresa Holdings Corp.	1,600	30,694
AmerisourceBergen Corp., Class A	1,000	86,550
Anthem, Inc.	1,600	222,384
Cardinal Health, Inc.	900	73,755
Cigna Corp.	1,300	178,412

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
DaVita HealthCare Partners, Inc. (B)	1,200	$ 88,056
Express Scripts Holding Co. (A) (B)	2,928	201,124
Fresenius Medical Care AG & Co. KGaA	1,268	112,312
Fresenius SE & Co. KGaA	1,644	120,118
HCA Holdings, Inc. (B)	1,939	151,339
Humana, Inc., Class A (A)	1,300	237,835
Laboratory Corp. of America Holdings (B)	400	46,852
McKesson Corp.	1,000	157,250
Medipal Holdings Corp.	900	14,250
Miraca Holdings, Inc.	300	12,328
Quest Diagnostics, Inc.	1,900	135,755
Ramsay Health Care, Ltd. (A)	2,022	95,106
Ryman Healthcare, Ltd.	1,600	9,234
Sonic Healthcare, Ltd.	210	3,023
Suzuken Co., Ltd.	700	23,791
UnitedHealth Group, Inc.	3,800	489,820

		2,669,748

Health Care Technology - 0.0% (G)
Cerner Corp. (A) (B)	3,100	164,176

Hotels, Restaurants & Leisure - 0.6%
Accor SA	574	24,323
Carnival Corp.	3,800	200,526
Carnival PLC, Class A	3,300	177,831
Chipotle Mexican Grill, Inc., Class A (A) (B)	136	64,052
Compass Group PLC	7,340	129,457
Crown Resorts, Ltd.	5,758	54,996
Galaxy Entertainment Group, Ltd.	11,400	42,691
Genting Singapore PLC	36,000	22,302
Hilton Worldwide Holdings, Inc. (A)	2,700	60,804
Las Vegas Sands Corp.	2,900	149,872
Marriott International, Inc., Class A (A)	2,300	163,714
McDonald’s Corp.	4,300	540,424
McDonald’s Holdings Co., Japan, Ltd. (A)	400	9,475
MGM China Holdings, Ltd.	10,000	15,237
Oriental Land Co., Ltd.	800	56,653
Paddy Power Betfair PLC	368	51,338
Sands China, Ltd.	10,000	40,671
Shangri-La Asia, Ltd.	8,000	9,127
SJM Holdings, Ltd. (A)	20,000	14,206
Sodexo SA	250	26,951
Starbucks Corp.	6,700	399,990
Starwood Hotels & Resorts Worldwide, Inc.	600	50,058
Tatts Group, Ltd.	8,000	23,181
TUI AG	2,800	43,392
Whitbread PLC	1,300	73,938
Wynn Macau, Ltd. (B)	9,161	14,171
Wynn Resorts, Ltd. (A)	625	58,394
Yum! Brands, Inc.	1,700	139,145

		2,656,919

Household Durables - 0.1%
Electrolux AB, Series B (A)	977	25,706
Garmin, Ltd.	800	31,968
Husqvarna AB, Class B	2,400	17,546
Iida Group Holdings Co., Ltd.	1,600	31,205
Nikon Corp. (A)	1,200	18,361
Panasonic Corp.	9,500	87,238
Rinnai Corp.	200	17,664
Sekisui Chemical Co., Ltd.	3,000	36,945
Sekisui House, Ltd.	3,000	50,633
Sony Corp.	5,200	133,667
Techtronic Industries Co., Ltd.	5,000	19,788

		470,721

	Shares	Value
COMMON STOCKS (continued)
Household Products - 0.5%
Church & Dwight Co., Inc. (A)	900	$ 82,962
Clorox Co. (A)	600	75,636
Colgate-Palmolive Co.	3,400	240,210
Henkel AG & Co. KGaA	564	55,430
Kimberly-Clark Corp.	1,400	188,314
Procter & Gamble Co.	11,600	954,796
Reckitt Benckiser Group PLC, Class A	2,437	235,560
Svenska Cellulosa AB SCA, Class B	2,423	75,720
Unicharm Corp. (A)	1,500	32,640

		1,941,268

Independent Power and Renewable Electricity Producers - 0.0% (G)
AES Corp.	3,000	35,400
Calpine Corp. (B)	6,500	98,605
Electric Power Development Co., Ltd.	500	15,616
Enel Green Power SpA	17,983	38,675
Meridian Energy, Ltd.	7,600	13,763

		202,059

Industrial Conglomerates - 0.7%
3M Co.	2,400	399,912
CK Hutchison Holdings, Ltd.	12,156	157,487
Danaher Corp.	2,100	199,206
General Electric Co.	42,205	1,341,697
Jardine Matheson Holdings, Ltd.	1,100	62,788
Keppel Corp., Ltd. (A)	5,200	22,492
Koninklijke Philips NV	3,632	103,466
NWS Holdings, Ltd.	12,000	19,058
Roper Technologies, Inc. (A)	400	73,108
Seibu Holdings, Inc.	1,300	27,503
Sembcorp Industries, Ltd.	4,000	8,962
Siemens AG, Class A	3,519	372,998
Smiths Group PLC	3,680	56,871
Toshiba Corp. (A) (B)	15,000	29,188

		2,874,736

Insurance - 1.4%
Aflac, Inc.	1,200	75,768
Ageas	901	35,750
AIA Group, Ltd.	51,600	292,345
Allianz SE, Class A	1,904	309,710
Allstate Corp.	1,200	80,844
American International Group, Inc.	5,920	319,976
AMP, Ltd.	21,333	94,683
Aon PLC	2,300	240,235
Arch Capital Group, Ltd. (B)	300	21,330
Assicurazioni Generali SpA	4,281	63,474
Aviva PLC	17,697	115,928
Chubb, Ltd.	1,821	216,972
CNP Assurances	3,701	57,717
Dai-ichi Life Insurance Co., Ltd. (A)	4,700	56,899
Direct Line Insurance Group PLC	8,500	45,194
Everest RE Group, Ltd.	100	19,743
Fairfax Financial Holdings, Ltd.	100	55,982
Gjensidige Forsikring ASA, Class A	1,640	27,965
Great-West Lifeco, Inc.	2,700	74,301
Hannover Rueck SE	1,000	116,521
Hartford Financial Services Group, Inc.	1,800	82,944
Insurance Australia Group, Ltd.	7,001	29,946
Intact Financial Corp.	700	49,009
Japan Post Holdings Co., Ltd.	2,100	28,026
Legal & General Group PLC	25,762	87,026
Lincoln National Corp.	400	15,680
Loews Corp.	2,700	103,302
Manulife Financial Corp. (A)	7,900	111,801

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Mapfre SA	14,080	$ 30,425
Marsh & McLennan Cos., Inc.	3,900	237,081
MetLife, Inc.	4,000	175,760
MS&AD Insurance Group Holdings, Inc. (A)	2,100	58,515
Muenchener Rueckversicherungs-Gesellschaft AG	631	128,345
Old Mutual PLC	21,089	58,488
Power Corp. of Canada	2,000	46,137
Power Financial Corp. (A)	1,100	27,501
Principal Financial Group, Inc.	1,400	55,230
Progressive Corp.	5,200	182,728
Prudential Financial, Inc.	2,000	144,440
Prudential PLC	11,309	211,316
QBE Insurance Group, Ltd.	5,037	42,125
RenaissanceRe Holdings, Ltd. (A)	200	23,966
RSA Insurance Group PLC	13,480	92,099
Sampo Oyj, Class A	1,811	86,015
SCOR SE	874	31,029
Sompo Japan Nipponkoa Holdings, Inc.	1,700	48,155
Sony Financial Holdings, Inc. (A)	2,620	33,476
Standard Life PLC	14,442	73,863
Sun Life Financial, Inc.	2,500	80,654
Suncorp Group, Ltd.	5,451	49,766
Swiss Life Holding AG (B)	300	79,777
Swiss Re AG	1,463	135,262
T&D Holdings, Inc.	2,450	22,847
Tokio Marine Holdings, Inc.	3,100	104,669
Travelers Cos., Inc.	1,600	186,736
Tryg A/S	1,460	28,337
UnipolSai SpA	13,078	30,269
Willis Towers Watson PLC	377	44,735
XL Group PLC, Class A	2,500	92,000
Zurich Insurance Group AG (B)	509	118,205

		5,589,022

Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (B)	1,700	1,009,188
Liberty Interactive Corp QVC Group, Series A (B)	2,000	50,500
Netflix, Inc. (A) (B)	1,400	143,122
Priceline Group, Inc. (A) (B)	200	257,792
Rakuten, Inc.	4,123	39,766

		1,500,368

Internet Software & Services - 0.9%
Alphabet, Inc., Class A (B)	1,300	991,770
Alphabet, Inc., Class C	1,403	1,045,165
eBay, Inc. (B)	4,200	100,212
Facebook, Inc., Class A (B)	10,245	1,168,955
LinkedIn Corp., Class A (B)	500	57,175
Twitter, Inc. (A) (B)	4,828	79,903
Yahoo Japan Corp. (A)	4,100	17,450
Yahoo!, Inc. (B)	4,200	154,602

		3,615,232

IT Services - 0.8%
Accenture PLC, Class A	2,300	265,420
Amadeus IT Holding SA, Class A	1,507	64,631
Atos SE	313	25,494
Automatic Data Processing, Inc.	2,100	188,391
Cap Gemini SA	492	46,232
CGI Group, Inc., Class A (B)	1,300	62,130
Cognizant Technology Solutions Corp., Class A (B)	3,200	200,640
Computershare, Ltd.	3,870	29,013

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Fidelity National Information Services, Inc. (A)	1,100	$ 69,641
Fiserv, Inc. (B)	1,000	102,580
Fujitsu, Ltd.	7,000	25,911
International Business Machines Corp. (A)	4,600	696,670
ITOCHU Techno-Solutions Corp. (A)	800	15,098
MasterCard, Inc., Class A	4,000	378,000
Nomura Research Institute, Ltd.	1,600	53,881
NTT Data Corp.	1,211	60,795
Paychex, Inc.	1,200	64,812
PayPal Holdings, Inc. (B)	4,200	162,120
Teradata Corp. (A) (B)	1,500	39,360
Visa, Inc., Class A (A)	8,800	673,024
Western Union Co. (A)	2,100	40,509
Xerox Corp.	4,800	53,568

		3,317,920

Leisure Products - 0.0% (G)
Bandai Namco Holdings, Inc.	1,400	30,527
Mattel, Inc.	2,600	87,412
Sankyo Co., Ltd. (A)	300	11,169
Sega Sammy Holdings, Inc. (A)	2,200	23,985
Shimano, Inc.	300	47,021

		200,114

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	2,800	111,580
Illumina, Inc. (B)	700	113,477
Lonza Group AG (B)	500	84,603
QIAGEN NV (B)	1,900	42,332
Thermo Fisher Scientific, Inc.	1,500	212,385

		564,377

Machinery - 0.6%
Alfa Laval AB	976	15,978
Alstom SA (A) (B)	1,929	49,311
Amada Holdings Co., Ltd.	3,000	29,268
Andritz AG	400	21,964
Atlas Copco AB, A Shares	2,427	61,077
Atlas Copco AB, B Shares	1,598	37,675
Caterpillar, Inc. (A)	2,300	176,042
CNH Industrial NV	3,146	21,389
Cummins, Inc. (A)	1,300	142,922
Deere & Co.	1,600	123,184
Dover Corp.	1,300	83,629
FANUC Corp.	900	139,824
GEA Group AG	1,022	50,006
Hino Motors, Ltd.	2,000	21,627
Hitachi Construction Machinery Co., Ltd. (A)	200	3,177
IHI Corp.	5,000	10,574
Illinois Tool Works, Inc., Class A	1,800	184,392
Ingersoll-Rand PLC (A)	2,700	167,427
JTEKT Corp.	1,200	15,567
Kawasaki Heavy Industries, Ltd. (A)	7,000	20,214
Komatsu, Ltd. (A)	4,000	68,097
Kone OYJ, Class B (A)	1,488	71,724
Kubota Corp.	5,000	68,262
Kurita Water Industries, Ltd.	500	11,404
Makita Corp.	300	18,606
MAN SE	621	67,215
Metso OYJ (A)	455	10,857
Mitsubishi Heavy Industries, Ltd.	11,000	40,865
Nabtesco Corp.	600	13,467
NGK Insulators, Ltd.	1,400	25,862
NSK, Ltd.	2,000	18,304
PACCAR, Inc. (A)	2,800	153,132

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Parker-Hannifin Corp. (A)	1,400	$ 155,512
Pentair PLC	263	14,270
Sandvik AB	3,623	37,487
Schindler Holding AG	200	36,628
Sembcorp Marine, Ltd. (A)	9,000	11,018
SKF AB, Class B (A)	2,461	44,441
SMC Corp.	200	46,452
Stanley Black & Decker, Inc.	1,700	178,857
Sumitomo Heavy Industries, Ltd.	4,000	16,527
THK Co., Ltd. (A)	1,000	18,446
Volvo AB, Class B	7,096	77,880
Wartsila OYJ Abp (A)	587	26,564
Weir Group PLC	2,900	46,150
Yangzijiang Shipbuilding Holdings, Ltd.	14,000	10,179

		2,663,453

Marine - 0.0% (G)
A.P. Moller - Maersk A/S, Class A	5	6,383
A.P. Moller - Maersk A/S, Class B	30	39,353
Keuhne & Nagel International AG	443	62,980
Mitsui O.S.K. Lines, Ltd. (A)	7,000	14,243
Nippon Yusen KK	11,000	21,209

		144,168

Media - 1.2%
Altice NV, Class A (B)	1,200	21,383
Altice NV, Class B (B)	400	7,207
Axel Springer SE	700	37,732
CBS Corp., Class B (A)	1,500	82,635
Charter Communications, Inc., Class A (A) (B)	253	51,215
Comcast Corp., Class A	10,400	635,232
Dentsu, Inc.	1,300	65,263
Discovery Communications, Inc., Class C (B)	2,000	54,000
Discovery Communications, Inc., Series A (A) (B)	2,000	57,260
DISH Network Corp., Class A (B)	3,200	148,032
Eutelsat Communications SA	1,278	41,286
ITV PLC	17,100	59,238
JCDecaux SA	1,315	57,564
Kabel Deutschland Holding AG	800	89,667
Lagardere SCA	1,800	47,826
Liberty Global PLC, Class A (B)	2,200	84,700
Liberty Global PLC, Series C (B)	2,200	82,632
Liberty Media Corp., Class A (B)	600	23,178
Liberty Media Corp., Class C (B)	1,200	45,708
News Corp., Class A	1,524	19,461
Numericable-SFR SAS	600	25,255
Omnicom Group, Inc. (A)	2,300	191,429
Pearson PLC	2,730	34,308
Publicis Groupe SA	701	49,224
RELX NV	5,546	96,839
RELX PLC	6,093	113,239
Schibsted ASA, B Shares (B)	600	16,612
Scripps Networks Interactive, Inc., Class A (A)	900	58,950
SES SA	872	25,536
Shaw Communications, Inc., Class B (A)	2,200	42,501
Singapore Press Holdings, Ltd. (A)	7,000	20,774
Sirius XM Holdings, Inc. (A) (B)	37,874	149,602
Sky PLC	4,495	66,109
Telenet Group Holding NV (B)	200	10,124
Thomson Reuters Corp., Class B	1,600	64,825
Time Warner Cable, Inc.	1,300	266,006
Time Warner, Inc.	3,500	253,925
Toho Co., Ltd.	1,100	28,940

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Twenty-First Century Fox, Inc., Class A	6,100	$ 170,068
Twenty-First Century Fox, Inc., Class B	5,900	166,380
Viacom, Inc., Class B	3,700	152,736
Vivendi SA	5,666	119,147
Walt Disney Co.	7,200	715,032
Wolters Kluwer NV	700	27,942
WPP PLC, Class A	5,810	135,767

		4,712,489

Metals & Mining - 0.4%
Agnico Eagle Mines, Ltd.	600	21,709
Alcoa, Inc.	12,400	118,792
Anglo American PLC	4,851	38,466
Antofagasta PLC, Class A (A)	5,815	39,203
ArcelorMittal (A)	4,057	18,351
Barrick Gold Corp.	4,200	57,046
BHP Billiton PLC	7,679	86,335
BHP Billiton, Ltd.	13,601	175,780
Boliden AB	1,192	19,073
Eldorado Gold Corp., Class A	5,200	16,336
First Quantum Minerals, Ltd.	3,948	20,793
Fortescue Metals Group, Ltd. (A)	11,892	23,245
Franco-Nevada Corp. (A)	1,100	67,554
Freeport-McMoRan, Inc. (A)	3,400	35,156
Fresnillo PLC	4,101	56,103
Glencore PLC (B)	40,302	91,051
Goldcorp, Inc.	2,900	47,048
Hitachi Metals, Ltd.	1,400	14,442
Iluka Resources, Ltd.	5,315	26,727
JFE Holdings, Inc. (A)	2,100	28,287
Kinross Gold Corp. (B)	6,433	21,943
Kobe Steel, Ltd. (A)	9,000	7,917
Mitsubishi Materials Corp.	4,000	11,302
Newcrest Mining, Ltd. (B)	3,252	42,278
Newmont Mining Corp.	2,100	55,818
Nippon Steel & Sumitomo Metal Corp. (A)	3,100	59,551
Norsk Hydro ASA	5,754	23,691
Nucor Corp. (A)	1,000	47,300
Randgold Resources, Ltd.	700	64,042
Rio Tinto PLC	4,842	135,992
Rio Tinto, Ltd. (A)	1,626	53,209
Silver Wheaton Corp. (A)	1,500	24,889
South32, Ltd. (B)	21,280	23,897
Sumitomo Metal Mining Co., Ltd. (A)	2,000	19,859
Teck Resources, Ltd., Class B (A)	2,100	15,927
ThyssenKrupp AG	1,549	32,185
Turquoise Hill Resources, Ltd. (B)	16,445	42,038
voestalpine AG	563	18,838
Yamana Gold, Inc. (A)	3,200	9,708

		1,711,881

Multi-Utilities - 0.4%
AGL Energy, Ltd.	3,330	46,968
Ameren Corp.	1,100	55,110
Canadian Utilities, Ltd., Class A	600	16,793
CenterPoint Energy, Inc.	1,900	39,748
Centrica PLC	21,915	71,670
CMS Energy Corp.	3,100	131,564
Consolidated Edison, Inc. (A)	1,600	122,592
Dominion Resources, Inc.	2,400	180,288
DTE Energy Co.	700	63,462
E.ON SE	8,854	85,013
Engie SA	5,410	83,968
National Grid PLC, Class B	16,593	235,266
Public Service Enterprise Group, Inc.	2,800	131,992
RWE AG	1,736	22,470

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities (continued)
SCANA Corp.	1,500	$ 105,225
Sempra Energy	1,090	113,415
Suez Environnement Co.	1,600	29,349
Veolia Environnement SA	2,882	69,425
WEC Energy Group, Inc. (A)	1,300	78,091

		1,682,409

Multiline Retail - 0.2%
Canadian Tire Corp., Ltd., Class A	800	83,274
Dollar General Corp.	2,500	214,000
Dollar Tree, Inc. (A) (B)	973	80,234
Don Quijote Holdings Co., Ltd.	800	27,793
Isetan Mitsukoshi Holdings, Ltd. (A)	1,200	14,021
Kohl’s Corp. (A)	800	37,288
Macy’s, Inc.	3,200	141,088
Marks & Spencer Group PLC	13,300	77,593
Next PLC	1,400	108,580
Nordstrom, Inc. (A)	700	40,047
Ryohin Keikaku Co., Ltd.	95	20,090
Target Corp. (A)	2,300	189,244

		1,033,252

Oil, Gas & Consumable Fuels - 1.9%
Anadarko Petroleum Corp., Class A	1,800	83,826
Apache Corp. (A)	1,400	68,334
ARC Resources, Ltd. (A)	3,200	46,543
BP PLC	80,568	405,179
Cameco Corp., Class A (A)	2,400	30,805
Canadian Natural Resources, Ltd.	4,700	127,131
Cenovus Energy, Inc.	2,700	35,134
Chevron Corp.	8,300	791,820
Columbia Pipeline Group, Inc.	3,000	75,300
Concho Resources, Inc. (A) (B)	401	40,517
ConocoPhillips	5,300	213,431
Continental Resources, Inc., Class B (A) (B)	2,964	89,987
Crescent Point Energy Corp. (A)	4,600	63,683
Devon Energy Corp., Class A	2,000	54,880
Enbridge, Inc.	3,300	128,468
EnCana Corp.	3,100	18,904
Eni SpA, Class B	10,808	163,569
EOG Resources, Inc. (A)	2,200	159,676
EQT Corp.	600	40,356
Exxon Mobil Corp.	19,815	1,656,336
Galp Energia SGPS SA, Class B	1,635	20,558
Husky Energy, Inc.	2,757	34,326
Idemitsu Kosan Co., Ltd. (A)	400	7,140
Imperial Oil, Ltd.	1,300	43,432
Inpex Corp.	3,200	24,268
Inter Pipeline, Ltd. (A)	2,000	41,193
JX Holdings, Inc. (A)	8,000	30,836
Keyera Corp. (A)	600	18,211
Kinder Morgan, Inc. (A)	8,156	145,666
Koninklijke Vopak NV	738	36,753
Lundin Petroleum AB (B)	1,096	18,563
Marathon Oil Corp.	1,600	17,824
Marathon Petroleum Corp.	2,000	74,360
Murphy Oil Corp. (A)	700	17,633
Neste OYJ (A)	697	22,937
Noble Energy, Inc.	2,600	81,666
Occidental Petroleum Corp.	2,900	198,447
Oil Search, Ltd.	8,200	42,491
OMV AG	597	16,796
ONEOK, Inc.	2,500	74,650
Origin Energy, Ltd.	8,100	31,604
Pembina Pipeline Corp. (A)	1,000	27,034
Phillips 66 (A)	2,500	216,475

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co. (A)	1,200	$ 168,888
Range Resources Corp. (A)	600	19,428
Repsol SA, Class A	5,028	56,756
Royal Dutch Shell PLC, Class A	17,281	417,966
Royal Dutch Shell PLC, Class B	17,628	430,409
Santos, Ltd.	9,852	30,435
Showa Shell Sekiyu KK	200	1,795
Southwestern Energy Co. (A) (B)	1,200	9,684
Spectra Energy Corp. (A)	4,600	140,760
Statoil ASA	4,735	74,561
Suncor Energy, Inc.	6,600	183,809
TonenGeneral Sekiyu KK	3,000	27,136
TOTAL SA	9,376	427,398
Tourmaline Oil Corp. (B)	1,724	36,504
TransCanada Corp. (A)	2,600	102,218
Valero Energy Corp.	1,600	102,624
Vermilion Energy, Inc. (A)	500	14,633
Williams Cos., Inc.	3,000	48,210
Woodside Petroleum, Ltd.	3,250	64,674

		7,894,630

Paper & Forest Products - 0.0% (G)
Mondi PLC	2,100	40,295
OJI Holdings Corp.	3,000	12,048
Stora Enso OYJ, Class R	2,963	26,518
UPM-Kymmene OYJ	1,888	34,202

		113,063

Personal Products - 0.3%
Beiersdorf AG	486	43,877
Estee Lauder Cos., Inc., Class A	1,900	179,189
Kao Corp.	2,200	117,345
L’Oreal SA	1,086	194,570
Shiseido Co., Ltd.	1,600	35,712
Unilever NV, CVA	6,902	309,321
Unilever PLC	4,638	209,998

		1,090,012

Pharmaceuticals - 2.3%
Allergan PLC (B)	2,068	554,286
Astellas Pharma, Inc.	9,500	126,321
AstraZeneca PLC	5,530	309,954
Bayer AG	3,529	414,816
Bristol-Myers Squibb Co.	7,300	466,324
Chugai Pharmaceutical Co., Ltd.	700	21,676
Daiichi Sankyo Co., Ltd. (A)	2,400	53,365
Eisai Co., Ltd.	900	54,138
Eli Lilly & Co.	3,800	273,638
GlaxoSmithKline PLC	21,269	431,332
Hisamitsu Pharmaceutical Co., Inc.	300	13,408
Johnson & Johnson	12,294	1,330,211
Kyowa Hakko Kirin Co., Ltd.	3,300	52,662
Merck & Co., Inc.	12,900	682,539
Merck KGaA	642	53,555
Mitsubishi Tanabe Pharma Corp. (A)	2,000	34,777
Mylan NV (B)	1,800	83,430
Novartis AG	9,728	705,155
Novo Nordisk A/S, Class B	8,630	468,104
Ono Pharmaceutical Co., Ltd. (A)	2,000	84,677
Orion OYJ, Class B (A)	552	18,247
Otsuka Holdings Co., Ltd.	1,300	47,220
Perrigo Co. PLC (A)	588	75,223
Pfizer, Inc. (A)	27,000	800,280
Roche Holding AG	3,125	769,266
Sanofi	5,364	432,508
Santen Pharmaceutical Co., Ltd. (A)	2,500	37,607

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Shionogi & Co., Ltd.	1,000	$ 47,066
Shire PLC	2,902	165,011
Sumitomo Dainippon Pharma Co., Ltd. (A)	2,000	23,031
Taisho Pharmaceutical Holdings Co., Ltd. (A)	201	15,931
Takeda Pharmaceutical Co., Ltd. (A)	3,300	150,596
Teva Pharmaceutical Industries, Ltd.	3,798	204,953
UCB SA	705	53,941
Valeant Pharmaceuticals International, Inc. (B)	1,400	36,704
Zoetis, Inc., Class A	2,080	92,206

		9,184,158

Professional Services - 0.2%
Adecco SA	1,094	71,280
Bureau Veritas SA	784	17,463
Capita PLC	4,652	69,621
Experian PLC	3,140	56,147
Intertek Group PLC	1,100	50,035
Nielsen Holdings PLC	2,790	146,921
Randstad Holding NV	1,500	83,141
Recruit Holdings Co., Ltd.	900	27,469
SGS SA	28	59,171
Verisk Analytics, Inc., Class A (B)	800	63,936

		645,184

Real Estate Investment Trusts - 1.0%
American Capital Agency Corp.	1,500	27,945
American Tower Corp., Class A	1,400	143,318
Annaly Capital Management, Inc. (A)	7,800	80,028
Ascendas Real Estate Investment Trust	8,000	14,186
AvalonBay Communities, Inc.	700	133,140
Boston Properties, Inc. (A)	1,200	152,496
British Land Co. PLC	8,400	84,512
CapitaLand Commercial Trust, Ltd.	11,000	11,997
CapitaLand Mall Trust	7,000	10,854
Crown Castle International Corp.	1,500	129,750
Dexus Property Group	9,833	59,848
Digital Realty Trust, Inc. (A)	500	44,245
Equinix, Inc. (A)	500	165,355
Equity Residential	2,300	172,569
Essex Property Trust, Inc. (A)	269	62,908
Federal Realty Investment Trust (A)	500	78,025
Fonciere Des Regions	400	37,801
Gecina SA	205	28,226
General Growth Properties, Inc.	6,114	181,769
Goodman Group	14,735	75,338
GPT Group	7,080	27,136
HCP, Inc.	3,100	100,998
Host Hotels & Resorts, Inc.	7,000	116,900
ICADE	493	37,765
Japan Real Estate Investment Corp.	6	34,653
Japan Retail Fund Investment Corp., Class A	8	19,207
Kimco Realty Corp.	1,900	54,682
Klepierre	2,069	99,117
Land Securities Group PLC	4,245	67,127
Link REIT	8,000	47,387
Macerich Co., Class A	600	47,544
Mirvac Group	20,200	29,962
Nippon Building Fund, Inc.	4	23,706
Prologis, Inc., Class A	3,000	132,540
Public Storage	1,000	275,830
RioCan Real Estate Investment Trust	800	16,385
Scentre Group	31,774	108,142
Simon Property Group, Inc.	1,100	228,459

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
SL Green Realty Corp. (A)	700	$ 67,816
Stockland	15,671	51,294
Suntec Real Estate Investment Trust	7,000	8,699
Unibail-Rodamco SE (A)	369	101,528
Ventas, Inc. (A)	2,200	138,512
VEREIT, Inc. (A)	3,301	29,280
Vicinity Centres	12,502	30,571
Vornado Realty Trust, Class A	1,300	122,759
Welltower, Inc.	2,700	187,218
Westfield Corp.	7,948	60,864
Weyerhaeuser Co.	1,800	55,764

		4,016,155

Real Estate Management & Development - 0.3%
Aeon Mall Co., Ltd., Class A	600	8,887
Azrieli Group, Ltd.	400	15,707
Brookfield Asset Management, Inc., Class A	3,800	132,162
CapitaLand, Ltd.	11,000	25,055
Cheung Kong Property Holdings, Ltd.	12,156	78,195
City Developments, Ltd.	2,362	14,317
Daito Trust Construction Co., Ltd.	200	28,398
Daiwa House Industry Co., Ltd.	3,000	84,393
Global Logistic Properties, Ltd., Class L	13,000	18,567
Hang Lung Properties, Ltd.	13,000	24,869
Henderson Land Development Co., Ltd.	5,323	32,628
Hongkong Land Holdings, Ltd.	3,000	17,970
Hulic Co., Ltd.	1,700	16,253
Hysan Development Co., Ltd.	4,389	18,699
Kerry Properties, Ltd.	6,000	16,552
LendLease Group	4,700	49,971
Mitsubishi Estate Co., Ltd.	5,200	96,589
Mitsui Fudosan Co., Ltd.	4,200	104,790
New World Development Co., Ltd.	24,000	22,894
Nomura Real Estate Holdings, Inc. (A)	700	12,937
Sino Land Co., Ltd.	15,200	24,140
Sumitomo Realty & Development Co., Ltd.	1,900	55,610
Sun Hung Kai Properties, Ltd.	7,000	85,500
Swire Pacific, Ltd., Class A	2,500	26,926
Swire Properties, Ltd.	8,000	21,708
Tokyu Fudosan Holdings Corp.	4,000	27,154
UOL Group, Ltd.	4,000	17,806
Vonovia SE	2,080	74,851
Wharf Holdings, Ltd.	6,000	32,795
Wheelock & Co., Ltd.	4,000	17,867

		1,204,190

Road & Rail - 0.3%
Aurizon Holdings, Ltd.	13,914	42,237
Canadian National Railway Co.	3,600	224,967
Canadian Pacific Railway, Ltd.	700	93,001
Central Japan Railway Co.	618	109,301
ComfortDelGro Corp., Ltd.	7,000	15,165
CSX Corp.	4,400	113,300
DSV A/S	915	38,089
East Japan Railway Co.	1,400	120,825
Hankyu Hanshin Holdings, Inc.	2,900	18,501
Kansas City Southern (A)	500	42,725
Keikyu Corp. (A)	3,000	26,389
Keio Corp. (A)	2,000	17,557
Keisei Electric Railway Co., Ltd.	1,600	22,505
Kintetsu Group Holdings Co., Ltd. (A)	7,000	28,362
MTR Corp., Ltd.	4,000	19,723
Nippon Express Co., Ltd.	3,000	13,648
Norfolk Southern Corp.	800	66,600
Odakyu Electric Railway Co., Ltd. (A)	2,000	21,769

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Road & Rail (continued)
Tobu Railway Co., Ltd. (A)	4,000	$ 19,939
Tokyu Corp.	3,000	25,137
Union Pacific Corp.	3,400	270,470
West Japan Railway Co.	720	44,456

		1,394,666

Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices, Inc., Class A	3,100	183,489
Applied Materials, Inc., Class A	9,700	205,446
ARM Holdings PLC	6,042	87,993
ASM Pacific Technology, Ltd.	1,178	9,210
ASML Holding NV	1,528	155,232
Broadcom, Ltd.	1,750	270,375
Infineon Technologies AG	7,649	108,841
Intel Corp.	21,300	689,055
KLA-Tencor Corp.	700	50,967
Marvell Technology Group, Ltd.	2,500	25,775
Maxim Integrated Products, Inc., Class A	1,300	47,814
Micron Technology, Inc. (B)	4,600	48,162
NVIDIA Corp.	4,100	146,083
QUALCOMM, Inc.	7,300	373,322
ROHM Co., Ltd.	900	37,905
Skyworks Solutions, Inc. (A)	1,300	101,270
STMicroelectronics NV, Class B	4,800	26,643
Texas Instruments, Inc.	4,200	241,164
Tokyo Electron, Ltd.	600	39,110
Xilinx, Inc.	1,100	52,173

		2,900,029

Software - 1.1%
Activision Blizzard, Inc.	3,600	121,824
Adobe Systems, Inc. (B)	2,100	196,980
Autodesk, Inc. (B)	900	52,479
CA, Inc.	1,500	46,185
Citrix Systems, Inc. (B)	1,300	102,154
Constellation Software, Inc.	100	40,946
Dassault Systemes	484	38,403
Electronic Arts, Inc. (A) (B)	1,100	72,721
Gemalto NV	600	44,358
GungHo Online Entertainment, Inc. (A)	10,000	28,167
Intuit, Inc.	2,300	239,223
Konami Holdings Corp. (A)	1,200	35,506
Microsoft Corp.	33,800	1,866,774
Nexon Co., Ltd.	2,400	40,922
NICE-Systems, Ltd.	371	24,347
Nintendo Co., Ltd. (A)	400	56,866
Open Text Corp.	600	31,082
Oracle Corp.	700	39,309
Oracle Corp.	14,433	590,454
Red Hat, Inc. (B)	600	44,706
Sage Group PLC	7,890	71,278
salesforce.com, Inc. (B)	3,600	265,788
SAP SE	3,935	318,360
Symantec Corp. (A)	6,900	126,822
Trend Micro, Inc.	400	14,643
VMware, Inc., Class A (A) (B)	2,623	137,209

		4,647,506

Specialty Retail - 0.8%
ABC-Mart, Inc.	400	25,625
AutoZone, Inc. (B)	300	239,007
Bed Bath & Beyond, Inc. (A) (B)	1,800	89,352
Fast Retailing Co., Ltd. (A)	200	64,010
Gap, Inc., Class A (A)	4,000	117,600
Hennes & Mauritz AB, Class B	3,974	132,512
Home Depot, Inc.	6,500	867,295

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Industria de Diseno Textil SA	4,660	$ 156,772
Kingfisher PLC	10,833	58,610
L Brands, Inc.	2,400	210,744
Lowe’s Cos., Inc.	4,500	340,875
Nitori Holdings Co., Ltd.	450	41,223
O’Reilly Automotive, Inc. (A) (B)	400	109,464
Ross Stores, Inc.	4,200	243,180
Sanrio Co., Ltd. (A)	300	5,867
Shimamura Co., Ltd.	300	37,452
Staples, Inc.	2,500	27,575
Tiffany & Co. (A)	500	36,690
TJX Cos., Inc.	2,700	211,545
USS Co., Ltd.	2,700	43,135
Yamada Denki Co., Ltd. (A)	7,200	34,034

		3,092,567

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	25,158	2,741,970
Blackberry, Ltd. (A) (B)	1,700	13,796
Brother Industries, Ltd. (A)	2,200	25,295
Canon, Inc.	4,800	143,089
EMC Corp.	7,400	197,210
FUJIFILM Holdings Corp.	1,700	67,233
Hewlett Packard Enterprise Co.	7,200	127,656
HP, Inc.	7,200	88,704
Konica Minolta, Inc. (A)	1,500	12,742
NEC Corp. (A)	7,000	17,602
NetApp, Inc.	3,400	92,786
Ricoh Co., Ltd. (A)	2,000	20,365
SanDisk Corp. (A)	1,000	76,080
Seagate Technology PLC (A)	2,800	96,460
Seiko Epson Corp. (A)	1,600	25,846
Western Digital Corp. (A)	900	42,516

		3,789,350

Textiles, Apparel & Luxury Goods - 0.4%
adidas AG	924	108,296
Christian Dior SE	182	33,011
Cie Financiere Richemont SA	1,908	126,102
Coach, Inc., Class A	2,400	96,216
Gildan Activewear, Inc., Class A	1,200	36,589
Hermes International (A)	67	23,592
HUGO BOSS AG, Class A	400	26,236
Kering	240	42,903
Li & Fung, Ltd. (A)	20,000	11,860
lululemon athletica, Inc. (A) (B)	234	15,844
Luxottica Group SpA	871	48,069
LVMH Moet Hennessy Louis Vuitton SE	1,261	215,951
Michael Kors Holdings, Ltd. (B)	830	47,277
NIKE, Inc., Class B	5,200	319,644
Pandora A/S	500	65,473
Ralph Lauren Corp., Class A (A)	700	67,382
Swatch Group AG (A)	168	58,199
Swatch Group AG	878	59,124
VF Corp.	2,800	181,328

		1,583,096

Tobacco - 0.6%
Altria Group, Inc.	8,700	545,142
British American Tobacco PLC	8,243	484,215
Imperial Brands PLC	3,581	198,682
Japan Tobacco, Inc.	4,678	194,943
Philip Morris International, Inc.	7,200	706,392

The notes are an integral part of this report. Transamerica Series Trust	Page 11	March 31, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Tobacco (continued)
Reynolds American, Inc., Class A	3,820	$ 192,184
Swedish Match AB	871	29,569

		2,351,127

Trading Companies & Distributors - 0.2%
Ashtead Group PLC	2,800	34,746
Brenntag AG	900	51,410
Bunzl PLC	2,400	69,733
Fastenal Co. (A)	2,700	132,300
Finning International, Inc.	1,900	27,898
ITOCHU Corp. (A)	6,000	73,890
Marubeni Corp. (A)	6,400	32,414
Mitsubishi Corp. (A)	5,900	99,919
Mitsui & Co., Ltd. (A)	7,400	85,148
Noble Group, Ltd. (A) (B)	31,000	10,120
Rexel SA	1,700	24,287
Sumitomo Corp. (A)	4,100	40,747
Toyota Tsusho Corp.	1,900	42,931
Wolseley PLC	1,230	69,586
WW Grainger, Inc. (A)	600	140,058

		935,187

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	2,417	39,742
Aeroports de Paris, Class A	224	27,694
Atlantia SpA	2,254	62,505
Auckland International Airport, Ltd.	4,656	20,693
Hutchison Port Holdings Trust	36,000	18,000
Kamigumi Co., Ltd.	2,000	18,819
Sydney Airport	2,536	13,005
Transurban Group	11,542	100,419

		300,877

Water Utilities - 0.1%
American Water Works Co., Inc.	1,100	75,823
Severn Trent PLC	1,500	46,815
United Utilities Group PLC	8,508	112,787

		235,425

Wireless Telecommunication Services - 0.3%
KDDI Corp.	7,600	202,991
Millicom International Cellular SA, Class B, SDR	429	23,447
NTT DOCOMO, Inc. (A)	6,500	147,419
Rogers Communications, Inc., Class B	1,700	68,065
SoftBank Group Corp.	4,100	195,483
Sprint Corp. (A) (B)	4,100	14,268
StarHub, Ltd. (A)	5,000	12,427
T-Mobile US, Inc. (A) (B)	1,900	72,770
Tele2 AB, Class B	1,910	17,716
Vodafone Group PLC	113,942	361,992

		1,116,578

Total Common Stocks (Cost $110,918,507)		142,022,718

PREFERRED STOCKS - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE
4.80% (I)	698	35,972
Volkswagen AG
4.77% (I)	699	88,965

		124,937

	Shares	Value
PREFERRED STOCKS (continued)
Household Products - 0.0% (G)
Henkel AG & Co. KGaA
1.35% (I)	744	$ 82,035

Total Preferred Stocks (Cost $215,457)		206,972

EXCHANGE-TRADED FUNDS - 4.3%
International Equity Funds - 1.6%
iShares Core MSCI Emerging Markets ETF (A)	151,594	6,309,342
iShares MSCI EAFE ETF	1,522	86,952

		6,396,294

U.S. Fixed Income Fund - 2.7%
iShares iBoxx $ High Yield Corporate Bond ETF	134,609	10,996,209

Total Exchange-Traded Funds (Cost $16,669,229)		17,392,503

	Principal	Value
ASSET-BACKED SECURITIES - 0.5%
Ally Auto Receivables Trust
Series 2016-2, Class A4,
1.60%, 01/15/2021	$ 700,000	698,538
American Express Credit Account Master Trust
Series 2014-4, Class A,
1.43%, 06/15/2020	700,000	703,517
Mercedes-Benz Auto Lease Trust
Series 2016-A, Class A3,
1.52%, 03/15/2019	470,000	470,558
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A,
2.04%, 03/15/2022	280,000	282,341

Total Asset-Backed Securities (Cost $2,151,839)		2,154,954

CORPORATE DEBT SECURITIES - 11.1%
Aerospace & Defense - 0.3%
Boeing Co.
6.00%, 03/15/2019	577,000	655,144
Lockheed Martin Corp.
4.07%, 12/15/2042	185,000	186,928
Raytheon Co.
2.50%, 12/15/2022 (A)	170,000	174,376
United Technologies Corp.
4.50%, 06/01/2042	220,000	238,369

		1,254,817

Air Freight & Logistics - 0.0% (G)
United Parcel Service, Inc.
2.45%, 10/01/2022	170,000	176,713

Automobiles - 0.5%
Ford Motor Co.
4.75%, 01/15/2043 (A)	1,960,000	1,966,417

Banks - 2.0%
Bank of America Corp.
4.10%, 07/24/2023	355,000	373,439
4.13%, 01/22/2024, MTN	825,000	873,911
5.63%, 07/01/2020, MTN	205,000	230,361

The notes are an integral part of this report. Transamerica Series Trust	Page 12	March 31, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp. (continued)
5.65%, 05/01/2018, MTN	$ 90,000	$ 96,612
7.63%, 06/01/2019, MTN	445,000	517,880
Barclays Bank PLC
5.14%, 10/14/2020	110,000	117,413
BB&T Corp.
1.45%, 01/12/2018, MTN	160,000	160,170
BNP Paribas SA
5.00%, 01/15/2021	85,000	94,985
Citigroup, Inc.
3.50%, 05/15/2023	385,000	384,915
3.88%, 10/25/2023	848,000	888,025
5.85%, 08/02/2016	100,000	101,571
Cooperatieve Rabobank UA
3.38%, 01/19/2017	590,000	600,561
HSBC Bank USA NA
4.88%, 08/24/2020	250,000	267,962
HSBC Finance Corp.
6.68%, 01/15/2021	155,000	177,787
JPMorgan Chase & Co.
3.38%, 05/01/2023	390,000	391,615
4.40%, 07/22/2020	540,000	587,602
4.63%, 05/10/2021	53,000	58,762
KFW
4.50%, 07/16/2018	310,000	334,163
Mellon Capital IV
4.00% (J), 05/02/2016 (K)	115,000	85,388
Oesterreichische Kontrollbank AG
5.00%, 04/25/2017	300,000	312,972
PNC Funding Corp.
5.13%, 02/08/2020	517,000	576,000
5.63%, 02/01/2017	95,000	98,258
Royal Bank of Canada
1.50%, 01/16/2018, MTN	155,000	155,411
Wells Fargo & Co.
1.50%, 01/16/2018	255,000	256,497
3.45%, 02/13/2023	175,000	179,466
3.68% (L), 06/15/2016	99,000	99,619
5.63%, 12/11/2017	85,000	91,107
Westpac Banking Corp.
4.88%, 11/19/2019	50,000	55,182

		8,167,634

Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 02/15/2021	110,000	121,617
5.38%, 01/15/2020	50,000	56,380
Coca-Cola Co.
3.30%, 09/01/2021	140,000	151,281
PepsiCo, Inc.
3.00%, 08/25/2021	180,000	192,161

		521,439

Biotechnology - 0.2%
AbbVie, Inc.
4.40%, 11/06/2042	220,000	222,266
Amgen, Inc.
5.70%, 02/01/2019	85,000	94,801
5.75%, 03/15/2040	140,000	164,884
Celgene Corp.
3.88%, 08/15/2025	490,000	514,959

		996,910

Capital Markets - 0.9%
BlackRock, Inc.
5.00%, 12/10/2019	140,000	156,632

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Deutsche Bank AG
6.00%, 09/01/2017	$ 90,000	$ 94,724
Goldman Sachs Group, Inc.
3.63%, 01/22/2023	370,000	381,627
4.00%, 03/03/2024	842,000	882,853
6.00%, 06/15/2020, MTN	50,000	57,005
6.13%, 02/15/2033	95,000	115,046
7.50%, 02/15/2019, MTN	435,000	501,060
Morgan Stanley
2.13%, 04/25/2018	370,000	372,565
4.88%, 11/01/2022	345,000	373,788
5.50%, 07/24/2020, MTN	200,000	224,861
6.63%, 04/01/2018, MTN	420,000	458,865

		3,619,026

Chemicals - 0.3%
Dow Chemical Co.
4.25%, 11/15/2020	50,000	54,393
8.55%, 05/15/2019	80,000	95,161
E.I. du Pont de Nemours & Co.
2.80%, 02/15/2023	375,000	376,647
4.25%, 04/01/2021	200,000	219,127
Ecolab, Inc.
5.50%, 12/08/2041	130,000	149,215
Lubrizol Corp.
8.88%, 02/01/2019	15,000	17,862
Praxair, Inc.
3.55%, 11/07/2042	160,000	149,127

		1,061,532

Commercial Services & Supplies - 0.1%
Cintas Corp. No. 2
4.30%, 06/01/2021	145,000	157,832
Republic Services, Inc.
3.80%, 05/15/2018	115,000	119,913

		277,745

Communications Equipment - 0.1%
Cisco Systems, Inc.
5.90%, 02/15/2039	160,000	206,882
Motorola Solutions, Inc.
7.50%, 05/15/2025	15,000	16,876

		223,758

Construction Materials - 0.0% (G)
CRH America, Inc.
8.13%, 07/15/2018	165,000	185,788

Consumer Finance - 0.2%
American Express Co.
5.50%,09/12/2016	90,000	91,549
8.13%,05/20/2019	75,000	88,771
Capital One Financial Corp.
3.50%,06/15/2023	93,000	94,116
4.75%,07/15/2021	80,000	87,666
Ford Motor Credit Co. LLC
3.00%, 06/12/2017	460,000	466,073

		828,175

Diversified Financial Services - 0.2%
Bear Stearns Cos. LLC
5.55%, 01/22/2017	90,000	92,863
Berkshire Hathaway, Inc.
3.75%, 08/15/2021 (A)	200,000	218,902
Credit Suisse USA, Inc.
5.85%, 08/16/2016	95,000	96,682

The notes are an integral part of this report. Transamerica Series Trust	Page 13	March 31, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
GE Capital International Funding Co.
0.96%, 04/15/2016 (H)	$ 224,000	$ 224,012
National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/2022 (A)	155,000	159,604

		792,063

Diversified Telecommunication Services - 0.8%
AT&T, Inc.
3.80%, 03/15/2022	380,000	400,438
4.45%, 05/15/2021	361,000	394,368
4.60%, 02/15/2021	90,000	98,463
5.35%, 09/01/2040	95,000	99,889
5.80%, 02/15/2019	135,000	150,324
Deutsche Telekom International Finance BV
4.88%, 03/06/2042 (H)	470,000	528,591
6.00%, 07/08/2019	75,000	84,472
Telefonica Emisiones SAU
5.13%, 04/27/2020	75,000	82,993
6.42%, 06/20/2016	75,000	75,804
Verizon Communications, Inc.
3.50%, 11/01/2024	665,000	697,725
4.60%, 04/01/2021	220,000	244,334
5.15%, 09/15/2023	260,000	300,096

		3,157,497

Electric Utilities - 0.3%
AEP Texas Central Co.
6.65%, 02/15/2033	85,000	107,448
Commonwealth Edison Co.
5.80%, 03/15/2018	50,000	54,045
Duke Energy Carolinas LLC
4.25%, 12/15/2041	145,000	154,992
Entergy Texas, Inc.
7.13%, 02/01/2019	100,000	113,589
Florida Power & Light Co.
4.13%, 02/01/2042	115,000	122,466
Georgia Power Co.
5.40%, 06/01/2018	50,000	53,885
NiSource Finance Corp.
6.80%, 01/15/2019	170,000	190,060
Oncor Electric Delivery Co. LLC
6.80%, 09/01/2018	100,000	111,513
Progress Energy, Inc.
4.40%, 01/15/2021	165,000	177,784
TECO Finance, Inc.
5.15%, 03/15/2020	75,000	81,547
Wisconsin Electric Power Co.
2.95%, 09/15/2021	95,000	98,760

		1,266,089

Electronic Equipment, Instruments & Components - 0.0% (G)
Corning, Inc.
4.75%, 03/15/2042	155,000	151,299

Food & Staples Retailing - 0.3%
Ahold Finance USA LLC
6.88%, 05/01/2029	55,000	70,066
Costco Wholesale Corp.
1.70%, 12/15/2019	165,000	167,841
CVS Health Corp.
4.75%, 05/18/2020	480,000	528,258
Wal-Mart Stores, Inc.
4.25%, 04/15/2021	538,000	603,656

		1,369,821

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.1%
ConAgra Foods, Inc.
1.90%, 01/25/2018	$ 495,000	$ 497,100
Kraft Heinz Foods Co.
5.38%, 02/10/2020	78,000	87,066

		584,166

Health Care Equipment & Supplies - 0.2%
Medtronic, Inc.
4.50%, 03/15/2042	135,000	146,928
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	490,000	495,094

		642,022

Health Care Providers & Services - 0.1%
Anthem, Inc.
7.00%, 02/15/2019	80,000	90,494
Cigna Corp.
4.50%, 03/15/2021	75,000	81,385
Express Scripts Holding Co.
3.90%, 02/15/2022	175,000	182,460
UnitedHealth Group, Inc.
6.00%, 02/15/2018	30,000	32,573

		386,912

Hotels, Restaurants & Leisure - 0.0% (G)
McDonald’s Corp.
5.00%, 02/01/2019, MTN	85,000	93,061

Household Products - 0.1%
Kimberly-Clark Corp.
3.88%, 03/01/2021 (A)	115,000	125,808
Procter & Gamble Co.
4.70%, 02/15/2019 (A)	85,000	93,503

		219,311

Independent Power and Renewable Electricity Producers - 0.1%
Constellation Energy Group, Inc.
5.15%, 12/01/2020	90,000	99,715
Exelon Generation Co. LLC
4.00%, 10/01/2020 (A)	145,000	151,556

		251,271

Industrial Conglomerates - 0.2%
General Electric Co.
2.95%, 05/09/2016	120,000	120,312
5.25%, 12/06/2017	365,000	391,143
5.63%, 05/01/2018, MTN	140,000	153,428

		664,883

Insurance - 0.6%
American International Group, Inc.
6.40%, 12/15/2020	70,000	81,342
Aon Corp.
5.00%, 09/30/2020	75,000	82,955
Berkshire Hathaway Finance Corp.
5.40%, 05/15/2018 (A)	205,000	223,497
Guardian Life Insurance Co. of America
7.38%, 09/30/2039 (H)	365,000	461,566
Hartford Financial Services Group, Inc.
5.50%, 03/30/2020	430,000	477,178
6.30%, 03/15/2018	49,000	52,717
Lincoln National Corp.
8.75%, 07/01/2019	135,000	161,329

The notes are an integral part of this report. Transamerica Series Trust	Page 14	March 31, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc.
4.80%, 07/15/2021	$ 55,000	$ 60,694
MetLife, Inc.
7.72%, 02/15/2019	145,000	168,290
Prudential Financial, Inc.
3.00%, 05/12/2016, MTN	60,000	60,120
5.38%, 06/21/2020, MTN	90,000	100,471
5.63% (J), 06/15/2043	475,000	483,787
XLIT, Ltd.
5.75%, 10/01/2021	80,000	91,010

		2,504,956

Internet & Catalog Retail - 0.2%
Amazon.com, Inc.
3.80%, 12/05/2024	558,000	611,365

IT Services - 0.2%
HP Enterprise Services LLC
7.45%, 10/15/2029	75,000	85,565
International Business Machines Corp.
4.00%, 06/20/2042 (A)	92,000	93,585
5.60%, 11/30/2039	5,000	6,170
5.70%, 09/14/2017	100,000	106,773
Xerox Corp.
2.80%, 05/15/2020	359,000	338,407
4.50%, 05/15/2021	80,000	81,254

		711,754

Machinery - 0.2%
Caterpillar, Inc.
3.90%, 05/27/2021	488,000	534,658
7.38%, 03/01/2097	55,000	75,354
Ingersoll-Rand Global Holding Co., Ltd.
6.88%, 08/15/2018	50,000	55,365

		665,377

Media - 0.7%
21st Century Fox America, Inc.
5.65%, 08/15/2020	85,000	97,294
6.55%, 03/15/2033	75,000	89,979
8.00%, 10/17/2016	100,000	103,576
CBS Corp.
3.50%, 01/15/2025	515,000	521,902
5.75%, 04/15/2020	55,000	62,242
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	225,000	318,114
Comcast Corp.
6.50%, 01/15/2017	85,000	88,683
NBCUniversal Media LLC
5.15%, 04/30/2020	50,000	56,840
RELX Capital, Inc.
8.63%, 01/15/2019	39,000	45,313
Time Warner Cable, Inc.
4.13%, 02/15/2021	455,000	480,748
5.00%, 02/01/2020	145,000	157,393
5.85%, 05/01/2017	100,000	104,243
Time Warner, Inc.
3.55%, 06/01/2024	500,000	514,309
4.70%, 01/15/2021	115,000	126,589
Viacom, Inc.
3.50%, 04/01/2017	60,000	60,739
6.25%, 04/30/2016	24,000	24,091

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Walt Disney Co.
5.50%, 03/15/2019, MTN	$ 85,000	$ 95,679
WPP Finance
4.75%, 11/21/2021	16,000	17,656

		2,965,390

Metals & Mining - 0.1%
Barrick North America Finance LLC
5.70%, 05/30/2041	150,000	130,848
Newmont Mining Corp.
4.88%, 03/15/2042	150,000	128,627
Rio Tinto Finance USA PLC
4.13%, 08/21/2042 (A)	155,000	138,038
Rio Tinto Finance USA, Ltd.
4.13%, 05/20/2021 (A)	80,000	84,710
6.50%, 07/15/2018	45,000	49,127

		531,350

Multi-Utilities - 0.1%
Ameren Illinois Co.
9.75%, 11/15/2018	103,000	123,711
Berkshire Hathaway Energy Co.
6.13%, 04/01/2036	120,000	148,563
Consolidated Edison Co. of New York, Inc.
5.30%, 03/01/2035	90,000	106,061
Dominion Resources, Inc.
7.50% (J), 06/30/2066	95,000	80,275

		458,610

Multiline Retail - 0.0% (G)
Nordstrom, Inc.
6.25%, 01/15/2018	30,000	32,350

Oil, Gas & Consumable Fuels - 0.7%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	120,000	122,083
6.38%, 09/15/2017	59,000	61,831
BP Capital Markets PLC
4.50%, 10/01/2020	195,000	213,231
Canadian Natural Resources, Ltd.
5.90%, 02/01/2018	120,000	124,496
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016	58,000	59,352
ConocoPhillips Holding Co.
6.95%, 04/15/2029	75,000	84,364
Devon Energy Corp.
4.75%, 05/15/2042	140,000	102,672
Energy Transfer Partners, LP
6.13%, 02/15/2017	100,000	102,426
6.70%, 07/01/2018	90,000	94,426
Enterprise Products Operating LLC
5.20%, 09/01/2020	50,000	54,590
Hess Corp.
6.00%, 01/15/2040	50,000	46,069
8.13%, 02/15/2019	295,000	324,115
Husky Energy, Inc.
7.25%, 12/15/2019	50,000	55,265
Kinder Morgan Energy Partners, LP
5.30%, 09/15/2020	125,000	130,219
5.95%, 02/15/2018	50,000	52,337
Marathon Petroleum Corp.
5.13%, 03/01/2021	33,000	34,330
Noble Energy, Inc.
8.25%, 03/01/2019	75,000	82,539
Occidental Petroleum Corp.
2.70%, 02/15/2023 (A)	150,000	148,081

The notes are an integral part of this report. Transamerica Series Trust	Page 15	March 31, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Petro-Canada
6.05%, 05/15/2018	$ 90,000	$ 95,187
Plains All American Pipeline, LP / PAA Finance Corp.
8.75%, 05/01/2019 (A)	70,000	77,384
Shell International Finance BV
4.38%, 03/25/2020	55,000	60,042
Total Capital International SA
2.70%, 01/25/2023	165,000	164,295
TransCanada PipeLines, Ltd.
3.80%, 10/01/2020	130,000	134,859
6.50%, 08/15/2018	50,000	54,174
Valero Energy Corp.
6.13%, 02/01/2020	90,000	98,820
Williams Partners, LP
5.25%, 03/15/2020	90,000	86,247

		2,663,434

Pharmaceuticals - 0.4%
Actavis Funding SCS
3.80%, 03/15/2025	575,000	598,427
AstraZeneca PLC
6.45%, 09/15/2037	100,000	132,939
GlaxoSmithKline Capital PLC
2.85%, 05/08/2022	220,000	230,444
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/2018	50,000	54,781
Johnson & Johnson
3.55%, 05/15/2021	200,000	218,314
Merck & Co., Inc.
3.60%, 09/15/2042	80,000	80,071
Pfizer, Inc.
6.20%, 03/15/2019	100,000	113,819
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/2036	6,000	7,103

		1,435,898

Real Estate Investment Trusts - 0.1%
American Tower Corp.
5.05%, 09/01/2020	90,000	97,745
HCP, Inc.
6.00%, 01/30/2017	90,000	92,970
6.70%, 01/30/2018, MTN	25,000	26,921
Welltower, Inc.
4.95%, 01/15/2021	175,000	190,205

		407,841

Road & Rail - 0.1%
Burlington Northern Santa Fe LLC
4.40%, 03/15/2042	175,000	185,278
Ryder System, Inc.
3.50%, 06/01/2017, MTN	60,000	61,116
Union Pacific Corp.
4.75%, 09/15/2041	140,000	156,448

		402,842

Semiconductors & Semiconductor Equipment - 0.1%
Applied Materials, Inc.
5.85%, 06/15/2041	200,000	236,670

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.1%
Microsoft Corp.
4.00%, 02/08/2021	$ 200,000	$ 223,887
Oracle Corp.
2.38%, 01/15/2019	365,000	378,372

		602,259

Specialty Retail - 0.0% (G)
Lowe’s Cos., Inc.
3.80%, 11/15/2021	140,000	152,736

Technology Hardware, Storage & Peripherals - 0.0% (G)
HP, Inc.
4.30%, 06/01/2021	80,000	83,262

Tobacco - 0.3%
Altria Group, Inc.
2.85%, 08/09/2022	505,000	521,641
9.25%, 08/06/2019	118,000	145,804
Philip Morris International, Inc.
5.65%, 05/16/2018	50,000	54,665
6.38%, 05/16/2038	105,000	140,171
Reynolds American, Inc.
5.85%, 08/15/2045	440,000	537,311

		1,399,592

Wireless Telecommunication Services - 0.1%
Vodafone Group PLC
4.38%, 03/16/2021	230,000	250,708

Total Corporate Debt Securities (Cost $43,481,856)		44,974,743

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
European Investment Bank
2.88%, 09/15/2020	220,000	233,528
4.88%, 02/15/2036	285,000	367,821
5.13%, 05/30/2017	85,000	89,164
Inter-American Development Bank
3.88%, 02/14/2020, MTN	635,000	694,493
International Bank for Reconstruction & Development
4.75%, 02/15/2035, MTN	245,000	317,089
Israel Government International Bond
5.13%, 03/26/2019	310,000	341,391
Mexico Government International Bond
4.00%, 10/02/2023	850,000	890,375

Total Foreign Government Obligations (Cost $2,782,573)		2,933,861

MORTGAGE-BACKED SECURITIES - 0.7%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class A4,
5.49%, 02/10/2051	270,273	279,429
Commercial Mortgage Trust
Series 2007-GG9, Class A4,
5.44%, 03/10/2039	373,144	380,800
Great Wolf Trust
Series 2015-WOLF, Class A,
1.89% (J), 05/15/2034 (H)	860,000	846,243
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB15, Class A4,
5.81% (J), 06/12/2043	85,436	85,377
Series 2006-CB17, Class A4,
5.43%, 12/12/2043	149,341	150,906

The notes are an integral part of this report. Transamerica Series Trust	Page 16	March 31, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2007-C1, Class A4,
5.72%, 02/15/2051	$ 122,446	$ 126,581
Series 2015-SGP, Class A,
2.14% (J), 07/15/2036 (H)	400,000	396,865
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4,
5.86% (J), 06/15/2038	136,773	136,751
Series 2006-C6, Class A4,
5.37%, 09/15/2039	323,644	325,978

Total Mortgage-Backed Securities (Cost $2,789,026)		2,728,930

MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
California - 0.1%
State of California, General Obligation Unlimited
7.60%, 11/01/2040	115,000	178,129

Total Municipal Government Obligation (Cost $118,902)		178,129

U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.4%
Federal Home Loan Mortgage Corp.
2.38%, 01/13/2022 (A)	745,000	781,040
4.00%, 11/01/2025 - 11/01/2045	407,127	434,929
4.00%, TBA (M)	2,065,000	2,203,903
4.50%, 05/01/2023	37,214	39,856
5.00%, 12/01/2038 - 04/01/2040	979,423	1,078,656
5.50%, 04/01/2038 - 10/01/2038	404,971	453,333
6.00%, 11/01/2037	35,172	40,042
6.75%, 03/15/2031 (A)	245,000	369,878
Federal National Mortgage Association
1.25%, 01/30/2017	740,000	743,472
2.50%, TBA (M)	3,012,000	3,092,006
2.63%, 09/06/2024 (A)	1,070,000	1,127,801
3.00%, 05/01/2027 - 08/01/2045	7,866,895	8,119,238
3.50%, 11/01/2025 - 12/01/2045	10,344,440	10,861,477
4.00%, 03/01/2024 - 01/01/2046	5,772,649	6,232,450
4.00%, TBA (M)	940,000	1,004,331
4.50%, TBA (M)	2,230,000	2,426,519
5.00%, 03/01/2023 - 08/01/2040	792,370	877,499
5.38%, 06/12/2017	4,680,000	4,942,248
5.50%, 12/01/2023 - 12/01/2039	699,713	779,807
6.00%, 03/01/2038 - 02/01/2040	460,934	525,661
6.63%, 11/15/2030 (A)	414,000	615,263
7.25%, 05/15/2030	445,000	690,485
Government National Mortgage Association
3.00%, 11/20/2045 - 12/20/2045	3,043,592	3,156,943
3.50%, 02/15/2042	728,067	768,878
3.50%, TBA (M)	2,020,000	2,134,887
4.00%, 12/15/2040 - 11/20/2041	843,703	907,545
4.50%, 06/15/2039 - 07/20/2045	2,728,971	2,949,550
5.00%, 08/15/2039 - 09/20/2041	642,814	713,457
5.50%, 12/20/2038 - 04/15/2040	303,738	339,069
6.00%, 06/15/2037	67,972	76,705

Total U.S. Government Agency Obligations (Cost $57,575,343)		58,486,928

U.S. GOVERNMENT OBLIGATIONS - 25.9%
U.S. Treasury Bond
2.88%, 08/15/2045	850,000	894,094
3.13%, 11/15/2041	680,000	756,474
3.63%, 08/15/2043	2,887,000	3,506,351

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bond (continued)
3.75%, 08/15/2041	$ 945,000	$ 1,164,934
4.38%, 05/15/2040	5,080,400	6,835,719
5.38%, 02/15/2031	1,949,500	2,795,324
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2019 - 01/15/2023	8,764,228	8,905,431
0.63%, 07/15/2021	1,221,390	1,281,934
1.13%, 01/15/2021	2,325,137	2,484,778
1.25%, 07/15/2020	3,765,081	4,047,364
1.38%, 01/15/2020	3,033,523	3,247,489
U.S. Treasury Note
0.88%, 11/30/2016	3,352,000	3,359,988
1.38%, 07/31/2018	2,530,000	2,563,798
1.38%, 08/31/2020 (A)	5,285,000	5,334,959
1.50%, 08/31/2018 - 05/31/2020	13,725,000	13,951,088
1.63%, 11/15/2022	1,580,000	1,591,850
2.00%, 02/15/2025 - 08/15/2025	3,200,000	3,264,035
2.13%, 05/15/2025 (A)	1,725,000	1,778,299
2.25%, 11/15/2024 - 11/15/2025	1,990,000	2,073,455
2.38%, 08/15/2024	2,065,000	2,174,703
2.63%, 11/15/2020	2,864,000	3,046,133
2.75%, 02/15/2019 (A)	16,028,000	16,890,130
2.75%, 02/15/2024	5,335,000	5,777,015
3.50%, 05/15/2020	3,056,500	3,348,182
3.63%, 02/15/2021	3,530,000	3,928,918

Total U.S. Government Obligations (Cost $100,184,344)		105,002,445

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (I)	29,276,340	29,276,340

Total Securities Lending Collateral (Cost $29,276,340)		29,276,340

	Principal	Value
REPURCHASE AGREEMENT - 9.2%
State Street Bank & Trust Co. 0.03% (I), dated 03/31/2016, to be repurchased at $37,451,896 on 04/01/2016. Collateralized by a U.S. Government Obligation, 0.63%, due 08/31/2017, and with a value of $38,204,250.	$ 37,451,865	37,451,865

Total Repurchase Agreement (Cost $37,451,865)		37,451,865

Total Investments (Cost $403,615,281) (N)		442,810,388
Net Other Assets (Liabilities) - (9.2)%		(37,345,422)

Net Assets - 100.0%		$ 405,464,966

The notes are an integral part of this report. Transamerica Series Trust	Page 17	March 31, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FUTURES CONTRACTS: (O)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Long	164	06/30/2016	$5,884	$—
10-Year U.S. Treasury Note	Long	44	06/21/2016	70,116	—
EURO STOXX 50® Index	Long	92	06/17/2016	—	(60,854)
FTSE 100 Index	Long	26	06/17/2016	20,962	—
MSCI EAFE Mini Index	Long	11	06/17/2016	1,362	—
S&P 500® E-Mini	Short	(97)	06/17/2016	—	(131,882)
S&P/ASX 200 Index	Short	(31)	06/16/2016	14,191	—
S&P/TSX 60 Index	Long	25	06/16/2016	2,307	—
TOPIX Index	Short	(35)	06/09/2016	—	(12,041)
U.S. Treasury Bond	Long	21	06/21/2016	—	(29,224)

Total				$114,822	$(234,001)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	06/17/2016	USD	1,794,216	AUD	2,415,580	$—	$(50,739)
GSC	06/17/2016	CAD	607,912	USD	455,968	12,138	—
HSBC	06/17/2016	USD	2,762,023	EUR	2,509,000	—	(99,954)
JPM	06/17/2016	EUR	1,253,801	USD	1,362,618	67,573	—
JPM	06/17/2016	GBP	1,465,755	USD	2,106,715	—	(968)
JPM	06/17/2016	USD	1,420,827	EUR	1,253,000	—	(8,450)
JPM	06/17/2016	USD	4,007,567	GBP	2,848,000	—	(83,954)
MSC	06/17/2016	USD	526,468	JPY	59,260,667	—	(1,310)
RBS	06/17/2016	EUR	3,959,000	USD	4,457,296	58,673	—
RBS	06/17/2016	USD	460,507	EUR	413,939	—	(11,667)
SCB	06/17/2016	USD	876,008	JPY	99,495,729	—	(10,106)
SSB	06/17/2016	USD	3,603	GBP	2,536	—	(40)
UBS	06/17/2016	EUR	1,472,951	USD	1,680,293	—	(121)
UBS	06/17/2016	GBP	1,373,053	USD	1,980,393	—	(7,824)
UBS	06/17/2016	USD	449,310	CAD	607,912	—	(18,796)
UBS	06/17/2016	USD	2,074,573	EUR	1,853,578	—	(39,774)
UBS	06/17/2016	USD	2,324,626	GBP	1,642,943	—	(35,674)
UBS	06/17/2016	USD	3,104,984	JPY	348,983,000	—	(3,075)

Total						$138,384	$(372,452)

INVESTMENTS BY COUNTRY:

Country	Percentage of Total Investments	Value
United States	69.6%	$ 308,105,465
Japan	2.7	11,965,982
United Kingdom	2.4	10,651,620
Switzerland	1.3	5,589,762
France	1.2	5,492,076
Canada	1.2	5,441,110
Germany	1.2	5,305,316
Australia	0.9	3,953,908
Netherlands	0.7	3,274,139
Spain	0.4	1,746,070
Supranational	0.4	1,702,095
Hong Kong	0.4	1,690,861
Ireland	0.4	1,664,533
Sweden	0.4	1,584,798
Italy	0.2	1,079,998
Denmark	0.2	991,638
Singapore	0.2	964,749
Mexico	0.2	946,478
Belgium	0.2	753,767
Luxembourg	0.2	688,413
Israel	0.2	662,633

The notes are an integral part of this report. Transamerica Series Trust	Page 18	March 31, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

INVESTMENTS BY COUNTRY (continued):

Country	Percentage of Total Investments		Value
Finland	0.1%		$ 521,576
Austria	0.1		411,798
Norway	0.1		312,472
New Zealand	0.0	(G)	93,660
Cayman Islands	0.0	(G)	91,010
Bermuda	0.0	(G)	90,814
Portugal	0.0	(G)	81,644
Macau	0.0	(G)	70,079
Jersey, Channel Islands	0.0	(G)	64,042
South Africa	0.0	(G)	40,295
Chile	0.0	(G)	39,203
China	0.0	(G)	10,179

Investments, at Value	84.9		376,082,183
Short-Term Investments	15.1		66,728,205

Total Investments	100.0%		$ 442,810,388

SECURITY VALUATION:

Valuation Inputs (P)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Q)		Value
ASSETS
Investments
Common Stocks	$89,493,075	$52,529,643	$0	(F)	$142,022,718
Preferred Stocks	—	206,972	—		206,972
Exchange-Traded Funds	17,392,503	—	—		17,392,503
Asset-Backed Securities	—	2,154,954	—		2,154,954
Corporate Debt Securities	—	44,974,743	—		44,974,743
Foreign Government Obligations	—	2,933,861	—		2,933,861
Mortgage-Backed Securities	—	2,728,930	—		2,728,930
Municipal Government Obligation	—	178,129	—		178,129
U.S. Government Agency Obligations	—	58,486,928	—		58,486,928
U.S. Government Obligations	—	105,002,445	—		105,002,445
Securities Lending Collateral	29,276,340	—	—		29,276,340
Repurchase Agreement	—	37,451,865	—		37,451,865

Total Investments	$136,161,918	$306,648,470	$—		$442,810,388

Other Financial Instruments
Futures Contracts (R)	$114,822	$—	$—		$114,822
Forward Foreign Currency Contracts (R)	—	138,384	—		138,384

Total Other Financial Instruments	$114,822	$138,384	$—		$253,206

LIABILITIES
Other Financial Instruments
Futures Contracts (R)	$(234,001)	$—	$—		$(234,001)
Forward Foreign Currency Contracts (R)	—	(372,452)	—		(372,452)

Total Other Financial Instruments	$(234,001)	$(372,452)	$—		$(606,453)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $28,481,212. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)

Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2016, total aggregate fair value of securities is $39,837, representing less than 0.1% of the Portfolio’s net assets.

(D)	Security is Level 3 of the fair value hierarchy.
(E)	Illiquid security. At March 31, 2016, total aggregate value of illiquid securities is $0, representing less than 0.1% of the Portfolio’s net assets.
(F)	Rounds to less than $1.
(G)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Series Trust	Page 19	March 31, 2016 Form N-Q

Transamerica AB Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(H)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At March 31, 2016, the total aggregate value of 144A securities is $2,474,664, representing 0.6% of the Portfolio’s net assets.

(I)	Rate disclosed reflects the yield at March 31, 2016.
(J)	Floating or variable coupon rate. The rate disclosed is as of March 31, 2016.
(K)	Perpetual maturity. The date displayed is the next call date.
(L)	Step coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2016; the maturity date disclosed is the ultimate maturity date.
(M)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after March 31, 2016.
(N)

Aggregate cost for federal income tax purposes is $403,615,281. Aggregate gross unrealized appreciation and depreciation for all securities is $49,612,720 and $10,417,613, respectively. Net unrealized appreciation for tax purposes is $39,195,107.

(O)	Cash in the amount of $1,746,529 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(P)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(Q)	Level 3 securities were not considered significant to the Portfolio.
(R)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
MSC	Morgan Stanley
RBS	Royal Bank of Scotland Group PLC
SCB	Standard Chartered Bank
SSB	State Street Bank & Trust Co.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
MTN	Medium Term Note
SDR	Swedish Depositary Receipt
STOXX	Deutsche Börse Group & SIX Group Index
TBA	To Be Announced
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The notes are an integral part of this report. Transamerica Series Trust	Page 20	March 31, 2016 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 93.1%
Aerospace & Defense - 1.1%
Bombardier, Inc.
6.00%, 10/15/2022 (A) (B)	$ 1,167,000	$ 875,250
6.13%, 01/15/2023 (A)	470,000	356,025
7.50%, 03/15/2018 - 03/15/2025 (A)	741,000	594,660
7.75%, 03/15/2020 (A)	386,000	331,960
Triumph Group, Inc.
5.25%, 06/01/2022	820,000	738,000

		2,895,895

Airlines - 2.6%
American Airlines Group, Inc.
4.63%, 03/01/2020 (A)	360,000	352,800
5.50%, 10/01/2019 (A)	1,561,000	1,588,318
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	705,548	712,604
5.63%, 01/15/2021 (A)	428,043	433,393
6.00%, 01/15/2017 (A)	197,381	201,328
6.13%, 07/15/2018 (A)	676,000	701,350
Continental Airlines Pass-Through Certificates
6.13%, 04/29/2018	221,000	232,326
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	342,616	346,043
6.90%, 10/19/2023	1,032,159	1,076,026
United Airlines Pass-Through Trust
4.63%, 03/03/2024	282,431	279,607
US Airways Pass-Through Trust
5.38%, 05/15/2023	202,108	208,298
5.45%, 06/03/2018	320,000	320,000
6.75%, 12/03/2022	637,039	662,122

		7,114,215

Auto Components - 0.3%
Goodyear Tire & Rubber Co.
6.50%, 03/01/2021	743,000	782,008

Automobiles - 0.1%
Fiat Chrysler Automobiles NV
4.50%, 04/15/2020 (B)	325,000	329,875

Banks - 3.2%
Bank of America Corp.
6.30% (C), 03/10/2026 (D)	1,050,000	1,081,500
8.00% (C), 01/30/2018 (D)	1,140,000	1,115,775
Barclays PLC
6.63% (C), 09/15/2019 (B) (D)	1,075,000	964,812
8.25% (C), 12/15/2018 (D)	200,000	199,594
BNP Paribas SA
7.63% (C), 03/30/2021 (A) (D)	275,000	276,513
CIT Group, Inc.
4.25%, 08/15/2017	571,000	581,055
5.00%, 05/15/2017	165,000	167,888
5.25%, 03/15/2018	185,000	191,383
5.50%, 02/15/2019 (A)	377,000	390,006
Citigroup, Inc.
6.30% (C), 05/15/2024 (D)	1,475,000	1,416,712
JPMorgan Chase & Co.
7.90% (C), 04/30/2018 (D)	1,683,000	1,683,000
Lloyds Banking Group PLC
7.50% (C), 06/27/2024 (D)	650,000	643,435

		8,711,673

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 1.3%
Constellation Brands, Inc.
4.25%, 05/01/2023	$ 1,116,000	$ 1,141,110
Cott Beverages, Inc.
5.38%, 07/01/2022	1,432,000	1,453,480
6.75%, 01/01/2020	825,000	866,250

		3,460,840

Biotechnology - 0.2%
Concordia Healthcare Corp.
7.00%, 04/15/2023 (A)	569,000	487,918

Building Products - 2.4%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017	2,428,000	1,833,140
Builders FirstSource, Inc.
10.75%, 08/15/2023 (A)	1,602,000	1,614,015
Griffon Corp.
5.25%, 03/01/2022	1,255,000	1,251,862
Norbord, Inc.
6.25%, 04/15/2023 (A)	818,000	805,730
Ply Gem Industries, Inc.
6.50%, 02/01/2022	876,000	864,795

		6,369,542

Capital Markets - 1.2%
Deutsche Bank AG
7.50% (C), 04/30/2025 (D)	800,000	686,000
Goldman Sachs Capital II
4.00% (C), 05/02/2016 (D)	2,002,000	1,432,431
Morgan Stanley
5.45% (C), 07/15/2019 (D)	794,000	750,330
5.55% (C), 07/15/2020 (B) (D)	390,000	384,442

		3,253,203

Chemicals - 1.0%
Hexion, Inc.
6.63%, 04/15/2020	2,068,000	1,716,440
10.00%, 04/15/2020	458,000	412,200
Tronox Finance LLC
7.50%, 03/15/2022 (A)	812,000	609,000

		2,737,640

Commercial Services & Supplies - 0.4%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.25%, 03/15/2025 (A) (B)	267,000	244,305
5.50%, 04/01/2023 (B)	805,000	780,850

		1,025,155

Construction & Engineering - 1.9%
Abengoa Finance SAU
7.75%, 02/01/2020 (A) (E)	350,000	30,625
Abengoa Greenfield SA
6.50%, 10/01/2019 (A)	558,000	48,825
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.88%, 02/15/2021 (A)	1,631,000	1,337,420
Brookfield Residential Properties, Inc.
6.38%, 05/15/2025 (A) (B)	781,000	671,660
K Hovnanian Enterprises, Inc.
7.00%, 01/15/2019 (A)	567,000	372,802
7.25%, 10/15/2020 (A)	775,000	639,375
7.50%, 05/15/2016	27,000	26,865

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
K Hovnanian Enterprises, Inc. (continued)
8.00%, 11/01/2019 (A)	$ 565,000	$ 350,300
9.13%, 11/15/2020 (A)	2,212,000	1,570,520

		5,048,392

Consumer Finance - 4.4%
Ally Financial, Inc.
3.25%, 02/13/2018	310,000	306,900
4.13%, 03/30/2020	1,000,000	992,500
5.75%, 11/20/2025	411,000	401,752
7.50%, 09/15/2020	894,000	990,105
8.00%, 03/15/2020 - 11/01/2031	1,194,000	1,355,280
Altice Financing SA
6.63%, 02/15/2023 (A)	730,000	731,825
Altice US Finance I Corp.
5.38%, 07/15/2023 (A)	340,000	349,138
Altice US Financing SA
7.75%, 07/15/2025 (A)	200,000	195,500
Navient Corp.
4.88%, 06/17/2019, MTN (B)	413,000	398,545
5.00%, 06/15/2018, MTN	440,000	433,400
5.00%, 10/26/2020 (B)	209,000	189,668
5.88%, 10/25/2024	743,000	629,692
OneMain Financial Holdings, Inc.
6.75%, 12/15/2019 (A)	601,000	601,601
Springleaf Finance Corp.
5.25%, 12/15/2019	645,000	615,975
6.00%, 06/01/2020	1,079,000	1,035,840
6.90%, 12/15/2017, MTN	1,040,000	1,073,800
7.75%, 10/01/2021 (B)	1,424,000	1,397,086

		11,698,607

Containers & Packaging - 1.5%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.63% (C), 12/15/2019 (A)	1,260,000	1,241,100
Ball Corp.
4.38%, 12/15/2020	348,000	362,137
5.25%, 07/01/2025	828,000	869,400
Coveris Holdings SA
7.88%, 11/01/2019 (A)	1,030,000	921,850
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A) (B)	513,000	534,482
6.38%, 08/15/2025 (A)	178,000	187,123

		4,116,092

Diversified Financial Services - 3.0%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
4.25%, 07/01/2020	300,000	302,625
4.63%, 10/30/2020	150,000	153,750
Credit Suisse Group AG
6.25% (C), 12/18/2024 (A) (B) (D)	166,000	152,437
7.50% (C), 12/11/2023 (A) (D)	1,380,000	1,357,230
Denali Borrower LLC / Denali Finance Corp.
5.63%, 10/15/2020 (A)	2,537,000	2,676,218
Glen Meadow Pass-Through Trust
6.51% (C), 02/12/2067 (A)	1,547,000	1,137,045
ILFC E-Capital Trust I
4.24% (C), 12/21/2065 (A)	1,777,000	1,439,370
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.50%, 04/15/2021 (A) (B)	848,000	729,280

		7,947,955

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 6.4%
CenturyLink, Inc.
7.50%, 04/01/2024 (F)	$ 755,000	$ 756,888
7.60%, 09/15/2039	1,445,000	1,188,512
7.65%, 03/15/2042	2,685,000	2,215,125
Frontier Communications Corp.
6.88%, 01/15/2025	110,000	92,881
7.63%, 04/15/2024	1,414,000	1,254,925
9.00%, 08/15/2031	1,243,000	1,068,980
10.50%, 09/15/2022 (A)	405,000	415,125
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 - 10/15/2020	1,130,000	796,375
7.50%, 04/01/2021 (B)	287,000	182,245
8.00%, 02/15/2024 (A) (B)	185,000	190,550
Neptune Finco Corp.
6.63%, 10/15/2025 (A)	249,000	269,206
10.13%, 01/15/2023 (A)	249,000	266,430
10.88%, 10/15/2025 (A)	575,000	625,025
Sprint Capital Corp.
6.90%, 05/01/2019	590,000	511,825
8.75%, 03/15/2032	446,000	348,995
UPCB Finance IV, Ltd.
5.38%, 01/15/2025 (A)	925,000	936,563
Virgin Media Finance PLC
5.75%, 01/15/2025 (A)	800,000	810,000
6.00%, 10/15/2024 (A)	200,000	205,500
6.38%, 04/15/2023 (A)	1,397,000	1,452,880
Wind Acquisition Finance SA
4.75%, 07/15/2020 (A)	1,040,000	982,800
7.38%, 04/23/2021 (A)	1,416,000	1,281,480
Windstream Services LLC
7.75%, 10/15/2020 (B)	594,000	510,840
7.75%, 10/01/2021	964,000	786,263

		17,149,413

Electric Utilities - 2.2%
Elwood Energy LLC
8.16%, 07/05/2026	1,514,835	1,628,448
Homer City Generation, LP
8.14%, 10/01/2019
Cash Rate 8.14% (G)	268,506	161,104
8.73%, 10/01/2026
Cash Rate 8.73% (G)	2,037,192	1,222,315
Red Oak Power LLC
9.20%, 11/30/2029	1,980,000	2,044,350
Terraform Global Operating LLC
9.75%, 08/15/2022 (A) (B)	1,186,000	889,500

		5,945,717

Electronic Equipment, Instruments & Components - 0.8%
Belden, Inc.
5.50%, 09/01/2022 (A)	1,023,000	1,028,115
Sanmina Corp.
4.38%, 06/01/2019 (A)	699,000	714,728
Zebra Technologies Corp.
7.25%, 10/15/2022 (B)	396,000	429,660

		2,172,503

Energy Equipment & Services - 2.9%
CSI Compressco, LP / Compressco Finance, Inc.
7.25%, 08/15/2022	807,000	562,882
Genesis Energy, LP / Genesis Energy Finance Corp.
6.75%, 08/01/2022	1,117,000	1,033,225

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
NuStar Logistics, LP
4.80%, 09/01/2020	$ 737,000	$ 648,560
6.75%, 02/01/2021	450,000	420,750
8.15%, 04/15/2018	647,000	647,000
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.75%, 09/01/2020	684,000	683,560
5.88%, 03/01/2022	861,000	836,453
Rowan Cos., Inc.
4.88%, 06/01/2022	810,000	576,276
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021	578,000	555,603
Transocean, Inc.
7.13%, 12/15/2021 (B)	1,524,000	1,028,700
Weatherford International LLC
6.80%, 06/15/2037	612,000	455,940
Weatherford International, Ltd.
6.75%, 09/15/2040	648,000	460,080

		7,909,029

Food & Staples Retailing - 0.7%
Rite Aid Corp.
6.13%, 04/01/2023 (A)	435,000	461,100
6.75%, 06/15/2021	1,348,000	1,423,825

		1,884,925

Food Products - 1.4%
Aramark Services, Inc.
5.75%, 03/15/2020	234,000	241,313
JBS USA LLC / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A)	200,000	175,000
7.25%, 06/01/2021 (A)	909,000	905,364
Pilgrim’s Pride Corp.
5.75%, 03/15/2025 (A)	363,000	364,361
Post Holdings, Inc.
7.38%, 02/15/2022	1,818,000	1,922,535
8.00%, 07/15/2025 (A)	151,000	167,610

		3,776,183

Gas Utilities - 0.3%
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75%, 06/15/2023 (A)	953,000	836,258

Health Care Equipment & Supplies - 1.8%
Crimson Merger Sub, Inc.
6.63%, 05/15/2022 (A)	1,307,000	975,349
DJO Finco, Inc. / DJO Finance LLC
8.13%, 06/15/2021 (A)	818,000	723,930
Hologic, Inc.
5.25%, 07/15/2022 (A)	735,000	766,238
Mallinckrodt International Finance SA
4.75%, 04/15/2023	1,077,000	883,140
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
4.88%, 04/15/2020 (A)	175,000	163,975
5.50%, 04/15/2025 (A) (B)	552,000	487,140
5.63%, 10/15/2023 (A) (B)	60,000	54,450
5.75%, 08/01/2022 (A) (B)	926,000	853,077

		4,907,299

Health Care Providers & Services - 6.8%
Centene Escrow Corp.
5.63%, 02/15/2021 (A)	155,000	161,588
6.13%, 02/15/2024 (A)	155,000	163,138
CHS / Community Health Systems, Inc.
6.88%, 02/01/2022 (B)	2,199,000	1,984,597
7.13%, 07/15/2020 (B)	2,061,000	1,947,645
8.00%, 11/15/2019 (B)	730,000	710,837

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
DaVita HealthCare Partners, Inc.
5.75%, 08/15/2022	$ 1,227,000	$ 1,280,681
HCA Holdings, Inc.
6.25%, 02/15/2021	831,000	893,325
HCA, Inc.
5.25%, 04/15/2025 - 06/15/2026	1,991,000	2,046,230
5.88%, 02/15/2026	415,000	427,450
7.50%, 02/15/2022	1,617,000	1,831,252
HealthSouth Corp.
5.75%, 11/01/2024 - 09/15/2025	1,378,000	1,394,872
LifePoint Health, Inc.
5.88%, 12/01/2023	453,000	473,385
6.63%, 10/01/2020	1,549,000	1,603,215
Tenet Healthcare Corp.
4.38%, 10/01/2021	515,000	516,287
5.00%, 03/01/2019	580,000	573,475
5.50%, 03/01/2019	357,000	353,430
6.00%, 10/01/2020	341,000	363,165
6.75%, 06/15/2023 (B)	369,000	353,318
8.13%, 04/01/2022	1,301,000	1,338,404

		18,416,294

Hotels, Restaurants & Leisure - 6.6%
Boyd Gaming Corp.
6.38%, 04/01/2026 (A)	165,000	171,188
6.88%, 05/15/2023	1,093,000	1,164,045
Felcor Lodging, LP
5.63%, 03/01/2023	621,000	633,420
International Game Technology PLC
6.50%, 02/15/2025 (A)	3,178,000	3,146,220
MGM Resorts International
6.00%, 03/15/2023	1,987,000	2,056,545
6.63%, 12/15/2021	905,000	970,612
6.75%, 10/01/2020	285,000	308,370
11.38%, 03/01/2018	336,000	388,214
NCL Corp., Ltd.
4.63%, 11/15/2020 (A)	967,000	971,835
Pinnacle Entertainment, Inc.
6.38%, 08/01/2021	265,000	280,900
7.50%, 04/15/2021	2,578,000	2,681,120
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	260,000	265,200
10.00%, 12/01/2022	2,046,000	1,657,260
Studio City Finance, Ltd.
8.50%, 12/01/2020 (A) (B)	862,000	864,155
Viking Cruises, Ltd.
6.25%, 05/15/2025 (A)	648,000	542,700
8.50%, 10/15/2022 (A)	1,631,000	1,541,295

		17,643,079

Household Durables - 2.8%
Beazer Homes USA, Inc.
6.63%, 04/15/2018	826,000	840,455
7.25%, 02/01/2023	245,000	191,100
7.50%, 09/15/2021	1,691,000	1,382,392
KB Home
7.00%, 12/15/2021	1,515,000	1,515,000
7.25%, 06/15/2018	178,000	189,570
7.63%, 05/15/2023	769,000	763,232
Meritage Homes Corp.
4.50%, 03/01/2018	1,000	1,010
7.00%, 04/01/2022	450,000	479,250
7.15%, 04/15/2020	1,327,000	1,399,985

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2016 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables (continued)
Tempur Sealy International, Inc.
5.63%, 10/15/2023 (A)	$ 350,000	$ 360,063
6.88%, 12/15/2020 (B)	339,000	357,645

		7,479,702

Household Products - 1.8%
Kronos Acquisition Holdings, Inc.
9.00%, 08/15/2023 (A)	481,000	442,520
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	689,000	707,086
6.88%, 02/15/2021	100,000	103,500
7.13%, 04/15/2019	2,238,000	2,277,165
9.00%, 04/15/2019	300,000	303,750
9.88%, 08/15/2019	950,000	983,844

		4,817,865

Independent Power and Renewable Electricity Producers - 2.0%
Calpine Corp.
5.75%, 01/15/2025	705,000	676,800
6.00%, 01/15/2022 (A)	625,000	654,688
NRG Energy, Inc.
7.63%, 01/15/2018	725,000	770,313
7.88%, 05/15/2021 (B)	2,533,000	2,523,501
8.25%, 09/01/2020	825,000	831,187

		5,456,489

Insurance - 1.4%
Genworth Holdings, Inc.
4.90%, 08/15/2023	128,000	95,040
7.20%, 02/15/2021	419,000	360,340
7.63%, 09/24/2021	1,606,000	1,369,918
Lincoln National Corp.
7.00% (C), 05/17/2066	2,884,000	1,889,020

		3,714,318

Machinery - 0.7%
CNH Industrial Capital LLC
3.88%, 07/16/2018	600,000	595,800
Meritor, Inc.
6.25%, 02/15/2024	657,000	578,981
6.75%, 06/15/2021	245,000	227,238
Wise Metals Group LLC / Wise Alloys Finance Corp.
8.75%, 12/15/2018 (A)	585,000	514,800

		1,916,819

Media - 8.0%
Cablevision Systems Corp.
5.88%, 09/15/2022 (B)	1,408,000	1,186,240
7.75%, 04/15/2018	998,000	1,038,539
8.00%, 04/15/2020	1,133,000	1,099,010
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023 (B)	780,000	795,600
6.50%, 04/30/2021	1,714,000	1,774,864
7.38%, 06/01/2020	894,000	930,319
CCO Safari II LLC
4.91%, 07/23/2025 (A)	925,000	975,705
CCOH Safari LLC
5.75%, 02/15/2026 (A)	110,000	113,850
Cequel Communications Holdings I LLC / Cequel Capital Corp.
7.75%, 07/15/2025 (A)	200,000	197,000
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	1,619,000	1,563,220
7.63%, 03/15/2020	2,465,000	2,252,262

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
DISH DBS Corp.
5.00%, 03/15/2023	$ 284,000	$ 250,630
5.88%, 07/15/2022 - 11/15/2024	2,441,000	2,270,937
7.88%, 09/01/2019	1,039,000	1,142,900
iHeartCommunications, Inc.
9.00%, 03/01/2021	100,000	69,625
10.63%, 03/15/2023	587,000	406,498
Numericable-SFR SAS
4.88%, 05/15/2019 (A)	485,000	482,575
Regal Entertainment Group
5.75%, 06/15/2023 - 02/01/2025	1,035,000	1,041,825
Unitymedia GmbH
6.13%, 01/15/2025 (A)	725,000	753,550
Univision Communications, Inc.
5.13%, 02/15/2025 (A)	330,000	325,875
6.75%, 09/15/2022 (A)	2,789,000	2,956,340

		21,627,364

Metals & Mining - 1.8%
ArcelorMittal
7.25%, 02/25/2022 (B)	127,000	125,667
8.00%, 10/15/2039	1,385,000	1,204,950
Constellium NV
5.75%, 05/15/2024 (A) (B)	1,424,000	1,021,720
7.88%, 04/01/2021 (A) (B)	250,000	249,782
FMG Resources Pty, Ltd.
9.75%, 03/01/2022 (A)	282,000	281,295
Freeport-McMoRan, Inc.
5.45%, 03/15/2043 (B)	910,000	557,375
Novelis, Inc.
8.38%, 12/15/2017	660,000	671,220
Teck Resources, Ltd.
3.75%, 02/01/2023 (B)	230,000	151,657
6.00%, 08/15/2040	200,000	112,000
6.25%, 07/15/2041	767,000	441,025

		4,816,691

Multiline Retail - 0.2%
Dollar Tree, Inc.
5.25%, 03/01/2020 (A)	72,000	75,330
5.75%, 03/01/2023 (A)	394,000	417,640

		492,970

Oil, Gas & Consumable Fuels - 5.4%
Antero Resources Corp.
5.38%, 11/01/2021	297,000	274,725
BreitBurn Energy Partners, LP / BreitBurn Finance Corp.
7.88%, 04/15/2022	1,233,000	123,300
Carrizo Oil & Gas, Inc.
7.50%, 09/15/2020 (B)	624,000	581,880
Chesapeake Energy Corp.
4.88%, 04/15/2022	231,000	80,850
6.13%, 02/15/2021	720,000	277,200
6.63%, 08/15/2020 (B)	1,119,000	436,410
CITGO Holding, Inc.
10.75%, 02/15/2020 (A)	1,202,000	1,165,940
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	769,000	742,085
Concho Resources, Inc.
5.50%, 04/01/2023	705,000	690,900
Continental Resources, Inc.
5.00%, 09/15/2022	597,000	514,539
Denbury Resources, Inc.
5.50%, 05/01/2022	389,000	175,050

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2016 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enable Midstream Partners, LP
5.00%, 05/15/2044	$ 34,000	$ 24,004
EnLink Midstream Partners, LP
4.15%, 06/01/2025	324,000	251,410
5.05%, 04/01/2045	847,000	569,833
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38%, 05/01/2020	1,206,000	608,276
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.50%, 11/15/2020	252,000	201,600
Kinder Morgan, Inc.
7.75%, 01/15/2032, MTN	480,000	502,075
8.05%, 10/15/2030, MTN	134,000	143,724
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019	963,000	105,930
6.50%, 05/15/2019	300,000	32,250
7.75%, 02/01/2021	1,388,000	159,620
8.63%, 04/15/2020	601,000	69,115
Oasis Petroleum, Inc.
6.50%, 11/01/2021 (B)	120,000	88,800
7.25%, 02/01/2019 (B)	531,000	404,888
ONEOK, Inc.
7.50%, 09/01/2023	768,000	746,880
Peabody Energy Corp.
6.25%, 11/15/2021	258,000	18,383
6.50%, 09/15/2020	265,000	19,213
10.00%, 03/15/2022 (A)	520,000	39,000
Rose Rock Midstream, LP / Rose Rock Finance Corp.
5.63%, 11/15/2023	400,000	260,000
SM Energy Co.
6.13%, 11/15/2022	619,000	451,251
6.50%, 11/15/2021 - 01/01/2023	608,000	442,485
Sunoco, LP / Sunoco Finance Corp.
5.50%, 08/01/2020 (A)	1,120,000	1,117,200
6.38%, 04/01/2023 (A)	1,025,000	1,025,635
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2018	509,000	507,728
6.75%, 03/15/2024 (A)	550,000	540,375
Whiting Petroleum Corp.
5.75%, 03/15/2021 (B)	908,000	603,820
WPX Energy, Inc.
8.25%, 08/01/2023	726,000	562,650

		14,559,024

Paper & Forest Products - 0.3%
Boise Cascade Co.
6.38%, 11/01/2020	897,000	894,758

Personal Products - 0.5%
Revlon Consumer Products Corp.
5.75%, 02/15/2021 (B)	1,395,000	1,433,363

Pharmaceuticals - 1.6%
Endo, Ltd. / Endo Finance LLC
6.00%, 07/15/2023 (A) (B)	1,448,000	1,362,930
Valeant Pharmaceuticals International, Inc.
5.63%, 12/01/2021 (A)	405,000	318,937
5.88%, 05/15/2023 (A)	1,405,000	1,101,169
6.38%, 10/15/2020 (A)	1,386,000	1,150,380
7.50%, 07/15/2021 (A)	390,000	324,917

		4,258,333

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Professional Services - 0.5%
Ceridian HCM Holding, Inc.
11.00%, 03/15/2021 (A)	$ 1,296,000	$ 1,218,240

Real Estate Investment Trusts - 1.0%
CBL & Associates, LP
5.25%, 12/01/2023	1,400,000	1,329,692
Communications Sales & Leasing, Inc. / CSL Capital LLC
8.25%, 10/15/2023	390,000	360,750
Equinix, Inc.
5.88%, 01/15/2026	779,000	821,455
MPT Operating Partnership, LP / MPT Finance Corp.
6.38%, 03/01/2024	149,000	156,823

		2,668,720

Road & Rail - 1.1%
Aviation Capital Group Corp.
6.75%, 04/06/2021 (A)	984,000	1,107,000
Hertz Corp.
6.75%, 04/15/2019	1,745,000	1,770,285

		2,877,285

Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc.
5.00%, 05/15/2021 (A)	279,000	288,765

Software - 1.7%
Ensemble S Merger Sub, Inc.
9.00%, 09/30/2023 (A)	310,000	303,800
First Data Corp.
5.00%, 01/15/2024 (A)	394,000	394,493
5.75%, 01/15/2024 (A)	575,000	574,942
6.75%, 11/01/2020 (A)	1,710,000	1,798,065
7.00%, 12/01/2023 (A)	355,000	358,550
Infor US, Inc.
5.75%, 08/15/2020 (A)	227,000	233,810
6.50%, 05/15/2022	1,068,000	971,880

		4,635,540

Specialty Retail - 1.1%
Claire’s Stores, Inc.
6.13%, 03/15/2020 (A)	490,000	306,250
9.00%, 03/15/2019 (A)	1,727,000	1,230,487
L Brands, Inc.
6.88%, 11/01/2035	595,000	645,694
Men’s Wearhouse, Inc.
7.00%, 07/01/2022	856,000	725,460

		2,907,891

Technology Hardware, Storage & Peripherals - 1.4%
Riverbed Technology, Inc.
8.88%, 03/01/2023 (A)	866,000	861,670
Seagate HDD Cayman
4.75%, 06/01/2023	1,417,000	1,173,775
5.75%, 12/01/2034	700,000	497,256
Western Digital Corp.
7.38%, 04/01/2023 (A) (F)	370,000	377,400
10.50%, 04/01/2024 (A) (F)	831,000	833,077

		3,743,178

Textiles, Apparel & Luxury Goods - 0.8%
Levi Strauss & Co.
6.88%, 05/01/2022	1,941,000	2,096,280

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2016 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors - 1.4%
United Rentals North America, Inc.
5.50%, 07/15/2025 (B)	$ 1,072,000	$ 1,066,415
7.63%, 04/15/2022	2,033,000	2,165,145
8.25%, 02/01/2021	557,000	582,065

		3,813,625

Wireless Telecommunication Services - 3.0%
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	1,325,000	1,387,937
11.50%, 11/15/2021	955,000	849,950
Sprint Corp.
7.63%, 02/15/2025	732,000	543,510
7.88%, 09/15/2023	3,742,000	2,861,844
T-Mobile USA, Inc.
6.13%, 01/15/2022	65,000	67,113
6.63%, 04/01/2023	625,000	657,813
6.73%, 04/28/2022	1,603,000	1,674,814

		8,042,981

Total Corporate Debt Securities (Cost $273,434,126)		250,379,911

LOAN ASSIGNMENTS - 1.1%
IT Services - 0.4%
First Data Corp.
Term Loan,
TBD (H), 03/24/2021 (F)	1,000,000	996,875

Marine - 0.3%
Commercial Barge Line Co.
1st Lien Term Loan,
9.75% (C), 11/12/2020	745,000	663,050

Metals & Mining - 0.1%
Atkore International, Inc.
1st Lien Term Loan,
4.50% (C), 04/09/2021	324,225	315,039

Software - 0.3%
BMC Software Finance, Inc.
Term Loan,
5.00% (C), 09/10/2020	1,039,655	866,162

Total Loan Assignments (Cost $3,070,821)		2,841,126

	Shares	Value
COMMON STOCK - 0.0% (I)
Commercial Services & Supplies - 0.0% (I)
Quad/Graphics, Inc. (B)	355	4,593

Total Common Stock (Cost $0)		4,593

PREFERRED STOCK - 1.2%
Banks - 1.2%
GMAC Capital Trust I
Series 2, 6.40% (C)	135,025	3,309,463

Total Preferred Stock (Cost $3,233,061)		3,309,463

	Shares	Value
SECURITIES LENDING COLLATERAL - 9.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (J)	25,710,066	$ 25,710,066

Total Securities Lending Collateral (Cost $25,710,066)		25,710,066

	Principal	Value
REPURCHASE AGREEMENT - 4.0%
State Street Bank & Trust Co. 0.03% (J), dated 03/31/2016, to be repurchased at $10,867,895 on 04/01/2016. Collateralized by a U.S. Government Obligation, 0.63%, due 06/30/2017, and with a value of $11,090,000.	$ 10,867,886	10,867,886

Total Repurchase Agreement (Cost $10,867,886)		10,867,886

Total Investments (Cost $316,315,960) (K)		293,113,045
Net Other Assets (Liabilities) - (9.0)%		(24,224,064)

Net Assets - 100.0%		$ 268,888,981

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2016 Form N-Q

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$250,379,911	$—	$250,379,911
Loan Assignments	—	2,841,126	—	2,841,126
Common Stock	4,593	—	—	4,593
Preferred Stock	3,309,463	—	—	3,309,463
Securities Lending Collateral	25,710,066	—	—	25,710,066
Repurchase Agreement	—	10,867,886	—	10,867,886

Total Investments	$29,024,122	$264,088,923	$—	$293,113,045

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At March 31, 2016, the total aggregate value of 144A securities is $82,665,761, representing 30.7% of the Portfolio’s net assets.

(B)

All or a portion of the security is on loan. The total value of all securities on loan is $25,181,620. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Floating or variable coupon rate. The rate disclosed is as of March 31, 2016.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Security in default.
(F)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after March 31, 2016.
(G)

Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(H)	All or a portion of the security represents unsettled loan commitments at March 31, 2016 where the rate will be determined at time of settlement.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Rate disclosed reflects the yield at March 31, 2016.
(K)

Aggregate cost for federal income tax purposes is $316,315,960. Aggregate gross unrealized appreciation and depreciation for all securities is $2,804,770 and $26,007,685, respectively. Net unrealized depreciation for tax purposes is $23,202,915.

(L)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2016 Form N-Q

Transamerica Aegon Money Market VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Principal	Value
CERTIFICATES OF DEPOSIT - 10.1%
Banks - 8.7%
Bank of Nova Scotia
0.57% (A), 06/10/2016	$ 19,500,000	$ 19,500,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.96% (A), 06/22/2016	16,000,000	16,000,000
Citibank NA
0.50% (A), 04/11/2016	17,000,000	17,000,000
Svenska Handelsbanken AB
0.62% (A), 05/24/2016	8,500,000	8,500,062

		61,000,062

Diversified Financial Services - 1.4%
Credit Suisse
0.59% (A), 04/01/2016	10,000,000	10,000,000

Total Certificates of Deposit (Cost $71,000,062)		71,000,062

CORPORATE DEBT SECURITIES - 4.3%
Banks - 2.2%
Bank of America NA
0.45%, 04/01/2016	15,000,000	15,000,000

Capital Markets - 2.1%
Goldman Sachs Group, Inc.
0.66%, 05/13/2016 (B)	15,000,000	15,000,000

Total Corporate Debt Securities (Cost $30,000,000)		30,000,000

U.S. GOVERNMENT AGENCY OBLIGATION - 0.3%
Federal Farm Credit Banks
0.56%, 08/01/2017	2,240,000	2,240,309

Total U.S. Government Agency Obligation (Cost $2,240,309)		2,240,309

COMMERCIAL PAPER - 59.2%
Banks - 24.4%
Australia & New Zealand Banking Group, Ltd.
0.64% (A), 05/23/2016 (C)	14,000,000	14,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.36% (A), 04/05/2016	12,500,000	12,499,500
Barclays Bank PLC
0.51% (A), 04/25/2016 (C)	28,750,000	28,750,000
Commonwealth Bank of Australia
0.83% (A), 06/23/2016 (C)	11,000,000	10,978,950
HSBC USA, Inc.
0.45% (A), 04/19/2016 (C)	10,000,000	9,997,750
Korea Development Bank
0.50% (A), 04/08/2016	6,000,000	5,999,417
0.72% (A), 05/23/2016	10,000,000	9,989,600
Societe Generale SA
0.29% (A), 04/04/2016	14,000,000	13,999,662
0.49% (A), 04/12/2016	7,000,000	6,998,952
0.50% (A), 04/05/2016	5,000,000	4,999,722
Standard Chartered Bank
0.65% (A), 04/04/2016 (C)	12,000,000	11,999,350

	Principal	Value
COMMERCIAL PAPER (continued)
Banks (continued)
Sumitomo Mitsui Banking Corp.
0.36% (A), 04/12/2016 (C)	$ 13,500,000	$ 13,498,515
US Bank NA
0.20% (A), 04/01/2016	27,500,000	27,500,000

		171,211,418

Capital Markets - 2.9%
Cedar Springs Capital Co. LLC
0.65% (A), 04/07/2016 - 04/20/2016 (C)	20,500,000	20,495,901

Chemicals - 0.5%
Monsanto Co.
0.80% (A), 04/19/2016 (C)	3,400,000	3,398,640

Consumer Finance - 1.8%
Toyota Motor Credit Corp.
0.49% (A), 04/12/2016	13,000,000	12,998,054

Diversified Financial Services - 23.6%
American Honda Finance Corp.
0.52% (A), 04/21/2016	15,000,000	14,995,667
Cancara Asset Securitisation LLC
0.59% (A), 04/18/2016	6,000,000	5,998,328
0.63% (A), 04/01/2016	8,500,000	8,500,000
Collateralized Commercial Paper II Co. LLC
0.47% (A), 04/22/2016 (C)	7,500,000	7,497,944
ING Funding LLC
0.59% (A), 04/05/2016	17,000,000	16,998,885
Kells Funding LLC
0.61% (A), 04/21/2016 (C)	20,000,000	19,995,389
Liberty Street Funding LLC
0.48% (A), 04/12/2016 (C)	5,000,000	4,999,267
0.60% (A), 04/13/2016 (C)	6,000,000	5,998,800
Mont Blanc Capital Corp.
0.62% (A), 04/13/2016 (C)	10,000,000	9,997,933
Nieuw Amsterdam Receivables Corp.
0.69% (A), 04/01/2016 (C)	15,000,000	15,000,000
Regency Markets No. 1 LLC
0.44% (A), 04/19/2016 (C)	5,000,000	4,998,900
Sheffield Receivables Co. LLC
0.50% (A), 04/06/2016 (C)	18,500,000	18,498,715
Simon Property Group, LP
0.45% (A), 04/18/2016 (C)	7,500,000	7,498,406
Victory Receivables Corp.
0.46% (A), 04/13/2016 (C)	10,000,000	9,998,467
0.52% (A), 04/01/2016 (C)	15,000,000	15,000,000

		165,976,701

Electric Utilities - 0.5%
South Carolina Electric & Gas Co.
0.74% (A), 04/08/2016	3,500,000	3,499,496

Multi-Utilities - 0.5%
Dominion Resources, Inc.
0.73% (A), 04/06/2016 (C)	3,500,000	3,499,645

Oil, Gas & Consumable Fuels - 0.5%
Spectra Energy Partners, LP
0.90% (A), 04/20/2016 (C)	3,300,000	3,298,433

Pharmaceuticals - 0.5%
AstraZeneca PLC
0.68% (A), 04/20/2016 (C)	3,200,000	3,198,852

Software - 4.0%
Manhattan Asset Funding Co. LLC
0.45% (A), 04/27/2016 (C)	15,000,000	14,995,125

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica Aegon Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Software (continued)
Manhattan Asset Funding Co. LLC (continued)
0.54% (A), 04/20/2016 (C)	$ 6,000,000	$ 5,998,290
0.70% (A), 04/04/2016 (C)	7,000,000	6,999,592

		27,993,007

Total Commercial Paper (Cost $415,570,147)		415,570,147

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.7%
Federal Home Loan Bank Discount Notes
0.34% (A), 04/20/2016	15,000,000	14,997,348
0.39% (A), 06/10/2016	18,000,000	17,986,525

Total Short-Term U.S. Government Agency Obligations (Cost $32,983,873)		32,983,873

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 2.8%
U.S. Treasury Bill
0.28% (A), 06/09/2016	20,000,000	19,989,305

Total Short-Term U.S. Government Obligation (Cost $19,989,305)		19,989,305

REPURCHASE AGREEMENTS - 18.5%
Goldman Sachs & Co. 0.30% (A), dated 03/31/2016, to be repurchased at $18,000,150 on 04/01/2016. Collateralized by U.S. Government Agency Obligations, 3.00% - 4.50%, due 12/20/2040 - 09/01/2041, and with a total value of $18,360,000.	18,000,000	18,000,000
ING Financial Markets LLC 0.28% (A), dated 03/31/2016, to be repurchased at $29,300,228 on 04/01/2016. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/01/2046, and with a value of $29,890,490.	29,300,000	29,300,000
Jefferies LLC 0.48% (A), dated 03/31/2016, to be repurchased at $37,000,493 on 04/01/2016. Collateralized by U.S. Government Agency Obligations, 3.00% - 3.50%, due 12/01/2042 - 10/01/2045, and with a total value of $37,740,001.	37,000,000	37,000,000
Nomura Securities International, Inc. 0.32% (A), dated 03/31/2016, to be repurchased at $45,725,406 on 04/01/2016. Collateralized by U.S. Government Obligations and U.S. Government Agency Obligations, 0.20% (A) - 6.00%, due 06/23/2016 - 08/20/2065, and with a total value of $46,639,501.	45,725,000	45,725,000
State Street Bank & Trust Co. 0.03% (A), dated 03/31/2016, to be repurchased at $125,579 on 04/01/2016. Collateralized by a U.S. Government Obligation, 1.38%, due 02/29/2020, and with a value of $131,463.	125,579	125,579

Total Repurchase Agreements (Cost $130,150,579)		130,150,579

Value
Total Investments (Cost $701,934,275) (D)	$ 701,934,275
Net Other Assets (Liabilities) - 0.1%	673,567

Net Assets - 100.0%	$ 702,607,842

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica Aegon Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Certificates of Deposit	$—	$71,000,062	$—	$71,000,062
Corporate Debt Securities	—	30,000,000	—	30,000,000
U.S. Government Agency Obligation	—	2,240,309	—	2,240,309
Commercial Paper	—	415,570,147	—	415,570,147
Short-Term U.S. Government Agency Obligations	—	32,983,873	—	32,983,873
Short-Term U.S. Government Obligation	—	19,989,305	—	19,989,305
Repurchase Agreements	—	130,150,579	—	130,150,579

Total Investments	$—	$701,934,275	$—	$701,934,275

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at March 31, 2016.
(B)	Illiquid security. At March 31, 2016, total aggregate value of illiquid securities is $15,000,000, representing 2.1% of the Portfolio’s net assets.
(C)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At March 31, 2016, the total aggregate value of 144A securities is $270,592,864, representing 38.5% of the Portfolio’s net assets.

(D)	Aggregate cost for federal income tax purposes is $701,934,275.
(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2016 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 1.4%
Access to Loans for Learning Student Loan Corp.
Series 2012-1, Class A,
1.13% (A), 07/25/2036	$ 5,976,035	$ 5,853,181
Chancelight, Inc.
Series 2012-2, Class A,
1.16% (A), 04/25/2039 (B)	4,032,061	3,946,298
HSBC Home Equity Loan Trust
Series 2006-3, Class A4,
0.67% (A), 03/20/2036	1,934,213	1,918,806
Series 2007-1, Class A4,
0.79% (A), 03/20/2036	2,169,322	2,144,622
SBA Small Business Investment Cos.
Series 2012-10B, Class 1,
2.25%, 09/10/2022	4,161,494	4,195,640
South Carolina Student Loan Corp.
Series 2010-1, Class A2,
1.62% (A), 07/25/2025	6,820,113	6,748,161

Total Asset-Backed Securities (Cost $24,513,195)		24,806,708

CORPORATE DEBT SECURITIES - 5.0%
Aerospace & Defense - 0.1%
Harris Corp.
5.55%, 10/01/2021	1,385,000	1,543,927

Automobiles - 0.1%
General Motors Co.
3.50%, 10/02/2018	1,645,000	1,683,883

Banks - 1.6%
Bank of America Corp.
3.88%, 08/01/2025, MTN	10,000,000	10,364,420
Barclays Bank PLC
10.18%, 06/12/2021 (B)	1,440,000	1,829,732
Cooperatieve Rabobank UA
11.00% (A), 06/30/2019 (B) (C)	1,400,000	1,679,860
ING Bank NV
5.80%, 09/25/2023 (B)	1,500,000	1,634,532
JPMorgan Chase & Co.
3.90%, 07/15/2025	10,000,000	10,601,440
Societe Generale SA
5.75%, 04/20/2016 (B) (D)	1,323,000	1,325,271

		27,435,255

Building Products - 0.1%
Owens Corning
4.20%, 12/15/2022	1,500,000	1,520,142

Capital Markets - 0.7%
Goldman Sachs Group, Inc.
4.00%, 03/03/2024	10,000,000	10,485,190
Morgan Stanley
3.75%, 02/25/2023	1,500,000	1,562,947

		12,048,137

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 0.2%
Discover Financial Services
3.85%, 11/21/2022	$ 2,300,000	$ 2,277,826
Ford Motor Credit Co. LLC
4.25%, 09/20/2022	1,410,000	1,508,161

		3,785,987

Diversified Financial Services - 0.1%
Portmarnock Leasing LLC
1.74%, 10/22/2024	2,246,790	2,237,843

Diversified Telecommunication Services - 1.4%
AT&T, Inc.
2.45%, 06/30/2020	10,000,000	10,133,210
CenturyLink, Inc.
5.80%, 03/15/2022	1,170,000	1,125,657
Unison Ground Lease Funding LLC
6.39%, 04/15/2040 (B)	1,750,000	1,907,915
Verizon Communications, Inc.
4.50%, 09/15/2020	9,375,000	10,350,216

		23,516,998

Insurance - 0.4%
Fidelity National Financial, Inc.
5.50%, 09/01/2022	1,750,000	1,900,365
Nippon Life Insurance Co.
5.00% (A), 10/18/2042 (B)	1,025,000	1,099,313
Prudential Financial, Inc.
5.38% (A), 05/15/2045	2,265,000	2,242,350
ZFS Finance USA Trust II
6.45% (A), 12/15/2065 (B)	2,100,000	2,095,800

		7,337,828

Media - 0.1%
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020	1,675,000	1,536,813

Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer Partners, LP
7.60%, 02/01/2024	1,000,000	1,040,958

Road & Rail - 0.1%
Aviation Capital Group Corp.
7.13%, 10/15/2020 (B)	2,000,000	2,260,000

Total Corporate Debt Securities (Cost $82,834,932)		85,947,771

MORTGAGE-BACKED SECURITIES - 0.4%
BCAP LLC Trust
Series 2009-RR6, Class 2A1,
2.72% (A), 08/26/2035 (B)	920,255	906,991
Citigroup Mortgage Loan Trust
Series 2010-10, Class 4A1,
4.00%, 01/25/2036 (B)	118,526	118,858
Eleven Madison Trust Mortgage Trust
Series 2015-11MD, Class A,
3.55% (A), 09/10/2035 (B)	5,000,000	5,320,073

Total Mortgage-Backed Securities (Cost $6,088,101)		6,345,922

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.5%
Texas - 0.3%
North Texas Higher Education Authority, Inc., Revenue Bonds
Series 1,
1.44% (A), 12/01/2034	$ 5,451,598	$ 5,425,921

Vermont - 0.2%
Vermont Student Assistance Corp., Certificate of Obligation
1.14% (A), 07/28/2034	2,895,750	2,815,075

Total Municipal Government Obligations (Cost $8,333,610)		8,240,996

U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.9%
Federal Home Loan Mortgage Corp.
0.88%, 03/07/2018 (D)	30,000,000	30,044,820
1.00%, 12/15/2017 (D)	75,000,000	75,293,775
6.25%, 07/15/2032	5,000,000	7,310,970
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.31%, 09/25/2025	15,000,000	16,145,313
Federal Home Loan Mortgage Corp. REMIC
4.00%, 08/15/2028 - 02/15/2029	1,607,132	1,659,426
Federal National Mortgage Association
0.88%, 03/28/2018 (D)	25,000,000	25,042,500
1.00%, 02/26/2019 (D)	78,000,000	78,172,536
1.13%, 12/14/2018	45,000,000	45,282,015
1.88%, 12/28/2020 (D)	45,000,000	46,168,605
3.00%, TBA (E) (F)	65,000,000	66,675,778
Government National Mortgage Association
4.00%, 08/20/2037	432,232	436,415
4.58%, 06/20/2062	9,619,746	10,254,466
4.60%, 10/20/2061	9,160,081	9,623,621
4.65%, 08/20/2061	9,086,882	9,584,590
4.66%, 09/20/2061 - 10/20/2061	16,124,816	16,957,497
4.70%, 07/20/2061 - 12/20/2061	14,661,353	15,455,754
Overseas Private Investment Corp.
5.14%, 12/15/2023	21,212	23,306
Tennessee Valley Authority
4.25%, 09/15/2065	4,000,000	4,219,188

Total U.S. Government Agency Obligations (Cost $455,291,236)		458,350,575

U.S. GOVERNMENT OBLIGATIONS - 52.9%
U.S. Treasury Bond
2.50%, 02/15/2046 (D)	36,000,000	35,101,404
2.75%, 11/15/2042	12,800,000	13,196,506
2.88%, 08/15/2045	16,500,000	17,355,937
3.00%, 11/15/2045 (D)	45,000,000	48,580,650
3.38%, 05/15/2044	9,000,000	10,433,322
3.50%, 02/15/2039	9,000,000	10,709,649
4.38%, 05/15/2040 (D)	50,000,000	67,275,400
6.13%, 08/15/2029	3,000,000	4,464,258
6.25%, 05/15/2030	4,000,000	6,101,720
U.S. Treasury Inflation Indexed Note
0.38%, 07/15/2023	5,089,900	5,242,663
U.S. Treasury Note
0.63%, 07/31/2017	12,000,000	11,989,692
0.75%, 10/31/2017 - 02/15/2019 (D)	51,000,000	50,961,495
0.88%, 02/28/2017 (D)	10,000,000	10,021,480
0.88%, 10/15/2018	5,000,000	5,007,810

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Note (continued)
1.00%, 09/15/2017 - 08/15/2018	$ 28,000,000	$ 28,127,336
1.13%, 02/28/2021 (D)	100,000,000	99,589,800
1.25%, 11/15/2018	14,000,000	14,150,934
1.25%, 12/15/2018 (D)	91,000,000	92,030,848
1.38%, 02/29/2020 - 04/30/2020	14,000,000	14,148,053
1.38%, 01/31/2021 (D)	50,000,000	50,359,400
1.50%, 12/31/2018 - 11/30/2019 (D)	9,210,000	9,369,194
1.50%, 10/31/2019 - 02/28/2023	64,000,000	64,271,896
1.63%, 07/31/2020 - 11/30/2020	9,800,000	9,994,838
1.63%, 02/15/2026 (D)	30,000,000	29,564,070
1.75%, 09/30/2019	10,000,000	10,259,770
1.75%, 12/31/2020 (D)	27,000,000	27,661,284
1.88%, 08/31/2022 - 10/31/2022	15,000,000	15,345,705
2.00%, 09/30/2020 - 08/15/2025	121,500,000	125,167,538
2.25%, 11/15/2025	7,700,000	8,013,713
2.38%, 08/15/2024	8,125,000	8,556,641

Total U.S. Government Obligations (Cost $882,247,485)		903,053,006

SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 3.9%
IBRD Discount Notes
0.40% (G), 04/28/2016	66,000,000	65,989,572

Total Short-Term Foreign Government Obligation (Cost $65,980,695)		65,989,572

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 4.7%
Federal Home Loan Bank Discount Notes
0.39% (G), 06/13/2016 - 06/16/2016	81,000,000	80,948,276

Total Short-Term U.S. Government Agency Obligation (Cost $80,936,603)		80,948,276

	Shares	Value
SECURITIES LENDING COLLATERAL - 22.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (G)	378,859,115	378,859,115

Total Securities Lending Collateral (Cost $378,859,115)		378,859,115

	Principal	Value
REPURCHASE AGREEMENT - 7.9%
State Street Bank & Trust Co. 0.03% (G), dated 03/31/2016, to be repurchased at $134,292,065 on 04/01/2016. Collateralized by U.S. Government Agency Obligations, 0.88% - 1.13%, due 09/22/2017 - 03/19/2018, and with a total value of $136,980,018.	$ 134,291,953	134,291,953

Total Repurchase Agreement (Cost $134,291,953)		134,291,953

Total Investments (Cost $2,119,376,925) (H)		2,146,833,894
Net Other Assets (Liabilities) - (25.8)%		(440,717,851)

Net Assets - 100.0%		$ 1,706,116,043

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FUTURES CONTRACTS: (I)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Short	(425)	06/30/2016	$ —	$ (326,466)
U.S. Treasury Bond	Long	50	06/21/2016	—	(14,202)

Total				$ —	$ (340,668)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$24,806,708	$—	$24,806,708
Corporate Debt Securities	—	85,947,771	—	85,947,771
Mortgage-Backed Securities	—	6,345,922	—	6,345,922
Municipal Government Obligations	—	8,240,996	—	8,240,996
U.S. Government Agency Obligations	—	458,350,575	—	458,350,575
U.S. Government Obligations	—	903,053,006	—	903,053,006
Short-Term Foreign Government Obligation	—	65,989,572	—	65,989,572
Short-Term U.S. Government Agency Obligation	—	80,948,276	—	80,948,276
Securities Lending Collateral	378,859,115	—	—	378,859,115
Repurchase Agreement	—	134,291,953	—	134,291,953

Total Investments	$378,859,115	$1,767,974,779	$—	$2,146,833,894

LIABILITIES
Other Financial Instruments
Futures Contracts (K)	$(340,668)	$—	$—	$(340,668)

Total Other Financial Instruments	$(340,668)	$—	$—	$(340,668)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable coupon rate. The rate disclosed is as of March 31, 2016.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At March 31, 2016, the total aggregate value of 144A securities is $24,124,643, representing 1.4% of the Portfolio’s net assets.

(C)	Perpetual maturity. The date displayed is the next call date.
(D)

All or a portion of the security is on loan. The total value of all securities on loan is $371,214,796. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(E)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after March 31, 2016.
(F)	Cash in the amount of $259,000 has been segregated by the custodian as collateral for open TBA commitment transactions.
(G)	Rate disclosed reflects the yield at March 31, 2016.
(H)

Aggregate cost for federal income tax purposes is $2,119,376,925. Aggregate gross unrealized appreciation and depreciation for all securities is $29,449,911 and $1,992,942, respectively. Net unrealized appreciation for tax purposes is $27,456,969.

(I)	Cash in the amount of $748,793 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(J)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(K)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2016 Form N-Q

Transamerica American Funds Managed Risk VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 94.5%
U.S. Fixed Income Fund - 94.5%
American Funds Insurance Series - Asset Allocation Fund	8,297,885	$ 173,591,758

Total Investment Company (Cost $171,529,989)		173,591,758

	Principal	Value
REPURCHASE AGREEMENT - 4.6%
State Street Bank & Trust Co. 0.03% (A), dated 03/31/2016, to be repurchased at $8,524,634 on 04/01/2016. Collateralized by a U.S. Government Obligation, 3.88%, due 08/15/2040, and with a value of $8,696,671.	$ 8,524,627	8,524,627

Total Repurchase Agreement (Cost $8,524,627)		8,524,627

Total Investments (Cost $180,054,616) (B)		182,116,385
Net Other Assets (Liabilities) - 0.9%		1,625,324

Net Assets - 100.0%		$ 183,741,709

FUTURES CONTRACTS: (C)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
EUR Currency	Short	(3)	06/13/2016	$—	$(14,084)
EURO STOXX 50® Index	Short	(10)	06/17/2016	8,436	—
MSCI Emerging Markets Mini Index	Short	(20)	06/17/2016	—	(45,916)
Russell 2000® Mini Index	Short	(12)	06/17/2016	—	(49,631)
S&P 500® E-Mini	Short	(129)	06/17/2016	—	(465,162)

Total				$8,436	$(574,793)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$173,591,758	$—	$—	$173,591,758
Repurchase Agreement	—	8,524,627	—	8,524,627

Total Investments	$173,591,758	$8,524,627	$—	$182,116,385

Other Financial Instruments
Futures Contracts (E)	$8,436	$—	$—	$8,436

Total Other Financial Instruments	$8,436	$—	$—	$8,436

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(574,793)	$—	$—	$(574,793)

Total Other Financial Instruments	$(574,793)	$—	$—	$(574,793)

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica American Funds Managed Risk VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at March 31, 2016.
(B)	Aggregate cost for federal income tax purposes is $180,054,616. Aggregate gross unrealized appreciation for all securities is $2,061,769.
(C)	Cash in the amount of $1,813,919 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

EUR	Euro

PORTFOLIO ABBREVIATION:

STOXX	Deutsche Börse Group & SIX Group Index

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.6%
International Equity Funds - 7.0%
Transamerica Income & Growth (A)	1,610,898	$ 15,029,675
Transamerica International Equity (A)	1,414,341	23,053,763
Transamerica International Equity Opportunities (A)	3,529,316	25,093,437
Transamerica International Small Cap (A)	2,062,080	19,012,377
Transamerica International Small Cap Value (A)	1,870,135	21,469,147

		103,658,399

International Fixed Income Funds - 5.6%
Transamerica Unconstrained Bond (A)	2,561,239	24,357,385
Transamerica Voya Limited Maturity Bond VP (B)	5,776,034	58,164,664

		82,522,049

Money Market Fund - 0.0% (C)
Transamerica Money Market (A)	473,191	473,191

U.S. Alternative Fund - 0.4%
Transamerica Clarion Global Real Estate Securities VP (B)	504,370	6,536,636

U.S. Equity Funds - 27.4%
Transamerica Capital Growth (A)	1,194,228	19,250,950
Transamerica Concentrated Growth (A)	4,498,687	74,633,224
Transamerica Dividend Focused (A)	7,067,352	76,398,079
Transamerica Jennison Growth VP (B)	1,963,856	19,992,052
Transamerica JPMorgan Mid Cap Value VP (B)	529,570	11,237,468
Transamerica Large Cap Value (A)	6,269,221	73,161,804
Transamerica Mid Cap Growth (A) (D)	2,689,927	29,454,704
Transamerica Mid Cap Value Opportunities (A)	3,585,589	40,409,587
Transamerica Small Cap Core (A)	1,086,414	10,614,264
Transamerica Small Cap Growth (A)	1,262,332	14,567,316
Transamerica Small Cap Value (A)	809,332	7,712,937
Transamerica Systematic Small/Mid Cap Value VP (B)	403	7,815
Transamerica T. Rowe Price Small Cap VP (B)	260	3,513
Transamerica Voya Mid Cap Opportunities VP (B)	2,266,165	27,465,923

		404,909,636

U.S. Fixed Income Funds - 57.4%
Transamerica Aegon U.S. Government Securities VP (B)	13,309,058	161,838,145
Transamerica Bond (A)	3,567,097	32,317,897
Transamerica Core Bond (A)	9,400,816	95,136,263
Transamerica Flexible Income (A)	7,234	65,539
Transamerica Floating Rate (A)	3,981,655	38,741,500
Transamerica High Yield Bond (A)	5,824,762	50,034,705
Transamerica Intermediate Bond (A)	15,660,101	159,733,033
Transamerica PIMCO Total Return VP (B)	14,552,353	164,441,586
Transamerica Short-Term Bond (A)	14,485,062	144,126,371

		846,435,039

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Mixed Allocation Fund - 0.8%
Transamerica MLP & Energy Income (A)	1,823,827	$ 11,763,681

Total Investment Companies (Cost $1,478,516,320)		1,456,298,631

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.03% (E), dated 03/31/2016, to be repurchased at $14,224,746 on 04/01/2016. Collateralized by a U.S. Government Agency Obligation, 0.88%, due 02/22/2017, and with a value of $14,511,188.	$ 14,224,734	14,224,734

Total Repurchase Agreement (Cost $14,224,734)		14,224,734

Total Investments (Cost $1,492,741,054) (F)		1,470,523,365
Net Other Assets (Liabilities) - 0.4%		5,533,838

Net Assets - 100.0%		$ 1,476,057,203

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FUTURES CONTRACTS: (G)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(2,630)	06/30/2016	$—	$(333,804)
10-Year U.S. Treasury Note	Long	420	06/21/2016	—	(233,702)
MSCI Emerging Markets Mini Index	Long	260	06/17/2016	108,302	—
NASDAQ-100 E-Mini Index	Short	(1,005)	06/17/2016	—	(2,332,528)
Russell 2000® Mini Index	Short	(90)	06/17/2016	—	(421,954)
S&P 500® E-Mini	Long	835	06/17/2016	1,543,882	—
U.S. Treasury Bond	Long	380	06/21/2016	—	(739,075)

Total				$1,652,184	$(4,061,063)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,456,298,631	$—	$—	$1,456,298,631
Repurchase Agreement	—	14,224,734	—	14,224,734

Total Investments	$1,456,298,631	$14,224,734	$—	$1,470,523,365

Other Financial Instruments
Futures Contracts (I)	$1,652,184	$—	$—	$1,652,184

Total Other Financial Instruments	$1,652,184	$—	$—	$1,652,184

LIABILITIES
Other Financial Instruments
Futures Contracts (I)	$(4,061,063)	$—	$—	$(4,061,063)

Total Other Financial Instruments	$(4,061,063)	$—	$—	$(4,061,063)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Non-income producing security.
(E)	Rate disclosed reflects the yield at March 31, 2016.
(F)

Aggregate cost for federal income tax purposes is $1,492,741,054. Aggregate gross unrealized appreciation and depreciation for all securities is $21,511,039 and $43,728,728, respectively. Net unrealized depreciation for tax purposes is $22,217,689.

(G)	Cash in the amount of $7,860,342 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(H)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

NASDAQ	National Association of Securities Dealers Automated Quotations

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica Asset Allocation - Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.2%
International Alternative Funds - 3.4%
Transamerica Global Long/Short Equity (A) (B)	700,000	$ 6,538,000
Transamerica Global Multifactor Macro (A)	2,510,966	24,281,041

		30,819,041

International Equity Funds - 22.3%
Transamerica Emerging Markets Equity (A)	428,883	3,503,976
Transamerica Global Equity (A)	1,329,626	14,426,445
Transamerica International Equity (A)	3,422,595	55,788,297
Transamerica International Equity Opportunities (A)	6,247,642	44,420,735
Transamerica International Small Cap (A)	5,077,253	46,812,272
Transamerica International Small Cap Value (A)	3,117,001	35,783,177

		200,734,902

U.S. Alternative Fund - 4.2%
Transamerica Managed Futures Strategy (A)	4,214,046	37,505,010

U.S. Equity Funds - 67.3%
Transamerica Capital Growth (A)	2,167,549	34,940,896
Transamerica Concentrated Growth (A)	1,688,201	28,007,260
Transamerica Dividend Focused (A)	8,581,640	92,767,524
Transamerica Jennison Growth VP (C)	4,854,435	49,418,144
Transamerica JPMorgan Mid Cap Value VP (C)	693,732	14,720,988
Transamerica Large Cap Value (A)	10,969,786	128,017,399
Transamerica Mid Cap Growth (A) (B)	4,976,195	54,489,333
Transamerica Mid Cap Value Opportunities (A)	8,847,065	99,706,418
Transamerica Small Cap Core (A)	522,425	5,104,089
Transamerica Small Cap Growth (A)	1,655,668	19,106,412
Transamerica Small Cap Value (A)	969,810	9,242,288
Transamerica Small Company Growth Liquidating Trust (B) (D) (E) (F) (G)	3,075	6,339
Transamerica Systematic Small/Mid Cap Value VP (C)	268,952	5,212,290
Transamerica T. Rowe Price Small Cap VP (C)	1,822,583	24,623,094
Transamerica Voya Mid Cap Opportunities VP (C)	3,211,464	38,922,940

		604,285,414

U.S. Mixed Allocation Fund - 2.0%
Transamerica MLP & Energy Income (A)	2,774,459	17,895,260

Total Investment Companies (Cost $890,310,612)		891,239,627

Principal	Value
REPURCHASE AGREEMENT - 0.5%

State Street Bank & Trust Co. 0.03% (H), dated 03/31/2016, to be repurchased at $4,309,864 on 04/01/2016. Collateralized by a U.S. Government Obligation, 0.60% (H), due 02/02/2017, and with a value of 4,397,900.

$ 4,309,861	$ 4,309,861

Total Repurchase Agreement (Cost $4,309,861)	4,309,861

Total Investments (Cost $894,620,473) (I)	895,549,488
Net Other Assets (Liabilities) - 0.3%	2,831,276

Net Assets - 100.0%	$ 898,380,764

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FUTURES CONTRACTS: (J)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Mini Index	Long	730	06/17/2016	$—	$(89,790)
MSCI Emerging Markets Mini Index	Long	55	06/17/2016	45,543	—
NASDAQ-100 E-Mini Index	Short	(120)	06/17/2016	—	(267,676)
Russell 2000® Mini Index	Short	(170)	06/17/2016	—	(729,410)
S&P 500® E-Mini	Long	264	06/17/2016	631,185	—

Total				$676,728	$(1,086,876)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$891,233,288	$—	$—	$891,233,288
Repurchase Agreement	—	4,309,861	—	4,309,861

Total	$891,233,288	$4,309,861	$—	$895,543,149

Investment Companies Measured at Net Asset Value (L)				$6,339

Total Investments				$895,549,488

Other Financial Instruments
Futures Contracts (M)	$676,728	$—	$—	$676,728

Total Other Financial Instruments	$676,728	$—	$—	$676,728

LIABILITIES
Other Financial Instruments
Futures Contracts (M)	$(1,086,876)	$—	$—	$(1,086,876)

Total Other Financial Instruments	$(1,086,876)	$—	$—	$(1,086,876)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(D)	Investment in affiliated company of Transamerica Asset Management, Inc.
(E)

Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2016, total aggregate fair value of securities is $6,339, representing less than 0.1% of the Portfolio’s net assets.

(F)	Illiquid security. At March 31, 2016, total aggregate value of illiquid securities is $6,339, representing less than 0.1% of the Portfolio’s net assets.
(G)	Restricted securities held by the Portfolio as of March 31, 2016 are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$30,750	$6,339	0.0	%(N)

(H)	Rate disclosed reflects the yield at March 31, 2016.
(I)

Aggregate cost for federal income tax purposes is $894,620,473. Aggregate gross unrealized appreciation and depreciation for all securities is $37,083,312 and $36,154,297, respectively. Net unrealized appreciation for tax purposes is $929,015.

(J)	Cash in the amount of $3,438,705 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(K)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(L)

Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amounts presented are intended to permit reconciliation to the total investments amount presented in the Schedule of Investments.

(M)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(N)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

PORTFOLIO ABBREVIATIONS:
EAFE	Europe, Australasia and Far East
NASDAQ	National Association of Securities Dealers Automated Quotations

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2016 Form N-Q

Transamerica Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.0%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E) (F)	70,452	$ 479,348

International Equity Funds - 19.3%
Transamerica Developing Markets Equity (B) (G)	3,457,282	31,392,120
Transamerica Emerging Markets Equity (G)	1,855,678	15,160,891
Transamerica Global Equity (G)	8,763,699	95,086,136
Transamerica Income & Growth (G)	7,799,580	72,770,084
Transamerica International Equity (G)	11,330,369	184,685,018
Transamerica International Equity Opportunities (G)	25,265,053	179,634,527
Transamerica International Small Cap (G)	18,002,119	165,979,539
Transamerica International Small Cap Value (G)	14,693,784	168,684,642
Transamerica TS&W International Equity VP (H)	23,763	284,444

		913,677,401

International Fixed Income Funds - 1.9%
Transamerica Global Bond (G)	4,608,954	44,338,137
Transamerica Unconstrained Bond (G)	4,696,363	44,662,413

		89,000,550

Money Market Fund - 0.0% (A)
Transamerica Money Market (G)	32,216	32,216

U.S. Alternative Fund - 1.2%
Transamerica Clarion Global Real Estate Securities VP (H)	4,200,672	54,440,709

U.S. Equity Funds - 44.9%
Transamerica Capital Growth (G)	10,746,051	173,226,336
Transamerica Concentrated Growth (G)	5,943,926	98,609,735
Transamerica Dividend Focused (G)	21,247,482	229,685,282
Transamerica Jennison Growth VP (H)	15,861,763	161,472,748
Transamerica JPMorgan Mid Cap Value VP (H)	3,779,444	80,199,811
Transamerica Large Cap Value (G)	39,354,432	459,266,224
Transamerica Mid Cap Growth (B) (G)	21,492,498	235,342,856
Transamerica Mid Cap Value Opportunities (G)	24,115,235	271,778,694
Transamerica Small Cap Core (G)	3,646	35,618
Transamerica Small Cap Growth (G)	11,967,198	138,101,463
Transamerica Small Cap Value (G)	8,558,110	81,558,793
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E) (F)	16,244	33,485
Transamerica Systematic Small/Mid Cap Value VP (H)	2,823,141	54,712,477
Transamerica T. Rowe Price Small Cap VP (H)	5,011,249	67,701,981
Transamerica Voya Mid Cap Opportunities VP (H)	6,095,884	73,882,119

		2,125,607,622

U.S. Fixed Income Funds - 28.3%
Transamerica Aegon U.S. Government Securities VP (H)	21,307,191	259,095,448
Transamerica Bond (G)	10,260,945	92,964,162
Transamerica Core Bond (G)	19,431,508	196,646,862
Transamerica Flexible Income (G)	12,499	113,238

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Floating Rate (G)	7,570,227	$ 73,658,304
Transamerica High Yield Bond (G)	32,825,613	281,972,019
Transamerica Intermediate Bond (G)	25,204,742	257,088,374
Transamerica PIMCO Total Return VP (H)	15,493,543	175,077,039

		1,336,615,446

U.S. Mixed Allocation Fund - 2.4%
Transamerica MLP & Energy Income (G)	17,661,079	113,913,960

Total Investment Companies (Cost $4,641,463,993)		4,633,767,252

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.03% (I), dated 03/31/2016, to be repurchased at $18,896,788 on 04/01/2016. Collateralized by a U.S. Government Obligation and a U.S. Government Agency Obligation, 0.63% - 1.13%, due 08/31/2017 - 09/22/2017, and with a total value of $19,279,444.	$ 18,896,772	18,896,772

Total Repurchase Agreement (Cost $18,896,772)		18,896,772

Total Investments (Cost $4,660,360,765) (J)		4,652,664,024
Net Other Assets (Liabilities) - 1.6%		77,645,955

Net Assets - 100.0%		$ 4,730,309,979

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FUTURES CONTRACTS: (K)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(4,720)	06/30/2016	$—	$(914,953)
10-Year U.S. Treasury Note	Long	270	06/21/2016	—	(188,534)
MSCI EAFE Mini Index	Short	(140)	06/17/2016	—	(11,445)
MSCI Emerging Markets Mini Index	Short	(515)	06/17/2016	—	(961,905)
NASDAQ-100 E-Mini Index	Short	(2,175)	06/17/2016	—	(4,570,543)
Russell 2000® Mini Index	Short	(2,112)	06/17/2016	—	(9,270,542)
S&P 500® E-Mini	Long	3,415	06/17/2016	6,269,038	—
U.S. Treasury Bond	Long	560	06/21/2016	—	(1,179,276)

Total				$6,269,038	$(17,097,198)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$4,633,254,419	$—	$—	$4,633,254,419
Repurchase Agreement	—	18,896,772	—	18,896,772

Total	$4,633,254,419	$18,896,772	$—	$4,652,151,191

Investment Companies Measured at Net Asset Value (M)				$512,833

Total Investments				$4,652,664,024

Other Financial Instruments
Futures Contracts (N)	$6,269,038	$—	$—	$6,269,038

Total Other Financial Instruments	$6,269,038	$—	$—	$6,269,038

LIABILITIES
Other Financial Instruments
Futures Contracts (N)	$(17,097,198)	$—	$—	$(17,097,198)

Total Other Financial Instruments	$(17,097,198)	$—	$—	$(17,097,198)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)	Investment in affiliated company of Transamerica Asset Management, Inc.
(D)

Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2016, total aggregate fair value of securities is $512,833, representing less than 0.1% of the Portfolio’s net assets.

(E)	Illiquid security. At March 31, 2016, total aggregate value of illiquid securities is $512,833, representing less than 0.1% of the Portfolio’s net assets.
(F)	Restricted securities held by the Portfolio as of March 31, 2016 are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$724,839	$479,348	0.0	%(A)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	162,437	33,485	0.0	(A)

Total			$887,276	$512,833	0.0	%(A)

(G)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(H)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(I)	Rate disclosed reflects the yield at March 31, 2016.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(J)

Aggregate cost for federal income tax purposes is $4,660,360,765. Aggregate gross unrealized appreciation and depreciation for all securities is $205,729,688 and $213,426,429, respectively. Net unrealized depreciation for tax purposes is $7,696,741.

(K)	Cash in the amount of $40,187,409 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(L)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(M)

Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amounts presented are intended to permit reconciliation to the total investments amount presented in the Schedule of Investments.

(N)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
NASDAQ	National Association of Securities Dealers Automated Quotations

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2016 Form N-Q

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.1%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E) (F)	36,728	$ 249,892

International Equity Funds - 14.1%
Transamerica Developing Markets Equity (B) (G)	4,021,571	36,515,863
Transamerica Emerging Markets Equity (G)	5,429,641	44,360,166
Transamerica Global Equity (G)	5,579,649	60,539,193
Transamerica Income & Growth (G)	7,746,932	72,278,876
Transamerica International Equity (G)	10,713,496	174,629,981
Transamerica International Equity Opportunities (G)	23,925,346	170,109,209
Transamerica International Small Cap (G)	16,063,612	148,106,499
Transamerica International Small Cap Value (G)	12,838,760	147,388,961
Transamerica TS&W International Equity VP (H)	28,424	340,230

		854,268,978

International Fixed Income Funds - 1.9%
Transamerica Unconstrained Bond (G)	8,837,313	84,042,845
Transamerica Voya Limited Maturity Bond VP (H)	2,834,400	28,542,408

		112,585,253

Money Market Fund - 0.4%
Transamerica Money Market (G)	22,558,226	22,558,226

U.S. Alternative Fund - 1.2%
Transamerica Clarion Global Real Estate Securities VP (H)	5,825,359	75,496,654

U.S. Equity Funds - 33.0%
Transamerica Capital Growth (G)	8,991,147	144,937,289
Transamerica Concentrated Growth (G)	11,626,550	192,884,467
Transamerica Dividend Focused (G)	22,884,346	247,379,782
Transamerica Jennison Growth VP (H)	13,710,308	139,570,937
Transamerica JPMorgan Mid Cap Value VP (H)	3,105,397	65,896,531
Transamerica Large Cap Value (G)	34,613,650	403,941,295
Transamerica Mid Cap Growth (B) (G)	16,593,432	181,698,079
Transamerica Mid Cap Value Opportunities (G)	21,671,656	244,239,566
Transamerica Small Cap Core (G)	3,329,813	32,532,275
Transamerica Small Cap Growth (G)	13,268,137	153,114,304
Transamerica Small Cap Value (G)	10,024,088	95,529,561
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E) (F)	5,959	12,285
Transamerica Systematic Small/Mid Cap Value VP (H)	1,583,072	30,679,944
Transamerica T. Rowe Price Small Cap VP (H)	68,910	930,977
Transamerica Voya Mid Cap Opportunities VP (H)	5,072,932	61,483,940

		1,994,831,232

U.S. Fixed Income Funds - 46.9%
Transamerica Aegon U.S. Government Securities VP (H)	41,513,116	504,799,493
Transamerica Bond (G)	13,420,881	121,593,179
Transamerica Core Bond (G)	34,862,279	352,806,263

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Floating Rate (G)	13,033,893	$ 126,819,782
Transamerica High Yield Bond (G)	26,532,608	227,915,099
Transamerica Intermediate Bond (G)	43,665,291	445,385,973
Transamerica PIMCO Total Return VP (H)	48,344,612	546,294,112
Transamerica Short-Term Bond (G)	50,943,298	506,885,815

		2,832,499,716

U.S. Mixed Allocation Fund - 1.6%
Transamerica MLP & Energy Income (G)	14,972,274	96,571,166

Total Investment Companies (Cost $6,062,445,387)		5,989,061,117

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. 0.03% (I), dated 03/31/2016, to be repurchased at $15,000,273 on 04/01/2016. Collateralized by a U.S. Government Agency Obligation, 1.13%, due 09/22/2017, and with a value of $15,305,063.	$ 15,000,260	15,000,260

Total Repurchase Agreement (Cost $15,000,260)		15,000,260

Total Investments (Cost $6,077,445,647) (J)		6,004,061,377
Net Other Assets (Liabilities) - 0.7%		41,850,809

Net Assets - 100.0%		$ 6,045,912,186

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FUTURES CONTRACTS: (K)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(10,650)	06/30/2016	$—	$(1,861,589)
10-Year U.S. Treasury Note	Long	300	06/21/2016	—	(209,483)
MSCI Emerging Markets Mini Index	Short	(1,100)	06/17/2016	—	(2,123,088)
NASDAQ-100 E-Mini Index	Short	(3,180)	06/17/2016	—	(7,103,781)
Russell 2000® Mini Index	Short	(2,112)	06/17/2016	—	(9,383,411)
S&P 500® E-Mini	Long	5,510	06/17/2016	11,363,154	—
U.S. Treasury Bond	Long	765	06/21/2016	—	(1,610,975)

Total				$11,363,154	$(22,292,327)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$5,988,798,940	$—	$—	$5,988,798,940
Repurchase Agreement	—	15,000,260	—	15,000,260

Total	$5,988,798,940	$15,000,260	$—	$6,003,799,200

Investment Companies Measured at Net Asset Value (M)				$262,177

Total Investments				$6,004,061,377

Other Financial Instruments
Futures Contracts (N)	$11,363,154	$—	$—	$11,363,154

Total Other Financial Instruments	$11,363,154	$—	$—	$11,363,154

LIABILITIES
Other Financial Instruments
Futures Contracts (N)	$(22,292,327)	$—	$—	$(22,292,327)

Total Other Financial Instruments	$(22,292,327)	$—	$—	$(22,292,327)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)	Investment in affiliated company of Transamerica Asset Management, Inc.
(D)

Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2016, total aggregate fair value of securities is $262,177, representing less than 0.1% of the Portfolio’s net assets.

(E)	Illiquid security. At March 31, 2016, total aggregate value of illiquid securities is $262,177, representing less than 0.1% of the Portfolio’s net assets.
(F)	Restricted securities held by the Portfolio as of March 31, 2016 are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$377,870	$249,892	0.0	%(A)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	59,594	12,285	0.0	(A)

Total			$437,464	$262,177	0.0	%(A)

(G)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(H)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(I)	Rate disclosed reflects the yield at March 31, 2016.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(J)

Aggregate cost for federal income tax purposes is $6,077,445,647. Aggregate gross unrealized appreciation and depreciation for all securities is $168,930,268 and $242,314,538, respectively. Net unrealized depreciation for tax purposes is $73,384,270.

(K)	Cash in the amount of $55,301,387 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(L)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(M)

Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amounts presented are intended to permit reconciliation to the total investments amount presented in the Schedule of Investments.

(N)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

NASDAQ	National Association of Securities Dealers Automated Quotations

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2016 Form N-Q

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 10.4%
General Dynamics Corp.	90,100	$ 11,836,437
Honeywell International, Inc.	344,300	38,578,815
Raytheon Co.	221,800	27,199,334
United Technologies Corp.	90,200	9,029,020

		86,643,606

Airlines - 2.7%
Southwest Airlines Co.	495,400	22,193,920

Banks - 11.7%
Bank of America Corp.	2,420,100	32,719,752
JPMorgan Chase & Co.	335,300	19,856,466
PNC Financial Services Group, Inc.	83,000	7,019,310
Wells Fargo & Co.	776,700	37,561,212

		97,156,740

Capital Markets - 4.3%
Ameriprise Financial, Inc.	83,300	7,831,033
State Street Corp.	475,400	27,820,408

		35,651,441

Construction Materials - 2.7%
CRH PLC, ADR	793,992	22,374,695

Consumer Finance - 2.2%
American Express Co.	306,100	18,794,540

Containers & Packaging - 0.9%
International Paper Co.	181,800	7,461,072

Diversified Telecommunication Services - 7.7%
AT&T, Inc.	772,900	30,274,493
Verizon Communications, Inc.	626,000	33,854,080

		64,128,573

Electric Utilities - 3.0%
Entergy Corp., Class B	316,200	25,068,336

Food & Staples Retailing - 3.1%
Wal-Mart Stores, Inc.	374,500	25,649,505

Health Care Equipment & Supplies - 4.9%
Medtronic PLC	548,500	41,137,500

Health Care Providers & Services - 2.2%
Cardinal Health, Inc.	221,100	18,119,145

Household Durables - 3.1%
Lennar Corp., Class A (A)	343,200	16,597,152
Whirlpool Corp.	51,700	9,323,578

		25,920,730

Industrial Conglomerates - 0.4%
General Electric Co.	110,300	3,506,437

Insurance - 1.7%
Loews Corp.	373,700	14,297,762

IT Services - 2.1%
International Business Machines Corp.	113,900	17,250,155

Machinery - 2.4%
Stanley Black & Decker, Inc.	192,831	20,287,749

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 0.5%
Rio Tinto PLC, ADR (A)	163,100	$ 4,610,837

Multiline Retail - 3.0%
Target Corp.	300,100	24,692,228

Oil, Gas & Consumable Fuels - 9.2%
BP PLC, ADR	645,548	19,482,639
California Resources Corp.	28,175	29,021
ConocoPhillips	399,831	16,101,194
Occidental Petroleum Corp.	300,959	20,594,624
Phillips 66	234,800	20,331,332

		76,538,810

Pharmaceuticals - 12.1%
Johnson & Johnson	313,000	33,866,600
Merck & Co., Inc.	584,400	30,920,604
Pfizer, Inc.	1,222,300	36,228,972

		101,016,176

Road & Rail - 1.1%
Norfolk Southern Corp.	114,200	9,507,150

Specialty Retail - 1.4%
Gap, Inc., Class A (A)	396,900	11,668,860

Tobacco - 6.5%
Altria Group, Inc.	339,700	21,285,602
Philip Morris International, Inc.	335,300	32,896,283

		54,181,885

Total Common Stocks (Cost $741,608,569)		827,857,852

SECURITIES LENDING COLLATERAL - 3.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (B)	28,577,721	28,577,721

Total Securities Lending Collateral (Cost $28,577,721)		28,577,721

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.03% (B), dated 03/31/2016, to be repurchased at $4,119,085 on 04/01/2016. Collateralized by a U.S. Government Agency Obligation, 0.88%, due 02/22/2017, and with a value of $4,205,488.	$ 4,119,081	4,119,081

Total Repurchase Agreement (Cost $4,119,081)		4,119,081

Total Investments (Cost $774,305,371) (C)		860,554,654
Net Other Assets (Liabilities) - (3.2)%		(26,922,779)

Net Assets - 100.0%		$ 833,631,875

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica Barrow Hanley Dividend Focused VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$827,857,852	$—	$—	$827,857,852
Securities Lending Collateral	28,577,721	—	—	28,577,721
Repurchase Agreement	—	4,119,081	—	4,119,081

Total Investments	$856,435,573	$4,119,081	$—	$860,554,654

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $27,944,851. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at March 31, 2016.
(C)

Aggregate cost for federal income tax purposes is $774,305,371. Aggregate gross unrealized appreciation and depreciation for all securities is $134,455,157 and $48,205,874, respectively. Net unrealized appreciation for tax purposes is $86,249,283.

(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica BlackRock Equity Smart Beta 100 VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.0%
International Equity Funds - 25.0%
iShares MSCI EAFE Minimum Volatility ETF	370	$ 24,583
iShares MSCI Emerging Markets Minimum Volatility ETF	134	6,883

		31,466

U.S. Equity Funds - 75.0%
iShares MSCI USA Minimum Volatility ETF	463	20,340
iShares MSCI USA Momentum Factor ETF	280	20,468
iShares MSCI USA Quality Factor ETF	312	20,473
iShares MSCI USA Size Factor ETF	190	12,534
iShares MSCI USA Value Factor ETF	333	20,430

		94,245

Total Exchange-Traded Funds (Cost $125,417)		125,711

Total Investments (Cost $125,417) (A)		125,711
Net Other Assets (Liabilities) - 0.0% (B)		16

Net Assets - 100.0%		$ 125,727

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$125,711	$—	$—	$125,711

Total Investments	$125,711	$—	$—	$125,711

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Aggregate cost for federal income tax purposes is $125,417. Aggregate gross unrealized appreciation and depreciation for all securities is $587 and $293, respectively. Net unrealized appreciation for tax purposes is $294.

(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica BlackRock Global Allocation Managed Risk –

Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 95.8%
International Alternative Fund - 95.8%
Transamerica Blackrock Global Allocation VP (A)	16,745,741	$ 137,649,990

Total Investment Company (Cost $157,038,713)		137,649,990

	Principal	Value
REPURCHASE AGREEMENT - 3.9%
State Street Bank & Trust Co. 0.03% (B), dated 03/31/2016, to be repurchased at $5,536,563 on 04/01/2016. Collateralized by a U.S. Government Obligation, 3.88%, due 08/15/2040, and with a value of $5,651,898.	$ 5,536,559	5,536,559

Total Repurchase Agreement (Cost $5,536,559)		5,536,559

Total Investments (Cost $162,575,272) (C)		143,186,549
Net Other Assets (Liabilities) - 0.3%		400,455

Net Assets - 100.0%		$ 143,587,004

FUTURES CONTRACTS: (D)
Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
EUR Currency	Short	(31)	06/13/2016	$—	$(143,562)
EURO STOXX 50® Index	Short	(124)	06/17/2016	105,399	—
FTSE 100 Index	Short	(15)	06/17/2016	—	(4,054)
GBP Currency	Short	(13)	06/13/2016	—	(12,442)
JPY Currency	Short	(42)	06/13/2016	1,017	—
MSCI Emerging Markets Mini Index	Short	(37)	06/17/2016	—	(84,000)
Nikkei 225 Index	Short	(29)	06/09/2016	—	(37,447)
S&P 500® E-Mini	Short	(121)	06/17/2016	—	(421,898)
S&P Midcap 400 E-Mini Index	Short	(17)	06/17/2016	—	(102,323)

Total				$106,416	$(805,726)

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica BlackRock Global Allocation Managed Risk –

Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$137,649,990	$—	$—	$137,649,990
Repurchase Agreement	—	5,536,559	—	5,536,559

Total Investments	$137,649,990	$5,536,559	$—	$143,186,549

Other Financial Instruments
Futures Contracts (F)	$106,416	$—	$—	$106,416

Total Other Financial Instruments	$106,416	$—	$—	$106,416

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(805,726)	$—	$—	$(805,726)

Total Other Financial Instruments	$(805,726)	$—	$—	$(805,726)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	Rate disclosed reflects the yield at March 31, 2016.
(C)	Aggregate cost for federal income tax purposes is $162,575,272. Aggregate gross unrealized depreciation for all securities is $19,388,723.
(D)	Cash in the amount of $2,507,138 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
PORTFOLIO ABBREVIATIONS:
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica BlackRock Global Allocation Managed Risk –

Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 94.9%
International Alternative Fund - 94.9%
Transamerica Blackrock Global Allocation VP (A)	19,202,479	$ 157,844,374

Total Investment Company (Cost $180,671,610)		157,844,374

	Principal	Value
REPURCHASE AGREEMENT - 4.2%
State Street Bank & Trust Co. 0.03% (B), dated 03/31/2016, to be repurchased at $6,995,618 on 04/01/2016. Collateralized by a U.S. Government Obligation, 3.88%, due 08/15/2040, and with a value of $7,139,898.	$ 6,995,612	6,995,612

Total Repurchase Agreement (Cost $6,995,612)		6,995,612

Total Investments (Cost $187,667,222) (C)		164,839,986
Net Other Assets (Liabilities) - 0.9%		1,492,281

Net Assets - 100.0%		$ 166,332,267

FUTURES CONTRACTS: (D)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
EUR Currency	Short	(9)	06/13/2016	$—	$(42,251)
EURO STOXX 50® Index	Short	(79)	06/17/2016	52,294	—
FTSE 100 Index	Short	(10)	06/17/2016	—	(2,657)
GBP Currency	Short	(8)	06/13/2016	—	(7,657)
JPY Currency	Short	(21)	06/13/2016	508	—
MSCI Emerging Markets Mini Index	Short	(24)	06/17/2016	—	(52,354)
Nikkei 225 Index	Short	(23)	06/09/2016	—	(32,511)
S&P 500® E-Mini	Short	(76)	06/17/2016	—	(249,377)
S&P Midcap 400 E-Mini Index	Short	(11)	06/17/2016	—	(66,723)

Total				$52,802	$(453,530)

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica BlackRock Global Allocation Managed Risk –

Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$157,844,374	$—	$—	$157,844,374
Repurchase Agreement	—	6,995,612	—	6,995,612

Total Investments	$157,844,374	$6,995,612	$—	$164,839,986

Other Financial Instruments
Futures Contracts (F)	$52,802	$—	$—	$52,802

Total Other Financial Instruments	$52,802	$—	$—	$52,802

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(453,530)	$—	$—	$(453,530)

Total Other Financial Instruments	$(453,530)	$—	$—	$(453,530)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	Rate disclosed reflects the yield at March 31, 2016.
(C)	Aggregate cost for federal income tax purposes is $187,667,222. Aggregate gross unrealized depreciation for all securities is $22,827,236.
(D)	Cash in the amount of $1,812,950 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended  March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

PORTFOLIO ABBREVIATIONS:

FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 51.4%
Australia - 0.2%
Healthscope, Ltd.	798,219	$ 1,627,587
Westpac Banking Corp.	54,293	1,263,116

		2,890,703

Belgium - 0.1%
Anheuser-Busch InBev SA	11,188	1,390,843
Umicore SA	13,804	687,206

		2,078,049

Bermuda - 0.0% (A)
Axis Capital Holdings, Ltd.	6,467	358,660

Brazil - 0.0% (A)
SLC Agricola SA (B)	59,457	261,266

Canada - 1.1%
Athabasca Oil Corp., Class A (C)	217,012	172,106
Barrick Gold Corp.	43,096	585,244
Brookfield Asset Management, Inc., Class A	65,410	2,275,614
Brookfield Asset Management, Inc., Class A	4,430	154,074
Cameco Corp., Class A (D)	127,981	1,643,276
Canadian National Railway Co.	15,340	958,136
Cenovus Energy, Inc.	137,349	1,787,255
Eldorado Gold Corp., Class A	186,439	585,695
EnCana Corp.	920,925	5,608,433
Goldcorp, Inc.	101,165	1,641,908
Platinum Group Metals, Ltd. (C) (D)	133,545	507,471
Platinum Group Metals, Ltd. (C)	67,342	255,109
Toronto-Dominion Bank (D)	55,880	2,412,037

		18,586,358

Chile - 0.1%
Antofagasta PLC, Class A (D)	187,902	1,266,789

China - 0.2%
Alibaba Group Holding, Ltd., ADR (C)	36,481	2,883,093
Dongfeng Motor Group Co., Ltd., Class H	230,000	286,709
Haitian International Holdings, Ltd., Series B	331,000	567,500
Zhongsheng Group Holdings, Ltd.	430,000	208,422

		3,945,724

Cocos (Keeling) Islands - 0.0% (A)
Ocean RIG UDW, Inc. (D)	37,348	30,637

Denmark - 0.0% (A)
Novo Nordisk A/S, Class B	12,811	694,887

France - 2.4%
Accor SA	26,998	1,144,051
Aeroports de Paris, Class A	3,671	453,856
Airbus Group SE	54,194	3,598,289
Arkema SA	3,251	244,081
Atos SE	4,180	340,465
AXA SA	121,659	2,864,236
BNP Paribas SA	31,163	1,568,412
Cie de Saint-Gobain	26,520	1,168,759
Cie Generale des Etablissements Michelin, Class B	1,593	163,014
Danone SA	23,589	1,677,888

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Dassault Aviation SA	1,584	$ 1,900,756
Elis SA	162	3,145
Engie SA	62,818	974,995
Legrand SA	20,713	1,160,671
Orange SA	43,928	769,529
Publicis Groupe SA	32,338	2,270,768
Renault SA	10,522	1,045,481
Safran SA	75,062	5,251,193
Sanofi	49,539	3,994,408
Sodexo SA	9,919	1,069,314
Sopra Steria Group	173	20,444
TOTAL SA, ADR	4,795	217,789
TOTAL SA	39,276	1,790,368
Ubisoft Entertainment (C)	31,555	991,017
Unibail-Rodamco SE, REIT (D)	7,884	2,169,237
Veolia Environnement SA	21,041	506,864
Vinci SA	15,427	1,149,285
Worldline SA (C) (E)	12,833	330,458

		38,838,773

Germany - 0.9%
Allianz SE, Class A	10,088	1,640,942
BASF SE, Class R	16,504	1,245,107
Bayer AG	11,610	1,364,698
Bayerische Motoren Werke AG	11,579	1,063,282
Beiersdorf AG	9,051	817,133
Deutsche Post AG	26,243	729,228
Deutsche Telekom AG	119,676	2,148,229
E.ON SE	32,363	310,737
Evonik Industries AG	23,400	702,017
HUGO BOSS AG, Class A	12,812	840,321
RWE AG	11,650	150,793
Siemens AG, Class A	10,720	1,136,270
Volkswagen AG	576	83,600
Vonovia SE	59,969	2,158,049

		14,390,406

Hong Kong - 0.7%
AIA Group, Ltd.	314,800	1,783,529
Beijing Enterprises Holdings, Ltd.	315,000	1,723,752
Brilliance China Automotive Holdings, Ltd.	422,000	436,832
China Resources Land, Ltd.	566,000	1,449,047
Haier Electronics Group Co., Ltd.	444,000	770,397
Sino Biopharmaceutical, Ltd.	991,000	740,949
Sun Hung Kai Properties, Ltd.	242,000	2,955,842
Wharf Holdings, Ltd.	381,000	2,082,464

		11,942,812

Indonesia - 0.0% (A)
Siloam International Hospitals Tbk PT	1,296,934	713,998

Ireland - 0.4%
Accenture PLC, Class A	4,144	478,218
CRH PLC	31,404	886,744
Medtronic PLC	11,005	825,375
Shire PLC	33,994	1,932,936
XL Group PLC, Class A	54,565	2,007,992

		6,131,265

Israel - 0.3%
Check Point Software Technologies, Ltd., Class A (C)	3,606	315,417
Mobileye NV (C) (D)	23,278	868,036
Teva Pharmaceutical Industries, Ltd., ADR	70,592	3,777,378

		4,960,831

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Italy - 0.7%
Ei Towers SpA	49,079	$ 2,735,385
Enel SpA	293,865	1,303,448
Intesa Sanpaolo SpA	893,055	2,473,448
Prysmian SpA	36,452	825,841
RAI Way SpA (D) (E)	250,752	1,346,761
Recordati SpA	9,432	236,119
Snam SpA	56,396	353,272
Telecom Italia SpA (C) (D)	2,224,161	2,399,267
Telecom Italia SpA	117,409	102,872

		11,776,413

Japan - 7.4%
Aisin Seiki Co., Ltd. (D)	44,800	1,687,787
Ajinomoto Co., Inc.	50,000	1,128,215
Alpine Electronics, Inc.	8,200	91,876
Asahi Group Holdings, Ltd.	35,300	1,099,979
Asahi Kasei Corp.	226,000	1,527,952
ASKUL Corp. (D)	300	12,208
Astellas Pharma, Inc.	90,900	1,208,689
Autobacs Seven Co., Ltd. (D)	3,900	65,840
Bandai Namco Holdings, Inc.	11,700	255,114
Bank of Yokohama, Ltd. (C) (D) (F)	46,000	211,311
Benesse Holdings, Inc. (D)	1,800	51,819
Bridgestone Corp.	76,100	2,843,312
Canon Marketing Japan, Inc. (D)	5,800	101,318
Chiba Bank, Ltd.	39,000	194,402
Chiyoda Corp. (D)	10,000	73,304
Chubu Electric Power Co., Inc.	73,900	1,031,888
COMSYS Holdings Corp. (D)	3,600	55,594
Daikin Industries, Ltd. (D)	24,600	1,838,689
Daikyo, Inc.	78,000	124,057
Daiwa Securities Group, Inc.	76,000	467,500
DeNA Co., Ltd. (D)	16,400	282,550
Denso Corp.	74,800	3,006,755
East Japan Railway Co.	50,500	4,358,314
Eisai Co., Ltd.	10,300	619,583
Electric Power Development Co., Ltd.	16,100	502,834
Exedy Corp.	3,900	86,216
FamilyMart Co., Ltd.	25,700	1,335,866
FANUC Corp.	5,400	838,944
Fuji Heavy Industries, Ltd.	165,900	5,859,456
Fukuoka Financial Group, Inc., Class A	99,000	322,831
Futaba Industrial Co., Ltd. (D)	52,900	211,045
GS Yuasa Corp.	176,000	752,197
GungHo Online Entertainment, Inc. (D)	33,400	94,076
Hitachi Chemical Co., Ltd. (D)	71,300	1,282,887
Hitachi Kokusai Electric, Inc. (D)	6,000	72,131
Honda Motor Co., Ltd.	77,500	2,125,061
Hoya Corp.	34,300	1,304,707
Inpex Corp.	266,400	2,020,280
Isuzu Motors, Ltd.	113,500	1,171,860
Japan Airlines Co., Ltd.	118,200	4,329,116
Japan Post Bank Co., Ltd.	99,600	1,225,696
Japan Tobacco, Inc.	24,600	1,025,137
JGC Corp. (D)	38,000	568,928
JSR Corp.	74,400	1,069,610
Kamigumi Co., Ltd.	12,000	112,915
Kansai Electric Power Co., Inc. (C)	15,300	135,497
KDDI Corp.	72,900	1,947,109
Keyence Corp.	1,000	545,471
Kinden Corp.	12,900	158,177
Koito Manufacturing Co., Ltd.	23,500	1,064,907
Komatsu, Ltd.	67,200	1,144,033
Kubota Corp.	90,700	1,238,265
Kuraray Co., Ltd.	63,000	770,252

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Kyocera Corp. (D)	32,100	$ 1,413,832
Kyushu Electric Power Co., Inc. (C) (D)	68,700	653,763
Mabuchi Motor Co., Ltd.	6,100	284,011
Maeda Road Construction Co., Ltd.	6,000	98,947
Medipal Holdings Corp.	2,700	42,751
Mitsubishi Corp. (D)	65,500	1,109,272
Mitsubishi Electric Corp.	294,000	3,081,194
Mitsubishi Estate Co., Ltd.	182,000	3,380,612
Mitsubishi Heavy Industries, Ltd.	58,000	215,468
Mitsubishi UFJ Financial Group, Inc.	411,200	1,905,378
Mitsui & Co., Ltd. (D)	120,400	1,385,384
MS&AD Insurance Group Holdings, Inc. (D)	36,300	1,011,478
Murata Manufacturing Co., Ltd.	4,600	554,640
Nabtesco Corp.	15,400	345,643
NEC Corp. (D)	445,000	1,118,975
Nexon Co., Ltd.	17,600	300,097
Nikon Corp. (D)	84,800	1,297,486
Nintendo Co., Ltd.	14,600	2,075,614
Nippo Corp.	3,000	50,460
Nippon Express Co., Ltd.	68,000	309,352
Nippon Steel & Sumitomo Metal Corp.	26,400	507,146
Nippon Telegraph & Telephone Corp.	39,300	1,692,891
Nitto Denko Corp. (D)	43,700	2,429,525
Nomura Holdings, Inc.	207,900	928,988
NS Solutions Corp.	1,300	25,516
Okumura Corp.	174,000	919,899
Omron Corp.	21,200	631,036
Otsuka Holdings Co., Ltd.	36,800	1,336,696
Rinnai Corp. (D)	14,900	1,315,971
ROHM Co., Ltd.	46,500	1,958,417
Sanrio Co., Ltd.	40,900	799,866
Sawai Pharmaceutical Co., Ltd. (D)	4,300	269,359
SCSK Corp.	1,500	58,643
Secom Co., Ltd.	3,400	252,738
Sega Sammy Holdings, Inc.	83,500	910,343
Seino Holdings Co., Ltd.	18,000	194,002
Seven & i Holdings Co., Ltd.	18,500	787,703
Shimamura Co., Ltd.	1,700	212,226
Shin-Etsu Chemical Co., Ltd.	73,500	3,803,492
Ship Healthcare Holdings, Inc.	16,200	408,077
Shizuoka Bank, Ltd.	27,000	194,802
SHO-BOND Holdings Co., Ltd.	600	22,818
SMC Corp.	2,400	557,430
Sohgo Security Services Co., Ltd.	8,200	444,444
Sompo Japan Nipponkoa Holdings, Inc.	32,500	920,610
Sony Financial Holdings, Inc. (D)	86,900	1,110,331
Stanley Electric Co., Ltd.	6,500	146,986
Sumco Corp.	112,500	707,717
Sumitomo Corp. (D)	88,200	876,553
Sumitomo Electric Industries, Ltd.	86,600	1,053,404
Sumitomo Mitsui Financial Group, Inc. (D)	40,400	1,224,797
Suntory Beverage & Food, Ltd.	16,500	743,303
Suzuki Motor Corp.	87,400	2,338,277
Toda Corp. (D)	183,000	884,553
Tokio Marine Holdings, Inc.	34,200	1,154,738
Tokyo Gas Co., Ltd.	685,000	3,193,563
Toyota Industries Corp.	95,700	4,302,652
Toyota Motor Corp.	43,800	2,316,385
Toyota Tsusho Corp.	22,700	512,916
Trend Micro, Inc.	11,600	424,648
TV Asahi Holdings Corp.	5,700	102,255
Ube Industries, Ltd.	530,000	937,136
Yahoo Japan Corp. (D)	159,100	677,142
Yamada Denki Co., Ltd. (D)	211,400	999,287

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Yamaha Corp.	16,100	$ 484,953
Yamato Kogyo Co., Ltd.	800	17,366

		122,079,517

Jersey, Channel Islands - 0.0% (A)
Integrated Diagnostics Holdings PLC (C) (E)	56,153	275,150

Kazakhstan - 0.0% (A)
KazMunaiGas Exploration Production JSC, GDR (G)	6,904	51,435

Korea, Republic of - 0.4%
Hyundai Motor Co.	17,939	2,392,180
Hyundai Wia Corp.	4,368	401,049
Samsung Electronics Co., Ltd.	2,749	3,153,802
Samsung SDI Co., Ltd.	3,304	286,023
SK Hynixm, Inc.	44,882	1,104,782

		7,337,836

Luxembourg - 0.0% (A)
RTL Group SA (C)	1,731	146,625

Malaysia - 0.1%
Axiata Group Bhd	554,100	836,511

Mexico - 0.3%
America Movil SAB de CV, Class L, ADR	63,140	980,564
America Movil SAB de CV, Series L (D)	762,600	593,231
Fibra Uno Administracion SA de CV, REIT	930,894	2,165,440
Telesites SAB de CV (C) (D)	1,262,484	712,457

		4,451,692

Netherlands - 1.0%
Akzo Nobel NV	50,997	3,475,966
Constellium NV, Class A (C) (D)	95,107	493,605
ING Groep NV, CVA	105,518	1,276,333
Koninklijke KPN NV	548,792	2,299,924
Koninklijke Philips NV	101,387	2,888,244
Randstad Holding NV	20,473	1,134,759
SBM Offshore NV (C) (D)	364,451	4,636,443

		16,205,274

Norway - 0.1%
Statoil ASA	88,932	1,400,394

Peru - 0.1%
Southern Copper Corp. (D)	48,326	1,339,113

Portugal - 0.1%
NOS SGPS SA	136,408	909,581

Singapore - 0.6%
Broadcom, Ltd.	25	3,862
CapitaLand, Ltd.	1,363,100	3,104,735
Global Logistic Properties, Ltd., Class L	2,759,500	3,941,119
Keppel Corp., Ltd. (D)	374,100	1,618,135
Singapore Telecommunications, Ltd.	719,500	2,039,166

		10,707,017

South Africa - 0.1%
Mediclinic International PLC	76,202	980,628

Spain - 0.3%
Cellnex Telecom SAU (E)	177,370	2,835,702
Cia de Distribucion Integral Logista Holdings SA	956	21,604
Gas Natural SDG SA	31,329	633,488

	Shares	Value
COMMON STOCKS (continued)
Spain (continued)
Iberdrola SA	117,407	$ 783,014
Merlin Properties Socimi SA, REIT	13,681	159,101

		4,432,909

Sweden - 0.1%
Svenska Handelsbanken AB, A Shares	95,880	1,220,017

Switzerland - 1.5%
Chubb, Ltd.	29,710	3,539,946
Glencore PLC (C)	593,647	1,341,179
Nestle SA	127,091	9,496,634
Novartis AG	35,470	2,571,118
Roche Holding AG	10,716	2,637,905
Syngenta AG	3,635	1,512,142
UBS Group AG	167,886	2,704,544
Zurich Insurance Group AG (C)	2,690	624,697

		24,428,165

Taiwan - 0.2%
Cheng Shin Rubber Industry Co., Ltd.	282,000	566,909
Delta Electronics, Inc.	40,000	176,485
Taiwan Semiconductor Manufacturing Co., Ltd.	326,000	1,640,940
Yulon Motor Co., Ltd.	348,000	337,901

		2,722,235

United Arab Emirates - 0.1%
NMC Health PLC, Class A (D)	129,169	1,960,934

United Kingdom - 3.5%
Aggreko PLC	71,008	1,098,380
AstraZeneca PLC	84,449	4,733,335
Aviva PLC	51,051	334,421
Berkeley Group Holdings PLC	12,695	586,744
BT Group PLC, Class A	242,327	1,533,125
Burberry Group PLC	13,385	262,410
CNH Industrial NV (D)	17,935	121,241
Coats Group PLC, Class A (C)	211,756	84,892
Delphi Automotive PLC, Class A	43,783	3,284,601
Diageo PLC, ADR	17,809	1,921,057
GlaxoSmithKline PLC	146,028	2,961,424
HSBC Holdings PLC	1,035,670	6,454,177
Legal & General Group PLC	154,651	522,420
Liberty Global PLC, Class A (C)	31,063	1,195,925
Lloyds Banking Group PLC	876,357	856,145
Michael Kors Holdings, Ltd. (C)	22,010	1,253,690
National Grid PLC, Class B	121,660	1,724,975
Ophir Energy PLC (C)	492,594	544,766
Pearson PLC	92,791	1,166,121
Prudential PLC	92,038	1,719,785
Rio Tinto PLC	60,176	1,690,094
SABMiller PLC	160,854	9,832,485
Smiths Group PLC	70,356	1,087,285
Spire Healthcare Group PLC (E)	497,256	2,563,919
Unilever NV, CVA	82,733	3,707,777
Vodafone Group PLC, ADR	93,191	2,986,772
Vodafone Group PLC	955,901	3,036,881

		57,264,847

United States - 28.4%
3M Co.	2,139	356,422
AbbVie, Inc., Class G	29,562	1,688,581
Activision Blizzard, Inc.	49,001	1,658,194
Adobe Systems, Inc. (C)	3,138	294,344
Aetna, Inc.	45,674	5,131,474
Agilent Technologies, Inc.	34,119	1,359,642

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Air Products & Chemicals, Inc.	6,821	$ 982,565
Alexion Pharmaceuticals, Inc. (C)	11,709	1,630,127
Allergan PLC (C)	8,565	2,295,677
Alliance Data Systems Corp. (C)	1,059	232,980
Allstate Corp.	53,507	3,604,767
Alphabet, Inc., Class A (C)	5,496	4,192,898
Alphabet, Inc., Class C	17,353	12,927,117
Altria Group, Inc.	53,249	3,336,582
Amazon.com, Inc. (C)	100	59,364
Amdocs, Ltd.	6,400	386,688
American Airlines Group, Inc.	40,904	1,677,473
American Electric Power Co., Inc.	15,944	1,058,682
American International Group, Inc. (H)	68,693	3,712,857
American Water Works Co., Inc.	32,282	2,225,198
Ameriprise Financial, Inc.	1,340	125,973
AmerisourceBergen Corp., Class A	3,867	334,689
Amgen, Inc.	35,085	5,260,294
Anacor Pharmaceuticals, Inc. (C) (D)	6,846	365,919
Anadarko Petroleum Corp., Class A	160,301	7,465,218
Anthem, Inc.	22,307	3,100,450
Apple, Inc.	181,185	19,747,353
Archer-Daniels-Midland Co.	2,397	87,035
AT&T, Inc.	62,888	2,463,323
Axalta Coating Systems, Ltd. (C)	91,634	2,675,713
Bank of America Corp.	536,912	7,259,050
Bank of New York Mellon Corp.	9,527	350,879
Baxalta, Inc.	8,304	335,482
Baxter International, Inc.	78,517	3,225,478
Bed Bath & Beyond, Inc. (C) (D)	19,760	980,886
Berkshire Hathaway, Inc., Class A (C) (D)	20	4,269,000
Berkshire Hathaway, Inc., Class B (C)	38,827	5,508,775
Biogen, Inc. (C)	6,195	1,612,682
Boeing Co.	1,748	221,891
Bristol-Myers Squibb Co.	40,358	2,578,069
Bunge, Ltd.	8,856	501,870
Calpine Corp. (C)	55,313	839,098
Cameron International Corp. (C)	2,555	171,313
Capital One Financial Corp.	4,607	319,311
Cardinal Health, Inc.	4,652	381,231
Catalent, Inc. (C)	72,291	1,928,001
Caterpillar, Inc. (D)	10,690	818,213
Celgene Corp. (C)	17,145	1,716,043
Charles Schwab Corp.	57,252	1,604,201
Chevron Corp.	2,551	243,365
Chipotle Mexican Grill, Inc., Class A (C) (D)	1,739	819,017
Cintas Corp.	4,288	385,105
Cisco Systems, Inc.	181,958	5,180,344
Citigroup, Inc.	122,129	5,098,886
Citizens Financial Group, Inc.	3,224	67,543
CME Group, Inc., Class A	15,652	1,503,375
Coca-Cola Co.	48,040	2,228,576
Coca-Cola Enterprises, Inc.	3,107	157,649
Colfax Corp. (C) (D)	39,830	1,138,740
Colgate-Palmolive Co.	33,223	2,347,205
Comcast Corp., Class A	103,372	6,313,962
Computer Sciences Corp.	5,636	193,822
CONSOL Energy, Inc. (D)	324,712	3,665,998
Constellation Brands, Inc., Class A	3,867	584,265
Crown Castle International Corp., REIT	13,509	1,168,528
CSX Corp.	43,622	1,123,266
CVS Health Corp.	39,394	4,086,340
DaVita HealthCare Partners, Inc. (C)	18,533	1,359,952
Delta Air Lines, Inc.	27,326	1,330,230
Delta Topco, Ltd. (C) (F) (I) (J) (K)	1,531,260	670,692
Discover Financial Services	12,632	643,221
DISH Network Corp., Class A (C)	30,533	1,412,457
Dominion Resources, Inc.	17,417	1,308,365

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Dover Corp.	1,443	$ 92,828
Dow Chemical Co.	9,530	484,696
Dr. Pepper Snapple Group, Inc.	2,092	187,067
Dropbox, Inc. (C) (F) (I) (J) (K)	171,990	1,733,659
DTE Energy Co.	6,003	544,232
E.I. du Pont de Nemours & Co.	22,733	1,439,454
Eaton Corp. PLC	40,337	2,523,483
eBay, Inc. (C)	39,321	938,199
Edgewell Personal Care Co.	50,450	4,062,738
Edison International	4,839	347,876
Electronic Arts, Inc. (C)	4,469	295,446
Eli Lilly & Co.	44,708	3,219,423
Envision Healthcare Holdings, Inc. (C) (D)	82,624	1,685,530
EQT Corp.	42,680	2,870,657
Equity Residential, REIT	12,694	952,431
Exelon Corp.	4,880	174,997
Expedia, Inc. (D)	2,367	255,210
Exxon Mobil Corp.	29,133	2,435,227
Facebook, Inc., Class A (C)	65,460	7,468,986
FedEx Corp.	24,482	3,983,711
Fifth Third Bancorp	7,745	129,264
Fitbit, Inc., Class A (C) (D)	74,844	1,133,887
FMC Corp., Class A (D)	30,440	1,228,863
Ford Motor Co.	224,415	3,029,602
General Dynamics Corp.	3,040	399,365
General Electric Co.	323,614	10,287,689
General Growth Properties, Inc., REIT	16,865	501,396
Gilead Sciences, Inc.	15,163	1,392,873
Global Payments, Inc. (D)	2,874	187,672
GoDaddy, Inc., Class A (C) (D)	19,239	621,997
Goldman Sachs Group, Inc.	17,954	2,818,419
Goodyear Tire & Rubber Co.	5,586	184,226
Hain Celestial Group, Inc. (C) (D)	27,621	1,129,975
Hartford Financial Services Group, Inc.	14,015	645,811
HCA Holdings, Inc. (C)	2,527	197,232
Helmerich & Payne, Inc. (D)	3,279	192,543
Hershey Co.	5,403	497,562
Home Depot, Inc.	3,246	433,114
HP, Inc.	118,880	1,464,602
HTG Molecular Diagnostics, Inc. (C) (D)	8,915	25,586
Ingersoll-Rand PLC	41,096	2,548,363
Intel Corp.	72,130	2,333,405
International Business Machines Corp.	22,681	3,435,037
International Paper Co.	6,186	253,873
Intuit, Inc.	3,687	383,485
Invitae Corp. (C) (D)	64,887	663,794
Johnson & Johnson	68,265	7,386,273
JPMorgan Chase & Co.	146,489	8,675,079
Kansas City Southern	20,035	1,711,991
Kimberly-Clark Corp.	6,760	909,288
KLA-Tencor Corp.	3,211	233,793
Kraft Heinz Co.	12,005	943,113
Kroger Co.	43,628	1,668,771
Las Vegas Sands Corp. (D)	15,994	826,570
Lear Corp.	4,313	479,476
Liberty Broadband Corp., Class A (C)	12,202	709,668
Liberty Broadband Corp., Class C (C)	28,099	1,628,337
Liberty Media Corp., Class A (C)	43,555	1,682,530
Liberty Media Corp., Class C (C)	81,668	3,110,734
Lincoln National Corp.	4,395	172,284
Lowe’s Cos., Inc.	4,313	326,710
LyondellBasell Industries NV, Class A	1,549	132,563
Marathon Oil Corp.	334,855	3,730,285
Marathon Petroleum Corp.	305,119	11,344,324
Marsh & McLennan Cos., Inc.	35,156	2,137,133
MasterCard, Inc., Class A	31,933	3,017,668
McDonald’s Corp.	2,805	352,532

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
McKesson Corp.	38,329	$ 6,027,235
Merck & Co., Inc.	54,592	2,888,463
MetLife, Inc.	16,726	734,940
Micron Technology, Inc. (C)	157,148	1,645,340
Microsoft Corp.	99,080	5,472,188
Mondelez International, Inc., Class A	73,206	2,937,025
Monsanto Co.	6,515	571,626
Morgan Stanley	4,019	100,515
Mylan NV (C)	78,971	3,660,306
NextEra Energy, Inc.	29,818	3,528,662
NIKE, Inc., Class B	3,042	186,992
Northrop Grumman Corp.	2,670	528,393
NRG Energy, Inc.	29,664	385,929
NRG Yield, Inc., Class A	3,855	52,312
NRG Yield, Inc., Class C	3,837	54,639
Nucor Corp. (D)	9,834	465,148
Oracle Corp.	139,463	5,705,431
PACCAR, Inc. (D)	24,563	1,343,350
PayPal Holdings, Inc. (C)	6,855	264,603
PepsiCo, Inc.	48,681	4,988,829
Pfizer, Inc. (D)	290,316	8,604,966
Phillips 66	19,637	1,700,368
Pioneer Natural Resources Co. (D)	9,893	1,392,341
PPG Industries, Inc.	4,468	498,137
Procter & Gamble Co.	90,436	7,443,787
Prologis, Inc., Class A, REIT	28,756	1,270,440
Prudential Financial, Inc.	3,166	228,649
PulteGroup, Inc.	18,817	352,066
Pure Storage, Inc., Class A (C) (D)	78,107	1,069,285
Qorvo, Inc. (C) (D)	11,842	596,955
QUALCOMM, Inc.	101,291	5,180,022
Raytheon Co.	3,170	388,737
Regeneron Pharmaceuticals, Inc., Class A (C)	1,132	408,018
Reinsurance Group of America, Inc., Class A	3,613	347,751
Rockwell Automation, Inc., Class B	3,086	351,033
Schlumberger, Ltd.	51,544	3,801,370
Scripps Networks Interactive, Inc., Class A (D)	1,391	91,111
Sealed Air Corp., Class A	3,062	147,007
Sempra Energy	17,961	1,868,842
Simon Property Group, Inc., REIT	19,446	4,038,740
Skyworks Solutions, Inc.	6,383	497,236
Southwest Airlines Co.	21,497	963,066
Square, Inc. (C) (D)	49,247	752,494
St. Joe Co. (C) (D)	193,741	3,322,658
Starbucks Corp.	1,830	109,251
Steel Dynamics, Inc.	41,171	926,759
Stryker Corp. (D)	2,922	313,501
SunTrust Banks, Inc.	31,574	1,139,190
Surgery Partners, Inc. (C) (D)	30,020	398,065
Synchrony Financial (C)	70,442	2,018,868
Tahoe Resources, Inc.	156,014	1,564,044
Target Corp.	22,392	1,842,414
Tenet Healthcare Corp. (C) (D)	73,321	2,121,177
TESARO, Inc. (C) (D)	10,936	481,512
Textron, Inc.	106,893	3,897,319
Thermo Fisher Scientific, Inc.	13,001	1,840,812
Tiffany & Co. (D)	17,482	1,282,829
Time Warner Cable, Inc.	11,164	2,284,378
Time Warner, Inc.	15,196	1,102,470
Travelers Cos., Inc.	10,353	1,208,299
Tyco International PLC	26,679	979,386
Union Pacific Corp.	19,681	1,565,624
United Continental Holdings, Inc. (C)	60,913	3,646,252
United Parcel Service, Inc., Class B	13,396	1,412,876

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
United Rentals, Inc. (C)	43,654	$ 2,714,842
United Technologies Corp.	24,160	2,418,416
UnitedHealth Group, Inc.	3,837	494,589
Univar, Inc. (C) (D)	56,997	979,208
Unum Group	47,398	1,465,546
Urban Outfitters, Inc. (C) (D)	30,890	1,022,150
US Bancorp	83,276	3,380,173
Valero Energy Corp.	7,420	475,919
Veeva Systems, Inc., Class A (C)	77,284	1,935,191
VeriSign, Inc. (C)	4,474	396,128
Verizon Communications, Inc.	82,097	4,439,806
Verizon Communications, Inc. (F)	17,764	960,144
Visa, Inc., Class A (D)	62,815	4,804,091
VMware, Inc., Class A (C) (D)	21,374	1,118,074
Wal-Mart Stores, Inc.	65,362	4,476,643
Walgreens Boots Alliance, Inc.	30,624	2,579,766
Wells Fargo & Co.	180,920	8,749,291
Western Digital Corp. (D)	28,898	1,365,142
WestRock Co.	71,869	2,805,047
Whirlpool Corp.	14,996	2,704,379
WhiteWave Foods Co., Class A (C) (D)	19,238	781,832
Whiting Petroleum Corp. (C) (D)	208,845	1,666,583
Whole Foods Market, Inc. (D)	26,379	820,651
Williams Cos., Inc.	222,995	3,583,530
Williams-Sonoma, Inc., Class A (D)	14,895	815,352
Wyndham Worldwide Corp. (D)	4,054	309,847
Yahoo!, Inc. (C)	24,934	917,821

		466,256,774

Total Common Stocks (Cost $871,003,528)		843,874,225

CONVERTIBLE PREFERRED STOCKS - 1.0%
Ireland - 0.3%
Allergan PLC
Series A, 5.50%	4,320	3,970,685

Israel - 0.2%
Teva Pharmaceutical Industries, Ltd.
7.00%	4,419	3,906,131

United States - 0.5%
American Tower Corp.
Series A, 5.25%	6,205	652,766
Anthem, Inc.
5.25%	48,526	2,265,679
Crown Castle International Corp.
Series A, 4.50%	16,190	1,735,568
Dominion Resources, Inc.
6.38%	13,500	679,050
Forestar Group, Inc.
6.00%	26,350	431,218
Wells Fargo & Co.
Series L, Class A, 7.50%	552	665,165
Welltower, Inc.
Series I, 6.50%	27,594	1,713,587

		8,143,033

Total Convertible Preferred Stocks (Cost $16,889,583)		16,019,849

PREFERRED STOCKS - 1.3%
Brazil - 0.0% (A)
Cia Brasileira de Distribuicao
2.56% (B) (L)	27,599	382,632

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Germany - 0.1%
Volkswagen AG
4.77% (L)	18,870	$ 2,401,662

Korea, Republic of - 0.1%
Samsung Electronics Co., Ltd.
2.03% (L)	1,827	1,768,529

United Kingdom - 0.1%
HSBC Holdings PLC
Series 2, 8.00%	29,766	779,869
Royal Bank of Scotland Group PLC
Series T, 7.25%	31,038	789,917

		1,569,786

United States - 1.0%
Citigroup Capital XIII
6.99% (M)	52,188	1,372,022
GMAC Capital Trust I
Series 2, 6.40% (M)	74,188	1,818,348
Palantir Technologies, Inc.
0.00% (F) (I) (J) (K)	212,750	2,267,915
RBS Capital Funding Trust V
Series E, 5.90%	46,722	1,127,402
RBS Capital Funding Trust VII
Series G, 6.08%	57,132	1,378,024
Uber Technologies, Inc.
0.00% (F) (I) (J) (K)	129,064	6,294,735
US Bancorp
Series F, 6.50% (D) (M)	30,500	897,310
Series G, 6.00% (M)	16,287	428,511

		15,584,267

Total Preferred Stocks (Cost $18,351,504)		21,706,876

EXCHANGE-TRADED FUNDS - 2.2%
United States - 2.2%
ETFS Physical Palladium Shares (C)	10,714	581,663
ETFS Physical Platinum Shares (C)	9,045	850,592
ETFS Physical Swiss Gold Shares (C) (H)	26,125	3,135,261
iShares Gold Trust (C) (H)	378,757	4,499,633
SPDR Gold Shares (C)	234,585	27,587,196

Total Exchange-Traded Funds (Cost $37,686,066)		36,654,345

MASTER LIMITED PARTNERSHIP - 0.1%
United States - 0.1%
NextEra Energy Partners, LP	42,301	1,150,164

Total Master Limited Partnership (Cost $1,226,035)		1,150,164

WARRANTS - 0.0% (A)
Australia - 0.0% (A)
TFS Corp., Ltd. (C) (F)
Exercise Price AUD 1.28
Expiration Date 07/15/2018	59,458	31,820
TFS Corp., Ltd., Class A (F)
Exercise Price AUD 1.28
Expiration Date 07/15/2018	368,642	197,288

Total Warrants (Cost $391,617)		229,108

	Principal	Value
CONVERTIBLE BONDS - 1.3%
Cayman Islands - 0.1%
SINA Corp.
1.00%, 12/01/2018	$ 893,000	$ 874,024

India - 0.1%
REI Agro, Ltd.
5.50%, 11/13/2014 (E) (I) (N)	697,000	11,737
5.50%, 11/13/2014 (G) (I) (K) (N)	259,000	4,362
Suzlon Energy, Ltd.
5.75% (O), 07/16/2019 (E)	2,108,000	2,094,825

		2,110,924

Jersey, Channel Islands - 0.1%
Dana Gas Sukuk, Ltd.
7.00%, 10/31/2017 (E)	2,109,340	1,792,939

Luxembourg - 0.1%
Telecom Italia Finance SA
6.13%, 11/15/2016 (E) (F)	EUR 900,000	1,233,028
6.13%, 11/15/2016 (G) (K)	200,000	274,006

		1,507,034

Netherlands - 0.1%
Bio City Development Co. BV
8.00%, 07/06/2018 (E) (F) (I) (J) (N)	$ 2,400,000	925,440

Singapore - 0.1%
CapitaLand, Ltd.
1.95%, 10/17/2023 (E)	SGD 1,250,000	922,766
2.10%, 11/15/2016 (G) (K)	1,500,000	1,105,928

		2,028,694

Spain - 0.2%
Telefonica Participaciones SAU
4.90%, 09/25/2017 (G)	EUR 1,500,000	1,533,092
4.90%, 09/25/2017 (G) (K)	500,000	511,031
Telefonica SA
6.00%, 07/14/2017 (F) (K)	500,000	596,829

		2,640,952

United States - 0.5%
BioMarin Pharmaceutical, Inc.
0.75%, 10/15/2018	$ 325,000	376,391
1.50%, 10/15/2020	320,000	379,400
Cobalt International Energy, Inc.
2.63%, 12/01/2019	1,892,000	943,635
3.13%, 05/15/2024	2,379,000	957,547
Delta Topco, Ltd.
10.00%, 11/24/2060 (F) (I) (J) (K)	1,553,809	1,558,470
Gilead Sciences, Inc.
Series D,
1.63%, 05/01/2016	587,000	2,414,404
Intel Corp.
3.25%, 08/01/2039	502,000	798,494

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Take-Two Interactive Software, Inc.
1.75%, 12/01/2016	$ 679,000	$ 1,338,903
Twitter, Inc.
1.00%, 09/15/2021	361,000	302,338

		9,069,582

Total Convertible Bonds (Cost $24,804,233)		20,949,589

CORPORATE DEBT SECURITIES - 6.4%
Argentina - 0.3%
Empresa Distribuidora Y Comercializadora Norte
9.75%, 10/25/2022 (E)	154,000	157,080
IRSA Propiedades Comerciales SA
8.75%, 03/23/2023 (E)	730,500	731,596
YPF SA
8.50%, 07/28/2025 (E)	3,044,000	2,966,378
8.88%, 12/19/2018 (E)	1,003,000	1,041,114

		4,896,168

Australia - 0.2%
TFS Corp., Ltd.
11.00%, 07/15/2018 (E) (I)	2,565,000	2,667,600

Canada - 0.1%
First Quantum Minerals, Ltd.
6.75%, 02/15/2020 (G) (K)	615,000	421,275
7.00%, 02/15/2021 (D) (G) (K)	1,808,000	1,211,360

		1,632,635

Cayman Islands - 0.2%
Alibaba Group Holding, Ltd.
3.13%, 11/28/2021	1,178,000	1,200,502
3.60%, 11/28/2024	384,000	387,251
Hutchison Whampoa International 11, Ltd.
3.50%, 01/13/2017 (E)	856,000	869,033
Odebrecht Finance, Ltd.
4.38%, 04/25/2025 (D) (E)	929,000	401,792
Sun Hung KAI Properties Capital Market, Ltd.
4.50%, 02/14/2022, MTN (G) (K)	475,000	519,777

		3,378,355

Chile - 0.0% (A)
Inversiones Alsacia SA
8.00%, 12/31/2018 (E)	963,587	57,815

France - 0.1%
BNP Paribas SA
2.40%, 12/12/2018, MTN	2,377,000	2,415,952

Germany - 0.1%
Deutsche Bank AG
1.88%, 02/13/2018	930,000	924,081
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.50%, 01/15/2023 (E)	302,000	309,550

		1,233,631

Guernsey, Channel Islands - 0.1%
Credit Suisse Group Guernsey I, Ltd.
7.88% (M), 02/24/2041 (G) (K)	848,000	859,024

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Ireland - 0.0% (A)
GE Capital International Funding Co.
2.34%, 11/15/2020 (E)	$ 431,000	$ 441,534

Italy - 0.2%
Intesa Sanpaolo SpA
3.88%, 01/15/2019, MTN	1,894,000	1,948,774
Telecom Italia SpA
5.30%, 05/30/2024 (E)	1,166,000	1,195,150

		3,143,924

Japan - 0.1%
Sumitomo Mitsui Banking Corp.
2.45%, 01/10/2019	866,000	880,111

Jersey, Channel Islands - 0.1%
UBS Group Funding Jersey, Ltd.
4.13%, 09/24/2025 (E)	965,000	966,376

Luxembourg - 0.1%
Actavis Funding SCS
3.00%, 03/12/2020	1,375,000	1,413,786
Intelsat Jackson Holdings SA
7.50%, 04/01/2021	1,075,000	682,625
8.00%, 02/15/2024 (D) (E)	390,000	401,700

		2,498,111

Mexico - 0.2%
Petroleos Mexicanos
3.50%, 07/23/2020 (D)	1,558,000	1,526,840
5.75%, 03/01/2018	1,160,000	1,220,900
Trust F/1401
5.25%, 12/15/2024 (E)	543,000	552,503

		3,300,243

Netherlands - 0.1%
Constellium NV
7.00%, 01/15/2023 (E)	EUR 487,000	453,301
8.00%, 01/15/2023 (E)	$ 250,000	207,187
Cooperatieve Rabobank UA
3.95%, 11/09/2022	353,000	361,602
ING Groep NV
6.00% (M), 04/16/2020 (P)	595,000	556,697
Volkswagen International Finance NV
4.00%, 08/12/2020 (D) (G) (K)	438,000	456,560

		2,035,347

Singapore - 0.1%
Global Logistic Properties, Ltd.
3.88%, 06/04/2025, MTN (G)	2,067,000	2,051,003

Switzerland - 0.0% (A)
UBS AG
2.38%, 08/14/2019, MTN	692,000	702,452

United Kingdom - 0.4%
HSBC Holdings PLC
6.38% (M), 09/17/2024 (D) (P)	2,475,000	2,298,656
Lloyds Bank PLC
2.30%, 11/27/2018	254,000	256,074
13.00% (M), 01/21/2029, MTN (D) (P)	GBP 1,289,000	3,059,004
Standard Chartered PLC
6.50% (M), 04/02/2020 (D) (E) (P)	$ 835,000	730,299

		6,344,033

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States - 4.0%
AbbVie, Inc.
2.50%, 05/14/2020	$ 1,638,000	$ 1,667,602
Ally Financial, Inc.
2.75%, 01/30/2017	1,237,000	1,230,815
3.50%, 01/27/2019	891,000	877,635
American Express Co.
4.90% (M), 03/15/2020 (P)	905,000	812,237
American Tower Corp.
3.40%, 02/15/2019	296,000	303,441
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/2021	3,928,000	4,036,362
Apple, Inc.
2.25%, 02/23/2021	2,894,000	2,948,474
AT&T, Inc.
2.38%, 11/27/2018	1,997,000	2,040,005
3.00%, 06/30/2022	3,255,000	3,302,328
Bank of America Corp.
1.69% (M), 03/22/2018, MTN	646,000	647,130
2.00%, 01/11/2018	818,000	821,369
2.60%, 01/15/2019	794,000	807,427
6.88%, 04/25/2018, MTN	789,000	866,339
Berkshire Hathaway, Inc.
2.20%, 03/15/2021	392,000	400,321
2.75%, 03/15/2023	1,120,000	1,142,228
Cablevision Systems Corp.
5.88%, 09/15/2022	416,000	350,480
Capital One Bank USA NA
2.15%, 11/21/2018	726,000	725,443
Chesapeake Energy Corp.
8.00%, 12/15/2022 (D) (E)	420,000	205,800
Cisco Systems, Inc.
2.20%, 02/28/2021	1,112,000	1,134,124
Citigroup, Inc.
1.80%, 02/05/2018	2,277,000	2,274,696
5.88% (M), 03/27/2020 (P)	1,660,000	1,603,975
5.95% (M), 01/30/2023 (P)	534,000	514,475
eBay, Inc.
2.20%, 08/01/2019	509,000	511,680
3.80%, 03/09/2022	1,490,000	1,533,921
Edgewell Personal Care Co.
4.70%, 05/19/2021 - 05/24/2022	1,118,000	1,171,953
Ford Motor Credit Co. LLC
1.72%, 12/06/2017	1,564,000	1,552,470
2.38%, 01/16/2018	1,094,000	1,095,953
2.55%, 10/05/2018	368,000	369,273
5.00%, 05/15/2018	1,288,000	1,360,031
Forest Laboratories LLC
4.38%, 02/01/2019 (E)	1,023,000	1,085,428
5.00%, 12/15/2021 (E)	719,000	802,708
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	650,000	440,375
General Electric Co.
5.00% (M), 01/21/2021 (P)	1,421,000	1,463,630
5.55%, 05/04/2020, MTN	149,000	171,570
6.38% (M), 11/15/2067, MTN (D)	865,000	890,950
General Motors Financial Co., Inc.
2.40%, 04/10/2018	528,000	527,881
3.50%, 07/10/2019	1,215,000	1,245,877
Goldman Sachs Group, Inc.
5.38% (M), 05/10/2020 (P)	1,405,000	1,359,197
5.70% (M), 05/10/2019 (P)	1,353,000	1,322,557
Hewlett Packard Enterprise Co.
2.85%, 10/05/2018 (E)	3,003,000	3,053,426
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	192,000	214,080

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Hyundai Capital America
2.00%, 03/19/2018 (E)	$ 460,000	$ 463,250
JPMorgan Chase & Co.
4.35%, 08/15/2021	598,000	653,440
5.15% (M), 05/01/2023 (P)	1,585,000	1,521,917
6.10% (M), 10/01/2024 (P)	3,140,000	3,199,691
McKesson Corp.
2.28%, 03/15/2019	879,000	889,578
Medtronic, Inc.
3.15%, 03/15/2022	1,785,000	1,893,194
Morgan Stanley
5.45% (M), 07/15/2019 (P)	1,010,000	954,450
Mylan, Inc.
2.55%, 03/28/2019	1,107,000	1,108,171
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (E) (P)	611,000	629,330
Qualcomm, Inc.
3.00%, 05/20/2022	2,755,000	2,872,545
Sabine Pass Liquefaction LLC
5.63%, 04/15/2023	511,000	485,450
Synchrony Financial
3.75%, 08/15/2021	375,000	384,948
T-Mobile USA, Inc.
6.00%, 04/15/2024 (Q)	920,000	931,500
USB Capital IX
3.50% (M), 05/02/2016 (P)	1,206,000	892,440
Volkswagen Group of America Finance LLC
2.45%, 11/20/2019 (G) (K)	644,000	639,881

		66,405,451

Total Corporate Debt Securities (Cost $108,387,491)		105,909,765

FOREIGN GOVERNMENT OBLIGATIONS - 7.1%
Argentina - 0.3%
Argentina Bonar Bonds
8.75%, 05/07/2024	2,699,262	2,826,127
City of Buenos Aires
8.95%, 02/19/2021 (E)	710,000	761,475
Provincia de Buenos Aires
9.13%, 03/16/2024 (E)	931,000	957,068

		4,544,670

Australia - 0.7%
Australia Government Bond
5.75%, 05/15/2021 (G)	AUD 13,480,000	12,154,904

Brazil - 0.4%
Brazil Notas do Tesouro Nacional
Series B,
6.00%, 08/15/2022	BRL 917,000	704,984
Series F,
10.00%, 01/01/2021	13,480,000	3,285,724
Brazilian Government International Bond
6.00%, 01/17/2017 (D)	$ 1,887,000	1,944,554

		5,935,262

Canada - 0.6%
Canadian Government Bond
0.25%, 05/01/2018	CAD 11,968,000	9,159,724

Colombia - 0.1%
Colombia Government International Bond
7.38%, 01/27/2017	$ 1,592,000	1,662,048

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Hungary - 0.6%
Hungary Government Bond
5.50%, 06/24/2025	HUF 862,710,000	$ 3,807,549
Hungary Government International Bond
6.38%, 03/29/2021	$ 5,256,000	5,971,131

		9,778,680

Indonesia - 0.1%
Indonesia Government International Bond
6.88%, 01/17/2018 (E)	1,020,000	1,106,492
Indonesia Treasury Bond
8.25%, 07/15/2021	IDR 18,954,000,000	1,479,498

		2,585,990

Italy - 0.6%
Italy Buoni Poliennali del Tesoro
1.50%, 06/01/2025	EUR 8,503,000	9,977,478

Japan - 0.6%
2-Year Japanese Government Bond
0.10%, 03/15/2017 - 03/15/2018	JPY 1,201,700,000	10,732,366

Korea, Republic of - 0.1%
Export-Import Bank of Korea
2.63%, 12/30/2020 (D)	$ 1,532,000	1,569,498
2.88%, 09/17/2018	618,000	633,904

		2,203,402

Mexico - 1.1%
Mexican Bonos
Series M,
6.50%, 06/10/2021	MXN 263,930,800	16,042,781
Mexico Government International Bond
5.63%, 01/15/2017	$ 1,758,000	1,813,377

		17,856,158

Poland - 0.9%
Poland Government Bond
2.50%, 07/25/2026	PLN 11,796,000	3,066,976
3.25%, 07/25/2025	10,470,000	2,926,619
5.25%, 10/25/2020	15,611,000	4,782,208
5.75%, 10/25/2021	7,682,000	2,440,155
Poland Government International Bond
6.38%, 07/15/2019	$ 1,333,000	1,515,461

		14,731,419

Turkey - 0.1%
Turkey Government International Bond
6.75%, 04/03/2018	1,412,000	1,519,778

United Kingdom - 0.9%
U.K. Gilt
2.00%, 09/07/2025 (G)	GBP 9,396,119	14,198,267

Total Foreign Government Obligations (Cost $116,591,203)		117,040,146

	Principal	Value
LOAN ASSIGNMENTS - 0.9%
Luxembourg - 0.0% (A)
Endo Luxembourg Finance Co. I SARL
Term Loan B,
3.75% (M), 09/26/2022	$ 241,700	$ 237,583
Mallinckrodt International Finance SA
Term Loan B,
3.25% (M), 03/19/2021	322,900	311,022

		548,605

Marshall Islands - 0.1%
Drillships Financing Holding, Inc.
Term Loan B1,
6.00% (M), 03/31/2021	634,619	227,934
Drillships Ocean Ventures, Inc.
Term Loan B,
5.50% (M), 07/25/2021	741,736	338,726

		566,660

Netherlands - 0.1%
Promontoria Blue Holding 2 BV
Mezzanine,
7.00% (M), 04/17/2020 (I)	EUR 1,694,313	1,927,959

United Kingdom - 0.1%
Seadrill Partners Finance Co. LLC
Term Loan B,
4.00% (M), 02/21/2021	$ 1,619,965	709,410

United States - 0.6%
Calpine Corp.
Term Loan B5,
3.50% (M), 05/27/2022	1,116,563	1,100,164
Fieldwood Energy LLC
2nd Lien Term Loan,
8.38% (M), 09/30/2020	904,280	151,467
Grifols Worldwide Operations USA, Inc.
Term Loan B,
3.43% (M), 02/27/2021	2,240,542	2,237,741
Hilton Worldwide Finance LLC
Term Loan B2,
3.50% (M), 10/26/2020	2,457,197	2,456,276
Novelis, Inc.
Term Loan B,
4.00% (M), 06/02/2022	645,125	627,921
Sheridan Investment Partners II, LP
Term Loan A,
4.25% (M), 12/16/2020 (I)	187,929	75,172
Term Loan B,
4.25% (M), 12/16/2020 (I)	1,351,518	540,607
Term Loan M,
4.25% (M), 12/16/2020 (I)	70,021	28,008
Univar, Inc.
Term Loan,
4.25% (M), 07/01/2022	1,099,475	1,080,921
Univision Communications, Inc.
Term Loan C4,
4.00% (M), 03/01/2020	2,090,996	2,068,219

		10,366,496

Total Loan Assignments (Cost $17,496,195)		14,119,130

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATION - 0.6%
Federal National Mortgage Association
3.00%, TBA (Q)	$ 9,054,818	$ 9,288,262

Total U.S. Government Agency Obligation (Cost $9,236,445)		9,288,262

U.S. GOVERNMENT OBLIGATIONS - 13.7%
U.S. Treasury Inflation Indexed Note
0.38%, 07/15/2025	10,254,532	10,478,450
0.63%, 01/15/2026 (D)	38,408,899	40,153,816
U.S. Treasury Note
0.88%, 01/31/2017	4,682,700	4,693,128
1.13%, 02/28/2021 (D)	107,312,400	106,872,205
1.63%, 02/15/2026 (D)	17,082,600	16,834,373
1.75%, 03/31/2022 (D)	6,763,800	6,884,547
1.75%, 09/30/2022	8,920,000	9,056,940
1.88%, 08/31/2022 - 10/31/2022	16,544,500	16,926,745
2.00%, 08/15/2025 (H)	13,169,200	13,422,299

Total U.S. Government Obligations (Cost $221,570,106)		225,322,503

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 6.3%
Japan - 6.0%
Japan Treasury Discount Bill
0.00% (L) (R), 04/11/2016 - 09/12/2016	JPY 11,010,000,000	97,840,447

Mexico - 0.3%
Mexico Cetes
3.31% (L), 04/28/2016	MXN 35,096,810	2,025,469
3.34% (L), 04/14/2016	59,500,000	3,438,861

		5,464,330

Total Short-Term Foreign Government Obligations (Cost $102,305,016)		103,304,777

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 8.8%
U.S. Treasury Bill
0.07% (L), 04/14/2016 (D)	$ 41,621,000	41,619,460
0.11% (L), 06/09/2016	8,000,000	7,997,208
0.24% (L), 06/02/2016	7,000,000	6,998,117
0.25% (L), 05/12/2016 (D)	60,000,000	59,993,400
0.26% (L), 04/14/2016 - 04/28/2016 (D)	16,000,000	15,998,580
0.29% (L), 05/05/2016 - 06/23/2016 (D)	12,000,000	11,996,224

Total Short-Term U.S. Government Obligations (Cost $144,589,967)		144,602,989

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.0% (A)
Call - Chipotle Mexican Grill, Inc.
Exercise Price $530.00
Expiration Date 06/17/2016	1	990
Call - SPDR Gold Shares
Exercise Price $117.00
Expiration Date 04/15/2016	447	91,188
Call - SPDR Gold Shares
Exercise Price $117.00
Expiration Date 05/20/2016	376	125,960
Call - SPDR Gold Shares
Exercise Price $118.00
Expiration Date 05/20/2016	447	126,501

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued)
Call - SPDR Gold Shares
Exercise Price $120.00
Expiration Date 06/17/2016	449	$ 129,312
Call - SPDR Gold Shares
Exercise Price $121.00
Expiration Date 06/30/2016	454	123,488
Call - SPDR Gold Shares
Exercise Price $125.00
Expiration Date 09/30/2016	453	144,960

Total Exchange-Traded Options Purchased (Cost $1,087,912)		742,399

OVER-THE-COUNTER OPTIONS PURCHASED - 0.2% (S) (T) (U)
Call - Apple, Inc.
Exercise Price $100.00
Expiration Date 09/16/2016, CITI	29,396	362,010
Call - Bank of New York Mellon Corp.
Exercise Price $46.00
Expiration Date 05/20/2016, DUB	111,553	421
Call - EURO STOXX 50® Index
Exercise Price EUR 3,025.00
Expiration Date 03/17/2017, MSC	295	61,741
Call - EURO STOXX 50® Index
Exercise Price EUR 3,025.00
Expiration Date 03/17/2017, MSC	295	61,741
Call - EURO STOXX 50® Index
Exercise Price EUR 3,150.00
Expiration Date 06/16/2017, CITI	1,101	163,056
Call - EURO STOXX 50® Index
Exercise Price EUR 3,426.55
Expiration Date 09/21/2018, DUB	375	48,012
Call - EURO STOXX 50® Index
Exercise Price EUR 3,450.00
Expiration Date 03/17/2017, MSC	442	24,796
Call - EURO STOXX 50® Index
Exercise Price EUR 3,500.00
Expiration Date 12/15/2017, BCLY	901	73,664
Call - EURO STOXX 50® Index
Exercise Price EUR 3,500.00
Expiration Date 03/16/2018, GSC	749	66,837
Call - EURO STOXX 50® Index
Exercise Price EUR 3,600.00
Expiration Date 09/15/2017, BOA	878	43,671
Call - EURO STOXX 50® Index
Exercise Price EUR 3,600.00
Expiration Date 06/15/2018, UBS	363	27,838
Call - Gilead Sciences, Inc.
Exercise Price $99.00
Expiration Date 05/20/2016, DUB	15,816	14,729
Call - Goldman Sachs Group, Inc.
Exercise Price $220.00
Expiration Date 05/20/2016, DUB	26,800	3
Call - Johnson & Johnson
Exercise Price $103.00
Expiration Date 04/15/2016, GSC	40,869	232,550
Call - KeyCorp
Exercise Price $15.75
Expiration Date 05/20/2016, DUB	148,737	6
Call - MetLife, Inc.
Exercise Price $50.00
Expiration Date 01/20/2017, UBS	25,715	33,301
Call - MetLife, Inc.
Exercise Price $52.50
Expiration Date 01/20/2017, UBS	23,700	19,079

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Number of Contracts	Value
OVER-THE-COUNTER OPTIONS PURCHASED (continued)
Call - Morgan Stanley
Exercise Price $40.75
Expiration Date 05/20/2016, DUB	111,553	$ 1
Call - Nikkei 225 Index
Exercise Price JPY 21,968.28
Expiration Date 03/09/2018, GSC	30,667	88,473
Call - Prudential Financial, Inc.
Exercise Price $87.50
Expiration Date 01/20/2017, MSC	29,000	42,485
Call - QUALCOMM, Inc.
Exercise Price $52.50
Expiration Date 05/19/2017, DUB	51,513	218,053
Call - SPDR Gold Shares
Exercise Price $120.00
Expiration Date 09/16/2016, JPM	45,100	206,332
Call - SPDR Gold Shares
Exercise Price $121.00
Expiration Date 06/17/2016, JPM	44,869	110,826
Call - STOXX® Europe 600 Index
Exercise Price EUR 345.00
Expiration Date 06/17/2016, JPM	6,311	41,651
Call - STOXX® Europe 600 Index
Exercise Price EUR 355.61
Expiration Date 03/17/2017, CSFB	7,951	99,535
Call - STOXX® Europe 600 Index
Exercise Price EUR 372.06
Expiration Date 09/15/2017, JPM	5,680	59,015
Call - STOXX® Europe 600 Index
Exercise Price EUR 375.00
Expiration Date 09/16/2016, CSFB	12,727	31,504
Call - SunTrust Banks, Inc.
Exercise Price $45.50
Expiration Date 05/20/2016, DUB	111,600	1,132
Call - Taiwan Stock Exchange Weighted Index
Exercise Price TWD 9,000.00
Expiration Date 09/20/2017, MSC	12,752	134,014
Call - Taiwan Stock Exchange Weighted Index
Exercise Price TWD 9,000.00
Expiration Date 12/20/2017, MSC	13,003	136,096
Call - Taiwan Stock Exchange Weighted Index
Exercise Price TWD 9,000.77
Expiration Date 09/21/2016, CITI	12,200	47,563
Call - Teva Pharmaceutical Industries, Ltd.
Exercise Price $63.50
Expiration Date 05/20/2016, DUB	29,500	3,587
Call - TOPIX Index
Exercise Price JPY 1,675.00
Expiration Date 06/10/2016, MSC	248,900	695
Call - Wells Fargo & Co.
Exercise Price $59.00
Expiration Date 05/20/2016, DUB	111,553	141
Put - Gentex Corp.
Exercise Price $12.50
Expiration Date 09/16/2016, MSC	139,563	31,402
Put - Ibovespa Brasil Sao Paulo Stock Exchange Index
Exercise Price BRL 40,000.00
Expiration Date 04/13/2016, BOA	217	324

Total Over-the-Counter Options Purchased (Cost $6,706,176)		2,486,284

	Number of Contracts	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.0% (A) (S) (T) (U)
Call - EUR vs. USD
Exercise Price EUR 1.12
Expiration Date 07/27/2016, JPM	3,186,127	$ 118,887
Call - USD vs. EUR
Exercise Price $1.12
Expiration Date 07/27/2016, MSC	3,631,961	55,180
Put - EUR vs. USD
Exercise Price EUR 1.12
Expiration Date 07/27/2016, JPM	3,186,127	56,696
Put - USD vs. EUR
Exercise Price $1.12
Expiration Date 07/27/2016, MSC	3,631,961	122,259

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $353,600)		353,022

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.0% (A) (S) (T) (U)
Call - Pays Floating Rate Index 3-Month USD-LIBOR
Exercise Rate 1.35%
Expiration Date 06/13/2016, DUB	36,260,000	354,293
Put - Receives Floating Rate Index 6-Month JPY-LIBOR
Exercise Rate 1.07%
Expiration Date 04/04/2018, DUB	JPY 269,375,596	340
Put - Receives Floating Rate Index 6-Month JPY-LIBOR
Exercise Rate 1.25%
Expiration Date 07/29/2016, DUB	342,740,000	1,372

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $290,445)		356,005

	Shares	Value
SECURITIES LENDING COLLATERAL - 21.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (L)	355,313,750	355,313,750

Total Securities Lending Collateral (Cost $355,313,750)		355,313,750

Total Investments (Cost $2,054,280,872) (V)		2,019,423,188
SECURITIES SOLD SHORT - (0.1)%
COMMON STOCKS - (0.1)%
Auto Components - (0.1)%
Gentex Corp.	(51,773)	(812,318)

Oil, Gas & Consumable Fuels - (0.0)% (A)
Canadian Natural Resources, Ltd.	(23,812)	(642,924)

Total Common Stocks (Proceeds $1,450,244)		(1,455,242)

Total Securities Sold Short (Proceeds $1,450,244)		(1,455,242)

Net Other Assets (Liabilities) - (22.8)%		(375,473,300)

Net Assets - 100.0%		$ 1,642,494,646

The notes are an integral part of this report. Transamerica Series Trust	Page 11	March 31, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Number of Contracts	Premiums (Received)	Value
Call - Chipotle Mexican Grill, Inc.	USD	600.00	06/17/2016	1	$(158)	$(198)
Call - Kimberly-Clark Corp.	USD	125.00	04/15/2016	34	(8,821)	(39,100)
Call - SPDR Gold Shares	USD	130.00	05/20/2016	376	(36,057)	(15,416)
Call - SPDR Gold Shares	USD	133.00	06/30/2016	454	(57,661)	(29,964)
Call - SPDR Gold Shares	USD	145.00	09/30/2016	453	(81,067)	(34,202)
Call - WhiteWave Foods Co.	USD	37.50	04/15/2016	86	(19,088)	(29,240)
Call - WhiteWave Foods Co.	USD	37.50	07/15/2016	96	(24,737)	(47,520)
Put - Chipotle Mexican Grill, Inc.	USD	450.00	06/17/2016	1	(1,820)	(2,184)

Total					$(229,409)	$(197,824)

OVER-THE-COUNTER OPTIONS WRITTEN: (S) (T) (U)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Premiums (Received)	Value
Call - Alexion Pharmaceuticals, Inc.	CITI	USD	175.00	08/19/2016	2,016	$(26,712)	$(3,326)
Call - Apple, Inc.	CITI	USD	120.00	09/16/2016	29,396	(67,749)	(73,540)
Call - Bank of New York Mellon Corp.	DUB	USD	51.25	05/20/2016	111,553	(75,856)	(2)
Call - General Electric Co.	UBS	USD	31.00	09/16/2016	159,231	(136,939)	(286,616)
Call - General Electric Co.	DUB	USD	32.50	01/20/2017	131,386	(141,240)	(189,013)
Call - Gilead Sciences, Inc.	DUB	USD	107.50	05/20/2016	15,816	(101,376)	(1,584)
Call - Goldman Sachs Group, Inc.	DUB	USD	245.00	05/20/2016	26,800	(90,048)	—	(W)
Call - HSBC Holdings PLC	MSC	GBP	4.60	04/15/2016	128,994	(8,464)	(1,390)
Call - Johnson & Johnson	BCLY	USD	110.00	01/20/2017	44,710	(194,489)	(198,960)
Call - KeyCorp	DUB	USD	17.90	05/20/2016	148,737	(46,108)	(1)
Call - MetLife, Inc.	UBS	USD	55.00	01/20/2017	25,715	(65,608)	(12,472)
Call - MetLife, Inc.	UBS	USD	57.50	01/20/2017	23,700	(49,791)	(6,399)
Call - Morgan Stanley	DUB	USD	46.00	05/20/2016	111,553	(89,242)	(1)
Call - Mylan NV	BCLY	USD	45.00	07/15/2016	10,612	(35,338)	(47,489)
Call - Prudential Financial, Inc.	MSC	USD	93.50	01/20/2017	29,000	(158,971)	(37,616)
Call - QUALCOMM, Inc.	DUB	USD	70.00	05/19/2017	51,513	(38,635)	(22,730)
Call - SPDR Gold Shares	JPM	USD	140.00	06/17/2016	44,869	(40,382)	(11,890)
Call - SPDR Gold Shares	JPM	USD	140.00	09/16/2016	45,100	(81,180)	(42,169)
Call - SunTrust Banks, Inc.	DUB	USD	51.75	05/20/2016	111,600	(61,380)	(4)
Call - Teva Pharmaceutical Industries, Ltd.	DUB	USD	73.00	05/20/2016	29,500	(41,984)	(55)
Call - Wells Fargo & Co.	DUB	USD	66.00	05/20/2016	111,553	(71,394)	(1)
Put - Apple, Inc.	CITI	USD	90.00	09/16/2016	29,396	(205,772)	(49,315)
Put - EURO STOXX 50® Index	CITI	EUR	2,350.00	06/16/2017	1,101	(131,398)	(150,089)
Put - EURO STOXX 50® Index	MSC	EUR	2,375.00	03/17/2017	295	(39,277)	(31,317)
Put - EURO STOXX 50® Index	MSC	EUR	2,375.00	03/17/2017	295	(37,568)	(30,639)
Put - EURO STOXX 50® Index	DUB	EUR	2,586.07	09/21/2018	375	(136,733)	(125,304)
Put - Gentex Corp.	MSC	USD	9.00	09/16/2016	121,989	(26,228)	(6,404)
Put - Gilead Sciences, Inc.	DUB	USD	90.00	05/20/2016	15,816	(128,900)	(43,020)
Put - Johnson & Johnson	BCLY	USD	97.50	01/20/2017	44,710	(169,898)	(140,837)
Put - MetLife, Inc.	UBS	USD	45.00	01/20/2017	12,858	(45,309)	(63,647)
Put - MetLife, Inc.	UBS	USD	46.00	01/20/2017	11,850	(39,815)	(65,821)
Put - Nikkei 225 Index	GSC	JPY	17,974.04	03/09/2018	30,667	(444,320)	(800,809)
Put - Prudential Financial, Inc.	MSC	USD	77.50	01/20/2017	14,500	(87,436)	(158,775)
Put - QUALCOMM, Inc.	DUB	USD	40.00	05/19/2017	51,513	(169,993)	(118,120)
Put - Taiwan Stock Exchange Weighted Index	CITI	TWD	8,100.70	09/21/2016	12,200	(205,551)	(110,212)
Put - Taiwan Stock Exchange Weighted Index	MSC	TWD	8,600.00	09/20/2017	12,752	(422,487)	(381,850)

The notes are an integral part of this report. Transamerica Series Trust	Page 12	March 31, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

OVER-THE-COUNTER OPTIONS WRITTEN (continued): (S) (T) (U)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Premiums (Received)	Value
Put - Taiwan Stock Exchange Weighted Index	MSC	TWD	8,600.00	12/20/2017	13,003	(421,874)	(447,349)
Put - Teva Pharmaceutical Industries, Ltd.	DUB	USD	55.00	05/20/2016	29,500	(97,026)	(89,635)
Put - TOPIX Index	MSC	JPY	1,450.00	06/10/2016	248,900	(127,653)	(251,996)

Total						$(4,560,124)	$(4,000,397)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (S) (T) (U)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Call - 5-Year	DUB	3-Month USD-LIBOR	Receive	1.05%	06/13/2016	USD	36,260,000	$(65,268)	$(86,262)
Put - 5-Year	DUB	3-Month USD-LIBOR	Pay	1.65	06/13/2016	USD	36,260,000	(154,105)	(43,242)

Total								$(219,373)	$(129,504)

CENTRALLY CLEARED SWAP AGREEMENTS: (X)

Credit Default Swap Agreements on Credit Indices – Buy Protection (Y)

Reference Obligation	Fixed Deal Pay Rate	Expiration Date	Notional Amount (Z)		Fair Value (AA)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American High Yield Index - Series 25	5.00%	12/20/2020	USD	2,569,780	$(78,005)	$(74,172)	$(3,833)
North American High Yield Index - Series 26	5.00	06/20/2021	USD	4,600,000	(131,582)	(95,532)	(36,050)

Total					$(209,587)	$(169,704)	$(39,883)

Credit Default Swap Agreements on Credit Indices – Sell Protection (AB)
Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Notional Amount (Z)		Fair Value (AA)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx® Europe Crossover - Series 24	5.00%	12/20/2020	EUR	6,043,936	$517,234	$380,410	$136,824
North American Investment Grade Index - Series 25	1.00	12/20/2020	USD	10,954,000	58,522	81,220	(22,698)

Total					$575,756	$461,630	$114,126

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.64%	10/19/2022	USD	8,110,000	$(189,822)	$93	$(189,915)
3-Month USD-LIBOR	1.83	11/03/2022	USD	8,180,000	(289,799)	94	(289,893)
3-Month USD-LIBOR	1.95	09/11/2022	USD	7,960,000	(302,189)	90	(302,279)
6-Month GBP-LIBOR	0.93	02/26/2020	GBP	22,527,557	66,268	126	66,142

Total					$(715,542)	$403	$(715,945)

OVER-THE-COUNTER SWAP AGREEMENTS: (S) (T) (U)

Cross Currency Swap Agreements

Fixed Rate Receivable	Fixed Rate Payable	Counterparty	Expiration Date	Notional Amount Receivable		Notional Amount Payable		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
1.23%	0.10%	BOA	03/15/2017	USD	2,425,715	JPY	291,900,000	$(150,823)	$2,140	$(152,963)
1.84	0.10	BOA	04/15/2018	USD	3,219,125	JPY	360,250,000	88,414	2,914	85,500
1.96	0.10	BOA	03/15/2018	USD	4,873,355	JPY	549,550,000	110,135	639	109,496

Total								$47,726	$5,693	$42,033

The notes are an integral part of this report. Transamerica Series Trust	Page 13	March 31, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued): (S) (T) (U)

Total Return Swap Agreements – Receivable (AC)

Reference Entity	Counterparty	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
EURO STOXX 50® Index Dividend Futures	BNP	12/15/2017	5,900	$(18,127)	$—	$(18,127)
EURO STOXX 50® Index Dividend Futures	BNP	12/15/2017	5,900	(25,330)	—	(25,330)
EURO STOXX 50® Index Dividend Futures	BNP	12/21/2018	3,000	(26,285)	—	(26,285)
EURO STOXX 50® Index Dividend Futures	BNP	12/21/2018	5,900	(62,269)	—	(62,269)
EURO STOXX 50® Index Dividend Futures	BNP	12/21/2018	3,200	(32,043)	—	(32,043)
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	03/31/2017	210,000	103,372	13,556	89,816
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	03/31/2017	210,000	94,042	3,286	90,756
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	03/30/2018	270,000	21,472	—	21,472
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	04/02/2018	270,000	29,244	—	29,244
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	03/29/2019	130,000	2,079	—	2,079
SGX Nikkei Stock Average Dividend Point Index Futures	BNP	03/31/2020	180,000	4,478	—	4,478

Total				$90,633	$16,842	$73,791

FUTURES CONTRACTS: (AD)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
EURO STOXX 50® Index	Short	(25)	06/17/2016	$15,541	$—
MSCI Taiwan Index	Short	(138)	04/28/2016	—	(23,393)
NASDAQ-100 E-Mini Index	Long	102	06/17/2016	241,774	—
Nikkei 225 Index	Long	27	06/09/2016	—	(39,103)
S&P 500® E-Mini	Short	(90)	06/17/2016	—	(188,776)
TOPIX Index	Short	(11)	06/09/2016	4,446	—

Total				$261,761	$(251,272)

FORWARD FOREIGN CURRENCY CONTRACTS: (S) (T) (U)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BBH	05/09/2016	EUR	810,000	USD	889,356	$33,444	$—
BBH	05/09/2016	GBP	847,000	USD	1,198,785	17,859	—
BNP	04/18/2016	USD	7,749,957	JPY	910,000,000	—	(340,368)
BNP	01/19/2017	USD	1,538,000	AED	5,694,599	—	(8,339)
BNP	01/25/2017	USD	1,522,000	AED	5,636,270	—	(8,417)
CITI	04/07/2016	JPY	165,054,000	USD	1,474,199	—	(7,251)
CITI	04/07/2016	USD	1,472,766	MXN	26,931,000	—	(84,799)
CITI	04/08/2016	CAD	4,214,799	USD	3,247,954	—	(2,603)
CITI	04/08/2016	USD	3,127,000	CAD	4,214,799	—	(118,352)
CITI	04/11/2016	USD	11,459,226	JPY	1,350,000,000	—	(540,517)
CITI	04/12/2016	BRL	6,252,000	USD	1,717,535	15,282	—
CITI	04/12/2016	USD	1,548,675	BRL	6,252,000	—	(184,142)
CITI	04/15/2016	EUR	2,296,000	USD	2,491,415	122,392	—
CITI	05/13/2016	EUR	5,076,000	USD	5,633,700	149,941	—
CITI	01/09/2017	TWD	132,519,930	USD	4,058,679	79,026	—
CITI	01/09/2017	USD	3,957,000	TWD	132,519,930	—	(180,705)
CSFB	04/07/2016	USD	3,861,688	MXN	70,638,000	—	(223,688)
CSFB	04/14/2016	EUR	1,536,000	USD	1,668,710	79,848	—
CSFB	04/29/2016	EUR	4,566,000	USD	5,058,397	141,757	—
CSFB	04/29/2016	IDR	21,794,754,000	USD	1,659,920	—	(23,663)
CSFB	04/29/2016	MYR	6,904,000	USD	1,785,502	—	(20,017)
CSFB	04/29/2016	USD	1,658,657	IDR	21,794,754,000	22,400	—
CSFB	04/29/2016	USD	1,675,037	MYR	6,904,000	—	(90,447)
CSFB	05/12/2016	TWD	25,456,000	USD	793,887	—	(2,591)
CSFB	05/12/2016	USD	775,861	TWD	25,456,000	—	(15,435)

The notes are an integral part of this report. Transamerica Series Trust	Page 14	March 31, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (S) (T) (U)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CSFB	05/31/2016	USD	16,074,600	JPY	1,810,000,000	$—	$(34,902)
CSFB	06/30/2016	EUR	2,888,000	USD	3,297,143	—	(1,445)
CSFB	07/01/2016	EUR	5,051,000	USD	5,774,000	—	(9,748)
CSFB	08/10/2016	USD	3,037,346	KRW	3,678,682,000	—	(169,870)
CSFB	09/12/2016	USD	8,053,097	JPY	910,000,000	—	(76,978)
CSFB	01/11/2017	TWD	131,742,996	USD	4,043,925	69,738	—
CSFB	01/11/2017	USD	3,927,000	TWD	131,742,996	—	(186,663)
DUB	04/01/2016	MXN	24,565,000	USD	1,394,994	30,106	(3,435)
DUB	04/01/2016	USD	1,313,271	MXN	24,565,000	—	(108,393)
DUB	04/07/2016	EUR	1,505,000	USD	1,661,294	51,621	—
DUB	04/08/2016	EUR	2,375,000	USD	2,617,393	85,793	—
DUB	04/08/2016	SGD	2,259,000	USD	1,671,662	4,295	—
DUB	04/08/2016	USD	1,581,490	SGD	2,259,000	—	(94,467)
DUB	04/14/2016	USD	1,457,833	BRL	5,886,000	—	(172,667)
DUB	04/21/2016	EUR	5,748,000	USD	6,248,507	296,271	—
DUB	05/12/2016	TWD	51,844,000	USD	1,615,833	—	(4,269)
DUB	05/12/2016	USD	1,577,100	TWD	51,844,000	—	(34,464)
DUB	06/03/2016	USD	3,577,856	KRW	4,419,368,000	—	(279,916)
DUB	06/06/2016	USD	15,983,751	JPY	1,810,000,000	—	(129,435)
DUB	06/20/2016	USD	16,858,416	JPY	1,880,000,000	113,132	—
DUB	06/30/2016	CAD	5,315,000	USD	4,132,199	—	(39,488)
DUB	08/09/2016	JPY	258,516,798	EUR	2,019,000	—	(463)
DUB	08/19/2016	JPY	436,820,508	EUR	3,519,000	—	(123,605)
DUB	11/04/2016	CNY	24,211,000	USD	3,685,925	32,573	—
DUB	11/04/2016	USD	3,725,858	CNH	24,211,000	21,995	—
DUB	02/16/2017	TWD	50,798,400	USD	1,585,468	2,214	—
DUB	02/16/2017	USD	1,520,000	TWD	50,798,400	—	(67,683)
GSC	04/08/2016	USD	1,556,000	KRW	1,893,263,000	—	(99,182)
GSC	04/14/2016	EUR	1,502,000	USD	1,633,110	76,743	—
GSC	04/18/2016	USD	2,698,795	BRL	10,864,000	—	(307,446)
GSC	05/09/2016	CLP	1,121,350,000	USD	1,676,033	—	(8,053)
GSC	05/09/2016	USD	1,640,432	CLP	1,121,350,000	—	(27,549)
GSC	05/17/2016	USD	7,737,000	CNH	51,412,130	—	(201,033)
GSC	01/09/2017	TWD	133,767,240	USD	4,104,549	72,101	—
GSC	01/09/2017	USD	3,967,000	TWD	133,767,240	—	(209,650)
GSC	01/19/2017	USD	1,537,000	AED	5,695,354	—	(9,544)
HSBC	05/19/2016	SGD	4,674,000	USD	3,481,175	—	(14,301)
HSBC	05/19/2016	USD	3,417,791	SGD	4,674,000	—	(49,084)
HSBC	02/13/2017	JPY	178,653,566	EUR	1,378,000	20,524	—
JPM	04/14/2016	AUD	5,600,000	USD	4,282,645	7,294	—
JPM	04/14/2016	USD	4,009,460	AUD	5,600,000	—	(280,479)
JPM	04/14/2016	USD	3,540,402	MXN	59,500,000	101,276	—
JPM	04/15/2016	EUR	5,088,000	USD	5,538,339	253,929	—
JPM	04/28/2016	USD	1,973,949	MXN	35,096,810	—	(52,214)
JPM	05/23/2016	USD	15,993,745	JPY	1,800,000,000	—	(23,907)
JPM	06/16/2016	CAD	5,315,000	USD	4,130,529	—	(37,862)
JPM	06/30/2016	AUD	5,361,000	USD	4,117,891	—	(25,624)
JPM	07/13/2016	PLN	15,558,221	USD	4,118,263	47,492	—
JPM	07/13/2016	USD	3,853,000	PLN	15,558,221	—	(312,755)
JPM	01/09/2017	TWD	131,926,894	USD	4,043,055	76,134	—
JPM	01/09/2017	USD	3,957,000	TWD	131,926,894	—	(162,188)
MSC	04/07/2016	USD	1,645,687	EUR	1,505,000	—	(67,228)
MSC	04/12/2016	BRL	12,957,000	USD	3,565,591	25,598	—
MSC	04/12/2016	USD	3,226,104	BRL	12,957,000	—	(365,085)
MSC	04/22/2016	SGD	2,328,000	USD	1,723,768	3,264	—
MSC	04/22/2016	USD	1,687,580	SGD	2,328,000	—	(39,451)
MSC	04/28/2016	AUD	1,362,000	USD	1,037,953	4,742	—
MSC	04/28/2016	USD	1,013,641	AUD	1,362,000	—	(29,053)
MSC	05/16/2016	USD	4,796,973	JPY	540,000,000	—	(7,469)
MSC	05/19/2016	EUR	5,058,000	USD	5,770,318	—	(6,043)
MSC	05/19/2016	JPY	461,133,108	USD	4,113,000	—	(9,934)
MSC	06/07/2016	USD	3,826,587	KRW	4,643,563,000	—	(226,537)
MSC	06/10/2016	CAD	5,609,000	USD	4,327,865	—	(8,831)
MSC	06/10/2016	USD	4,234,965	CAD	5,609,000	—	(84,069)
MSC	07/13/2016	BRL	3,103,936	USD	801,968	36,432	—
MSC	07/13/2016	USD	729,000	BRL	3,103,936	—	(109,399)
MSC	08/10/2016	JPY	431,944,064	EUR	3,392,000	—	(21,964)

Total						$2,095,216	$(6,185,159)

The notes are an integral part of this report. Transamerica Series Trust	Page 15	March 31, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligations	11.2%	$ 225,322,503
Foreign Government Obligations	5.8	117,040,146
Banks	4.5	90,362,588
Pharmaceuticals	3.8	76,402,895
Oil, Gas & Consumable Fuels	3.2	64,823,598
International Commodity Funds	1.8	36,654,345
Diversified Telecommunication Services	1.8	36,380,309
Internet Software & Services	1.8	36,315,385
Technology Hardware, Storage & Peripherals	1.8	35,689,588
Insurance	1.8	35,394,371
Media	1.6	32,988,383
Health Care Providers & Services	1.6	32,959,925
Real Estate Management & Development	1.5	30,710,559
Software	1.5	29,897,620
Automobiles	1.4	28,221,737
Chemicals	1.4	27,700,990
Beverages	1.3	27,170,415
Industrial Conglomerates	1.1	21,623,947
Biotechnology	1.0	20,393,122
Auto Components	1.0	19,482,339
Food Products	1.0	19,458,514
Aerospace & Defense	0.9	18,604,359
Real Estate Investment Trusts	0.9	17,383,178
Diversified Financial Services	0.8	16,880,073
Semiconductors & Semiconductor Equipment	0.8	16,700,963
Metals & Mining	0.8	16,548,089
Food & Staples Retailing	0.8	16,138,372
Capital Markets	0.8	15,973,919
IT Services	0.7	14,528,799
Airlines	0.6	11,946,137
Consumer Finance	0.6	11,390,205
Wireless Telecommunication Services	0.6	11,312,568
Electrical Equipment	0.5	11,073,255
Machinery	0.5	10,970,018
Communications Equipment	0.5	10,860,405
Household Products	0.5	10,700,280
Energy Equipment & Services	0.5	10,255,100
Road & Rail	0.5	10,220,685
Personal Products	0.5	9,759,601
U.S. Government Agency Obligation	0.5	9,288,262
Electric Utilities	0.5	9,174,907
Health Care Equipment & Supplies	0.4	8,798,717
Trading Companies & Distributors	0.4	8,659,096
Multi-Utilities	0.4	8,068,853
Specialty Retail	0.4	7,146,682
Household Durables	0.4	7,118,919
Hotels, Restaurants & Leisure	0.4	7,086,858
Air Freight & Logistics	0.3	6,147,419
Electronic Equipment, Instruments & Components	0.3	5,875,498
Construction & Engineering	0.2	4,383,757
Tobacco	0.2	4,361,719
Gas Utilities	0.2	4,180,323
Independent Power and Renewable Electricity Producers	0.2	4,085,140
Commercial Services & Supplies	0.2	4,032,231
Containers & Packaging	0.2	3,205,927
Life Sciences Tools & Services	0.2	3,200,454
Building Products	0.1	3,007,448
Paper & Forest Products	0.1	2,896,708

The notes are an integral part of this report. Transamerica Series Trust	Page 16	March 31, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Textiles, Apparel & Luxury Goods	0.1%		$ 2,628,305
Over-the-Counter Options Purchased	0.1		2,486,284
Water Utilities	0.1		2,225,198
Health Care Technology	0.1		1,960,777
Internet & Catalog Retail	0.1		1,860,703
Multiline Retail	0.1		1,842,414
Leisure Products	0.1		1,650,410
Professional Services	0.1		1,134,759
Construction Materials	0.0	(A)	886,744
Exchange-Traded Options Purchased	0.0	(A)	742,399
Transportation Infrastructure	0.0	(A)	624,586
Over-the-Counter Interest Rate Swaptions Purchased	0.0	(A)	356,005
Over-the-Counter Foreign Exchange Options Purchased	0.0	(A)	353,022
Marine	0.0	(A)	338,726
Distributors	0.0	(A)	101,318
Diversified Consumer Services	0.0	(A)	51,819

Investments, at Value	70.1		1,416,201,672
Short-Term Investments	29.9		603,221,516

Total Investments	100.0%		$ 2,019,423,188

SECURITY VALUATION:

Valuation Inputs (AE)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (AF)	Value
ASSETS
Investments
Common Stocks	$514,094,002	$327,375,872	$2,404,351	$843,874,225
Convertible Preferred Stocks	16,019,849	—	—	16,019,849
Preferred Stocks	8,974,035	4,170,191	8,562,650	21,706,876
Exchange-Traded Funds	36,654,345	—	—	36,654,345
Master Limited Partnership	1,150,164	—	—	1,150,164
Warrants	—	229,108	—	229,108
Convertible Bonds	—	18,465,679	2,483,910	20,949,589
Corporate Debt Securities	—	105,909,765	—	105,909,765
Foreign Government Obligations	—	117,040,146	—	117,040,146
Loan Assignments	—	14,119,130	—	14,119,130
U.S. Government Agency Obligation	—	9,288,262	—	9,288,262
U.S. Government Obligations	—	225,322,503	—	225,322,503
Short-Term Foreign Government Obligations	—	103,304,777	—	103,304,777
Short-Term U.S. Government Obligations	—	144,602,989	—	144,602,989
Exchange-Traded Options Purchased	742,399	—	—	742,399
Over-the-Counter Options Purchased	2,486,284	—	—	2,486,284
Over-the-Counter Foreign Exchange Options Purchased	—	353,022	—	353,022
Over-the-Counter Interest Rate Swaptions Purchased	—	356,005	—	356,005
Securities Lending Collateral	355,313,750	—	—	355,313,750

Total Investments	$935,434,828	$1,070,537,449	$13,450,911	$2,019,423,188

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$575,756	$—	$575,756
Over-the-Counter Cross Currency Swap Agreements	—	198,549	—	198,549
Over-the-Counter Total Return Swap Agreements	—	254,687	—	254,687
Futures Contracts (AG)	261,761	—	—	261,761
Forward Foreign Currency Contracts (AG)	—	2,095,216	—	2,095,216

Total Other Financial Instruments	$261,761	$3,124,208	$—	$3,385,969

LIABILITIES
Securities Sold Short
Common Stocks	$(1,455,242)	$—	$—	$(1,455,242)

Total Securities Sold Short	$(1,455,242)	$—	$—	$(1,455,242)

The notes are an integral part of this report. Transamerica Series Trust	Page 17	March 31, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION (continued):

Valuation Inputs (continued) (AE)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (AF)	Value
Other Financial Instruments
Exchange-Traded Options Written	$(197,824)	$—	$—	$(197,824)
Over-the-Counter Options Written	(4,000,397)	—	—	(4,000,397)
Over-the-Counter Interest Rate Swaptions Written	—	(129,504)	—	(129,504)
Centrally Cleared Credit Default Swap Agreements	—	(78,005)	—	(78,005)
Centrally Cleared Interest Rate Swap Agreements	—	(781,810)	—	(781,810)
Over-the-Counter Cross Currency Swap Agreements	—	(150,823)	—	(150,823)
Over-the-Counter Total Return Swap Agreements	—	(164,054)	—	(164,054)
Futures Contracts (AG)	(251,272)	—	—	(251,272)
Forward Foreign Currency Contracts (AG)	—	(6,185,159)	—	(6,185,159)

Total Other Financial Instruments	$(4,449,493)	$(7,489,355)	$—	$(11,938,848)

Transfers (AE)

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (B)	$—	$261,266	$—	$—
Preferred Stocks (B)	—	382,632	—	—

Total	$—	$643,898	$—	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Transferred from Level 2 to 1 due to utilizing quoted market prices in active markets, which were not available on December 31, 2015.
(C)	Non-income producing security.
(D)

All or a portion of the security is on loan. The total value of all securities on loan is $347,188,061. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(E)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At March 31, 2016, the total aggregate value of 144A securities is $37,547,710, representing 2.3% of the Portfolio’s net assets.

(F)

Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2016, total aggregate fair value of securities is $16,681,331, representing 1.0% of the Portfolio’s net assets.

(G)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts of registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2016, the total aggregate value of Regulation S securities is $35,991,905, representing 2.2% of the Portfolio’s net assets.

(H)

All or a portion of the security has been segregated by the custodian as collateral for open options, swap, swaptions and/or forward foreign currency contracts. The total value of all securities segregated for open options, swap, swaptions and/or forward foreign currency contracts is $3,028,616.

(I)	Illiquid security. At March 31, 2016, total aggregate value of illiquid securities is $18,706,356, representing 1.1% of the Portfolio’s net assets.
(J)	Security is Level 3 of the fair value hierarchy.
(K)	Restricted securities held by the Portfolio as of March 31, 2016 are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Delta Topco, Ltd.	05/02/2014	$1,033,601	$670,692	0.1%
Common Stocks	Dropbox, Inc.	05/02/2014	3,285,009	1,733,659	0.1
Preferred Stocks	Palantir Technologies, Inc.	05/02/2014	1,304,158	2,267,915	0.1
Preferred Stocks	Uber Technologies, Inc.	05/02/2014	2,002,180	6,294,735	0.4
Convertible Bonds	REI Agro, Ltd., 5.50%, 11/13/2014	05/02/2014	146,983	4,362	0.0	(A)
Convertible Bonds	Telecom Italia Finance SA, 6.13%, 11/15/2016	08/08/2014 - 04/29/2015	306,749	274,006	0.0	(A)
Convertible Bonds	CapitaLand, Ltd., 2.10%, 11/15/2016	05/02/2014 - 08/20/2014	1,198,289	1,105,928	0.1
Convertible Bonds	Telefonica Participaciones SAU, 4.90%, 09/25/2017	01/07/2016	494,256	511,031	0.0	(A)
Convertible Bonds	Telefonica SA, 6.00%, 07/14/2017	07/17/2014	675,900	596,829	0.0	(A)
Convertible Bonds	Delta Topco, Ltd., 10.00%, 11/24/2060	05/02/2014 - 01/01/2016	1,555,989	1,558,470	0.1
Corporate Debt Securities	First Quantum Minerals, Ltd., 6.75%, 02/15/2020	11/20/2015 - 01/19/2016	389,300	421,275	0.0	(A)
Corporate Debt Securities	First Quantum Minerals, Ltd., 7.00%, 02/15/2021	08/24/2015 - 01/07/2016	1,195,975	1,211,360	0.1
Corporate Debt Securities	Sun Hung KAI Properties Capital Market, Ltd., 4.50%, 02/14/2022, MTN	05/02/2014	494,135	519,777	0.0	(A)

The notes are an integral part of this report. Transamerica Series Trust	Page 18	March 31, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Credit Suisse Group Guernsey I, Ltd., 7.88%, 02/24/2041	05/02/2014 - 12/08/2015	$916,290	$859,024	0.1
Corporate Debt Securities	Volkswagen International Finance NV, 4.00%, 08/12/2020	09/29/2015 - 10/01/2015	434,000	456,560	0.0	(A)
Corporate Debt Securities	Volkswagen Group of America Finance LLC, 2.45%, 11/20/2019	10/15/2015	610,576	639,881	0.1

Total			$16,043,390	$19,125,504	1.2%

(L)	Rate disclosed reflects the yield at March 31, 2016.
(M)	Floating or variable coupon rate. The rate disclosed is as of March 31, 2016.
(N)	Security in default.
(O)	Step coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2016; the maturity date disclosed is the ultimate maturity date.
(P)	Perpetual maturity. The date displayed is the next call date.
(Q)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after March 31, 2016.
(R)	Percentage rounds to less than 0.01% or (0.01)%.
(S)	Securities with an aggregate market value of $841,559 have been segregated by the broker as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(T)	Cash in the amount of $810,000 has been segregated by the custodian as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(U)	Cash in the amount of $620,000 has been segregated by the broker as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(V)

Aggregate cost for federal income tax purposes is $2,054,280,872. Aggregate gross unrealized appreciation and depreciation for all securities is $65,292,977 and $100,150,661, respectively. Net unrealized depreciation for tax purposes is $34,857,684.

(W)	Rounds to less than $1.
(X)	Cash in the amount of $1,462,960 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(Y)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(Z)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(AA)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(AB)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(AC)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(AD)	Cash in the amount of $1,171,330 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(AE)

The Portfolio recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(AF)	Level 3 securities were not considered significant to the Portfolio.
(AG)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
SGD	Singapore Dollar
TWD	Taiwan New Dollar
USD	United States Dollar

The notes are an integral part of this report. Transamerica Series Trust	Page 19	March 31, 2016 Form N-Q

Transamerica BlackRock Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BBH	Brown Brothers Harriman & Co.
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citigroup, Inc.
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
MSC	Morgan Stanley
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
REIT	Real Estate Investment Trust
SGX	Singapore Exchange
SPDR	Standard & Poor’s Depositary Receipt
STOXX	Deutsche Börse Group & SIX Group Index
TBA	To Be Announced
TOPIX	Tokyo Price Index

The notes are an integral part of this report. Transamerica Series Trust	Page 20	March 31, 2016 Form N-Q

Transamerica BlackRock Smart Beta 50 VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.9%
International Equity Funds - 12.6%
iShares MSCI EAFE Minimum Volatility ETF	187	$ 12,424
iShares MSCI Emerging Markets Minimum Volatility ETF	70	3,596

		16,020

U.S. Equity Funds - 37.4%
iShares MSCI USA Minimum Volatility ETF	237	10,412
iShares MSCI USA Momentum Factor ETF	143	10,453
iShares MSCI USA Quality Factor ETF	158	10,368
iShares MSCI USA Size Factor ETF	95	6,267
iShares MSCI USA Value Factor ETF	168	10,307

		47,807

U.S. Fixed Income Fund - 49.9%
iShares Core U.S. Aggregate Bond ETF	575	63,733

Total Exchange-Traded Funds (Cost $126,885)		127,560

Total Investments (Cost $126,885) (A)		127,560
Net Other Assets (Liabilities) - 0.1%		191

Net Assets - 100.0%		$ 127,751

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$127,560	$—	$—	$127,560

Total Investments	$127,560	$—	$—	$127,560

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Aggregate cost for federal income tax purposes is $126,885. Aggregate gross unrealized appreciation and depreciation for all securities is $817 and $142, respectively. Net unrealized appreciation for tax purposes is $675.

(B)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica BlackRock Smart Beta 75 VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.8%
International Equity Funds - 18.8%
iShares MSCI EAFE Minimum Volatility ETF	280	$ 18,603
iShares MSCI Emerging Markets Minimum Volatility ETF	102	5,240

		23,843

U.S. Equity Funds - 55.9%
iShares MSCI USA Minimum Volatility ETF	350	15,376
iShares MSCI USA Momentum Factor ETF	212	15,497
iShares MSCI USA Quality Factor ETF	237	15,552
iShares MSCI USA Size Factor ETF	142	9,368
iShares MSCI USA Value Factor ETF	247	15,153

		70,946

U.S. Fixed Income Fund - 25.1%
iShares Core U.S. Aggregate Bond ETF	287	31,811

Total Exchange-Traded Funds (Cost $126,118)		126,600

Total Investments (Cost $126,118) (A)		126,600
Net Other Assets (Liabilities) - 0.2%		200

Net Assets - 100.0%		$ 126,800

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$126,600	$—	$—	$126,600

Total Investments	$126,600	$—	$—	$126,600

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Aggregate cost for federal income tax purposes is $126,118. Aggregate gross unrealized appreciation and depreciation for all securities is $699 and $217, respectively. Net unrealized appreciation for tax purposes is $482.

(B)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 7.0%
International Equity Fund - 2.5%
iShares MSCI Eurozone ETF (A)	1,137,510	$ 39,118,969

U.S. Equity Fund - 2.3%
SPDR S&P 500 ETF Trust (A)	171,326	35,217,772

U.S. Fixed Income Funds - 2.2%
iShares iBoxx $ High Yield Corporate Bond ETF (A)	214,962	17,560,246
SPDR Barclays High Yield Bond ETF (A)	481,544	16,492,882

		34,053,128

Total Exchange-Traded Funds (Cost $111,737,650)		108,389,869

INVESTMENT COMPANIES - 92.6%
International Alternative Funds - 6.3%
Transamerica Blackrock Global Allocation VP (B)	11,736,398	96,473,193
Transamerica Global Allocation Liquidating Trust (C) (D) (E) (F) (G)	79,640	541,865

		97,015,058

International Equity Fund - 6.5%
Transamerica MFS International Equity VP (B)	12,857,903	100,934,538

U.S. Equity Funds - 30.3%
Transamerica Barrow Hanley Dividend Focused VP (B)	6,101,584	123,618,095
Transamerica Jennison Growth VP (B)	6,724,342	68,453,802
Transamerica JPMorgan Enhanced Index VP (B)	9,888,159	168,098,699
Transamerica JPMorgan Mid Cap Value VP (B)	2,104,300	44,653,252
Transamerica WMC US Growth VP (B)	2,781,979	65,626,880

		470,450,728

U.S. Fixed Income Funds - 49.5%
Transamerica JPMorgan Core Bond VP (B)	30,456,919	401,726,761
Transamerica PIMCO Total Return VP (B)	32,307,097	365,070,197

		766,796,958

Total Investment Companies (Cost $1,460,854,483)		1,435,197,282

SECURITIES LENDING COLLATERAL - 1.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (H)	30,061,538	30,061,538

Total Securities Lending Collateral (Cost $30,061,538)		30,061,538

	Principal	Value
REPURCHASE AGREEMENT - 0.5%

State Street Bank & Trust Co. 0.03% (H), dated 03/31/2016, to be repurchased at $8,025,588 on 04/01/2016. Collateralized by a U.S. Government Obligation, 0.60% (H), due 02/02/2017, and with a value of $8,188,850.

	$ 8,025,582	$ 8,025,582

Total Repurchase Agreement (Cost $8,025,582)		8,025,582

Total Investments (Cost $1,610,679,253) (I)		1,581,674,271
Net Other Assets (Liabilities) - (2.0)%		(30,915,793)

Net Assets - 100.0%		$ 1,550,758,478

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$108,389,869	$—	$—	$108,389,869
Investment Companies	1,434,655,417	—	—	1,434,655,417
Securities Lending Collateral	30,061,538	—	—	30,061,538
Repurchase Agreement	—	8,025,582	—	8,025,582

Total	$1,573,106,824	$8,025,582	$—	$1,581,132,406

Investment Companies Measured at Net Asset Value (K)				$541,865

Total Investments				$1,581,674,271

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $29,407,664. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Non-income producing security.
(D)	Investment in affiliated company of Transamerica Asset Management, Inc.
(E)

Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2016, total aggregate fair value of securities is $541,865, representing less than 0.1% of the Portfolio’s net assets.

(F)	Illiquid security. At March 31, 2016, total aggregate value of illiquid securities is $541,865, representing less than 0.1% of the Portfolio’s net assets.
(G)	Restricted securities held by the Portfolio as of March 31, 2016 are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$819,372	$541,865	0.0	%(L)

(H)	Rate disclosed reflects the yield at March 31, 2016.
(I)

Aggregate cost for federal income tax purposes is $1,610,679,253. Aggregate gross unrealized appreciation and depreciation for all securities is $29,222,880 and $58,227,862, respectively. Net unrealized depreciation for tax purposes is $29,004,982.

(J)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(K)

Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amounts presented are intended to permit reconciliation to the total investments amount presented in the Schedule of Investments.

(L)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Australia - 6.5%
GPT Group, REIT	1,334,012	$ 5,112,936
Investa Office Fund, REIT	1,159,849	3,725,256
Mirvac Group, REIT	3,073,709	4,559,155
Scentre Group, REIT	957,542	3,258,978
Vicinity Centres, REIT	1,363,461	3,334,064
Westfield Corp., REIT	667,847	5,114,263

		25,104,652

France - 7.6%
Gecina SA, REIT	39,517	5,440,933
ICADE, REIT	25,574	1,959,056
Klepierre, REIT	226,549	10,852,961
Unibail-Rodamco SE, REIT (A)	40,191	11,058,319

		29,311,269

Germany - 3.1%
Deutsche Wohnen AG	45,794	1,424,139
LEG Immobilien AG (B)	91,247	8,602,311
Vonovia SE	53,569	1,927,738

		11,954,188

Hong Kong - 6.6%
Cheung Kong Property Holdings, Ltd.	1,311,343	8,435,357
Henderson Land Development Co., Ltd.	408,000	2,500,906
Link REIT	1,299,800	7,699,254
Sun Hung Kai Properties, Ltd.	558,855	6,825,979

		25,461,496

Japan - 15.7%
Daito Trust Construction Co., Ltd.	13,000	1,845,840
Daiwa House Industry Co., Ltd.	89,992	2,531,562
GLP J-REIT	1,979	2,256,037
Invincible Investment Corp., REIT	517	387,710
Japan Real Estate Investment Corp., REIT	124	716,158
Japan Retail Fund Investment Corp., Class A, REIT (A)	4,071	9,773,728
Kenedix Office Investment Corp., Class A, REIT	619	3,553,014
LaSalle Logiport REIT (B)	627	605,579
Mitsubishi Estate Co., Ltd.	595,710	11,065,190
Mitsui Fudosan Co., Ltd.	364,510	9,094,532
Mori Hills REIT Investment Corp. (A)	1,831	2,708,797
Nippon Building Fund, Inc., REIT	126	746,741
Nippon Prologis REIT, Inc.	2,267	5,074,035
NTT Urban Development Corp.	151,600	1,483,065
Orix JREIT, Inc., Class A (A)	2,506	3,885,530
Sumitomo Realty & Development Co., Ltd. (A)	160,777	4,705,668

		60,433,186

Netherlands - 1.0%
Eurocommercial Properties NV, CVA	45,476	2,128,360
NSI NV, REIT	335,522	1,593,593

		3,721,953

Spain - 0.2%
Hispania Activos Inmobiliarios SA (B)	51,601	733,960

Sweden - 0.5%
Hufvudstaden AB, Class A	120,594	1,911,797

	Shares	Value
COMMON STOCKS (continued)
United Kingdom - 5.0%
British Land Co. PLC, REIT	113,953	$ 1,146,473
Derwent London PLC, REIT	53,610	2,426,955
Great Portland Estates PLC, REIT	250,156	2,615,605
Hammerson PLC, REIT	254,610	2,115,478
Land Securities Group PLC, REIT	612,518	9,685,811
Safestore Holdings PLC, REIT	217,664	1,049,464
UNITE Group PLC	32,786	299,721

		19,339,507

United States - 53.0%
Alexandria Real Estate Equities, Inc., REIT	46,200	4,199,118
AvalonBay Communities, Inc., REIT	56,079	10,666,226
Boston Properties, Inc., REIT	26,930	3,422,264
CubeSmart, Class A, REIT	81,730	2,721,609
DCT Industrial Trust, Inc., REIT	85,800	3,386,526
DDR Corp., REIT	303,900	5,406,381
Digital Realty Trust, Inc., REIT	67,917	6,009,975
Equity Residential, REIT	198,036	14,858,641
Essex Property Trust, Inc., REIT	11,507	2,691,027
General Growth Properties, Inc., REIT	373,806	11,113,252
Healthcare Realty Trust, Inc., REIT	111,700	3,450,413
Healthcare Trust of America, Inc., Class A, REIT (A)	99,300	2,921,406
Highwoods Properties, Inc., REIT	55,800	2,667,798
Host Hotels & Resorts, Inc., REIT (A)	356,605	5,955,303
Kilroy Realty Corp., REIT (A)	93,600	5,791,032
Kimco Realty Corp., REIT	357,570	10,290,865
Paramount Group, Inc., REIT (A)	162,000	2,583,900
Pebblebrook Hotel Trust, REIT (A)	117,073	3,403,312
Post Properties, Inc., REIT	33,700	2,013,238
Prologis, Inc., Class A, REIT	181,010	7,997,022
Public Storage, REIT	53,830	14,847,929
Regency Centers Corp., REIT	55,600	4,161,660
Simon Property Group, Inc., REIT	105,159	21,840,473
SL Green Realty Corp., REIT (A)	62,100	6,016,248
Spirit Realty Capital, Inc., REIT	478,624	5,384,520
Sun Communities, Inc., REIT	55,600	3,981,516
Sunstone Hotel Investors, Inc., REIT	238,094	3,333,316
UDR, Inc., REIT (A)	168,284	6,483,983
VEREIT, Inc.	615,500	5,459,485
Vornado Realty Trust, Class A, REIT	91,485	8,638,929
Welltower, Inc., REIT	173,745	12,047,478

		203,744,845

Total Common Stocks (Cost $357,345,811)		381,716,853

SECURITIES LENDING COLLATERAL - 9.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (C)	37,606,878	37,606,878

Total Securities Lending Collateral (Cost $37,606,878)		37,606,878

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.2%

State Street Bank & Trust Co. 0.03% (C), dated 03/31/2016, to be repurchased at $804,611 on 04/01/2016. Collateralized by a U.S. Government Agency Obligation, 0.88%, due 02/22/2017, and with a value of $822,050.

$ 804,610	$ 804,610

Total Repurchase Agreement (Cost $804,610)	804,610

Total Investments (Cost $395,757,299) (D)	420,128,341
Net Other Assets (Liabilities) - (9.2)%	(35,562,675)

Net Assets - 100.0%	$ 384,565,666

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Real Estate Investment Trusts	75.8%	$ 318,329,088
Real Estate Management & Development	15.1	63,387,765

Investments, at Value	90.9	381,716,853
Short-Term Investments	9.1	38,411,488

Total Investments	100.0%	$ 420,128,341

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$203,744,845	$177,972,008	$—	$381,716,853
Securities Lending Collateral	37,606,878	—	—	37,606,878
Repurchase Agreement	—	804,610	—	804,610

Total Investments	$241,351,723	$178,776,618	$—	$420,128,341

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $36,345,639. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at March 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $395,757,299. Aggregate gross unrealized appreciation and depreciation for all securities is $34,854,625 and $10,483,583, respectively. Net unrealized appreciation for tax purposes is $24,371,042.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.0%
International Equity Funds - 73.5%
Transamerica Emerging Markets Equity (A)	1,676,765	$ 13,699,168
Transamerica Global Equity (A)	3,803,444	41,267,364
Transamerica Income & Growth (A)	4,494,265	41,931,495
Transamerica International Equity (A)	6,131,758	99,947,651
Transamerica International Equity Opportunities (A)	13,925,086	99,007,361
Transamerica International Small Cap (A)	8,934,616	82,377,163
Transamerica International Small Cap Value (A)	9,265,135	106,363,745
Transamerica TS&W International Equity VP (B)	584,156	6,992,349

		491,586,296

Money Market Fund - 0.0% (C)
Transamerica Money Market (A)	21,073	21,073

U.S. Alternative Fund - 1.1%
Transamerica Clarion Global Real Estate Securities VP (B)	569,569	7,381,609

U.S. Fixed Income Funds - 24.4%
Transamerica Aegon U.S. Government Securities VP (B)	2,006,180	24,395,146
Transamerica Bond (A)	682,421	6,182,737
Transamerica Core Bond (A)	1,752,775	17,738,078
Transamerica Floating Rate (A)	1,494,653	14,542,975
Transamerica High Yield Bond (A)	5,334,331	45,821,900
Transamerica Intermediate Bond (A)	1,414,198	14,424,817
Transamerica PIMCO Total Return VP (B)	1,689,618	19,092,682
Transamerica Short-Term Bond (A)	2,145,230	21,345,038

		163,543,373

Total Investment Companies (Cost $685,540,139)		662,532,351

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.03% (D), dated 03/31/2016, to be repurchased at $2,382,659 on 04/01/2016. Collateralized by a U.S. Government Obligation, 0.63%, due 06/30/2017, and with a value of $2,435,000.	$ 2,382,657	2,382,657

Total Repurchase Agreement (Cost $2,382,657)		2,382,657

Total Investments (Cost $687,922,796) (E)		664,915,008
Net Other Assets (Liabilities) - 0.6%		3,901,405

Net Assets - 100.0%		$ 668,816,413

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FUTURES CONTRACTS: (F)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Short	(900)	06/30/2016	$—	$(176,942)
10-Year U.S. Treasury Note	Long	395	06/21/2016	—	(189,716)
MSCI EAFE Mini Index	Short	(620)	06/17/2016	—	(112,135)
MSCI Emerging Markets Mini Index	Short	(460)	06/17/2016	—	(819,907)
U.S. Treasury Bond	Long	35	06/21/2016	47,615	—

Total				$47,615	$(1,298,700)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$662,532,351	$—	$—	$662,532,351
Repurchase Agreement	—	2,382,657	—	2,382,657

Total Investments	$662,532,351	$2,382,657	$—	$664,915,008

Other Financial Instruments
Futures Contracts (H)	$47,615	$—	$—	$47,615

Total Other Financial Instruments	$47,615	$—	$—	$47,615

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(1,298,700)	$—	$—	$(1,298,700)

Total Other Financial Instruments	$(1,298,700)	$—	$—	$(1,298,700)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate disclosed reflects the yield at March 31, 2016.
(E)

Aggregate cost for federal income tax purposes is $687,922,796. Aggregate gross unrealized appreciation and depreciation for all securities is $10,345,897 and $33,353,685, respectively. Net unrealized depreciation for tax purposes is $23,007,788.

(F)	Cash in the amount of $5,489,898 has been segregated by the broker as collateral to cover margin requirements for open futures contracts.
(G)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

EAFE	Europe, Australasia and Far East

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 57.3%
Aerospace & Defense - 4.6%
Boeing Co. (A)	117,793	$ 14,952,643
Honeywell International, Inc.	85,217	9,548,565
Northrop Grumman Corp.	31,739	6,281,148

		30,782,356

Automobiles - 1.1%
General Motors Co.	225,447	7,085,799

Banks - 1.6%
JPMorgan Chase & Co.	65,890	3,902,006
US Bancorp	163,290	6,627,941

		10,529,947

Beverages - 0.3%
Diageo PLC	72,998	1,972,627

Biotechnology - 5.8%
AbbVie, Inc., Class G	243,771	13,924,200
Amgen, Inc.	129,963	19,485,353
Celgene Corp. (B)	47,090	4,713,238
Regeneron Pharmaceuticals, Inc., Class A (B)	1,812	653,117

		38,775,908

Capital Markets - 0.7%
TD Ameritrade Holding Corp. (A)	155,111	4,890,650

Chemicals - 3.1%
E.I. du Pont de Nemours & Co.	123,781	7,837,813
LyondellBasell Industries NV, Class A	151,803	12,991,301

		20,829,114

Consumer Finance - 1.7%
American Express Co.	82,325	5,054,755
Synchrony Financial (B)	230,214	6,597,933

		11,652,688

Diversified Financial Services - 1.2%
CME Group, Inc., Class A	83,806	8,049,566

Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	21,462	3,381,982

Food Products - 0.9%
Hershey Co. (A)	63,838	5,878,841

Health Care Providers & Services - 1.0%
Aetna, Inc.	61,324	6,889,751

Hotels, Restaurants & Leisure - 2.2%
Norwegian Cruise Line Holdings, Ltd. (A) (B)	124,473	6,882,112
Six Flags Entertainment Corp. (A)	52,715	2,925,155
Starbucks Corp.	87,478	5,222,437

		15,029,704

Industrial Conglomerates - 1.2%
General Electric Co.	255,101	8,109,661

Insurance - 0.7%
Prudential PLC	262,554	4,905,980

	Shares	Value
COMMON STOCKS (continued)
Internet & Catalog Retail - 1.8%
Ctrip.com International, Ltd., ADR (B)	50,749	$ 2,246,151
Priceline Group, Inc. (B)	7,687	9,908,235

		12,154,386

Internet Software & Services - 3.2%
Alphabet, Inc., Class C	21,176	15,775,061
Yahoo!, Inc. (B)	157,956	5,814,361

		21,589,422

IT Services - 3.5%
Automatic Data Processing, Inc.	37,204	3,337,571
MasterCard, Inc., Class A	217,213	20,526,628

		23,864,199

Leisure Products - 0.6%
Mattel, Inc.	124,684	4,191,876

Media - 1.2%
Comcast Corp., Class A	65,821	4,020,347
Time Warner, Inc.	59,989	4,352,202

		8,372,549

Multiline Retail - 2.0%
Dollar Tree, Inc. (A) (B)	161,831	13,344,584

Pharmaceuticals - 5.2%
Allergan PLC (B)	51,403	13,777,546
Bristol-Myers Squibb Co.	219,953	14,050,598
Eli Lilly & Co.	98,310	7,079,303

		34,907,447

Real Estate Investment Trusts - 0.7%
Colony Capital, Inc. (A)	186,987	3,135,772
Outfront Media, Inc.	72,947	1,539,182

		4,674,954

Real Estate Management & Development - 0.9%
CBRE Group, Inc., Class A (B)	202,878	5,846,944

Software - 4.1%
Adobe Systems, Inc. (B)	86,399	8,104,226
Microsoft Corp.	350,406	19,352,924

		27,457,150

Specialty Retail - 2.0%
Home Depot, Inc.	101,631	13,560,624

Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	115,283	12,564,694

Textiles, Apparel & Luxury Goods - 2.3%
NIKE, Inc., Class B	250,727	15,412,189

Tobacco - 1.3%
Altria Group, Inc.	137,165	8,594,759

Total Common Stocks (Cost $369,493,452)		385,300,351

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
PREFERRED STOCKS - 0.5%
Banks - 0.2%
Citigroup Capital XIII
6.99% (C)	46,525	$ 1,223,142
Wells Fargo & Co.
6.63% (C)	6,450	189,179

		1,412,321

Capital Markets - 0.2%
Morgan Stanley
Series E, 7.13% (C)	12,300	349,935
Series F, 6.88% (C)	13,300	360,962
Morgan Stanley Capital Trust III
6.25%	2,916	74,854
Morgan Stanley Capital Trust IV
6.25%	713	18,238
Morgan Stanley Capital Trust V
5.75%	278	7,070
Morgan Stanley Capital Trust VIII
6.45%	1,200	30,732

		841,791

Consumer Finance - 0.1%
Discover Financial Services
Series B, 6.50%	26,125	696,231

Industrial Conglomerates - 0.0% (D)
General Electric Co.
4.70%	2,335	61,060

Total Preferred Stocks (Cost $2,895,383)		3,011,403

MASTER LIMITED PARTNERSHIP - 1.6%
Capital Markets - 1.6%
Blackstone Group, LP, Class A	379,386	10,641,777

Total Master Limited Partnership (Cost $11,317,268)		10,641,777

	Principal	Value
ASSET-BACKED SECURITIES - 1.0%
American Tower Trust I
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (E)	$ 141,000	140,896
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class E,
3.82%, 02/10/2020 (E)	881,000	890,967
Series 2013-4, Class D,
3.31%, 10/08/2019	53,000	54,026
Series 2015-2, Class D,
3.00%, 06/08/2021	214,000	212,006
Series 2016-1, Class D,
3.59%, 02/08/2022	407,000	408,244
Applebee’s Funding LLC / IHOP Funding LLC
Series 2014-1, Class A2,
4.28%, 09/05/2044 (E)	975,000	971,164
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2,
4.47%, 03/20/2043 (E)	440,255	439,711
DB Master Finance LLC
Series 2015-1A, Class A2I,
3.26%, 02/20/2045 (E)	186,120	183,244

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Domino’s Pizza Master Issuer LLC
Series 2012-1A, Class A2,
5.22%, 01/25/2042 (E)	$ 387,944	$ 397,003
Series 2015-1A, Class A2I,
3.48%, 10/25/2045 (E)	681,293	655,398
Santander Drive Auto Receivables Trust
Series 2012-6, Class D,
2.52%, 09/17/2018	34,000	34,225
Series 2013-4, Class E,
4.67%, 01/15/2020 (E)	987,000	989,773
Series 2015-1, Class D,
3.24%, 04/15/2021	209,000	210,605
Series 2015-4, Class D,
3.53%, 08/16/2021	435,000	436,015
Wendys Funding LLC
Series 2015-1A, Class A2I,
3.37%, 06/15/2045 (E)	626,850	615,354

Total Asset-Backed Securities (Cost $6,756,214)		6,638,631

CORPORATE DEBT SECURITIES - 14.1%
Aerospace & Defense - 0.0% (D)
Harris Corp.
4.25%, 10/01/2016	172,000	174,430

Airlines - 0.0% (D)
Southwest Airlines Co.
5.13%, 03/01/2017	231,000	238,772

Auto Components - 0.1%
Schaeffler Finance BV
4.25%, 05/15/2021 (E)	113,000	114,978
ZF North America Capital, Inc.
4.00%, 04/29/2020 (A) (E)	210,000	212,362
4.75%, 04/29/2025 (E)	222,000	220,890

		548,230

Automobiles - 0.4%
General Motors Co.
3.50%, 10/02/2018	470,000	481,110
4.88%, 10/02/2023	1,354,000	1,418,843
General Motors Financial Co., Inc.
3.10%, 01/15/2019	529,000	535,326

		2,435,279

Banks - 1.4%
Bank of America Corp.
4.45%, 03/03/2026	637,000	656,230
5.75%, 08/15/2016	205,000	208,411
6.30% (C), 03/10/2026 (F)	364,000	374,920
8.00% (C), 01/30/2018 (F)	357,000	349,414
CIT Group, Inc.
4.25%, 08/15/2017	1,220,000	1,241,484
5.50%, 02/15/2019 (E)	349,000	361,040
Citizens Financial Group, Inc.
4.30%, 12/03/2025	593,000	612,990
Goldman Sachs Group, Inc.
3.75%, 02/25/2026	641,000	657,393
JPMorgan Chase & Co.
4.25%, 10/01/2027	635,000	660,483
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	466,000	471,965
6.10%, 06/10/2023	1,168,000	1,196,319
Santander UK PLC
5.00%, 11/07/2023 (E)	1,992,000	2,021,693

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
SVB Financial Group
5.38%, 09/15/2020	$ 495,000	$ 550,029
Wells Fargo & Co.
5.88% (C), 06/15/2025 (F)	121,000	129,204
Zions Bancorporation
5.80% (C), 06/15/2023
Cash Rate 5.80% (F) (G)	69,000	65,550

		9,557,125

Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/2021	341,000	350,407
3.30%, 02/01/2023	906,000	941,899
3.65%, 02/01/2026	563,000	592,058

		1,884,364

Building Products - 0.1%
Masco Corp.
3.50%, 04/01/2021	155,000	156,162
Owens Corning
4.20%, 12/01/2024	244,000	243,685

		399,847

Capital Markets - 1.9%
Ameriprise Financial, Inc.
7.52% (C), 06/01/2066	1,180,000	1,147,550
Charles Schwab Corp.
3.00%, 03/10/2025	377,000	382,119
7.00% (C), 02/01/2022 (A) (F)	598,000	681,720
E*TRADE Financial Corp.
4.63%, 09/15/2023	871,000	868,823
5.38%, 11/15/2022	572,000	604,175
Goldman Sachs Capital I
6.35%, 02/15/2034	1,100,000	1,283,898
Goldman Sachs Group, Inc.
5.63%, 01/15/2017	261,000	269,264
Lazard Group LLC
3.75%, 02/13/2025	139,000	128,299
4.25%, 11/14/2020	986,000	1,029,666
6.85%, 06/15/2017	24,000	25,291
Morgan Stanley
2.45%, 02/01/2019, MTN	613,000	622,067
3.95%, 04/23/2027	470,000	470,497
4.88%, 11/01/2022	230,000	249,192
5.55% (C), 07/15/2020 (F)	621,000	612,151
Raymond James Financial, Inc.
4.25%, 04/15/2016	431,000	431,406
5.63%, 04/01/2024	1,532,000	1,697,197
Stifel Financial Corp.
4.25%, 07/18/2024	389,000	385,038
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	448,000	457,261
3.63%, 04/01/2025	1,171,000	1,225,916

		12,571,530

Chemicals - 0.2%
Albemarle Corp.
4.15%, 12/01/2024	473,000	468,269
5.45%, 12/01/2044	429,000	410,807
Ashland, Inc.
3.88%, 04/15/2018	157,000	162,299
6.88%, 05/15/2043	164,000	156,210

		1,197,585

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.0% (D)
Cintas Corp. No. 2
2.85%, 06/01/2016	$ 178,000	$ 178,634

Construction Materials - 0.4%
Hanson, Ltd.
6.13%, 08/15/2016	234,000	237,908
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	343,000	345,710
Vulcan Materials Co.
4.50%, 04/01/2025	906,000	930,915
7.00%, 06/15/2018	565,000	620,087
7.50%, 06/15/2021	209,000	247,665

		2,382,285

Consumer Finance - 0.6%
Ally Financial, Inc.
8.00%, 12/31/2018	108,000	116,640
American Express Co.
6.80% (C), 09/01/2066	775,000	776,938
American Express Credit Corp.
2.13%, 03/18/2019	1,153,000	1,163,709
Discover Financial Services
3.75%, 03/04/2025	411,000	400,042
3.95%, 11/06/2024	215,000	212,911
Ford Motor Credit Co. LLC
3.98%, 06/15/2016	858,000	863,439
Synchrony Financial
3.00%, 08/15/2019	739,000	750,716

		4,284,395

Containers & Packaging - 0.0% (D)
Ball Corp.
4.38%, 12/15/2020	291,000	302,822

Diversified Financial Services - 0.7%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
4.63%, 10/30/2020	373,000	382,325
Carlyle Holdings Finance LLC
3.88%, 02/01/2023 (E)	756,000	780,582
Intercontinental Exchange, Inc.
3.75%, 12/01/2025	472,000	481,832
LeasePlan Corp. NV
2.50%, 05/16/2018 (E)	1,166,000	1,155,834
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
4.88%, 04/15/2045 (E)	714,000	604,705
5.88%, 03/15/2022 (E)	770,000	800,800
Voya Financial, Inc.
5.65% (C), 05/15/2053	224,000	208,320

		4,414,398

Electric Utilities - 0.3%
IPALCO Enterprises, Inc.
5.00%, 05/01/2018	280,000	294,000
PPL WEM, Ltd. / Western Power Distribution, Ltd.
3.90%, 05/01/2016 (E)	244,000	244,410
5.38%, 05/01/2021 (E)	1,564,000	1,734,496

		2,272,906

Electronic Equipment, Instruments & Components - 0.2%
Trimble Navigation, Ltd.
4.75%, 12/01/2024	994,000	1,013,566

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2016 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.2%
Helmerich & Payne International Drilling Co.
4.65%, 03/15/2025	$ 623,000	$ 626,988
Oceaneering International, Inc.
4.65%, 11/15/2024	414,000	356,536

		983,524

Food & Staples Retailing - 0.3%
CVS Health Corp.
2.80%, 07/20/2020	977,000	1,013,982
4.75%, 12/01/2022 (E)	266,000	298,489
5.00%, 12/01/2024 (E)	302,000	346,223
Sysco Corp.
2.50%, 07/15/2021 (H)	131,000	132,522
3.30%, 07/15/2026 (H)	329,000	333,706

		2,124,922

Food Products - 0.4%
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (E)	401,000	411,884
3.50%, 07/15/2022 (E)	309,000	324,291
Smithfield Foods, Inc.
5.25%, 08/01/2018 (E)	34,000	34,510
Tyson Foods, Inc.
6.60%, 04/01/2016	427,000	427,000
WM Wrigley Jr. Co.
2.40%, 10/21/2018 (E)	1,396,000	1,409,940
3.38%, 10/21/2020 (E)	248,000	258,254

		2,865,879

Gas Utilities - 0.0% (D)
NGL Energy Partners, LP / NGL Energy Finance Corp.
5.13%, 07/15/2019	220,000	133,100

Health Care Equipment & Supplies - 0.2%
Becton Dickinson and Co.
1.80%, 12/15/2017	452,000	453,900
Life Technologies Corp.
6.00%, 03/01/2020	463,000	518,816
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/2022	392,000	397,815

		1,370,531

Health Care Providers & Services - 0.2%
Express Scripts Holding Co.
4.50%, 02/25/2026	214,000	221,569
Fresenius Medical Care US Finance II, Inc.
5.88%, 01/31/2022 (E)	347,000	381,179
HCA, Inc.
3.75%, 03/15/2019	261,000	267,368
5.25%, 06/15/2026	634,000	649,850

		1,519,966

Hotels, Restaurants & Leisure - 0.2%
1011778 BC ULC / New Red Finance, Inc.
4.63%, 01/15/2022 (E)	741,000	753,968
Brinker International, Inc.
3.88%, 05/15/2023	766,000	752,182

		1,506,150

Household Durables - 0.5%
DR Horton, Inc.
3.75%, 03/01/2019	388,000	395,760
4.75%, 05/15/2017	70,000	71,575

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables (continued)
MDC Holdings, Inc.
5.50%, 01/15/2024	$ 239,000	$ 228,842
Newell Rubbermaid, Inc.
3.15%, 04/01/2021	171,000	175,654
3.85%, 04/01/2023	162,000	168,012
4.20%, 04/01/2026	1,308,000	1,368,226
5.50%, 04/01/2046	204,000	221,625
Toll Brothers Finance Corp.
4.00%, 12/31/2018	133,000	137,655
4.38%, 04/15/2023	56,000	54,740
5.88%, 02/15/2022	170,000	181,475

		3,003,564

Industrial Conglomerates - 0.1%
General Electric Co.
5.00% (C), 01/21/2021 (F)	518,000	533,540

Insurance - 0.4%
Berkshire Hathaway, Inc.
2.75%, 03/15/2023	516,000	526,241
3.13%, 03/15/2026	417,000	427,569
CNO Financial Group, Inc.
4.50%, 05/30/2020	151,000	154,020
5.25%, 05/30/2025	478,000	488,755
Primerica, Inc.
4.75%, 07/15/2022	1,064,000	1,148,828

		2,745,413

IT Services - 0.5%
Fidelity National Information Services, Inc.
3.63%, 10/15/2020	336,000	347,264
4.50%, 10/15/2022	406,000	432,961
5.00%, 03/15/2022 - 10/15/2025	1,220,000	1,313,472
Total System Services, Inc.
4.80%, 04/01/2026	888,000	916,278

		3,009,975

Life Sciences Tools & Services - 0.0% (D)
Thermo Fisher Scientific, Inc.
3.30%, 02/15/2022	279,000	284,403

Machinery - 0.0% (D)
CNH Industrial Capital LLC
3.63%, 04/15/2018	161,000	161,000

Media - 0.3%
CCO Safari II LLC
4.46%, 07/23/2022 (E)	586,000	612,527
4.91%, 07/23/2025 (E)	997,000	1,051,652
UBM PLC
5.75%, 11/03/2020 (E)	362,000	392,105

		2,056,284

Metals & Mining - 0.2%
Alcoa, Inc.
5.13%, 10/01/2024 (A)	693,000	657,269
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	617,000	594,785

		1,252,054

Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp.
4.85%, 03/15/2021	86,000	86,912
5.55%, 03/15/2026	313,000	315,756
6.38%, 09/15/2017	153,000	160,340
6.60%, 03/15/2046	313,000	319,547

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2016 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources, Ltd.
5.70%, 05/15/2017	$ 97,000	$ 99,990
5.90%, 02/01/2018	205,000	212,681
Cimarex Energy Co.
4.38%, 06/01/2024	175,000	172,311
5.88%, 05/01/2022	296,000	305,765
ConocoPhillips Co.
4.20%, 03/15/2021	394,000	411,460
4.95%, 03/15/2026	787,000	821,582
5.95%, 03/15/2046	99,000	106,500
Devon Energy Corp.
2.25%, 12/15/2018	353,000	329,451
Energy Transfer Partners, LP
4.15%, 10/01/2020	215,000	206,571
Hess Corp.
8.13%, 02/15/2019	156,000	171,397
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	1,008,000	948,909
4.30%, 05/01/2024	282,000	267,996
5.00%, 10/01/2021	233,000	237,729
Motiva Enterprises LLC
5.75%, 01/15/2020 (E)	354,000	369,158
Phillips 66 Partners, LP
3.61%, 02/15/2025	178,000	161,750
Spectra Energy Partners, LP
4.75%, 03/15/2024	763,000	821,953
Western Gas Partners, LP
5.38%, 06/01/2021	937,000	906,668

		7,434,426

Paper & Forest Products - 0.2%
Georgia-Pacific LLC
3.16%, 11/15/2021 (E)	883,000	900,812
3.60%, 03/01/2025 (E)	471,000	487,253

		1,388,065

Pharmaceuticals - 0.2%
Actavis Funding SCS
3.00%, 03/12/2020	833,000	856,497
4.55%, 03/15/2035	458,000	471,882

		1,328,379

Professional Services - 0.6%
Total System Services, Inc.
3.80%, 04/01/2021	318,000	327,032
Verisk Analytics, Inc.
4.00%, 06/15/2025	721,000	726,332
4.13%, 09/12/2022	99,000	102,651
4.88%, 01/15/2019	547,000	576,850
5.50%, 06/15/2045	711,000	694,826
5.80%, 05/01/2021	1,667,000	1,867,503

		4,295,194

Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc.
2.75%, 01/15/2020	536,000	535,017
4.50%, 07/30/2029	367,000	369,223
4.60%, 04/01/2022	1,054,000	1,135,963
American Tower Corp.
3.30%, 02/15/2021	556,000	565,520
4.40%, 02/15/2026	301,000	318,288
Senior Housing Properties Trust
6.75%, 04/15/2020 - 12/15/2021	229,000	252,298
SL Green Realty Corp.
5.00%, 08/15/2018	254,000	266,769
7.75%, 03/15/2020	1,330,000	1,557,169

		5,000,247

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development - 0.2%
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	$ 292,000	$ 299,998
Kennedy-Wilson, Inc.
5.88%, 04/01/2024	808,000	789,820

		1,089,818

Semiconductors & Semiconductor Equipment - 0.3%
National Semiconductor Corp.
6.60%, 06/15/2017	625,000	666,226
TSMC Global, Ltd.
1.63%, 04/03/2018 (E)	1,264,000	1,256,795

		1,923,021

Software - 0.2%
Autodesk, Inc.
3.60%, 12/15/2022	69,000	68,719
Cadence Design Systems, Inc.
4.38%, 10/15/2024	1,027,000	1,040,598

		1,109,317

Technology Hardware, Storage & Peripherals - 0.2%
Seagate HDD Cayman
4.75%, 01/01/2025	1,423,000	1,111,444
4.88%, 06/01/2027 (E)	413,000	310,927
5.75%, 12/01/2034	217,000	154,149

		1,576,520

Trading Companies & Distributors - 0.1%
International Lease Finance Corp.
6.75%, 09/01/2016 (E)	526,000	533,890
8.75%, 03/15/2017	214,000	225,428

		759,318

Transportation Infrastructure - 0.2%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.50%, 06/15/2019 (E)	382,000	379,808
3.38%, 03/15/2018 (E)	905,000	923,709
4.25%, 01/17/2023 (E)	177,000	179,355
4.88%, 07/11/2022 (E)	52,000	55,524

		1,538,396

Wireless Telecommunication Services - 0.0% (D)
SBA Tower Trust
2.93%, 12/15/2042 (E)	55,000	54,755

Total Corporate Debt Securities (Cost $94,972,120)		94,903,929

MORTGAGE-BACKED SECURITIES - 1.1%
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class F,
3.60% (C), 04/14/2033 (E)	271,000	226,148
Banc of America Commercial Mortgage Trust
Series 2006-6, Class AJ,
5.42%, 10/10/2045	1,700,000	1,695,424
Series 2007-3, Class AJ,
5.54% (C), 06/10/2049	218,784	217,141

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2016 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Boca Hotel Portfolio Trust
Series 2013-BOCA, Class D,
3.49% (C), 08/15/2026 (E)	$ 100,000	$ 99,655
COMM Mortgage Trust
Series 2007-C9, Class AJ,
5.65% (C), 12/10/2049	835,061	835,859
Commercial Mortgage Trust
Series 2007-GG11, Class AM,
5.87% (C), 12/10/2049	300,525	309,008
Core Industrial Trust
Series 2015-TEXW, Class E,
3.85% (C), 02/10/2034 (E)	287,000	281,024
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX,
3.38% (C), 12/15/2019 (E)	132,000	124,943
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.44% (C), 12/10/2027 (E)	200,000	190,868
Hilton USA Trust
Series 2013-HLT, Class EFX,
5.22% (C), 11/05/2030 (E)	102,000	102,600
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-CSMO, Class B,
2.24% (C), 01/15/2032 (E)	189,000	184,433
Series 2015-CSMO, Class E,
4.39% (C), 01/15/2032 (E)	164,000	157,106
Series 2015-SGP, Class B,
3.19% (C), 07/15/2036 (E)	100,000	99,088
Series 2015-SGP, Class D,
4.94% (C), 07/15/2036 (E)	300,000	292,040
Series 2015-UES, Class E,
3.62% (C), 09/05/2032 (E)	236,000	221,949
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class AJ,
5.48%, 02/15/2040	251,109	250,596
Series 2007-C2, Class AM,
5.49% (C), 02/15/2040	82,521	83,817
Series 2007-C7, Class AJ,
6.24% (C), 09/15/2045	219,940	214,830
Starwood Retail Property Trust
Series 2014-STAR, Class D,
3.69% (C), 11/15/2027 (E)	311,000	292,626
Series 2014-STAR, Class E,
4.59% (C), 11/15/2027 (E)	185,000	172,561
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class AM,
5.38%, 12/15/2043	216,321	220,217
Series 2007-C31, Class AJ,
5.66% (C), 04/15/2047	290,831	287,915
Series 2007-C33, Class AJ,
5.95% (C), 02/15/2051	355,848	350,544
Series 2007-C34, Class AJ,
5.95% (C), 05/15/2046	170,309	169,141
Wells Fargo Commercial Mortgage Trust
Series 2014-TISH, Class SCH1,
3.19% (C), 01/15/2027 (E)	73,000	69,483
Series 2014-TISH, Class WTS1,
2.69% (C), 02/15/2027 (E)	135,000	128,749
Series 2014-TISH, Class WTS2,
3.69% (C), 02/15/2027 (E)	35,000	34,183

Total Mortgage-Backed Securities (Cost $7,593,159)		7,311,948

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.5%
Federal Home Loan Mortgage Corp.
3.50%, 07/01/2029 - 02/01/2044	$ 1,392,510	$ 1,470,789
4.00%, 08/01/2044	847,214	920,055
4.50%, 09/01/2044 - 02/01/2046	4,075,845	4,544,226
5.00%, 06/01/2020 - 03/01/2042	334,366	374,312
5.50%, 12/01/2028 - 09/01/2041	2,247,405	2,515,593
6.00%, 04/01/2040	166,122	194,353
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
2.63% (C), 03/25/2025	349,000	350,149
2.83% (C), 10/25/2024	218,469	220,441
3.08% (C), 10/25/2024	250,000	252,551
Federal National Mortgage Association
3.50%, 10/01/2029 - 12/01/2045	9,316,756	9,853,772
4.00%, 06/01/2029 - 09/01/2045	8,628,392	9,315,068
4.50%, 08/01/2041 - 02/01/2046	10,060,874	11,169,041
5.00%, 09/01/2029 - 07/01/2044	1,628,224	1,835,485
5.50%, 03/01/2040 - 05/01/2044	5,277,093	5,956,212
6.00%, 10/01/2035 - 10/01/2038	128,962	145,926
7.00%, 02/01/2039	18,616	21,585
FREMF Mortgage Trust
Series 2010-KSCT, Class B,
2.00%, 01/25/2020 (E) (I)	142,042	130,311
Government National Mortgage Association
3.50%, 05/20/2042	23,259	24,762
4.00%, 01/15/2045 - 11/20/2045	4,384,648	4,740,698
4.50%, 05/15/2041 - 05/15/2044	827,078	911,041
4.90%, 10/15/2034	96,086	106,650
5.00%, 10/15/2039 - 09/20/2045	6,302,413	6,999,931
5.10%, 01/15/2032	81,192	92,601
5.50%, 09/15/2035 - 07/20/2042	660,161	746,805
6.00%, 11/20/2034 - 02/20/2043	674,950	773,471
7.50%, 08/15/2033	268,500	320,147

Total U.S. Government Agency Obligations (Cost $63,768,006)		63,985,975

U.S. GOVERNMENT OBLIGATIONS - 13.7%
U.S. Treasury Bond
2.50%, 02/15/2045 - 02/15/2046	2,422,000	2,361,559
2.88%, 08/15/2045	968,000	1,018,215
3.00%, 05/15/2045 - 11/15/2045	6,494,000	7,010,113
3.38%, 05/15/2044	520,000	602,814
3.63%, 02/15/2044	580,000	703,635
3.75%, 11/15/2043	1,954,000	2,426,929
U.S. Treasury Note
0.75%, 01/31/2018 - 02/15/2019 (A)	7,091,000	7,087,310
0.88%, 04/30/2017	887,000	889,114
1.00%, 12/31/2017 - 09/15/2018 (A)	4,938,000	4,961,634
1.13%, 01/15/2019	294,000	296,297
1.13%, 02/28/2021 (A)	7,820,000	7,787,922
1.25%, 10/31/2018	2,700,000	2,729,319
1.38%, 09/30/2018	6,935,000	7,033,068
1.38%, 01/31/2021 (A)	2,728,000	2,747,609
1.50%, 08/31/2018 - 10/31/2019	3,902,000	3,968,969
1.63%, 07/31/2019 - 12/31/2019	5,578,000	5,697,731
1.63%, 02/15/2026 (A)	2,803,000	2,762,270
1.75%, 09/30/2019 - 05/15/2023	5,093,000	5,213,184
2.00%, 02/15/2025 - 08/15/2025	3,238,000	3,301,062
2.13%, 09/30/2021 - 12/31/2021	4,149,000	4,316,752
2.25%, 11/15/2025	10,166,000	10,580,183

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2016 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Note (continued)
2.50%, 08/15/2023 - 05/15/2024	$ 4,566,000	$ 4,861,521
2.75%, 11/15/2023 (A)	3,694,000	4,001,064

Total U.S. Government Obligations (Cost $90,940,032)		92,358,274

	Shares	Value
SECURITIES LENDING COLLATERAL - 8.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (J)	58,395,092	58,395,092

Total Securities Lending Collateral (Cost $58,395,092)		58,395,092

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
State Street Bank & Trust Co. 0.03% (J), dated 03/31/2016, to be repurchased at $12,575,676 on 04/01/2016. Collateralized by a U.S. Government Obligation, 0.60% (J), due 02/02/2017, and with a value of $12,830,525.	$ 12,575,666	12,575,666

Total Repurchase Agreement (Cost $12,575,666)		12,575,666

Total Investments (Cost $718,706,392) (K)		735,123,046
Net Other Assets (Liabilities) - (9.4)%		(63,233,106)

Net Assets - 100.0%		$ 671,889,940

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	04/14/2016	GBP	132,000	USD	186,582	$3,011	$—
BOA	04/14/2016	USD	1,313,438	GBP	920,600	—	(8,828)
CSFB	04/07/2016	GBP	477,000	USD	686,284	—	(1,179)
CSFB	04/07/2016	USD	675,599	GBP	477,000	—	(9,506)
CSFB	05/12/2016	USD	686,298	GBP	477,000	1,122	—
HSBC	04/28/2016	USD	523,586	GBP	371,000	—	(9,308)
JPM	04/14/2016	USD	637,702	GBP	445,000	1,310	(2,765)
RBC	04/07/2016	GBP	257,000	USD	369,695	—	(571)
RBC	04/07/2016	USD	362,270	GBP	257,000	—	(6,854)
RBC	05/12/2016	USD	369,715	GBP	257,000	553	—

Total						$5,996	$(39,011)

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2016 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$378,421,744	$6,878,607	$—	$385,300,351
Preferred Stocks	3,011,403	—	—	3,011,403
Master Limited Partnership	10,641,777	—	—	10,641,777
Asset-Backed Securities	—	6,638,631	—	6,638,631
Corporate Debt Securities	—	94,903,929	—	94,903,929
Mortgage-Backed Securities	—	7,311,948	—	7,311,948
U.S. Government Agency Obligations	—	63,985,975	—	63,985,975
U.S. Government Obligations	—	92,358,274	—	92,358,274
Securities Lending Collateral	58,395,092	—	—	58,395,092
Repurchase Agreement	—	12,575,666	—	12,575,666

Total Investments	$450,470,016	$284,653,030	$—	$735,123,046

Other Financial Instruments
Forward Foreign Currency Contracts (M)	$—	$5,996	$—	$5,996

Total Other Financial Instruments	$—	$5,996	$—	$5,996

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (M)	$—	$(39,011)	$—	$(39,011)

Total Other Financial Instruments	$—	$(39,011)	$—	$(39,011)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $57,179,415. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Floating or variable coupon rate. The rate disclosed is as of March 31, 2016.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At March 31, 2016, the total aggregate value of 144A securities is $28,070,075, representing 4.2% of the Portfolio’s net assets.

(F)	Perpetual maturity. The date displayed is the next call date.
(G)

Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(H)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after March 31, 2016.
(I)	Illiquid security. At March 31, 2016, total aggregate value of illiquid securities is $130,311, representing less than 0.1% of the Portfolio’s net assets.
(J)	Rate disclosed reflects the yield at March 31, 2016.

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2016 Form N-Q

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(K)

Aggregate cost for federal income tax purposes is $718,706,392. Aggregate gross unrealized appreciation and depreciation for all securities is $29,425,073 and $13,008,419, respectively. Net unrealized appreciation for tax purposes is $16,416,654.

(L)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(M)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

GBP	Pound Sterling
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America
CSFB	Credit Suisse First Boston
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
RBC	Royal Bank of Canada

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2016 Form N-Q

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 1.5%
Boeing Co. (A)	95,702	$ 12,148,412

Automobiles - 1.3%
Tesla Motors, Inc. (A) (B)	44,224	10,161,348

Beverages - 1.4%
Constellation Brands, Inc., Class A	15,534	2,347,032
Monster Beverage Corp. (B)	64,057	8,543,923

		10,890,955

Biotechnology - 6.5%
Alexion Pharmaceuticals, Inc. (B)	82,321	11,460,730
Biogen, Inc. (B)	39,780	10,355,530
BioMarin Pharmaceutical, Inc. (B)	55,199	4,552,813
Celgene Corp. (B)	152,132	15,226,892
Regeneron Pharmaceuticals, Inc., Class A (B)	26,426	9,524,987

		51,120,952

Capital Markets - 0.5%
Morgan Stanley	156,808	3,921,768

Chemicals - 0.8%
Monsanto Co.	70,749	6,207,517

Communications Equipment - 0.8%
Palo Alto Networks, Inc. (B)	39,737	6,482,694

Diversified Financial Services - 1.2%
McGraw Hill Financial, Inc.	93,958	9,299,963

Energy Equipment & Services - 0.5%
Schlumberger, Ltd.	55,010	4,056,988

Food & Staples Retailing - 3.7%
Costco Wholesale Corp.	92,124	14,516,900
Kroger Co.	373,033	14,268,512

		28,785,412

Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	299,535	12,529,549

Hotels, Restaurants & Leisure - 5.3%
Marriott International, Inc., Class A (A)	207,095	14,741,022
McDonald’s Corp.	93,099	11,700,682
Starbucks Corp.	262,370	15,663,489

		42,105,193

Industrial Conglomerates - 0.5%
General Electric Co.	123,434	3,923,967

Internet & Catalog Retail - 9.3%
Amazon.com, Inc. (B)	66,969	39,755,477
JD.com, Inc., ADR (B)	161,513	4,280,094
Netflix, Inc. (B)	172,447	17,629,257
Priceline Group, Inc. (B)	9,135	11,774,650

		73,439,478

Internet Software & Services - 15.2%
Alibaba Group Holding, Ltd., ADR (B)	154,168	12,183,897
Alphabet, Inc., Class A (B)	31,853	24,300,654
Alphabet, Inc., Class C (B)	33,354	24,847,062

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
Facebook, Inc., Class A (B)	346,272	$ 39,509,635
Tencent Holdings, Ltd.	924,237	18,884,228

		119,725,476

IT Services - 7.8%
FleetCor Technologies, Inc. (B)	66,120	9,835,350
MasterCard, Inc., Class A	252,936	23,902,452
Visa, Inc., Class A (A)	357,309	27,326,992

		61,064,794

Life Sciences Tools & Services - 1.3%
Illumina, Inc. (B)	64,386	10,437,614

Media - 3.0%
Time Warner, Inc.	127,792	9,271,310
Walt Disney Co.	144,503	14,350,593

		23,621,903

Oil, Gas & Consumable Fuels - 1.1%
Concho Resources, Inc. (B)	85,630	8,652,055

Pharmaceuticals - 6.5%
Allergan PLC (B)	40,391	10,826,000
Bristol-Myers Squibb Co.	267,763	17,104,700
Novo Nordisk A/S, ADR	193,199	10,469,454
Shire PLC, Class B, ADR (A)	73,319	12,603,536

		51,003,690

Real Estate Investment Trusts - 1.3%
American Tower Corp., Class A	101,065	10,346,024

Semiconductors & Semiconductor Equipment - 1.3%
NVIDIA Corp. (A)	62,689	2,233,609
NXP Semiconductors NV (B)	99,494	8,065,979

		10,299,588

Software - 10.4%
Adobe Systems, Inc. (B)	190,514	17,870,213
Atlassian Corp. PLC, Class A (B)	14,052	353,408
Microsoft Corp.	332,798	18,380,433
Red Hat, Inc. (B)	169,484	12,628,253
salesforce.com, Inc. (B)	231,390	17,083,524
Splunk, Inc. (A) (B)	134,964	6,603,788
Workday, Inc., Class A (A) (B)	116,890	8,981,828

		81,901,447

Specialty Retail - 7.8%
Home Depot, Inc.	73,360	9,788,425
Industria de Diseno Textil SA	538,511	18,116,591
L Brands, Inc.	57,078	5,012,019
O’Reilly Automotive, Inc. (B)	59,551	16,296,727
TJX Cos., Inc.	159,011	12,458,512

		61,672,274

Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	331,908	36,174,653

Textiles, Apparel & Luxury Goods - 4.7%
NIKE, Inc., Class B	395,015	24,281,572
Under Armour, Inc., Class A (A) (B)	152,037	12,897,299

		37,178,871

Total Common Stocks (Cost $611,378,727)		787,152,585

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 10.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (C)	80,255,063	$ 80,255,063

Total Securities Lending Collateral (Cost $80,255,063)		80,255,063

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
State Street Bank & Trust Co. 0.03% (C), dated 03/31/2016, to be repurchased at $2,575,533 on 04/01/2016. Collateralized by a U.S. Government Agency Obligation, 0.88%, due 03/19/2018, and with a value of $2,629,300.	$ 2,575,531	2,575,531

Total Repurchase Agreement (Cost $2,575,531)		2,575,531

Total Investments (Cost $694,209,321) (D)		869,983,179
Net Other Assets (Liabilities) - (10.4)%		(82,114,806)

Net Assets - 100.0%		$ 787,868,373

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$750,151,766	$37,000,819	$—	$787,152,585
Securities Lending Collateral	80,255,063	—	—	80,255,063
Repurchase Agreement	—	2,575,531	—	2,575,531

Total Investments	$830,406,829	$39,576,350	$—	$869,983,179

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $78,521,173. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at March 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $694,209,321. Aggregate gross unrealized appreciation and depreciation for all securities is $194,913,309 and $19,139,451, respectively. Net unrealized appreciation for tax purposes is $175,773,858.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 10.3%
Academic Loan Funding Trust
Series 2012-1A, Class A1,
1.23% (A), 12/27/2022 (B)	$ 141,885	$ 140,982
Ally Auto Receivables Trust
Series 2013-2, Class A4,
1.24%, 11/15/2018	75,000	75,035
Series 2014-SN2, Class A3,
1.03%, 09/20/2017	132,000	131,906
Series 2015-SN1, Class A2A,
0.93%, 06/20/2017	205,560	205,511
Series 2015-SN1, Class A3,
1.21%, 12/20/2017	152,000	151,999
Ally Master Owner Trust
Series 2015-3, Class A,
1.63%, 05/15/2020	500,000	499,279
American Credit Acceptance Receivables Trust
Series 2014-4, Class A,
1.33%, 07/10/2018 (B)	57,987	57,921
Series 2015-1, Class A,
1.43%, 08/12/2019 (B)	166,524	166,186
Series 2015-2, Class A,
1.57%, 06/12/2019 (B)	238,102	237,976
American Homes 4 Rent Trust
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (B)	150,000	148,318
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (B)	175,000	173,347
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (B)	245,887	250,199
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (B)	292,500	278,315
Series 2015-SFR2, Class E,
6.07%, 10/17/2045 (B)	330,000	327,215
American Tower Trust I
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (B)	363,000	362,732
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (B)	350,000	350,006
AmeriCredit Automobile Receivables Trust
Series 2013-5, Class A3,
0.90%, 09/10/2018	156,591	156,450
Series 2014-1, Class A3,
0.90%, 02/08/2019	597,216	596,077
ARLP Securitization Trust
Series 2015-1, Class A1,
3.97% (A), 05/25/2055 (B)	545,419	532,711
AXIS Equipment Finance Receivables II LLC
Series 2013-1A, Class A,
1.75%, 03/20/2017 (B)	16,003	16,002
AXIS Equipment Finance Receivables III LLC
Series 2015-1A, Class A2,
1.90%, 03/20/2020 (B)	282,419	281,835
B2R Mortgage Trust
Series 2015-1, Class A1,
2.52%, 05/15/2048 (B)	228,096	221,530
Series 2015-2, Class A,
3.34%, 11/15/2048 (B)	601,542	614,302
Banc of America Funding Corp.
Series 2012-R6, Class 1A1,
3.00%, 10/26/2039 (B) (C)	194,389	191,072

	Principal	Value
ASSET-BACKED SECURITIES (continued)
BCC Funding Corp. X
Series 2015-1, Class A2,
2.22%, 10/20/2020 (B)	$ 501,000	$ 500,046
Blue Elephant Loan Trust
Series 2015-1, Class A,
3.12%, 12/15/2022 (B)	261,457	261,089
BMW Vehicle Owner Trust
Series 2014-A, Class A2,
0.53%, 04/25/2017	21,584	21,576
Series 2014-A, Class A3,
0.97%, 11/26/2018	240,000	240,035
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (B)	68,013	67,812
California Republic Auto Receivables Trust
Series 2015-1, Class A3,
1.33%, 04/15/2019	600,000	599,588
CAM Mortgage LLC
Series 2015-1, Class A,
3.50% (A), 07/15/2064 (B)	319,487	319,774
Capital Auto Receivables Asset Trust
Series 2013-3, Class A3,
1.31%, 12/20/2017	156,686	156,735
Series 2014-2, Class A2,
0.91%, 04/20/2017	30,723	30,712
Series 2014-2, Class A3,
1.26%, 05/21/2018	600,000	599,723
CarFinance Capital Auto Trust
Series 2014-1A, Class A,
1.46%, 12/17/2018 (B)	54,805	54,756
Series 2014-1A, Class B,
2.72%, 04/15/2020 (B)	125,000	125,135
Series 2014-2A, Class A,
1.44%, 11/16/2020 (B)	479,698	477,151
Series 2015-1A, Class A,
1.75%, 06/15/2021 (B)	159,610	158,842
Carlyle Global Market Strategies Commodities Funding, Ltd.
Series 2014-1A, Class A,
2.52% (A), 10/15/2021 (B) (C)	433,334	433,334
CarMax Auto Owner Trust
Series 2013-1, Class A3,
0.60%, 10/16/2017	19,765	19,755
Series 2013-4, Class A3,
0.80%, 07/16/2018	47,688	47,644
Series 2013-4, Class A4,
1.28%, 05/15/2019	83,000	82,897
Series 2014-2, Class A3,
0.98%, 01/15/2019	711,787	710,729
CarNow Auto Receivables Trust
Series 2015-1A, Class A,
1.69%, 01/15/2020 (B)	382,456	381,467
Chase Funding Trust
Series 2003-6, Class 1A7,
4.28% (A), 11/25/2034	65,534	66,727
Chrysler Capital Auto Receivables Trust
Series 2014-AA, Class A3,
0.83%, 09/17/2018 (B)	121,642	121,501
Citi Held For Asset Issuance
Series 2015-PM1, Class A,
1.85%, 12/15/2021 (B)	305,587	304,973
Series 2016-MF1, Class A,
4.48%, 08/15/2022 (B)	613,226	611,559
Series 2016-MF1, Class B,
6.64%, 08/15/2022 (B)	650,000	646,996
Series 2016-PM1, Class A,
4.65%, 04/15/2025 (B)	510,000	507,750

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Concord Funding Co. LLC
Series 2012-2, Class A,
3.15%, 01/15/2017 (B)	$ 350,000	$ 350,000
Consumer Credit Origination Loan Trust
Series 2015-1, Class A,
2.82%, 03/15/2021 (B)	118,508	118,541
CPS Auto Receivables Trust
Series 2011-C, Class A,
4.21%, 03/15/2019 (B)	15,417	15,425
Series 2012-A, Class A,
2.78%, 06/17/2019 (B)	9,049	9,065
Series 2012-B, Class A,
2.52%, 09/16/2019 (B)	64,187	64,239
Series 2013-A, Class A,
1.31%, 06/15/2020 (B)	52,363	51,779
Series 2013-D, Class A,
1.54%, 07/16/2018 (B)	117,068	116,827
Series 2014-A, Class A,
1.21%, 08/15/2018 (B)	99,708	99,367
Series 2014-B, Class A,
1.11%, 11/15/2018 (B)	234,879	233,603
Series 2014-C, Class A,
1.31%, 02/15/2019 (B)	332,268	330,459
Series 2014-C, Class C,
3.77%, 08/17/2020 (B)	100,000	99,023
Series 2014-D, Class A,
1.49%, 04/15/2019 (B)	380,636	378,484
Series 2014-D, Class C,
4.35%, 11/16/2020 (B)	100,000	96,596
Series 2015-A, Class A,
1.53%, 07/15/2019 (B)	333,534	331,174
Series 2015-B, Class A,
1.65%, 11/15/2019 (B)	479,437	476,292
Series 2015-C, Class D,
4.63%, 08/16/2021 (B)	344,000	345,147
Series 2016-A, Class A,
2.25%, 10/15/2019 (B)	417,844	417,829
CPS Auto Trust
Series 2012-C, Class A,
1.82%, 12/16/2019 (B)	41,066	40,994
Series 2012-D, Class A,
1.48%, 03/16/2020 (B)	21,503	21,392
Credit Acceptance Auto Loan Trust
Series 2014-1A, Class A,
1.55%, 10/15/2021 (B)	500,000	498,845
Series 2014-2A, Class A,
1.88%, 03/15/2022 (B)	950,000	948,669
Series 2015-2A, Class A,
2.40%, 02/15/2023 (B)	524,000	523,246
Drive Auto Receivables Trust
Series 2015-AA, Class D,
4.12%, 07/15/2022 (B)	294,000	291,671
Series 2015-BA, Class B,
2.12%, 06/17/2019 (B)	408,000	408,186
Series 2015-BA, Class D,
3.84%, 07/15/2021 (B)	400,000	393,649
Series 2015-DA, Class D,
4.59%, 01/17/2023 (B)	286,000	281,885
DT Auto Owner Trust
Series 2014-3A, Class A,
0.98%, 04/16/2018 (B)	70,343	70,266
Series 2015-1A, Class A,
1.06%, 09/17/2018 (B)	98,406	98,337
Series 2016-1A, Class A,
2.00%, 09/16/2019 (B)	556,597	557,826

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust
Series 2014-1A, Class A,
1.29%, 05/15/2018 (B)	$ 30,811	$ 30,802
Series 2014-2A, Class A,
1.06%, 08/15/2018 (B)	41,344	41,270
Series 2014-3A, Class A,
1.32%, 01/15/2019 (B)	274,764	273,996
Series 2015-1A, Class A,
1.60%, 06/17/2019 (B)	262,454	261,972
Series 2015-2A, Class A,
1.54%, 11/15/2019 (B)	286,763	285,694
Series 2016-1A, Class A,
2.35%, 07/15/2020 (B)	295,181	295,222
Series 2016-1A, Class C,
5.27%, 10/15/2021 (B)	445,000	445,677
Fifth Third Auto Trust
Series 2014-3, Class A2A,
0.57%, 05/15/2017	22,296	22,290
Series 2014-3, Class A3,
0.96%, 03/15/2019	103,000	102,797
First Investors Auto Owner Trust
Series 2013-1A, Class A2,
0.90%, 10/15/2018 (B)	10,821	10,817
Series 2013-3A, Class A3,
1.44%, 10/15/2019 (B)	195,658	195,551
Series 2014-3A, Class A2,
1.06%, 11/15/2018 (B)	164,091	163,841
Series 2014-3A, Class A3,
1.67%, 11/16/2020 (B)	351,000	349,439
Series 2015-1A, Class A2,
1.21%, 04/15/2019 (B)	265,451	264,886
Series 2015-2A, Class A1,
1.59%, 12/16/2019 (B)	306,285	305,675
Series 2016-1A, Class A1,
1.92%, 05/15/2020 (B)	387,460	388,006
FirstKey Lending Trust
Series 2015-SFR1, Class A,
2.55%, 03/09/2047 (B)	653,943	647,631
Series 2015-SFR1, Class B,
3.42%, 03/09/2047 (B)	240,000	241,622
Flagship Credit Auto Trust
Series 2013-1, Class A,
1.32%, 04/16/2018 (B)	8,271	8,269
Series 2013-2, Class A,
1.94%, 01/15/2019 (B)	48,322	48,316
Series 2014-2, Class A,
1.43%, 12/16/2019 (B)	223,842	222,925
Series 2014-2, Class B,
2.84%, 11/16/2020 (B)	134,000	131,504
Series 2014-2, Class C,
3.95%, 12/15/2020 (B)	66,000	62,272
Series 2015-1, Class A,
1.63%, 06/15/2020 (B)	424,823	419,724
Series 2015-3, Class A,
2.38%, 10/15/2020 (B)	844,151	842,050
Series 2015-3, Class B,
3.68%, 03/15/2022 (B)	189,000	186,686
Series 2015-3, Class C,
4.65%, 03/15/2022 (B)	126,000	119,154
Series 2016-1, Class A,
2.77%, 12/15/2020 (B)	543,762	542,271
Series 2016-1, Class C,
6.22%, 06/15/2022 (B)	600,000	595,149
Ford Credit Auto Lease Trust
Series 2014-B, Class A3,
0.89%, 09/15/2017	180,619	180,579
Series 2014-B, Class A4,
1.10%, 11/15/2017	77,000	76,992

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust
Series 2014-B, Class A3,
0.90%, 10/15/2018	$ 195,427	$ 195,287
Series 2014-C, Class A2,
0.61%, 08/15/2017	168,284	168,237
Series 2014-C, Class A3,
1.06%, 05/15/2019	611,000	610,743
Series 2015-A, Class A2A,
0.81%, 01/15/2018	140,924	140,855
Series 2015-A, Class A3,
1.28%, 09/15/2019	196,000	196,358
GCAT
Series 2015-2, Class A1,
3.75% (A), 07/25/2020 (B)	475,840	473,513
GLC II Trust
Series 2014-A, Class A,
4.00%, 12/18/2020 (B)	366,675	359,341
GLC Trust
Series 2014-A, Class A,
3.00%, 07/15/2021 (B)	329,895	323,297
GLS Auto Receivables Trust
Series 2015-1A, Class A,
2.25%, 12/15/2020 (B)	429,838	427,469
GM Financial Automobile Leasing Trust
Series 2015-1, Class A2,
1.10%, 12/20/2017	314,058	313,897
Series 2015-1, Class A3,
1.53%, 09/20/2018	214,000	214,208
GO Financial Auto Securitization Trust
Series 2015-1, Class A,
1.81%, 03/15/2018 (B)	316,847	316,534
Series 2015-2, Class A,
3.27%, 11/15/2018 (B)	485,988	483,108
Series 2015-2, Class B,
4.80%, 08/17/2020 (B)	348,000	341,039
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (B)	272,153	269,900
Green Tree Agency Advance Funding Trust I
Series 2015-T2, Class DT2,
4.67%, 10/15/2048 (B)	637,000	637,548
Honda Auto Receivables Owner Trust
Series 2014-2, Class A3,
0.77%, 03/19/2018	144,787	144,559
Hyundai Auto Receivables Trust
Series 2014-B, Class A3,
0.90%, 12/17/2018	838,764	837,587
Series 2015-B, Class A2A,
0.69%, 04/16/2018	61,895	61,845
Series 2015-B, Class A3,
1.12%, 11/15/2019	140,000	139,772
KGS-Alpha SBA Coof Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.86% (A), 08/25/2038 (B)	1,966,422	54,077
Series 2013-2, Class A,
1.58% (A), 03/25/2039 (B)	1,492,289	71,816
Series 2014-2, Class A,
3.04% (A), 04/25/2040 (B)	755,343	96,542
Lendmark Funding Trust
Series 2016-A, Class A,
4.82%, 08/21/2023 (B) (D)	445,000	444,921
LV Tower 52
Series 2013-1, Class A,
5.50%, 07/15/2019 (B) (C)	663,406	649,740

	Principal	Value
ASSET-BACKED SECURITIES (continued)
MarketPlace Loan Trust
Series 2015-OD1, Class A,
3.25%, 06/17/2017	$ 41,372	$ 41,232
Series 2015-OD2, Class A,
3.25%, 08/17/2017 (B)	58,683	58,566
Series 2015-OD3, Class A,
3.25%, 09/17/2017 (B)	442,007	439,564
Series 2015-OD4, Class A,
3.25%, 12/18/2017 (B)	945,344	937,072
Nationstar HECM Loan Trust
Series 2015-1A, Class A,
3.84%, 05/25/2018 (B)	198,613	198,513
Series 2016-1A, Class M1,
4.36%, 02/25/2026 (B)	365,000	365,697
Nissan Auto Lease Trust
Series 2014-A, Class A3,
0.80%, 02/15/2017	178,979	178,938
NRPL Trust
Series 2015-2A, Class A1,
3.75% (A), 10/25/2057 (B)	560,782	549,643
NRZ Advance Receivables Trust
Series 2015-T1, Class AT1,
2.31%, 08/15/2046 (B)	650,000	649,196
Series 2015-T1, Class DT1,
3.60%, 08/15/2046 (B)	250,000	249,297
Series 2015-T2, Class DT2,
4.68%, 08/17/2048 (B)	241,000	241,151
Series 2015-T3, Class DT3,
4.27%, 11/15/2046 (B)	750,000	749,358
Series 2015-T4, Class AT4,
3.20%, 11/15/2047 (B)	1,300,000	1,300,780
Series 2015-T4, Class DT4,
4.67%, 11/15/2047 (B)	400,000	399,500
Oak Hill Advisors Residential Loan Trust
Series 2014-NPL2, Class A1,
3.35% (A), 04/25/2054 (B)	363,489	360,424
Series 2015-NPL1, Class A1,
3.47% (A), 01/25/2055 (B)	305,624	303,810
Series 2015-NPL2, Class A1,
3.72% (A), 07/25/2055 (B)	317,041	314,995
Ocwen Master Advance Receivables Trust
Series 2015-1, Class DT1,
4.10%, 09/17/2046 (B)	438,000	437,179
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (B)	954,000	954,757
Series 2015-T3, Class BT3,
3.70%, 11/15/2047 (B)	229,000	229,000
Series 2015-T3, Class DT3,
4.69%, 11/15/2047 (B)	400,000	400,862
OnDeck Asset Securitization Trust LLC
Series 2014-1A, Class A,
3.15%, 05/17/2018 (B)	711,000	708,233
OneMain Financial Issuance Trust
Series 2014-2A, Class A,
2.47%, 09/18/2024 (B)	1,218,000	1,213,247
Series 2014-2A, Class B,
3.02%, 09/18/2024 (B)	380,000	367,237
Series 2015-1A, Class A,
3.19%, 03/18/2026 (B)	691,000	684,146
Series 2015-2A, Class A,
2.57%, 07/18/2025 (B)	1,138,000	1,122,560
Series 2015-2A, Class B,
3.10%, 07/18/2025 (B)	279,000	263,770
Series 2016-2A, Class B,
5.94%, 03/20/2028 (B)	175,000	177,665
Oportun Funding II LLC
Series 2016-A, Class A,
4.70%, 03/08/2021 (B)	629,000	627,233

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-MCW1, Class M1,
1.37% (A), 10/25/2034	$ 28,807	$ 28,776
PFS Tax Lien Trust
Series 2014-1,
1.44%, 05/15/2029 (B)	44,075	43,938
Prestige Auto Receivables Trust
Series 2015-1, Class A2,
1.09%, 02/15/2019 (B)	217,577	217,338
Pretium Mortgage Credit Partners I LLC
Series 2015-NPL2, Class A1,
3.75% (A), 07/27/2030 (B)	523,336	516,615
Progreso Receivables Funding II LLC
Series 2014-A, Class A,
3.50%, 07/08/2019 (B)	600,000	600,854
Progreso Receivables Funding III LLC
Series 2015-A, Class A,
3.63%, 02/08/2020 (B)	589,000	588,527
Progreso Receivables Funding IV LLC
Series 2015-B, Class A,
3.00%, 07/28/2020 (B)	250,000	248,635
Progress Residential Trust
Series 2015-SFR2, Class A,
2.74%, 06/12/2032 (B)	1,209,481	1,208,662
Series 2015-SFR2, Class B,
3.14%, 06/12/2032 (B)	327,000	322,990
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (B)	1,052,000	1,063,874
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (B)	300,000	294,939
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (B)	200,000	193,271
Purchasing Power Funding LLC
Series 2015-A, Class A2,
4.75%, 12/15/2019 (B)	650,000	646,750
RAMP Trust
Series 2004-RS11, Class M1,
1.36% (A), 11/25/2034	91,737	90,898
Series 2006-RZ1, Class A3,
0.73% (A), 03/25/2036	97,814	95,621
RBSHD Trust
Series 2013-1A, Class A,
4.69% (A), 10/25/2047 (B) (C)	185,853	185,849
RMAT LLC
Series 2015-NPL1, Class A1,
3.75% (A), 05/25/2055 (B)	196,798	194,997
Santander Drive Auto Receivables Trust
Series 2013-3, Class B,
1.19%, 05/15/2018	98,113	98,108
Series 2014-3, Class A3,
0.81%, 07/16/2018	290,823	290,699
Series 2015-S1, Class R1,
1.93%, 09/17/2019 (B)	119,867	118,968
Series 2015-S2, Class R1,
1.84%, 11/18/2019 (B)	35,896	35,627
Series 2015-S7, Class R1,
1.97%, 03/16/2021 (B)	113,184	112,335
Saxon Asset Securities Trust
Series 2003-1, Class AF6,
4.80% (A), 06/25/2033	22,760	22,980
Securitized Asset-Backed Receivables LLC Trust
Series 2006-CB1, Class AF2,
3.39% (A), 01/25/2036	25,989	18,503

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Selene Non-Performing Loans LLC
Series 2014-1A, Class A,
2.98% (A), 05/25/2054 (B)	$ 134,826	$ 133,605
Skopos Auto Receivables Trust
Series 2015-2A, Class A,
3.55%, 02/15/2020 (B)	145,598	145,436
SNAAC Auto Receivables Trust
Series 2014-1A, Class A,
1.03%, 09/17/2018 (B)	9,771	9,771
SpringCastle America Funding LLC
Series 2014-AA, Class A,
2.70%, 05/25/2023 (B)	1,061,901	1,057,527
Series 2014-AA, Class B,
4.61%, 10/25/2027 (B)	300,000	300,091
Springleaf Funding Trust
Series 2014-AA, Class A,
2.41%, 12/15/2022 (B)	1,154,980	1,151,866
Series 2014-AA, Class B,
3.45%, 12/15/2022 (B)	146,000	143,711
Series 2015-AA, Class A,
3.16%, 11/15/2024 (B)	769,000	760,964
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes
Series 2015-T2, Class DT2,
4.23%, 01/15/2047 (B)	344,000	343,265
Series 2015-T3, Class DT3,
4.43%, 07/15/2047 (B)	321,000	321,489
Stanwich Mortgage Loan Co. LLC
Series 2013-NPL2, Class A,
3.23%, 04/16/2059 (B)	20,532	20,396
Sunset Mortgage Loan Co. LLC
Series 2014-NPL2, Class A,
3.72% (A), 11/16/2044 (B)	454,183	451,685
Tidewater Auto Receivables Trust
Series 2014-AA, Class A3,
1.40%, 07/15/2018 (B)	158,453	158,352
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A2,
0.51%, 02/15/2017	29,481	29,476
Series 2014-C, Class A3,
0.93%, 07/16/2018	192,000	191,949
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A,
1.39% (A), 10/15/2018 (B) (C)	691,000	680,319
Tricon American Homes Trust
Series 2015-SFR1, Class A,
1.69% (A), 05/17/2032 (B)	160,000	155,878
Truman Capital Mortgage Loan Trust
Series 2014-NPL1, Class A1,
3.23% (A), 07/25/2053 (B)	109,938	109,452
Series 2014-NPL3, Class A1,
3.13% (A), 04/25/2053 (B)	45,621	45,580
U.S. Residential Opportunity Fund II Trust
Series 2015-1II, Class A,
3.63%, 02/27/2035 (B)	288,438	283,523
U.S. Residential Opportunity Fund III Trust
Series 2015-1III, Class A,
3.72%, 01/27/2035 (B)	361,779	358,774
Vericrest Opportunity Loan Trust
Series 2015-NPL3, Class A1,
3.38% (A), 10/25/2058 (B)	462,739	456,322
VML LLC
Series 2014-NPL1, Class A1,
3.88% (A), 04/27/2054 (B)	112,535	111,957
Volkswagen Auto Lease Trust
Series 2015-A, Class A2A,
0.87%, 06/20/2017	189,545	189,148

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VOLT NPL X LLC
Series 2014-NPL8, Class A1,
3.38% (A), 10/26/2054 (B)	$ 199,429	$ 197,311
VOLT XIX LLC
Series 2014-NP11, Class A1,
3.88% (A), 04/25/2055 (B)	322,171	322,187
VOLT XL LLC
Series 2015-NP14, Class A1,
4.38% (A), 11/27/2045 (B)	495,710	494,794
VOLT XXII LLC
Series 2015-NPL4, Class A1,
3.50% (A), 02/25/2055 (B)	342,374	340,356
VOLT XXIV LLC
Series 2015-NPL6, Class A1,
3.50% (A), 02/25/2055 (B)	624,451	618,966
VOLT XXV LLC
Series 2015-NPL8, Class A1,
3.50% (A), 06/26/2045 (B)	1,255,630	1,234,755
VOLT XXVI LLC
Series 2014-NPL6, Class A1,
3.13% (A), 09/25/2043 (B)	349,379	344,222
Series 2014-NPL6, Class A2,
4.25% (A), 09/25/2043 (B)	184,546	181,247
VOLT XXVII LLC
Series 2014-NPL7, Class A1,
3.38% (A), 08/27/2057 (B)	626,630	617,027
VOLT XXX LLC
Series 2015-NPL1, Class A1,
3.63% (A), 10/25/2057 (B)	451,987	445,234
VOLT XXXI LLC
Series 2015-NPL2, Class A1,
3.38% (A), 02/25/2055 (B)	370,042	364,634
VOLT XXXIII LLC
Series 2015-NPL5, Class A1,
3.50% (A), 03/25/2055 (B)	602,746	591,997
VOLT XXXIV LLC
Series 2015-NPL7, Class A1,
3.25% (A), 02/25/2055 (B)	348,641	341,954
VOLT XXXIX LLC
Series 2015-NP13, Class-A1,
4.13% (A), 10/25/2045 (B)	371,174	369,276
VOLT XXXV LLC
Series 2015-NPL9, Class A1,
3.50% (A), 06/26/2045 (B)	411,365	406,443
Westgate Resorts LLC
Series 2012-3A, Class A,
2.50%, 03/20/2025 (B)	28,160	28,142
Westlake Automobile Receivables Trust
Series 2015-3A, Class D,
4.40%, 05/17/2021 (B)	250,000	248,833
World Omni Auto Receivables Trust
Series 2013-B, Class A3,
0.83%, 08/15/2018	68,885	68,820
Series 2013-B, Class A4,
1.32%, 01/15/2020	79,000	79,146
Series 2015-A, Class A2A,
0.79%, 07/16/2018	104,353	104,322
Series 2015-A, Class A3,
1.34%, 05/15/2020	129,000	128,970

Total Asset-Backed Securities (Cost $74,515,249)		74,021,851

CORPORATE DEBT SECURITIES - 19.8%
Aerospace & Defense - 0.2%
Airbus Group Finance BV
2.70%, 04/17/2023 (B)	43,000	43,814

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
BAE Systems Holdings, Inc.
3.80%, 10/07/2024 (B)	$ 68,000	$ 69,724
3.85%, 12/15/2025 (B)	200,000	205,796
6.38%, 06/01/2019 (B)	30,000	33,737
BAE Systems PLC
5.80%, 10/11/2041 (B)	92,000	107,743
Boeing Co.
7.95%, 08/15/2024	30,000	40,734
Lockheed Martin Corp.
3.10%, 01/15/2023	74,000	76,752
4.07%, 12/15/2042	57,000	57,594
6.15%, 09/01/2036	85,000	106,051
Northrop Grumman Corp.
3.85%, 04/15/2045	38,000	37,604
Northrop Grumman Systems Corp.
7.75%, 02/15/2031	40,000	57,606
Precision Castparts Corp.
3.25%, 06/15/2025	170,000	177,219
4.20%, 06/15/2035	170,000	177,031
Raytheon Co.
3.15%, 12/15/2024	84,000	88,613
United Technologies Corp.
1.80%, 06/01/2017	27,000	27,262
3.10%, 06/01/2022	64,000	67,748
4.15%, 05/15/2045	163,000	169,172
4.50%, 06/01/2042	86,000	93,180

		1,637,380

Air Freight & Logistics - 0.0% (E)
FedEx Corp.
3.25%, 04/01/2026	60,000	61,572
3.90%, 02/01/2035	96,000	92,932
United Parcel Service of America, Inc.
8.38%, 04/01/2020	35,000	43,899
8.38% (F), 04/01/2030	55,000	79,215
United Parcel Service, Inc.
2.45%, 10/01/2022	29,000	30,145

		307,763

Airlines - 0.1%
Air Canada Pass-Through Trust
4.13%, 11/15/2026 (B)	47,944	48,664
American Airlines Pass-Through Trust
4.95%, 07/15/2024	168,031	179,780
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	28,703	29,564
5.98%, 10/19/2023	39,519	43,669
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	83,699	88,721
5.30%, 10/15/2020	15,569	16,620

		407,018

Auto Components - 0.0% (E)
Johnson Controls, Inc.
3.75%, 12/01/2021	66,000	68,093
4.95%, 07/02/2064	20,000	18,102
5.25%, 12/01/2041	100,000	100,007

		186,202

Automobiles - 0.2%
Daimler Finance North America LLC
2.38%, 08/01/2018 (B)	151,000	153,433
2.63%, 09/15/2016 (B)	150,000	150,936
2.95%, 01/11/2017 (B)	150,000	152,100
General Motors Co.
6.60%, 04/01/2036	50,000	55,019

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
General Motors Financial Co., Inc.
3.20%, 07/13/2020	$ 305,000	$ 304,318
Hyundai Capital America
2.40%, 10/30/2018 (B)	129,000	129,861
3.00%, 03/18/2021 (B) (G)	200,000	202,368
Nissan Motor Acceptance Corp.
1.80%, 03/15/2018 (B)	97,000	97,115

		1,245,150

Banks - 4.0%
Abbey National Treasury Services PLC
2.50%, 03/14/2019	93,000	93,886
ABN AMRO Bank NV
1.80%, 06/04/2018 (B)	319,000	318,624
2.50%, 10/30/2018 (B)	200,000	202,735
ANZ New Zealand International, Ltd.
2.60%, 09/23/2019 (B)	200,000	202,062
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 (B)	250,000	252,263
4.88%, 01/12/2021, MTN (B)	100,000	111,515
Bank of America Corp.
2.00%, 01/11/2018	750,000	753,088
2.25%, 04/21/2020, MTN	300,000	297,103
2.65%, 04/01/2019	500,000	508,776
3.30%, 01/11/2023, MTN	479,000	483,025
3.88%, 08/01/2025, MTN	242,000	250,819
3.95%, 04/21/2025, MTN	368,000	366,144
4.00%, 04/01/2024 - 01/22/2025, MTN	765,000	783,477
4.10%, 07/24/2023	126,000	132,545
4.25%, 10/22/2026, MTN	284,000	288,234
5.00%, 05/13/2021, MTN	340,000	377,363
5.63%, 07/01/2020, MTN	170,000	191,031
5.65%, 05/01/2018, MTN	20,000	21,469
5.75%, 12/01/2017	65,000	69,070
5.88%, 01/05/2021	70,000	80,042
6.40%, 08/28/2017, MTN	395,000	419,841
6.88%, 04/25/2018, MTN	60,000	65,881
7.63%, 06/01/2019, MTN	50,000	58,189
Bank of Montreal
1.40%, 09/11/2017, MTN	131,000	131,382
1.40%, 04/10/2018	100,000	99,884
2.38%, 01/25/2019, MTN	158,000	161,028
2.55%, 11/06/2022, MTN	85,000	86,042
Bank of Nova Scotia
1.45%, 04/25/2018	300,000	300,071
1.85%, 04/14/2020 (G)	300,000	298,911
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.35%, 09/08/2019 (B)	260,000	262,142
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 (B)	200,000	200,545
Barclays Bank PLC
2.25%, 05/10/2017 (B) (G)	200,000	202,282
Barclays PLC
2.75%, 11/08/2019	200,000	198,642
3.25%, 01/12/2021 (G)	278,000	276,809
3.65%, 03/16/2025	200,000	187,531
5.25%, 08/17/2045	200,000	200,847
BB&T Corp.
1.60%, 08/15/2017, MTN	131,000	131,181
2.63%, 06/29/2020, MTN	300,000	306,443
3.95%, 04/29/2016, MTN	50,000	50,126
5.25%, 11/01/2019	30,000	32,910
6.85%, 04/30/2019, MTN	75,000	85,829

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BNP Paribas SA
4.38%, 09/28/2025 (B)	$ 335,000	$ 334,684
BNZ International Funding, Ltd.
2.35%, 03/04/2019 (B)	250,000	251,362
BPCE SA
1.63%, 01/26/2018, MTN	350,000	349,601
Canadian Imperial Bank of Commerce
2.25%, 07/21/2020 (B) (G)	234,000	237,297
Citigroup, Inc.
1.75%, 05/01/2018	160,000	159,562
2.15%, 07/30/2018	110,000	110,602
2.40%, 02/18/2020	220,000	220,842
2.50%, 09/26/2018	220,000	223,365
2.70%, 03/30/2021	108,000	108,787
3.70%, 01/12/2026	400,000	410,487
3.75%, 06/16/2024	227,000	235,124
3.88%, 10/25/2023	65,000	68,068
4.30%, 11/20/2026	300,000	298,554
4.40%, 06/10/2025	98,000	99,932
5.30%, 05/06/2044	77,000	80,565
5.50%, 09/13/2025	115,000	125,846
5.88%, 01/30/2042	45,000	54,152
8.13%, 07/15/2039	28,000	41,421
Citizens Financial Group, Inc.
4.30%, 12/03/2025	58,000	59,955
Comerica, Inc.
3.80%, 07/22/2026	26,000	25,224
Commonwealth Bank of Australia
2.25%, 03/16/2017 (B)	250,000	253,556
4.50%, 12/09/2025 (B) (G)	200,000	202,434
Cooperatieve Rabobank UA
3.38%, 01/19/2017	34,000	34,609
3.88%, 02/08/2022	268,000	285,856
4.38%, 08/04/2025	250,000	257,400
Discover Bank
3.20%, 08/09/2021	250,000	249,725
Fifth Third Bancorp
2.88%, 07/27/2020	206,000	208,872
Fifth Third Bank
2.88%, 10/01/2021	204,000	207,789
Goldman Sachs Group, Inc.
3.75%, 02/25/2026	42,000	43,074
HSBC Bank PLC
4.75%, 01/19/2021 (B)	375,000	413,109
HSBC Bank USA NA
4.88%, 08/24/2020	250,000	267,962
HSBC Holdings PLC
4.00%, 03/30/2022	107,000	112,450
4.30%, 03/08/2026	200,000	206,763
4.88%, 01/14/2022	160,000	175,037
6.10%, 01/14/2042	150,000	187,193
HSBC USA, Inc.
1.63%, 01/16/2018	100,000	99,826
2.35%, 03/05/2020	323,000	319,715
Huntington National Bank
2.00%, 06/30/2018	250,000	250,324
Industrial & Commercial Bank of China, Ltd.
2.35%, 11/13/2017, MTN	250,000	252,034
ING Bank NV
2.50%, 10/01/2019 (B)	250,000	253,837
3.75%, 03/07/2017 (B)	200,000	204,448
KeyCorp
2.90%, 09/15/2020, MTN	98,000	99,606
5.10%, 03/24/2021, MTN	100,000	110,662
Lloyds Bank PLC
1.75%, 03/16/2018	325,000	324,618
3.50%, 05/14/2025	200,000	206,870

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Macquarie Bank, Ltd.
1.60%, 10/27/2017 (B)	$ 305,000	$ 303,867
2.40%, 01/21/2020 (B)	150,000	150,091
2.60%, 06/24/2019 (B)	187,000	188,759
Mizuho Bank, Ltd.
1.80%, 03/26/2018 (B) (G)	242,000	242,280
3.60%, 09/25/2024 (B)	300,000	313,089
National Australia Bank, Ltd.
2.00%, 06/20/2017 (B)	250,000	252,022
Nordea Bank AB
1.63%, 05/15/2018 (B)	350,000	349,756
3.13%, 03/20/2017 (B)	350,000	356,608
PNC Financial Services Group, Inc.
2.85% (F), 11/09/2022	101,000	102,030
3.90%, 04/29/2024	91,000	95,712
PNC Funding Corp.
4.38%, 08/11/2020	67,000	73,391
5.13%, 02/08/2020	65,000	72,418
5.63%, 02/01/2017	25,000	25,857
6.70%, 06/10/2019	50,000	57,178
Royal Bank of Canada
1.88%, 02/05/2020	600,000	602,867
2.00%, 10/01/2018	159,000	160,961
2.20%, 07/27/2018, MTN	300,000	304,563
Royal Bank of Scotland Group PLC
4.80%, 04/05/2026 (H)	200,000	200,662
Santander Issuances SAU
5.18%, 11/19/2025	200,000	193,270
Santander UK Group Holdings PLC
2.88%, 10/16/2020	150,000	149,239
Stadshypotek AB
1.88%, 10/02/2019 (B) (G)	250,000	251,018
Standard Chartered PLC
3.05%, 01/15/2021 (B)	200,000	200,883
5.20%, 01/26/2024 (B) (G)	200,000	209,267
Sumitomo Mitsui Financial Group, Inc.
3.78%, 03/09/2026	107,000	110,291
SunTrust Banks, Inc.
2.90%, 03/03/2021	59,000	59,862
Toronto-Dominion Bank
1.50%, 03/13/2017 (B)	200,000	200,838
2.25%, 11/05/2019, MTN	104,000	105,400
2.50%, 12/14/2020, MTN	150,000	152,716
US Bancorp
1.65%, 05/15/2017, MTN	96,000	96,504
3.00%, 03/15/2022, MTN	83,000	86,576
4.13%, 05/24/2021, MTN	34,000	37,352
US Bank NA
2.13%, 10/28/2019	250,000	254,575
2.80%, 01/27/2025	250,000	255,072
Wachovia Corp.
5.75%, 02/01/2018, MTN	749,000	806,373
Wells Fargo & Co.
3.00%, 02/19/2025, MTN	113,000	113,917
3.30%, 09/09/2024, MTN	700,000	722,211
3.50%, 03/08/2022, MTN	150,000	159,902
3.68% (F), 06/15/2016	100,000	100,626
4.10%, 06/03/2026, MTN	258,000	270,783
4.60%, 04/01/2021, MTN	650,000	721,189
4.65%, 11/04/2044, MTN	184,000	189,144
4.90%, 11/17/2045, MTN	112,000	120,214
Wells Fargo Bank NA
6.00%, 11/15/2017	250,000	268,178
Westpac Banking Corp.
2.00%, 03/03/2020 (B) (G)	304,000	302,828
2.45%, 11/28/2016 (B)	250,000	252,365

		28,505,690

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/2021	$ 230,000	$ 236,345
3.30%, 02/01/2023	346,000	359,710
3.70%, 02/01/2024	160,000	171,175
4.70%, 02/01/2036	727,000	785,672
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019	30,000	34,965
Brown-Forman Corp.
4.50%, 07/15/2045	75,000	82,058
Diageo Capital PLC
1.50%, 05/11/2017	38,000	38,195
4.83%, 07/15/2020	25,000	28,141
Diageo Investment Corp.
8.00%, 09/15/2022	100,000	128,912
Heineken NV
1.40%, 10/01/2017 (B)	40,000	40,147
PepsiCo, Inc.
1.25%, 08/13/2017	180,000	180,963
3.00%, 08/25/2021	20,000	21,351
4.60%, 07/17/2045	78,000	87,938
4.88%, 11/01/2040	33,000	37,143
7.90%, 11/01/2018	5,000	5,824
SABMiller Holdings, Inc.
3.75%, 01/15/2022 (B)	270,000	286,444

		2,524,983

Biotechnology - 0.4%
AbbVie, Inc.
1.75%, 11/06/2017	134,000	134,620
2.90%, 11/06/2022	87,000	88,537
3.20%, 11/06/2022	73,000	75,491
4.50%, 05/14/2035	136,000	141,305
Amgen, Inc.
2.13%, 05/01/2020	12,000	12,147
3.63%, 05/22/2024	382,000	401,875
3.88%, 11/15/2021	100,000	108,386
5.15%, 11/15/2041	200,000	220,709
5.65%, 06/15/2042	25,000	29,399
5.70%, 02/01/2019	50,000	55,765
5.75%, 03/15/2040	41,000	48,287
Baxalta, Inc.
3.60%, 06/23/2022 (B)	67,000	68,065
5.25%, 06/23/2045 (B)	28,000	29,758
Biogen, Inc.
3.63%, 09/15/2022	122,000	129,039
5.20%, 09/15/2045	67,000	74,316
Celgene Corp.
3.25%, 08/15/2022	317,000	327,342
3.63%, 05/15/2024	164,000	169,511
5.00%, 08/15/2045	114,000	123,272
Gilead Sciences, Inc.
3.25%, 09/01/2022	84,000	88,761
3.65%, 03/01/2026	72,000	76,510
4.60%, 09/01/2035	65,000	70,545

		2,473,640

Building Products - 0.0% (E)
Home Depot, Inc.
3.00%, 04/01/2026	53,000	55,638

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 1.4%
Ameriprise Financial, Inc.
4.00%, 10/15/2023	$ 200,000	$ 211,432
Bank of New York Mellon Corp.
2.10%, 01/15/2019, MTN	74,000	74,977
2.20%, 03/04/2019, MTN	75,000	76,172
2.60%, 08/17/2020, MTN	120,000	122,887
3.25%, 09/11/2024, MTN	150,000	154,519
3.55%, 09/23/2021	90,000	95,948
3.65%, 02/04/2024, MTN (G)	167,000	176,895
4.60%, 01/15/2020, MTN	30,000	32,812
BlackRock, Inc.
3.38%, 06/01/2022	65,000	69,319
3.50%, 03/18/2024	55,000	58,298
6.25%, 09/15/2017	100,000	107,372
Charles Schwab Corp.
3.23%, 09/01/2022	20,000	20,917
Deutsche Bank AG
1.88%, 02/13/2018	122,000	121,223
3.70%, 05/30/2024	267,000	263,568
6.00%, 09/01/2017	170,000	178,923
Goldman Sachs Group, Inc.
2.60%, 04/23/2020	281,000	283,314
2.63%, 01/31/2019	231,000	235,567
2.75%, 09/15/2020	55,000	55,799
3.50%, 01/23/2025	125,000	126,166
3.63%, 01/22/2023	275,000	283,642
3.75%, 05/22/2025	114,000	116,639
3.85%, 07/08/2024, MTN	289,000	298,613
4.00%, 03/03/2024	320,000	335,526
5.15%, 05/22/2045	48,000	48,762
5.25%, 07/27/2021	53,000	59,658
5.38%, 03/15/2020, MTN	125,000	138,704
5.75%, 01/24/2022	120,000	138,446
5.95%, 01/18/2018	155,000	166,221
6.00%, 06/15/2020, MTN	188,000	214,337
6.15%, 04/01/2018	240,000	259,631
7.50%, 02/15/2019, MTN	460,000	529,856
Invesco Finance PLC
3.75%, 01/15/2026	94,000	97,955
4.00%, 01/30/2024	71,000	74,745
Legg Mason, Inc.
3.95%, 07/15/2024 (G)	115,000	115,077
Macquarie Group, Ltd.
6.00%, 01/14/2020 (B)	100,000	110,225
6.25%, 01/14/2021 (B)	175,000	197,147
Morgan Stanley
2.65%, 01/27/2020	250,000	253,696
2.80%, 06/16/2020	189,000	192,442
3.70%, 10/23/2024, MTN	444,000	458,572
3.75%, 02/25/2023	600,000	625,179
3.95%, 04/23/2027	145,000	145,153
4.00%, 07/23/2025, MTN	264,000	276,048
4.30%, 01/27/2045	92,000	92,574
4.35%, 09/08/2026, MTN	200,000	205,816
5.00%, 11/24/2025	124,000	134,195
5.50%, 07/24/2020 - 07/28/2021, MTN	334,000	378,838
5.63%, 09/23/2019, MTN	200,000	222,554
5.75%, 01/25/2021	100,000	114,462
7.30%, 05/13/2019, MTN	200,000	230,184
State Street Corp.
3.10%, 05/15/2023	48,000	48,465
3.55%, 08/18/2025	88,000	93,633
3.70%, 11/20/2023	231,000	248,833

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	$ 138,000	$ 140,853
UBS Group Funding Jersey, Ltd.
4.13%, 04/15/2026 (B) (H)	200,000	199,056

		9,711,845

Chemicals - 0.4%
Agrium, Inc.
3.38%, 03/15/2025 (G)	108,000	103,945
4.13%, 03/15/2035	411,000	357,146
5.25%, 01/15/2045	152,000	150,099
CF Industries, Inc.
7.13%, 05/01/2020	250,000	284,584
Dow Chemical Co.
3.00%, 11/15/2022	81,000	82,838
4.13%, 11/15/2021	99,000	107,843
5.25%, 11/15/2041	45,000	47,851
E.I. du Pont de Nemours & Co.
4.90%, 01/15/2041	18,000	18,964
6.00%, 07/15/2018	150,000	165,292
Ecolab, Inc.
1.45%, 12/08/2017	56,000	55,939
2.25%, 01/12/2020	333,000	336,390
Monsanto Co.
4.70%, 07/15/2064	27,000	23,331
Mosaic Co.
3.75%, 11/15/2021	31,000	32,195
4.25%, 11/15/2023	242,000	252,920
4.88%, 11/15/2041	8,000	7,515
5.45%, 11/15/2033	91,000	93,560
5.63%, 11/15/2043	222,000	231,851
Potash Corp. of Saskatchewan, Inc.
3.00%, 04/01/2025	220,000	210,522
PPG Industries, Inc.
6.65%, 03/15/2018	21,000	22,849
Praxair, Inc.
2.65%, 02/05/2025	59,000	59,299
Union Carbide Corp.
7.50%, 06/01/2025	175,000	213,246

		2,858,179

Commercial Services & Supplies - 0.1%
ADT Corp.
3.50%, 07/15/2022 (G)	186,000	160,890
4.88%, 07/15/2042	46,000	30,820
ERAC USA Finance LLC
4.50%, 08/16/2021 (B)	36,000	39,152
5.25%, 10/01/2020 (B)	48,000	52,948
5.63%, 03/15/2042 (B)	59,000	66,405
6.70%, 06/01/2034 (B)	152,000	187,552
MUFG Americas Holdings Corp.
2.25%, 02/10/2020	65,000	64,670
Republic Services, Inc.
3.55%, 06/01/2022	54,000	57,006
Tyco International Finance SA
5.13%, 09/14/2045	46,000	49,253
Waste Management, Inc.
3.13%, 03/01/2025	77,000	78,912
3.90%, 03/01/2035	28,000	27,179

		814,787

Communications Equipment - 0.1%
Cisco Systems, Inc.
2.90%, 03/04/2021	110,000	115,749
3.00%, 06/15/2022	111,000	117,890

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
Cisco Systems, Inc. (continued)
3.63%, 03/04/2024	$ 450,000	$ 493,995
5.90%, 02/15/2039	70,000	90,511

		818,145

Construction & Engineering - 0.0% (E)
ABB Finance USA, Inc.
1.63%, 05/08/2017	28,000	28,168
2.88%, 05/08/2022	29,000	29,849
4.38%, 05/08/2042 (G)	17,000	17,929
Fluor Corp.
3.38%, 09/15/2021	190,000	200,582

		276,528

Consumer Finance - 0.7%
American Express Co.
3.63%, 12/05/2024	104,000	104,737
7.00%, 03/19/2018	50,000	54,844
American Express Credit Corp.
1.80%, 07/31/2018, MTN	130,000	130,563
1.88%, 11/05/2018, MTN	111,000	111,684
2.38%, 05/26/2020, MTN	290,000	294,298
2.60%, 09/14/2020, MTN	129,000	132,130
Capital One Bank USA NA
3.38%, 02/15/2023	300,000	302,300
Capital One Financial Corp.
3.50%, 06/15/2023	121,000	122,452
4.20%, 10/29/2025	115,000	116,438
Ford Motor Credit Co. LLC
1.68%, 09/08/2017	236,000	235,025
2.24%, 06/15/2018	200,000	200,254
2.38%, 03/12/2019	400,000	401,818
2.60%, 11/04/2019	250,000	250,905
3.00%, 06/12/2017	400,000	405,281
3.34%, 03/18/2021	200,000	205,809
3.98%, 06/15/2016	200,000	201,268
4.13%, 08/04/2025	200,000	208,119
John Deere Capital Corp.
1.20%, 10/10/2017	98,000	97,996
1.60%, 07/13/2018, MTN	43,000	43,344
2.45%, 09/11/2020, MTN	40,000	40,952
2.80%, 01/27/2023	73,000	73,976
3.15%, 10/15/2021, MTN	33,000	34,731
5.75%, 09/10/2018, MTN	200,000	221,326
Nissan Motor Acceptance Corp.
2.55%, 03/08/2021 (B)	150,000	151,960
PACCAR Financial Corp.
1.60%, 03/15/2017, MTN	53,000	53,409
Toyota Motor Credit Corp.
1.38%, 01/10/2018, MTN (G)	100,000	100,531
1.45%, 01/12/2018, MTN	103,000	103,524
2.10%, 01/17/2019, MTN	105,000	107,150
2.13%, 07/18/2019, MTN	225,000	230,082

		4,736,906

Distributors - 0.0% (E)
WW Grainger, Inc.
4.60%, 06/15/2045	128,000	143,166

Diversified Financial Services - 0.8%
AIG Global Funding
1.65%, 12/15/2017 (B) (G)	97,000	96,862
American Honda Finance Corp.
1.55%, 12/11/2017, MTN	144,000	144,736
1.60%, 02/16/2018 (B)	213,000	214,287
2.25%, 08/15/2019, MTN	67,000	68,562
2.60%, 09/20/2016 (B)	205,000	206,843

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Berkshire Hathaway, Inc.
3.40%, 01/31/2022	$ 397,000	$ 424,706
3.75%, 08/15/2021 (G)	134,000	146,665
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045 (B)	44,000	41,547
5.88%, 03/15/2021 (B) (G)	170,000	196,985
CDP Financial, Inc.
4.40%, 11/25/2019 (B)	250,000	275,445
CME Group, Inc.
3.00%, 09/15/2022 - 03/15/2025	305,000	312,053
5.30%, 09/15/2043	32,000	38,123
Conoco Funding Co.
7.25%, 10/15/2031	25,000	27,721
Countrywide Financial Corp.
6.25%, 05/15/2016	75,000	75,426
Credit Suisse AG
1.75%, 01/29/2018	250,000	250,444
2.30%, 05/28/2019, MTN	250,000	252,368
Credit Suisse Group Funding Guernsey, Ltd.
4.88%, 05/15/2045	250,000	238,171
GE Capital International Funding Co.
0.96%, 04/15/2016 (B)	495,000	495,027
2.34%, 11/15/2020 (B)	299,000	306,308
3.37%, 11/15/2025 (B)	819,000	873,951
4.42%, 11/15/2035 (B)	206,000	223,797
Intercontinental Exchange, Inc.
2.50%, 10/15/2018	38,000	38,697
4.00%, 10/15/2023	88,000	91,935
Jefferies Group LLC
6.45%, 06/08/2027	75,000	79,048
6.88%, 04/15/2021	180,000	203,238
Legg Mason, Inc.
4.75%, 03/15/2026	60,000	60,836
MassMutual Global Funding II
2.00%, 04/05/2017 (B)	200,000	201,981
2.50%, 10/17/2022 (B) (G)	100,000	99,775
Murray Street Investment Trust I
4.65% (F), 03/09/2017	100,000	102,810
Private Export Funding Corp.
3.55%, 01/15/2024	150,000	164,576

		5,952,923

Diversified Telecommunication Services - 1.2%
AT&T, Inc.
3.00%, 02/15/2022 - 06/30/2022	664,000	675,513
3.40%, 05/15/2025	56,000	56,131
3.80%, 03/15/2022	333,000	350,910
3.88%, 08/15/2021	100,000	106,412
3.95%, 01/15/2025	85,000	88,343
4.30%, 12/15/2042	373,000	341,411
4.35%, 06/15/2045	49,000	44,889
4.45%, 05/15/2021	25,000	27,311
4.50%, 05/15/2035	90,000	88,749
4.60%, 02/15/2021	125,000	136,754
4.75%, 05/15/2046	67,000	65,356
5.35%, 09/01/2040	113,000	118,816
5.50%, 02/01/2018	105,000	112,495
6.30%, 01/15/2038	50,000	57,382
6.38%, 03/01/2041	100,000	116,436
BellSouth Capital Funding Corp.
7.88%, 02/15/2030	100,000	126,368
BellSouth LLC
6.55%, 06/15/2034	350,000	386,138
6.88%, 10/15/2031	150,000	173,578

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
British Telecommunications PLC
9.63%, 12/15/2030	$ 150,000	$ 234,461
Centel Capital Corp.
9.00%, 10/15/2019	40,000	46,175
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 (B)	150,000	151,326
8.75%, 06/15/2030	75,000	112,441
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (B)	39,000	38,377
3.48%, 06/15/2050 (B)	41,000	41,554
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	27,000	27,003
Orange SA
2.75%, 09/14/2016	70,000	70,520
9.00%, 03/01/2031	263,000	399,072
Qwest Corp.
6.75%, 12/01/2021	148,000	159,100
Telefonica Emisiones SAU
3.19%, 04/27/2018	150,000	153,891
5.13%, 04/27/2020	41,000	45,370
Verizon Communications, Inc.
2.63%, 02/21/2020	221,000	227,395
3.00%, 11/01/2021	357,000	370,931
4.15%, 03/15/2024	261,000	283,775
4.40%, 11/01/2034	241,000	243,638
4.50%, 09/15/2020	229,000	252,821
4.52%, 09/15/2048	153,000	153,260
4.67%, 03/15/2055	494,000	474,240
4.86%, 08/21/2046	248,000	261,521
5.01%, 08/21/2054	33,000	33,107
5.15%, 09/15/2023	372,000	429,367
5.85%, 09/15/2035	25,000	28,950
6.40%, 09/15/2033	11,000	13,530
6.55%, 09/15/2043	37,000	48,737
Verizon New England, Inc.
7.88%, 11/15/2029	176,000	224,178
Verizon Pennsylvania LLC
6.00%, 12/01/2028	100,000	111,153
8.35%, 12/15/2030	400,000	529,168
8.75%, 08/15/2031	150,000	202,256

		8,440,309

Electric Utilities - 1.0%
Alabama Power Co.
3.75%, 03/01/2045	118,000	115,673
6.13%, 05/15/2038	11,000	14,007
American Electric Power Co., Inc.
1.65%, 12/15/2017	32,000	31,808
Appalachian Power Co.
6.70%, 08/15/2037	50,000	60,610
Arizona Public Service Co.
2.20%, 01/15/2020	100,000	101,147
4.50%, 04/01/2042	28,000	30,613
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	95,000	97,101
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	50,000	54,640
DTE Electric Co.
2.65%, 06/15/2022	20,000	20,350
3.70%, 03/15/2045	123,000	121,688
Duke Energy Carolinas LLC
4.25%, 12/15/2041	21,000	22,447
6.00%, 12/01/2028 - 01/15/2038	148,000	186,978
Duke Energy Indiana LLC
3.75%, 07/15/2020	100,000	107,736
6.35%, 08/15/2038	80,000	106,562

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Duke Energy Progress LLC
2.80%, 05/15/2022	$ 48,000	$ 49,250
3.00%, 09/15/2021	55,000	57,698
3.25%, 08/15/2025	111,000	116,448
4.10%, 05/15/2042 - 03/15/2043	107,000	111,122
4.15%, 12/01/2044	65,000	68,261
5.30%, 01/15/2019	70,000	77,326
Edison International
2.95%, 03/15/2023	100,000	100,905
Electricite de France SA
2.15%, 01/22/2019 (B)	80,000	80,928
6.00%, 01/22/2114 (B)	150,000	153,493
Florida Power & Light Co.
3.13%, 12/01/2025	150,000	157,643
5.95%, 02/01/2038	50,000	65,368
Georgia Power Co.
3.25%, 04/01/2026	65,000	66,604
Hydro-Quebec
9.40%, 02/01/2021	250,000	329,209
Indiana Michigan Power Co.
3.20%, 03/15/2023	125,000	126,386
7.00%, 03/15/2019	30,000	34,015
Jersey Central Power & Light Co.
7.35%, 02/01/2019	15,000	16,815
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	65,235	71,269
Kansas City Power & Light Co.
3.15%, 03/15/2023	71,000	71,402
5.30%, 10/01/2041	100,000	113,520
Nevada Power Co.
5.38%, 09/15/2040	12,000	14,244
5.45%, 05/15/2041	50,000	60,340
6.50%, 08/01/2018	50,000	55,435
7.13%, 03/15/2019	140,000	160,983
NextEra Energy Capital Holdings, Inc.
2.40%, 09/15/2019	53,000	52,839
6.00%, 03/01/2019	25,000	27,501
Niagara Mohawk Power Corp.
3.51%, 10/01/2024 (B)	141,000	145,799
4.88%, 08/15/2019 (B)	40,000	43,733
NiSource Finance Corp.
5.80%, 02/01/2042	118,000	142,607
Ohio Power Co.
5.38%, 10/01/2021	50,000	56,887
6.05%, 05/01/2018	30,000	32,456
Oncor Electric Delivery Co. LLC
6.80%, 09/01/2018	65,000	72,483
7.00%, 09/01/2022	50,000	61,900
Pacific Gas & Electric Co.
2.45%, 08/15/2022	68,000	67,495
3.25%, 06/15/2023	50,000	51,794
3.50%, 06/15/2025	94,000	99,389
4.45%, 04/15/2042	17,000	18,375
4.50%, 12/15/2041	96,000	103,478
6.05%, 03/01/2034	250,000	318,784
PacifiCorp
2.95%, 06/01/2023	200,000	205,161
3.60%, 04/01/2024	105,000	112,337
3.85%, 06/15/2021	100,000	108,610
5.65%, 07/15/2018	25,000	27,375
PECO Energy Co.
2.38%, 09/15/2022	100,000	100,923
5.35%, 03/01/2018	50,000	53,538
Progress Energy, Inc.
3.15%, 04/01/2022	54,000	54,726

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Public Service Co. of Colorado
2.25%, 09/15/2022 (G)	$ 63,000	$ 63,159
5.80%, 08/01/2018	20,000	21,889
6.50%, 08/01/2038	45,000	62,310
Public Service Co. of Oklahoma
4.40%, 02/01/2021	30,000	32,204
6.63%, 11/15/2037	150,000	187,440
Public Service Electric & Gas Co.
1.80%, 06/01/2019, MTN	30,000	30,275
3.00%, 05/15/2025, MTN	167,000	172,488
5.38%, 11/01/2039, MTN	14,000	17,183
South Carolina Electric & Gas Co.
4.50%, 06/01/2064	26,000	25,842
Southern California Edison Co.
1.85%, 02/01/2022	60,000	59,252
3.50%, 10/01/2023	106,000	113,422
3.90%, 12/01/2041	30,000	30,535
5.50%, 08/15/2018	65,000	71,369
6.05%, 03/15/2039	60,000	78,548
Southern Co.
1.95%, 09/01/2016	13,000	13,061
Southern Power Co.
4.15%, 12/01/2025	91,000	93,764
Southwestern Electric Power Co.
6.45%, 01/15/2019	150,000	167,576
State Grid Overseas Investment, Ltd.
1.75%, 05/22/2018 (B)	200,000	199,465
Virginia Electric & Power Co.
2.95%, 01/15/2022	27,000	28,030
3.45%, 02/15/2024	21,000	22,009
4.45%, 02/15/2044	28,000	30,542
5.40%, 04/30/2018	100,000	108,031
8.88%, 11/15/2038	90,000	144,443
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2,000	2,079
3.10%, 06/01/2025	82,000	85,027
Xcel Energy, Inc.
0.75%, 05/09/2016	27,000	26,996
2.40%, 03/15/2021	100,000	101,245
4.80%, 09/15/2041	9,000	9,890
6.50%, 07/01/2036	80,000	103,627

		7,289,915

Electrical Equipment - 0.0% (E)
Eaton Corp.
1.50%, 11/02/2017	22,000	22,022
4.00%, 11/02/2032	21,000	21,248
5.80%, 03/15/2037	100,000	111,735
7.63%, 04/01/2024	75,000	95,233

		250,238

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.00%, 03/01/2018	39,000	39,476
4.50%, 03/01/2023	30,000	31,430
6.88%, 06/01/2018	40,000	43,376
7.50%, 01/15/2027	426,000	510,948

		625,230

Energy Equipment & Services - 0.3%
Boardwalk Pipelines, LP
4.95%, 12/15/2024	70,000	64,016
Cameron International Corp.
4.00%, 12/15/2023	14,000	14,284
Diamond Offshore Drilling, Inc.
4.88%, 11/01/2043	186,000	122,460
5.70%, 10/15/2039	100,000	68,714

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Ensco PLC
5.20%, 03/15/2025 (G)	$ 70,000	$ 39,200
5.75%, 10/01/2044	50,000	24,750
Gulf South Pipeline Co., LP
4.00%, 06/15/2022	350,000	319,095
6.30%, 08/15/2017 (B)	150,000	152,163
Halliburton Co.
3.38%, 11/15/2022	76,000	77,343
3.50%, 08/01/2023	157,000	158,533
7.45%, 09/15/2039	100,000	125,692
7.60%, 08/15/2096 (B)	50,000	58,610
National Oilwell Varco, Inc.
1.35%, 12/01/2017	26,000	25,433
Noble Holding International, Ltd.
3.95%, 03/15/2022	11,000	6,710
5.00%, 03/16/2018	42,000	39,013
5.25%, 03/15/2042	9,000	4,479
6.05%, 03/01/2041	120,000	58,800
7.95%, 04/01/2045	40,000	22,440
Schlumberger Holdings Corp.
3.63%, 12/21/2022 (B)	220,000	226,291
Schlumberger Investment SA
3.30%, 09/14/2021 (B)	41,000	42,230
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (B)	81,000	76,909
Transocean, Inc.
4.30%, 10/15/2022	49,000	27,073
6.50%, 11/15/2020 (G)	50,000	35,000
7.13%, 12/15/2021 (G)	102,000	68,850
7.50%, 04/15/2031	25,000	13,000
8.10%, 12/15/2041	20,000	10,350

		1,881,438

Food & Staples Retailing - 0.3%
Costco Wholesale Corp.
2.25%, 02/15/2022	129,000	130,824
CVS Health Corp.
2.75%, 12/01/2022	100,000	102,710
3.50%, 07/20/2022	134,000	143,636
4.00%, 12/05/2023	89,000	98,112
5.30%, 12/05/2043	58,000	68,479
CVS Pass-Through Trust
5.93%, 01/10/2034 (B)	61,779	68,368
Kroger Co.
2.20%, 01/15/2017	33,000	33,247
4.00%, 02/01/2024	135,000	146,105
5.00%, 04/15/2042	130,000	147,306
5.40%, 07/15/2040	12,000	13,832
6.15%, 01/15/2020	50,000	57,696
6.40%, 08/15/2017	55,000	58,781
7.50%, 04/01/2031	220,000	287,365
Sysco Corp.
3.75%, 10/01/2025	75,000	78,880
Walgreen Co.
3.10%, 09/15/2022	117,000	118,080
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	373,000	384,087
3.80%, 11/18/2024	100,000	102,900
4.50%, 11/18/2034	185,000	179,659

		2,220,067

Food Products - 0.3%
Bunge NA Finance, LP
5.90%, 04/01/2017	16,000	16,656

The notes are an integral part of this report. Transamerica Series Trust	Page 11	March 31, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Bunge, Ltd. Finance Corp.
3.50%, 11/24/2020 (G)	$ 61,000	$ 61,901
8.50%, 06/15/2019	55,000	63,888
Cargill, Inc.
3.30%, 03/01/2022 (B)	70,000	72,802
6.00%, 11/27/2017 (B)	100,000	107,363
ConAgra Foods, Inc.
2.10%, 03/15/2018	23,000	23,048
Kellogg Co.
1.75%, 05/17/2017	38,000	38,281
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (B)	330,000	338,957
3.50%, 06/06/2022	64,000	67,273
3.95%, 07/15/2025 (B)	215,000	228,768
5.00%, 06/04/2042	59,000	64,224
6.13%, 08/23/2018	73,000	80,461
6.50%, 02/09/2040	75,000	93,578
6.88%, 01/26/2039	356,000	454,808
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	184,000	195,368
Mondelez International, Inc.
4.00%, 02/01/2024	150,000	161,048
Tyson Foods, Inc.
3.95%, 08/15/2024	146,000	155,645

		2,224,069

Gas Utilities - 0.1%
AGL Capital Corp.
3.50%, 09/15/2021	75,000	76,653
4.40%, 06/01/2043	63,000	57,727
5.88%, 03/15/2041	146,000	167,004
6.38%, 07/15/2016	100,000	101,411
Atmos Energy Corp.
4.13%, 10/15/2044	75,000	76,099
4.15%, 01/15/2043	138,000	137,943
8.50%, 03/15/2019	35,000	41,456
Boston Gas Co.
4.49%, 02/15/2042 (B)	26,000	26,372
CenterPoint Energy Resources Corp.
5.85%, 01/15/2041	100,000	110,927
Dominion Gas Holdings LLC
2.80%, 11/15/2020	59,000	60,242

		855,834

Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co.
2.68%, 12/15/2019	33,000	33,809
3.73%, 12/15/2024	40,000	42,584
Medtronic, Inc.
3.15%, 03/15/2022	175,000	185,607
4.38%, 03/15/2035	219,000	237,095
Stryker Corp.
3.50%, 03/15/2026	38,000	39,381

		538,476

Health Care Providers & Services - 0.3%
Aetna, Inc.
4.50%, 05/15/2042	26,000	26,428
6.75%, 12/15/2037	50,000	65,379
Anthem, Inc.
2.30%, 07/15/2018	70,000	70,796
3.13%, 05/15/2022	62,000	62,328
3.30%, 01/15/2023	28,000	28,308
4.63%, 05/15/2042	50,000	49,357
4.65%, 01/15/2043 - 08/15/2044	184,000	182,657
Cardinal Health, Inc.
3.75%, 09/15/2025	75,000	79,268

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Express Scripts Holding Co.
3.50%, 06/15/2024	$ 150,000	$ 148,666
4.50%, 02/25/2026	85,000	88,006
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	249,000	252,425
Roche Holdings, Inc.
3.35%, 09/30/2024 (B)	300,000	318,982
Texas Health Resources
4.33%, 11/15/2055	250,000	255,652
UnitedHealth Group, Inc.
1.90%, 07/16/2018	55,000	55,860
2.13%, 03/15/2021	100,000	100,875
2.75%, 02/15/2023	23,000	23,418
2.88%, 03/15/2023	50,000	51,332
3.10%, 03/15/2026	100,000	102,299
3.35%, 07/15/2022	56,000	59,573
3.38%, 11/15/2021	94,000	100,420
4.63%, 07/15/2035	70,000	78,146
6.63%, 11/15/2037	80,000	110,244

		2,310,419

Hotels, Restaurants & Leisure - 0.0% (E)
McDonald’s Corp.
4.70%, 12/09/2035, MTN	35,000	37,611
6.30%, 10/15/2037, MTN	63,000	79,426
Starbucks Corp.
4.30%, 06/15/2045	109,000	121,228

		238,265

Household Products - 0.0% (E)
Kimberly-Clark Corp.
2.40%, 03/01/2022 (G)	20,000	20,353
7.50%, 11/01/2018	15,000	17,339

		37,692

Independent Power and Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC
2.95%, 01/15/2020	204,000	205,314
4.00%, 10/01/2020 (G)	60,000	62,713
4.25%, 06/15/2022 (G)	80,000	83,882
PSEG Power LLC
4.15%, 09/15/2021	125,000	130,683
4.30%, 11/15/2023	37,000	37,648

		520,240

Industrial Conglomerates - 0.3%
Danaher Corp.
2.40%, 09/15/2020	56,000	57,817
General Electric Co.
1.60%, 11/20/2017, MTN	127,000	128,227
2.10%, 12/11/2019	20,000	20,475
2.20%, 01/09/2020, MTN	129,000	132,787
2.30%, 04/27/2017, MTN	75,000	76,155
2.70%, 10/09/2022	64,000	66,562
3.10%, 01/09/2023, MTN	230,000	243,551
3.15%, 09/07/2022, MTN	86,000	91,691
3.38%, 03/11/2024 (G)	131,000	140,628
4.38%, 09/16/2020, MTN	108,000	120,458
4.63%, 01/07/2021, MTN	190,000	214,838
4.65%, 10/17/2021, MTN	200,000	228,167
5.30%, 02/11/2021	25,000	29,034
5.50%, 01/08/2020, MTN	180,000	206,470
6.75%, 03/15/2032, MTN	61,000	82,984
Koninklijke Philips NV
3.75%, 03/15/2022	100,000	105,415

The notes are an integral part of this report. Transamerica Series Trust	Page 12	March 31, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates (continued)
Koninklijke Philips NV (continued)
5.75%, 03/11/2018	$ 14,000	$ 14,993
7.20%, 06/01/2026	20,000	24,921

		1,985,173

Insurance - 0.8%
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (B)	200,000	248,278
Allstate Corp.
3.15%, 06/15/2023	41,000	42,151
American International Group, Inc.
3.75%, 07/10/2025	81,000	80,903
3.88%, 01/15/2035	111,000	99,153
4.13%, 02/15/2024	71,000	73,983
Aon Corp.
6.25%, 09/30/2040	18,000	20,981
Aon PLC
3.50%, 06/14/2024	100,000	100,466
3.88%, 12/15/2025	143,000	145,790
Berkshire Hathaway Finance Corp.
1.30%, 05/15/2018	97,000	97,392
3.00%, 05/15/2022	25,000	26,054
4.30%, 05/15/2043	83,000	87,786
4.40%, 05/15/2042 (G)	221,000	239,169
5.40%, 05/15/2018 (G)	50,000	54,512
Berkshire Hathaway, Inc.
2.75%, 03/15/2023	146,000	148,898
Chubb INA Holdings, Inc.
2.88%, 11/03/2022	73,000	75,329
3.15%, 03/15/2025	231,000	237,605
3.35%, 05/03/2026	50,000	52,200
CNA Financial Corp.
3.95%, 05/15/2024	45,000	44,730
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 (B)	47,000	50,963
Lincoln National Corp.
4.20%, 03/15/2022	162,000	170,169
4.85%, 06/24/2021	12,000	13,031
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	176,000	177,322
3.30%, 03/14/2023	17,000	17,337
3.50%, 03/10/2025	129,000	131,157
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (B)	26,000	28,519
7.63%, 11/15/2023 (B)	250,000	308,861
Metropolitan Life Global Funding I
1.50%, 01/10/2018 (B)	214,000	214,298
2.30%, 04/10/2019 (B)	150,000	152,601
3.00%, 01/10/2023 (B)	150,000	151,439
3.65%, 06/14/2018 (B) (G)	125,000	130,754
3.88%, 04/11/2022 (B)	200,000	213,511
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 (B)	195,000	287,484
New York Life Global Funding
2.15%, 06/18/2019 (B)	293,000	298,070
Pacific Life Insurance Co.
9.25%, 06/15/2039 (B)	150,000	216,453
Principal Financial Group, Inc.
1.85%, 11/15/2017	13,000	13,026
Principal Life Global Funding II
1.50%, 09/11/2017 (B)	200,000	200,351
Protective Life Global Funding
2.70%, 11/25/2020 (B)	250,000	253,976
Prudential Insurance Co. of America
8.30%, 07/01/2025 (B)	450,000	580,972

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Reliance Standard Life Global Funding II
3.05%, 01/20/2021 (B)	$ 101,000	$ 102,623
Travelers Cos., Inc.
5.80%, 05/15/2018	50,000	54,277

		5,642,574

Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
3.80%, 12/05/2024	197,000	215,840
4.80%, 12/05/2034	157,000	176,353

		392,193

Internet Software & Services - 0.1%
eBay, Inc.
2.60%, 07/15/2022	455,000	437,344
3.45%, 08/01/2024 (G)	139,000	137,194

		574,538

IT Services - 0.2%
International Business Machines Corp.
1.25%, 02/08/2018	100,000	100,501
2.25%, 02/19/2021	348,000	355,632
6.22%, 08/01/2027	250,000	326,791
Total System Services, Inc.
4.80%, 04/01/2026	75,000	77,388
Xerox Corp.
2.75%, 09/01/2020	150,000	139,740
2.95%, 03/15/2017	26,000	26,156
5.63%, 12/15/2019	61,000	63,046
6.75%, 02/01/2017	50,000	51,830

		1,141,084

Life Sciences Tools & Services - 0.0% (E)
Thermo Fisher Scientific, Inc.
3.15%, 01/15/2023	35,000	34,817
3.60%, 08/15/2021	22,000	22,764
4.15%, 02/01/2024	34,000	35,842

		93,423

Machinery - 0.2%
Caterpillar Financial Services Corp.
1.00%, 11/25/2016, MTN	200,000	200,362
2.85%, 06/01/2022, MTN (G)	46,000	47,544
3.25%, 12/01/2024, MTN	130,000	135,405
7.05%, 10/01/2018, MTN	125,000	141,762
Caterpillar, Inc.
2.60%, 06/26/2022	35,000	35,443
Deere & Co.
2.60%, 06/08/2022	74,000	75,622
3.90%, 06/09/2042	32,000	31,736
Illinois Tool Works, Inc.
3.50%, 03/01/2024 (G)	100,000	107,796
3.90%, 09/01/2042	280,000	283,000
Ingersoll-Rand Co.
6.39%, 11/15/2027	25,000	29,322
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 06/15/2023	81,000	87,330
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	80,000	80,307
Parker-Hannifin Corp.
4.45%, 11/21/2044, MTN	85,000	92,473
5.50%, 05/15/2018, MTN	20,000	21,807

The notes are an integral part of this report. Transamerica Series Trust	Page 13	March 31, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Pentair Finance SA
2.90%, 09/15/2018	$ 242,000	$ 242,694
Roper Technologies, Inc.
3.00%, 12/15/2020	42,000	42,912

		1,655,515

Media - 0.8%
21st Century Fox America, Inc.
6.65%, 11/15/2037	50,000	62,257
7.30%, 04/30/2028	50,000	65,638
8.88%, 04/26/2023	80,000	107,343
9.50%, 07/15/2024	70,000	100,499
CBS Corp.
3.70%, 08/15/2024	287,000	295,658
4.00%, 01/15/2026	83,000	86,694
CCO Safari II LLC
4.46%, 07/23/2022 (B)	317,000	331,350
6.38%, 10/23/2035 (B)	92,000	101,564
6.83%, 10/23/2055 (B)	125,000	134,896
Comcast Corp.
2.75%, 03/01/2023	53,000	54,769
4.20%, 08/15/2034	167,000	176,528
4.25%, 01/15/2033	173,000	184,243
6.45%, 03/15/2037	50,000	66,283
6.50%, 01/15/2017 - 11/15/2035	300,000	388,087
Cox Communications, Inc.
3.25%, 12/15/2022 (B)	55,000	53,040
4.80%, 02/01/2035 (B)	350,000	306,146
8.38%, 03/01/2039 (B)	60,000	68,477
Discovery Communications LLC
4.38%, 06/15/2021	80,000	83,856
4.95%, 05/15/2042	200,000	174,589
Historic TW, Inc.
9.15%, 02/01/2023	500,000	667,094
NBCUniversal Media LLC
4.38%, 04/01/2021	50,000	55,910
6.40%, 04/30/2040	170,000	227,469
Thomson Reuters Corp.
3.85%, 09/29/2024	254,000	260,926
3.95%, 09/30/2021	126,000	132,631
4.50%, 05/23/2043	59,000	53,968
4.70%, 10/15/2019	15,000	16,205
Time Warner Cable, Inc.
5.50%, 09/01/2041	90,000	89,254
6.75%, 07/01/2018	60,000	66,013
7.30%, 07/01/2038	100,000	117,300
8.75%, 02/14/2019	50,000	58,545
Time Warner Cos., Inc.
7.57%, 02/01/2024	40,000	50,323
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	75,000	95,278
Time Warner, Inc.
3.55%, 06/01/2024	250,000	257,154
3.60%, 07/15/2025	135,000	138,571
Viacom, Inc.
2.75%, 12/15/2019	53,000	53,977
3.13%, 06/15/2022 (G)	80,000	78,600
3.88%, 12/15/2021	72,000	74,812
4.38%, 03/15/2043	93,000	71,892
4.50%, 02/27/2042	25,000	20,048
4.85%, 12/15/2034	32,000	28,402
6.25%, 04/30/2016	4,000	4,015
Walt Disney Co.
3.00%, 02/13/2026	200,000	211,462
3.15%, 09/17/2025, MTN	250,000	268,552

		5,940,318

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.2%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023 (G)	$ 131,000	$ 134,914
5.00%, 09/30/2043	50,000	50,865
Freeport Minerals Corp.
9.50%, 06/01/2031	250,000	215,000
Freeport-McMoRan, Inc.
2.15%, 03/01/2017	134,000	127,970
3.88%, 03/15/2023	112,000	75,880
5.40%, 11/14/2034	207,000	126,788
5.45%, 03/15/2043 (G)	184,000	112,700
Nucor Corp.
4.00%, 08/01/2023	45,000	46,901
Placer Dome, Inc.
6.45%, 10/15/2035	40,000	36,752
Rio Tinto Finance USA PLC
1.63%, 08/21/2017	88,000	87,434
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020 (G)	12,000	12,420
3.75%, 09/20/2021	80,000	83,033
Teck Resources, Ltd.
3.75%, 02/01/2023 (G)	77,000	50,772
4.75%, 01/15/2022 (G)	277,000	191,130

		1,352,559

Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co.
2.40%, 02/01/2020	82,000	83,551
3.50%, 02/01/2025	104,000	109,782
4.50%, 02/01/2045	75,000	79,845
Consumers Energy Co.
2.85%, 05/15/2022	20,000	20,455
5.65%, 04/15/2020	20,000	22,785
6.13%, 03/15/2019	100,000	112,627
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	47,055
Dominion Resources, Inc.
5.25%, 08/01/2033	100,000	105,618
DTE Energy Co.
2.40%, 12/01/2019	69,000	69,532
3.30%, 06/15/2022 (B)	79,000	81,986
3.85%, 12/01/2023	46,000	48,421
San Diego Gas & Electric Co.
3.95%, 11/15/2041	44,000	45,225
6.00%, 06/01/2026	50,000	62,604
Sempra Energy
2.88%, 10/01/2022	70,000	69,191
3.55%, 06/15/2024	165,000	167,444
4.05%, 12/01/2023	72,000	75,686
6.50%, 06/01/2016	50,000	50,391
9.80%, 02/15/2019	50,000	60,143
WEC Energy Group, Inc.
3.55%, 06/15/2025	144,000	149,598

		1,461,939

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc.
2.88%, 02/15/2023	74,000	70,291
3.45%, 01/15/2021 (G)	50,000	51,506
3.88%, 01/15/2022	200,000	205,652
4.38%, 09/01/2023	62,000	63,684
4.50%, 12/15/2034	79,000	64,147
6.90%, 01/15/2032	120,000	127,623
7.45%, 07/15/2017	30,000	32,127

The notes are an integral part of this report. Transamerica Series Trust	Page 14	March 31, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multiline Retail (continued)
Nordstrom, Inc.
4.00%, 10/15/2021	$ 35,000	$ 36,990
Target Corp.
6.00%, 01/15/2018	100,000	108,829

		760,849

Oil, Gas & Consumable Fuels - 2.2%
Anadarko Finance Co.
7.50%, 05/01/2031	100,000	108,278
Anadarko Petroleum Corp.
8.70%, 03/15/2019 (G)	80,000	89,388
Apache Corp.
2.63%, 01/15/2023	100,000	90,990
3.25%, 04/15/2022	14,000	13,470
4.75%, 04/15/2043	57,000	51,165
BP Capital Markets PLC
1.38%, 11/06/2017 (G)	40,000	39,871
1.85%, 05/05/2017	89,000	89,430
2.24%, 05/10/2019	150,000	151,819
2.75%, 05/10/2023	254,000	249,128
3.25%, 05/06/2022	96,000	98,797
3.54%, 11/04/2024	300,000	306,497
3.81%, 02/10/2024	116,000	120,601
Buckeye Partners, LP
4.88%, 02/01/2021	300,000	302,978
5.85%, 11/15/2043	100,000	87,234
Burlington Resources Finance Co.
7.40%, 12/01/2031	25,000	28,293
Canadian Natural Resources, Ltd.
1.75%, 01/15/2018	125,000	121,888
5.90%, 02/01/2018	25,000	25,937
6.25%, 03/15/2038	140,000	128,776
6.45%, 06/30/2033	124,000	114,740
7.20%, 01/15/2032	20,000	19,300
Cenovus Energy, Inc.
3.00%, 08/15/2022	325,000	288,961
4.45%, 09/15/2042	42,000	32,500
6.75%, 11/15/2039	89,000	85,213
Chevron Corp.
2.36%, 12/05/2022	60,000	59,959
CNOOC Finance LLC
3.50%, 05/05/2025	235,000	231,114
CNOOC Finance Pty, Ltd.
2.63%, 05/05/2020	230,000	230,196
CNOOC Nexen Finance ULC
4.25%, 04/30/2024	209,000	216,111
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016	100,000	102,331
ConocoPhillips Co.
2.20%, 05/15/2020 (G)	82,000	80,540
3.35%, 11/15/2024 (G)	225,000	217,358
5.75%, 02/01/2019	75,000	81,367
ConocoPhillips Holding Co.
6.95%, 04/15/2029	100,000	112,485
Devon Energy Corp.
3.25%, 05/15/2022	64,000	53,887
4.75%, 05/15/2042	52,000	38,135
6.30%, 01/15/2019	30,000	30,327
7.95%, 04/15/2032	150,000	152,549
Devon Financing Co. LLC
7.88%, 09/30/2031	100,000	98,058
Ecopetrol SA
4.13%, 01/16/2025	100,000	85,250
5.38%, 06/26/2026	116,000	105,560
Encana Corp.
6.50%, 05/15/2019 - 08/15/2034	80,000	73,912

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners, LP
3.60%, 02/01/2023	$ 143,000	$ 124,054
4.75%, 01/15/2026	123,000	111,776
5.15%, 03/15/2045	39,000	30,317
Eni SpA
5.70%, 10/01/2040 (B)	125,000	119,935
EnLink Midstream Partners, LP
2.70%, 04/01/2019	131,000	116,965
4.15%, 06/01/2025	238,000	184,678
5.05%, 04/01/2045	58,000	39,020
Enterprise Products Operating LLC
3.35%, 03/15/2023	200,000	199,076
3.75%, 02/15/2025	110,000	109,799
3.90%, 02/15/2024	158,000	159,701
4.90%, 05/15/2046	36,000	34,603
4.95%, 10/15/2054	46,000	39,925
5.10%, 02/15/2045	39,000	37,854
5.25%, 01/31/2020	104,000	112,502
5.75%, 03/01/2035	200,000	203,872
5.95%, 02/01/2041	36,000	36,944
EOG Resources, Inc.
2.63%, 03/15/2023 (G)	36,000	34,113
5.10%, 01/15/2036	157,000	162,016
Exxon Mobil Corp.
2.40%, 03/06/2022	300,000	303,885
2.73%, 03/01/2023	235,000	239,005
4.11%, 03/01/2046	128,000	135,718
Hess Corp.
7.88%, 10/01/2029	25,000	27,187
Kerr-McGee Corp.
7.88%, 09/15/2031	250,000	273,110
Magellan Midstream Partners, LP
3.20%, 03/15/2025	68,000	65,143
4.25%, 02/01/2021	167,000	174,791
5.15%, 10/15/2043	178,000	166,474
Marathon Oil Corp.
2.80%, 11/01/2022	160,000	130,294
6.60%, 10/01/2037	130,000	107,110
Marathon Petroleum Corp.
3.63%, 09/15/2024	145,000	132,591
Noble Energy, Inc.
4.15%, 12/15/2021	120,000	119,794
5.05%, 11/15/2044	100,000	85,171
5.63%, 05/01/2021	74,000	74,370
Occidental Petroleum Corp.
1.75%, 02/15/2017	28,000	28,056
2.70%, 02/15/2023 (G)	40,000	39,488
3.40%, 04/15/2026 (H)	46,000	46,439
3.50%, 06/15/2025	91,000	93,194
4.63%, 06/15/2045	39,000	40,615
ONEOK Partners, LP
3.38%, 10/01/2022	95,000	85,257
3.80%, 03/15/2020 (G)	105,000	100,135
4.90%, 03/15/2025	470,000	442,803
6.65%, 10/01/2036	210,000	195,341
Petro-Canada
6.05%, 05/15/2018	40,000	42,305
6.80%, 05/15/2038	50,000	54,796
Petrobras Global Finance BV
7.88%, 03/15/2019	100,000	95,900
Petroleos Mexicanos
4.25%, 01/15/2025 (G)	67,000	62,059
4.50%, 01/23/2026 (G)	205,000	190,958
4.88%, 01/18/2024	44,000	43,131
5.63%, 01/23/2046	129,000	108,412
6.38%, 02/04/2021 (B)	112,000	119,448
6.38%, 01/23/2045	106,000	98,262
6.88%, 08/04/2026 (B)	120,000	129,900

The notes are an integral part of this report. Transamerica Series Trust	Page 15	March 31, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Phillips 66
2.95%, 05/01/2017	$ 33,000	$ 33,608
4.30%, 04/01/2022	17,000	18,099
Plains All American Pipeline, LP / PAA Finance Corp.
2.60%, 12/15/2019	71,000	67,226
3.60%, 11/01/2024	250,000	215,590
4.65%, 10/15/2025 (G)	350,000	323,581
4.90%, 02/15/2045	162,000	124,754
Repsol Oil & Gas Canada, Inc.
7.75%, 06/01/2019	60,000	61,996
Shell International Finance BV
1.13%, 08/21/2017	85,000	84,945
2.13%, 05/11/2020	175,000	176,623
4.13%, 05/11/2035	253,000	259,232
6.38%, 12/15/2038	150,000	183,645
Sinopec Group Overseas Development, Ltd.
4.38%, 10/17/2023 (B)	208,000	222,630
Spectra Energy Capital LLC
3.30%, 03/15/2023	130,000	115,108
5.65%, 03/01/2020	150,000	154,165
7.50%, 09/15/2038	140,000	145,220
8.00%, 10/01/2019	120,000	131,932
Spectra Energy Partners, LP
2.95%, 09/25/2018	80,000	80,314
3.50%, 03/15/2025	125,000	120,732
5.95%, 09/25/2043	63,000	66,404
Statoil ASA
1.15%, 05/15/2018 (G)	134,000	133,036
2.65%, 01/15/2024	214,000	208,484
2.75%, 11/10/2021 (G)	31,000	31,410
3.13%, 08/17/2017	33,000	33,880
3.15%, 01/23/2022	33,000	33,900
3.25%, 11/10/2024 (G)	107,000	108,192
4.25%, 11/23/2041	27,000	26,146
Suncor Energy, Inc.
3.60%, 12/01/2024 (G)	210,000	207,905
Sunoco Logistics Partners Operations, LP
4.25%, 04/01/2024	47,000	43,144
4.95%, 01/15/2043	198,000	156,199
5.30%, 04/01/2044	50,000	41,246
5.35%, 05/15/2045	133,000	111,700
5.50%, 02/15/2020	180,000	182,592
5.95%, 12/01/2025 (G)	100,000	100,469
Tosco Corp.
7.80%, 01/01/2027	100,000	122,156
Total Capital International SA
1.50%, 02/17/2017	55,000	55,254
1.55%, 06/28/2017	66,000	66,260
2.70%, 01/25/2023	150,000	149,359
2.75%, 06/19/2021	250,000	257,213
3.75%, 04/10/2024	29,000	30,513
TransCanada PipeLines, Ltd.
1.88%, 01/12/2018	51,000	50,928
3.13%, 01/15/2019	112,000	113,213
3.75%, 10/16/2023	100,000	98,668
4.88%, 01/15/2026	162,000	171,112
7.13%, 01/15/2019	70,000	77,720
Western Gas Partners, LP
5.38%, 06/01/2021	69,000	66,766
5.45%, 04/01/2044	118,000	93,748

		15,879,702

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.3%
Actavis Funding SCS
3.45%, 03/15/2022	$ 302,000	$ 313,523
4.55%, 03/15/2035	217,000	223,577
Actavis, Inc.
3.25%, 10/01/2022	38,000	38,954
Allergan, Inc.
2.80%, 03/15/2023	250,000	244,670
3.38%, 09/15/2020	91,000	94,616
Bayer US Finance LLC
3.38%, 10/08/2024 (B)	200,000	210,851
Forest Laboratories LLC
5.00%, 12/15/2021 (B)	139,000	155,183
Johnson & Johnson
3.55%, 03/01/2036	90,000	93,582
Merck & Co., Inc.
2.35%, 02/10/2022	86,000	87,644
2.40%, 09/15/2022	62,000	63,223
2.80%, 05/18/2023	94,000	98,086
3.70%, 02/10/2045	20,000	20,353
Zoetis, Inc.
1.88%, 02/01/2018	26,000	25,975
3.25%, 02/01/2023	130,000	128,555
3.45%, 11/13/2020	37,000	38,012
4.50%, 11/13/2025	70,000	74,856
4.70%, 02/01/2043	26,000	24,451

		1,936,111

Real Estate Investment Trusts - 0.4%
American Tower Corp.
3.50%, 01/31/2023	100,000	100,948
5.00%, 02/15/2024	57,000	62,550
Boston Properties, LP
3.65%, 02/01/2026	74,000	76,786
Equity Commonwealth
5.88%, 09/15/2020	312,000	339,384
ERP Operating, LP
4.63%, 12/15/2021	46,000	51,184
HCP, Inc.
2.63%, 02/01/2020	76,000	74,955
3.40%, 02/01/2025	95,000	87,417
3.88%, 08/15/2024	176,000	169,866
4.20%, 03/01/2024	30,000	29,610
4.25%, 11/15/2023	58,000	58,228
National Retail Properties, Inc.
4.00%, 11/15/2025	204,000	209,517
Prologis, LP
3.75%, 11/01/2025	32,000	33,390
4.25%, 08/15/2023	76,000	81,971
Realty Income Corp.
3.25%, 10/15/2022	390,000	384,913
Simon Property Group, LP
2.15%, 09/15/2017	167,000	168,795
3.75%, 02/01/2024	200,000	213,997
4.13%, 12/01/2021	67,000	73,380
Ventas Realty, LP
3.50%, 02/01/2025	54,000	53,067
3.75%, 05/01/2024	44,000	43,965
4.13%, 01/15/2026	45,000	46,209
Ventas Realty, LP / Ventas Capital Corp.
3.25%, 08/15/2022	170,000	170,305
Welltower, Inc.
4.00%, 06/01/2025	74,000	74,040
4.25%, 04/01/2026	200,000	202,673
4.50%, 01/15/2024	73,000	75,780

		2,882,930

The notes are an integral part of this report. Transamerica Series Trust	Page 16	March 31, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	$ 50,000	$ 52,022
3.05%, 03/15/2022	87,000	91,843
3.45%, 09/15/2021	22,000	23,520
3.60%, 09/01/2020	25,000	26,830
3.75%, 04/01/2024	124,000	133,835
4.38%, 09/01/2042	88,000	93,111
5.15%, 09/01/2043	154,000	180,080
5.65%, 05/01/2017	50,000	52,437
6.70%, 08/01/2028	50,000	66,937
Canadian Pacific Railway Co.
2.90%, 02/01/2025	208,000	200,724
4.50%, 01/15/2022	370,000	403,302
6.13%, 09/15/2115	27,000	28,950
7.13%, 10/15/2031	50,000	64,315
CSX Corp.
3.40%, 08/01/2024	350,000	362,102
3.95%, 05/01/2050	42,000	38,365
4.10%, 03/15/2044	16,000	15,786
4.25%, 06/01/2021	22,000	24,046
5.50%, 04/15/2041	37,000	42,447
7.90%, 05/01/2017	60,000	64,202
Norfolk Southern Corp.
3.25%, 12/01/2021	55,000	56,930
3.95%, 10/01/2042	35,000	33,493
6.00%, 03/15/2105 - 05/23/2111	290,000	324,172
Ryder System, Inc.
2.50%, 03/01/2017 - 05/11/2020, MTN	161,000	160,029
2.65%, 03/02/2020, MTN (G)	79,000	78,821
2.88%, 09/01/2020, MTN	69,000	68,811
Union Pacific Corp.
2.95%, 01/15/2023 (G)	16,000	16,448
3.65%, 02/15/2024	37,000	39,927
4.16%, 07/15/2022	7,000	7,831
4.30%, 06/15/2042	20,000	20,932
Union Pacific Railroad Co. Pass-Through Trust
2.70%, 05/12/2027	300,000	301,186
4.70%, 01/02/2024	53,474	57,377

		3,130,811

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
3.10%, 07/29/2022	40,000	42,289
3.30%, 10/01/2021	46,000	49,412
3.70%, 07/29/2025 (G)	107,000	117,200
4.00%, 12/15/2032	221,000	231,099
Texas Instruments, Inc.
1.65%, 08/03/2019	183,000	185,120

		625,120

Software - 0.3%
Intuit, Inc.
5.75%, 03/15/2017	215,000	223,422
Microsoft Corp.
0.88%, 11/15/2017	23,000	23,013
2.13%, 11/15/2022	34,000	34,392
2.38%, 02/12/2022 - 05/01/2023	206,000	209,655
3.50%, 02/12/2035	55,000	53,864
3.63%, 12/15/2023	111,000	121,562
4.00%, 02/12/2055	57,000	55,984
4.20%, 11/03/2035	103,000	110,404
4.75%, 11/03/2055	109,000	121,129

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Oracle Corp.
2.80%, 07/08/2021	$ 281,000	$ 294,171
2.95%, 05/15/2025	450,000	460,971
4.30%, 07/08/2034	407,000	428,048
5.75%, 04/15/2018	100,000	109,338
6.13%, 07/08/2039	82,000	105,796
6.50%, 04/15/2038	30,000	39,959

		2,391,708

Specialty Retail - 0.1%
Bed Bath & Beyond, Inc.
4.92%, 08/01/2034	323,000	291,340
Gap, Inc.
5.95%, 04/12/2021	50,000	54,172
Home Depot, Inc.
2.63%, 06/01/2022	40,000	41,377
4.25%, 04/01/2046	121,000	133,196
Lowe’s Cos., Inc.
3.13%, 09/15/2024	75,000	78,912
3.38%, 09/15/2025 (G)	119,000	127,593
4.65%, 04/15/2042	54,000	61,137
5.13%, 11/15/2041	33,000	38,486
5.50%, 10/15/2035	150,000	182,073

		1,008,286

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
0.87% (A), 05/03/2018	138,000	137,752
2.15%, 02/09/2022	273,000	275,450
2.40%, 05/03/2023	256,000	257,557
2.85%, 05/06/2021 - 02/23/2023	332,000	347,154
3.20%, 05/13/2025 (G)	192,000	201,151
3.45%, 02/09/2045	125,000	112,894
4.50%, 02/23/2036	85,000	91,213
Dell, Inc.
7.10%, 04/15/2028 (G)	25,000	24,250
HP, Inc.
4.38%, 09/15/2021	24,000	25,082
6.00%, 09/15/2041	82,000	73,750

		1,546,253

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.88%, 07/17/2018 (B)	53,000	53,384
3.38%, 02/01/2022 (B)	277,000	275,020
4.25%, 01/17/2023 (B)	100,000	101,330

		429,734

Water Utilities - 0.0% (E)
American Water Capital Corp.
3.40%, 03/01/2025	183,000	192,768

Wireless Telecommunication Services - 0.1%
America Movil SAB de CV
6.13%, 03/30/2040	100,000	118,079
Crown Castle Towers LLC
3.22%, 05/15/2042 (B)	125,000	125,188
Rogers Communications, Inc.
3.63%, 12/15/2025	76,000	79,119
4.10%, 10/01/2023	176,000	189,640
8.75%, 05/01/2032	50,000	69,307

The notes are an integral part of this report. Transamerica Series Trust	Page 17	March 31, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Vodafone Group PLC
1.50%, 02/19/2018	$ 125,000	$ 124,868
6.25%, 11/30/2032	180,000	207,283

		913,484

Total Corporate Debt Securities (Cost $139,558,676)		142,025,207

FOREIGN GOVERNMENT OBLIGATIONS - 1.1%
African Development Bank
8.80%, 09/01/2019	225,000	275,073
Colombia Government International Bond
4.50%, 01/28/2026	200,000	204,500
5.00%, 06/15/2045	200,000	186,000
Israel Government AID Bond
Zero Coupon, 08/15/2023	980,000	832,657
5.50%, 09/18/2033	100,000	135,206
Series 2007-Z,
Zero Coupon, 08/15/2025	1,000,000	795,219
Series 2008-Z,
Zero Coupon, 02/15/2024 - 02/15/2025	2,000,000	1,645,572
Series 2010-Z,
Zero Coupon, 02/15/2025	500,000	404,581
Israel Government AID Bond, Principal Only STRIPS
Series 2004-Z,
08/15/2023	1,000,000	849,650
Mexico Government International Bond
3.60%, 01/30/2025 (G)	414,000	422,280
4.00%, 10/02/2023	232,000	243,020
4.13%, 01/21/2026 (G)	200,000	209,700
5.55%, 01/21/2045	448,000	496,160
3.50%, 01/21/2021, MTN (G)	244,000	252,540
4.75%, 03/08/2044, MTN	60,000	59,850
Peruvian Government International Bond
5.63%, 11/18/2050	36,000	40,500
Poland Government International Bond
4.00%, 01/22/2024	133,000	142,004
Province of Ontario
1.65%, 09/27/2019	173,000	173,409
South Africa Government International Bond
5.38%, 07/24/2044	252,000	249,016
Turkey Government International Bond
4.25%, 04/14/2026 (G)	200,000	194,712
5.75%, 03/22/2024	200,000	216,920

Total Foreign Government Obligations (Cost $7,733,672)		8,028,569

MORTGAGE-BACKED SECURITIES - 4.8%
A10 Securitization LLC
Series 2013-1, Class A,
2.40%, 11/15/2025 (B)	2,842	2,842
Series 2015-1, Class A1,
2.10%, 04/15/2034 (B)	381,810	381,725
A10 Term Asset Financing LLC
Series 2013-2, Class A,
2.62%, 11/15/2027 (B)	247,951	244,845
Series 2013-2, Class B,
4.38%, 11/15/2027 (B)	250,000	243,800
Series 2014-1, Class A1,
1.72%, 04/15/2033 (B)	269,088	266,286
Series 2014-1, Class A2,
3.02%, 04/15/2033 (B)	301,000	301,499

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Access Point Funding Trust
Series 2016-1, Class A,
6.25%, 02/16/2021 (C) (D)	$ 650,000	$ 650,000
Ajax Mortgage Loan Trust
Series 2013-A, Class A,
3.50% (A), 02/25/2051 (B) (C)	303,824	301,165
Series 2013-B, Class A,
3.50% (A), 02/25/2051 (B) (C)	227,168	225,576
Series 2014-A, Class A,
3.75% (A), 10/25/2057 (B)	398,956	396,008
Series 2015-B, Class A,
3.88% (A), 07/25/2060 (B)	240,069	240,402
Alternative Loan Trust
Series 2004-2CB, Class 1A9,
5.75%, 03/25/2034	386,768	383,756
Series 2005-28CB, Class 1A4,
5.50%, 08/25/2035	271,424	255,005
Series 2005-54CB, Class 1A11,
5.50%, 11/25/2035	99,161	89,553
Alternative Loan Trust, Interest Only STRIPS
Series 2005-20CB, Class 3A8,
4.32% (A), 07/25/2035	451,389	64,772
Series 2005-22T1, Class A2,
4.64% (A), 06/25/2035	800,128	142,998
Series 2005-J1, Class 1A4,
4.67% (A), 02/25/2035	248,116	18,127
Angel Oak Mortgage Trust LLC
Series 2015-1, Class A,
4.50% (A), 11/25/2045 (B)	379,472	381,671
ASG Resecuritization Trust
Series 2009-1, Class A60,
5.63% (A), 06/26/2037 (B)	44,688	44,285
Series 2009-3, Class A65,
2.35% (A), 03/26/2037 (B)	75,261	74,502
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (B)	100,000	102,690
Series 2014-520M, Class C,
4.21% (A), 08/15/2046 (B)	200,000	190,183
Banc of America Alternative Loan Trust
Series 2003-7, Class 1CB1,
5.50%, 09/25/2033	152,655	153,936
Series 2003-7, Class 2A4,
5.00%, 09/25/2018	8,652	8,673
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4,
5.89% (A), 07/10/2044	74,146	74,152
Series 2006-5, Class A4,
5.41%, 09/10/2047	276,986	278,729
Series 2007-5, Class A4,
5.49%, 02/10/2051	253,381	261,964
Banc of America Funding Trust
Series 2005-E, Class 4A1,
2.87% (A), 03/20/2035	149,047	146,478
Series 2010-R11A, Class 1A6,
5.13% (A), 08/26/2035 (B)	30,841	30,975
Banc of America Funding Trust, Principal Only STRIPS
Series 2004-1,
03/25/2034	31,433	25,542
Series 2005-7, Class 30,
11/25/2035	39,399	31,489
Series 2005-8, Class 30,
01/25/2036	12,605	8,719

The notes are an integral part of this report. Transamerica Series Trust	Page 18	March 31, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class AM,
4.73%, 07/10/2043	$ 7,598	$ 7,565
Banc of America Mortgage Trust
Series 2003-J, Class 3A2,
2.76% (A), 11/25/2033	111,810	110,909
Series 2004-3, Class 1A26,
5.50%, 04/25/2034	39,197	39,563
Series 2004-6, Class 1A3,
5.50%, 05/25/2034	77,677	78,295
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (B)	550,000	561,153
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (B)	350,000	348,209
BCAP LLC Trust
Series 2010-RR7, Class 2A1,
2.40% (A), 07/26/2045 (B)	133,913	132,796
Series 2011-RR10, Class 2A1,
1.21% (A), 09/26/2037 (B)	221,883	213,846
Series 2012-RR10, Class 1A1,
0.67% (A), 02/26/2037 (B)	199,851	192,410
Series 2012-RR10, Class 3A1,
0.63% (A), 05/26/2036 (B)	165,950	161,681
Series 2012-RR2, Class 1A1,
0.61% (A), 08/26/2036 (B)	41,136	40,817
Series 2012-RR3, Class 2A5,
2.16% (A), 05/26/2037 (B)	103,455	103,058
Series 2012-RR4, Class 8A3,
0.66% (A), 06/26/2047 (B)	144,033	138,844
Bear Stearns Alt-A Trust
Series 2004-6, Class 1A,
1.07% (A), 07/25/2034	387,001	365,891
Bear Stearns ARM Trust
Series 2006-1, Class A1,
2.58% (A), 02/25/2036	130,054	126,456
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class A4,
5.54%, 09/11/2041	194,831	195,405
CGBAM Commercial Mortgage Trust
Series 2014-HD, Class A,
1.24% (A), 02/15/2031 (B)	166,182	164,279
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
2.76% (A), 02/25/2037	154,261	151,567
Series 2007-A2, Class 2A1,
2.71% (A), 07/25/2037	66,175	63,949
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	105,235	109,634
Series 2004-3, Class A4,
5.75%, 04/25/2034	63,141	65,232
Series 2004-7, Class 2A1,
2.55% (A), 06/25/2034	36,830	35,899
Series 2004-8, Class 2A1,
4.50%, 06/25/2019	16,470	16,789
Series 2004-HYB1, Class 2A,
2.71% (A), 05/20/2034	33,255	31,378
Series 2005-22, Class 2A1,
2.73% (A), 11/25/2035	219,405	184,862
Citigroup Commercial Mortgage Trust
Series 2013-SMP, Class A,
2.11%, 01/12/2030 (B)	90,631	91,100

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust
Series 2003-1, Class 2A5,
5.25%, 10/25/2033	$ 44,275	$ 44,790
Series 2010-8, Class 5A6,
4.00%, 11/25/2036 (B)	116,385	116,915
Series 2010-8, Class 6A6,
4.50%, 12/25/2036 (B)	155,271	156,595
COBALT CMBS Commercial Mortgage Trust
Series 2006-C1, Class A4,
5.22%, 08/15/2048	54,811	55,369
COMM Mortgage Trust
Series 2013-SFS, Class A2,
2.99% (A), 04/12/2035 (B)	125,000	127,428
Series 2014-KYO, Class A,
1.34% (A), 06/11/2027 (B)	1,058,000	1,046,353
Series 2014-PAT, Class A,
1.24% (A), 08/13/2027 (B)	198,000	193,401
Series 2014-TWC, Class A,
1.28% (A), 02/13/2032 (B)	2,015,000	1,974,064
Series 2014-TWC, Class B,
2.03% (A), 02/13/2032 (B)	500,000	488,256
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	422,000	453,192
Commercial Mortgage Trust
Series 2006-GG7, Class AM,
5.89% (A), 07/10/2038	50,000	50,104
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	45,213	46,356
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	57,748	58,442
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	20,433	20,729
CSMC Trust
Series 2010-11R, Class A6,
1.44% (A), 06/28/2047 (B)	605,497	574,324
Series 2011-6R, Class 3A1,
2.91% (A), 07/28/2036 (B)	37,018	37,176
Series 2012-3R, Class 1A1,
2.40% (A), 07/27/2037 (B)	49,819	48,947
FDIC Trust
Series 2013-N1, Class A,
4.50%, 10/25/2018 (B)	5,507	5,508
GMACM Mortgage Loan Trust
Series 2004-J5, Class A7,
6.50%, 01/25/2035	35,278	36,400
GS Mortgage Securities Corp. II
Series 2013-KING, Class A,
2.71%, 12/10/2027 (B)	137,226	140,086
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A,
3.55%, 04/10/2034 (B)	750,000	798,361
Series 2013-NYC5, Class A,
2.32%, 01/10/2030 (B)	100,000	100,894
GS Mortgage Securities Trust
Series 2011-GC5, Class D,
5.32% (A), 08/10/2044 (B)	200,000	201,880
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF,
0.78% (A), 03/25/2035 (B)	210,833	177,700
Series 2005-RP3, Class 1AF,
0.78% (A), 09/25/2035 (B)	126,676	102,333
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	102,944	105,596
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	74,211	76,213

The notes are an integral part of this report. Transamerica Series Trust	Page 19	March 31, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust (continued)
Series 2005-7F, Class 3A9,
6.00%, 09/25/2035	$ 111,719	$ 115,597
Series 2006-1F, Class 2A4,
6.00%, 02/25/2036	118,850	104,717
Series 2007-1F, Class 2A4,
5.50%, 01/25/2037	185,041	179,277
HILT Mortgage Trust
Series 2014-ORL, Class A,
1.34% (A), 07/15/2029 (B)	850,000	845,482
Homeowner Assistance Program Reverse Mortgage Loan Trust
Series 2013-RM1, Class A,
4.00%, 05/26/2053 (B) (C)	515,712	506,687
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
0.78% (A), 05/25/2036	126,062	112,560
Series 2006-2, Class 2A1,
0.78% (A), 08/25/2036	29,478	28,676
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB15, Class A4,
5.81% (A), 06/12/2043	62,178	62,136
Series 2007-C1, Class A4,
5.72%, 02/15/2051	470,948	486,852
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-LDP8, Class X,
0.53% (A), 05/15/2045	2,732,408	3,696
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3,
2.68% (A), 11/25/2033	66,247	66,294
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2,
3.99%, 02/15/2036 (B)	154,000	162,623
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3,
5.43%, 02/15/2040	162,245	165,660
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.79% (A), 04/21/2034	85,242	85,077
Series 2004-13, Class 3A7,
2.81% (A), 11/21/2034	45,722	46,381
Series 2004-3, Class 4A2,
2.51% (A), 04/25/2034	38,514	35,509
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1,
4.50%, 09/25/2019	30,670	30,815
Series 2004-5, Class 5A1,
4.75%, 06/25/2019	20,626	20,751
MASTR Asset Securitization Trust
Series 2003-10, Class 3A1,
5.50%, 11/25/2033	82,647	82,370
MASTR Re-REMIC Trust, Principal Only STRIPS
Series 2005, Class 3,
05/28/2035 (B)	43,233	34,104
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1.05% (A), 10/25/2028	538,018	510,166
Series 2004-1, Class 2A1,
2.36% (A), 12/25/2034	120,221	119,820
Series 2004-A, Class A1,
0.89% (A), 04/25/2029	388,198	361,826

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3,
3.67%, 02/15/2047	$ 350,000	$ 372,114
Morgan Stanley Capital I Trust
Series 2006-T23, Class A4,
5.89% (A), 08/12/2041	231,956	232,397
Series 2011-C3, Class A3,
4.05%, 07/15/2049	100,000	105,208
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXA,
1.00%, 03/27/2051 (B)	130,437	128,546
Series 2012-XA, Class A,
2.00%, 07/27/2049 (B)	160,732	159,527
Series 2012-XA, Class B,
0.25%, 07/27/2049 (B)	150,000	138,462
MortgageIT Trust
Series 2005-1, Class 1A1,
1.07% (A), 02/25/2035	46,437	43,939
Nationstar HECM Loan Trust
Series 2015-2A, Class A,
2.88%, 11/25/2025 (B)	357,935	357,319
Series 2015-2A, Class M1,
4.11%, 11/25/2025 (B)	395,000	395,371
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2,
6.00%, 05/25/2033	10,444	10,604
Series 2003-A1, Class A5,
7.00%, 04/25/2033	13,943	14,234
NorthStar
Series 2013-1A, Class A,
2.28% (A), 08/25/2029 (B)	68,564	68,164
PFP, Ltd.
Series 2015-2, Class A,
1.89% (A), 07/14/2034 (B)	276,000	272,922
Series 2015-2, Class C,
3.69% (A), 07/14/2034 (B)	100,000	97,986
Series 2015-2, Class D,
4.44% (A), 07/14/2034 (B)	100,000	98,336
PHH Alternative Mortgage Trust, Interest Only STRIPS
Series 2007-2, Class 2X,
6.00%, 05/25/2037	260,841	67,160
RAIT Trust
Series 2014-FL2, Class B,
2.59% (A), 05/13/2031 (B)	300,000	295,175
Series 2014-FL3, Class A,
1.69% (A), 12/15/2031 (B)	202,962	199,814
Series 2015-FL4, Class A,
1.79% (A), 12/15/2031 (B)	273,326	271,551
Series 2015-FL5, Class B,
4.34% (A), 01/15/2031 (B)	295,000	294,444
RALI Trust
Series 2002-QS16, Class A3,
15.72% (A), 10/25/2017	3,697	3,864
Series 2003-QS19, Class A1,
5.75%, 10/25/2033	86,887	90,325
Series 2003-QS3, Class A2,
15.55% (A), 02/25/2018	4,305	4,525
Series 2004-QS3, Class CB,
5.00%, 03/25/2019	46,830	46,563
RBS Commercial Funding, Inc.
Series 2013-SMV, Class A,
3.26%, 03/11/2031 (B)	160,000	165,011

The notes are an integral part of this report. Transamerica Series Trust	Page 20	March 31, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RBSSP Resecuritization Trust
Series 2010-9, Class 7A5,
4.00% (A), 05/26/2037 (B)	$ 44,970	$ 44,318
RCMC LLC
Series 2012-CRE1, Class A,
5.62%, 11/15/2044 (B)	75,227	75,674
Resource Capital Corp., Ltd.
Series 2015-CRE4, Class A,
1.84% (A), 08/15/2032 (B)	160,000	157,085
Series 2015-CRE4, Class B,
3.44% (A), 08/15/2032 (B)	153,000	150,945
RFMSI Trust, Principal Only STRIPS
Series 2004-S6, Class 2A6,
06/25/2034	15,170	12,908
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1.19% (A), 04/20/2033	228,674	214,025
Series 2004-11, Class A1,
1.03% (A), 12/20/2034	179,114	172,293
Series 2004-8, Class A1,
1.13% (A), 09/20/2034	375,029	354,056
Series 2004-9, Class A1,
1.11% (A), 10/20/2034	300,342	282,834
Springleaf Mortgage Loan Trust
Series 2013-1A, Class A,
1.27% (A), 06/25/2058 (B)	133,764	133,474
Series 2013-1A, Class M1,
2.31% (A), 06/25/2058 (B)	166,000	165,835
Series 2013-1A, Class M2,
3.14% (A), 06/25/2058 (B)	108,000	107,840
Series 2013-1A, Class M3,
3.79% (A), 06/25/2058 (B)	127,000	126,803
Series 2013-2A, Class A,
1.78% (A), 12/25/2065 (B)	293,636	293,715
Series 2013-2A, Class M1,
3.52% (A), 12/25/2065 (B)	125,000	125,507
Series 2013-3A, Class M1,
3.79% (A), 09/25/2057 (B)	153,000	154,031
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
2.80% (A), 02/25/2034	436,408	430,893
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1.13% (A), 01/19/2034	445,143	426,556
Series 2004-AR1, Class 1A1,
1.13% (A), 03/19/2034	425,277	408,883
Series 2004-AR5, Class 1A1,
1.09% (A), 10/19/2034	68,132	64,640
Series 2005-AR5, Class A3,
0.68% (A), 07/19/2035	206,232	195,124
Structured Asset Securities Corp.
Series 2005-6, Class 4A1,
5.00%, 05/25/2035	11,856	11,949
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-29, Class 1A1,
4.75%, 09/25/2018	43,793	44,231
Series 2003-33H, Class 1A1,
5.50%, 10/25/2033	83,226	84,884
Thornburg Mortgage Securities Trust
Series 2004-4, Class 3A,
2.23% (A), 12/25/2044	153,439	150,737
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (B)	231,000	240,949

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	$ 130,000	$ 138,187
Series 2013-C6, Class A4,
3.24%, 04/10/2046	286,000	297,764
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
1.66% (A), 05/10/2063 (B)	1,010,291	60,560
Vendee Mortgage Trust
Series 1997-1, Class 2Z,
7.50%, 02/15/2027	448,359	528,644
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (B)	544,235	557,944
Series 2013-PENN, Class A,
3.81%, 12/13/2029 (B)	400,000	422,011
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.21% (A), 03/15/2045 (B)	820,334	8
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6,
2.53% (A), 10/25/2033	159,789	160,447
Series 2003-AR6, Class A1,
2.55% (A), 06/25/2033	53,473	53,065
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	73,026	75,365
Series 2003-S9, Class A8,
5.25%, 10/25/2033	83,732	85,468
Series 2004-AR3, Class A2,
2.51% (A), 06/25/2034	27,540	27,646
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-4, Class CB7,
5.50%, 06/25/2035	218,248	202,401
Washington Mutual Mortgage Pass-Through Certificates Trust, Interest Only STRIPS
Series 2005-2, Class 1A4,
4.62% (A), 04/25/2035	702,565	117,645
Series 2005-3, Class CX,
5.50%, 05/25/2035	246,528	51,094
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Principal Only STRIPS
Series 2003-MS7, Class P,
03/25/2033	11,692	9,788
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A,
2.71% (A), 03/18/2028 (B)	400,000	407,959
Wells Fargo Mortgage Loan Trust
Series 2012-RR1, Class A1,
2.85% (A), 08/27/2037 (B)	38,707	38,320
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1,
2.62% (A), 06/25/2033	137,051	137,026
Series 2003-K, Class 1A1,
2.62% (A), 11/25/2033	21,072	21,021
Series 2004-EE, Class 3A1,
2.72% (A), 12/25/2034	136,542	136,766
Series 2004-I, Class 1A1,
2.80% (A), 07/25/2034	129,649	130,702
Series 2004-P, Class 2A1,
2.74% (A), 09/25/2034	161,102	160,404

The notes are an integral part of this report. Transamerica Series Trust	Page 21	March 31, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2004-V, Class 1A1,
2.75% (A), 10/25/2034	$ 46,726	$ 46,806
Series 2005-AR3, Class 1A1,
2.78% (A), 03/25/2035	570,550	581,797
Series 2005-AR8, Class 2A1,
2.84% (A), 06/25/2035	35,862	36,297
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A,
1.75%, 08/20/2021 (B)	31,535	31,535

Total Mortgage-Backed Securities (Cost $33,847,380)		34,238,842

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.0% (E)
City of Los Angeles Department of Airports, Revenue Bonds
Series C,
6.58%, 05/15/2039	65,000	86,059

Illinois - 0.0% (E)
State of Illinois, General Obligation Unlimited
5.10%, 06/01/2033	200,000	187,386

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	225,000	235,037
5.65%, 11/01/2040	155,000	192,888

		427,925

Ohio - 0.1%
Ohio State University, Revenue Bonds
4.05%, 12/01/2056	106,000	110,956
Series A,
4.80%, 06/01/2111	130,000	140,062

		251,018

Total Municipal Government Obligations (Cost $910,212)		952,388

U.S. GOVERNMENT AGENCY OBLIGATIONS - 32.4%
Federal Home Loan Bank
5.50%, 07/15/2036 (G)	150,000	206,648
Federal Home Loan Mortgage Corp.
0.99% (A), 07/15/2042 - 03/15/2044	2,581,146	2,574,960
2.29% (A), 07/01/2036 - 10/01/2036	119,176	125,225
2.50% (A), 11/01/2036	64,188	67,700
2.51% (A), 05/01/2036 - 08/01/2036	144,856	152,537
2.55% (A), 02/01/2036	194,070	204,867
2.56% (A), 03/01/2037	84,086	88,405
2.57% (A), 12/01/2036	11,285	11,836
2.64% (A), 01/01/2035	61,816	65,081
2.65% (A), 06/01/2036 - 10/01/2036	271,018	283,767
2.67% (A), 09/01/2034	70,675	74,597
2.79% (A), 02/01/2037	152,964	161,376
3.00%, 08/15/2042 - 01/15/2044	4,396,320	4,484,629
3.50%, 01/01/2032 - 06/01/2043	3,765,279	3,950,303
4.00%, 06/01/2042 - 01/01/2043	2,348,417	2,527,730
4.50%, 05/01/2041	461,904	504,413
5.00%, 10/01/2017 - 04/01/2018	62,900	64,950
5.50%, 06/01/2020 - 08/01/2038	89,714	98,238
6.00%, 10/01/2017 - 12/01/2034	293,125	324,750
6.50%, 04/01/2016 - 11/01/2036	85,195	94,800
7.00%, 01/01/2031	113,578	132,568

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.13% (A), 09/25/2022	$ 1,102,169	$ 1,105,368
2.60%, 09/25/2020	142,000	147,208
2.62%, 01/25/2023	1,250,000	1,293,808
2.77%, 05/25/2025	750,000	760,357
3.39%, 03/25/2024	857,000	931,190
3.49%, 01/25/2024	1,300,000	1,421,726
Federal Home Loan Mortgage Corp. REMIC
0.79% (A), 06/15/2043	1,464,166	1,467,646
0.83% (A), 07/15/2037	507,158	506,649
0.84% (A), 10/15/2041	599,561	596,989
0.88% (A), 02/15/2037	18,166	18,256
0.89% (A), 03/15/2039 - 08/15/2039	689,072	690,864
0.99% (A), 08/15/2037	866,023	870,895
1.12% (A), 11/15/2037	544,242	553,038
3.50%, 08/15/2039	2,714,253	2,861,359
4.00%, 12/15/2041	565,800	616,245
4.50%, 02/15/2020	36,319	37,503
5.00%, 12/15/2022 - 05/15/2041	1,022,966	1,145,694
5.50%, 03/15/2017 - 05/15/2038	1,270,151	1,384,028
5.50% (A), 05/15/2041	163,330	176,679
6.00%, 05/15/2027 - 09/15/2036	2,067,854	2,334,741
6.38%, 03/15/2032	147,344	171,908
6.40%, 11/15/2023	51,572	56,360
6.50%, 08/15/2031 - 07/15/2036	800,404	921,819
7.00%, 03/15/2024 - 05/15/2032	1,308,232	1,505,258
7.25%, 09/15/2030 - 12/15/2030	290,643	336,191
7.50%, 02/15/2023 - 08/15/2030	142,172	160,226
8.00%, 01/15/2030	234,812	272,383
8.50%, 09/15/2020	7,634	7,897
9.58% (A), 07/15/2032	76,384	98,563
12.41% (A), 07/15/2033	49,091	57,065
13.96% (A), 09/15/2033	13,352	18,098
16.05% (A), 02/15/2040	100,000	156,596
22.89% (A), 06/15/2034	83,569	118,638
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.70% (A), 01/15/2040	314,374	21,559
4.50%, 07/15/2037	121,460	6,193
5.56% (A), 11/15/2037 - 02/15/2039	212,553	33,697
5.76% (A), 06/15/2038	379,516	66,925
5.93% (A), 10/15/2037	763,499	139,784
5.98% (A), 11/15/2037	98,903	16,134
6.36% (A), 04/15/2038	62,699	10,408
6.66% (A), 07/15/2036	30,481	4,823
7.26% (A), 07/15/2017	227	1
7.56% (A), 03/15/2032	50,550	14,123
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
03/15/2019 - 01/15/2040	598,801	568,856
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
1.52% (A), 10/25/2044	299,796	304,732
5.96% (A), 07/25/2032	203,318	235,897
6.50%, 02/25/2043	182,269	218,966
7.00%, 02/25/2043	58,481	70,036
7.50% (A), 08/25/2042	78,978	97,034
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 09/15/2035	82,469	13,411
Federal National Mortgage Association
Zero Coupon, 06/01/2017	300,000	297,427
0.69% (A), 11/25/2046	255,269	255,726
0.75% (A), 01/25/2017	30,794	30,773

The notes are an integral part of this report. Transamerica Series Trust	Page 22	March 31, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
0.78% (A), 01/01/2023 - 09/25/2042	$ 1,648,261	$ 1,644,071
0.80% (A), 05/01/2024	1,367,000	1,369,800
0.82% (A), 01/01/2023	701,140	705,831
0.86% (A), 07/01/2024	1,250,000	1,261,960
0.87% (A), 09/01/2024	1,000,000	1,003,875
0.90% (A), 08/25/2019 - 11/01/2020	1,099,892	1,101,946
0.91% (A), 09/01/2024	970,437	972,910
0.98% (A), 08/25/2042	748,393	761,627
1.38% (A), 11/25/2022	1,120,692	1,120,778
1.40%, 07/01/2017	1,000,000	1,003,398
1.94%, 07/01/2019	970,142	985,021
2.01%, 07/01/2019 - 06/01/2020	2,967,497	3,021,166
2.03%, 03/25/2019 - 08/01/2019	1,413,424	1,434,347
2.34%, 01/01/2023	960,962	986,448
2.38%, 12/01/2022	977,125	1,005,412
2.39% (A), 01/25/2023	1,000,000	1,017,674
2.40%, 02/01/2023	1,000,000	1,025,153
2.46%, 02/01/2023	932,116	954,008
2.51%, 06/01/2023	948,872	979,147
2.52%, 05/01/2023	1,000,000	1,029,666
2.58% (A), 01/01/2036	64,873	68,312
2.61% (A), 10/25/2021	1,000,000	1,040,545
2.65%, 08/01/2022	500,000	520,320
2.66%, 12/01/2022	1,000,000	1,062,217
2.67%, 07/01/2022	1,500,000	1,562,690
2.70%, 04/01/2023	1,429,378	1,483,100
2.75% (A), 01/01/2038	23,288	24,580
2.76%, 06/01/2023	960,564	1,006,109
2.92%, 12/01/2024	1,000,000	1,044,513
2.97%, 06/01/2030	1,321,000	1,321,924
3.00%, 01/01/2043	860,481	882,097
3.02%, 07/01/2023	2,750,000	2,896,098
3.02% (A), 08/25/2024	636,000	669,679
3.03%, 12/01/2021	462,251	488,895
3.09% (A), 04/25/2027	1,167,000	1,233,712
3.10%, 09/01/2025	1,000,000	1,058,145
3.12%, 01/01/2022 - 11/01/2026	1,500,000	1,582,857
3.24%, 10/01/2026 - 12/01/2026	1,976,855	2,096,152
3.29%, 08/01/2026	2,500,000	2,660,274
3.30%, 12/01/2026	1,000,000	1,064,792
3.34%, 02/01/2027 - 07/01/2030	2,000,000	2,100,965
3.35% (A), 03/25/2024	1,750,000	1,874,093
3.36%, 12/01/2027	1,096,010	1,172,604
3.38%, 01/01/2018 - 12/01/2023	2,000,000	2,130,891
3.45%, 01/01/2024	1,000,000	1,082,011
3.47% (A), 01/25/2024	3,000,000	3,215,050
3.50%, 08/01/2032 - 06/01/2043	8,538,041	8,987,477
3.51% (A), 12/25/2023	1,776,000	1,929,761
3.59%, 10/01/2020	96,187	104,003
3.64%, 10/01/2020	1,328,222	1,436,071
3.65%, 04/25/2021	866,000	934,107
3.67%, 07/01/2023	2,000,000	2,188,965
3.73%, 06/25/2021	500,000	543,209
3.74%, 06/01/2018 - 07/01/2023	1,896,975	2,000,057
3.76%, 04/25/2021 - 12/01/2035	3,495,028	3,780,792
3.77%, 08/01/2021	674,009	734,840
3.86%, 07/01/2021	927,943	1,014,310
3.87%, 08/01/2021	935,341	1,023,934
3.92%, 08/01/2021	1,445,900	1,586,965
3.94%, 07/01/2021	500,000	549,693
3.97%, 06/01/2021 - 07/01/2021	939,367	1,031,643
3.98%, 08/01/2021	987,965	1,084,570
3.99%, 07/01/2021	461,362	507,022
4.00%, 07/01/2042 - 08/01/2044	3,865,818	4,151,096
4.02%, 08/01/2021	1,228,297	1,350,723
4.05%, 08/01/2021	804,281	886,982
4.06%, 07/01/2021 - 09/01/2021	1,463,523	1,615,234

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
4.16%, 03/01/2021	$ 461,635	$ 508,139
4.23%, 03/01/2020	875,062	951,226
4.24%, 06/01/2021	963,082	1,067,763
4.25%, 04/01/2021	500,000	555,227
4.26%, 06/01/2021	350,135	385,060
4.32%, 06/01/2021	750,826	835,011
4.38%, 04/01/2020 - 04/01/2021	555,705	615,714
4.39%, 05/01/2021	242,207	269,719
4.45%, 07/01/2026	469,101	540,618
4.50%, 08/01/2018 - 03/01/2019	352,432	364,478
4.65%, 06/01/2021	937,693	1,053,713
5.00%, 05/11/2017 (G)	300,000	314,305
5.00%, 09/01/2018 - 08/01/2040	753,050	809,215
5.50%, 03/01/2017 - 05/01/2036	517,446	568,777
5.90%, 10/01/2017	706,500	749,823
6.00%, 12/01/2032 - 11/01/2037	632,434	724,300
6.50%, 03/01/2017 - 10/01/2036	129,047	148,612
7.00%, 09/01/2017	3,223	3,266
8.00%, 11/01/2037	6,488	7,290
Federal National Mortgage Association REMIC
0.66% (A), 06/27/2036	97,353	97,252
0.73% (A), 08/25/2041	358,663	357,376
0.78% (A), 04/25/2035 - 08/25/2036	131,296	131,768
0.83% (A), 10/25/2042	738,219	738,072
0.93% (A), 05/25/2035 - 10/25/2042	1,739,569	1,736,824
4.00%, 10/25/2025 - 04/25/2033	1,145,373	1,233,597
4.50%, 07/25/2029	1,000,000	1,142,812
5.00%, 09/25/2023 - 08/25/2040	1,687,296	1,907,344
5.50%, 04/25/2023 - 07/25/2038	2,752,108	3,040,167
5.70% (A), 12/25/2042	154,510	177,510
5.75%, 06/25/2033	304,791	347,201
6.00%, 11/25/2032 - 11/25/2039	765,373	868,907
6.32% (A), 10/25/2042	33,130	38,814
6.35% (A), 12/25/2042	82,139	96,825
6.50%, 02/25/2022 - 05/25/2044	757,695	876,181
6.79% (A), 07/25/2023	173,811	191,153
6.88% (A), 08/25/2033	60,182	68,104
7.00%, 03/25/2031 - 11/25/2041	1,540,631	1,823,378
8.00%, 05/25/2022	27,682	31,004
9.50%, 06/25/2018	9,140	9,486
10.00% (A), 03/25/2032	7,684	10,068
10.46% (A), 07/25/2035	120,579	140,872
11.78% (A), 09/25/2033	17,619	21,905
12.65% (A), 07/25/2033	37,125	46,143
13.13% (A), 03/25/2038	12,430	16,479
13.69% (A), 12/25/2032	10,544	14,364
14.62% (A), 11/25/2031	34,910	50,959
15.31% (A), 05/25/2034	42,956	57,436
16.29% (A), 07/25/2035	104,557	156,936
18.33% (A), 04/25/2034 - 05/25/2034	222,705	325,009
18.61% (A), 08/25/2032	33,533	41,687
21.58% (A), 06/25/2035	116,565	155,750
22.27% (A), 05/25/2034	18,567	27,910
22.98% (A), 03/25/2036	31,103	49,558
23.78% (A), 02/25/2032	11,300	18,635
24.47% (A), 10/25/2036	13,062	21,373
24.83% (A), 12/25/2036	21,963	33,567
Federal National Mortgage Association REMIC, Interest Only STRIPS
0.94% (A), 08/25/2042	554,813	17,754
1.44% (A), 01/25/2038	86,084	5,386
1.69% (A), 04/25/2041	221,185	14,550
5.00%, 03/25/2023	45,306	1,723
5.42% (A), 09/25/2038	259,312	38,232
5.48% (A), 02/25/2038	175,962	27,251
5.67% (A), 06/25/2037	97,634	15,129

The notes are an integral part of this report. Transamerica Series Trust	Page 23	March 31, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, Interest Only STRIPS (continued)
5.75% (A), 12/25/2039	$ 44,154	$ 6,133
5.77% (A), 03/25/2038	31,137	5,239
5.99% (A), 04/25/2040	61,339	7,892
6.07% (A), 06/25/2023	34,798	3,538
6.10% (A), 01/25/2041	482,786	111,151
6.11% (A), 09/25/2037	87,302	18,271
6.12% (A), 02/25/2039	63,571	13,950
6.15% (A), 06/25/2036	58,028	9,585
6.27% (A), 03/25/2036	959,108	211,956
6.50%, 05/25/2033	44,422	8,100
6.72% (A), 07/25/2037	153,733	32,759
7.00%, 06/25/2033	54,784	12,816
Federal National Mortgage Association REMIC, Principal Only STRIPS
12/25/2032 - 12/25/2043	2,946,394	2,474,161
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 01/25/2033	503,157	356,385
Financing Corp., Principal Only STRIPS
11/30/2017 - 09/26/2019	3,700,000	3,607,218
Government National Mortgage Association
0.73% (A), 08/20/2060	362,081	361,948
0.77% (A), 12/20/2062	358,332	353,534
0.83% (A), 12/20/2060	972,881	962,709
0.84% (A), 03/20/2063	862,222	851,992
0.86% (A), 04/20/2060	527,595	525,156
0.88% (A), 11/20/2059 - 06/20/2065	1,081,154	1,070,211
0.90% (A), 01/20/2061 - 08/20/2065	4,376,746	4,318,228
0.91% (A), 02/20/2065	1,432,078	1,408,741
0.93% (A), 06/20/2064 - 12/20/2064	5,837,865	5,759,121
0.94% (A), 10/20/2062	409,994	406,039
0.95% (A), 09/20/2065	689,447	679,623
0.98% (A), 07/20/2062	253,786	252,897
1.01% (A), 09/20/2062	755,425	752,608
1.03% (A), 11/20/2065	12,923,525	12,793,070
1.08% (A), 05/20/2061 - 03/20/2064	3,310,847	3,295,250
1.09% (A), 12/20/2065	532,758	529,259
1.13% (A), 05/20/2061	378,460	378,332
1.65%, 01/20/2063 - 02/20/2063	3,358,774	3,361,705
1.75%, 03/20/2063	939,999	949,094
3.50%, 11/20/2039	500,000	526,134
4.76% (A), 10/20/2043	1,368,815	1,525,892
5.00%, 04/16/2023	1,000,000	1,053,958
5.48% (A), 01/20/2038	617,729	701,462
5.50%, 11/20/2020 - 09/20/2039	2,749,913	3,067,810
5.54% (A), 07/20/2040	428,591	488,747
5.85% (A), 12/20/2038	167,517	192,511
6.00%, 08/20/2016 - 08/20/2039	385,437	439,853
6.50%, 10/16/2024 - 06/20/2033	1,773,697	2,100,286
7.33%, 11/20/2030	21,531	26,135
7.50%, 11/20/2029	80,271	93,486
8.00%, 06/20/2030	24,032	28,808
8.50%, 02/16/2030	213,597	253,143
9.00%, 05/16/2027	14,023	16,164
12.54% (A), 10/20/2037	41,733	56,343
15.37% (A), 06/17/2035	35,269	50,361
15.75% (A), 05/18/2034	4,669	5,712
18.45% (A), 04/16/2034	56,649	86,078
18.91% (A), 09/20/2037	19,708	28,262
21.76% (A), 04/20/2037	63,325	99,637
27.34% (A), 09/20/2034	34,973	60,941
Government National Mortgage Association, Interest Only STRIPS
5.27% (A), 12/20/2038	77,101	11,830
5.40% (A), 02/20/2038	121,656	20,293
5.50%, 10/16/2037	207,816	22,289

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS (continued)
5.57% (A), 11/20/2037	$ 112,059	$ 18,456
5.65% (A), 06/20/2039	87,328	13,745
5.66% (A), 02/16/2039	46,714	7,142
5.67% (A), 10/20/2034	142,606	23,097
5.77% (A), 03/20/2037 - 06/20/2038	234,403	39,524
5.84% (A), 04/20/2039	111,480	18,638
5.87% (A), 09/20/2035 - 03/20/2039	329,995	55,512
5.96% (A), 05/16/2038 - 06/16/2039	402,391	60,077
6.03% (A), 06/16/2037	112,464	22,157
6.06% (A), 03/16/2034	176,693	8,690
6.12% (A), 11/20/2037 - 12/20/2037	108,717	20,209
6.27% (A), 07/20/2036	39,779	2,149
6.32% (A), 07/20/2037	200,660	37,601
6.34% (A), 08/20/2037	147,462	22,753
6.37% (A), 04/16/2037	67,053	14,066
6.50%, 03/20/2039	56,380	12,714
6.52% (A), 10/20/2032	39,261	750
7.51% (A), 04/16/2032	109,317	24,675
Government National Mortgage Association, Principal Only STRIPS
02/17/2033 - 01/20/2038	321,439	298,578
National Credit Union Administration Guaranteed Notes Trust
2.65%, 10/29/2020	161,987	162,138
2.90%, 10/29/2020	164,486	164,580
Residual Funding Corp., Principal Only STRIPS
10/15/2019 - 10/15/2020	8,275,000	7,780,369
Tennessee Valley Authority
4.25%, 09/15/2065	632,000	666,632
4.63%, 09/15/2060 (G)	22,000	24,989
5.25%, 09/15/2039	300,000	382,886
5.88%, 04/01/2036	150,000	204,039
Tennessee Valley Authority, Principal Only STRIPS
05/01/2019 - 01/15/2038	1,100,000	843,578

Total U.S. Government Agency Obligations (Cost $226,173,124)		232,044,704

U.S. GOVERNMENT OBLIGATIONS - 26.5%
U.S. Treasury Bond
3.50%, 02/15/2039	2,500,000	2,974,902
3.88%, 08/15/2040	300,000	376,019
4.25%, 05/15/2039	50,000	66,170
4.38%, 02/15/2038 (G)	4,700,000	6,352,529
4.38%, 11/15/2039	2,275,000	3,061,386
4.50%, 05/15/2038	200,000	274,859
5.25%, 02/15/2029	130,000	178,486
5.38%, 02/15/2031	150,000	215,080
6.13%, 08/15/2029	100,000	148,809
6.25%, 05/15/2030	425,000	648,308
8.00%, 11/15/2021 (G)	1,000,000	1,360,820
8.50%, 02/15/2020	815,000	1,045,874
8.75%, 08/15/2020	2,100,000	2,777,332
U.S. Treasury Bond, Principal Only STRIPS
11/15/2016 - 08/15/2039 (G)	26,885,000	22,236,994
02/15/2017 - 05/15/2035	111,579,000	97,514,688
U.S. Treasury Inflation Indexed Bond
2.13%, 02/15/2040	219,214	279,992
2.50%, 01/15/2029	110,342	138,571
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 01/15/2022	976,440	984,423
1.38%, 01/15/2020	331,946	355,359
U.S. Treasury Note
0.88%, 07/31/2019	70,000	69,833
1.00%, 06/30/2019 - 08/31/2019 (G)	630,000	631,053

The notes are an integral part of this report. Transamerica Series Trust	Page 24	March 31, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Note (continued)
1.00%, 11/30/2019	$ 400,000	$ 399,828
1.25%, 11/30/2018	740,000	748,238
1.38%, 04/30/2020	4,000,000	4,041,408
1.50%, 08/31/2018 - 05/31/2019	5,200,000	5,292,838
1.75%, 10/31/2020 - 05/15/2023	6,650,000	6,796,098
2.00%, 11/30/2020 - 07/31/2022	15,650,000	16,204,457
2.13%, 08/31/2020 - 06/30/2022	4,650,000	4,843,623
2.25%, 07/31/2018 (G)	500,000	516,719
2.25%, 04/30/2021	335,000	351,266
2.38%, 08/15/2024	400,000	421,250
2.63%, 08/15/2020 - 11/15/2020	1,200,000	1,275,797
2.75%, 12/31/2017 - 02/15/2019	1,050,000	1,105,523
3.13%, 10/31/2016 - 05/15/2019	1,150,000	1,221,152
3.13%, 04/30/2017 (G)	300,000	307,910
3.25%, 12/31/2016	4,000,000	4,078,752
3.63%, 02/15/2020	700,000	768,359

Total U.S. Government Obligations (Cost $178,282,005)		190,064,705

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (I)	37,945,371	37,945,371

Total Securities Lending Collateral (Cost $37,945,371)		37,945,371

	Principal	Value
REPURCHASE AGREEMENT - 4.7%
State Street Bank & Trust Co. 0.03% (I), dated 03/31/2016, to be repurchased at $33,975,263 on 04/01/2016. Collateralized by a U.S. Government Obligation and a U.S. Government Agency Obligation, 0.63% - 0.88%, due 02/22/2017 - 06/30/2017, and with a total value of $34,659,163.	$ 33,975,234	33,975,234

Total Repurchase Agreement (Cost $33,975,234)		33,975,234

Total Investments (Cost $732,940,923) (J)		753,296,871
Net Other Assets (Liabilities) - (5.1)%		(36,782,312)

Net Assets - 100.0%		$ 716,514,559

The notes are an integral part of this report. Transamerica Series Trust	Page 25	March 31, 2016 Form N-Q

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$74,021,851	$—	$74,021,851
Corporate Debt Securities	—	142,025,207	—	142,025,207
Foreign Government Obligations	—	8,028,569	—	8,028,569
Mortgage-Backed Securities	—	34,238,842	—	34,238,842
Municipal Government Obligations	—	952,388	—	952,388
U.S. Government Agency Obligations	—	232,044,704	—	232,044,704
U.S. Government Obligations	—	190,064,705	—	190,064,705
Securities Lending Collateral	37,945,371	—	—	37,945,371
Repurchase Agreement	—	33,975,234	—	33,975,234

Total Investments	$37,945,371	$715,351,500	$—	$753,296,871

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable coupon rate. The rate disclosed is as of March 31, 2016.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At March 31, 2016, the total aggregate value of 144A securities is $106,354,281, representing 14.8% of the Portfolio’s net assets.

(C)	Illiquid security. At March 31, 2016, total aggregate value of illiquid securities is $3,823,742, representing 0.5% of the Portfolio’s net assets.
(D)

Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2016, total aggregate fair value of securities is $1,094,921, representing 0.2% of the Portfolio’s net assets.

(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Step coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2016; the maturity date disclosed is the ultimate maturity date.
(G)

All or a portion of the security is on loan. The total value of all securities on loan is $37,171,457. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(H)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after March 31, 2016.
(I)	Rate disclosed reflects the yield at March 31, 2016.
(J)

Aggregate cost for federal income tax purposes is $732,940,923. Aggregate gross unrealized appreciation and depreciation for all securities is $24,623,681 and $4,267,733, respectively. Net unrealized appreciation for tax purposes is $20,355,948.

(K)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Series Trust	Page 26	March 31, 2016 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 3.0%
Honeywell International, Inc.	35,192	$ 3,943,264
L-3 Communications Holdings, Inc.	12,757	1,511,704
Northrop Grumman Corp.	6,110	1,209,169
Textron, Inc.	4,830	176,102
United Technologies Corp.	39,147	3,918,615

		10,758,854

Airlines - 0.8%
Delta Air Lines, Inc.	20,262	986,354
United Continental Holdings, Inc. (A)	29,576	1,770,420

		2,756,774

Auto Components - 0.1%
Johnson Controls, Inc.	4,662	181,678
Magna International, Inc., Class A	3,790	162,819

		344,497

Automobiles - 0.4%
Ford Motor Co.	74,934	1,011,609
General Motors Co.	12,069	379,329

		1,390,938

Banks - 4.8%
Bank of America Corp.	324,679	4,389,660
BB&T Corp.	7,854	261,303
Citigroup, Inc.	108,082	4,512,423
Comerica, Inc., Class A	9,700	367,339
Fifth Third Bancorp	14,610	243,841
KeyCorp	48,110	531,134
SVB Financial Group (A)	2,979	304,007
Wells Fargo & Co.	136,305	6,591,710

		17,201,417

Beverages - 3.3%
Boston Beer Co., Inc., Class A (A) (B)	2,688	497,468
Coca-Cola Co.	48,825	2,264,992
Constellation Brands, Inc., Class A	10,174	1,537,190
Dr. Pepper Snapple Group, Inc.	3,646	326,025
Molson Coors Brewing Co., Class B	24,175	2,325,151
PepsiCo, Inc.	49,321	5,054,416

		12,005,242

Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc. (A)	7,526	1,047,770
Biogen, Inc. (A)	9,064	2,359,541
BioMarin Pharmaceutical, Inc. (A)	4,890	403,327
Celgene Corp. (A)	31,014	3,104,191
Gilead Sciences, Inc.	42,071	3,864,642
Regeneron Pharmaceuticals, Inc., Class A (A)	343	123,631
Vertex Pharmaceuticals, Inc. (A)	10,498	834,486

		11,737,588

Building Products - 0.6%
Allegion PLC	12,470	794,463
Masco Corp.	38,524	1,211,580

		2,006,043

	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 2.8%
Ameriprise Financial, Inc.	3,040	$ 285,790
Bank of New York Mellon Corp.	8,430	310,477
BlackRock, Inc., Class A	3,930	1,338,440
Charles Schwab Corp.	55,159	1,545,555
Goldman Sachs Group, Inc.	6,562	1,030,103
Invesco, Ltd.	53,535	1,647,272
Morgan Stanley	92,181	2,305,447
State Street Corp.	20,410	1,194,393
TD Ameritrade Holding Corp.	15,560	490,607

		10,148,084

Chemicals - 1.9%
Axiall Corp.	10,933	238,777
Dow Chemical Co.	36,402	1,851,406
E.I. du Pont de Nemours & Co.	32,677	2,069,107
Eastman Chemical Co.	14,270	1,030,722
Monsanto Co.	1,780	156,177
Mosaic Co. (B)	51,999	1,403,973

		6,750,162

Communications Equipment - 0.6%
Cisco Systems, Inc.	78,961	2,248,020

Construction & Engineering - 0.4%
Fluor Corp.	29,017	1,558,213

Construction Materials - 0.2%
Martin Marietta Materials, Inc. (B)	4,210	671,537

Consumer Finance - 0.7%
Capital One Financial Corp.	9,419	652,831
Discover Financial Services	18,920	963,406
Synchrony Financial (A)	30,941	886,769

		2,503,006

Containers & Packaging - 0.6%
Crown Holdings, Inc. (A)	23,404	1,160,604
Sealed Air Corp., Class A	3,993	191,704
WestRock Co.	19,770	771,623

		2,123,931

Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc., Class B (A)	33,927	4,813,563
Intercontinental Exchange, Inc.	6,215	1,461,395
Voya Financial, Inc.	11,650	346,820

		6,621,778

Diversified Telecommunication Services - 1.6%
AT&T, Inc.	106,047	4,153,861
Verizon Communications, Inc.	30,589	1,654,253

		5,808,114

Electric Utilities - 2.9%
American Electric Power Co., Inc.	26,130	1,735,032
Edison International	31,747	2,282,292
NextEra Energy, Inc.	19,560	2,314,730
PPL Corp.	47,780	1,818,985
Xcel Energy, Inc.	54,026	2,259,367

		10,410,406

Electrical Equipment - 0.7%
Eaton Corp. PLC	40,216	2,515,913

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A (B)	3,340	193,119

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Corning, Inc.	6,279	$ 131,168
TE Connectivity, Ltd.	32,620	2,019,831

		2,344,118

Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	10,630	465,913
Halliburton Co.	30,287	1,081,851
National Oilwell Varco, Inc. (B)	4,810	149,591
Schlumberger, Ltd. (B)	12,449	918,114

		2,615,469

Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	14,852	2,340,378
CVS Health Corp.	850	88,171
Kroger Co.	39,690	1,518,142
Wal-Mart Stores, Inc.	672	46,025
Walgreens Boots Alliance, Inc.	4,220	355,493

		4,348,209

Food Products - 1.3%
Archer-Daniels-Midland Co.	7,260	263,610
Hershey Co. (B)	14,030	1,292,023
Mead Johnson Nutrition Co., Class A	1,530	130,004
Mondelez International, Inc., Class A	78,233	3,138,708

		4,824,345

Gas Utilities - 0.1%
UGI Corp.	10,680	430,297

Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	63,643	2,662,187
Boston Scientific Corp. (A)	116,439	2,190,218
Stryker Corp.	8,933	958,421

		5,810,826

Health Care Providers & Services - 3.5%
Aetna, Inc.	17,953	2,017,020
Cigna Corp.	5,100	699,924
Express Scripts Holding Co. (A) (B)	6,902	474,098
HCA Holdings, Inc. (A)	2,650	206,832
Humana, Inc., Class A	10,224	1,870,481
McKesson Corp.	20,832	3,275,832
Quest Diagnostics, Inc.	3,540	252,933
UnitedHealth Group, Inc.	30,829	3,973,858

		12,770,978

Hotels, Restaurants & Leisure - 1.3%
Chipotle Mexican Grill, Inc., Class A (A) (B)	376	177,085
Royal Caribbean Cruises, Ltd., Class A (B)	21,095	1,732,954
Starbucks Corp.	32,678	1,950,877
Yum! Brands, Inc.	9,207	753,593

		4,614,509

Household Durables - 0.8%
D.R. Horton, Inc.	28,320	856,114
Harman International Industries, Inc. (B)	11,948	1,063,850
PulteGroup, Inc.	42,394	793,192
Toll Brothers, Inc. (A)	10,332	304,897

		3,018,053

Household Products - 1.9%
Kimberly-Clark Corp.	22,777	3,063,734
Procter & Gamble Co.	47,376	3,899,519

		6,963,253

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 1.1%
Danaher Corp.	5,966	$ 565,935
General Electric Co.	103,656	3,295,224

		3,861,159

Insurance - 2.4%
American International Group, Inc.	24,697	1,334,873
Arthur J. Gallagher & Co.	12,330	548,438
Chubb, Ltd.	23,705	2,824,451
Lincoln National Corp.	4,710	184,632
MetLife, Inc.	64,901	2,851,750
Prudential Financial, Inc.	4,617	333,440
XL Group PLC, Class A	19,310	710,608

		8,788,192

Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (A)	8,631	5,123,707

Internet Software & Services - 4.6%
Alphabet, Inc., Class A (A)	6,617	5,048,109
Alphabet, Inc., Class C	6,902	5,141,645
Facebook, Inc., Class A (A)	57,497	6,560,408

		16,750,162

IT Services - 3.8%
Accenture PLC, Class A	44,064	5,084,986
Automatic Data Processing, Inc.	2,350	210,819
Cognizant Technology Solutions Corp., Class A (A)	32,329	2,027,028
Fidelity National Information Services, Inc.	24,630	1,559,325
Global Payments, Inc.	2,817	183,950
MasterCard, Inc., Class A	3,633	343,318
PayPal Holdings, Inc. (A)	9,440	364,384
Vantiv, Inc., Class A (A)	7,212	388,583
Visa, Inc., Class A (B)	44,921	3,435,558

		13,597,951

Life Sciences Tools & Services - 0.6%
Illumina, Inc. (A)	6,130	993,734
Thermo Fisher Scientific, Inc.	8,740	1,237,497

		2,231,231

Machinery - 1.8%
Caterpillar, Inc. (B)	2,350	179,869
Cummins, Inc. (B)	12,697	1,395,908
Deere & Co.	2,564	197,402
Ingersoll-Rand PLC	7,950	492,979
PACCAR, Inc. (B)	35,911	1,963,973
Parker-Hannifin Corp.	3,399	377,561
Pentair PLC (B)	3,480	188,825
Snap-on, Inc.	1,240	194,668
Stanley Black & Decker, Inc.	15,206	1,599,823

		6,591,008

Media - 4.5%
CBS Corp., Class B	11,672	643,010
Charter Communications, Inc., Class A (A) (B)	8,520	1,724,704
Comcast Corp., Class A	75,659	4,621,252
DISH Network Corp., Class A (A)	19,876	919,464
Time Warner Cable, Inc.	4,575	936,136
Time Warner, Inc.	54,134	3,927,422
Twenty-First Century Fox, Inc., Class A	124,823	3,480,065

		16,252,053

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 0.1%
Newmont Mining Corp.	9,690	$ 257,560
U.S. Steel Corp. (B)	3,605	57,860

		315,420

Multi-Utilities - 0.3%
CMS Energy Corp.	11,380	482,967
Sempra Energy	5,120	532,736

		1,015,703

Multiline Retail - 0.7%
Dollar General Corp.	18,950	1,622,120
Target Corp.	12,066	992,790

		2,614,910

Oil, Gas & Consumable Fuels - 5.9%
Cabot Oil & Gas Corp.	41,910	951,776
Chevron Corp.	44,953	4,288,516
Columbia Pipeline Group, Inc.	2,462	61,796
ConocoPhillips	32,430	1,305,956
Diamondback Energy, Inc. (A) (B)	8,750	675,325
EOG Resources, Inc.	18,091	1,313,045
EQT Corp.	16,632	1,118,668
Exxon Mobil Corp.	65,679	5,490,108
Hess Corp.	3,910	205,862
Kinder Morgan, Inc.	25,950	463,467
Marathon Petroleum Corp.	6,210	230,888
Occidental Petroleum Corp.	35,036	2,397,513
Pioneer Natural Resources Co. (B)	12,400	1,745,176
Valero Energy Corp.	18,461	1,184,089

		21,432,185

Personal Products - 0.1%
Estee Lauder Cos., Inc., Class A	4,450	419,680

Pharmaceuticals - 5.6%
Allergan PLC (A)	10,906	2,923,135
Bristol-Myers Squibb Co.	68,272	4,361,215
Eli Lilly & Co.	45,620	3,285,096
Johnson & Johnson	33,362	3,609,768
Merck & Co., Inc.	22,260	1,177,777
Mylan NV (A)	7,750	359,213
Pfizer, Inc.	154,476	4,578,669

		20,294,873

Professional Services - 0.0% (C)
Equifax, Inc.	1,520	173,721

Real Estate Investment Trusts - 2.7%
American Tower Corp., Class A	8,363	856,120
Apartment Investment & Management Co., Class A	4,240	177,317
AvalonBay Communities, Inc.	8,221	1,563,634
Boston Properties, Inc. (B)	5,629	715,333
DiamondRock Hospitality Co. (B)	29,609	299,643
Equinix, Inc. (B)	2,323	768,239
Essex Property Trust, Inc. (B)	1,621	379,087
HCP, Inc.	20,380	663,981
Kimco Realty Corp.	30,579	880,064
LaSalle Hotel Properties (B)	13,968	353,530
Liberty Property Trust, Series C	14,120	472,455
Prologis, Inc., Class A	23,805	1,051,705
Public Storage	1,034	285,208
Simon Property Group, Inc.	2,035	422,649
SL Green Realty Corp. (B)	5,214	505,132

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
STORE Capital Corp.	6,000	$ 155,280
Vornado Realty Trust, Class A	3,622	342,026

		9,891,403

Road & Rail - 1.4%
Canadian Pacific Railway, Ltd.	8,704	1,154,934
CSX Corp.	18,838	485,078
Union Pacific Corp.	41,085	3,268,312

		4,908,324

Semiconductors & Semiconductor Equipment - 3.1%
Broadcom, Ltd.	26,833	4,145,699
KLA-Tencor Corp.	3,005	218,794
Lam Research Corp.	35,541	2,935,687
Marvell Technology Group, Ltd.	24,678	254,430
NXP Semiconductors NV (A)	9,733	789,054
Qorvo, Inc. (A) (B)	2,362	119,068
Texas Instruments, Inc.	49,585	2,847,171

		11,309,903

Software - 4.1%
Adobe Systems, Inc. (A)	36,414	3,415,633
Microsoft Corp.	194,840	10,761,013
Oracle Corp.	17,040	697,107

		14,873,753

Specialty Retail - 3.7%
AutoNation, Inc. (A) (B)	2,710	126,503
Best Buy Co., Inc. (B)	21,570	699,731
Home Depot, Inc.	37,881	5,054,462
Lowe’s Cos., Inc.	49,744	3,768,108
O’Reilly Automotive, Inc. (A) (B)	1,670	457,012
Ross Stores, Inc.	3,440	199,176
Tiffany & Co. (B)	6,450	473,301
TJX Cos., Inc.	31,912	2,500,305

		13,278,598

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	112,627	12,275,217
Hewlett Packard Enterprise Co.	45,235	802,016
HP, Inc.	87,656	1,079,922

		14,157,155

Textiles, Apparel & Luxury Goods - 0.7%
lululemon athletica, Inc. (A) (B)	1,990	134,743
PVH Corp.	1,720	170,383
Ralph Lauren Corp., Class A (B)	6,000	577,560
VF Corp.	25,323	1,639,918

		2,522,604

Tobacco - 1.2%
Philip Morris International, Inc.	43,402	4,258,170

Water Utilities - 0.1%
American Water Works Co., Inc. (B)	2,912	200,724

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (A) (B)	14,300	547,690

Total Common Stocks (Cost $322,982,068)		352,710,853

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2016 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.2%
U.S. Treasury Bill
0.11% (D), 04/28/2016 (E)	$ 120,000	$ 119,985
0.19% (D), 04/28/2016 (E)	355,000	354,954
0.21% (D), 04/28/2016 (E)	20,000	19,997
0.25% (D), 04/28/2016 (E)	30,000	29,996
0.26% (D), 04/28/2016 (E)	40,000	39,995

Total Short-Term U.S. Government Obligations (Cost $564,924)		564,927

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (D)	26,238,956	26,238,956

Total Securities Lending Collateral (Cost $26,238,956)		26,238,956

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
State Street Bank & Trust Co. 0.03% (D), dated 03/31/2016, to be repurchased at $8,450,142 on 04/01/2016. Collateralized by a U.S. Government Agency Obligation, 1.13%, due 09/22/2017, and with a value of $8,623,563.	$ 8,450,135	8,450,135

Total Repurchase Agreement (Cost $8,450,135)		8,450,135

Total Investments (Cost $358,236,083) (F)		387,964,871
Net Other Assets (Liabilities) - (7.3)%		(26,365,115)

Net Assets - 100.0%		$ 361,599,756

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	86	06/17/2016	$ 208,531	$ —

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$352,710,853	$—	$—	$352,710,853
Short-Term U.S. Government Obligations	—	564,927	—	564,927
Securities Lending Collateral	26,238,956	—	—	26,238,956
Repurchase Agreement	—	8,450,135	—	8,450,135

Total Investments	$378,949,809	$9,015,062	$—	$387,964,871

Other Financial Instruments
Futures Contracts (H)	$208,531	$—	$—	$208,531

Total Other Financial Instruments	$208,531	$—	$—	$208,531

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2016 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $25,662,720. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate disclosed reflects the yield at March 31, 2016.
(E)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $409,947.

(F)

Aggregate cost for federal income tax purposes is $358,236,083. Aggregate gross unrealized appreciation and depreciation for all securities is $46,886,222 and $17,157,434, respectively. Net unrealized appreciation for tax purposes is $29,728,788.

(G)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2016 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Banks - 6.1%
Citizens Financial Group, Inc.	148,161	$ 3,103,973
Fifth Third Bancorp (A)	315,297	5,262,307
First Republic Bank, Class A	48,928	3,260,562
Huntington Bancshares, Inc., Class A (A)	168,474	1,607,242
M&T Bank Corp.	58,968	6,545,448
SunTrust Banks, Inc.	142,926	5,156,770
Zions Bancorporation (A)	43,715	1,058,340

		25,994,642

Beverages - 1.9%
Constellation Brands, Inc., Class A	23,663	3,575,243
Dr. Pepper Snapple Group, Inc.	51,017	4,561,940

		8,137,183

Building Products - 1.0%
Fortune Brands Home & Security, Inc. (A)	71,859	4,026,978

Capital Markets - 4.0%
Ameriprise Financial, Inc.	25,725	2,418,407
Invesco, Ltd.	111,312	3,425,070
Legg Mason, Inc.	46,903	1,626,596
Northern Trust Corp.	39,601	2,580,797
Raymond James Financial, Inc.	44,209	2,104,791
T. Rowe Price Group, Inc.	65,463	4,808,912

		16,964,573

Chemicals - 1.2%
Airgas, Inc.	6,573	931,000
Albemarle Corp. (A)	24,308	1,554,010
Sherwin-Williams Co.	9,480	2,698,672

		5,183,682

Communications Equipment - 0.6%
CommScope Holding Co., Inc. (B)	97,863	2,732,335

Consumer Finance - 0.7%
Ally Financial, Inc. (B)	161,700	3,027,024

Containers & Packaging - 3.3%
Ball Corp. (A)	61,071	4,353,752
Silgan Holdings, Inc.	91,318	4,855,378
WestRock Co.	123,562	4,822,625

		14,031,755

Distributors - 1.1%
Genuine Parts Co.	47,720	4,741,459

Electric Utilities - 3.5%
Edison International	58,155	4,180,763
Westar Energy, Inc., Class A	108,602	5,387,745
Xcel Energy, Inc.	123,404	5,160,755

		14,729,263

Electrical Equipment - 3.0%
AMETEK, Inc., Class A	76,882	3,842,562
Hubbell, Inc.	44,951	4,761,660
Regal Beloit Corp.	62,667	3,953,661

		12,557,883

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 2.7%
Amphenol Corp., Class A	74,014	$ 4,279,490
Arrow Electronics, Inc. (B)	109,503	7,053,088

		11,332,578

Food & Staples Retailing - 1.7%
Kroger Co.	138,544	5,299,308
Rite Aid Corp. (B)	247,393	2,016,253

		7,315,561

Food Products - 0.7%
Hershey Co. (A)	15,601	1,436,696
TreeHouse Foods, Inc. (A) (B)	16,900	1,466,075

		2,902,771

Gas Utilities - 2.0%
National Fuel Gas Co. (A)	70,522	3,529,626
Questar Corp.	191,074	4,738,635

		8,268,261

Health Care Providers & Services - 4.7%
AmerisourceBergen Corp., Class A	52,983	4,585,679
Cigna Corp.	31,847	4,370,682
Henry Schein, Inc. (A) (B)	19,929	3,440,343
Humana, Inc., Class A	25,993	4,755,420
Universal Health Services, Inc., Class B	23,300	2,905,976

		20,058,100

Hotels, Restaurants & Leisure - 1.2%
Hilton Worldwide Holdings, Inc.	96,600	2,175,432
Marriott International, Inc., Class A (A)	41,414	2,947,849

		5,123,281

Household Durables - 3.2%
Jarden Corp. (A) (B)	103,406	6,095,784
Mohawk Industries, Inc. (B)	39,545	7,549,140

		13,644,924

Household Products - 0.4%
Energizer Holdings, Inc. (A)	42,713	1,730,304

Industrial Conglomerates - 1.2%
Carlisle Cos., Inc.	52,389	5,212,705

Insurance - 7.8%
Alleghany Corp. (B)	4,919	2,440,808
Chubb, Ltd.	16,718	1,991,950
Hartford Financial Services Group, Inc.	114,697	5,285,238
Loews Corp.	168,768	6,457,064
Marsh & McLennan Cos., Inc.	92,483	5,622,041
Progressive Corp.	57,443	2,018,547
Unum Group	116,078	3,589,132
WR Berkley Corp.	21,977	1,235,107
XL Group PLC, Class A	120,563	4,436,718

		33,076,605

Internet & Catalog Retail - 1.2%
Expedia, Inc. (A)	47,467	5,117,892

Internet Software & Services - 0.2%
Match Group, Inc. (A) (B)	78,100	863,786

IT Services - 1.3%
Jack Henry & Associates, Inc.	64,537	5,457,894

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery - 2.6%
IDEX Corp.	57,047	$ 4,728,055
Rexnord Corp. (B)	122,782	2,482,652
Snap-on, Inc.	25,593	4,017,845

		11,228,552

Media - 2.5%
CBS Corp., Class B	52,122	2,871,401
DISH Network Corp., Class A (B)	77,411	3,581,033
TEGNA, Inc.	128,991	3,026,129
Time, Inc. (A)	79,684	1,230,321

		10,708,884

Multi-Utilities - 3.8%
CenterPoint Energy, Inc.	238,742	4,994,483
CMS Energy Corp.	117,830	5,000,705
Sempra Energy	20,445	2,127,302
WEC Energy Group, Inc.	69,473	4,173,243

		16,295,733

Multiline Retail - 2.1%
Kohl’s Corp. (A)	119,361	5,563,416
Nordstrom, Inc. (A)	59,925	3,428,309

		8,991,725

Oil, Gas & Consumable Fuels - 6.2%
Columbia Pipeline Group, Inc.	284,020	7,128,902
Energen Corp.	211,306	7,731,686
EQT Corp.	108,011	7,264,820
PBF Energy, Inc., Class A	81,783	2,715,196
Southwestern Energy Co. (A) (B)	189,755	1,531,323

		26,371,927

Personal Products - 0.8%
Edgewell Personal Care Co.	43,413	3,496,049

Professional Services - 0.6%
Equifax, Inc.	22,562	2,578,611

Real Estate Investment Trusts - 11.1%
American Campus Communities, Inc.	71,691	3,375,929
American Homes 4 Rent, Class A	130,574	2,076,127
AvalonBay Communities, Inc.	25,911	4,928,272
Boston Properties, Inc.	31,070	3,948,375
Brixmor Property Group, Inc.	145,279	3,722,048
Essex Property Trust, Inc.	6,500	1,520,090
General Growth Properties, Inc.	102,866	3,058,206
HCP, Inc.	66,003	2,150,378
Kimco Realty Corp.	172,797	4,973,098
LaSalle Hotel Properties (A)	12,339	312,300
Outfront Media, Inc.	109,586	2,312,265
Rayonier, Inc.	102,324	2,525,356
Regency Centers Corp.	41,648	3,117,353
Vornado Realty Trust, Class A	46,644	4,404,593
Weyerhaeuser Co.	108,120	3,349,557
WP Carey, Inc. (A)	19,900	1,238,576

		47,012,523

Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc., Class A	69,084	4,089,082
KLA-Tencor Corp.	47,283	3,442,675
Xilinx, Inc.	40,073	1,900,663

		9,432,420

	Shares	Value
COMMON STOCKS (continued)
Software - 1.6%
Synopsys, Inc. (B)	137,853	$ 6,677,599

Specialty Retail - 4.9%
AutoZone, Inc. (B)	5,789	4,612,038
Bed Bath & Beyond, Inc. (A) (B)	73,706	3,658,766
Best Buy Co., Inc.	123,793	4,015,845
Gap, Inc., Class A (A)	152,494	4,483,324
Tiffany & Co. (A)	55,674	4,085,358

		20,855,331

Textiles, Apparel & Luxury Goods - 1.4%
PVH Corp.	42,301	4,190,337
VF Corp.	27,980	1,811,985

		6,002,322

Trading Companies & Distributors - 1.0%
MSC Industrial Direct Co., Inc., Class A (A)	54,920	4,190,945

Total Common Stocks (Cost $360,651,101)		406,074,060

SECURITIES LENDING COLLATERAL - 13.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (C)	55,728,620	55,728,620

Total Securities Lending Collateral (Cost $55,728,620)		55,728,620

	Principal	Value
REPURCHASE AGREEMENT - 4.1%
State Street Bank & Trust Co. 0.03% (C), dated 03/31/2016, to be repurchased at $17,482,912 on 04/01/2016. Collateralized by a U.S. Government Agency Obligation, 0.88%, due 02/22/2017, and with a value of $17,834,475.	$ 17,482,898	17,482,898

Total Repurchase Agreement (Cost $17,482,898)		17,482,898

Total Investments (Cost $433,862,619) (D)		479,285,578
Net Other Assets (Liabilities) - (12.7)%		(53,886,259)

Net Assets - 100.0%		$ 425,399,319

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$406,074,060	$—	$—	$406,074,060
Securities Lending Collateral	55,728,620	—	—	55,728,620
Repurchase Agreement	—	17,482,898	—	17,482,898

Total Investments	$461,802,680	$17,482,898	$—	$479,285,578

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $54,514,586. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at March 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $433,862,619. Aggregate gross unrealized appreciation and depreciation for all securities is $64,636,145 and $19,213,186, respectively. Net unrealized appreciation for tax purposes is $45,422,959.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 8.5%
Cayman Islands - 0.0% (A)
Carlyle Global Market Strategies Commodities Funding, Ltd.
Series 2014-1A, Class A,
2.52% (B), 10/15/2021 (C) (D)	$ 433,334	$ 433,334

Ireland - 0.1%
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A,
1.39% (B), 10/15/2018 (C) (D)	744,000	732,499

United States - 8.4%
Aames Mortgage Investment Trust
Series 2005-3, Class M1,
1.23% (B), 08/25/2035 (C)	302,443	286,612
Academic Loan Funding Trust
Series 2012-1A, Class A1,
1.23% (B), 12/27/2022 (C)	174,628	173,516
Series 2013-1A, Class A,
1.23% (B), 12/26/2044 (C)	267,939	263,451
Accredited Mortgage Loan Trust
Series 2004-3, Class 2A5,
1.51% (B), 10/25/2034	1,375,347	1,262,628
Series 2005-4, Class A2D,
0.75% (B), 12/25/2035	538,618	506,419
ACE Securities Corp. Home Equity Loan Trust
Series 2002-HE3, Class M1,
2.23% (B), 10/25/2032	611,029	588,138
Series 2003-HE1, Class M1,
1.41% (B), 11/25/2033	937,887	867,619
Series 2004-HE4, Class M2,
1.41% (B), 12/25/2034	730,124	714,202
Ally Auto Receivables Trust
Series 2013-2, Class A3,
0.79%, 01/15/2018	137,607	137,551
Series 2013-2, Class A4,
1.24%, 11/15/2018	120,000	120,055
Series 2014-SN2, Class A3,
1.03%, 09/20/2017	165,000	164,882
Series 2015-SN1, Class A2A,
0.93%, 06/20/2017	205,560	205,511
Series 2015-SN1, Class A3,
1.21%, 12/20/2017	152,000	151,999
Ally Master Owner Trust
Series 2015-3, Class A,
1.63%, 05/15/2020	400,000	399,423
American Credit Acceptance Receivables Trust
Series 2014-2, Class B,
2.26%, 03/10/2020 (C)	150,902	150,903
Series 2014-4, Class A,
1.33%, 07/10/2018 (C)	57,987	57,921
Series 2015-1, Class A,
1.43%, 08/12/2019 (C)	166,524	166,186
Series 2015-2, Class A,
1.57%, 06/12/2019 (C)	238,102	237,976
American Homes 4 Rent Trust
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (C)	150,000	148,318
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (C)	175,000	173,347
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (C)	245,887	250,199

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
American Homes 4 Rent Trust (continued)
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (C)	$ 292,500	$ 278,315
Series 2015-SFR2, Class E,
6.07%, 10/17/2045 (C)	300,000	297,468
American Tower Trust I
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (C)	225,000	224,834
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (C)	450,000	450,008
AmeriCredit Automobile Receivables Trust
Series 2013-4, Class A3,
0.96%, 04/09/2018	127,888	127,861
Series 2013-5, Class A3,
0.90%, 09/10/2018	165,422	165,274
Series 2014-1, Class A3,
0.90%, 02/08/2019	722,946	721,567
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-10, Class M1,
1.49% (B), 12/25/2033	1,065,173	981,092
Series 2003-10, Class M2,
2.99% (B), 12/25/2033	684,318	656,472
Argent Securities, Inc.
Series 2004-W4, Class A,
0.96% (B), 03/25/2034	540,629	496,848
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-W9, Class M3B,
3.56% (B), 01/25/2034	886,852	804,821
Series 2004-W2, Class M1,
1.28% (B), 04/25/2034	670,276	609,338
ARLP Securitization Trust
Series 2015-1, Class A1,
3.97% (B), 05/25/2055 (C)	545,419	532,711
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE6, Class M1,
1.41% (B), 11/25/2033	1,091,879	1,029,500
Series 2004-HE1, Class M1,
1.49% (B), 01/15/2034	692,719	635,940
AXIS Equipment Finance Receivables II LLC
Series 2013-1A, Class A,
1.75%, 03/20/2017 (C)	16,003	16,002
AXIS Equipment Finance Receivables III LLC
Series 2015-1A, Class A2,
1.90%, 03/20/2020 (C)	282,419	281,835
B2R Mortgage Trust
Series 2015-1, Class A1,
2.52%, 05/15/2048 (C)	228,096	221,530
Series 2015-2, Class A,
3.34%, 11/15/2048 (C)	601,542	614,302
Banc of America Funding Corp.
Series 2012-R6, Class 1A1,
3.00%, 10/26/2039 (C) (D)	145,547	143,064
BCC Funding Corp. X
Series 2015-1, Class A2,
2.22%, 10/20/2020 (C)	501,000	500,046
Bear Stearns Asset-Backed Securities I Trust
Series 2004-FR2, Class M3,
2.24% (B), 06/25/2034	662,043	635,777
Series 2004-HE6, Class M2,
2.31% (B), 08/25/2034	748,759	678,722

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Blue Elephant Loan Trust
Series 2015-1, Class A,
3.12%, 12/15/2022 (C)	$ 261,457	$ 261,089
BMW Vehicle Owner Trust
Series 2013-A, Class A3,
0.67%, 11/27/2017	47,414	47,376
Series 2014-A, Class A2,
0.53%, 04/25/2017	7,186	7,183
Series 2014-A, Class A3,
0.97%, 11/26/2018	240,000	240,035
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (C)	47,692	47,551
Cabela’s Credit Card Master Note Trust
Series 2012-1A, Class A1,
1.63%, 02/18/2020 (C)	100,000	100,205
California Republic Auto Receivables Trust
Series 2014-3, Class A3,
1.09%, 11/15/2018	321,716	321,405
CAM Mortgage LLC
Series 2015-1, Class A,
3.50% (B), 07/15/2064 (C)	319,487	319,774
Capital Auto Receivables Asset Trust
Series 2013-3, Class A3,
1.31%, 12/20/2017	156,686	156,735
Series 2013-4, Class A3,
1.09%, 03/20/2018	287,948	287,764
Series 2014-2, Class A2,
0.91%, 04/20/2017	38,403	38,390
CarFinance Capital Auto Trust
Series 2014-1A, Class A,
1.46%, 12/17/2018 (C)	54,805	54,756
Series 2014-1A, Class B,
2.72%, 04/15/2020 (C)	125,000	125,135
Series 2014-2A, Class A,
1.44%, 11/16/2020 (C)	208,564	207,457
Series 2015-1A, Class A,
1.75%, 06/15/2021 (C)	245,554	244,373
CarMax Auto Owner Trust
Series 2013-1, Class A3,
0.60%, 10/16/2017	24,679	24,666
Series 2013-4, Class A3,
0.80%, 07/16/2018	79,825	79,751
Series 2013-4, Class A4,
1.28%, 05/15/2019	83,000	82,897
Series 2014-2, Class A3,
0.98%, 01/15/2019	355,893	355,364
CarNow Auto Receivables Trust
Series 2015-1A, Class A,
1.69%, 01/15/2020 (C)	294,197	293,436
Centex Home Equity Loan Trust
Series 2004-A, Class M1,
1.03% (B), 01/25/2034	760,228	675,226
Chase Funding Trust
Series 2003-2, Class 2A2,
1.00% (B), 02/25/2033	258,024	214,319
Series 2003-5, Class 2A2,
1.03% (B), 07/25/2033	576,894	515,108
Chrysler Capital Auto Receivables Trust
Series 2014-AA, Class A3,
0.83%, 09/17/2018 (C)	121,642	121,501
Citi Held For Asset Issuance
Series 2015-PM1, Class A,
1.85%, 12/15/2021 (C)	305,587	304,973
Series 2016-MF1, Class A,
4.48%, 08/15/2022 (C)	613,226	611,559

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Citi Held For Asset Issuance (continued)
Series 2016-MF1, Class B,
6.64%, 08/15/2022 (C)	$ 650,000	$ 646,996
Series 2016-PM1, Class A,
4.65%, 04/15/2025 (C)	470,000	467,926
Concord Funding Co. LLC
Series 2012-2, Class A,
3.15%, 01/15/2017 (C)	400,000	400,000
Consumer Credit Origination Loan Trust
Series 2015-1, Class A,
2.82%, 03/15/2021 (C)	118,508	118,541
COOF Securitization Trust, Ltd., Interest Only STRIPS
Series 2014-1, Class A,
3.03% (B), 06/25/2040 (C)	494,528	60,002
Countrywide Partnership Trust
Series 2004-EC1, Class M2,
1.38% (B), 01/25/2035	595,428	534,165
CPS Auto Receivables Trust
Series 2011-C, Class A,
4.21%, 03/15/2019 (C)	9,636	9,640
Series 2012-A, Class A,
2.78%, 06/17/2019 (C)	9,049	9,065
Series 2012-B, Class A,
2.52%, 09/16/2019 (C)	44,901	44,937
Series 2013-A, Class A,
1.31%, 06/15/2020 (C)	52,363	51,779
Series 2013-C, Class A,
1.64%, 04/16/2018 (C)	76,032	75,997
Series 2013-D, Class A,
1.54%, 07/16/2018 (C)	152,318	152,005
Series 2014-A, Class A,
1.21%, 08/15/2018 (C)	99,708	99,367
Series 2014-C, Class A,
1.31%, 02/15/2019 (C)	232,799	231,532
Series 2014-C, Class C,
3.77%, 08/17/2020 (C)	100,000	99,023
Series 2014-D, Class A,
1.49%, 04/15/2019 (C)	380,636	378,484
Series 2014-D, Class C,
4.35%, 11/16/2020 (C)	100,000	96,596
Series 2015-A, Class A,
1.53%, 07/15/2019 (C)	333,534	331,174
Series 2015-A, Class C,
4.00%, 02/16/2021 (C)	100,000	96,822
Series 2015-B, Class A,
1.65%, 11/15/2019 (C)	479,437	476,292
Series 2016-A, Class A,
2.25%, 10/15/2019 (C)	417,844	417,829
Series 2016-A, Class B,
3.34%, 05/15/2020 (C)	591,457	592,505
CPS Auto Trust
Series 2012-C, Class A,
1.82%, 12/16/2019 (C)	23,490	23,449
Series 2012-D, Class A,
1.48%, 03/16/2020 (C)	21,503	21,392
Credit Acceptance Auto Loan Trust
Series 2014-1A, Class A,
1.55%, 10/15/2021 (C)	550,000	548,730
Series 2014-2A, Class A,
1.88%, 03/15/2022 (C)	1,000,000	998,599
Series 2015-2A, Class A,
2.40%, 02/15/2023 (C)	524,000	523,246
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB6, Class M1,
1.49% (B), 12/25/2033	1,126,194	1,018,267

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-6, Class M1,
1.33% (B), 10/25/2034	$ 729,497	$ 685,373
Drive Auto Receivables Trust
Series 2015-AA, Class D,
4.12%, 07/15/2022 (C)	294,000	291,671
Series 2015-BA, Class B,
2.12%, 06/17/2019 (C)	408,000	408,186
Series 2015-BA, Class D,
3.84%, 07/15/2021 (C)	400,000	393,649
Series 2015-DA, Class D,
4.59%, 01/17/2023 (C)	286,000	281,885
DT Auto Owner Trust
Series 2014-3A, Class A,
0.98%, 04/16/2018 (C)	82,046	81,956
Series 2015-1A, Class A,
1.06%, 09/17/2018 (C)	98,406	98,337
Series 2016-1A, Class A,
2.00%, 09/16/2019 (C)	556,597	557,826
Exeter Automobile Receivables Trust
Series 2014-1A, Class A,
1.29%, 05/15/2018 (C)	27,082	27,074
Series 2014-2A, Class A,
1.06%, 08/15/2018 (C)	84,065	83,915
Series 2014-2A, Class C,
3.26%, 12/16/2019 (C)	65,000	64,161
Series 2014-3A, Class A,
1.32%, 01/15/2019 (C)	274,764	273,996
Series 2015-2A, Class A,
1.54%, 11/15/2019 (C)	284,006	282,947
Series 2016-1A, Class A,
2.35%, 07/15/2020 (C)	295,181	295,222
Series 2016-1A, Class C,
5.27%, 10/15/2021 (C)	445,000	445,677
Fifth Third Auto Trust
Series 2013-1, Class A3,
0.88%, 10/16/2017	36,768	36,762
Series 2014-3, Class A2A,
0.57%, 05/15/2017	29,728	29,720
Series 2014-3, Class A3,
0.96%, 03/15/2019	155,000	154,695
First Franklin Mortgage Loan Trust
Series 2006-FF2, Class A4,
0.63% (B), 02/25/2036	388,318	370,162
First Investors Auto Owner Trust
Series 2013-1A, Class A2,
0.90%, 10/15/2018 (C)	6,143	6,141
Series 2013-3A, Class A3,
1.44%, 10/15/2019 (C)	195,658	195,551
Series 2014-3A, Class A2,
1.06%, 11/15/2018 (C)	153,109	152,876
Series 2014-3A, Class A3,
1.67%, 11/16/2020 (C)	323,000	321,563
Series 2015-1A, Class A2,
1.21%, 04/15/2019 (C)	199,088	198,664
Series 2015-2A, Class A1,
1.59%, 12/16/2019 (C)	306,285	305,675
Series 2016-1A, Class A1,
1.92%, 05/15/2020 (C)	387,460	388,006
FirstKey Lending Trust
Series 2015-SFR1, Class A,
2.55%, 03/09/2047 (C)	751,839	744,582
Series 2015-SFR1, Class B,
3.42%, 03/09/2047 (C)	240,000	241,622

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Flagship Credit Auto Trust
Series 2013-1, Class A,
1.32%, 04/16/2018 (C)	$ 8,271	$ 8,269
Series 2013-2, Class A,
1.94%, 01/15/2019 (C)	80,537	80,527
Series 2014-1, Class A,
1.21%, 04/15/2019 (C)	120,554	120,010
Series 2014-1, Class B,
2.55%, 02/18/2020 (C)	50,000	49,400
Series 2014-2, Class A,
1.43%, 12/16/2019 (C)	223,842	222,925
Series 2014-2, Class B,
2.84%, 11/16/2020 (C)	134,000	131,504
Series 2014-2, Class C,
3.95%, 12/15/2020 (C)	66,000	62,272
Series 2015-1, Class A,
1.63%, 06/15/2020 (C)	424,823	419,724
Series 2015-3, Class A,
2.38%, 10/15/2020 (C)	844,151	842,050
Series 2015-3, Class B,
3.68%, 03/15/2022 (C)	189,000	186,686
Series 2015-3, Class C,
4.65%, 03/15/2022 (C)	126,000	119,154
Series 2016-1, Class A,
2.77%, 12/15/2020 (C)	543,762	542,271
Series 2016-1, Class C,
6.22%, 06/15/2022 (C)	600,000	595,149
Ford Credit Auto Lease Trust
Series 2014-B, Class A3,
0.89%, 09/15/2017	128,749	128,720
Series 2014-B, Class A4,
1.10%, 11/15/2017	88,000	87,991
Ford Credit Auto Owner Trust
Series 2014-B, Class A3,
0.90%, 10/15/2018	195,427	195,288
Series 2014-C, Class A2,
0.61%, 08/15/2017	168,284	168,237
Series 2014-C, Class A3,
1.06%, 05/15/2019	611,000	610,743
Series 2015-B, Class A2A,
0.72%, 03/15/2018	467,905	467,605
Fremont Home Loan Trust
Series 2004-A, Class M1,
1.26% (B), 01/25/2034	1,185,484	1,065,737
GCAT
Series 2015-2, Class A1,
3.75% (B), 07/25/2020 (C)	475,840	473,513
GLC II Trust
Series 2014-A, Class A,
4.00%, 12/18/2020 (C)	366,675	359,341
GLC Trust
Series 2014-A, Class A,
3.00%, 07/15/2021 (C)	329,895	323,297
GLS Auto Receivables Trust
Series 2015-1A, Class A,
2.25%, 12/15/2020 (C)	429,838	427,469
GMAT Trust
Series 2013-1A, Class A,
3.97% (B), 11/25/2043 (C)	158,360	158,194
GO Financial Auto Securitization Trust
Series 2015-1, Class A,
1.81%, 03/15/2018 (C)	316,847	316,534
Series 2015-2, Class A,
3.27%, 11/15/2018 (C)	485,988	483,108
Series 2015-2, Class B,
4.80%, 08/17/2020 (C)	348,000	341,039
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (C)	272,153	269,900

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
GSAMP Trust
Series 2004-OPT, Class M1,
1.31% (B), 11/25/2034	$ 969,790	$ 875,209
Series 2006-HE3, Class A2C,
0.59% (B), 05/25/2046	887,547	784,898
Home Equity Asset Trust
Series 2003-3, Class M1,
1.72% (B), 08/25/2033	1,285,431	1,214,551
Series 2004-7, Class M1,
1.36% (B), 01/25/2035	415,877	388,574
Series 2007-2, Class 2A2,
0.62% (B), 07/25/2037	1,191,360	1,136,941
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M8,
3.74% (B), 11/25/2034	359,991	284,296
Honda Auto Receivables Owner Trust
Series 2013-4, Class A3,
0.69%, 09/18/2017	146,909	146,809
Series 2013-4, Class A4,
1.04%, 02/18/2020	140,000	139,988
Series 2014-2, Class A3,
0.77%, 03/19/2018	144,787	144,559
Series 2015-1, Class A2,
0.70%, 06/15/2017	217,060	216,998
Hyundai Auto Receivables Trust
Series 2013-A, Class A4,
0.75%, 09/17/2018	180,911	180,757
Series 2014-B, Class A3,
0.90%, 12/17/2018	279,854	279,461
Series 2015-A, Class A2,
0.68%, 10/16/2017	266,475	266,434
KGS-Alpha SBA Coof Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.86% (B), 08/25/2038 (C)	1,966,422	54,077
Series 2013-2, Class A,
1.58% (B), 03/25/2039 (C)	1,492,289	71,816
Series 2014-2, Class A,
3.04% (B), 04/25/2040 (C)	755,343	96,542
Lendmark Funding Trust
Series 2016-A, Class A,
4.82%, 08/21/2023 (C) (E)	445,000	444,921
Long Beach Mortgage Loan Trust
Series 2004-3, Class M2,
1.33% (B), 07/25/2034	1,023,129	951,956
Series 2004-3, Class M4,
2.05% (B), 07/25/2034	313,611	289,824
Series 2004-4, Class M1,
1.33% (B), 10/25/2034	1,000,000	894,691
LV Tower 52
Series 2013-1, Class A,
5.50%, 07/15/2019 (C) (D)	663,406	649,740
MarketPlace Loan Trust
Series 2015-OD1, Class A,
3.25%, 06/17/2017	41,372	41,232
Series 2015-OD2, Class A,
3.25%, 08/17/2017 (C)	58,683	58,566
Series 2015-OD3, Class A,
3.25%, 09/17/2017 (C)	343,783	341,883
Series 2015-OD4, Class A,
3.25%, 12/18/2017 (C)	440,687	436,831
Master Asset-Backed Securities Trust
Series 2004-OPT2, Class M1,
1.33% (B), 09/25/2034	659,147	614,130
Series 2004-WMC2, Class M1,
1.33% (B), 04/25/2034	788,085	724,442

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Master Asset-Backed Securities Trust (continued)
Series 2005-NC1, Class M2,
1.18% (B), 12/25/2034	$ 532,103	$ 506,479
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC7, Class M1,
1.48% (B), 06/25/2033	541,844	505,864
Series 2004-HE6, Class M1,
1.26% (B), 08/25/2034	914,615	857,178
Series 2004-NC2, Class M1,
1.26% (B), 12/25/2033	386,534	352,778
Series 2004-NC7, Class M2,
1.36% (B), 07/25/2034	892,790	857,990
Series 2004-OP1, Class M1,
1.30% (B), 11/25/2034	970,641	866,197
Morgan Stanley Dean Witter Capital I, Inc.Trust
Series 2002-AM3, Class A3,
1.41% (B), 02/25/2033	981,466	916,319
Nationstar HECM Loan Trust
Series 2015-1A, Class A,
3.84%, 05/25/2018 (C)	198,613	198,513
Series 2016-1A, Class M1,
4.36%, 02/25/2026 (C)	365,000	365,697
Navitas Equipment Receivables LLC
Series 2013-1, Class A,
1.95%, 11/15/2016 (C)	12,047	12,043
New Century Home Equity Loan Trust
Series 2004-2, Class M5,
2.46% (B), 08/25/2034	392,831	367,084
Series 2004-4, Class M1,
1.20% (B), 02/25/2035	1,253,363	1,106,231
Nissan Auto Lease Trust
Series 2015-A, Class A2A,
0.99%, 11/15/2017	368,215	368,166
Nissan Auto Receivables Owner Trust
Series 2014-B, Class A3,
1.11%, 05/15/2019	240,000	240,057
NRPL Trust
Series 2015-2A, Class A1,
3.75% (B), 10/25/2057 (C)	560,782	549,643
NRZ Advance Receivables Trust
Series 2015-T1, Class AT1,
2.31%, 08/15/2046 (C)	650,000	649,196
Series 2015-T1, Class DT1,
3.60%, 08/15/2046 (C)	250,000	249,297
Series 2015-T2, Class DT2,
4.68%, 08/17/2048 (C)	241,000	241,151
Series 2015-T3, Class DT3,
4.27%, 11/15/2046 (C)	750,000	749,358
Series 2015-T4, Class AT4,
3.20%, 11/15/2047 (C)	1,300,000	1,300,780
Series 2015-T4, Class DT4,
4.67%, 11/15/2047 (C)	400,000	399,500
Oak Hill Advisors Residential Loan Trust
Series 2014-NPL2, Class A1,
3.35% (B), 04/25/2054 (C)	363,489	360,424
Series 2015-NPL1, Class A1,
3.47% (B), 01/25/2055 (C)	305,624	303,810
Series 2015-NPL2, Class A1,
3.72% (B), 07/25/2055 (C)	395,949	393,394
Ocwen Master Advance Receivables Trust
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (C)	954,000	954,757
Series 2015-T3, Class BT3,
3.70%, 11/15/2047 (C)	229,000	229,000
Series 2015-T3, Class DT3,
4.69%, 11/15/2047 (C)	400,000	400,862

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
OnDeck Asset Securitization Trust LLC
Series 2014-1A, Class A,
3.15%, 05/17/2018 (C)	$ 491,000	$ 489,090
OneMain Financial Issuance Trust
Series 2014-1A, Class A,
2.43%, 06/18/2024 (C)	589,000	587,521
Series 2014-1A, Class B,
3.24%, 06/18/2024 (C)	100,000	97,807
Series 2014-2A, Class A,
2.47%, 09/18/2024 (C)	1,218,000	1,213,247
Series 2014-2A, Class B,
3.02%, 09/18/2024 (C)	280,000	270,596
Series 2015-1A, Class A,
3.19%, 03/18/2026 (C)	863,000	854,440
Series 2015-2A, Class A,
2.57%, 07/18/2025 (C)	1,138,000	1,122,560
Series 2015-2A, Class B,
3.10%, 07/18/2025 (C)	279,000	263,770
Series 2016-2A, Class B,
5.94%, 03/20/2028 (C)	175,000	177,665
Oportun Funding II LLC
Series 2016-A, Class A,
4.70%, 03/08/2021 (C)	629,000	627,233
Option One Mortgage Acceptance Corp. Asset-Backed Certificates
Series 2003-2, Class A2,
1.03% (B), 04/25/2033	391,318	358,823
Series 2003-6, Class A2,
1.09% (B), 11/25/2033	605,272	553,752
Option One Mortgage Loan Trust
Series 2004-1, Class M2,
2.08% (B), 01/25/2034	753,603	655,117
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-MCW1, Class M1,
1.37% (B), 10/25/2034	18,005	17,985
PFS Tax Lien Trust
Series 2014-1,
1.44%, 05/15/2029 (C)	66,553	66,346
Prestige Auto Receivables Trust
Series 2014-1A, Class A2,
0.97%, 03/15/2018 (C)	112,399	112,332
Pretium Mortgage Credit Partners I LLC
Series 2015-NPL2, Class A1,
3.75% (B), 07/27/2030 (C)	523,336	516,615
Progreso Receivables Funding II LLC
Series 2014-A, Class A,
3.50%, 07/08/2019 (C)	600,000	600,854
Progreso Receivables Funding III LLC
Series 2015-A, Class A,
3.63%, 02/08/2020 (C)	589,000	588,527
Progreso Receivables Funding IV LLC
Series 2015-B, Class A,
3.00%, 07/28/2020 (C)	250,000	248,635
Progress Residential Trust
Series 2015-SFR2, Class A,
2.74%, 06/12/2032 (C)	1,209,481	1,208,662
Series 2015-SFR2, Class B,
3.14%, 06/12/2032 (C)	327,000	322,990
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (C)	1,052,000	1,063,874
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (C)	250,000	245,783
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (C)	200,000	193,271

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Purchasing Power Funding LLC
Series 2015-A, Class A2,
4.75%, 12/15/2019 (C)	$ 650,000	$ 646,750
RAMP Trust
Series 2004-RS11, Class M1,
1.36% (B), 11/25/2034	76,447	75,749
Series 2004-RZ1, Class M1,
4.82% (B), 03/25/2034	201,356	205,891
Series 2006-RZ1, Class A3,
0.73% (B), 03/25/2036	97,814	95,621
RASC Trust
Series 2005-EMX1, Class M1,
1.08% (B), 03/25/2035	932,794	865,683
Series 2005-KS9, Class M3,
0.89% (B), 10/25/2035	1,036,442	959,575
RBSHD Trust
Series 2013-1A, Class A,
4.69% (B), 10/25/2047 (C) (D)	185,853	185,849
RMAT LLC
Series 2015-NPL1, Class A1,
3.75% (B), 05/25/2055 (C)	196,798	194,997
Santander Drive Auto Receivables Trust
Series 2013-3, Class B,
1.19%, 05/15/2018	98,113	98,108
Series 2014-2, Class A3,
0.80%, 04/16/2018	75,421	75,408
Series 2014-3, Class A3,
0.81%, 07/16/2018	502,016	501,802
Series 2015-S1, Class R1,
1.93%, 09/17/2019 (C)	187,033	185,630
Series 2015-S2, Class R1,
1.84%, 11/18/2019 (C)	40,204	39,902
Series 2015-S7, Class R1,
1.97%, 03/16/2021 (C)	161,638	160,426
Securitized Asset-Backed Receivables LLC Trust
Series 2004-OP2, Class M1,
1.41% (B), 08/25/2034	919,656	856,382
Selene Non-Performing Loans LLC
Series 2014-1A, Class A,
2.98% (B), 05/25/2054 (C)	355,129	351,915
Skopos Auto Receivables Trust
Series 2015-2A, Class A,
3.55%, 02/15/2020 (C)	145,598	145,436
SNAAC Auto Receivables Trust
Series 2014-1A, Class A,
1.03%, 09/17/2018 (C)	9,771	9,771
Soundview Home Loan Trust
Series 2003-2, Class M2,
2.91% (B), 11/25/2033	56,244	54,608
Series 2006-OPT3, Class 2A3,
0.60% (B), 06/25/2036	497,940	454,935
Specialty Underwriting & Residential Finance Trust
Series 2003-BC4, Class M1,
1.33% (B), 11/25/2034	976,729	896,376
SpringCastle America Funding LLC
Series 2014-AA, Class A,
2.70%, 05/25/2023 (C)	929,163	925,336
Series 2014-AA, Class B,
4.61%, 10/25/2027 (C)	300,000	300,091
Springleaf Funding Trust
Series 2014-AA, Class A,
2.41%, 12/15/2022 (C)	1,154,980	1,151,866
Series 2014-AA, Class B,
3.45%, 12/15/2022 (C)	146,000	143,711
Series 2015-AA, Class A,
3.16%, 11/15/2024 (C)	769,000	760,964

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes
Series 2015-T2, Class DT2,
4.23%, 01/15/2047 (C)	$ 344,000	$ 343,265
Series 2015-T3, Class DT3,
4.43%, 07/15/2047 (C)	285,000	285,434
Stanwich Mortgage Loan Co. LLC
Series 2013-NPL2, Class A,
3.23%, 04/16/2059 (C)	20,532	20,396
Structured Asset Investment Loan Trust
Series 2003-BC12, Class M1,
1.41% (B), 11/25/2033	732,173	684,322
Series 2004-BNC1, Class A4,
1.37% (B), 09/25/2034	593,032	544,696
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2007-BC3, Class 1A2,
0.57% (B), 05/25/2047	386,631	371,539
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2004-GEL1, Class A,
1.16% (B), 02/25/2034	1,004,069	928,704
Sunset Mortgage Loan Co. LLC
Series 2014-NPL2, Class A,
3.72% (B), 11/16/2044 (C)	681,274	677,527
Tidewater Auto Receivables Trust
Series 2014-AA, Class A3,
1.40%, 07/15/2018 (C)	158,453	158,352
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A2,
0.51%, 02/15/2017	14,710	14,708
Series 2014-C, Class A3,
0.93%, 07/16/2018	154,000	153,959
Tricon American Homes Trust
Series 2015-SFR1, Class A,
1.69% (B), 05/17/2032 (C)	160,000	155,878
Truman Capital Mortgage Loan Trust
Series 2014-NPL1, Class A1,
3.23% (B), 07/25/2053 (C)	109,938	109,452
Series 2014-NPL3, Class A1,
3.13% (B), 04/25/2053 (C)	38,017	37,983
U.S. Residential Opportunity Fund II Trust
Series 2015-1II, Class A,
3.63%, 02/27/2035 (C)	412,055	405,033
U.S. Residential Opportunity Fund III Trust
Series 2015-1III, Class A,
3.72%, 01/27/2035 (C)	516,827	512,535
Vericrest Opportunity Loan Trust
Series 2015-NPL3, Class A1,
3.38% (B), 10/25/2058 (C)	711,966	702,093
VML LLC
Series 2014-NPL1, Class A1,
3.88% (B), 04/27/2054 (C)	157,549	156,740
VOLT XIX LLC
Series 2014-NP11, Class A1,
3.88% (B), 04/25/2055 (C)	354,424	354,441
VOLT XL LLC
Series 2015-NP14, Class A1,
4.38% (B), 11/27/2045 (C)	495,710	494,794
VOLT XXII LLC
Series 2015-NPL4, Class A1,
3.50% (B), 02/25/2055 (C)	342,374	340,356
VOLT XXIV LLC
Series 2015-NPL6, Class A1,
3.50% (B), 02/25/2055 (C)	624,451	618,966

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
VOLT XXV LLC
Series 2015-NPL8, Class A1,
3.50% (B), 06/26/2045 (C)	$ 1,255,630	$ 1,234,755
VOLT XXVI LLC
Series 2014-NPL6, Class A1,
3.13% (B), 09/25/2043 (C)	324,550	319,759
Series 2014-NPL6, Class A2,
4.25% (B), 09/25/2043 (C)	184,546	181,247
VOLT XXVII LLC
Series 2014-NPL7, Class A1,
3.38% (B), 08/27/2057 (C)	626,630	617,027
VOLT XXX LLC
Series 2015-NPL1, Class A1,
3.63% (B), 10/25/2057 (C)	451,987	445,234
VOLT XXXI LLC
Series 2015-NPL2, Class A1,
3.38% (B), 02/25/2055 (C)	416,092	410,011
VOLT XXXIII LLC
Series 2015-NPL5, Class A1,
3.50% (B), 03/25/2055 (C)	602,746	591,997
VOLT XXXIV LLC
Series 2015-NPL7, Class A1,
3.25% (B), 02/25/2055 (C)	348,641	341,954
VOLT XXXIX LLC
Series 2015-NP13, Class-A1,
4.13% (B), 10/25/2045 (C)	371,174	369,276
VOLT XXXV LLC
Series 2015-NPL9, Class A1,
3.50% (B), 06/26/2045 (C)	411,365	406,443
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class 1A,
0.73% (B), 04/25/2034	1,038,887	980,459
Westgate Resorts LLC
Series 2012-3A, Class A,
2.50%, 03/20/2025 (C)	28,160	28,142
Westlake Automobile Receivables Trust
Series 2015-3A, Class D,
4.40%, 05/17/2021 (C)	250,000	248,834
World Omni Auto Receivables Trust
Series 2013-B, Class A3,
0.83%, 08/15/2018	109,934	109,829
Series 2013-B, Class A4,
1.32%, 01/15/2020	127,000	127,234

		112,382,667

Total Asset-Backed Securities (Cost $114,245,400)		113,548,500

CORPORATE DEBT SECURITIES - 24.6%
Australia - 0.3%
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 (C)	272,000	274,462
BHP Billiton Finance USA, Ltd.
2.05%, 09/30/2018	77,000	77,733
3.25%, 11/21/2021	80,000	82,284
4.13%, 02/24/2042	185,000	169,219
5.00%, 09/30/2043	55,000	55,952
Commonwealth Bank of Australia
2.25%, 03/16/2017 (C)	250,000	253,556
4.50%, 12/09/2025 (C) (F)	200,000	202,434
Macquarie Bank, Ltd.
1.60%, 10/27/2017 (C)	594,000	591,793
2.60%, 06/24/2019 (C)	182,000	183,712
2.85%, 07/29/2020 (C) (F)	150,000	152,525
4.00%, 07/29/2025 (C) (F)	150,000	152,922

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Australia (continued)
Macquarie Group, Ltd.
6.00%, 01/14/2020 (C)	$ 30,000	$ 33,068
6.25%, 01/14/2021 (C)	80,000	90,124
National Australia Bank, Ltd.
2.00%, 06/20/2017 (C)	300,000	302,427
3.00%, 07/27/2016 (C)	200,000	201,392
Rio Tinto Finance USA, Ltd.
3.75%, 09/20/2021	20,000	20,758
3.75%, 06/15/2025 (F)	395,000	384,957
4.13%, 05/20/2021 (F)	80,000	84,710
Westpac Banking Corp.
2.00%, 03/03/2020 (C) (F)	304,000	302,828
2.45%, 11/28/2016 (C)	200,000	201,892
2.60%, 11/23/2020	285,000	290,421

		4,109,169

Canada - 1.0%
Agrium, Inc.
3.38%, 03/15/2025	120,000	115,494
4.13%, 03/15/2035	470,000	408,415
5.25%, 01/15/2045	114,000	112,574
Air Canada Pass-Through Trust
3.60%, 09/15/2028 (C)	334,685	319,624
4.13%, 11/15/2026 (C)	56,086	56,927
Anadarko Finance Co.
7.50%, 05/01/2031	190,000	205,729
Bank of Montreal
1.40%, 09/11/2017, MTN	69,000	69,201
2.38%, 01/25/2019, MTN	170,000	173,258
2.55%, 11/06/2022, MTN	247,000	250,029
Bank of Nova Scotia
1.45%, 04/25/2018 (F)	350,000	350,082
1.85%, 04/14/2020 (F)	400,000	398,548
2.35%, 10/21/2020	255,000	257,818
Burlington Resources Finance Co.
7.40%, 12/01/2031	150,000	169,756
Canadian Imperial Bank of Commerce
1.55%, 01/23/2018	98,000	98,114
2.25%, 07/21/2020 (C) (F)	200,000	202,818
Canadian Natural Resources, Ltd.
1.75%, 01/15/2018	94,000	91,660
6.25%, 03/15/2038	30,000	27,595
6.45%, 06/30/2033	80,000	74,026
7.20%, 01/15/2032	50,000	48,249
Canadian Oil Sands, Ltd.
6.00%, 04/01/2042 (C)	43,000	33,580
Canadian Pacific Railway Co.
2.90%, 02/01/2025	173,000	166,948
4.50%, 01/15/2022	490,000	534,102
6.13%, 09/15/2115	17,000	18,228
7.13%, 10/15/2031	150,000	192,944
CDP Financial, Inc.
4.40%, 11/25/2019 (C)	250,000	275,445
Cenovus Energy, Inc.
3.00%, 08/15/2022	378,000	336,083
6.75%, 11/15/2039	100,000	95,744
CNOOC Nexen Finance ULC
4.25%, 04/30/2024	209,000	216,111
Encana Corp.
6.50%, 08/15/2034	40,000	34,000
Glencore Finance Canada, Ltd.
5.55%, 10/25/2042 (C)	80,000	61,600
Hydro-Quebec
8.40%, 01/15/2022	40,000	52,866
9.40%, 02/01/2021	220,000	289,704

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Petro-Canada
5.35%, 07/15/2033	$ 50,000	$ 48,838
Placer Dome, Inc.
6.45%, 10/15/2035	180,000	165,385
Potash Corp. of Saskatchewan, Inc.
3.00%, 04/01/2025	214,000	204,780
Repsol Oil & Gas Canada, Inc.
7.75%, 06/01/2019	40,000	41,331
Rogers Communications, Inc.
4.10%, 10/01/2023	213,000	229,507
5.45%, 10/01/2043	118,000	135,080
Royal Bank of Canada
1.20%, 09/19/2017	246,000	245,756
1.88%, 02/05/2020	600,000	602,867
2.00%, 10/01/2018 - 12/10/2018	1,638,000	1,654,756
2.30%, 07/20/2016, MTN	25,000	25,125
2.50%, 01/19/2021, MTN (F)	275,000	280,837
Suncor Energy, Inc.
3.60%, 12/01/2024 (F)	107,000	105,933
5.95%, 12/01/2034	150,000	151,133
6.10%, 06/01/2018	450,000	481,059
Teck Resources, Ltd.
3.75%, 02/01/2023	77,000	50,772
4.75%, 01/15/2022	419,000	289,110
Thomson Reuters Corp.
3.95%, 09/30/2021	346,000	364,208
Toronto-Dominion Bank
1.50%, 03/13/2017 (C)	230,000	230,964
1.75%, 07/23/2018, MTN	57,000	57,240
2.13%, 04/07/2021	445,000	446,182
2.25%, 11/05/2019, MTN	16,000	16,215
2.50%, 12/14/2020, MTN	730,000	743,219
Total Capital Canada, Ltd.
2.75%, 07/15/2023	70,000	69,880
TransCanada PipeLines, Ltd.
1.88%, 01/12/2018	36,000	35,949
2.50%, 08/01/2022	30,000	28,389
3.75%, 10/16/2023	35,000	34,534
4.88%, 01/15/2026	162,000	171,112
7.25%, 08/15/2038	100,000	115,780
Transcanada Trust
5.63% (B), 05/20/2075	50,000	44,033

		12,807,246

Cayman Islands - 0.0% (A)
Hutchison Whampoa International 12 II, Ltd.
3.25%, 11/08/2022 (C)	200,000	206,922
Noble Holding International, Ltd.
3.95%, 03/15/2022	7,000	4,270
5.00%, 03/16/2018	30,000	27,866
5.25%, 03/15/2042	105,000	52,254
6.05%, 03/01/2041	80,000	39,200
Transocean, Inc.
4.30%, 10/15/2022	33,000	18,233
6.50%, 11/15/2020 (F)	25,000	17,500
7.13%, 12/15/2021 (F)	147,000	99,225
7.50%, 04/15/2031	25,000	13,000
8.10%, 12/15/2041	10,000	5,175
XLIT, Ltd.
6.38%, 11/15/2024	100,000	116,476

		600,121

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
China - 0.0% (A)
Industrial & Commercial Bank of China, Ltd.
2.35%, 11/13/2017, MTN	$ 250,000	$ 252,033

Colombia - 0.0% (A)
Ecopetrol SA
4.13%, 01/16/2025	107,000	91,217
5.38%, 06/26/2026	116,000	105,560

		196,777

Curaçao - 0.0% (A)
Teva Pharmaceutical Finance Co., BV
2.95%, 12/18/2022	54,000	54,300
3.65%, 11/10/2021	37,000	38,561

		92,861

Denmark - 0.1%
Danske Bank A/S
2.80%, 03/10/2021 (C)	760,000	771,588

France - 0.4%
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 (C)	300,000	300,818
2.75%, 10/15/2020 (C) (F)	610,000	622,047
BNP Paribas SA
4.38%, 09/28/2025 (C)	350,000	349,670
BPCE SA
1.63%, 01/26/2018, MTN	250,000	249,715
2.65%, 02/03/2021 (F)	410,000	413,715
4.00%, 04/15/2024	250,000	264,748
Credit Agricole SA
2.75%, 06/10/2020 (C)	675,000	685,753
8.13% (B), 12/23/2025 (C) (G)	360,000	359,129
Electricite de France SA
2.15%, 01/22/2019 (C)	140,000	141,623
4.88%, 01/22/2044 (C)	125,000	125,165
6.00%, 01/22/2114 (C)	350,000	358,150
Orange SA
2.75%, 09/14/2016	17,000	17,126
5.50%, 02/06/2044 (F)	245,000	291,880
9.00%, 03/01/2031	244,000	370,242
Total Capital International SA
1.55%, 06/28/2017	38,000	38,150
2.70%, 01/25/2023	572,000	569,557
2.75%, 06/19/2021	300,000	308,655

		5,466,143

Germany - 0.1%
Deutsche Bank AG
1.88%, 02/13/2018	751,000	746,220
2.95%, 08/20/2020	330,000	331,273
3.70%, 05/30/2024	133,000	131,291
4.10%, 01/13/2026	100,000	98,537
6.00%, 09/01/2017	80,000	84,199

		1,391,520

Guernsey, Channel Islands - 0.1%
Credit Suisse Group Funding Guernsey, Ltd.
3.13%, 12/10/2020 (C)	565,000	561,883
3.80%, 09/15/2022	250,000	248,819

		810,702

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Ireland - 0.2%
GE Capital International Funding Co.
0.96%, 04/15/2016 (C)	$ 202,000	$ 202,011
2.34%, 11/15/2020 (C)	779,000	798,039
3.37%, 11/15/2025 (C)	509,000	543,151
4.42%, 11/15/2035 (C)	246,000	267,253
Perrigo Finance Unlimited Co.
3.50%, 12/15/2021	200,000	203,862
3.90%, 12/15/2024	200,000	198,963

		2,213,279

Italy - 0.0% (A)
Intesa Sanpaolo SpA
3.88%, 01/15/2019, MTN	230,000	236,652
5.71%, 01/15/2026 (C)	425,000	412,462

		649,114

Japan - 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.70%, 03/05/2018 (C)	365,000	363,029
2.35%, 02/23/2017 (C)	200,000	201,692
4.10%, 09/09/2023 (C)	200,000	216,307
Mizuho Bank, Ltd.
1.30%, 04/16/2017 (C)	200,000	199,589
1.80%, 03/26/2018 (C)	272,000	272,315
2.45%, 04/16/2019 (C)	200,000	201,984
2.70%, 10/20/2020 (C) (F)	510,000	517,483
3.60%, 09/25/2024 (C)	230,000	240,035
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	47,000	47,006
Sumitomo Mitsui Financial Group, Inc.
3.78%, 03/09/2026	134,000	138,121

		2,397,561

Jersey, Channel Islands - 0.1%
UBS Group Funding Jersey, Ltd.
3.00%, 04/15/2021 (C)	395,000	395,433
4.13%, 04/15/2026 (C)	645,000	644,460

		1,039,893

Korea, Republic of - 0.0% (A)
Korea National Oil Corp.
3.13%, 04/03/2017 (C)	200,000	203,322

Luxembourg - 0.3%
Actavis Funding SCS
2.35%, 03/12/2018	809,000	818,556
3.00%, 03/12/2020	420,000	431,847
3.45%, 03/15/2022	979,000	1,016,356
3.80%, 03/15/2025	130,000	135,297
3.85%, 06/15/2024	10,000	10,481
4.55%, 03/15/2035	220,000	226,668
4.75%, 03/15/2045	285,000	299,736
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	60,000	60,230
Pentair Finance SA
2.90%, 09/15/2018	170,000	170,487
Schlumberger Investment SA
2.40%, 08/01/2022 (C)	70,000	67,967
3.30%, 09/14/2021 (C)	23,000	23,690
3.65%, 12/01/2023	82,000	85,153
Tyco International Finance SA
5.13%, 09/14/2045	45,000	48,182

		3,394,650

Mexico - 0.1%
America Movil SAB de CV
1.63% (B), 09/12/2016	280,000	279,889

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mexico (continued)
America Movil SAB de CV (continued)
3.13%, 07/16/2022	$ 400,000	$ 410,554
5.00%, 03/30/2020	150,000	165,971
Petroleos Mexicanos
4.25%, 01/15/2025 (F)	52,000	48,165
4.50%, 01/23/2026	222,000	206,793
4.88%, 01/18/2024	65,000	63,716
5.63%, 01/23/2046	140,000	117,656
6.38%, 02/04/2021 (C)	93,000	99,185
6.38%, 01/23/2045	186,000	172,422
6.63%, 06/15/2035	100,000	96,000
6.88%, 08/04/2026 (C)	135,000	146,137

		1,806,488

Netherlands - 0.5%
ABN AMRO Bank NV
1.80%, 06/04/2018 (C)	200,000	199,764
2.45%, 06/04/2020 (C)	300,000	301,898
2.50%, 10/30/2018 (C)	440,000	446,017
Airbus Group Finance BV
2.70%, 04/17/2023 (C)	64,000	65,212
Cooperatieve Rabobank UA
2.25%, 01/14/2020, MTN	425,000	428,756
3.38%, 01/19/2017	195,000	198,490
3.88%, 02/08/2022	79,000	84,264
4.38%, 08/04/2025	250,000	257,400
4.63%, 12/01/2023	250,000	263,900
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 (C)	150,000	151,326
8.75%, 06/15/2030	30,000	44,976
Heineken NV
1.40%, 10/01/2017 (C)	60,000	60,220
3.40%, 04/01/2022 (C)	150,000	156,953
ING Bank NV
3.75%, 03/07/2017 (C)	200,000	204,448
Koninklijke Philips NV
3.75%, 03/15/2022	245,000	258,266
LYB International Finance BV
4.88%, 03/15/2044	430,000	428,731
Petrobras Global Finance BV
3.25%, 03/17/2017	200,000	196,250
7.88%, 03/15/2019	160,000	153,440
Shell International Finance BV
1.13%, 08/21/2017	42,000	41,973
1.63%, 11/10/2018	605,000	606,830
2.13%, 05/11/2020	140,000	141,298
3.25%, 05/11/2025	155,000	156,463
3.40%, 08/12/2023	210,000	217,663
4.13%, 05/11/2035	126,000	129,104
4.30%, 09/22/2019	50,000	54,090
4.55%, 08/12/2043	430,000	446,414
6.38%, 12/15/2038	130,000	159,159
Siemens Financieringsmaatschappij NV
5.75%, 10/17/2016 (C)	125,000	128,325
6.13%, 08/17/2026 (C)	120,000	155,738

		6,137,368

New Zealand - 0.0% (A)
ANZ New Zealand International, Ltd.
2.60%, 09/23/2019 (C)	200,000	202,062
BNZ International Funding, Ltd.
2.35%, 03/04/2019 (C)	250,000	251,362

		453,424

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Norway - 0.0% (A)
Statoil ASA
1.15%, 05/15/2018	$ 134,000	$ 133,036
1.20%, 01/17/2018	44,000	43,896
2.45%, 01/17/2023	58,000	56,230
2.65%, 01/15/2024	143,000	139,314
2.75%, 11/10/2021	31,000	31,410
3.15%, 01/23/2022	20,000	20,546
3.25%, 11/10/2024 (F)	61,000	61,680
4.25%, 11/23/2041	16,000	15,494
5.25%, 04/15/2019	100,000	109,925

		611,531

Spain - 0.0% (A)
Santander Issuances SAU
5.18%, 11/19/2025	220,000	212,597
Telefonica Emisiones SAU
5.13%, 04/27/2020	102,000	112,871
6.42%, 06/20/2016	100,000	101,072

		426,540

Sweden - 0.3%
Nordea Bank AB
3.13%, 03/20/2017 (C)	250,000	254,720
4.25%, 09/21/2022 (C)	200,000	209,647
Skandinaviska Enskilda Banken AB
1.75%, 03/19/2018 (C)	615,000	614,114
2.38%, 11/20/2018 (C)	200,000	202,138
2.45%, 05/27/2020 (C)	580,000	584,402
2.63%, 11/17/2020 (C)	250,000	252,460
Stadshypotek AB
1.88%, 10/02/2019 (C) (F)	250,000	251,018
Svenska Handelsbanken AB
2.40%, 10/01/2020, MTN	865,000	872,763
Swedbank AB
1.75%, 03/12/2018 (C)	675,000	673,906
2.65%, 03/10/2021 (C)	445,000	449,776

		4,364,944

Switzerland - 0.3%
Credit Suisse AG
1.70%, 04/27/2018	1,010,000	1,005,617
1.75%, 01/29/2018	250,000	250,444
2.30%, 05/28/2019, MTN	250,000	252,368
3.00%, 10/29/2021	250,000	255,007
5.30%, 08/13/2019, MTN	100,000	109,743
UBS AG
1.80%, 03/26/2018, MTN	1,375,000	1,379,648
2.38%, 08/14/2019, MTN	475,000	482,174

		3,735,001

United Kingdom - 1.0%
Abbey National Treasury Services PLC
2.50%, 03/14/2019	705,000	711,719
Aon PLC
3.50%, 06/14/2024	200,000	200,932
3.88%, 12/15/2025	125,000	127,438
AstraZeneca PLC
3.38%, 11/16/2025	770,000	797,592
BAE Systems PLC
5.80%, 10/11/2041 (C)	25,000	29,278
Barclays Bank PLC
2.25%, 05/10/2017 (C) (F)	200,000	202,282
6.05%, 12/04/2017 (C)	295,000	310,997
Barclays PLC
2.00%, 03/16/2018	755,000	741,568
2.75%, 11/08/2019	220,000	218,506
3.25%, 01/12/2021 (F)	238,000	236,980

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
Barclays PLC (continued)
3.65%, 03/16/2025	$ 200,000	$ 187,531
4.38%, 01/12/2026	200,000	196,264
BAT International Finance PLC
2.75%, 06/15/2020 (C)	250,000	257,093
3.25%, 06/07/2022 (C)	126,000	133,422
BP Capital Markets PLC
1.38%, 11/06/2017 - 05/10/2018	174,000	173,116
1.85%, 05/05/2017	71,000	71,343
2.75%, 05/10/2023	150,000	147,123
3.06%, 03/17/2022	515,000	524,861
3.25%, 05/06/2022	547,000	562,934
3.54%, 11/04/2024	230,000	234,981
3.81%, 02/10/2024	92,000	95,649
Diageo Capital PLC
1.50%, 05/11/2017	76,000	76,390
Ensco PLC
4.70%, 03/15/2021 (F)	150,000	104,680
5.20%, 03/15/2025	68,000	38,080
5.75%, 10/01/2044	48,000	23,760
GlaxoSmithKline Capital PLC
2.85%, 05/08/2022	565,000	591,822
HSBC Bank PLC
1.50%, 05/15/2018 (C)	410,000	408,531
4.75%, 01/19/2021 (C)	240,000	264,390
HSBC Holdings PLC
4.00%, 03/30/2022	233,000	244,869
4.25%, 08/18/2025	200,000	197,574
4.30%, 03/08/2026	705,000	728,839
4.88%, 01/14/2022	100,000	109,398
Imperial Brands Finance PLC
3.75%, 07/21/2022 (C)	395,000	412,382
Invesco Finance PLC
3.75%, 01/15/2026	62,000	64,609
4.00%, 01/30/2024	74,000	77,903
Lloyds Bank PLC
1.75%, 03/16/2018	1,025,000	1,023,795
2.05%, 01/22/2019	645,000	645,133
Lloyds Banking Group PLC
4.65%, 03/24/2026	395,000	391,472
Rio Tinto Finance USA PLC
1.63%, 08/21/2017	58,000	57,627
Santander UK Group Holdings PLC
2.88%, 10/16/2020	150,000	149,239
5.63%, 09/15/2045 (C)	255,000	239,407
Standard Chartered PLC
5.20%, 01/26/2024 (C) (F)	210,000	219,730
Vodafone Group PLC
1.50%, 02/19/2018	80,000	79,915
1.63%, 03/20/2017	100,000	100,393
6.25%, 11/30/2032	180,000	207,283

		12,618,830

United States - 19.5%
21st Century Fox America, Inc.
4.75%, 09/15/2044	305,000	315,720
4.95%, 10/15/2045	265,000	283,320
6.55%, 03/15/2033	50,000	59,986
6.65%, 11/15/2037	100,000	124,514
9.50%, 07/15/2024	80,000	114,856
ABB Finance USA, Inc.
1.63%, 05/08/2017	16,000	16,096
2.88%, 05/08/2022	23,000	23,673
4.38%, 05/08/2042 (F)	12,000	12,656
AbbVie, Inc.
1.75%, 11/06/2017	266,000	267,231
2.50%, 05/14/2020	495,000	503,946

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
AbbVie, Inc. (continued)
2.90%, 11/06/2022	$ 205,000	$ 208,622
3.20%, 11/06/2022	342,000	353,671
3.60%, 05/14/2025	660,000	692,813
4.50%, 05/14/2035	188,000	195,334
Actavis, Inc.
1.88%, 10/01/2017	260,000	261,109
3.25%, 10/01/2022	129,000	132,239
ADT Corp.
3.50%, 07/15/2022 (F)	25,000	21,625
4.88%, 07/15/2042	20,000	13,400
Advance Auto Parts, Inc.
4.50%, 01/15/2022 (F)	200,000	211,815
Aetna, Inc.
3.50%, 11/15/2024	575,000	586,595
4.50%, 05/15/2042	10,000	10,165
6.75%, 12/15/2037	70,000	91,530
AGL Capital Corp.
3.50%, 09/15/2021	182,000	186,013
4.40%, 06/01/2043	79,000	72,388
5.25%, 08/15/2019	230,000	250,115
6.38%, 07/15/2016	50,000	50,706
AIG Global Funding
1.65%, 12/15/2017 (C) (F)	284,000	283,597
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (C)	150,000	186,209
Air Lease Corp.
2.63%, 09/04/2018	545,000	541,559
Alabama Power Co.
3.55%, 12/01/2023	76,000	80,514
3.75%, 03/01/2045	181,000	177,430
4.15%, 08/15/2044	64,000	66,717
6.00%, 03/01/2039	38,000	48,245
Allergan, Inc.
3.38%, 09/15/2020	97,000	100,855
Allstate Corp.
3.15%, 06/15/2023	110,000	113,088
Altria Group, Inc.
2.63%, 01/14/2020	585,000	604,667
2.85%, 08/09/2022	92,000	95,032
4.25%, 08/09/2042	265,000	275,538
4.50%, 05/02/2043	200,000	214,879
Amazon.com, Inc.
2.60%, 12/05/2019	415,000	431,739
3.80%, 12/05/2024	536,000	587,261
4.80%, 12/05/2034	117,000	131,422
American Airlines Pass-Through Trust
4.95%, 07/15/2024	336,062	359,559
American Electric Power Co., Inc.
1.65%, 12/15/2017	26,000	25,844
American Express Co.
2.65%, 12/02/2022	103,000	102,677
3.63%, 12/05/2024	131,000	131,928
7.00%, 03/19/2018	120,000	131,625
American Express Credit Corp.
1.80%, 07/31/2018, MTN	130,000	130,563
1.88%, 11/05/2018, MTN	39,000	39,240
2.13%, 03/18/2019	150,000	151,393
2.25%, 08/15/2019, MTN	200,000	202,490
2.38%, 03/24/2017 - 05/26/2020, MTN	216,000	218,892
2.60%, 09/14/2020, MTN	867,000	888,036
American Honda Finance Corp.
1.55%, 12/11/2017, MTN	110,000	110,562
1.60%, 02/16/2018 (C)	200,000	201,208
2.25%, 08/15/2019, MTN	140,000	143,263
American International Group, Inc.
3.30%, 03/01/2021	220,000	224,925

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
American International Group, Inc. (continued)
3.75%, 07/10/2025	$ 69,000	$ 68,918
3.88%, 01/15/2035	99,000	88,434
4.13%, 02/15/2024	145,000	151,091
4.50%, 07/16/2044	355,000	334,810
4.80%, 07/10/2045	605,000	597,128
American Tower Corp.
3.40%, 02/15/2019	150,000	153,771
3.45%, 09/15/2021	240,000	245,410
3.50%, 01/31/2023	130,000	131,232
4.00%, 06/01/2025	85,000	87,689
4.40%, 02/15/2026	150,000	158,615
4.50%, 01/15/2018	160,000	166,720
American Water Capital Corp.
3.40%, 03/01/2025	59,000	62,149
3.85%, 03/01/2024	200,000	216,030
Ameriprise Financial, Inc.
4.00%, 10/15/2023	180,000	190,288
Amgen, Inc.
3.63%, 05/22/2024	382,000	401,875
3.88%, 11/15/2021	30,000	32,516
4.40%, 05/01/2045	405,000	413,373
5.15%, 11/15/2041	80,000	88,284
5.65%, 06/15/2042	31,000	36,455
5.70%, 02/01/2019	50,000	55,765
6.38%, 06/01/2037	100,000	124,292
6.40%, 02/01/2039	38,000	47,533
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/2019	710,000	720,139
2.63%, 01/17/2023	370,000	371,496
2.65%, 02/01/2021	701,000	720,338
3.30%, 02/01/2023	346,000	359,710
3.65%, 02/01/2026	540,000	567,871
3.70%, 02/01/2024	600,000	641,905
4.70%, 02/01/2036	992,000	1,072,058
4.90%, 02/01/2046	900,000	1,005,806
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/2022	130,000	131,085
5.38%, 01/15/2020	455,000	513,063
8.20%, 01/15/2039	20,000	30,248
ANR Pipeline Co.
9.63%, 11/01/2021	70,000	90,185
Anthem, Inc.
2.30%, 07/15/2018	85,000	85,967
3.13%, 05/15/2022	62,000	62,328
3.30%, 01/15/2023	21,000	21,231
3.50%, 08/15/2024	708,000	716,552
4.63%, 05/15/2042	50,000	49,357
4.65%, 08/15/2044	97,000	96,381
5.10%, 01/15/2044	290,000	305,855
Aon Corp.
3.13%, 05/27/2016	29,000	29,100
Apache Corp.
3.25%, 04/15/2022	14,000	13,470
4.75%, 04/15/2043	23,000	20,645
5.10%, 09/01/2040	90,000	81,661
6.00%, 01/15/2037	160,000	159,216
6.90%, 09/15/2018	50,000	54,157
Appalachian Power Co.
5.80%, 10/01/2035	25,000	28,546
6.70%, 08/15/2037	55,000	66,672
Apple, Inc.
0.87% (B), 05/03/2018	172,000	171,691
2.15%, 02/09/2022 (F)	717,000	723,436
2.40%, 05/03/2023	284,000	285,727
2.70%, 05/13/2022	385,000	398,029
2.85%, 05/06/2021	264,000	276,812
3.20%, 05/13/2025 (F)	96,000	100,576

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Apple, Inc. (continued)
3.25%, 02/23/2026	$ 510,000	$ 532,474
3.45%, 02/09/2045	621,000	560,859
3.85%, 05/04/2043	305,000	296,558
4.38%, 05/13/2045	100,000	104,707
4.50%, 02/23/2036	85,000	91,213
4.65%, 02/23/2046	140,000	152,832
Arizona Public Service Co.
2.20%, 01/15/2020	83,000	83,952
3.35%, 06/15/2024	169,000	176,485
4.50%, 04/01/2042	8,000	8,747
5.05%, 09/01/2041	23,000	26,841
Arrow Electronics, Inc.
3.00%, 03/01/2018	21,000	21,257
6.88%, 06/01/2018	50,000	54,220
7.50%, 01/15/2027	380,000	455,775
AT&T, Inc.
3.00%, 02/15/2022 - 06/30/2022	1,499,000	1,524,454
3.40%, 05/15/2025	1,122,000	1,124,629
3.80%, 03/15/2022	460,000	484,741
3.88%, 08/15/2021	155,000	164,938
3.95%, 01/15/2025	43,000	44,691
4.13%, 02/17/2026	225,000	237,616
4.30%, 12/15/2042	981,000	897,919
4.35%, 06/15/2045	110,000	100,771
4.45%, 05/15/2021 - 04/01/2024	380,000	412,063
4.50%, 05/15/2035	79,000	77,902
4.75%, 05/15/2046	81,000	79,012
4.80%, 06/15/2044	570,000	554,906
5.15%, 03/15/2042	110,000	110,875
5.50%, 02/01/2018	50,000	53,569
6.38%, 03/01/2041	205,000	238,694
Atmos Energy Corp.
4.13%, 10/15/2044	75,000	76,099
6.35%, 06/15/2017	100,000	105,570
8.50%, 03/15/2019	126,000	149,242
AvalonBay Communities, Inc.
3.63%, 10/01/2020, MTN	155,000	161,842
BAE Systems Holdings, Inc.
3.80%, 10/07/2024 (C)	45,000	46,141
3.85%, 12/15/2025 (C)	200,000	205,796
4.75%, 10/07/2044 (C)	48,000	50,081
6.38%, 06/01/2019 (C)	80,000	89,965
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	180,000	183,981
3.35%, 07/01/2023	260,000	271,741
5.20%, 06/15/2033	200,000	228,785
Bank of America Corp.
2.00%, 01/11/2018	700,000	702,883
2.25%, 04/21/2020, MTN	455,000	450,607
2.60%, 01/15/2019	1,980,000	2,013,482
2.65%, 04/01/2019	400,000	407,021
3.30%, 01/11/2023, MTN	1,339,000	1,350,250
3.88%, 08/01/2025, MTN	805,000	834,336
3.95%, 04/21/2025, MTN	803,000	798,950
4.00%, 04/01/2024 - 01/22/2025, MTN	266,000	271,005
4.25%, 10/22/2026, MTN	302,000	306,502
4.45%, 03/03/2026	570,000	587,208
5.00%, 05/13/2021 - 01/21/2044, MTN	375,000	415,928
5.13% (B), 06/17/2019 (G)	350,000	330,750
5.63%, 10/14/2016 - 07/01/2020, MTN	810,000	875,255
5.65%, 05/01/2018, MTN	105,000	112,714
5.88%, 02/07/2042, MTN	20,000	24,238
6.40%, 08/28/2017, MTN	100,000	106,289
6.50%, 08/01/2016	213,000	216,791

The notes are an integral part of this report. Transamerica Series Trust	Page 11	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bank of America Corp. (continued)
6.88%, 04/25/2018, MTN	$ 50,000	$ 54,901
7.63%, 06/01/2019, MTN	200,000	232,755
8.00% (B), 01/30/2018 (G)	760,000	743,850
Bank of America NA
1.65%, 03/26/2018	590,000	589,292
1.75%, 06/05/2018	750,000	749,821
2.05%, 12/07/2018, MTN	1,355,000	1,367,322
Bank of New York Mellon Corp.
2.10%, 01/15/2019, MTN	182,000	184,403
2.15%, 02/24/2020, MTN	850,000	856,083
2.20%, 03/04/2019, MTN	60,000	60,937
2.50%, 04/15/2021, MTN	185,000	188,653
3.25%, 09/11/2024, MTN	190,000	195,724
3.55%, 09/23/2021	19,000	20,256
4.15%, 02/01/2021, MTN	55,000	60,055
4.60%, 01/15/2020, MTN	100,000	109,373
4.95% (B), 06/20/2020 (G)	540,000	539,325
Barrick North America Finance LLC
4.40%, 05/30/2021	66,000	67,472
Baxalta, Inc.
3.60%, 06/23/2022 (C)	185,000	187,940
4.00%, 06/23/2025 (C)	470,000	477,622
5.25%, 06/23/2045 (C)	158,000	167,920
Bayer US Finance LLC
3.38%, 10/08/2024 (C)	200,000	210,851
BB&T Corp.
1.60%, 08/15/2017, MTN	31,000	31,043
2.45%, 01/15/2020, MTN	56,000	56,971
2.63%, 06/29/2020, MTN	270,000	275,799
6.85%, 04/30/2019, MTN	60,000	68,663
Becton Dickinson and Co.
2.68%, 12/15/2019	28,000	28,686
3.73%, 12/15/2024	382,000	406,679
Bed Bath & Beyond, Inc.
4.92%, 08/01/2034	344,000	310,282
BellSouth LLC
6.55%, 06/15/2034	423,000	466,675
Berkshire Hathaway Energy Co.
2.40%, 02/01/2020	45,000	45,851
3.50%, 02/01/2025	791,000	834,978
3.75%, 11/15/2023	293,000	312,664
4.50%, 02/01/2045	290,000	308,736
6.13%, 04/01/2036	75,000	92,852
Berkshire Hathaway Finance Corp.
4.30%, 05/15/2043	110,000	116,343
4.40%, 05/15/2042 (F)	62,000	67,097
5.40%, 05/15/2018 (F)	200,000	218,046
Berkshire Hathaway, Inc.
2.20%, 03/15/2021	210,000	214,458
2.75%, 03/15/2023	501,000	510,943
3.13%, 03/15/2026	360,000	369,125
3.40%, 01/31/2022	106,000	113,398
3.75%, 08/15/2021 (F)	122,000	133,531
4.50%, 02/11/2043	130,000	142,051
Biogen, Inc.
3.63%, 09/15/2022	122,000	129,039
5.20%, 09/15/2045	322,000	357,160
BlackRock, Inc.
3.38%, 06/01/2022	50,000	53,322
3.50%, 03/18/2024	40,000	42,399
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045 (C)	33,000	31,161
5.88%, 03/15/2021 (C) (F)	120,000	139,048
Boardwalk Pipelines, LP
4.95%, 12/15/2024	58,000	53,042
Boston Gas Co.
4.49%, 02/15/2042 (C)	24,000	24,344

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Boston Properties, LP
3.65%, 02/01/2026	$ 509,000	$ 528,166
3.85%, 02/01/2023	160,000	168,444
4.13%, 05/15/2021	175,000	187,528
Branch Banking & Trust Co.
2.85%, 04/01/2021	520,000	535,534
Brixmor Operating Partnership, LP
3.88%, 08/15/2022	340,000	331,798
Brown-Forman Corp.
4.50%, 07/15/2045	75,000	82,058
Buckeye Partners, LP
4.15%, 07/01/2023	51,000	45,978
4.35%, 10/15/2024	60,000	53,888
4.88%, 02/01/2021	220,000	222,184
5.85%, 11/15/2043	100,000	87,234
Bunge, Ltd. Finance Corp.
3.50%, 11/24/2020	55,000	55,813
8.50%, 06/15/2019	130,000	151,008
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	198,000	206,005
3.05%, 03/15/2022 - 09/01/2022	216,000	226,890
3.45%, 09/15/2021	40,000	42,763
4.10%, 06/01/2021	140,000	154,257
4.15%, 04/01/2045	290,000	297,563
4.40%, 03/15/2042	50,000	52,936
4.45%, 03/15/2043	50,000	53,765
4.70%, 09/01/2045	110,000	122,511
4.90%, 04/01/2044	320,000	365,060
5.15%, 09/01/2043	231,000	270,119
5.40%, 06/01/2041	60,000	71,221
7.95%, 08/15/2030	200,000	288,857
Cameron International Corp.
4.00%, 12/15/2023	28,000	28,567
Capital One Bank USA NA
2.25%, 02/13/2019	250,000	249,381
3.38%, 02/15/2023	1,145,000	1,153,780
Capital One Financial Corp.
3.20%, 02/05/2025	175,000	173,246
4.20%, 10/29/2025	125,000	126,563
Capital One NA
2.35%, 08/17/2018	955,000	959,916
2.40%, 09/05/2019	300,000	299,162
Cardinal Health, Inc.
3.75%, 09/15/2025	68,000	71,870
4.90%, 09/15/2045	60,000	63,535
Cargill, Inc.
3.30%, 03/01/2022 (C)	110,000	114,404
Caterpillar Financial Services Corp.
1.70%, 06/16/2018, MTN	150,000	151,199
2.10%, 06/09/2019, MTN	43,000	44,097
2.75%, 08/20/2021, MTN	60,000	61,720
2.85%, 06/01/2022, MTN (F)	77,000	79,585
3.75%, 11/24/2023, MTN	121,000	129,803
7.15%, 02/15/2019, MTN	100,000	115,468
Caterpillar, Inc.
1.50%, 06/26/2017	35,000	35,189
2.60%, 06/26/2022	31,000	31,393
4.30%, 05/15/2044 (F)	145,000	151,170
CBS Corp.
3.70%, 08/15/2024	173,000	178,219
4.00%, 01/15/2026	83,000	86,694
4.85%, 07/01/2042	100,000	96,505
4.90%, 08/15/2044	68,000	66,044
CCO Safari II LLC
3.58%, 07/23/2020 (C)	180,000	183,931
4.46%, 07/23/2022 (C)	603,000	630,297
4.91%, 07/23/2025 (C)	385,000	406,104

The notes are an integral part of this report. Transamerica Series Trust	Page 12	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
CCO Safari II LLC (continued)
6.38%, 10/23/2035 (C)	$ 89,000	$ 98,252
6.48%, 10/23/2045 (C)	250,000	278,182
6.83%, 10/23/2055 (C)	120,000	129,500
Celgene Corp.
1.90%, 08/15/2017	74,000	74,593
2.88%, 08/15/2020	130,000	133,894
3.25%, 08/15/2022	20,000	20,652
3.63%, 05/15/2024	186,000	192,250
3.88%, 08/15/2025	340,000	357,318
5.00%, 08/15/2045	114,000	123,272
Centel Capital Corp.
9.00%, 10/15/2019	25,000	28,859
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	100,000	106,388
6.13%, 11/01/2017	30,000	31,779
CF Industries, Inc.
4.95%, 06/01/2043	50,000	43,517
7.13%, 05/01/2020	200,000	227,667
Chevron Corp.
2.36%, 12/05/2022	233,000	232,840
2.42%, 11/17/2020	335,000	344,184
3.19%, 06/24/2023	74,000	76,282
Chubb INA Holdings, Inc.
2.30%, 11/03/2020	90,000	91,499
2.88%, 11/03/2022	191,000	197,094
3.15%, 03/15/2025	131,000	134,746
3.35%, 05/03/2026	63,000	65,772
4.35%, 11/03/2045	170,000	185,268
Cigna Corp.
4.00%, 02/15/2022	480,000	509,521
Cisco Systems, Inc.
2.20%, 02/28/2021	1,075,000	1,096,388
3.00%, 06/15/2022	222,000	235,780
3.50%, 06/15/2025 (F)	117,000	126,925
Citigroup, Inc.
1.55%, 08/14/2017	220,000	219,958
1.70%, 04/27/2018	300,000	298,919
1.75%, 05/01/2018	112,000	111,693
1.80%, 02/05/2018	1,169,000	1,167,817
2.15%, 07/30/2018	82,000	82,449
2.40%, 02/18/2020	135,000	135,516
2.50%, 09/26/2018 - 07/29/2019	410,000	415,946
2.55%, 04/08/2019	100,000	101,494
2.70%, 03/30/2021	290,000	292,114
3.70%, 01/12/2026	565,000	579,813
3.75%, 06/16/2024	97,000	100,471
3.88%, 10/25/2023 - 03/26/2025	550,000	570,328
4.30%, 11/20/2026	685,000	681,698
4.40%, 06/10/2025	408,000	416,042
4.45%, 09/29/2027	325,000	327,029
4.60%, 03/09/2026	415,000	425,514
4.95%, 11/07/2043	115,000	123,900
5.50%, 09/13/2025	115,000	125,846
5.95% (B), 05/15/2025 (G)	370,000	356,125
6.30% (B), 05/15/2024 (G)	687,000	659,852
Citizens Financial Group, Inc.
4.30%, 12/03/2025	60,000	62,023
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	50,000	54,640
8.88%, 11/15/2018	70,000	82,340
CME Group, Inc.
3.00%, 09/15/2022 - 03/15/2025	226,000	231,400
CMS Energy Corp.
8.75%, 06/15/2019	50,000	60,541
CNA Financial Corp.
7.35%, 11/15/2019	200,000	230,865

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Comcast Cable Communications LLC
8.88%, 05/01/2017	$ 100,000	$ 108,301
Comcast Corp.
2.75%, 03/01/2023	53,000	54,769
4.20%, 08/15/2034	278,000	293,861
4.25%, 01/15/2033	139,000	148,034
4.50%, 01/15/2043	215,000	235,837
4.60%, 08/15/2045	375,000	416,030
4.75%, 03/01/2044	635,000	716,262
6.45%, 03/15/2037	60,000	79,540
6.50%, 11/15/2035	210,000	282,174
7.05%, 03/15/2033	90,000	123,934
Comerica, Inc.
3.80%, 07/22/2026	180,000	174,631
Commonwealth Edison Co.
4.35%, 11/15/2045	250,000	273,459
ConAgra Foods, Inc.
2.10%, 03/15/2018	21,000	21,044
ConocoPhillips Co.
1.05%, 12/15/2017	70,000	68,987
2.20%, 05/15/2020 (F)	82,000	80,540
3.35%, 11/15/2024 - 05/15/2025 (F)	360,000	345,770
5.75%, 02/01/2019	90,000	97,641
ConocoPhillips Holding Co.
6.95%, 04/15/2029	130,000	146,231
Consolidated Edison Co. of New York, Inc.
4.20%, 03/15/2042	25,000	25,944
4.50%, 12/01/2045	330,000	359,887
Consumers Energy Co.
2.85%, 05/15/2022	8,000	8,182
4.35%, 08/31/2064	32,000	33,060
5.65%, 04/15/2020	110,000	125,320
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	37,673	38,803
Costco Wholesale Corp.
2.25%, 02/15/2022	142,000	144,007
Cox Communications, Inc.
3.25%, 12/15/2022 (C)	140,000	135,010
4.80%, 02/01/2035 (C)	250,000	218,676
Crown Castle International Corp.
3.40%, 02/15/2021	155,000	157,310
4.45%, 02/15/2026	460,000	478,284
Crown Castle Towers LLC
3.22%, 05/15/2042 (C)	104,000	104,156
CSX Corp.
3.40%, 08/01/2024	200,000	206,915
3.95%, 05/01/2050	46,000	42,018
4.10%, 03/15/2044	27,000	26,638
4.25%, 06/01/2021	23,000	25,139
7.90%, 05/01/2017	95,000	101,653
CVS Health Corp.
2.75%, 12/01/2022	565,000	580,312
3.50%, 07/20/2022	67,000	71,818
3.88%, 07/20/2025	235,000	253,594
4.00%, 12/05/2023	71,000	78,269
4.88%, 07/20/2035	305,000	340,066
5.13%, 07/20/2045	260,000	301,112
5.30%, 12/05/2043	47,000	55,491
CVS Pass-Through Trust
4.70%, 01/10/2036 (C)	65,857	68,910
5.93%, 01/10/2034 (C)	50,140	55,487
6.20%, 10/10/2025 (C)	116,589	130,350
Daimler Finance North America LLC
2.25%, 09/03/2019 (C) (F)	150,000	152,156
2.38%, 08/01/2018 (C)	151,000	153,433
2.45%, 05/18/2020 (C)	640,000	646,762
2.63%, 09/15/2016 (C)	150,000	150,936
2.88%, 03/10/2021 (C)	250,000	255,524

The notes are an integral part of this report. Transamerica Series Trust	Page 13	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Danaher Corp.
2.40%, 09/15/2020	$ 56,000	$ 57,816
3.90%, 06/23/2021	33,000	36,096
DDR Corp.
3.50%, 01/15/2021	475,000	481,872
Deere & Co.
2.60%, 06/08/2022	15,000	15,329
3.90%, 06/09/2042	13,000	12,893
Delmarva Power & Light Co.
4.00%, 06/01/2042	47,000	47,055
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	28,161	29,850
Devon Energy Corp.
3.25%, 05/15/2022	364,000	306,484
4.75%, 05/15/2042	24,000	17,601
5.00%, 06/15/2045 (F)	345,000	257,497
6.30%, 01/15/2019	40,000	40,437
Devon Financing Co. LLC
7.88%, 09/30/2031	180,000	176,504
Diageo Investment Corp.
8.00%, 09/15/2022	40,000	51,565
Diamond Offshore Drilling, Inc.
4.88%, 11/01/2043	113,000	74,398
Discover Bank
2.00%, 02/21/2018	500,000	497,403
3.20%, 08/09/2021	850,000	849,065
4.20%, 08/08/2023	350,000	365,846
4.25%, 03/13/2026	250,000	251,253
Discovery Communications LLC
3.30%, 05/15/2022	190,000	187,291
4.38%, 06/15/2021	137,000	143,604
4.95%, 05/15/2042	50,000	43,647
Dominion Gas Holdings LLC
2.50%, 12/15/2019	100,000	101,511
2.80%, 11/15/2020	59,000	60,242
4.60%, 12/15/2044	150,000	147,327
Dominion Resources, Inc.
3.63%, 12/01/2024	310,000	314,531
3.90%, 10/01/2025	285,000	293,120
4.10% (H), 04/01/2021	290,000	296,545
4.70%, 12/01/2044	390,000	391,251
4.90%, 08/01/2041	11,000	11,227
5.25%, 08/01/2033	90,000	95,056
6.30%, 03/15/2033	50,000	58,568
Dow Chemical Co.
4.13%, 11/15/2021	76,000	82,789
5.25%, 11/15/2041	17,000	18,077
8.55%, 05/15/2019	40,000	47,580
8.85%, 09/15/2021	190,000	245,048
DTE Electric Co.
2.65%, 06/15/2022	13,000	13,227
3.70%, 03/15/2045	123,000	121,688
3.95%, 06/15/2042	20,000	20,609
DTE Energy Co.
2.40%, 12/01/2019	31,000	31,239
3.50%, 06/01/2024	111,000	114,079
3.85%, 12/01/2023	64,000	67,368
Duke Energy Carolinas LLC
3.88%, 03/15/2046	190,000	193,484
3.90%, 06/15/2021	100,000	109,465
4.25%, 12/15/2041	17,000	18,171
6.00%, 12/01/2028	100,000	125,003
Duke Energy Corp.
3.05%, 08/15/2022	360,000	363,404
3.75%, 04/15/2024	455,000	475,700
3.95%, 10/15/2023	300,000	318,604

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Duke Energy Florida LLC
5.90%, 03/01/2033	$ 60,000	$ 70,721
Duke Energy Ohio, Inc.
3.80%, 09/01/2023 (F)	136,000	146,938
Duke Energy Progress LLC
2.80%, 05/15/2022	32,000	32,834
3.00%, 09/15/2021	67,000	70,287
3.25%, 08/15/2025	106,000	111,203
4.15%, 12/01/2044	450,000	472,574
4.20%, 08/15/2045	130,000	137,900
4.38%, 03/30/2044	44,000	47,846
5.70%, 04/01/2035	100,000	123,646
Duke Realty, LP
3.88%, 02/15/2021	500,000	516,228
4.38%, 06/15/2022	146,000	153,758
E.I. du Pont de Nemours & Co.
4.15%, 02/15/2043	44,000	41,544
5.60%, 12/15/2036	40,000	44,853
6.00%, 07/15/2018	30,000	33,058
Eaton Corp.
1.50%, 11/02/2017	27,000	27,027
4.00%, 11/02/2032	21,000	21,248
5.80%, 03/15/2037	130,000	145,256
6.95%, 03/20/2019	60,000	68,090
eBay, Inc.
2.60%, 07/15/2022	450,000	432,538
3.45%, 08/01/2024 (F)	139,000	137,193
Ecolab, Inc.
1.45%, 12/08/2017	103,000	102,888
2.25%, 01/12/2020	80,000	80,814
3.25%, 01/14/2023	66,000	67,827
5.50%, 12/08/2041	110,000	126,259
Edison International
2.95%, 03/15/2023	550,000	554,976
Embarq Corp.
7.08%, 06/01/2016	100,000	100,643
Enable Midstream Partners, LP
3.90%, 05/15/2024	300,000	237,172
Energy Transfer Partners, LP
3.60%, 02/01/2023	166,000	144,007
4.75%, 01/15/2026	118,000	107,233
5.15%, 03/15/2045	36,000	27,985
EnLink Midstream Partners, LP
4.15%, 06/01/2025	245,000	190,110
5.05%, 04/01/2045	58,000	39,020
Entergy Arkansas, Inc.
3.05%, 06/01/2023	158,000	162,676
3.50%, 04/01/2026 (F)	90,000	96,167
3.75%, 02/15/2021	130,000	140,245
Entergy Corp.
4.00%, 07/15/2022	285,000	302,222
Enterprise Products Operating LLC
2.55%, 10/15/2019	600,000	601,599
3.35%, 03/15/2023	100,000	99,538
3.75%, 02/15/2025	193,000	192,648
3.90%, 02/15/2024	650,000	656,999
4.85%, 03/15/2044	130,000	121,953
4.90%, 05/15/2046	36,000	34,603
4.95%, 10/15/2054	35,000	30,377
5.10%, 02/15/2045	65,000	63,090
5.25%, 01/31/2020	104,000	112,501
5.75%, 03/01/2035	100,000	101,936
5.95%, 02/01/2041	36,000	36,944
EOG Resources, Inc.
2.63%, 03/15/2023 (F)	47,000	44,537
4.10%, 02/01/2021	80,000	84,578

The notes are an integral part of this report. Transamerica Series Trust	Page 14	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Equity Commonwealth
6.65%, 01/15/2018	$ 110,000	$ 115,607
ERAC USA Finance LLC
4.50%, 08/16/2021 - 02/15/2045 (C)	285,000	296,630
5.25%, 10/01/2020 (C)	8,000	8,825
5.63%, 03/15/2042 (C)	37,000	41,644
6.70%, 06/01/2034 (C)	44,000	54,291
ERP Operating, LP
2.38%, 07/01/2019	32,000	32,210
4.63%, 12/15/2021	19,000	21,141
Exelon Corp.
3.95%, 06/15/2025 (C)	245,000	253,919
Exelon Generation Co. LLC
2.95%, 01/15/2020	210,000	211,352
6.20%, 10/01/2017	100,000	106,329
Express Scripts Holding Co.
2.65%, 02/15/2017	280,000	283,657
3.50%, 06/15/2024	90,000	89,199
4.50%, 02/25/2026	304,000	314,752
Exxon Mobil Corp.
2.40%, 03/06/2022	260,000	263,367
2.73%, 03/01/2023	1,190,000	1,210,280
4.11%, 03/01/2046	128,000	135,718
FedEx Corp.
3.90%, 02/01/2035	73,000	70,667
4.10%, 02/01/2045	240,000	228,296
4.55%, 04/01/2046	70,000	71,939
Fifth Third Bancorp
2.88%, 07/27/2020	205,000	207,858
Fifth Third Bank
2.38%, 04/25/2019	300,000	303,255
3.85%, 03/15/2026	420,000	430,247
FirstEnergy Transmission LLC
4.35%, 01/15/2025 (C)	500,000	521,226
Florida Power & Light Co.
3.13%, 12/01/2025	615,000	646,337
4.05%, 10/01/2044	145,000	154,899
5.13%, 06/01/2041	30,000	36,065
5.63%, 04/01/2034	100,000	125,280
Fluor Corp.
3.38%, 09/15/2021	149,000	157,299
Ford Motor Co.
4.75%, 01/15/2043 (F)	50,000	50,164
Ford Motor Credit Co. LLC
1.68%, 09/08/2017	200,000	199,174
1.87% (B), 05/09/2016	200,000	200,152
2.24%, 06/15/2018	200,000	200,254
2.38%, 01/16/2018 - 03/12/2019	400,000	401,266
2.60%, 11/04/2019	250,000	250,905
2.88%, 10/01/2018	200,000	203,635
3.00%, 06/12/2017	1,150,000	1,165,182
3.20%, 01/15/2021	625,000	638,816
3.66%, 09/08/2024	700,000	706,915
3.98%, 06/15/2016	200,000	201,268
4.13%, 08/04/2025	210,000	218,525
4.25%, 02/03/2017	200,000	204,462
4.38%, 08/06/2023	300,000	319,220
4.39%, 01/08/2026, MTN	625,000	661,956
Forest Laboratories LLC
4.88%, 02/15/2021 (C)	205,000	226,028
5.00%, 12/15/2021 (C)	269,000	300,318
Freeport Minerals Corp.
7.13%, 11/01/2027	200,000	154,000
Freeport-McMoRan, Inc.
2.15%, 03/01/2017	81,000	77,355
3.55%, 03/01/2022	170,000	118,575
3.88%, 03/15/2023	28,000	18,970

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Freeport-McMoRan, Inc. (continued)
5.40%, 11/14/2034	$ 260,000	$ 159,250
5.45%, 03/15/2043 (F)	147,000	90,038
Gap, Inc.
5.95%, 04/12/2021	63,000	68,257
General Electric Co.
2.10%, 12/11/2019	86,000	88,042
2.20%, 01/09/2020, MTN	172,000	177,050
2.30%, 04/27/2017, MTN	187,000	189,880
2.70%, 10/09/2022	64,000	66,562
3.10%, 01/09/2023, MTN	158,000	167,309
3.15%, 09/07/2022, MTN	250,000	266,544
3.38%, 03/11/2024 (F)	262,000	281,257
4.13%, 10/09/2042	305,000	321,653
4.38%, 09/16/2020, MTN	104,000	115,997
4.50%, 03/11/2044	1,010,000	1,127,415
4.63%, 01/07/2021, MTN	72,000	81,412
4.65%, 10/17/2021, MTN	150,000	171,126
5.00% (B), 01/21/2021 (G)	236,000	243,080
5.50%, 01/08/2020, MTN	60,000	68,823
5.63%, 09/15/2017 - 05/01/2018, MTN	240,000	260,211
6.00%, 08/07/2019, MTN	101,000	116,440
6.75%, 03/15/2032, MTN	72,000	97,949
General Motors Co.
5.20%, 04/01/2045	115,000	108,108
6.25%, 10/02/2043	40,000	42,722
6.75%, 04/01/2046	90,000	102,309
General Motors Financial Co., Inc.
2.63%, 07/10/2017	500,000	503,043
2.75%, 05/15/2016	60,000	60,108
3.10%, 01/15/2019	585,000	591,996
3.20%, 07/13/2020	295,000	294,340
3.25%, 05/15/2018	20,000	20,333
3.45%, 04/10/2022	550,000	540,028
3.70%, 11/24/2020	240,000	244,587
4.00%, 01/15/2025	120,000	116,545
4.20%, 03/01/2021	440,000	454,466
Georgia Power Co.
3.25%, 04/01/2026	209,000	214,157
Gilead Sciences, Inc.
3.25%, 09/01/2022	55,000	58,117
3.65%, 03/01/2026	305,000	324,103
3.70%, 04/01/2024	200,000	214,587
4.40%, 12/01/2021	120,000	134,053
4.50%, 02/01/2045	310,000	328,355
4.60%, 09/01/2035	102,000	110,701
4.75%, 03/01/2046	200,000	218,918
4.80%, 04/01/2044	45,000	49,281
Glencore Funding LLC
4.00%, 04/16/2025 (C)	140,000	109,813
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	565,000	572,268
2.55%, 10/23/2019	310,000	314,691
2.60%, 04/23/2020	186,000	187,532
2.63%, 01/31/2019	696,000	709,760
2.75%, 09/15/2020	316,000	320,593
3.50%, 01/23/2025	1,267,000	1,278,820
3.63%, 01/22/2023	810,000	835,454
3.75%, 05/22/2025 - 02/25/2026	917,000	939,960
3.85%, 07/08/2024, MTN	391,000	404,006
4.00%, 03/03/2024	120,000	125,822
4.25%, 10/21/2025	195,000	198,273
4.75%, 10/21/2045	100,000	104,522
5.15%, 05/22/2045	458,000	465,274
5.25%, 07/27/2021	86,000	96,804
5.38%, 03/15/2020, MTN	200,000	221,927
5.70% (B), 05/10/2019 (G)	410,000	400,775

The notes are an integral part of this report. Transamerica Series Trust	Page 15	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Goldman Sachs Group, Inc. (continued)
5.75%, 01/24/2022	$ 160,000	$ 184,595
5.95%, 01/18/2018	195,000	209,116
6.00%, 06/15/2020, MTN	220,000	250,820
6.15%, 04/01/2018	405,000	438,127
7.50%, 02/15/2019, MTN	435,000	501,060
Great Plains Energy, Inc.
4.85%, 06/01/2021	74,000	80,549
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (C)	39,000	38,377
3.48%, 06/15/2050 (C)	36,000	36,486
Gulf South Pipeline Co., LP
4.00%, 06/15/2022	250,000	227,925
Halliburton Co.
2.70%, 11/15/2020	175,000	177,664
3.38%, 11/15/2022	92,000	93,626
3.50%, 08/01/2023	107,000	108,045
4.85%, 11/15/2035	57,000	56,997
5.00%, 11/15/2045	165,000	161,261
7.60%, 08/15/2096 (C)	40,000	46,888
8.75%, 02/15/2021	100,000	124,774
Harris Corp.
2.70%, 04/27/2020	80,000	80,227
3.83%, 04/27/2025	95,000	97,841
5.05%, 04/27/2045	190,000	202,439
HCP, Inc.
2.63%, 02/01/2020	251,000	247,548
3.15%, 08/01/2022	55,000	52,643
3.40%, 02/01/2025	38,000	34,967
3.75%, 02/01/2019	200,000	206,371
3.88%, 08/15/2024	200,000	193,029
4.00%, 12/01/2022 - 06/01/2025	665,000	658,864
4.20%, 03/01/2024	127,000	125,347
4.25%, 11/15/2023	46,000	46,181
Hess Corp.
7.88%, 10/01/2029	100,000	108,746
Historic TW, Inc.
6.63%, 05/15/2029	190,000	230,283
Home Depot, Inc.
2.00%, 04/01/2021	360,000	363,606
2.63%, 06/01/2022	150,000	155,165
3.00%, 04/01/2026	53,000	55,638
3.75%, 02/15/2024 (F)	110,000	121,697
4.25%, 04/01/2046	353,000	388,579
HP, Inc.
3.75%, 12/01/2020 (F)	25,000	25,868
4.30%, 06/01/2021	32,000	33,305
4.38%, 09/15/2021	60,000	62,704
4.65%, 12/09/2021	87,000	92,076
HSBC USA, Inc.
1.63%, 01/16/2018	200,000	199,653
2.35%, 03/05/2020	948,000	938,360
2.38%, 11/13/2019	955,000	959,263
2.75%, 08/07/2020	680,000	683,163
Huntington National Bank
2.00%, 06/30/2018	250,000	250,324
2.20%, 11/06/2018	250,000	250,409
Hyundai Capital America
2.40%, 10/30/2018 (C)	120,000	120,801
Illinois Tool Works, Inc.
3.50%, 03/01/2024	100,000	107,797
3.90%, 09/01/2042	192,000	194,057
Indiana Michigan Power Co.
3.20%, 03/15/2023	120,000	121,330
4.55%, 03/15/2046	195,000	200,649
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 01/15/2019	71,000	72,604

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Intel Corp.
3.10%, 07/29/2022	$ 15,000	$ 15,858
3.30%, 10/01/2021	15,000	16,113
3.70%, 07/29/2025 (F)	104,000	113,914
4.00%, 12/15/2032	181,000	189,271
4.80%, 10/01/2041	33,000	36,896
4.90%, 07/29/2045	480,000	538,353
Intercontinental Exchange, Inc.
2.50%, 10/15/2018	147,000	149,698
4.00%, 10/15/2023	115,000	120,143
International Business Machines Corp.
1.25%, 02/08/2018	100,000	100,502
1.95%, 07/22/2016	100,000	100,433
2.25%, 02/19/2021	279,000	285,119
3.38%, 08/01/2023	310,000	328,191
3.63%, 02/12/2024	110,000	118,154
7.00%, 10/30/2025	50,000	66,675
International Lease Finance Corp.
3.88%, 04/15/2018	614,000	617,500
Intuit, Inc.
5.75%, 03/15/2017	120,000	124,700
ITC Holdings Corp.
3.65%, 06/15/2024	205,000	205,203
6.05%, 01/31/2018 (C)	146,000	155,756
Jackson National Life Global Funding
1.88%, 10/15/2018 (C)	113,000	113,289
4.70%, 06/01/2018 (C)	100,000	105,805
JB Hunt Transport Services, Inc.
3.30%, 08/15/2022	535,000	545,349
Jefferies Group LLC
6.88%, 04/15/2021	245,000	276,629
Jersey Central Power & Light Co.
4.30%, 01/15/2026 (C)	320,000	333,503
John Deere Capital Corp.
1.20%, 10/10/2017	41,000	40,998
1.35%, 01/16/2018, MTN	63,000	63,144
1.60%, 07/13/2018, MTN	179,000	180,433
1.70%, 01/15/2020	30,000	29,927
2.38%, 07/14/2020, MTN	215,000	219,224
2.45%, 09/11/2020, MTN	163,000	166,879
2.55%, 01/08/2021 (F)	415,000	425,470
2.75%, 03/15/2022, MTN	25,000	25,746
2.80%, 03/04/2021 - 03/06/2023	380,000	388,902
3.15%, 10/15/2021, MTN	20,000	21,049
3.35%, 06/12/2024, MTN	112,000	116,908
3.40%, 09/11/2025, MTN (F)	54,000	56,964
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	73,744	80,564
Johnson Controls, Inc.
3.63%, 07/02/2024	23,000	23,434
3.75%, 12/01/2021	36,000	37,141
4.25%, 03/01/2021	40,000	42,298
4.95%, 07/02/2064	97,000	87,796
5.00%, 03/30/2020	60,000	65,389
5.25%, 12/01/2041	75,000	75,005
Kansas City Power & Light Co.
3.15%, 03/15/2023	47,000	47,266
5.30%, 10/01/2041	60,000	68,112
Kentucky Utilities Co.
4.38%, 10/01/2045	115,000	122,798
Kerr-McGee Corp.
7.88%, 09/15/2031	180,000	196,639
KeyCorp
2.90%, 09/15/2020, MTN	84,000	85,377
5.10%, 03/24/2021, MTN	141,000	156,034
Kimberly-Clark Corp.
2.40%, 03/01/2022 (F)	14,000	14,247
2.40%, 06/01/2023	100,000	101,173

The notes are an integral part of this report. Transamerica Series Trust	Page 16	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Kimco Realty Corp.
3.13%, 06/01/2023	$ 555,000	$ 549,393
3.20%, 05/01/2021	175,000	178,715
Kinder Morgan Energy Partners, LP
5.00%, 08/15/2042	45,000	37,523
Kinder Morgan Finance Co. LLC
6.00%, 01/15/2018 (C)	675,000	705,770
Kohl’s Corp.
5.55%, 07/17/2045	215,000	194,582
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (C)	350,000	359,499
3.50%, 06/06/2022	101,000	106,166
3.95%, 07/15/2025 (C)	243,000	258,561
5.00%, 06/04/2042	145,000	157,839
5.20%, 07/15/2045 (C)	684,000	765,320
6.13%, 08/23/2018	65,000	71,643
6.50%, 02/09/2040	100,000	124,771
6.88%, 01/26/2039	164,000	209,518
Kroger Co.
2.20%, 01/15/2017	15,000	15,112
3.40%, 04/15/2022	95,000	100,556
3.85%, 08/01/2023	190,000	204,293
4.00%, 02/01/2024	90,000	97,403
5.15%, 08/01/2043	120,000	139,138
6.15%, 01/15/2020	30,000	34,618
7.50%, 04/01/2031	180,000	235,117
8.00%, 09/15/2029	125,000	170,354
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	138,000	139,898
Legg Mason, Inc.
3.95%, 07/15/2024	115,000	115,077
4.75%, 03/15/2026	78,000	79,087
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 (C)	100,000	108,433
Liberty Mutual Insurance Co.
7.88%, 10/15/2026 (C)	220,000	270,591
Liberty Property, LP
3.38%, 06/15/2023	40,000	39,517
4.40%, 02/15/2024	95,000	100,045
Lincoln National Corp.
4.20%, 03/15/2022	129,000	135,505
4.85%, 06/24/2021	77,000	83,614
Lockheed Martin Corp.
2.13%, 09/15/2016	16,000	16,091
2.90%, 03/01/2025	135,000	137,121
3.10%, 01/15/2023	73,000	75,715
3.55%, 01/15/2026	135,000	143,000
3.80%, 03/01/2045	180,000	174,929
4.07%, 12/15/2042	108,000	109,126
4.70%, 05/15/2046	315,000	352,211
4.85%, 09/15/2041	12,000	13,550
6.15%, 09/01/2036	89,000	111,041
Louisville Gas & Electric Co.
4.38%, 10/01/2045	60,000	65,436
Lowe’s Cos., Inc.
3.13%, 09/15/2024	50,000	52,608
3.38%, 09/15/2025 (F)	179,000	191,926
4.38%, 09/15/2045	165,000	183,331
4.65%, 04/15/2042	43,000	48,683
5.13%, 11/15/2041	13,000	15,161
5.50%, 10/15/2035	110,000	133,520
Macy’s Retail Holdings, Inc.
2.88%, 02/15/2023	55,000	52,243
3.88%, 01/15/2022	350,000	359,891
4.30%, 02/15/2043	205,000	154,123
4.50%, 12/15/2034	53,000	43,036

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Macy’s Retail Holdings, Inc. (continued)
5.13%, 01/15/2042	$ 8,000	$ 6,843
6.38%, 03/15/2037	150,000	147,611
6.70%, 07/15/2034	50,000	51,522
7.45%, 07/15/2017	40,000	42,836
Magellan Midstream Partners, LP
3.20%, 03/15/2025	59,000	56,521
4.25%, 02/01/2021	234,000	244,917
5.00%, 03/01/2026	250,000	270,358
5.15%, 10/15/2043	212,000	198,273
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	250,000	269,792
Marathon Oil Corp.
2.80%, 11/01/2022	100,000	81,434
Marathon Petroleum Corp.
3.63%, 09/15/2024	96,000	87,785
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	191,000	192,435
3.30%, 03/14/2023	25,000	25,495
3.50%, 03/10/2025	93,000	94,555
Masco Corp.
3.50%, 04/01/2021	150,000	151,125
4.38%, 04/01/2026	180,000	183,260
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (C)	33,000	36,197
7.63%, 11/15/2023 (C)	250,000	308,861
MassMutual Global Funding II
2.00%, 04/05/2017 (C)	160,000	161,584
2.10%, 08/02/2018 (C)	112,000	113,031
2.50%, 10/17/2022 (C) (F)	100,000	99,775
McDonald’s Corp.
2.10%, 12/07/2018, MTN	75,000	76,521
2.75%, 12/09/2020	65,000	67,322
3.70%, 02/15/2042, MTN	205,000	189,355
4.70%, 12/09/2035, MTN	104,000	111,759
4.88%, 12/09/2045, MTN	170,000	185,719
6.30%, 10/15/2037, MTN	71,000	89,512
McKesson Corp.
3.80%, 03/15/2024	500,000	521,941
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	238,000	252,704
Medco Health Solutions, Inc.
4.13%, 09/15/2020	90,000	95,337
7.13%, 03/15/2018	60,000	65,969
Medtronic, Inc.
3.15%, 03/15/2022	790,000	837,884
4.38%, 03/15/2035	169,000	182,964
4.63%, 03/15/2045	220,000	246,228
Merck & Co., Inc.
2.35%, 02/10/2022	86,000	87,644
2.40%, 09/15/2022	41,000	41,809
2.75%, 02/10/2025	150,000	153,552
3.70%, 02/10/2045	305,000	310,378
MetLife, Inc.
3.00%, 03/01/2025	290,000	285,295
4.05%, 03/01/2045	55,000	52,029
4.13%, 08/13/2042	440,000	420,150
4.60%, 05/13/2046	125,000	128,145
4.72%, 12/15/2044	65,000	67,754
4.75%, 02/08/2021	350,000	388,928
5.25% (B), 06/15/2020 (G)	620,000	592,487
6.40%, 12/15/2066	60,000	61,980
6.75%, 06/01/2016	40,000	40,384
Metropolitan Edison Co.
4.00%, 04/15/2025 (C)	85,000	86,967
Metropolitan Life Global Funding I
1.50%, 01/10/2018 (C)	100,000	100,139
2.00%, 04/14/2020 (C)	180,000	179,083

The notes are an integral part of this report. Transamerica Series Trust	Page 17	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Metropolitan Life Global Funding I (continued)
3.00%, 01/10/2023 (C)	$ 150,000	$ 151,439
3.65%, 06/14/2018 (C) (F)	120,000	125,524
3.88%, 04/11/2022 (C)	300,000	320,267
Microsoft Corp.
0.88%, 11/15/2017	22,000	22,012
2.38%, 02/12/2022 - 05/01/2023	347,000	352,698
3.50%, 02/12/2035 - 11/15/2042	218,000	211,159
3.63%, 12/15/2023	107,000	117,182
3.75%, 02/12/2045	580,000	574,516
4.00%, 02/12/2055	71,000	69,735
4.45%, 11/03/2045	370,000	410,391
MidAmerican Energy Co.
3.50%, 10/15/2024	122,000	130,471
5.95%, 07/15/2017	70,000	74,061
Mississippi Power Co.
4.25%, 03/15/2042	99,000	79,016
Mondelez International, Inc.
4.00%, 02/01/2024	350,000	375,778
Monsanto Co.
4.70%, 07/15/2064	18,000	15,554
Morgan Stanley
1.88%, 01/05/2018	99,000	99,315
2.38%, 07/23/2019, MTN	355,000	358,731
2.45%, 02/01/2019, MTN	530,000	537,839
2.65%, 01/27/2020	444,000	450,565
2.80%, 06/16/2020	994,000	1,012,103
3.70%, 10/23/2024, MTN	312,000	322,240
3.75%, 02/25/2023	414,000	431,374
3.88%, 04/29/2024	435,000	456,268
3.95%, 04/23/2027	481,000	481,508
4.00%, 07/23/2025, MTN	531,000	555,232
4.30%, 01/27/2045	399,000	401,490
4.35%, 09/08/2026, MTN	300,000	308,724
5.00%, 11/24/2025	218,000	235,924
5.45% (B), 07/15/2019 (G)	735,000	694,575
5.50%, 07/28/2021, MTN	620,000	707,571
5.55%, 04/27/2017, MTN	220,000	229,390
5.63%, 09/23/2019, MTN	470,000	523,001
5.95%, 12/28/2017, MTN	100,000	106,990
6.63%, 04/01/2018, MTN	100,000	109,254
7.30%, 05/13/2019, MTN	470,000	540,931
Mosaic Co.
3.75%, 11/15/2021	136,000	141,243
4.25%, 11/15/2023	71,000	74,204
4.88%, 11/15/2041	13,000	12,212
5.45%, 11/15/2033	255,000	262,174
5.63%, 11/15/2043	140,000	146,212
MPLX, LP
4.00%, 02/15/2025	70,000	60,354
MUFG Americas Holdings Corp.
2.25%, 02/10/2020	11,000	10,944
3.00%, 02/10/2025	105,000	102,592
MUFG Union Bank NA
2.63%, 09/26/2018	275,000	279,905
Mylan, Inc.
2.60%, 06/24/2018	155,000	155,057
Nabors Industries, Inc.
4.63%, 09/15/2021	170,000	144,245
5.00%, 09/15/2020 (F)	110,000	95,067
National Oilwell Varco, Inc.
1.35%, 12/01/2017	29,000	28,368
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/2023 (F)	405,000	411,359
2.85%, 01/27/2025	235,000	239,238
National Semiconductor Corp.
6.60%, 06/15/2017	60,000	63,958

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Nationwide Mutual Insurance Co.
8.25%, 12/01/2031 (C)	$ 250,000	$ 344,654
9.38%, 08/15/2039 (C)	80,000	117,942
NBCUniversal Media LLC
4.38%, 04/01/2021	150,000	167,730
Nevada Power Co.
5.45%, 05/15/2041	40,000	48,272
6.50%, 08/01/2018	25,000	27,718
6.65%, 04/01/2036	100,000	129,606
7.13%, 03/15/2019	50,000	57,494
New York Life Global Funding
1.55%, 11/02/2018 (C)	286,000	286,649
2.15%, 06/18/2019 (C)	255,000	259,413
Newell Rubbermaid, Inc.
5.50%, 04/01/2046	35,000	38,024
NextEra Energy Capital Holdings, Inc.
2.40%, 09/15/2019	106,000	105,679
Niagara Mohawk Power Corp.
3.51%, 10/01/2024 (C)	141,000	145,800
NiSource Finance Corp.
3.85%, 02/15/2023	50,000	52,434
4.80%, 02/15/2044	280,000	295,355
5.65%, 02/01/2045	89,000	105,886
5.80%, 02/01/2042	67,000	80,972
6.80%, 01/15/2019	80,000	89,440
Nissan Motor Acceptance Corp.
1.80%, 03/15/2018 (C)	214,000	214,253
Noble Energy, Inc.
4.15%, 12/15/2021	90,000	89,845
5.05%, 11/15/2044	57,000	48,547
5.25%, 11/15/2043	335,000	288,497
5.63%, 05/01/2021	88,000	88,440
Nordstrom, Inc.
4.00%, 10/15/2021	21,000	22,194
Norfolk Southern Corp.
3.25%, 12/01/2021	11,000	11,386
3.85%, 01/15/2024	125,000	132,860
3.95%, 10/01/2042	25,000	23,924
6.00%, 05/23/2111	96,000	107,317
Northrop Grumman Corp.
1.75%, 06/01/2018	40,000	40,120
3.85%, 04/15/2045	260,000	257,290
Northrop Grumman Systems Corp.
7.75%, 02/15/2031	80,000	115,211
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	165,112	184,926
Novartis Capital Corp.
2.40%, 09/21/2022	80,000	81,927
3.40%, 05/06/2024	165,000	177,006
Nucor Corp.
4.00%, 08/01/2023	70,000	72,957
5.20%, 08/01/2043	347,000	353,109
Occidental Petroleum Corp.
1.75%, 02/15/2017	17,000	17,034
2.70%, 02/15/2023 (F)	88,000	86,874
3.40%, 04/15/2026 (I)	35,000	35,334
3.50%, 06/15/2025	68,000	69,640
4.63%, 06/15/2045	26,000	27,077
Oglethorpe Power Corp.
4.55%, 06/01/2044	130,000	129,330
Ohio Power Co.
6.60%, 03/01/2033	65,000	82,568
Oklahoma Gas & Electric Co.
4.55%, 03/15/2044	135,000	147,256
Oncor Electric Delivery Co. LLC
2.15%, 06/01/2019	165,000	166,357
2.95%, 04/01/2025	45,000	44,466

The notes are an integral part of this report. Transamerica Series Trust	Page 18	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Oncor Electric Delivery Co. LLC (continued)
6.80%, 09/01/2018	$ 50,000	$ 55,756
7.00%, 09/01/2022	50,000	61,900
ONEOK Partners, LP
3.38%, 10/01/2022	95,000	85,257
3.80%, 03/15/2020 (F)	105,000	100,135
4.90%, 03/15/2025	880,000	829,078
6.65%, 10/01/2036	220,000	204,643
Oracle Corp.
2.38%, 01/15/2019	91,000	94,334
2.50%, 05/15/2022 - 10/15/2022	780,000	794,576
2.80%, 07/08/2021	141,000	147,609
2.95%, 05/15/2025	400,000	409,752
3.63%, 07/15/2023	178,000	192,803
4.13%, 05/15/2045	660,000	674,309
4.30%, 07/08/2034	293,000	308,153
4.50%, 07/08/2044	235,000	252,264
6.13%, 07/08/2039	65,000	83,863
PACCAR Financial Corp.
1.60%, 03/15/2017, MTN	39,000	39,301
Pacific Gas & Electric Co.
2.45%, 08/15/2022	45,000	44,666
2.95%, 03/01/2026 (F)	115,000	116,169
3.25%, 09/15/2021 (F)	11,000	11,536
3.40%, 08/15/2024	410,000	427,755
3.50%, 06/15/2025	224,000	236,843
4.30%, 03/15/2045	355,000	382,317
4.45%, 04/15/2042	17,000	18,375
4.50%, 12/15/2041	48,000	51,739
4.75%, 02/15/2044	115,000	130,881
6.05%, 03/01/2034	170,000	216,773
8.25%, 10/15/2018	45,000	52,178
Pacific Life Insurance Co.
9.25%, 06/15/2039 (C)	175,000	252,528
PacifiCorp
2.95%, 02/01/2022	555,000	577,872
5.50%, 01/15/2019 (F)	50,000	55,084
6.25%, 10/15/2037	20,000	26,121
Parker-Hannifin Corp.
3.30%, 11/21/2024, MTN	37,000	38,924
4.45%, 11/21/2044, MTN	37,000	40,253
PECO Energy Co.
2.38%, 09/15/2022	100,000	100,923
Pennsylvania Electric Co.
6.05%, 09/01/2017	40,000	42,180
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.50%, 06/15/2019 (C)	26,000	25,851
3.38%, 02/01/2022 (C)	184,000	182,685
4.25%, 01/17/2023 (C)	150,000	151,995
4.88%, 07/11/2022 (C)	100,000	106,778
PepsiCo, Inc.
1.25%, 08/13/2017	86,000	86,460
3.00%, 08/25/2021	17,000	18,149
3.10%, 07/17/2022	96,000	102,446
4.60%, 07/17/2045	39,000	43,969
4.88%, 11/01/2040	17,000	19,134
Pfizer, Inc.
3.00%, 06/15/2023	190,000	200,505
Philip Morris International, Inc.
1.25%, 08/11/2017	470,000	471,872
4.13%, 03/04/2043	160,000	165,633
4.25%, 11/10/2044	535,000	566,259
5.65%, 05/16/2018	155,000	169,462
Phillips 66
2.95%, 05/01/2017	21,000	21,387
4.30%, 04/01/2022	16,000	17,035
4.88%, 11/15/2044	375,000	375,682

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Plains All American Pipeline, LP / PAA Finance Corp.
2.60%, 12/15/2019	$ 53,000	$ 50,183
3.60%, 11/01/2024	175,000	150,913
3.65%, 06/01/2022	215,000	196,797
4.65%, 10/15/2025 (F)	400,000	369,807
4.90%, 02/15/2045	121,000	93,180
5.75%, 01/15/2020 (F)	700,000	729,807
PNC Bank NA
1.95%, 03/04/2019	445,000	449,192
6.88%, 04/01/2018	250,000	273,808
PNC Financial Services Group, Inc.
4.85% (B), 06/01/2023 (G)	345,000	325,594
PNC Funding Corp.
2.70%, 09/19/2016	48,000	48,332
5.13%, 02/08/2020	100,000	111,412
PPG Industries, Inc.
3.60%, 11/15/2020	50,000	52,350
6.65%, 03/15/2018	16,000	17,409
PPL Capital Funding, Inc.
4.20%, 06/15/2022	50,000	53,894
4.70%, 06/01/2043	100,000	102,917
6.70% (B), 03/30/2067	475,000	361,000
PPL Electric Utilities Corp.
4.13%, 06/15/2044	42,000	44,255
Praxair, Inc.
2.65%, 02/05/2025	65,000	65,329
Precision Castparts Corp.
3.25%, 06/15/2025	160,000	166,795
4.20%, 06/15/2035	160,000	166,618
Pricoa Global Funding I
1.60%, 05/29/2018 (C)	422,000	420,611
2.20%, 05/16/2019 (C)	150,000	150,634
2.55%, 11/24/2020 (C)	235,000	237,878
Principal Financial Group, Inc.
8.88%, 05/15/2019	150,000	178,208
Principal Life Global Funding II
2.25%, 10/15/2018 (C)	127,000	128,687
Private Export Funding Corp.
2.80%, 05/15/2022	400,000	421,332
3.55%, 01/15/2024	1,505,000	1,651,248
Progress Energy, Inc.
3.15%, 04/01/2022	22,000	22,296
Prologis, LP
3.75%, 11/01/2025	282,000	294,251
4.25%, 08/15/2023	125,000	134,821
Prudential Financial, Inc.
2.35%, 08/15/2019, MTN	200,000	202,517
3.50%, 05/15/2024, MTN	110,000	111,804
5.10%, 08/15/2043, MTN	340,000	354,633
5.20% (B), 03/15/2044	245,000	236,163
5.38%, 06/21/2020, MTN	385,000	429,793
Prudential Insurance Co. of America
8.30%, 07/01/2025 (C)	300,000	387,314
PSEG Power LLC
4.15%, 09/15/2021	113,000	118,137
4.30%, 11/15/2023 (F)	39,000	39,683
5.32%, 09/15/2016	50,000	50,907
Public Service Co. of New Hampshire
3.50%, 11/01/2023	40,000	42,288
Public Service Co. of Oklahoma
5.15%, 12/01/2019	110,000	120,258
6.63%, 11/15/2037	80,000	99,968
Public Service Electric & Gas Co.
3.65%, 09/01/2042, MTN	49,000	48,527
3.80%, 03/01/2046	210,000	214,401

The notes are an integral part of this report. Transamerica Series Trust	Page 19	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Puget Sound Energy, Inc.
6.97% (B), 06/01/2067	$ 405,000	$ 309,068
Qualcomm, Inc.
4.80%, 05/20/2045	744,000	736,997
Quest Diagnostics, Inc.
4.75%, 01/30/2020	160,000	173,966
Qwest Corp.
6.75%, 12/01/2021	67,000	72,025
Raytheon Co.
3.15%, 12/15/2024	56,000	59,075
Realty Income Corp.
3.25%, 10/15/2022	260,000	256,609
4.13%, 10/15/2026	195,000	200,509
Reliance Standard Life Global Funding II
2.38%, 05/04/2020 (C)	540,000	535,792
3.05%, 01/20/2021 (C)	104,000	105,671
Republic Services, Inc.
3.55%, 06/01/2022	54,000	57,005
5.25%, 11/15/2021	80,000	91,102
5.50%, 09/15/2019	100,000	111,032
Reynolds American, Inc.
2.30%, 06/12/2018	150,000	152,995
4.45%, 06/12/2025	295,000	324,571
5.70%, 08/15/2035	110,000	128,641
5.85%, 08/15/2045	415,000	506,782
Roche Holdings, Inc.
3.35%, 09/30/2024 (C)	200,000	212,655
Roper Technologies, Inc.
3.00%, 12/15/2020	46,000	46,999
Ryder System, Inc.
2.50%, 03/01/2017, MTN	23,000	23,225
2.88%, 09/01/2020, MTN	144,000	143,606
3.50%, 06/01/2017, MTN	121,000	123,251
SABMiller Holdings, Inc.
2.45%, 01/15/2017 (C)	290,000	292,659
3.75%, 01/15/2022 (C)	400,000	424,362
Samsung Electronics America, Inc.
1.75%, 04/10/2017 (C)	450,000	449,559
San Diego Gas & Electric Co.
3.95%, 11/15/2041	33,000	33,919
6.00%, 06/01/2026	75,000	93,905
Schlumberger Holdings Corp.
3.63%, 12/21/2022 (C)	154,000	158,404
Sempra Energy
2.40%, 03/15/2020	250,000	250,893
2.88%, 10/01/2022	280,000	276,765
3.55%, 06/15/2024	118,000	119,748
4.05%, 12/01/2023	96,000	100,915
9.80%, 02/15/2019	140,000	168,401
SES Global Americas Holdings GP
2.50%, 03/25/2019 (C)	55,000	54,279
Simon Property Group, LP
2.15%, 09/15/2017	158,000	159,699
3.50%, 09/01/2025	300,000	315,556
3.75%, 02/01/2024	250,000	267,496
4.13%, 12/01/2021	27,000	29,571
4.38%, 03/01/2021	60,000	66,055
South Carolina Electric & Gas Co.
4.50%, 06/01/2064	26,000	25,842
Southern California Edison Co.
1.85%, 02/01/2022	66,000	65,177
2.40%, 02/01/2022	260,000	262,501
3.60%, 02/01/2045	205,000	196,723
3.88%, 06/01/2021	18,000	19,574
3.90%, 12/01/2041	50,000	50,891
4.05%, 03/15/2042	75,000	77,964

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Southern Co.
1.95%, 09/01/2016	$ 23,000	$ 23,109
2.15%, 09/01/2019	100,000	100,462
Southern Power Co.
4.15%, 12/01/2025	48,000	49,458
5.15%, 09/15/2041	165,000	164,077
5.25%, 07/15/2043	75,000	73,044
Southwestern Electric Power Co.
3.90%, 04/01/2045	335,000	307,073
6.45%, 01/15/2019	50,000	55,859
Southwestern Public Service Co.
6.00%, 10/01/2036	97,000	117,628
8.75%, 12/01/2018	80,000	94,449
Spectra Energy Capital LLC
3.30%, 03/15/2023	189,000	167,349
5.65%, 03/01/2020	190,000	195,276
7.50%, 09/15/2038	90,000	93,356
8.00%, 10/01/2019	100,000	109,943
Spectra Energy Partners, LP
2.95%, 09/25/2018	71,000	71,279
3.50%, 03/15/2025	125,000	120,732
Starbucks Corp.
4.30%, 06/15/2045	105,000	116,779
State Street Corp.
2.55%, 08/18/2020	78,000	80,333
3.10%, 05/15/2023	72,000	72,698
3.55%, 08/18/2025	118,000	125,554
3.70%, 11/20/2023	231,000	248,833
5.25% (B), 09/15/2020 (G)	490,000	496,174
Stryker Corp.
3.50%, 03/15/2026	119,000	123,324
4.63%, 03/15/2046	215,000	229,606
Sunoco Logistics Partners Operations, LP
4.25%, 04/01/2024	36,000	33,047
4.40%, 04/01/2021	120,000	117,841
4.95%, 01/15/2043	309,000	243,765
5.30%, 04/01/2044	185,000	152,609
5.35%, 05/15/2045	688,000	577,818
SunTrust Bank
7.25%, 03/15/2018	100,000	109,711
SunTrust Banks, Inc.
2.35%, 11/01/2018	39,000	39,270
3.50%, 01/20/2017	130,000	132,034
Swiss Re Treasury US Corp.
4.25%, 12/06/2042 (C)	125,000	123,172
Synchrony Financial
2.70%, 02/03/2020	370,000	366,634
3.75%, 08/15/2021	770,000	790,426
4.25%, 08/15/2024	115,000	116,940
Sysco Corp.
1.90%, 04/01/2019 (I)	155,000	155,949
2.50%, 07/15/2021 (I)	140,000	141,626
3.75%, 10/01/2025	78,000	82,035
Target Corp.
3.50%, 07/01/2024	77,000	84,458
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	112,000	114,315
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/2020	125,000	124,712
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (C)	129,000	122,485
Texas Gas Transmission LLC
4.50%, 02/01/2021 (C)	155,000	146,603
Texas Health Resources
4.33%, 11/15/2055	250,000	255,652
Texas Instruments, Inc.
1.65%, 08/03/2019	37,000	37,429

The notes are an integral part of this report. Transamerica Series Trust	Page 20	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Textron, Inc.
3.88%, 03/01/2025	$ 130,000	$ 131,030
Thermo Fisher Scientific, Inc.
1.85%, 01/15/2018	460,000	462,553
3.15%, 01/15/2023	86,000	85,551
3.30%, 02/15/2022	465,000	474,005
3.60%, 08/15/2021	106,000	109,681
4.15%, 02/01/2024	161,000	169,720
Time Warner Cable, Inc.
5.00%, 02/01/2020	5,000	5,427
5.50%, 09/01/2041	339,000	336,190
6.55%, 05/01/2037	100,000	109,584
8.75%, 02/14/2019	105,000	122,943
Time Warner Cos., Inc.
7.57%, 02/01/2024	55,000	69,195
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	30,000	38,111
Time Warner, Inc.
3.60%, 07/15/2025	195,000	200,157
4.00%, 01/15/2022	400,000	429,379
4.75%, 03/29/2021	910,000	1,003,543
4.85%, 07/15/2045	245,000	249,232
4.90%, 06/15/2042	175,000	178,306
5.35%, 12/15/2043	30,000	31,926
5.38%, 10/15/2041	17,000	18,208
Toyota Motor Credit Corp.
1.38%, 01/10/2018, MTN	100,000	100,532
1.45%, 01/12/2018, MTN	129,000	129,657
1.70%, 02/19/2019, MTN	415,000	418,874
2.10%, 01/17/2019, MTN	174,000	177,564
2.13%, 07/18/2019, MTN	90,000	92,033
Trans-Allegheny Interstate Line Co.
3.85%, 06/01/2025 (C)	170,000	175,630
Tyson Foods, Inc.
3.95%, 08/15/2024	340,000	362,460
UDR, Inc.
3.70%, 10/01/2020	155,000	162,539
Union Carbide Corp.
7.50%, 06/01/2025	40,000	48,742
7.75%, 10/01/2096	40,000	46,702
Union Pacific Corp.
2.95%, 01/15/2023 (F)	21,000	21,588
3.75%, 03/15/2024	100,000	109,036
4.15%, 01/15/2045	50,000	51,407
4.16%, 07/15/2022	87,000	97,327
4.30%, 06/15/2042	24,000	25,118
United Airlines Pass-Through Trust
4.30%, 02/15/2027	62,114	64,598
United Parcel Service, Inc.
2.45%, 10/01/2022	29,000	30,145
United Technologies Corp.
4.15%, 05/15/2045	413,000	428,637
4.50%, 06/01/2042	336,000	364,054
UnitedHealth Group, Inc.
1.90%, 07/16/2018	73,000	74,142
2.70%, 07/15/2020	135,000	140,237
2.75%, 02/15/2023	38,000	38,691
2.88%, 03/15/2023	150,000	153,997
3.10%, 03/15/2026	315,000	322,241
3.35%, 07/15/2022	73,000	77,658
3.38%, 11/15/2021	37,000	39,527
3.75%, 07/15/2025	230,000	247,821
3.95%, 10/15/2042	180,000	181,097
4.63%, 07/15/2035	238,000	265,698
4.75%, 07/15/2045	60,000	68,801
6.63%, 11/15/2037	100,000	137,805

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
US Bancorp
2.20%, 04/25/2019, MTN	$ 200,000	$ 203,745
3.00%, 03/15/2022, MTN	33,000	34,422
4.13%, 05/24/2021, MTN	37,000	40,648
US Bank NA
1.35%, 01/26/2018	300,000	300,742
2.13%, 10/28/2019	250,000	254,575
Ventas Realty, LP
3.50%, 02/01/2025	45,000	44,222
3.75%, 05/01/2024	88,000	87,929
4.13%, 01/15/2026	68,000	69,826
4.38%, 02/01/2045	30,000	27,520
Verizon Communications, Inc.
2.45%, 11/01/2022	340,000	337,918
2.63%, 02/21/2020	812,000	835,498
3.00%, 11/01/2021	402,000	417,687
3.50%, 11/01/2024	995,000	1,043,964
3.85%, 11/01/2042	619,000	562,121
4.27%, 01/15/2036	127,000	126,364
4.40%, 11/01/2034	193,000	195,113
4.50%, 09/15/2020	384,000	423,945
4.52%, 09/15/2048	324,000	324,551
4.67%, 03/15/2055	413,000	396,480
4.86%, 08/21/2046	1,512,000	1,594,436
5.01%, 08/21/2054	59,000	59,191
5.05%, 03/15/2034	192,000	208,102
5.15%, 09/15/2023	419,000	483,615
6.40%, 09/15/2033	107,000	131,610
6.55%, 09/15/2043	37,000	48,737
Verizon New England, Inc.
7.88%, 11/15/2029	88,000	112,089
Verizon Pennsylvania LLC
8.75%, 08/15/2031	225,000	303,384
Viacom, Inc.
3.13%, 06/15/2022	50,000	49,125
3.25%, 03/15/2023	44,000	42,574
3.88%, 12/15/2021	40,000	41,562
4.38%, 03/15/2043	524,000	405,070
Virginia Electric & Power Co.
2.75%, 03/15/2023	100,000	100,576
2.95%, 01/15/2022	8,000	8,305
3.45%, 02/15/2024	21,000	22,009
4.45%, 02/15/2044	21,000	22,906
8.88%, 11/15/2038	70,000	112,345
Visa, Inc.
3.15%, 12/14/2025	210,000	219,214
4.30%, 12/14/2045	410,000	448,543
Voya Financial, Inc.
2.90%, 02/15/2018	210,000	213,235
Wachovia Corp.
5.75%, 02/01/2018, MTN	544,000	585,670
Wal-Mart Stores, Inc.
3.30%, 04/22/2024	115,000	124,021
4.00%, 04/11/2043	435,000	460,813
4.30%, 04/22/2044	80,000	89,458
Walgreen Co.
3.10%, 09/15/2022	94,000	94,867
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	305,000	314,066
3.80%, 11/18/2024	733,000	754,259
4.50%, 11/18/2034	195,000	189,370
Walt Disney Co.
3.00%, 02/13/2026	200,000	211,462
3.15%, 09/17/2025, MTN	200,000	214,842
Waste Management, Inc.
3.13%, 03/01/2025	69,000	70,713
3.90%, 03/01/2035	26,000	25,238

The notes are an integral part of this report. Transamerica Series Trust	Page 21	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
WEC Energy Group, Inc.
3.55%, 06/15/2025	$ 144,000	$ 149,598
Weingarten Realty Investors
4.45%, 01/15/2024	55,000	56,789
Wells Fargo & Co.
2.13%, 04/22/2019	115,000	116,842
2.15%, 01/30/2020, MTN	560,000	566,539
2.50%, 03/04/2021	1,435,000	1,453,124
2.55%, 12/07/2020, MTN	796,000	810,589
2.60%, 07/22/2020, MTN	87,000	89,025
3.30%, 09/09/2024, MTN	300,000	309,519
3.50%, 03/08/2022, MTN	400,000	426,406
4.30%, 07/22/2027, MTN	518,000	549,621
4.60%, 04/01/2021, MTN	740,000	821,046
4.65%, 11/04/2044, MTN	483,000	496,504
4.90%, 11/17/2045, MTN	225,000	241,502
5.38%, 11/02/2043	315,000	356,047
5.63%, 12/11/2017	50,000	53,593
Wells Fargo Bank NA
1.65%, 01/22/2018, MTN	810,000	816,091
Welltower, Inc.
REIT,
3.75%, 03/15/2023	120,000	119,872
4.00%, 06/01/2025	479,000	479,262
4.25%, 04/01/2026	565,000	572,552
REIT,
4.50%, 01/15/2024	172,000	178,551
Western Gas Partners, LP
3.95%, 06/01/2025	210,000	179,923
Williams Partners, LP
4.00%, 09/15/2025	223,000	179,447
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2,000	2,079
3.10%, 06/01/2025	110,000	114,060
3.65%, 12/15/2042	40,000	38,916
4.25%, 12/15/2019	140,000	151,468
WW Grainger, Inc.
4.60%, 06/15/2045	71,000	79,412
Xcel Energy, Inc.
3.30%, 06/01/2025	235,000	240,992
4.70%, 05/15/2020	325,000	356,594
4.80%, 09/15/2041	3,000	3,297
6.50%, 07/01/2036	130,000	168,395
Xerox Corp.
2.75%, 09/01/2020	180,000	167,688
2.95%, 03/15/2017	16,000	16,096
4.50%, 05/15/2021	24,000	24,376
5.63%, 12/15/2019	53,000	54,777
Zoetis, Inc.
1.88%, 02/01/2018	41,000	40,961
3.25%, 02/01/2023	150,000	148,333
3.45%, 11/13/2020	37,000	38,012
4.50%, 11/13/2025	84,000	89,827
4.70%, 02/01/2043	17,000	15,987

		259,001,994

Virgin Islands, British - 0.1%
CNOOC Finance, Ltd.
1.13%, 05/09/2016	200,000	199,940
3.00%, 05/09/2023	200,000	193,592

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Virgin Islands, British (continued)
Sinopec Group Overseas Development, Ltd.
4.38%, 10/17/2023 (C)	$ 200,000	$ 214,068
State Grid Overseas Investment, Ltd.
1.75%, 05/22/2018 (C)	200,000	199,465

		807,065

Total Corporate Debt Securities (Cost $321,941,573)		326,359,164

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Canada - 0.0% (A)
Province of Ontario
1.65%, 09/27/2019	87,000	87,206

Colombia - 0.1%
Colombia Government International Bond
4.50%, 01/28/2026	220,000	224,950
5.00%, 06/15/2045	200,000	186,000

		410,950

Israel - 0.4%
Israel Government AID Bond
Zero Coupon, 02/15/2024	2,000,000	1,672,822
Series 2007-Z,
Zero Coupon, 08/15/2025	1,000,000	795,219
Series 2008-Z,
Zero Coupon, 08/15/2024 - 02/15/2025	2,000,000	1,632,097
Series 2009-Z,
Zero Coupon, 11/15/2024	1,000,000	816,080
Israel Government AID Bond, Principal Only STRIPS
Series 2,
11/01/2024	300,000	245,143

		5,161,361

Mexico - 0.1%
Mexico Government International Bond
4.00%, 10/02/2023	226,000	236,735
4.13%, 01/21/2026 (F)	200,000	209,700
5.55%, 01/21/2045	119,000	131,792
5.75%, 10/12/2110	70,000	70,875
3.50%, 01/21/2021, MTN	465,000	481,275
4.75%, 03/08/2044, MTN	212,000	211,470

		1,341,847

Peru - 0.0% (A)
Peruvian Government International Bond
5.63%, 11/18/2050	35,000	39,375

Poland - 0.0% (A)
Poland Government International Bond
4.00%, 01/22/2024	167,000	178,306

South Africa - 0.0% (A)
South Africa Government International Bond
5.38%, 07/24/2044 (F)	200,000	197,632

Supranational - 0.0% (A)
African Development Bank
8.80%, 09/01/2019	130,000	158,931

The notes are an integral part of this report. Transamerica Series Trust	Page 22	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Turkey - 0.0% (A)
Turkey Government International Bond
5.75%, 03/22/2024	$ 260,000	$ 281,996

Total Foreign Government Obligations (Cost $7,551,540)		7,857,604

MORTGAGE-BACKED SECURITIES - 4.3%
Cayman Islands - 0.1%
PFP, Ltd.
Series 2015-2, Class A,
1.89% (B), 07/14/2034 (C)	276,000	272,922
Series 2015-2, Class C,
3.69% (B), 07/14/2034 (C)	100,000	97,986
Series 2015-2, Class D,
4.44% (B), 07/14/2034 (C)	100,000	98,336
Resource Capital Corp., Ltd.
Series 2015-CRE4, Class A,
1.84% (B), 08/15/2032 (C)	160,000	157,085
Series 2015-CRE4, Class B,
3.44% (B), 08/15/2032 (C)	153,000	150,945

		777,274

United States - 4.2%
A10 Securitization LLC
Series 2013-1, Class A,
2.40%, 11/15/2025 (C)	2,842	2,842
Series 2015-1, Class A1,
2.10%, 04/15/2034 (C)	381,810	381,725
A10 Term Asset Financing LLC
Series 2013-2, Class A,
2.62%, 11/15/2027 (C)	300,094	296,335
Series 2013-2, Class B,
4.38%, 11/15/2027 (C)	250,000	243,800
Series 2014-1, Class A1,
1.72%, 04/15/2033 (C)	463,863	459,034
Series 2014-1, Class A2,
3.02%, 04/15/2033 (C)	301,000	301,499
Access Point Funding Trust
Series 2016-1, Class A,
6.25%, 02/16/2021 (D) (E)	650,000	650,000
Ajax Mortgage Loan Trust
Series 2013-A, Class A,
3.50% (B), 02/25/2051 (C) (D)	303,824	301,165
Series 2013-B, Class A,
3.50% (B), 02/25/2051 (C) (D)	454,336	451,151
Series 2014-A, Class A,
3.75% (B), 10/25/2057 (C)	398,956	396,008
Series 2015-B, Class A,
3.88% (B), 07/25/2060 (C)	240,069	240,402
Alternative Loan Trust
Series 2004-27CB, Class A1,
6.00%, 12/25/2034	520,857	510,950
Series 2004-28CB, Class 3A1,
6.00%, 01/25/2035	448,603	431,534
American Home Mortgage Investment Trust
Series 2004-4, Class 4A,
2.88% (B), 02/25/2045	776,674	776,066
Angel Oak Mortgage Trust LLC
Series 2015-1, Class A,
4.50% (B), 11/25/2045 (C)	379,472	381,671
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (C)	100,000	102,690

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
BAMLL Commercial Mortgage Securities Trust (continued)
Series 2014-520M, Class C,
4.21% (B), 08/15/2046 (C)	$ 150,000	$ 142,637
Banc of America Commercial Mortgage Trust
Series 2006-5, Class A4,
5.41%, 09/10/2047	276,986	278,729
Series 2007-5, Class A4,
5.49%, 02/10/2051	422,301	436,607
Banc of America Funding Trust
Series 2005-E, Class 4A1,
2.87% (B), 03/20/2035	99,364	97,652
Series 2006-A, Class 1A1,
2.82% (B), 02/20/2036	699,103	682,179
Banc of America Mortgage Trust
Series 2003-J, Class 3A2,
2.76% (B), 11/25/2033	79,865	79,221
Series 2004-5, Class 2A2,
5.50%, 06/25/2034	45,160	45,656
Series 2004-6, Class 1A3,
5.50%, 05/25/2034	77,677	78,295
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (C)	500,000	510,139
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (C)	250,000	248,721
BCAP LLC Trust
Series 2011-R11, Class 24A5,
3.00% (B), 08/26/2022 (C)	26,781	26,743
Series 2011-R11, Class 25A5,
4.00% (B), 08/26/2021 (C)	53,247	53,421
Series 2011-RR5, Class 11A3,
0.59% (B), 05/28/2036 (C)	19,521	19,364
Series 2012-RR10, Class 1A1,
0.67% (B), 02/26/2037 (C)	199,851	192,410
Series 2012-RR10, Class 3A1,
0.63% (B), 05/26/2036 (C)	165,950	161,681
Series 2012-RR3, Class 2A5,
2.16% (B), 05/26/2037 (C)	103,455	103,059
Bear Stearns Alt-A Trust
Series 2004-6, Class 1A,
1.07% (B), 07/25/2034	399,153	377,380
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
2.50% (B), 07/25/2033	43,308	43,149
Series 2006-1, Class A1,
2.58% (B), 02/25/2036	487,701	474,210
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class A4,
5.54%, 09/11/2041	293,808	294,672
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1,
0.26% (B), 06/11/2041 (C)	79,661	17
CD Commercial Mortgage Trust, Interest Only STRIPS
Series 2007-CD4, Class XC,
0.39% (B), 12/11/2049 (C)	4,718,617	13,152
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
2.76% (B), 02/25/2037	77,131	75,784
Series 2007-A1, Class 8A1,
2.76% (B), 02/25/2037	743,941	747,342
Series 2007-A2, Class 2A1,
2.71% (B), 07/25/2037	33,087	31,974

The notes are an integral part of this report. Transamerica Series Trust	Page 23	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	$ 52,617	$ 54,817
Series 2004-3, Class A4,
5.75%, 04/25/2034	42,094	43,488
Series 2004-HYB6, Class A3,
2.67% (B), 11/20/2034	462,474	436,213
Series 2005-15, Class A3,
5.75%, 08/25/2035	454,625	409,444
Citicorp Mortgage Securities, Inc.
Series 2004-3, Class A5,
5.25%, 05/25/2034	100,654	103,069
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class AJ,
6.09% (B), 03/15/2049	1,000,000	995,343
Series 2006-C5, Class A4,
5.43%, 10/15/2049	95,019	95,643
Series 2013-SMP, Class A,
2.11%, 01/12/2030 (C)	90,631	91,100
Citigroup Mortgage Loan Trust
Series 2008-AR4, Class 1A1A,
2.98% (B), 11/25/2038 (C)	52,282	51,766
Series 2010-8, Class 5A6,
4.00%, 11/25/2036 (C)	87,289	87,687
COBALT CMBS Commercial Mortgage Trust
Series 2006-C1, Class A4,
5.22%, 08/15/2048	54,811	55,370
Series 2006-C1, Class AM,
5.25%, 08/15/2048	300,000	297,912
COMM Mortgage Trust
Series 2012-9W57, Class A,
2.36%, 02/10/2029 (C)	400,000	402,496
Series 2013-300P, Class A1,
4.35%, 08/10/2030 (C)	500,000	556,874
Series 2013-SFS, Class A2,
2.99% (B), 04/12/2035 (C)	156,000	159,030
Series 2014-CR19, Class A5,
3.80%, 08/10/2047	750,000	810,450
Series 2014-KYO, Class A,
1.34% (B), 06/11/2027 (C)	846,000	836,687
Series 2014-PAT, Class A,
1.24% (B), 08/13/2027 (C)	198,000	193,401
Series 2014-TWC, Class A,
1.28% (B), 02/13/2032 (C)	665,000	651,490
Series 2014-TWC, Class B,
2.03% (B), 02/13/2032 (C)	500,000	488,256
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	437,000	469,301
Commercial Mortgage Trust
Series 2006-GG7, Class A4,
5.89% (B), 07/10/2038	46,556	46,624
Series 2006-GG7, Class AM,
5.89% (B), 07/10/2038	50,000	50,104
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	45,213	46,356
Series 2003-AR26, Class 2A1,
2.92% (B), 11/25/2033	618,905	609,039
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	152,200	158,889
CSMC Trust
Series 2010-11R, Class A6,
1.44% (B), 06/28/2047 (C)	504,581	478,603
Series 2011-16R, Class 7A3,
3.50% (B), 12/27/2036 (C)	65,560	65,588
Series 2011-6R, Class 3A1,
2.91% (B), 07/28/2036 (C)	22,543	22,639

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
CSMC Trust (continued)
Series 2012-3R, Class 1A1,
2.40% (B), 07/27/2037 (C)	$ 50,318	$ 49,437
DBRR Trust
Series 2013-EZ3, Class A,
1.64% (B), 12/18/2049 (C)	152,972	152,709
FDIC Trust
Series 2013-N1, Class A,
4.50%, 10/25/2018 (C)	6,567	6,569
GMACM Mortgage Loan Trust
Series 2004-J5, Class A7,
6.50%, 01/25/2035	28,222	29,120
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A,
3.55%, 04/10/2034 (C)	700,000	745,137
Series 2013-NYC5, Class A,
2.32%, 01/10/2030 (C)	100,000	100,894
GS Mortgage Securities Trust
Series 2011-GC5, Class D,
5.32% (B), 08/10/2044 (C)	200,000	201,880
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF,
0.78% (B), 09/25/2035 (C)	76,259	61,604
GSR Mortgage Loan Trust
Series 2003-10, Class 1A1,
2.71% (B), 10/25/2033	38,258	38,208
Series 2004-12, Class 3A6,
2.72% (B), 12/25/2034	410,289	399,753
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	88,238	90,511
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	37,106	38,106
Series 2005-AR6, Class 1A1,
2.91% (B), 09/25/2035	377,943	385,419
Impac CMB Trust
Series 2005-1, Class 1A1,
0.95% (B), 04/25/2035	1,090,045	974,520
Series 2005-4, Class 2A1,
1.03% (B), 05/25/2035	55,719	53,937
Impac Secured Assets CMN Owner Trust
Series 2003-3, Class A1,
5.01% (B), 08/25/2033	83,714	86,146
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
0.78% (B), 05/25/2036	91,286	81,509
Series 2006-2, Class 2A1,
0.78% (B), 08/25/2036	22,108	21,507
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB15, Class A4,
5.81% (B), 06/12/2043	180,364	180,241
Series 2006-CB16, Class A1A,
5.55%, 05/12/2045	279,545	280,874
Series 2006-CB16, Class A4,
5.55%, 05/12/2045	88,222	88,504
Series 2006-LDP8, Class AJ,
5.48% (B), 05/15/2045	510,000	508,474
Series 2006-LDP8, Class D,
5.62% (B), 05/15/2045	500,000	489,380
Series 2006-LDP9, Class A3SF,
0.59% (B), 05/15/2047	33,728	33,494
Series 2007-C1, Class A4,
5.72%, 02/15/2051	282,569	292,111
Series 2007-LD11, Class AM,
5.74% (B), 06/15/2049	750,000	741,618

The notes are an integral part of this report. Transamerica Series Trust	Page 24	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-LDP8, Class X,
0.53% (B), 05/15/2045	$ 1,821,605	$ 2,464
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
2.12% (B), 02/25/2034	19,496	19,246
Series 2006-A2, Class 5A3,
2.68% (B), 11/25/2033	57,966	58,008
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2,
3.99%, 02/15/2036 (C)	192,000	202,750
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ,
5.45% (B), 09/15/2039	1,000,000	979,872
Series 2007-C2, Class A3,
5.43%, 02/15/2040	162,245	165,660
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.79% (B), 04/21/2034	102,291	102,092
Series 2004-13, Class 3A7,
2.81% (B), 11/21/2034	45,722	46,381
Series 2010-10, Class 3A7B,
2.60% (B), 11/21/2034	685,823	692,107
MASTR Alternative Loan Trust
Series 2004-4, Class 1A1,
5.50%, 05/25/2034	62,151	62,131
Series 2004-5, Class 5A1,
4.75%, 06/25/2019	20,626	20,751
MASTR Alternative Loan Trust, Principal Only STRIPS
Series 2003-8, Class 15,
11/25/2018	85,639	83,792
MASTR Asset Securitization Trust
Series 2003-10, Class 3A1,
5.50%, 11/25/2033	55,098	54,913
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	99,470	102,779
Series 2003-7, Class 1A1,
5.50%, 09/25/2033	74,557	74,389
MASTR Seasoned Securitization Trust
Series 2004-2, Class A2,
6.50%, 08/25/2032	130,802	139,602
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1.05% (B), 10/25/2028	691,737	655,927
Series 2003-H, Class A1,
1.07% (B), 01/25/2029	138,574	135,336
Series 2004-A, Class A1,
0.89% (B), 04/25/2029	172,533	160,812
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A4,
5.74% (B), 08/12/2043	453,245	454,521
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-4, Class XC,
0.61% (B), 12/12/2049 (C)	1,567,768	5,094
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3,
3.67%, 02/15/2047	300,000	318,955
Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AJ,
5.39% (B), 11/12/2041	1,000,000	986,247
Series 2006-T23, Class A4,
5.89% (B), 08/12/2041	215,387	215,798

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1,
0.44% (B), 12/15/2043 (C)	$ 2,444,238	$ 4,577
Series 2007-HQ11, Class X,
0.21% (B), 02/12/2044 (C)	4,013,478	5,602
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXA,
1.00%, 03/27/2051 (C)	98,018	96,597
Series 2012-XA, Class A,
2.00%, 07/27/2049 (C)	200,915	199,408
Series 2012-XA, Class B,
0.25%, 07/27/2049 (C)	200,000	184,616
MortgageIT Trust
Series 2005-5, Class A1,
0.69% (B), 12/25/2035	440,928	392,278
Nationstar HECM Loan Trust
Series 2015-2A, Class A,
2.88%, 11/25/2025 (C)	357,935	357,319
Series 2015-2A, Class M1,
4.11%, 11/25/2025 (C)	395,000	395,371
Opteum Mortgage Acceptance Corp. Asset- Backed Pass-Through Certificates
Series 2005-5, Class 1APT,
0.71% (B), 12/25/2035	1,298,182	1,120,625
Opteum Mortgage Acceptance Corp. Trust
Series 2006-1, Class 1AC1,
0.73% (B), 04/25/2036	970,027	836,355
ORES NPL LLC
Series 2013-LV2, Class A,
3.08%, 09/25/2025 (C)	12,967	12,902
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1,
2.78% (B), 05/25/2035	49,380	50,228
RAIT Trust
Series 2014-FL2, Class B,
2.59% (B), 05/13/2031 (C)	300,000	295,175
Series 2014-FL3, Class A,
1.69% (B), 12/15/2031 (C)	284,390	279,979
Series 2015-FL4, Class A,
1.79% (B), 12/15/2031 (C)	273,326	271,551
Series 2015-FL5, Class B,
4.34% (B), 01/15/2031 (C)	295,000	294,444
RALI Trust
Series 2003-QS13, Class A2,
4.00%, 07/25/2033	497,505	468,520
Series 2003-QS13, Class A5,
1.08% (B), 07/25/2033	128,205	116,695
Series 2004-QA4, Class NB3,
4.02% (B), 09/25/2034	53,792	53,073
Series 2004-QS5, Class A5,
4.75%, 04/25/2034	65,246	65,906
RBS Commercial Funding, Inc.
Series 2013-SMV, Class A,
3.26%, 03/11/2031 (C)	160,000	165,011
RCMC LLC
Series 2012-CRE1, Class A,
5.62%, 11/15/2044 (C)	75,227	75,674
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1.19% (B), 04/20/2033	254,563	238,255
Series 2003-2, Class A1,
1.09% (B), 06/20/2033	90,492	85,501
Series 2004-11, Class A1,
1.03% (B), 12/20/2034	89,557	86,146
Series 2004-5, Class A2,
0.95% (B), 06/20/2034	249,688	227,529

The notes are an integral part of this report. Transamerica Series Trust	Page 25	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Sequoia Mortgage Trust (continued)
Series 2004-8, Class A1,
1.13% (B), 09/20/2034	$ 375,029	$ 354,056
Series 2004-9, Class A1,
1.11% (B), 10/20/2034	300,342	282,834
Series 2010, Class 1A,
0.83% (B), 10/20/2027	108,520	105,743
Springleaf Mortgage Loan Trust
Series 2013-1A, Class A,
1.27% (B), 06/25/2058 (C)	133,764	133,474
Series 2013-1A, Class M1,
2.31% (B), 06/25/2058 (C)	207,000	206,794
Series 2013-1A, Class M2,
3.14% (B), 06/25/2058 (C)	144,000	143,787
Series 2013-1A, Class M3,
3.79% (B), 06/25/2058 (C)	159,000	158,754
Series 2013-2A, Class A,
1.78% (B), 12/25/2065 (C)	314,437	314,522
Series 2013-2A, Class M1,
3.52% (B), 12/25/2065 (C)	156,000	156,633
Series 2013-2A, Class M2,
4.48% (B), 12/25/2065 (C)	350,000	351,479
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
2.80% (B), 02/25/2034	727,347	718,155
Series 2004-16, Class 5A2,
2.68% (B), 11/25/2034	536,900	507,920
Series 2004-18, Class 4A1,
2.54% (B), 12/25/2034	542,019	529,576
Series 2004-4, Class 5A,
2.83% (B), 04/25/2034	19,279	18,935
Series 2004-6, Class 4A1,
2.55% (B), 06/25/2034	268,185	265,540
Series 2004-6, Class 5A4,
2.45% (B), 06/25/2034	13,577	13,502
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1,
1.09% (B), 10/19/2034	59,245	56,209
Series 2005-AR5, Class A3,
0.68% (B), 07/19/2035	206,232	195,124
Structured Asset Securities Corp.
Series 2003-37A, Class 2A,
4.49% (B), 12/25/2033	13,185	13,130
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-15A, Class 2A1,
2.70% (B), 04/25/2033	81,494	80,628
Series 2003-26A, Class 3A5,
2.69% (B), 09/25/2033	843,690	807,814
Series 2003-30, Class 1A5,
5.50%, 10/25/2033	48,617	50,807
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1.07% (B), 09/25/2043	145,691	139,594
Series 2004-3, Class A,
1.17% (B), 09/25/2044	161,509	147,904
Series 2004-4, Class 3A,
2.23% (B), 12/25/2044	230,158	226,105
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (C)	174,000	181,494
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	104,000	110,550
Series 2013-C6, Class A4,
3.24%, 04/10/2046	286,000	297,764

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
1.66% (B), 05/10/2063 (C)	$ 719,659	$ 43,138
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (C)	544,235	557,944
Series 2013-PENN, Class A,
3.81%, 12/13/2029 (C)	400,000	422,011
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11, Class A5,
5.17% (B), 01/15/2041	12,354	12,331
Series 2007-C31, Class C,
5.62% (B), 04/15/2047	1,000,000	964,549
Series 2007-C34, Class B,
6.02% (B), 05/15/2046	500,000	483,116
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.21% (B), 03/15/2045 (C)	615,250	6
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR10, Class A7,
2.54% (B), 10/25/2033	59,455	60,201
Series 2003-AR11, Class A6,
2.53% (B), 10/25/2033	114,135	114,605
Series 2003-AR5, Class A7,
2.57% (B), 06/25/2033	91,013	91,510
Series 2003-AR6, Class A1,
2.55% (B), 06/25/2033	124,770	123,818
Series 2003-AR7, Class A7,
2.42% (B), 08/25/2033	116,301	115,925
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	45,641	47,103
Series 2004-CB2, Class 7A,
5.50%, 08/25/2019	28,183	28,603
Series 2004-CB3, Class 3A,
5.50%, 10/25/2019	29,255	29,725
Series 2005-AR10, Class 1A3,
2.50% (B), 09/25/2035	446,452	425,799
Series 2005-AR10, Class 1A4,
2.50% (B), 09/25/2035	504,533	497,102
Series 2005-AR5, Class A6,
2.47% (B), 05/25/2035	923,164	908,423
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A,
2.71% (B), 03/18/2028 (C)	400,000	407,959
Wells Fargo Mortgage Loan Trust
Series 2012-RR1, Class A1,
2.85% (B), 08/27/2037 (C)	38,579	38,193
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1,
2.62% (B), 06/25/2033	102,788	102,769
Series 2004-EE, Class 3A2,
2.72% (B), 12/25/2034	320,404	320,931
Series 2004-I, Class 1A1,
2.80% (B), 07/25/2034	233,368	235,264
Series 2004-P, Class 2A1,
2.74% (B), 09/25/2034	100,689	100,252
Series 2004-R, Class 2A1,
2.75% (B), 09/25/2034	44,904	45,134
Series 2005-AR1, Class 1A1,
2.76% (B), 02/25/2035	488,376	483,649
Series 2005-AR14, Class A1,
2.74% (B), 08/25/2035	553,378	539,969

The notes are an integral part of this report. Transamerica Series Trust	Page 26	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2005-AR16, Class 6A3,
2.76% (B), 10/25/2035	$ 495,705	$ 494,951
Series 2005-AR3, Class 1A1,
2.78% (B), 03/25/2035	570,550	581,797
Series 2005-AR4, Class 2A2,
2.97% (B), 04/25/2035	385,206	384,199
Series 2005-AR8, Class 2A1,
2.84% (B), 06/25/2035	35,862	36,297
Series 2005-AR9, Class 2A1,
2.74% (B), 10/25/2033	37,755	37,744
Series 2005-AR9, Class 3A1,
2.80% (B), 06/25/2034	933,982	947,530
Series 2006-AR2, Class 2A1,
2.84% (B), 03/25/2036	615,220	606,341
Series 2006-AR6, Class 7A1,
2.76% (B), 03/25/2036	650,505	639,336
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A,
1.75%, 08/20/2021 (C)	25,216	25,216
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4,
4.38%, 03/15/2044 (C)	100,000	109,650
Series 2012-C6, Class A4,
3.44%, 04/15/2045	200,000	212,208

		56,003,496

Total Mortgage-Backed Securities (Cost $56,781,001)		56,780,770

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
California - 0.0% (A)
City of Los Angeles Department of Airports, Revenue Bonds
Series C,
6.58%, 05/15/2039	25,000	33,100
State of California, General Obligation Unlimited
7.30%, 10/01/2039	80,000	117,050

		150,150

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	170,000	177,584
5.65%, 11/01/2040	40,000	49,778

		227,362

Ohio - 0.0% (A)
Ohio State University, Revenue Bonds
4.05%, 12/01/2056	114,000	119,330
Series A,
4.80%, 06/01/2111	91,000	98,043

		217,373

Total Municipal Government Obligations (Cost $556,630)		594,885

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.8%
Federal Home Loan Bank
5.50%, 07/15/2036 (F)	250,000	344,413
Federal Home Loan Mortgage Corp.
0.99% (B), 07/15/2042 - 03/15/2044	2,356,822	2,350,961
2.55% (B), 02/01/2036	97,035	102,433
2.69% (B), 12/01/2031	45,939	48,508
3.00%, 07/01/2033 - 01/15/2044	3,183,956	3,279,303
3.50%, 01/01/2032 - 04/01/2043	5,115,449	5,387,533

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
3.97% (B), 07/01/2040	$ 202,090	$ 211,444
4.00%, 06/01/2042	394,717	424,779
4.50%, 03/01/2037 - 05/01/2041	999,778	1,088,591
5.00%, 02/01/2034	370,114	404,400
6.00%, 01/01/2024 - 01/01/2034	218,786	241,637
6.50%, 07/01/2017 - 11/01/2037	650,439	729,382
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.13% (B), 09/25/2022	1,102,169	1,105,368
2.60%, 09/25/2020	142,000	147,208
2.62%, 01/25/2023	1,750,000	1,811,330
2.77%, 05/25/2025	750,000	760,357
3.39%, 03/25/2024	714,000	775,811
3.49%, 01/25/2024	1,000,000	1,093,635
Federal Home Loan Mortgage Corp. REMIC
0.79% (B), 06/15/2043	1,464,166	1,467,646
0.83% (B), 07/15/2037	253,579	253,325
0.84% (B), 04/15/2039	697,347	702,006
0.89% (B), 03/15/2039 - 11/15/2039	1,566,521	1,570,716
3.00%, 04/15/2025 - 02/15/2026	440,840	451,474
3.50%, 05/15/2021 - 02/15/2026	2,663,000	2,880,745
4.00%, 12/15/2024 - 12/15/2041	2,782,900	3,033,842
4.50%, 02/15/2020 - 06/15/2025	742,124	810,907
5.00%, 07/15/2020 - 05/15/2041	1,100,085	1,211,006
5.30%, 01/15/2033	99,849	111,474
5.50%, 11/15/2023 - 07/15/2037	2,081,178	2,301,813
5.50% (B), 05/15/2041	307,855	342,164
5.68% (B), 10/15/2038	59,426	66,820
5.75%, 06/15/2035 - 08/15/2035	1,432,640	1,650,448
5.85%, 09/15/2035	471,578	513,380
6.00%, 04/15/2036	187,772	214,808
6.50%, 02/15/2032	74,341	83,966
13.53% (B), 09/15/2034	86,278	93,880
22.50% (B), 06/15/2035	96,979	154,131
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
4.50%, 12/15/2024	82,629	4,078
5.00%, 10/15/2039	212,232	22,082
5.93% (B), 10/15/2037	508,999	93,189
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
04/15/2020 - 01/15/2040	507,197	477,074
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
0.83% (B), 03/25/2043	808,623	803,879
Federal National Mortgage Association
0.65% (B), 03/25/2045	120,855	117,535
0.75% (B), 01/25/2017	15,397	15,387
0.78% (B), 01/01/2023	934,309	933,818
0.80% (B), 12/01/2024	2,000,000	2,005,071
0.81% (B), 02/01/2023	1,000,000	1,003,350
0.82% (B), 01/01/2023	934,853	941,108
0.86% (B), 07/01/2024	1,250,000	1,261,960
0.90% (B), 08/25/2019	73,424	73,520
0.91% (B), 09/01/2024	970,437	972,910
0.93% (B), 08/25/2042	386,780	380,449
0.98% (B), 07/01/2025	1,663,726	1,664,957
1.38% (B), 11/25/2022	1,120,692	1,120,778
1.40%, 07/01/2017	500,000	501,699
1.47%, 12/01/2019	464,771	465,043

The notes are an integral part of this report. Transamerica Series Trust	Page 27	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
1.80%, 12/25/2019	$ 400,000	$ 405,103
2.00%, 12/01/2020	500,000	509,030
2.01%, 07/01/2019 - 06/01/2020	2,967,497	3,021,166
2.03%, 08/01/2019	24,736	25,431
2.22%, 12/01/2022	1,465,186	1,493,984
2.38%, 12/01/2022	977,125	1,005,412
2.40%, 12/01/2022 - 02/01/2023	3,443,354	3,531,228
2.45%, 11/01/2022 - 02/01/2023	3,000,000	3,077,544
2.47%, 09/01/2022	467,116	481,252
2.49%, 10/01/2017	893,861	907,429
2.50%, 04/01/2023	1,000,000	1,033,934
2.52%, 10/01/2022 - 05/01/2023	1,477,541	1,522,974
2.53%, 10/01/2022 - 09/25/2024	2,327,291	2,380,743
2.57%, 01/01/2023	2,033,896	2,106,728
2.61% (B), 10/25/2021	1,000,000	1,040,545
2.64%, 04/01/2023	957,597	995,815
2.66%, 12/01/2022	1,000,000	1,062,217
2.67%, 07/01/2022	1,000,000	1,041,794
2.68%, 07/01/2022	476,773	496,752
2.69%, 10/01/2017	703,841	716,135
2.72%, 10/25/2024	1,000,000	1,028,491
2.75%, 03/01/2022	465,096	486,113
2.76%, 05/01/2021 - 06/01/2023	1,960,564	2,052,358
2.81%, 06/01/2023 - 05/01/2027	2,000,000	2,058,188
2.86%, 05/01/2022	934,612	982,624
2.92%, 08/25/2021 - 12/01/2024	1,315,443	1,373,870
2.94%, 02/01/2027	1,329,430	1,377,563
2.98%, 07/01/2022 - 04/01/2023	2,487,108	2,632,806
3.02% (B), 08/25/2024	955,000	1,005,571
3.04%, 12/01/2024	1,000,000	1,053,687
3.05%, 01/01/2025	1,000,000	1,054,494
3.08%, 12/01/2024	992,542	1,048,302
3.09% (B), 04/25/2027	1,167,000	1,233,712
3.10%, 09/01/2025	1,000,000	1,058,145
3.10% (B), 07/25/2024	820,000	870,292
3.11%, 01/01/2022 - 12/01/2024	1,719,281	1,822,305
3.12%, 05/01/2022 - 02/01/2027	2,934,546	3,096,756
3.13%, 06/01/2030	500,000	532,263
3.14%, 12/01/2026	978,512	1,029,765
3.15%, 12/01/2024	2,490,551	2,639,368
3.20%, 06/01/2030	500,000	514,748
3.23%, 11/01/2020	707,687	753,149
3.24%, 10/01/2026	976,855	1,035,828
3.26%, 07/01/2022	1,332,142	1,428,059
3.28%, 08/01/2020	3,776,704	3,992,075
3.29%, 10/01/2020 - 08/01/2026	4,960,281	5,281,980
3.30%, 12/01/2026	1,000,000	1,064,792
3.34%, 02/01/2027 - 07/01/2030	2,500,000	2,635,015
3.35%, 08/01/2023	689,421	741,187
3.38%, 01/01/2018 - 12/01/2023	2,000,000	2,130,891
3.45%, 01/01/2024	1,000,000	1,082,011
3.47% (B), 01/25/2024	1,500,000	1,607,525
3.50%, 08/01/2032 - 08/01/2043	8,688,294	9,131,545
3.51% (B), 12/25/2023	1,776,000	1,929,761
3.56%, 01/01/2021	920,681	995,038
3.59%, 12/01/2020	1,367,473	1,476,226
3.63%, 10/01/2029	491,878	521,250
3.65%, 04/25/2021	433,000	467,054
3.67%, 07/01/2023	925,000	1,012,396
3.73%, 06/25/2021 - 07/01/2022	1,217,491	1,324,692
3.74%, 06/01/2018	372,527	386,950
3.76%, 04/25/2021 - 11/01/2023	1,500,000	1,647,994
3.77%, 09/01/2021 - 12/01/2025	2,000,000	2,192,075
3.81%, 05/01/2022	916,539	997,205
3.84%, 09/01/2020	636,444	682,938
3.87%, 08/01/2021	467,670	511,967
3.88%, 09/01/2021	1,501,073	1,645,127

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
4.00%, 01/01/2035	$ 2,710,539	$ 2,931,431
4.04%, 10/01/2020	400,000	437,898
4.13%, 08/01/2021	466,574	515,579
4.25%, 04/01/2021	1,050,000	1,165,977
4.30%, 04/01/2021	432,169	479,283
4.33%, 04/01/2021	373,364	412,516
4.36%, 05/01/2021	975,241	1,085,658
4.38%, 04/01/2021	484,032	538,180
4.39%, 05/01/2021	290,649	323,663
4.48%, 02/01/2021	466,682	519,477
4.50%, 09/01/2040	407,639	445,650
4.51%, 12/01/2019	882,914	966,276
4.54%, 01/01/2020	665,278	730,073
4.78%, 12/01/2019	985,077	1,089,556
5.00%, 06/01/2033 - 08/01/2040	296,579	332,662
5.50%, 03/01/2024 - 03/01/2035	636,010	715,188
5.90%, 10/01/2017	706,500	749,823
6.00%, 08/01/2021 - 09/01/2037	1,439,891	1,630,140
7.00%, 11/01/2037 - 12/01/2037	74,637	83,845
Federal National Mortgage Association REMIC
0.72% (B), 07/25/2036	161,921	162,626
0.83% (B), 05/25/2027	264,309	265,419
0.93% (B), 05/25/2035 - 10/25/2042	1,578,131	1,586,779
1.03% (B), 04/25/2040	69,411	69,921
1.08% (B), 02/25/2024	131,477	132,365
1.33% (B), 03/25/2038	279,449	283,881
1.68% (B), 07/25/2023	261,624	266,919
3.00%, 05/25/2026	1,000,000	1,062,160
3.50%, 04/25/2031	1,000,000	1,080,586
4.00%, 05/25/2033	200,000	216,251
4.50%, 07/25/2038	18,593	18,651
5.00%, 10/25/2025	184,365	200,495
5.25%, 05/25/2039	83,556	86,791
5.50%, 03/25/2023 - 07/25/2040	1,568,231	1,731,786
6.00%, 03/25/2029	37,006	42,498
6.50%, 01/25/2032 - 07/25/2036	173,790	200,958
7.00%, 11/25/2041	186,679	222,674
21.58% (B), 06/25/2035	127,161	169,909
Federal National Mortgage Association REMIC, Interest Only STRIPS
5.00%, 08/25/2019	1,340,969	66,554
6.10% (B), 01/25/2041	482,786	111,151
6.17% (B), 08/25/2035 - 06/25/2036	622,499	103,122
6.27% (B), 03/25/2036	479,554	105,978
Federal National Mortgage Association REMIC, Principal Only STRIPS
12/25/2034 - 12/25/2043	2,187,809	1,844,926
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	463,590	319,427
Financing Corp., Principal Only STRIPS
05/11/2018	2,500,000	2,447,525
Government National Mortgage Association
0.77% (B), 12/20/2062	716,664	707,068
0.84% (B), 03/20/2063	431,111	425,996
0.88% (B), 03/20/2060 - 02/20/2063	1,142,221	1,132,114
0.90% (B), 03/20/2063 - 08/20/2065	2,519,765	2,483,760
0.91% (B), 04/20/2063 - 02/20/2065	2,799,269	2,757,132
0.93% (B), 02/20/2061 - 12/20/2064	5,451,349	5,387,590
0.94% (B), 10/20/2062	368,995	365,435
0.95% (B), 09/20/2065	689,447	679,623
0.98% (B), 04/20/2062 - 07/20/2062	589,640	588,841
1.03% (B), 04/20/2064 - 11/20/2065	3,687,704	3,653,871
1.08% (B), 05/20/2061 - 03/20/2064	3,395,311	3,379,623
1.12% (B), 02/20/2064	777,492	774,240

The notes are an integral part of this report. Transamerica Series Trust	Page 28	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
1.13% (B), 09/20/2063	$ 1,344,865	$ 1,340,837
1.65%, 01/20/2063 - 04/20/2063	2,367,649	2,369,463
1.75%, 03/20/2063	470,000	474,547
3.50%, 05/20/2035	11,846	11,850
3.95% (B), 11/16/2042	315,693	328,512
4.00%, 09/16/2025	500,000	546,636
4.25%, 12/20/2044	930,146	1,015,595
4.68% (B), 10/20/2041	800,326	871,329
4.71% (B), 11/20/2042	653,017	713,580
5.00%, 04/20/2041	191,705	251,555
5.24% (B), 07/20/2060	669,561	722,561
5.50%, 01/16/2033 - 07/20/2037	1,125,700	1,273,800
5.85% (B), 12/20/2038	167,517	192,511
6.00%, 02/15/2024 - 09/20/2038	979,692	1,101,152
21.76% (B), 04/20/2037	79,156	124,546
Government National Mortgage Association, Interest Only STRIPS
6.17% (B), 05/20/2041	174,040	39,978
7.50%, 04/20/2031	35,287	6,709
Government National Mortgage Association, Principal Only STRIPS
02/17/2033 - 01/20/2038	105,509	100,066
National Credit Union Administration Guaranteed Notes Trust
2.65%, 10/29/2020	161,987	162,138
2.90%, 10/29/2020	58,745	58,779
Residual Funding Corp., Principal Only STRIPS
10/15/2019 - 10/15/2020	6,525,000	6,134,418
Tennessee Valley Authority
1.75%, 10/15/2018	171,000	174,288
4.25%, 09/15/2065	419,000	441,960
5.25%, 09/15/2039	100,000	127,629
5.88%, 04/01/2036	425,000	578,111
Tennessee Valley Authority, Principal Only STRIPS
07/15/2028	1,000,000	681,608

Total U.S. Government Agency Obligations (Cost $218,501,978)		223,692,576

U.S. GOVERNMENT OBLIGATIONS - 13.7%
U.S. Treasury Bond
3.88%, 08/15/2040	800,000	1,002,718
4.25%, 05/15/2039	350,000	463,189
4.38%, 02/15/2038 (F)	2,800,000	3,784,486
4.38%, 11/15/2039	1,965,000	2,644,230
4.50%, 05/15/2038 (F)	1,600,000	2,198,875
4.75%, 02/15/2037	450,000	636,803
5.25%, 02/15/2029	300,000	411,891
5.38%, 02/15/2031	550,000	788,627
8.75%, 05/15/2020 - 08/15/2020 (F)	1,500,000	1,975,410
U.S. Treasury Bond, Principal Only STRIPS
02/15/2018 - 11/15/2033 (F)	31,442,500	26,052,759
05/15/2019 - 05/15/2035	80,797,500	67,831,571
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	55,171	69,286
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 01/15/2022	3,525,080	3,559,199
1.38%, 01/15/2020	83,260	89,133
U.S. Treasury Note
0.38%, 04/30/2016 (F)	500,000	500,050
0.50%, 01/31/2017 (J)	7,542,000	7,536,404
0.63%, 04/30/2018	750,000	747,773
0.75%, 12/31/2017	3,000,000	3,001,056
0.75%, 02/15/2019 (F)	150,000	149,555
0.88%, 02/28/2017 - 07/31/2019	1,645,000	1,648,230

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Note (continued)
1.00%, 06/30/2019 (F)	$ 200,000	$ 200,539
1.25%, 10/31/2018 - 11/15/2018	4,710,000	4,761,091
1.50%, 08/31/2018 - 05/31/2019	420,000	427,319
1.63%, 07/31/2019 (F)	1,500,000	1,532,812
1.75%, 09/30/2022	500,000	507,676
2.00%, 04/30/2016 - 07/31/2022	5,900,000	5,968,923
2.13%, 08/31/2020 - 06/30/2022	11,900,000	12,393,423
2.38%, 08/15/2024	400,000	421,250
2.63%, 08/15/2020 - 11/15/2020	3,350,000	3,560,367
2.75%, 02/15/2024	200,000	216,570
2.88%, 03/31/2018	1,000,000	1,041,836
3.13%, 10/31/2016 - 05/15/2021	7,350,000	7,735,265
3.25%, 12/31/2016	6,000,000	6,118,128
3.38%, 11/15/2019	200,000	216,844
3.50%, 02/15/2018 - 05/15/2020	6,600,000	7,023,475
3.63%, 02/15/2020 - 02/15/2021	3,850,000	4,275,870

Total U.S. Government Obligations (Cost $172,953,986)		181,492,633

	Shares	Value
COMMON STOCKS - 22.5%
Australia - 0.4%
AGL Energy, Ltd.	3,143	44,331
Alumina, Ltd.	26,015	25,924
Amcor, Ltd.	7,879	86,669
AMP, Ltd.	14,121	62,674
APA Group	8,138	54,958
Aristocrat Leisure, Ltd.	1,591	12,562
Asciano, Ltd.	5,395	37,054
ASX, Ltd.	574	18,229
Aurizon Holdings, Ltd.	16,795	50,982
Australia & New Zealand Banking Group, Ltd.	18,003	323,753
Bendigo & Adelaide Bank, Ltd.	1,494	10,158
BHP Billiton PLC	9,050	101,749
BHP Billiton, Ltd.	17,098	220,975
Boral, Ltd.	6,251	29,613
Brambles, Ltd.	7,878	73,191
Caltex Australia, Ltd.	1,867	48,688
Challenger, Ltd.	1,869	12,020
Coca-Cola Amatil, Ltd.	5,504	37,297
Cochlear, Ltd.	490	38,425
Commonwealth Bank of Australia	9,204	528,585
Computershare, Ltd.	4,388	32,896
Crown Resorts, Ltd.	388	3,706
CSL, Ltd.	2,441	189,809
Dexus Property Group, REIT	8,996	54,753
DUET Group (D) (E)	7,012	12,255
Fortescue Metals Group, Ltd.	3,354	6,556
Goodman Group, REIT	11,835	60,511
GPT Group, REIT	5,573	21,360
Incitec Pivot, Ltd.	4,858	11,879
Insurance Australia Group, Ltd.	9,128	39,044
LendLease Group	4,615	49,067
Macquarie Group, Ltd.	1,902	96,358
Medibank Pvt, Ltd.	12,823	28,800
Mirvac Group, REIT	36,382	53,965
National Australia Bank, Ltd., Class N	13,751	276,591
Newcrest Mining, Ltd. (K)	3,901	50,716
Oil Search, Ltd.	8,936	46,305
Orica, Ltd.	2,796	32,942
Origin Energy, Ltd.	6,905	26,942
Qantas Airways, Ltd. (K)	9,746	30,406
QBE Insurance Group, Ltd.	9,400	78,613

The notes are an integral part of this report. Transamerica Series Trust	Page 29	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Ramsay Health Care, Ltd.	1,066	$ 50,140
REA Group, Ltd.	602	24,933
Santos, Ltd.	8,349	25,792
Scentre Group, REIT	25,467	86,676
Seek, Ltd.	248	3,076
Sonic Healthcare, Ltd.	1,169	16,829
South32, Ltd. (K)	33,499	37,619
Stockland, REIT	13,941	45,631
Suncorp Group, Ltd.	8,911	81,354
Sydney Airport	8,408	43,118
Tabcorp Holdings, Ltd.	8,984	29,475
Tatts Group, Ltd.	4,365	12,648
Telstra Corp., Ltd.	23,106	94,404
TPG Telecom, Ltd.	3,202	27,834
Transurban Group	13,265	115,410
Treasury Wine Estates, Ltd.	2,891	21,363
Vicinity Centres, REIT	34,156	83,522
Wesfarmers, Ltd.	5,660	179,838
Westfield Corp., REIT	9,133	69,939
Westpac Banking Corp.	17,787	413,811
Woodside Petroleum, Ltd.	4,157	82,723
Woolworths, Ltd.	7,720	130,783

		4,698,229

Belgium - 0.1%
Anheuser-Busch InBev SA	5,521	686,346
Delhaize Group	1,670	174,352
UCB SA	2,330	178,274

		1,038,972

Bermuda - 0.1%
Aspen Insurance Holdings, Ltd.	8,405	400,919
Everest RE Group, Ltd.	3,630	716,671
Marvell Technology Group, Ltd.	32,685	336,982

		1,454,572

Canada - 0.1%
Canadian Pacific Railway, Ltd.	2,358	312,883
lululemon athletica, Inc. (F) (K)	573	38,798
Magna International, Inc., Class A	1,028	44,163
Novadaq Technologies, Inc. (F) (K)	12,000	133,080
Restaurant Brands International (F)	7,048	273,674

		802,598

China - 0.0% (A)
Yangzijiang Shipbuilding Holdings, Ltd.	10,900	7,925

Denmark - 0.1%
A.P. Moller - Maersk A/S, Class B	145	190,204
Chr Hansen Holding A/S	1,271	85,322
Danske Bank A/S, Class R	5,547	156,707
Novo Nordisk A/S, Class B	12,024	652,199
Pandora A/S	1,648	215,799

		1,300,231

Finland - 0.1%
Nokia OYJ	53,216	316,397
UPM-Kymmene OYJ	17,626	319,302
Wartsila OYJ Abp	7,906	357,780

		993,479

France - 0.5%
Air Liquide SA, Class A	4,790	539,004
Airbus Group SE	8,311	551,821
Arkema SA	2,500	187,697

	Shares	Value
COMMON STOCKS (continued)
France (continued)
AXA SA	23,735	$ 558,797
BNP Paribas SA	11,804	594,087
Bouygues SA, Class A	4,171	170,150
Cap Gemini SA	1,951	183,331
Cie de Saint-Gobain	3,550	156,451
Cie Generale des Etablissements Michelin, Class B	1,962	200,774
Danone SA	847	60,247
Engie SA	1,386	21,512
L’Oreal SA	492	88,148
LVMH Moet Hennessy Louis Vuitton SE	319	54,630
Natixis, Class A	40,780	200,788
Orange SA	6,751	118,264
Publicis Groupe SA	2,586	181,588
Renault SA	4,009	398,340
Sanofi	5,884	474,436
Schneider Electric SE	2,910	183,909
Sodexo SA	2,985	321,797
Thales SA	4,174	365,719
TOTAL SA	17,358	791,252
Unibail-Rodamco SE, REIT	483	132,895
Vivendi SA	5,935	124,803

		6,660,440

Germany - 0.5%
adidas AG	3,043	356,651
Allianz SE, Class A	3,332	541,992
BASF SE, Class R	2,453	185,061
Bayer AG	8,209	964,927
Bayerische Motoren Werke AG	895	82,187
Brenntag AG	4,652	265,734
Continental AG	1,339	304,730
Daimler AG	8,972	687,796
Deutsche Bank AG	5,475	93,139
Deutsche Post AG	15,434	428,872
Deutsche Telekom AG	16,472	295,678
E.ON SE	23,818	228,691
HeidelbergCement AG	3,081	263,817
Infineon Technologies AG	19,635	279,395
Linde AG	1,345	195,977
Muenchener Rueckversicherungs-Gesellschaft AG	728	148,075
SAP SE	7,724	624,908
Siemens AG, Class A	3,543	375,542
Telefonica Deutschland Holding AG	28,459	154,178

		6,477,350

Hong Kong - 0.2%
AIA Group, Ltd.	65,800	372,796
ASM Pacific Technology, Ltd.	1,400	10,946
Bank of East Asia, Ltd.	2,200	8,210
BOC Hong Kong Holdings, Ltd.	24,500	73,115
Cathay Pacific Airways, Ltd.	16,000	27,721
Cheung Kong Infrastructure Holdings, Ltd.	5,000	48,921
Cheung Kong Property Holdings, Ltd.	12,500	80,408
CK Hutchison Holdings, Ltd.	17,500	226,721
CLP Holdings, Ltd.	12,000	108,671
Galaxy Entertainment Group, Ltd.	11,000	41,193
Hang Lung Properties, Ltd.	4,000	7,652
Hang Seng Bank, Ltd.	5,100	90,332
Henderson Land Development Co., Ltd.	8,800	53,941
HKT Trust & HKT, Ltd.	9,000	12,391
Hong Kong & China Gas Co., Ltd.	44,300	82,920
Hong Kong Exchanges and Clearing, Ltd.	6,000	144,328
Hongkong Land Holdings, Ltd.	1,300	7,787
Jardine Matheson Holdings, Ltd.	1,000	57,080

The notes are an integral part of this report. Transamerica Series Trust	Page 30	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Kerry Properties, Ltd.	9,500	$ 26,207
Li & Fung, Ltd.	28,000	16,604
Link REIT	8,500	50,349
MTR Corp., Ltd.	6,500	32,050
New World Development Co., Ltd.	13,000	12,401
NWS Holdings, Ltd.	7,000	11,117
Power Assets Holdings, Ltd.	7,500	76,766
Sino Land Co., Ltd.	30,000	47,645
Sun Hung Kai Properties, Ltd.	9,000	109,928
Swire Pacific, Ltd., Class A	5,500	59,237
Techtronic Industries Co., Ltd.	2,500	9,894
WH Group, Ltd. (C) (K)	18,500	13,403
Wharf Holdings, Ltd.	11,000	60,124
Wheelock & Co., Ltd.	11,000	49,134
Yue Yuen Industrial Holdings, Ltd.	6,500	22,372

		2,052,364

Ireland - 0.2%
Accenture PLC, Class A	11,925	1,376,145
Allegion PLC	3,377	215,149
James Hardie Industries PLC, CDI	3,901	53,407
Jazz Pharmaceuticals PLC (F) (K)	3,300	430,815
Shire PLC	7,034	399,961
XL Group PLC, Class A	5,223	192,206

		2,667,683

Israel - 0.0% (A)
Caesarstone Sdot-Yam, Ltd. (F) (K)	3,672	126,133
Mobileye NV (F) (K)	7,066	263,491
Teva Pharmaceutical Industries, Ltd., ADR	3,649	195,258

		584,882

Italy - 0.1%
Assicurazioni Generali SpA	13,900	206,093
Atlantia SpA	8,721	241,839
Enel SpA	109,592	486,099
Eni SpA, Class B	1,256	19,008
Intesa Sanpaolo SpA	120,748	334,429
Snam SpA	25,461	159,491
Telecom Italia SpA (K)	150,879	162,758
UniCredit SpA, Class A	43,000	155,107

		1,764,824

Japan - 1.1%
AEON Financial Service Co., Ltd.	700	16,520
Aeon Mall Co., Ltd., Class A	2,500	37,030
Air Water, Inc.	3,000	44,409
Ajinomoto Co., Inc.	5,000	112,822
Alfresa Holdings Corp.	1,500	28,775
Alps Electric Co., Ltd.	2,200	38,353
Amada Holdings Co., Ltd.	8,300	80,976
Asahi Group Holdings, Ltd.	700	21,813
Asahi Kasei Corp.	4,000	27,043
Astellas Pharma, Inc.	8,900	118,342
Bank of Yokohama, Ltd. (E)	19,000	87,281
Bridgestone Corp.	5,400	201,759
Canon, Inc.	7,000	208,672
Casio Computer Co., Ltd.	1,300	26,232
Central Japan Railway Co.	1,300	229,921
Chiba Bank, Ltd.	12,000	59,816
Chubu Electric Power Co., Inc.	3,500	48,872
Chugai Pharmaceutical Co., Ltd.	1,300	40,255
Dai Nippon Printing Co., Ltd.	2,000	17,771
Dai-ichi Life Insurance Co., Ltd.	9,700	117,431
Daicel Corp.	4,800	65,595
Daiichi Sankyo Co., Ltd.	1,300	28,906

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Daikin Industries, Ltd.	2,200	$ 164,436
Daito Trust Construction Co., Ltd.	700	99,391
Daiwa House Industry Co., Ltd.	5,900	165,973
DeNA Co., Ltd.	2,300	39,626
Denso Corp.	1,500	60,296
Dentsu, Inc.	2,100	105,424
DIC Corp.	20,000	47,803
East Japan Railway Co.	2,200	189,867
Eisai Co., Ltd.	1,800	108,277
Electric Power Development Co., Ltd.	2,000	62,464
FamilyMart Co., Ltd.	500	25,990
FANUC Corp.	1,200	186,432
Fast Retailing Co., Ltd.	200	64,010
Fuji Electric Co., Ltd.	12,000	41,477
Fuji Heavy Industries, Ltd.	3,600	127,149
FUJIFILM Holdings Corp.	3,800	150,285
Fukuoka Financial Group, Inc., Class A	1,000	3,261
Hankyu Hanshin Holdings, Inc.	13,000	82,936
Haseko Corp.	3,500	32,591
Hitachi Metals, Ltd.	5,700	58,800
Hitachi, Ltd.	39,000	182,482
Hokuriku Electric Power Co.	1,800	25,478
Honda Motor Co., Ltd.	7,600	208,393
Hoya Corp.	2,700	102,703
Hulic Co., Ltd.	3,700	35,374
Inpex Corp.	4,400	33,368
ITOCHU Corp.	11,000	135,466
Japan Exchange Group, Inc.	2,200	33,700
Japan Prime Realty Investment Corp., REIT	3	12,222
Japan Real Estate Investment Corp., REIT	7	40,428
Japan Retail Fund Investment Corp., Class A, REIT	12	28,810
Japan Tobacco, Inc.	7,700	320,876
JFE Holdings, Inc.	4,000	53,881
JSR Corp.	3,300	47,442
JTEKT Corp.	1,300	16,864
JX Holdings, Inc.	3,800	14,647
Kajima Corp.	14,000	87,823
Kansai Electric Power Co., Inc. (K)	7,400	65,534
Kao Corp.	2,300	122,679
Kawasaki Heavy Industries, Ltd.	26,000	75,081
KDDI Corp.	9,300	248,397
Keikyu Corp.	2,000	17,593
Keio Corp.	2,000	17,557
Kewpie Corp.	2,500	56,688
Keyence Corp.	300	163,641
Kirin Holdings Co., Ltd.	6,100	85,528
Komatsu, Ltd.	5,000	85,121
Kose Corp.	200	19,459
Kubota Corp.	4,000	54,609
Kurita Water Industries, Ltd.	700	15,966
Kyocera Corp.	200	8,809
Kyowa Hakko Kirin Co., Ltd.	5,400	86,174
Kyushu Electric Power Co., Inc. (K)	3,900	37,113
Lawson, Inc.	200	16,740
LIXIL Group Corp.	2,000	40,784
M3, Inc.	3,300	83,039
Marubeni Corp.	21,400	108,383
Maruichi Steel Tube, Ltd.	500	13,706
Mazda Motor Corp.	6,100	94,661
MEIJI Holdings Co., Ltd.	400	32,165
Mitsubishi Corp.	9,700	164,274
Mitsubishi Electric Corp.	12,000	125,763
Mitsubishi Estate Co., Ltd.	4,000	74,299
Mitsubishi Heavy Industries, Ltd.	17,000	63,154
Mitsubishi Materials Corp.	7,000	19,779
Mitsubishi Tanabe Pharma Corp.	1,800	31,299

The notes are an integral part of this report. Transamerica Series Trust	Page 31	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi UFJ Financial Group, Inc.	84,100	$ 389,694
Mitsubishi UFJ Lease & Finance Co., Ltd.	15,900	69,791
Mitsui & Co., Ltd.	4,600	52,930
Mitsui Chemicals, Inc.	19,000	63,308
Mitsui Fudosan Co., Ltd.	3,000	74,850
Mitsui Mining & Smelting Co., Ltd.	25,000	39,984
Mitsui O.S.K. Lines, Ltd.	12,000	24,417
Mizuho Financial Group, Inc.	125,200	187,002
Murata Manufacturing Co., Ltd.	1,500	180,861
NEC Corp.	17,000	42,747
NGK Insulators, Ltd.	4,000	73,890
NH Foods, Ltd.	3,000	66,107
Nidec Corp.	2,000	136,852
Nintendo Co., Ltd.	500	71,083
Nippon Building Fund, Inc., REIT	7	41,486
Nippon Electric Glass Co., Ltd.	4,000	20,472
Nippon Express Co., Ltd.	4,000	18,197
Nippon Prologis REIT, Inc.	4	8,953
Nippon Steel & Sumitomo Metal Corp.	4,200	80,682
Nippon Telegraph & Telephone Corp.	5,700	245,534
Nishi-Nippon City Bank, Ltd.	22,000	38,900
Nissan Motor Co., Ltd.	20,300	187,858
Nisshin Seifun Group, Inc.	4,400	69,942
Nitori Holdings Co., Ltd.	500	45,804
Nitto Denko Corp.	1,400	77,834
Nomura Holdings, Inc.	22,100	98,752
Nomura Real Estate Master Fund, Inc., REIT	18	26,869
Nomura Research Institute, Ltd.	300	10,103
NSK, Ltd.	6,000	54,911
NTT DOCOMO, Inc.	6,200	140,615
Odakyu Electric Railway Co., Ltd.	2,000	21,769
Olympus Corp.	2,700	104,958
Omron Corp.	2,000	59,532
Ono Pharmaceutical Co., Ltd.	2,000	84,677
Oriental Land Co., Ltd.	1,700	120,387
ORIX Corp.	11,700	166,905
Otsuka Corp.	700	36,945
Otsuka Holdings Co., Ltd.	4,100	148,925
Panasonic Corp.	8,100	74,382
Rakuten, Inc.	3,700	35,687
Resona Holdings, Inc.	27,100	96,702
Santen Pharmaceutical Co., Ltd.	1,500	22,564
Secom Co., Ltd.	700	52,034
Seiko Epson Corp.	3,200	51,691
Sekisui Chemical Co., Ltd.	2,700	33,251
Seven & i Holdings Co., Ltd.	4,200	178,830
Shimadzu Corp.	2,000	31,365
Shimamura Co., Ltd.	300	37,452
Shimano, Inc.	300	47,021
Shin-Etsu Chemical Co., Ltd.	3,600	186,293
Shionogi & Co., Ltd.	1,700	80,012
Shiseido Co., Ltd.	1,200	26,784
Shizuoka Bank, Ltd.	3,000	21,645
SMC Corp.	200	46,453
SoftBank Group Corp.	5,700	271,769
Sompo Japan Nipponkoa Holdings, Inc.	2,700	76,481
Sony Corp.	8,400	215,924
Stanley Electric Co., Ltd.	700	15,829
Sumitomo Electric Industries, Ltd.	7,900	96,096
Sumitomo Metal Mining Co., Ltd.	3,000	29,788
Sumitomo Mitsui Financial Group, Inc.	9,400	284,978
Sumitomo Realty & Development Co., Ltd.	3,000	87,805

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Sundrug Co., Ltd.	700	$ 52,370
Suntory Beverage & Food, Ltd.	900	40,544
Suruga Bank, Ltd.	1,200	21,090
Suzuken Co., Ltd.	1,900	64,574
Suzuki Motor Corp.	3,200	85,612
Sysmex Corp.	600	37,532
Takashimaya Co., Ltd.	12,000	100,333
Takeda Pharmaceutical Co., Ltd.	3,500	159,723
Terumo Corp.	1,200	43,023
Tohoku Electric Power Co., Inc.	1,500	19,352
Tokio Marine Holdings, Inc.	4,600	155,316
Tokyo Electric Power Co., Inc. (K)	7,000	38,500
Tokyo Electron, Ltd.	1,200	78,219
Tokyo Gas Co., Ltd.	19,000	88,581
Tokyo Tatemono Co., Ltd.	2,200	27,406
Tokyu Corp.	2,000	16,758
Tokyu Fudosan Holdings Corp.	11,200	76,030
Toppan Printing Co., Ltd.	12,000	100,653
Toray Industries, Inc.	2,000	17,046
Toyota Industries Corp.	1,700	76,432
Toyota Motor Corp.	16,800	888,477
Toyota Tsusho Corp.	700	15,817
Trend Micro, Inc.	300	10,982
Unicharm Corp.	2,700	58,752
United Urban Investment Corp., Class A, REIT	13	21,011
West Japan Railway Co.	1,300	80,267
Yahoo Japan Corp.	9,700	41,284
Yakult Honsha Co., Ltd., Class A	300	13,288
Yamada Denki Co., Ltd.	16,700	78,941
Yamaha Motor Co., Ltd.	2,100	34,930
Yamato Holdings Co., Ltd.	3,600	71,875

		14,983,114

Jersey, Channel Islands - 0.0% (A)
Randgold Resources, Ltd.	1,632	149,310

Luxembourg - 0.0% (A)
ArcelorMittal	31,639	143,108

Macau - 0.0% (A)
Sands China, Ltd.	17,600	71,581

Netherlands - 0.3%
ASML Holding NV	3,536	359,228
Heineken Holding NV, Class A	4,068	317,455
Heineken NV	1,005	91,087
ING Groep NV, CVA	39,771	481,065
Koninklijke KPN NV	66,124	277,118
Koninklijke Philips NV	14,995	427,167
NN Group NV	6,056	198,154
NXP Semiconductors NV (K)	9,471	767,814
Royal Dutch Shell PLC, Class A	41,550	1,004,947
Royal Dutch Shell PLC, Class B	20,240	494,185

		4,418,220

New Zealand - 0.0% (A)
Auckland International Airport, Ltd.	7,672	34,098
Contact Energy, Ltd.	5,860	20,252
Fletcher Building, Ltd.	6,914	37,706
Ryman Healthcare, Ltd.	3,142	18,134
Spark New Zealand, Ltd.	15,460	39,004

		149,194

Norway - 0.0% (A)
DNB ASA	19,593	231,691
Norsk Hydro ASA	22,020	90,665

		322,356

The notes are an integral part of this report. Transamerica Series Trust	Page 32	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Portugal - 0.0% (A)
EDP - Energias de Portugal SA	32,634	$ 116,081
Galp Energia SGPS SA, Class B	9,630	121,086

		237,167

Singapore - 0.2%
Ascendas Real Estate Investment Trust	4,500	7,979
Broadcom, Ltd.	11,742	1,814,139
CapitaLand Mall Trust, REIT	10,000	15,506
CapitaLand, Ltd.	8,800	20,044
ComfortDelGro Corp., Ltd.	10,300	22,314
DBS Group Holdings, Ltd.	12,500	142,634
Genting Singapore PLC	20,300	12,576
Global Logistic Properties, Ltd., Class L	22,900	32,706
Hutchison Port Holdings Trust	57,400	28,700
Jardine Cycle & Carriage, Ltd.	400	11,880
Keppel Corp., Ltd.	11,900	51,472
Kulicke & Soffa Industries, Inc. (K)	9,875	111,785
Oversea-Chinese Banking Corp., Ltd.	21,000	137,730
Singapore Exchange, Ltd.	2,100	12,386
Singapore Press Holdings, Ltd.	4,000	11,871
Singapore Telecommunications, Ltd.	46,600	131,380
United Overseas Bank, Ltd.	8,200	114,801
Wilmar International, Ltd.	16,300	40,634

		2,720,537

Spain - 0.1%
Banco Bilbao Vizcaya Argentaria SA	14,927	99,229
Banco Santander SA, Class A	100,458	442,841
Bankia SA	168,732	159,360
Distribuidora Internacional de Alimentacion SA (K)	26,331	136,807
Iberdrola SA	45,226	301,623
Industria de Diseno Textil SA	11,807	397,211
Telefonica SA	18,445	206,779

		1,743,850

Sweden - 0.1%
Assa Abloy AB, B Shares	971	19,161
Electrolux AB, Series B	11,804	310,576
Nordea Bank AB	27,167	261,020
Sandvik AB	30,128	311,736
TeliaSonera AB	35,620	185,027

		1,087,520

Switzerland - 0.6%
ABB, Ltd. (K)	3,260	63,535
Actelion, Ltd. (K)	1,203	179,784
Chubb, Ltd.	6,417	764,586
Cie Financiere Richemont SA	7,607	502,756
Credit Suisse Group AG (K)	16,256	230,091
LafargeHolcim, Ltd.	9,446	444,327
Nestle SA	20,207	1,509,930
Novartis AG	11,967	867,453
Roche Holding AG	5,232	1,287,936
Syngenta AG	554	230,461
TE Connectivity, Ltd.	8,757	542,233
UBS Group AG	27,028	435,405
Wolseley PLC	7,043	398,450
Zurich Insurance Group AG (K)	373	86,621

		7,543,568

Thailand - 0.0% (A)
Fabrinet (K)	2,725	88,154

United Kingdom - 1.0%
3i Group PLC	32,039	210,017
Associated British Foods PLC	5,353	257,479

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
AstraZeneca PLC	2,556	$ 143,263
Aviva PLC	51,105	334,775
BAE Systems PLC	13,043	95,351
Barclays PLC	35,513	76,508
Barratt Developments PLC	16,377	131,838
BP PLC	78,351	394,029
British American Tobacco PLC	16,536	971,367
BT Group PLC, Class A	33,914	214,563
Capita PLC	12,138	181,654
Centrica PLC	91,744	300,034
Compass Group PLC	2,071	36,526
Diageo PLC	6,241	168,651
Dixons Carphone PLC	26,368	161,444
Ensco PLC, Class A (F)	25,105	260,339
GlaxoSmithKline PLC	39,878	808,719
Hammerson PLC, REIT	7,664	63,678
HSBC Holdings PLC	76,398	476,104
Imperial Brands PLC	3,458	191,858
InterContinental Hotels Group PLC	6,797	280,272
ITV PLC	85,190	295,118
Kingfisher PLC	49,007	265,145
LivaNova PLC (K)	525	28,339
Lloyds Banking Group PLC	590,337	576,722
National Grid PLC, Class B	6,601	93,593
Noble Corp. PLC (F)	37,965	392,938
Pentair PLC (F)	941	51,059
Persimmon PLC	8,563	256,426
Prudential PLC	30,339	566,902
Reckitt Benckiser Group PLC, Class A	7,154	691,503
Rio Tinto PLC	11,306	317,539
Rio Tinto, Ltd.	2,620	85,737
RSA Insurance Group PLC	31,908	218,003
SABMiller PLC	9,961	608,884
Seadrill, Ltd. (K)	8,300	27,390
Standard Chartered PLC (K)	34,104	231,464
STERIS PLC (F)	1,700	120,785
Tesco PLC (K)	61,464	169,316
Unilever NV, CVA	12,612	565,222
Vodafone Group PLC	251,865	800,171
Whitbread PLC	4,380	249,115
WPP PLC, Class A	9,086	212,320

		12,582,160

United States - 16.7%
8x8, Inc. (F) (K)	1,650	16,599
A. Schulman, Inc.	600	16,332
A.O. Smith Corp.	2,500	190,775
AAR Corp.	575	13,380
Aaron’s, Inc.	5,500	138,050
Abbott Laboratories	17,143	717,092
Abercrombie & Fitch Co., Class A (F)	1,750	55,195
ABIOMED, Inc. (F) (K)	725	68,737
ABM Industries, Inc.	1,100	35,541
Acadia Healthcare Co., Inc. (F) (K)	8,854	487,944
Acadia Realty Trust, REIT (F)	850	29,861
Acorda Therapeutics, Inc. (F) (K)	2,775	73,399
Activision Blizzard, Inc.	14,375	486,450
Acuity Brands, Inc. (F)	3,531	770,252
Adobe Systems, Inc. (K)	14,325	1,343,685
Advanced Energy Industries, Inc. (K)	850	29,572
Advanced Micro Devices, Inc. (F) (K)	12,150	34,628
AECOM (F) (K)	21,405	659,060
Aegion Corp., Class A (K)	4,425	93,323

The notes are an integral part of this report. Transamerica Series Trust	Page 33	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Aerojet Rocketdyne Holdings, Inc. (F) (K)	1,225	$ 20,066
Aetna, Inc.	7,644	858,803
Affiliated Managers Group, Inc. (K)	2,423	393,495
Affymetrix, Inc. (F) (K)	1,400	19,614
AGCO Corp. (F)	1,600	79,520
Air Products & Chemicals, Inc.	3,186	458,943
Akorn, Inc., Class A (F) (K)	3,650	85,884
Alaska Air Group, Inc. (F)	2,950	241,959
Albany International Corp., Class A	525	19,735
Albany Molecular Research, Inc. (K)	400	6,116
Albemarle Corp. (F)	700	44,751
Alexander & Baldwin, Inc. (F)	925	33,929
Alexandria Real Estate Equities, Inc., REIT (F)	1,200	109,068
Alexion Pharmaceuticals, Inc. (K)	2,036	283,452
Align Technology, Inc. (F) (K)	1,525	110,852
Alleghany Corp. (K)	300	148,860
Allergan PLC (K)	2,955	792,029
Alliant Energy Corp.	3,550	263,694
Allscripts Healthcare Solutions, Inc. (F) (K)	8,325	109,973
Allstate Corp.	2,945	198,405
Alphabet, Inc., Class A (K)	1,803	1,375,509
Alphabet, Inc., Class C	5,031	3,747,843
Amazon.com, Inc. (K)	4,312	2,559,776
AMC Networks, Inc., Class A (F) (K)	1,675	108,774
American Assets Trust, Inc., REIT	700	27,944
American Campus Communities, Inc., REIT	2,000	94,180
American Eagle Outfitters, Inc. (F)	3,300	55,011
American Electric Power Co., Inc.	7,030	466,792
American Financial Group, Inc.	2,825	198,795
American International Group, Inc.	6,694	361,811
American States Water Co. (F)	750	29,520
American Tower Corp., Class A, REIT	2,265	231,868
American Water Works Co., Inc.	842	58,039
American Woodmark Corp. (K)	1,375	102,561
Ameriprise Financial, Inc.	2,128	200,053
AMERISAFE, Inc.	350	18,389
AmerisourceBergen Corp., Class A	4,630	400,726
Amgen, Inc.	9,255	1,387,602
AMN Healthcare Services, Inc. (K)	750	25,208
Amphenol Corp., Class A (F)	9,444	546,052
Amsurg Corp., Class A (F) (K)	5,800	432,680
Analog Devices, Inc., Class A	2	118
Andersons, Inc. (F)	475	14,920
AngioDynamics, Inc. (K)	2,125	26,116
Anixter International, Inc. (K)	525	27,358
ANSYS, Inc. (F) (K)	575	51,439
Anthem, Inc.	6,040	839,500
Apartment Investment & Management Co., Class A, REIT	1,148	48,009
Apple, Inc.	65,548	7,144,077
Applied Industrial Technologies, Inc. (F)	800	34,720
Aptargroup, Inc. (F)	1,200	94,092
Aramark	8,380	277,546
ArcBest Corp.	5,575	120,364
Archer-Daniels-Midland Co.	1,893	68,735
Archrock, Inc.	8,000	64,000
Arista Networks, Inc. (F) (K)	5,116	322,820
ARRIS International PLC (K)	3,450	79,074
Arrow Electronics, Inc. (K)	4,625	297,896
Arthur J. Gallagher & Co.	5,213	231,874
Ascena Retail Group, Inc., Class B (K)	2,550	28,203
Ashland, Inc.	1,300	142,948
Associated Banc-Corp.	6,400	114,816
AT&T, Inc.	42,353	1,658,967
Atlantic Tele-Network, Inc.	225	17,062
Atlas Air Worldwide Holdings, Inc. (K)	2,600	109,902

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Atmel Corp.	8,850	$ 71,862
Atmos Energy Corp.	4,025	298,896
Atwood Oceanics, Inc. (F)	1,075	9,858
Automatic Data Processing, Inc.	618	55,441
AutoNation, Inc. (F) (K)	746	34,823
AvalonBay Communities, Inc., REIT	3,530	671,406
Avista Corp. (F)	1,750	71,365
Avnet, Inc.	5,750	254,725
Avon Products, Inc.	7,825	37,638
Axiall Corp. (F)	2,883	62,965
AZZ, Inc.	475	26,885
B&G Foods, Inc. (F)	1,150	40,032
B/E Aerospace, Inc. (F)	150	6,918
Baker Hughes, Inc.	2,718	119,130
BancorpSouth, Inc.	2,150	45,816
Bank of America Corp.	117,436	1,587,735
Bank of Hawaii Corp. (F)	1,300	88,764
Bank of New York Mellon Corp.	2,286	84,193
Bank of the Ozarks, Inc. (F)	1,100	46,167
Banner Corp.	325	13,663
Barnes Group, Inc.	3,600	126,108
BB&T Corp.	2,140	71,198
BBCN Bancorp, Inc.	1,525	23,165
Bel Fuse, Inc., Class B	1,025	14,965
Belden, Inc. (F)	800	49,104
Bemis Co., Inc.	1,025	53,074
Benchmark Electronics, Inc. (K)	5,625	129,656
Berkshire Hathaway, Inc., Class B (K)	9,183	1,302,884
Berry Plastics Group, Inc. (K)	1,500	54,225
Best Buy Co., Inc. (F)	9,042	293,322
Big Lots, Inc. (F)	1,125	50,951
Bill Barrett Corp. (F) (K)	875	5,443
Bio-Rad Laboratories, Inc., Class A (K)	400	54,688
Biogen, Inc. (K)	2,465	641,689
BioMarin Pharmaceutical, Inc. (K)	1,318	108,709
BJ’s Restaurants, Inc. (K)	425	17,667
BlackRock, Inc., Class A	1,964	668,879
Blucora, Inc. (F) (K)	3,125	16,125
Blue Nile, Inc. (F)	275	7,070
BofI Holding, Inc. (F) (K)	1,350	28,809
Boise Cascade Co. (K)	2,425	50,246
Boston Beer Co., Inc., Class A (K)	723	133,806
Boston Private Financial Holdings, Inc. (F)	1,525	17,461
Boston Properties, Inc., REIT	1,532	194,687
Boston Scientific Corp. (K)	31,530	593,079
Bottomline Technologies de, Inc. (F) (K)	625	19,056
Boyd Gaming Corp. (K)	1,700	35,122
Briggs & Stratton Corp. (F)	825	19,734
Brinker International, Inc. (F)	3,100	142,445
Bristol-Myers Squibb Co.	26,804	1,712,240
Bristow Group, Inc. (F)	2,050	38,786
Broadridge Financial Solutions, Inc.	5,175	306,929
Brookline Bancorp, Inc.	1,450	15,965
Brown & Brown, Inc. (F)	1,750	62,650
Brunswick Corp., Class B	1,825	87,563
Buffalo Wild Wings, Inc. (F) (K)	275	40,733
BWX Technologies, Inc.	6,130	205,723
Cable One, Inc. (F)	25	10,928
Cabot Corp.	4,075	196,945
Cabot Microelectronics Corp., Class A	450	18,410
Cabot Oil & Gas Corp.	11,295	256,509
CACI International, Inc., Class A (K)	1,750	186,725
Cadence Design Systems, Inc. (K)	6,650	156,807
Cal-Maine Foods, Inc. (F)	550	28,551
Caleres, Inc.	2,350	66,481
California Resources Corp.	6,180	6,365
Callaway Golf Co.	11,625	106,020

The notes are an integral part of this report. Transamerica Series Trust	Page 34	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Cambrex Corp. (K)	625	$ 27,500
Camden Property Trust, REIT (F)	475	39,943
Cameron International Corp. (K)	6,455	432,808
Capella Education Co. (F)	300	15,792
Capital One Financial Corp.	2,500	173,275
Capstead Mortgage Corp., REIT	11,250	111,262
Cardtronics, Inc. (F) (K)	725	26,093
Care Capital Properties, Inc., REIT	2,875	77,165
Carlisle Cos., Inc.	8,201	815,999
Carter’s, Inc.	1,375	144,897
Casey’s General Stores, Inc. (F)	775	87,823
Cash America International, Inc.	1,075	41,538
Catalent, Inc. (K)	475	12,668
Caterpillar, Inc. (F)	624	47,761
Cathay General Bancorp	1,575	44,620
Cato Corp., Class A (F)	3,350	129,142
CBOE Holdings, Inc. (F)	125	8,166
CBRE Group, Inc., Class A (K)	29,901	861,747
CBS Corp., Class B	3,243	178,657
CDK Global, Inc.	950	44,223
CEB, Inc. (F)	600	38,838
Cedar Realty Trust, Inc., REIT (F)	1,375	9,941
Celgene Corp. (K)	13,366	1,337,803
Centene Corp. (K)	1,237	76,180
Central Garden & Pet Co., Class A (K)	4,075	66,382
CenturyLink, Inc. (F)	11,105	354,916
Charles River Laboratories International, Inc. (K)	1,100	83,534
Charles Schwab Corp.	33,979	952,092
Charter Communications, Inc., Class A (F) (K)	2,314	468,423
Cheesecake Factory, Inc.	1,675	88,926
Chesapeake Lodging Trust, REIT (F)	1,025	27,122
Chevron Corp.	12,175	1,161,495
Chico’s FAS, Inc. (F)	3,100	41,137
Children’s Place, Inc. (F)	1,775	148,159
Chipotle Mexican Grill, Inc., Class A (F) (K)	103	48,510
Ciena Corp. (F) (K)	2,300	43,746
Cigna Corp.	5,375	737,665
Cinemark Holdings, Inc. (F)	1,975	70,764
Cirrus Logic, Inc. (F) (K)	1,225	44,602
Cisco Systems, Inc.	21,416	609,714
Citigroup, Inc.	50,403	2,104,325
CMS Energy Corp.	3,093	131,267
Coca-Cola Co.	13,224	613,461
Cognizant Technology Solutions Corp., Class A (K)	8,760	549,252
Coherent, Inc. (K)	2,050	188,395
Cohu, Inc.	3,350	39,798
Columbia Banking System, Inc.	1,250	37,400
Columbia Pipeline Group, Inc.	879	22,063
Comcast Corp., Class A	22,798	1,392,502
Comerica, Inc., Class A (F)	2,624	99,371
Comfort Systems USA, Inc., Class A	700	22,239
Commerce Bancshares, Inc. (F)	104	4,675
Commercial Metals Co. (F)	9,325	158,245
Community Bank System, Inc. (F)	825	31,523
Community Health Systems, Inc. (F) (K)	3,875	71,726
CommVault Systems, Inc. (F) (K)	800	34,536
Computer Sciences Corp. (F)	17,350	596,666
Comtech Telecommunications Corp.	275	6,427
Concho Resources, Inc. (F) (K)	5,807	586,739
CONMED Corp. (F)	550	23,067
ConocoPhillips	8,769	353,128
Constellation Brands, Inc., Class A	2,757	416,555
Contango Oil & Gas Co., Class A (K)	250	2,948
Convergys Corp. (F)	1,875	52,069
Cooper Cos., Inc. (F)	975	150,121

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Core-Mark Holding Co., Inc. (F)	150	$ 12,234
CoreLogic, Inc. (K)	4,400	152,680
CoreSite Realty Corp., REIT (F)	700	49,007
Corning, Inc.	1,629	34,030
Corporate Office Properties Trust, REIT	5,425	142,352
Corrections Corp. of America, REIT (F)	2,500	80,125
CoStar Group, Inc. (F) (K)	1,816	341,717
Costco Wholesale Corp.	4,021	633,629
Cousins Properties, Inc., REIT (F)	4,800	49,824
CR Bard, Inc.	2,250	456,007
Cracker Barrel Old Country Store, Inc. (F)	575	87,785
Crane Co.	3,075	165,619
Crocs, Inc. (K)	1,425	13,709
Cross Country Healthcare, Inc. (F) (K)	1,500	17,445
Crown Holdings, Inc. (K)	6,418	318,269
CST Brands, Inc.	1,350	51,691
CSX Corp.	5,117	131,763
Cummins, Inc. (F)	3,439	378,084
Curtiss-Wright Corp. (F)	1,150	87,020
CVB Financial Corp. (F)	1,700	29,665
CVS Health Corp.	2,895	300,298
Cynosure, Inc., Class A (F) (K)	400	17,648
D.R. Horton, Inc.	14,219	429,840
Dana Holding Corp. (F)	9,775	137,730
Danaher Corp.	1,617	153,389
Darden Restaurants, Inc. (F)	4,455	295,366
Darling International, Inc. (K)	3,225	42,473
Dean Foods Co. (F)	6,900	119,508
Deckers Outdoor Corp. (F) (K)	550	32,951
Deere & Co. (F)	646	49,736
Delta Air Lines, Inc.	39,154	1,906,017
Denbury Resources, Inc. (F)	18,030	40,027
Depomed, Inc. (F) (K)	950	13,234
Devon Energy Corp., Class A	6,300	172,872
Diamondback Energy, Inc. (F) (K)	2,409	185,927
DiamondRock Hospitality Co., REIT (F)	21,397	216,538
Dick’s Sporting Goods, Inc.	1,825	85,319
Diebold, Inc. (F)	1,025	29,633
Digi International, Inc. (K)	2,750	25,933
Dime Community Bancshares, Inc.	4,500	79,290
Diodes, Inc. (K)	650	13,065
Discover Financial Services	14,266	726,425
DISH Network Corp., Class A (K)	7,176	331,962
Dollar General Corp.	13,067	1,118,535
Domino’s Pizza, Inc. (F)	125	16,483
Domtar Corp.	1,225	49,612
Douglas Emmett, Inc., REIT	3,350	100,868
Dow Chemical Co.	9,852	501,073
Dr. Pepper Snapple Group, Inc.	995	88,973
Dril-Quip, Inc., Class A (F) (K)	425	25,738
DTS, Inc. (K)	275	5,990
Duke Realty Corp., REIT	6,100	137,494
E.I. du Pont de Nemours & Co.	8,839	559,685
Eagle Materials, Inc. (F)	5,240	367,376
East West Bancorp, Inc.	14,718	478,041
EastGroup Properties, Inc., REIT (F)	175	10,565
Eastman Chemical Co.	3,811	275,269
Eaton Corp. PLC	10,874	680,277
Eaton Vance Corp. (F)	1,000	33,520
eBay, Inc. (K)	34,930	833,430
Edison International	8,523	612,718
El Paso Electric Co.	1,650	75,702
Electro Scientific Industries, Inc. (K)	475	3,396
Electronic Arts, Inc. (F) (K)	11,403	753,852
Eli Lilly & Co.	12,355	889,684
EMCOR Group, Inc.	2,725	132,435
Emergent Biosolutions, Inc. (K)	375	13,631

The notes are an integral part of this report. Transamerica Series Trust	Page 35	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Encore Capital Group, Inc. (F) (K)	425	$ 10,940
Energizer Holdings, Inc. (F)	12,165	492,804
EnerSys (F)	2,825	157,409
Engility Holdings, Inc. (K)	400	7,504
Ensign Group, Inc. (F)	625	14,150
Entergy Corp., Class B	5,790	459,031
Envision Healthcare Holdings, Inc. (F) (K)	11,837	241,475
EOG Resources, Inc.	4,899	355,569
Epiq Systems, Inc.	625	9,388
EPR Properties, REIT (F)	900	59,958
EQT Corp.	4,378	294,464
Equifax, Inc.	376	42,973
Equinix, Inc., REIT (F)	630	208,347
Equity Commonwelath, REIT (K)	7,950	224,349
Equity One, Inc., REIT	475	13,614
Essendant, Inc.	4,075	130,115
Essex Property Trust, Inc., REIT (F)	437	102,197
Estee Lauder Cos., Inc., Class A	1,120	105,627
Evercore Partners, Inc., Class A	2,750	142,312
ExlService Holdings, Inc. (K)	1,900	98,420
Express Scripts Holding Co. (F) (K)	2,375	163,139
Express, Inc. (F) (K)	1,475	31,580
Exterran Corp. (K)	612	9,462
Exxon Mobil Corp.	17,845	1,491,664
Facebook, Inc., Class A (K)	31,743	3,621,876
FactSet Research Systems, Inc. (F)	800	121,224
Fair Isaac Corp. (F)	675	71,611
Federal Signal Corp.	1,175	15,581
Fidelity National Information Services, Inc.	6,667	422,088
Fifth Third Bancorp (F)	4,003	66,810
Finish Line, Inc., Class A (F)	1,000	21,100
First American Financial Corp. (F)	5,100	194,361
First Financial Bancorp	800	14,544
First Horizon National Corp.	2,475	32,423
First Midwest Bancorp, Inc.	7,325	131,996
First NBC Bank Holding Co. (K)	350	7,207
First Solar, Inc. (K)	3,000	205,410
Flowers Foods, Inc. (F)	2,450	45,227
Fluor Corp. (F)	7,849	421,491
FMC Technologies, Inc. (K)	16,000	437,760
Foot Locker, Inc. (F)	1,850	119,325
Ford Motor Co.	52,780	712,530
Fortinet, Inc. (F) (K)	3,325	101,845
Fortune Brands Home & Security, Inc. (F)	11,867	665,027
Fossil Group, Inc. (K)	725	32,205
Franklin Street Properties Corp., REIT (F)	1,400	14,854
FTI Consulting, Inc. (F) (K)	700	24,857
Fulton Financial Corp. (F)	4,100	54,858
FutureFuel Corp.	4,750	56,002
Gartner, Inc. (F) (K)	1,669	149,125
General Cable Corp. (F)	8,500	103,785
General Communication, Inc., Class A (F) (K)	3,475	63,662
General Electric Co.	28,037	891,296
General Motors Co.	9,395	295,285
Gentherm, Inc. (K)	175	7,278
Geo Group, Inc., REIT	1,325	45,938
Getty Realty Corp., REIT (F)	502	9,955
Gibraltar Industries, Inc. (K)	625	17,875
Gilead Sciences, Inc.	37,575	3,451,639
Global Payments, Inc. (F)	3,288	214,706
Goldman Sachs Group, Inc.	1,778	279,110
Government Properties Income Trust, REIT (F)	750	13,388
Graham Holdings Co., Class B	75	36,000
Great Plains Energy, Inc.	5,825	187,856
Greatbatch, Inc. (K)	450	16,038
Green Dot Corp., Class A (F) (K)	475	10,911

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Green Plains, Inc. (F)	750	$ 11,970
Greenbrier Cos., Inc. (F)	3,400	93,976
Group 1 Automotive, Inc. (F)	450	26,411
Guess?, Inc. (F)	5,525	103,704
Guidewire Software, Inc. (F) (K)	5,611	305,687
Gulf Island Fabrication, Inc.	2,225	17,466
Gulfport Energy Corp. (K)	5,400	153,036
Haemonetics Corp. (K)	975	34,106
Hain Celestial Group, Inc. (F) (K)	1,375	56,251
Halliburton Co.	8,193	292,654
Hancock Holding Co. (F)	1,575	36,162
Hanmi Financial Corp., Class B	2,800	61,656
Hanover Insurance Group, Inc. (F)	2,650	239,083
Harman International Industries, Inc.	3,181	283,236
Harris Corp.	9,165	713,587
Hartford Financial Services Group, Inc.	7,305	336,614
Haverty Furniture Cos., Inc.	350	7,406
Hawaiian Electric Industries, Inc. (F)	3,825	123,930
Hawaiian Holdings, Inc. (F) (K)	3,975	187,580
HCA Holdings, Inc. (K)	3,405	265,760
HCP, Inc., REIT	5,520	179,842
HD Supply Holdings, Inc. (K)	19,057	630,215
Healthways, Inc. (K)	400	4,036
Heartland Payment Systems, Inc.	1,100	106,227
Heidrick & Struggles International, Inc.	1,500	35,550
Helen of Troy, Ltd. (F) (K)	625	64,806
Helix Energy Solutions Group, Inc., Class A (F) (K)	7,800	43,680
Herbalife, Ltd. (F) (K)	5,100	313,956
Herman Miller, Inc.	1,150	35,524
Hershey Co. (F)	3,761	346,350
Hess Corp.	1,059	55,756
Hewlett Packard Enterprise Co.	12,235	216,927
HFF, Inc., Class A	2,200	60,566
Highwoods Properties, Inc., REIT (F)	2,550	121,915
Hill-Rom Holdings, Inc.	3,225	162,217
Hilton Worldwide Holdings, Inc.	21,899	493,165
HMS Holdings Corp. (K)	500	7,175
HNI Corp. (F)	825	32,315
HollyFrontier Corp.	6,250	220,750
Hologic, Inc. (K)	4,200	144,900
Home BancShares, Inc. (F)	825	33,784
Home Depot, Inc.	17,177	2,291,927
Honeywell International, Inc.	9,524	1,067,164
Hospitality Properties Trust, REIT (F)	2,800	74,368
HP, Inc.	23,730	292,354
HSN, Inc. (F)	600	31,386
Hub Group, Inc., Class A (K)	3,800	155,002
Hubbell, Inc.	850	90,040
Humana, Inc., Class A	7,567	1,384,383
Huntington Ingalls Industries, Inc.	3,890	532,697
ICU Medical, Inc., Class B (K)	950	98,895
IDACORP, Inc. (F)	1,725	128,668
IDEX Corp.	1,225	101,528
IDEXX Laboratories, Inc. (F) (K)	875	68,530
II-VI, Inc. (K)	275	5,970
Illinois Tool Works, Inc., Class A	6,980	715,031
Illumina, Inc. (K)	5,174	838,757
Impax Laboratories, Inc. (F) (K)	925	29,619
Independent Bank Corp.	575	26,427
Ingersoll-Rand PLC	2,172	134,686
Ingram Micro, Inc., Class A	3,050	109,525
Ingredion, Inc.	6,875	734,181
Innophos Holdings, Inc.	3,375	104,321
Innospec, Inc.	2,450	106,232
Insight Enterprises, Inc. (K)	4,550	130,312
Insperity, Inc.	2,300	118,979

The notes are an integral part of this report. Transamerica Series Trust	Page 36	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Integrated Device Technology, Inc. (K)	2,725	$ 55,699
Intercontinental Exchange, Inc.	1,684	395,976
InterDigital, Inc. (F)	650	36,173
Interface, Inc., Class A	2,900	53,766
International Game Technology PLC	5,300	96,725
INTL. FCStone, Inc. (K)	3,125	83,531
Invesco, Ltd.	14,504	446,288
ITT Corp.	4,050	149,404
Ixia (K)	925	11,526
J&J Snack Foods Corp.	275	29,777
j2 Global, Inc. (F)	525	32,330
Jabil Circuit, Inc.	3,725	71,781
Jack in the Box, Inc. (F)	700	44,709
Jarden Corp. (F) (K)	3,850	226,957
JC Penney Co., Inc. (F) (K)	5,225	57,788
JetBlue Airways Corp. (F) (K)	8,500	179,520
Johnson & Johnson	9,028	976,830
Johnson Controls, Inc.	1,262	49,180
Jones Lang LaSalle, Inc.	4,230	496,264
Kaiser Aluminum Corp.	1,625	137,377
KapStone Paper and Packaging Corp. (F)	1,700	23,545
KBR, Inc. (F)	7,900	122,292
Kennametal, Inc. (F)	1,500	33,735
KeyCorp	13,029	143,840
Keysight Technologies, Inc. (K)	6,700	185,858
Kilroy Realty Corp., REIT (F)	1,850	114,459
Kimberly-Clark Corp.	6,189	832,482
Kimco Realty Corp., REIT	8,276	238,183
Kinder Morgan, Inc.	7,028	125,520
Kindred Healthcare, Inc. (F)	2,750	33,963
Kirkland’s, Inc.	625	10,944
Kite Pharma, Inc. (K)	5,122	235,151
Kite Realty Group Trust, REIT (F)	5,825	161,411
KLA-Tencor Corp.	7,579	551,827
Koppers Holdings, Inc. (K)	2,250	50,557
Korn/Ferry International	2,675	75,676
Kroger Co.	10,785	412,526
L-3 Communications Holdings, Inc.	3,441	407,758
La-Z-Boy, Inc.	1,000	26,740
Lam Research Corp.	17,890	1,477,714
Landstar System, Inc. (F)	850	54,918
LaSalle Hotel Properties, REIT (F)	3,569	90,331
LegacyTexas Financial Group, Inc.	750	14,738
Leidos Holdings, Inc.	9,685	487,349
Lennox International, Inc. (F)	5,324	719,752
Lexmark International, Inc., Class A	2,150	71,874
Liberty Property Trust, Series C, REIT	5,991	200,459
LifePoint Health, Inc. (K)	2,275	157,544
Lincoln Electric Holdings, Inc. (F)	550	32,214
Lincoln National Corp.	6,602	258,798
Liquidity Services, Inc. (F) (K)	4,600	23,828
Lithia Motors, Inc., Class A (F)	1,125	98,246
Littelfuse, Inc.	425	52,322
Live Nation Entertainment, Inc. (F) (K)	2,800	62,468
LKQ Corp. (K)	5,675	181,203
LogMeIn, Inc. (F) (K)	475	23,969
Lowe’s Cos., Inc.	30,424	2,304,618
Lumentum Holdings, Inc. (K)	825	22,250
Lydall, Inc. (K)	300	9,756
LyondellBasell Industries NV, Class A	11,330	969,621
Mack-Cali Realty Corp., REIT (F)	1,700	39,950
Magellan Health, Inc. (K)	1,300	88,309
Manpowergroup, Inc.	4,605	374,939
Marathon Oil Corp.	21,660	241,292
Marathon Petroleum Corp.	5,525	205,419
MarketAxess Holdings, Inc.	700	87,381
Marriott Vacations Worldwide Corp. (F)	550	37,125

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Martin Marietta Materials, Inc. (F)	1,134	$ 180,884
Masco Corp.	21,205	666,897
Masimo Corp. (K)	2,975	124,474
MasterCard, Inc., Class A	10,234	967,113
Matrix Service Co. (F) (K)	2,525	44,693
Matson, Inc.	900	36,153
Matthews International Corp., Class A	550	28,309
MAXIMUS, Inc., Class A (F)	650	34,216
MB Financial, Inc. (F)	1,075	34,884
McDonald’s Corp.	2,600	326,768
McGraw Hill Financial, Inc.	4,875	482,527
McKesson Corp.	5,637	886,418
MDU Resources Group, Inc. (F)	2,600	50,596
Mead Johnson Nutrition Co., Class A	400	33,988
Medical Properties Trust, Inc., REIT (F)	4,700	61,006
Medicines Co. (F) (K)	2,900	92,133
Medifast, Inc. (F)	275	8,302
MEDNAX, Inc. (F) (K)	1,800	116,316
Mentor Graphics Corp.	3,850	78,270
Merck & Co., Inc.	6,011	318,042
Meredith Corp. (F)	700	33,250
Meritage Homes Corp. (K)	725	26,434
Methode Electronics, Inc. (F)	3,325	97,223
MetLife, Inc.	17,544	770,883
Mettler-Toledo International, Inc. (K)	550	189,618
Microsemi Corp. (F) (K)	2,625	100,564
Microsoft Corp.	101,751	5,619,708
MicroStrategy, Inc., Class A (K)	625	112,325
Mid-America Apartment Communities, Inc., REIT (F)	2,875	293,854
Minerals Technologies, Inc.	750	42,638
MKS Instruments, Inc.	1,200	45,180
Mohawk Industries, Inc. (K)	5,122	977,790
Molina Healthcare, Inc. (F) (K)	9,465	610,398
Molson Coors Brewing Co., Class B	6,530	628,055
Momenta Pharmaceuticals, Inc., Class B (F) (K)	10,875	100,485
Mondelez International, Inc., Class A	21,185	849,942
Monsanto Co.	480	42,115
Monster Beverage Corp. (K)	2,074	276,630
Monster Worldwide, Inc. (F) (K)	1,425	4,646
Moog, Inc., Class A (K)	2,375	108,490
Morgan Stanley	24,962	624,300
Mosaic Co. (F)	13,898	375,246
Motorola Solutions, Inc.	2,000	151,400
Movado Group, Inc.	350	9,636
MSC Industrial Direct Co., Inc., Class A	100	7,631
MSCI, Inc., Class A	6,135	454,481
Mueller Industries, Inc. (F)	1,125	33,098
Murphy USA, Inc. (K)	1,350	82,957
Mylan NV (K)	2,037	94,415
Nabors Industries, Ltd.	5,400	49,680
Nanometrics, Inc. (K)	2,225	35,244
National Fuel Gas Co. (F)	850	42,543
National Oilwell Varco, Inc. (F)	1,265	39,342
Natus Medical, Inc. (F) (K)	2,750	105,682
Navigators Group, Inc. (K)	250	20,968
NBT Bancorp, Inc. (F)	700	18,865
NCR Corp. (K)	6,925	207,265
Neenah Paper, Inc.	350	22,281
Netflix, Inc. (F) (K)	4,912	502,154
NETGEAR, Inc. (F) (K)	675	27,250
NetScout Systems, Inc. (F) (K)	1,925	44,217
NeuStar, Inc., Class A (F) (K)	1,050	25,830
New Jersey Resources Corp. (F)	1,625	59,199
New York Community Bancorp, Inc.	1,650	26,235
Newmont Mining Corp.	2,623	69,719

The notes are an integral part of this report. Transamerica Series Trust	Page 37	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
NextEra Energy, Inc.	5,754	$ 680,928
NIC, Inc.	1,125	20,284
Northrop Grumman Corp.	7,940	1,571,326
NorthWestern Corp. (F)	875	54,031
Norwegian Cruise Line Holdings, Ltd. (F) (K)	9,134	505,019
NOW, Inc. (F) (K)	2,125	37,655
Nuance Communications, Inc. (K)	23,940	447,439
Nutrisystem, Inc.	450	9,392
NuVasive, Inc. (F) (K)	975	47,434
NVIDIA Corp. (F)	13,565	483,321
NVR, Inc. (K)	255	441,762
O’Reilly Automotive, Inc. (F) (K)	456	124,789
Occidental Petroleum Corp.	13,081	895,133
Oceaneering International, Inc.	1,825	60,663
Office Depot, Inc. (F) (K)	16,150	114,665
OGE Energy Corp. (F)	7,500	214,725
Oil States International, Inc. (K)	925	29,156
Old Dominion Freight Line, Inc. (F) (K)	4,246	295,607
Old Republic International Corp.	10,100	184,628
Olin Corp. (F)	3,325	57,755
Omnicell, Inc. (K)	650	18,116
On Assignment, Inc. (K)	800	29,536
Oracle Corp.	30,963	1,266,696
Orbital ATK, Inc.	1,150	99,981
Owens & Minor, Inc. (F)	1,200	48,504
Oxford Industries, Inc.	275	18,488
P.H. Glatfelter Co.	825	17,102
PACCAR, Inc. (F)	9,735	532,407
Packaging Corp. of America	1,900	114,760
PacWest Bancorp (F)	4,625	171,819
Palo Alto Networks, Inc. (F) (K)	1,525	248,788
Panera Bread Co., Class A (F) (K)	925	189,468
PAREXEL International Corp. (F) (K)	1,125	70,571
Park Electrochemical Corp.	400	6,404
Parker-Hannifin Corp.	922	102,416
Parkway Properties, Inc., REIT	425	6,656
Patterson-UTI Energy, Inc.	2,450	43,169
PayPal Holdings, Inc. (K)	17,249	665,811
PBF Energy, Inc., Class A	6,480	215,136
PDC Energy, Inc. (F) (K)	250	14,863
PepsiCo, Inc.	13,351	1,368,210
Perry Ellis International, Inc. (K)	1,975	36,360
Pfizer, Inc.	58,586	1,736,489
PharMerica Corp. (K)	5,275	116,630
Philip Morris International, Inc.	11,761	1,153,872
Pilgrim’s Pride Corp. (F) (K)	17,785	451,739
Pinnacle Financial Partners, Inc.	675	33,116
Pioneer Energy Services Corp. (K)	1,150	2,530
Pioneer Natural Resources Co. (F)	3,357	472,464
Piper Jaffray Cos. (F) (K)	275	13,629
Pitney Bowes, Inc. (F)	6,095	131,286
Plexus Corp. (K)	625	24,700
Polaris Industries, Inc. (F)	400	39,392
Polycom, Inc. (K)	4,425	49,339
Post Holdings, Inc. (F) (K)	2,275	156,452
Post Properties, Inc., REIT	2,125	126,947
PPG Industries, Inc.	4,418	492,563
PPL Corp.	13,120	499,478
Prestige Brands Holdings, Inc. (F) (K)	975	52,055
Priceline Group, Inc. (K)	504	649,636
PrivateBancorp, Inc., Class A	1,275	49,215
Procter & Gamble Co.	12,827	1,055,790
Progress Software Corp. (K)	4,050	97,686
Prologis, Inc., Class A, REIT	6,438	284,431
Providence Service Corp. (F) (K)	175	8,937
Provident Financial Services, Inc. (F)	1,025	20,695
Prudential Financial, Inc.	4,337	313,218

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
PS Business Parks, Inc., REIT (F)	700	$ 70,357
PTC, Inc. (K)	5,675	188,183
Public Service Enterprise Group, Inc.	10,140	478,000
Public Storage, REIT	2,573	709,711
PulteGroup, Inc.	11,144	208,504
PVH Corp.	438	43,388
QEP Resources, Inc.	3,150	44,447
QLogic Corp. (K)	1,550	20,832
Qorvo, Inc. (F) (K)	643	32,414
Quaker Chemical Corp.	250	21,215
Quality Systems, Inc. (F)	825	12,573
Qualys, Inc. (F) (K)	450	11,390
Quanex Building Products Corp.	625	10,850
Quest Diagnostics, Inc.	957	68,378
R.R. Donnelley & Sons Co. (F)	15,640	256,496
Rackspace Hosting, Inc. (F) (K)	1,600	34,544
Ralph Lauren Corp., Class A (F)	1,617	155,652
Raymond James Financial, Inc.	4,550	216,625
Rayonier Advanced Materials, Inc. (F)	800	7,600
Rayonier, Inc., REIT (F)	6,000	148,080
RE/MAX Holdings, Inc., Class A	350	12,005
Red Robin Gourmet Burgers, Inc. (F) (K)	250	16,118
Regal Beloit Corp.	2,675	168,766
Regency Centers Corp., REIT	1,750	130,987
Regeneron Pharmaceuticals, Inc., Class A (K)	1,111	400,449
Reinsurance Group of America, Inc., Class A	2,475	238,219
Reliance Steel & Aluminum Co.	2,125	147,029
ResMed, Inc. (F)	2,750	159,005
Resources Connection, Inc. (F)	2,375	36,955
Retail Opportunity Investments Corp., REIT (F)	1,900	38,228
Revance Therapeutics, Inc. (F) (K)	7,710	134,617
REX American Resources Corp., Class A (F) (K)	150	8,321
Reynolds American, Inc., Class A	18,138	912,523
Rofin-Sinar Technologies, Inc. (K)	550	17,721
Ross Stores, Inc.	922	53,384
Rovi Corp. (K)	3,850	78,963
Rowan Cos. PLC, Class A	2,400	38,640
Royal Caribbean Cruises, Ltd., Class A (F)	5,712	469,241
RPM International, Inc.	4,350	205,885
Ruby Tuesday, Inc. (K)	1,225	6,591
Rudolph Technologies, Inc. (K)	675	9,221
salesforce.com, Inc. (K)	3,740	276,124
Sanderson Farms, Inc. (F)	250	22,545
Sanmina Corp. (K)	3,025	70,724
Saul Centers, Inc., REIT	225	11,930
Schlumberger, Ltd.	4,975	366,906
Schweitzer-Mauduit International, Inc. (F)	3,425	107,819
Science Applications International Corp.	825	44,006
Scotts Miracle-Gro Co., Class A (F)	2,625	191,021
Sealed Air Corp., Class A	10,050	482,500
SEI Investments Co.	5,950	256,147
Select Comfort Corp. (F) (K)	1,000	19,390
Selective Insurance Group, Inc. (F)	1,075	39,356
Sempra Energy	1,383	143,901
Semtech Corp. (K)	1,925	42,331
Seneca Foods Corp., Class A (K)	600	20,844
Senior Housing Properties Trust, REIT (F)	7,075	126,572
ServiceMaster Global Holdings, Inc. (K)	5,875	221,370
ServiceNow, Inc. (F) (K)	4,328	264,787
Sherwin-Williams Co.	1,322	376,334
Signature Bank (K)	3,729	507,591
Simmons First National Corp., Class A (F)	725	32,676
Simon Property Group, Inc., REIT	550	114,229

The notes are an integral part of this report. Transamerica Series Trust	Page 38	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Sizmek, Inc. (F) (K)	1,850	$ 5,365
Skechers U.S.A., Inc., Class A (F) (K)	2,750	83,737
SL Green Realty Corp., REIT (F)	1,412	136,795
SLM Corp. (F) (K)	7,800	49,608
Snap-on, Inc.	337	52,906
SolarCity Corp. (F) (K)	4,033	99,131
Sonoco Products Co.	1,200	58,284
Southwest Airlines Co.	1,485	66,528
Southwest Gas Corp.	1,000	65,850
Sovran Self Storage, Inc., REIT	600	70,770
SpartanNash Co.	3,375	102,296
Spirit Aerosystems Holdings, Inc., Class A (K)	7,960	361,066
Splunk, Inc. (F) (K)	4,966	242,986
Spok Holdings, Inc. (F)	1,775	31,080
Sprouts Farmers Market, Inc. (F) (K)	12,185	353,852
SPX Corp. (F)	750	11,265
SPX FLOW, Inc. (K)	4,775	119,757
Standard Motor Products, Inc.	550	19,058
Standex International Corp.	250	19,453
Stanley Black & Decker, Inc.	4,116	433,044
Starbucks Corp.	18,475	1,102,957
State Street Corp.	5,525	323,323
Steel Dynamics, Inc.	26,295	591,900
Stepan Co.	1,750	96,757
Stericycle, Inc. (F) (K)	3,844	485,074
Sterling Bancorp (F)	8,400	133,812
Steven Madden, Ltd., Class B (K)	1,125	41,670
Stewart Information Services Corp. (F)	475	17,233
Stifel Financial Corp. (F) (K)	1,150	34,040
STORE Capital Corp., REIT	1,600	41,408
Strayer Education, Inc. (F) (K)	225	10,969
Stryker Corp.	2,415	259,105
Sturm Ruger & Co., Inc. (F)	325	22,224
Summit Hotel Properties, Inc., REIT (F)	11,325	135,560
Superior Energy Services, Inc.	6,075	81,344
SUPERVALU, Inc. (K)	9,050	52,128
SVB Financial Group (K)	2,135	217,877
Sykes Enterprises, Inc. (K)	4,075	122,983
Synaptics, Inc. (F) (K)	700	55,818
Synchronoss Technologies, Inc. (K)	1,300	42,042
Synchrony Financial (K)	8,229	235,843
SYNNEX Corp. (F)	2,950	273,140
Synopsys, Inc. (K)	6,025	291,851
Synovus Financial Corp.	6,125	177,074
T-Mobile US, Inc. (K)	3,520	134,816
Take-Two Interactive Software, Inc. (F) (K)	16,875	635,681
Talen Energy Corp. (F) (K)	10,175	91,575
Tanger Factory Outlet Centers, Inc., REIT	1,800	65,502
Target Corp.	18,750	1,542,750
Taubman Centers, Inc., REIT	2,575	183,417
TCF Financial Corp.	11,775	144,361
TD Ameritrade Holding Corp.	4,206	132,615
Tech Data Corp. (F) (K)	1,975	151,621
Telephone & Data Systems, Inc.	5,250	157,972
TeleTech Holdings, Inc.	450	12,492
Tempur Sealy International, Inc. (F) (K)	1,150	69,908
Teradyne, Inc.	8,800	189,992
Terex Corp.	3,650	90,812
Tesco Corp., Class B	600	5,166
Tesla Motors, Inc. (F) (K)	1,582	363,496
Tesoro Corp.	2,680	230,507
Tetra Tech, Inc.	5,200	155,064
Texas Capital Bancshares, Inc. (K)	825	31,664
Texas Instruments, Inc.	13,418	770,462
Texas Roadhouse, Inc., Class A (F)	1,175	51,206
Textron, Inc.	1,306	47,617

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Thermo Fisher Scientific, Inc.	2,390	$ 338,400
Thor Industries, Inc.	850	54,204
Tiffany & Co. (F)	1,785	130,983
Time Warner Cable, Inc.	1,238	253,320
Time Warner, Inc.	14,652	1,063,003
Time, Inc. (F)	2,075	32,038
Timken Co. (F)	1,550	51,909
TJX Cos., Inc.	8,638	676,787
Toll Brothers, Inc. (K)	13,455	397,057
TopBuild Corp. (K)	3,450	102,603
Toro Co. (F)	325	27,989
Travelers Cos., Inc.	3,785	441,747
Trimble Navigation, Ltd. (F) (K)	4,050	100,440
Trinity Industries, Inc. (F)	7,300	133,663
TrueBlue, Inc. (K)	2,900	75,835
TrustCo Bank Corp. (F)	1,750	10,605
Trustmark Corp., Class A (F)	1,550	35,697
Tupperware Brands Corp. (F)	875	50,732
Twenty-First Century Fox, Inc., Class A	63,628	1,773,949
Tyler Technologies, Inc. (F) (K)	375	48,229
Tyson Foods, Inc., Class A	16,470	1,097,890
U.S. Steel Corp. (F)	776	12,455
UGI Corp.	21,705	874,494
Ulta Salon Cosmetics & Fragrance, Inc. (F) (K)	2,664	516,123
Ultratech, Inc. (F) (K)	525	11,466
UMB Financial Corp. (F)	750	38,723
Umpqua Holdings Corp. (F)	5,950	94,367
Union Pacific Corp.	11,137	885,948
United Community Banks, Inc.	6,800	125,596
United Continental Holdings, Inc. (K)	10,878	651,157
United Fire Group, Inc.	750	32,865
United Technologies Corp.	10,593	1,060,359
United Therapeutics Corp. (F) (K)	2,050	228,431
UnitedHealth Group, Inc.	16,682	2,150,310
Universal Corp.	425	24,144
Universal Forest Products, Inc.	375	32,183
Urstadt Biddle Properties, Inc., Class A, REIT (F)	450	9,428
US Ecology, Inc. (F)	450	19,872
Valero Energy Corp.	22,168	1,421,856
Valmont Industries, Inc. (F)	575	71,208
Valspar Corp. (F)	675	72,238
Vantiv, Inc., Class A (K)	9,961	536,699
VCA, Inc. (K)	3,800	219,222
Vectren Corp. (F)	3,700	187,072
Veeva Systems, Inc., Class A (F) (K)	11,355	284,329
VeriFone Systems, Inc. (F) (K)	3,838	108,385
VeriSign, Inc. (F) (K)	4,815	426,320
Veritiv Corp. (F) (K)	1,400	52,164
Verizon Communications, Inc.	27,356	1,479,412
Vertex Pharmaceuticals, Inc. (K)	7,226	574,395
VF Corp.	6,815	441,339
Viad Corp.	3,750	109,350
Viavi Solutions, Inc. (K)	4,925	33,786
Virtus Investment Partners, Inc. (F)	150	11,717
Visa, Inc., Class A (F)	37,912	2,899,510
Vishay Intertechnology, Inc. (F)	2,725	33,272
Vista Outdoor, Inc. (K)	1,200	62,292
Vornado Realty Trust, Class A, REIT	3,285	310,203
VOXX International Corp., Class A (K)	1,575	7,040
Voya Financial, Inc.	6,869	204,490
Vulcan Materials Co.	4,303	454,268
Wabtec Corp. (F)	400	31,716
Waddell & Reed Financial, Inc., Class A (F)	1,600	37,664
Wal-Mart Stores, Inc.	17,652	1,208,985
Walgreens Boots Alliance, Inc.	1,140	96,034

The notes are an integral part of this report. Transamerica Series Trust	Page 39	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Walker & Dunlop, Inc. (K)	575	$ 13,955
Waste Connections, Inc. (F)	12,918	834,374
Watsco, Inc.	500	67,370
Watts Water Technologies, Inc., Class A (F)	225	12,404
Wayfair, Inc., Class A (F) (K)	6,024	260,357
Webster Financial Corp. (F)	1,675	60,132
Weingarten Realty Investors, REIT	2,350	88,172
WellCare Health Plans, Inc. (F) (K)	4,081	378,513
Wells Fargo & Co.	65,929	3,188,326
West Pharmaceutical Services, Inc. (F)	175	12,131
Westar Energy, Inc., Class A	525	26,045
Western Refining, Inc.	1,300	37,817
Western Union Co. (F)	5,430	104,745
WestRock Co.	5,338	208,342
WEX, Inc. (F) (K)	750	62,520
WGL Holdings, Inc. (F)	175	12,665
WhiteWave Foods Co., Class A (F) (K)	850	34,544
Wilshire Bancorp, Inc. (F)	900	9,270
Winnebago Industries, Inc.	600	13,470
Wintrust Financial Corp. (F)	900	39,906
Wolverine World Wide, Inc.	1,725	31,775
Workday, Inc., Class A (F) (K)	3,114	239,280
World Fuel Services Corp.	1,675	81,371
Worthington Industries, Inc.	950	33,858
WP GLIMCHER, Inc., REIT	3,100	29,419
WPX Energy, Inc. (F) (K)	10,525	73,570
WR Berkley Corp. (F)	1,750	98,350
Xcel Energy, Inc.	14,514	606,975
Xilinx, Inc.	3,060	145,136
Yum! Brands, Inc.	2,491	203,888

		222,292,951

Total Common Stocks (Cost $296,173,217)		299,036,339

PREFERRED STOCKS - 0.0% (A)
Germany - 0.0% (A)
Henkel AG & Co. KGaA
1.35% (L)	2,957	326,046
Volkswagen AG
4.77% (L)	686	87,310

Total Preferred Stocks (Cost $476,376)		413,356

INVESTMENT COMPANIES - 4.5%
United States - 4.5%
JPMorgan High Yield Fund	2,751,464	18,985,105
JPMorgan Value Advantage Fund	1,441,941	40,576,225

Total Investment Companies (Cost $62,808,819)		59,561,330

MASTER LIMITED PARTNERSHIP - 0.0% (A)
Bermuda - 0.0% (A)
Lazard, Ltd., Class A	8,504	329,955

Total Master Limited Partnership (Cost $432,694)		329,955

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.0% (A)
U.S. Treasury Bill
0.19% (L), 04/28/2016 (F) (J)	$ 175,000	$ 174,977
0.33% (L), 07/07/2016 (J)	290,000	289,817
0.42% (L), 07/07/2016 (I) (J)	10,000	9,994

Total Short-Term U.S. Government Obligations (Cost $474,713)		474,788

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (L)	83,378,247	83,378,247

Total Securities Lending Collateral (Cost $83,378,247)		83,378,247

	Principal	Value
REPURCHASE AGREEMENT - 4.3%
State Street Bank & Trust Co. 0.03% (L), dated 03/31/2016, to be repurchased at $57,802,979 on 04/01/2016. Collateralized by a U.S. Government Agency Obligation, 0.88%, due 02/22/2017, and with a value of $58,962,038.	$ 57,802,930	57,802,930

Total Repurchase Agreement (Cost $57,802,930)		57,802,930

Total Investments (Cost $1,394,079,104) (M)		1,411,323,077
Net Other Assets (Liabilities) - (6.2)%		(82,405,952)

Net Assets - 100.0%		$ 1,328,917,125

The notes are an integral part of this report. Transamerica Series Trust	Page 40	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FUTURES CONTRACTS: (N)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Long	25	06/30/2016	$3,464	$—
5-Year U.S. Treasury Note	Short	(28)	06/30/2016	—	(20,617)
10-Year Australian Treasury Bond	Long	115	06/15/2016	83,964	—
10-Year Canadian Government Bond	Short	(155)	06/21/2016	149,110	—
10-Year U.S. Treasury Note	Long	413	06/21/2016	81,688	—
10-Year U.S. Treasury Note	Short	(43)	06/21/2016	—	(43,770)
EURO STOXX 50® Index	Long	212	06/17/2016	—	(176,286)
FTSE 100 Index	Long	3	06/17/2016	—	(952)
German Euro Bund	Short	(36)	06/08/2016	—	(13,562)
Hang Seng Index	Short	(74)	04/28/2016	—	(203,238)
Russell 2000® Mini Index	Long	4	06/17/2016	15,657	—
Russell 2000® Mini Index	Short	(139)	06/17/2016	—	(572,463)
S&P 500® E-Mini	Long	107	06/17/2016	363,162	—
S&P Midcap 400 E-Mini Index	Long	9	06/17/2016	46,367	—
S&P/ASX 200 Index	Long	2	06/16/2016	—	(1,229)
TOPIX Index	Long	2	06/09/2016	725	—
TOPIX Index	Short	(102)	06/09/2016	—	(286,690)
U.K. Gilt	Short	(38)	06/28/2016	—	(3,878)
U.S. Treasury Bond	Long	135	06/21/2016	100,130	—
U.S. Treasury Bond	Short	(77)	06/21/2016	—	(45,840)

Total				$844,267	$(1,368,525)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Agency Obligations	15.9%	$ 223,692,576
U.S. Government Obligations	12.9	181,492,633
Asset-Backed Securities	8.0	113,548,500
Banks	6.4	89,690,024
Mortgage-Backed Securities	4.0	56,780,770
U.S. Equity Funds	2.9	40,576,225
Oil, Gas & Consumable Fuels	2.7	38,477,443
Capital Markets	2.2	30,873,215
Electric Utilities	1.8	25,351,019
Insurance	1.7	24,245,662
Pharmaceuticals	1.6	21,973,485
Diversified Telecommunication Services	1.5	21,400,958
Software	1.4	19,130,739
U.S. Fixed Income Funds	1.3	18,985,105
Real Estate Investment Trusts	1.3	18,395,028
Health Care Providers & Services	1.3	17,654,342
Media	1.2	17,499,611
Biotechnology	1.2	16,287,913
Consumer Finance	1.1	16,005,574
Diversified Financial Services	1.0	13,979,937
Beverages	0.9	13,152,742
Technology Hardware, Storage & Peripherals	0.9	12,324,392
IT Services	0.8	11,781,126
Internet Software & Services	0.8	11,153,062
Chemicals	0.8	10,886,173
Specialty Retail	0.8	10,791,903
Aerospace & Defense	0.7	9,958,047
Food & Staples Retailing	0.7	9,809,988
Food Products	0.7	9,798,262
Semiconductors & Semiconductor Equipment	0.7	9,683,713
Automobiles	0.7	9,144,312
Tobacco	0.6	8,053,868
Foreign Government Obligations	0.6	7,857,604
Industrial Conglomerates	0.5	7,486,774
Machinery	0.5	7,291,671

The notes are an integral part of this report. Transamerica Series Trust	Page 41	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Multi-Utilities	0.5%		$ 7,215,063
Road & Rail	0.5		6,955,325
Hotels, Restaurants & Leisure	0.5		6,896,042
Health Care Equipment & Supplies	0.4		6,059,452
Electronic Equipment, Instruments & Components	0.4		5,940,374
Energy Equipment & Services	0.4		5,552,249
Metals & Mining	0.4		5,398,747
Internet & Catalog Retail	0.4		5,205,880
Household Durables	0.3		4,435,507
Airlines	0.3		4,345,175
Communications Equipment	0.3		4,237,601
Commercial Services & Supplies	0.3		4,042,678
Multiline Retail	0.3		4,029,696
Building Products	0.3		3,881,663
Household Products	0.3		3,639,179
Wireless Telecommunication Services	0.2		3,497,568
Trading Companies & Distributors	0.2		3,129,868
Gas Utilities	0.2		2,999,810
Life Sciences Tools & Services	0.2		2,930,308
Electrical Equipment	0.2		2,909,702
Real Estate Management & Development	0.2		2,698,384
Textiles, Apparel & Luxury Goods	0.2		2,293,417
Construction & Engineering	0.1		1,989,745
Construction Materials	0.1		1,831,398
Auto Components	0.1		1,544,388
Transportation Infrastructure	0.1		1,475,823
Containers & Packaging	0.1		1,470,215
Personal Products	0.1		1,287,815
Air Freight & Logistics	0.1		1,166,698
Professional Services	0.1		1,038,868
Independent Power and Renewable Electricity Producers	0.1		917,568
Municipal Government Obligations	0.0	(A)	594,885
Paper & Forest Products	0.0	(A)	589,907
Health Care Technology	0.0	(A)	515,205
Water Utilities	0.0	(A)	365,738
Leisure Products	0.0	(A)	364,512
Distributors	0.0	(A)	291,769
Diversified Consumer Services	0.0	(A)	284,131
Marine	0.0	(A)	250,774
Thrifts & Mortgage Finance	0.0	(A)	179,589

Investments, at Value	90.0		1,269,667,112
Short-Term Investments	10.0		141,655,965

Total Investments	100.0%		$ 1,411,323,077

The notes are an integral part of this report. Transamerica Series Trust	Page 42	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (O)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$113,548,500	$—	$113,548,500
Corporate Debt Securities	—	326,359,164	—	326,359,164
Foreign Government Obligations	—	7,857,604	—	7,857,604
Mortgage-Backed Securities	—	56,780,770	—	56,780,770
Municipal Government Obligations	—	594,885	—	594,885
U.S. Government Agency Obligations	—	223,692,576	—	223,692,576
U.S. Government Obligations	—	181,492,633	—	181,492,633
Common Stocks	232,318,879	66,717,460	—	299,036,339
Preferred Stocks	—	413,356	—	413,356
Investment Companies	59,561,330	—	—	59,561,330
Master Limited Partnership	329,955	—	—	329,955
Short-Term U.S. Government Obligations	—	474,788	—	474,788
Securities Lending Collateral	83,378,247	—	—	83,378,247
Repurchase Agreement	—	57,802,930	—	57,802,930

Total Investments	$375,588,411	$1,035,734,666	$—	$1,411,323,077

Other Financial Instruments
Futures Contracts (P)	$844,267	$—	$—	$844,267

Total Other Financial Instruments	$844,267	$—	$—	$844,267

LIABILITIES
Other Financial Instruments
Futures Contracts (P)	$(1,368,525)	$—	$—	$(1,368,525)

Total Other Financial Instruments	$(1,368,525)	$—	$—	$(1,368,525)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Floating or variable coupon rate. The rate disclosed is as of March 31, 2016.
(C)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At March 31, 2016, the total aggregate value of 144A securities is $125,119,605, representing 9.4% of the Portfolio’s net assets.

(D)	Illiquid security. At March 31, 2016, total aggregate value of illiquid securities is $3,559,057, representing 0.3% of the Portfolio’s net assets.
(E)

Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2016, total aggregate fair value of securities is $1,194,457, representing 0.1% of the Portfolio’s net assets.

(F)

All or a portion of the security is on loan. The total value of all securities on loan is $81,568,508. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Step coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2016; the maturity date disclosed is the ultimate maturity date.
(I)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after March 31, 2016.
(J)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $6,187,457.

(K)	Non-income producing security.
(L)	Rate disclosed reflects the yield at March 31, 2016.
(M)

Aggregate cost for federal income tax purposes is $1,394,079,104. Aggregate gross unrealized appreciation and depreciation for all securities is $44,452,122 and $27,208,149, respectively. Net unrealized appreciation for tax purposes is $17,243,973.

(N)	Cash in the amount of $85,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(O)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(P)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

EUR	Euro

The notes are an integral part of this report. Transamerica Series Trust	Page 43	March 31, 2016 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
FTSE	Financial Times Stock Exchange
MTN	Medium Term Note
REIT	Real Estate Investment Trust
STOXX	Deutsche Börse Group & SIX Group Index
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TOPIX	Tokyo Price Index

The notes are an integral part of this report. Transamerica Series Trust	Page 44	March 31, 2016 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 71.7%
International Equity Fund - 2.2%
iShares MSCI EAFE ETF	489,918	$ 27,989,015

U.S. Equity Funds - 19.7%
iShares Core S&P 500 ETF	865,546	178,865,081
SPDR S&P 500 ETF Trust (A)	217,486	44,706,422
Vanguard Small-Cap ETF	254,897	28,426,114

		251,997,617

U.S. Fixed Income Funds - 49.8%
iShares 20+ Year Treasury Bond ETF (A)	930,710	121,560,033
iShares Core U.S. Aggregate Bond ETF	921,599	102,150,033
Vanguard Total Bond Market ETF	5,010,738	414,838,999

		638,549,065

Total Exchange-Traded Funds (Cost $901,395,503)		918,535,697

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 12.1%
U.S. Treasury Bill
0.32% (B), 06/30/2016	$ 31,243,000	31,226,504
0.33% (B), 06/30/2016	93,000,000	92,950,896
0.34% (B), 06/30/2016	31,000,000	30,983,632

Total Short-Term U.S. Government Obligations (Cost $155,117,104)		155,161,032

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.7%
Put - S&P 500®
Exercise Price $1,550.00
Expiration Date 06/16/2017	23	98,555
Put - S&P 500®
Exercise Price $1,600.00
Expiration Date 06/16/2017	38	178,600
Put - S&P 500®
Exercise Price $1,625.00
Expiration Date 06/16/2017	52	276,120
Put - S&P 500®
Exercise Price $1,650.00
Expiration Date 06/16/2017	192	1,065,600
Put - S&P 500®
Exercise Price $1,675.00
Expiration Date 06/16/2017	30	183,150
Put - S&P 500®
Exercise Price $1,700.00
Expiration Date 06/16/2017	398	2,594,960
Put - S&P 500®
Exercise Price $1,750.00
Expiration Date 06/16/2017	421	3,115,400

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued)
Put - S&P 500®
Exercise Price $1,775.00
Expiration Date 06/16/2017	29	$ 248,820
Put - S&P 500®
Exercise Price $1,800.00
Expiration Date 06/16/2017	171	1,470,600

Total Exchange-Traded Options Purchased (Cost $10,703,451)		9,231,805

	Shares	Value
SECURITIES LENDING COLLATERAL - 10.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (B)	133,289,417	133,289,417

Total Securities Lending Collateral (Cost $133,289,417)		133,289,417

	Principal	Value
REPURCHASE AGREEMENT - 15.5%
State Street Bank & Trust Co. 0.03% (B), dated 03/31/2016, to be repurchased at $198,662,391 on 04/01/2016. Collateralized by a U.S. Government Obligation and U.S. Government Agency Obligations, 0.27% (B) - 0.52% (B), due 06/15/2016 - 09/23/2016, and with a total value of $202,636,381.	$ 198,662,226	198,662,226

Total Repurchase Agreement (Cost $198,662,226)		198,662,226

Total Investments (Cost $1,399,167,701) (C)		1,414,880,177
Net Other Assets (Liabilities) - (10.4)%		(133,142,374)

Net Assets - 100.0%		$ 1,281,737,803

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$918,535,697	$—	$—	$918,535,697
Short-Term U.S. Government Obligations	—	155,161,032	—	155,161,032
Exchange-Traded Options Purchased	9,231,805	—	—	9,231,805
Securities Lending Collateral	133,289,417	—	—	133,289,417
Repurchase Agreement	—	198,662,226	—	198,662,226

Total Investments	$1,061,056,919	$353,823,258	$—	$1,414,880,177

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $130,638,687. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at March 31, 2016.
(C)

Aggregate cost for federal income tax purposes is $1,399,167,701. Aggregate gross unrealized appreciation and depreciation for all securities is $17,855,257 and $2,142,781, respectively. Net unrealized appreciation for tax purposes is $15,712,476.

(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 67.0%
International Equity Fund - 3.7%
iShares MSCI EAFE ETF (A)	395,282	$ 22,582,461

U.S. Equity Funds - 33.3%
iShares Core S&P 500 ETF	702,906	145,255,525
SPDR S&P 500 ETF Trust (A)	177,362	36,458,533
Vanguard Small-Cap ETF	206,031	22,976,577

		204,690,635

U.S. Fixed Income Funds - 30.0%
iShares 20+ Year Treasury Bond ETF (A)	270,138	35,282,724
iShares Core U.S. Aggregate Bond ETF	267,976	29,702,460
Vanguard Total Bond Market ETF	1,435,513	118,846,121

		183,831,305

Total Exchange-Traded Funds (Cost $407,056,893)		411,104,401

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 14.5%
U.S. Treasury Bill
0.30% (B), 06/30/2016	$ 15,000,000	14,992,080
0.32% (B), 06/30/2016	14,824,000	14,816,173
0.33% (B), 06/30/2016	45,000,000	44,976,240
0.34% (B), 06/30/2016	14,000,000	13,992,608

Total Short-Term U.S. Government Obligations
(Cost $88,752,982)		88,777,101

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 1.0%
Put - S&P 500®
Exercise Price $1,550.00
Expiration Date 06/16/2017	17	72,845
Put - S&P 500®
Exercise Price $1,600.00
Expiration Date 06/16/2017	18	84,600
Put - S&P 500®
Exercise Price $1,625.00
Expiration Date 06/16/2017	48	254,880
Put - S&P 500®
Exercise Price $1,650.00
Expiration Date 06/16/2017	166	921,300
Put - S&P 500®
Exercise Price $1,675.00
Expiration Date 06/16/2017	29	177,045
Put - S&P 500®
Exercise Price $1,700.00
Expiration Date 06/16/2017	230	1,499,600
Put - S&P 500®
Exercise Price $1,750.00
Expiration Date 06/16/2017	250	1,850,000

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued)
Put - S&P 500®
Exercise Price $1,775.00
Expiration Date 06/16/2017	14	$ 120,120
Put - S&P 500®
Exercise Price $1,800.00
Expiration Date 06/16/2017	153	1,315,800

Total Exchange-Traded Options Purchased (Cost $7,302,230)		6,296,190

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (B)	13,855,336	13,855,336

Total Securities Lending Collateral (Cost $13,855,336)		13,855,336

	Principal	Value
REPURCHASE AGREEMENT - 17.5%
State Street Bank & Trust Co. 0.03% (B), dated 03/31/2016, to be repurchased at $107,330,534 on 04/01/2016. Collateralized by U.S. Government Agency Obligations, 0.50% (B) - 0.52% (B), due 09/23/2016 - 09/28/2016, and with a total value of $109,481,363.	$ 107,330,445	107,330,445

Total Repurchase Agreement (Cost $107,330,445)		107,330,445

Total Investments (Cost $624,297,886) (C)		627,363,473
Net Other Assets (Liabilities) - (2.2)%		(13,598,233)

Net Assets - 100.0%		$ 613,765,240

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$411,104,401	$—	$—	$411,104,401
Short-Term U.S. Government Obligations	—	88,777,101	—	88,777,101
Exchange-Traded Options Purchased	6,296,190	—	—	6,296,190
Securities Lending Collateral	13,855,336	—	—	13,855,336
Repurchase Agreement	—	107,330,445	—	107,330,445

Total Investments	$431,255,927	$196,107,546	$—	$627,363,473

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $13,551,009. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at March 31, 2016.
(C)

Aggregate cost for federal income tax purposes is $624,297,886. Aggregate gross unrealized appreciation and depreciation for all securities is $4,767,584 and $1,701,997, respectively. Net unrealized appreciation for tax purposes is $3,065,587.

(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 6.1%
U.S. Fixed Income Funds - 6.1%
iShares 7-10 Year Treasury Bond ETF	22,983	$ 2,535,944
iShares TIPS Bond ETF	32,141	3,684,644

Total Exchange-Traded Funds (Cost $6,140,277)		6,220,588

INVESTMENT COMPANIES - 93.1%
International Equity Fund - 9.9%
Madison International Stock Fund	810,073	10,085,406

U.S. Equity Funds - 36.8%
Madison Investors Fund	561,492	10,668,345
Madison Large Cap Value Fund	713,206	10,476,996
Transamerica JPMorgan Enhanced Index VP (A)	597,273	10,153,641
Transamerica Systematic Small/Mid Cap Value VP (A)	320,443	6,210,194

		37,509,176

U.S. Fixed Income Funds - 46.4%
Madison Core Bond Fund	1,926,160	19,396,434
Transamerica Bond (B)	501,699	4,545,392
Transamerica Core Bond (B)	1,884,977	19,075,967
Transamerica Short-Term Bond (B)	429,360	4,272,129

		47,289,922

Total Investment Companies (Cost $98,610,980)		94,884,504

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.03% (C), dated 03/31/2016, to be repurchased at $623,386 on 04/01/2016. Collateralized by a U.S. Government Obligation, 3.88%, due 08/15/2040, and with a value of $637,714.	$ 623,386	623,386

Total Repurchase Agreement (Cost $623,386)		623,386

Total Investments (Cost $105,374,643) (D)		101,728,478
Net Other Assets (Liabilities) - 0.2%		193,268

Net Assets - 100.0%		$ 101,921,746

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$6,220,588	$—	$—	$6,220,588
Investment Companies	94,884,504	—	—	94,884,504
Repurchase Agreement	—	623,386	—	623,386

Total Investments	$101,105,092	$623,386	$—	$101,728,478

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Rate disclosed reflects the yield at March 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $105,374,643. Aggregate gross unrealized appreciation and depreciation for all securities is $209,629 and $3,855,794, respectively. Net unrealized depreciation for tax purposes is $3,646,165.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 9.1%
U.S. Fixed Income Funds - 9.1%
iShares 7-10 Year Treasury Bond ETF	23,784	$ 2,624,327
iShares TIPS Bond ETF	36,581	4,193,646

Total Exchange-Traded Funds (Cost $6,729,057)		6,817,973

INVESTMENT COMPANIES - 90.7%
International Equity Fund - 4.5%
Madison International Stock Fund	269,484	3,355,071

U.S. Equity Funds - 21.7%
Madison Investors Fund	265,253	5,039,809
Madison Large Cap Value Fund	313,455	4,604,658
Transamerica JPMorgan Enhanced Index VP (A)	287,368	4,885,250
Transamerica Systematic Small/Mid Cap Value VP (A)	85,448	1,655,979

		16,185,696

U.S. Fixed Income Funds - 64.5%
Madison Core Bond Fund	1,746,720	17,589,467
Madison High Quality Bond Fund	273,300	3,030,894
Transamerica Bond (B)	577,475	5,231,920
Transamerica Core Bond (B)	1,702,722	17,231,551
Transamerica Short-Term Bond (B)	519,387	5,167,896

		48,251,728

Total Investment Companies (Cost $68,695,796)		67,792,495

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.03% (C), dated 03/31/2016, to be repurchased at $409,259 on 04/01/2016. Collateralized by a U.S. Government Obligation, 3.88%, due 08/15/2040, and with a value of $418,891.	$ 409,259	409,259

Total Repurchase Agreement (Cost $409,259)		409,259

Total Investments (Cost $75,834,112) (D)		75,019,727
Net Other Assets (Liabilities) - (0.3)%		(238,811)

Net Assets - 100.0%		$ 74,780,916

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$6,817,973	$—	$—	$6,817,973
Investment Companies	67,792,495	—	—	67,792,495
Repurchase Agreement	—	409,259	—	409,259

Total Investments	$74,610,468	$409,259	$—	$75,019,727

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Initial Class shares of the affiliated portfolio of Transamerica Series Trust.
(B)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Rate disclosed reflects the yield at March 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $75,834,112. Aggregate gross unrealized appreciation and depreciation for all securities is $307,292 and $1,121,677, respectively. Net unrealized depreciation for tax purposes is $814,385.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 40.5%
Aerospace & Defense - 1.8%
Boeing Co. (A)	7,362	$ 934,532
United Technologies Corp.	11,057	1,106,806

		2,041,338

Air Freight & Logistics - 1.1%
United Parcel Service, Inc., Class B	11,553	1,218,495

Banks - 2.6%
BB&T Corp.	18,375	611,336
US Bancorp	28,081	1,139,808
Wells Fargo & Co.	25,002	1,209,097

		2,960,241

Beverages - 1.8%
Coca-Cola Co.	25,651	1,189,950
PepsiCo, Inc.	8,558	877,024

		2,066,974

Biotechnology - 0.6%
Amgen, Inc.	4,493	673,636

Capital Markets - 0.5%
Northern Trust Corp. (A)	8,908	580,534

Chemicals - 0.8%
Praxair, Inc.	8,070	923,612

Commercial Services & Supplies - 0.8%
Waste Management, Inc.	15,984	943,056

Communications Equipment - 0.5%
Cisco Systems, Inc.	19,400	552,318

Diversified Telecommunication Services - 1.4%
Verizon Communications, Inc.	29,465	1,593,467

Electric Utilities - 1.9%
Duke Energy Corp.	15,110	1,219,075
NextEra Energy, Inc.	7,750	917,135

		2,136,210

Energy Equipment & Services - 0.6%
Schlumberger, Ltd. (A)	9,603	708,221

Food Products - 4.1%
General Mills, Inc.	18,820	1,192,247
Hershey Co. (A)	9,800	902,482
J.M. Smucker, Co. (A)	11,259	1,461,868
Nestle SA, ADR	14,760	1,101,244

		4,657,841

Health Care Equipment & Supplies - 0.9%
Medtronic PLC	13,121	984,075

Hotels, Restaurants & Leisure - 1.7%
McDonald’s Corp.	15,171	1,906,691

Household Products - 1.8%
Procter & Gamble Co.	23,900	1,967,209

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 2.5%
3M Co.	5,941	$ 989,949
General Electric Co.	58,050	1,845,409

		2,835,358

Insurance - 1.8%
Travelers Cos., Inc.	17,700	2,065,767

IT Services - 1.6%
Accenture PLC, Class A	10,625	1,226,125
Automatic Data Processing, Inc.	5,965	535,120

		1,761,245

Media - 0.8%
Omnicom Group, Inc. (A)	10,255	853,524

Oil, Gas & Consumable Fuels - 2.3%
Chevron Corp.	10,191	972,221
Exxon Mobil Corp.	19,218	1,606,433

		2,578,654

Pharmaceuticals - 3.9%
Johnson & Johnson	17,651	1,909,838
Merck & Co., Inc.	19,371	1,024,920
Pfizer, Inc.	49,388	1,463,860

		4,398,618

Semiconductors & Semiconductor Equipment - 1.7%
Linear Technology Corp. (A)	19,016	847,353
Texas Instruments, Inc.	17,760	1,019,779

		1,867,132

Software - 1.6%
Microsoft Corp.	33,070	1,826,456

Specialty Retail - 1.4%
Home Depot, Inc.	8,280	1,104,800
Tiffany & Co. (A)	7,000	513,660

		1,618,460

Total Common Stocks (Cost $39,047,329)		45,719,132

	Principal	Value
ASSET-BACKED SECURITIES - 1.5%
Ally Master Owner Trust
Series 2014-4, Class A2,
1.43%, 06/17/2019	$ 225,000	224,926
CarMax Auto Owner Trust
Series 2015-1, Class A2,
0.88%, 03/15/2018	128,321	128,317
CNH Equipment Trust
Series 2014-A, Class A3,
0.84%, 05/15/2019	107,590	107,373
Ford Credit Auto Owner Trust
Series 2014-A, Class A3,
0.79%, 05/15/2018	114,697	114,613
Mercedes-Benz Auto Lease Trust
Series 2014-A, Class A4,
0.90%, 12/16/2019	325,000	324,893
Santander Drive Auto Receivables Trust
Series 2013-3, Class B,
1.19%, 05/15/2018	40,880	40,879

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2013-4, Class C,
3.25%, 01/15/2020	$ 325,000	$ 328,737
Series 2013-5, Class C,
2.25%, 06/17/2019	250,000	250,647
Volkswagen Auto Lease Trust
Series 2014-A, Class A3,
0.80%, 04/20/2017	75,985	75,904
Volvo Financial Equipment LLC
Series 2014-1A, Class A3,
0.82%, 04/16/2018 (B)	98,484	98,278

Total Asset-Backed Securities (Cost $1,699,071)		1,694,567

CORPORATE DEBT SECURITIES - 22.5%
Automobiles - 0.4%
Nissan Motor Acceptance Corp.
2.65%, 09/26/2018 (B)	450,000	459,903

Banks - 2.6%
Fifth Third Bancorp
2.30%, 03/01/2019	300,000	302,714
Huntington National Bank
2.20%, 04/01/2019	400,000	399,296
JPMorgan Chase & Co.
3.13%, 01/23/2025	400,000	401,399
KeyCorp
5.10%, 03/24/2021, MTN	750,000	829,967
US Bancorp
1.95%, 11/15/2018, MTN	500,000	507,880
Wells Fargo & Co.
3.50%, 03/08/2022, MTN	500,000	533,008

		2,974,264

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.
4.90%, 02/01/2046	100,000	111,756
Coca-Cola Co.
2.45%, 11/01/2020	500,000	521,950

		633,706

Biotechnology - 0.4%
AbbVie, Inc.
2.00%, 11/06/2018	425,000	429,462

Capital Markets - 0.8%
Goldman Sachs Group, Inc.
5.75%, 01/24/2022	500,000	576,860
Morgan Stanley
2.80%, 06/16/2020	225,000	229,098
3.88%, 01/27/2026, MTN	100,000	104,321

		910,279

Communications Equipment - 0.2%
Harris Corp.
5.05%, 04/27/2045	250,000	266,367

Consumer Finance - 1.4%
Capital One Financial Corp.
2.45%, 04/24/2019	200,000	202,125
Ford Motor Credit Co. LLC
2.94%, 01/08/2019, MTN	250,000	253,857
John Deere Capital Corp.
1.40%, 03/15/2017, MTN	425,000	427,417

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Synchrony Financial
3.75%, 08/15/2021	$ 250,000	$ 256,632
Visa, Inc.
3.15%, 12/14/2025	400,000	417,550

		1,557,581

Diversified Telecommunication Services - 1.4%
AT&T, Inc.
3.00%, 02/15/2022	400,000	408,139
4.75%, 05/15/2046	75,000	73,159
Verizon Communications, Inc.
4.40%, 11/01/2034	300,000	303,284
5.15%, 09/15/2023	675,000	779,094

		1,563,676

Electrical Equipment - 0.2%
Emerson Electric Co.
5.00%, 04/15/2019	175,000	193,186

Electronic Equipment, Instruments & Components - 0.3%
Cisco Systems, Inc.
2.20%, 02/28/2021	325,000	331,466

Energy Equipment & Services - 0.3%
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (B)	300,000	309,729

Food & Staples Retailing - 1.2%
Costco Wholesale Corp.
5.50%, 03/15/2017	475,000	496,059
CVS Health Corp.
5.13%, 07/20/2045	250,000	289,530
Wal-Mart Stores, Inc.
3.25%, 10/25/2020 (A)	400,000	431,750
Walgreens Boots Alliance, Inc.
4.50%, 11/18/2034	155,000	150,525

		1,367,864

Food Products - 0.7%
Kraft Heinz Foods Co.
3.50%, 06/06/2022	750,000	788,359

Health Care Providers & Services - 0.6%
Express Scripts Holding Co.
3.30%, 02/25/2021	200,000	205,003
UnitedHealth Group, Inc.
2.88%, 03/15/2023	500,000	513,323

		718,326

Hotels, Restaurants & Leisure - 0.2%
McDonald’s Corp.
4.88%, 12/09/2045, MTN	250,000	273,117

Industrial Conglomerates - 0.9%
Danaher Corp.
3.90%, 06/23/2021	425,000	464,867
General Electric Co.
2.90%, 01/09/2017	500,000	507,856

		972,723

Insurance - 0.6%
Aflac, Inc.
3.63%, 11/15/2024	300,000	312,554

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	$ 100,000	$ 102,535
Marsh & McLennan Cos., Inc.
2.55%, 10/15/2018, MTN	225,000	229,153

		644,242

Internet & Catalog Retail - 0.4%
Amazon.com, Inc.
3.80%, 12/05/2024	400,000	438,254

Internet Software & Services - 0.4%
eBay, Inc.
1.35%, 07/15/2017	425,000	424,122

IT Services - 0.2%
Fiserv, Inc.
2.70%, 06/01/2020	250,000	254,270

Machinery - 0.5%
Caterpillar, Inc.
3.90%, 05/27/2021	500,000	547,805

Media - 1.5%
Comcast Corp.
5.15%, 03/01/2020	475,000	534,474
Omnicom Group, Inc.
3.60%, 04/15/2026 (C)	300,000	307,307
Time Warner, Inc.
4.75%, 03/29/2021	500,000	551,397
Walt Disney Co.
1.10%, 12/01/2017, MTN	300,000	301,130

		1,694,308

Metals & Mining - 0.2%
Glencore Funding LLC
3.13%, 04/29/2019 (A) (B)	260,000	235,950

Multiline Retail - 0.5%
Target Corp.
2.90%, 01/15/2022 (A)	500,000	528,832

Oil, Gas & Consumable Fuels - 2.6%
ConocoPhillips Co.
4.15%, 11/15/2034	500,000	446,772
5.75%, 02/01/2019	450,000	488,203
Energy Transfer Partners, LP
5.20%, 02/01/2022	400,000	379,569
Enterprise Products Operating LLC
3.75%, 02/15/2025	300,000	299,452
5.20%, 09/01/2020	300,000	327,541
Exxon Mobil Corp.
4.11%, 03/01/2046	225,000	238,568
Marathon Oil Corp.
6.00%, 10/01/2017	375,000	380,124
Phillips 66
4.65%, 11/15/2034	400,000	396,784

		2,957,013

Pharmaceuticals - 0.1%
Actavis Funding SCS
4.75%, 03/15/2045	150,000	157,756

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Investment Trusts - 0.9%
Simon Property Group, LP
3.38%, 03/15/2022	$ 750,000	$ 792,451
Welltower, Inc.
4.50%, 01/15/2024	200,000	207,617

		1,000,068

Road & Rail - 0.4%
Norfolk Southern Corp.
3.25%, 12/01/2021	400,000	414,039

Semiconductors & Semiconductor Equipment - 0.8%
Analog Devices, Inc.
5.30%, 12/15/2045	175,000	196,389
Intel Corp.
3.30%, 10/01/2021	425,000	456,524
4.90%, 07/29/2045	250,000	280,392

		933,305

Software - 0.4%
Microsoft Corp.
3.00%, 10/01/2020	400,000	429,556

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
2.40%, 05/03/2023	450,000	452,737
Hewlett Packard Enterprise Co.
6.35%, 10/15/2045 (B)	175,000	171,987

		624,724

Trading Companies & Distributors - 0.3%
Air Lease Corp.
3.75%, 02/01/2022	300,000	298,683

Total Corporate Debt Securities (Cost $24,786,596)		25,332,935

MORTGAGE-BACKED SECURITY - 0.2%
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW17, Class A1A,
5.65% (D), 06/11/2050	242,330	252,671

Total Mortgage-Backed Security (Cost $259,293)		252,671

MUNICIPAL GOVERNMENT OBLIGATIONS - 4.5%
Arizona - 0.5%
County of Pima, Certificate of Participation
3.33%, 12/01/2025 (C)	570,000	575,734

California - 1.1%
Los Angeles Department of Water & Power, Revenue Bonds
6.17%, 07/01/2040	250,000	285,097
Metropolitan Water District of Southern California, Revenue Bonds
Series D,
6.54%, 07/01/2039	500,000	558,640
Rancho Water District Financing Authority, Revenue Bonds
Series A,
6.34%, 08/01/2040	350,000	400,939

		1,244,676

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2016 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida - 0.5%
County of Pasco Water & Sewer Revenue, Revenue Bonds
Series B,
6.76%, 10/01/2039	$ 500,000	$ 573,820

Iowa - 0.2%
State of Iowa, Revenue Bonds
6.75%, 06/01/2034	250,000	284,108

Michigan - 0.3%
State of Michigan, Revenue Bonds
Series B,
7.63%, 09/15/2027	250,000	285,645

Nevada - 0.5%
County of Clark, General Obligation Limited
Series C,
7.00%, 07/01/2038	500,000	586,190

New York - 0.9%
Metropolitan Transportation Authority, Revenue Bonds
6.55%, 11/15/2031	340,000	449,806
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
6.27%, 08/01/2039	500,000	558,000

		1,007,806

Oregon - 0.2%
Washington County School District No. 1, General Obligation Limited
4.36%, 06/30/2034	200,000	209,600

Texas - 0.3%
Northside Independent School District, General Obligation Unlimited
Series B,
5.74%, 08/15/2035	325,000	357,302

Total Municipal Government Obligations (Cost $5,139,989)		5,124,881

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.3%
Federal Home Loan Mortgage Corp.
3.00%, 08/01/2027 - 04/01/2043	1,395,555	1,438,848
3.50%, 06/01/2042 - 08/01/2045	1,387,558	1,454,476
4.00%, 09/01/2040 - 05/01/2045	513,325	548,588
4.50%, 11/01/2039 - 09/01/2041	301,849	328,929
5.00%, 10/01/2039	242,598	268,849
Federal National Mortgage Association
2.39% (D), 03/25/2023	303,288	306,734
3.00%, 05/01/2027 - 03/01/2043	1,344,851	1,388,915
3.50%, 08/01/2026 - 04/01/2045	1,825,439	1,921,154
4.00%, 02/01/2035 - 09/01/2045	2,183,152	2,344,684
4.50%, 03/01/2039 - 07/01/2041	214,118	234,294
5.00%, 07/01/2035	10,085	11,198
Government National Mortgage Association
3.50%, 12/15/2042	185,618	195,935
4.00%, 12/15/2039	20,553	21,977
4.50%, 08/15/2040	20,163	21,996

Total U.S. Government Agency Obligations (Cost $10,422,699)		10,486,577

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 19.3%
U.S. Treasury Bond
2.50%, 02/15/2045 (A)	$ 500,000	$ 487,539
2.75%, 08/15/2042 - 11/15/2042	1,300,000	1,341,071
4.38%, 05/15/2041 (A)	400,000	540,094
U.S. Treasury Note
1.38%, 06/30/2018 (A)	1,500,000	1,519,921
1.38%, 12/31/2018	3,300,000	3,348,081
1.63%, 08/15/2022	1,500,000	1,511,543
2.00%, 11/15/2021 - 08/15/2025	3,950,000	4,064,305
2.38%, 07/31/2017 - 06/30/2018	4,000,000	4,122,539
3.13%, 10/31/2016 - 05/15/2021	4,500,000	4,796,737

Total U.S. Government Obligations (Cost $21,140,771)		21,731,830

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (E)	8,175,081	8,175,081

Total Securities Lending Collateral (Cost $8,175,081)		8,175,081

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
State Street Bank & Trust Co. 0.03% (E), dated 03/31/2016, to be repurchased at $2,931,174 on 04/01/2016. Collateralized by a U.S. Government Obligation, 3.88%, due 08/15/2040, and with a value of $2,994,756.	$ 2,931,171	2,931,171

Total Repurchase Agreement (Cost $2,931,171)		2,931,171

Total Investments (Cost $113,602,000) (F)		121,448,845
Net Other Assets (Liabilities) - (7.7)%		(8,674,225)

Net Assets - 100.0%		$ 112,774,620

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2016 Form N-Q

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$45,719,132	$—	$—	$45,719,132
Asset-Backed Securities	—	1,694,567	—	1,694,567
Corporate Debt Securities	—	25,332,935	—	25,332,935
Mortgage-Backed Security	—	252,671	—	252,671
Municipal Government Obligations	—	5,124,881	—	5,124,881
U.S. Government Agency Obligations	—	10,486,577	—	10,486,577
U.S. Government Obligations	—	21,731,830	—	21,731,830
Securities Lending Collateral	8,175,081	—	—	8,175,081
Repurchase Agreement	—	2,931,171	—	2,931,171

Total Investments	$53,894,213	$67,554,632	$—	$121,448,845

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $8,009,475. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At March 31, 2016, the total aggregate value of 144A securities is $1,275,847, representing 1.1% of the Portfolio’s net assets.

(C)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after March 31, 2016.
(D)	Floating or variable coupon rate. The rate disclosed is as of March 31, 2016.
(E)	Rate disclosed reflects the yield at March 31, 2016.
(F)

Aggregate cost for federal income tax purposes is $113,602,000. Aggregate gross unrealized appreciation and depreciation for all securities is $8,485,708 and $638,863, respectively. Net unrealized appreciation for tax purposes is $7,846,845.

(G)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2016 Form N-Q

Transamerica Managed Risk – Balanced ETF VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.3%
International Equity Funds - 13.9%
Vanguard FTSE All-World ex-US ETF (A)	1,976,947	$ 85,305,263
Vanguard FTSE Developed Markets ETF (A)	15,202,644	545,166,814
Vanguard FTSE Emerging Markets ETF (A)	3,477,442	120,249,944
Vanguard Total International Stock ETF (A)	1,901,187	85,401,320

		836,123,341

U.S. Equity Funds - 33.1%
iShares Core S&P Total US Stock Market ETF	1,750,013	163,311,213
Schwab U.S. Broad Market ETF (A)	2,243,922	110,580,476
Vanguard Mid-Cap ETF	1,160,420	140,677,717
Vanguard S&P 500 ETF (A)	3,369,665	635,384,032
Vanguard Small-Cap ETF (A)	589,729	65,766,578
Vanguard Total Stock Market ETF (A)	8,248,180	864,574,228

		1,980,294,244

U.S. Fixed Income Funds - 52.3%
iShares Core U.S. Aggregate Bond ETF (A)	2,490,878	276,088,918
iShares Short Treasury Bond ETF (A)	3,584,288	395,562,024
Vanguard Intermediate-Term Bond ETF (A)	756,357	65,250,918
Vanguard Long-Term Bond ETF (A)	546,819	50,876,040
Vanguard Mortgage-Backed Securities ETF	1,802,933	96,402,827
Vanguard Short-Term Bond ETF (A)	1,516,060	122,239,918
Vanguard Total Bond Market ETF (A)	25,648,004	2,123,398,251

		3,129,818,896

Total Exchange-Traded Funds (Cost $5,988,590,159)		5,946,236,481

SECURITIES LENDING COLLATERAL - 5.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (B)	345,952,880	345,952,880

Total Securities Lending Collateral (Cost $345,952,880)		345,952,880

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.03% (B), dated 03/31/2016, to be repurchased at $43,833,774 on 04/01/2016. Collateralized by a U.S. Government Agency Obligation, 0.88%, due 02/22/2017, and with a value of $44,711,500.	$ 43,833,738	43,833,738

Total Repurchase Agreement (Cost $43,833,738)		43,833,738

Total Investments (Cost $6,378,376,777) (C)		6,336,023,099
Net Other Assets (Liabilities) - (5.8)%		(349,295,044)

Net Assets - 100.0%		$ 5,986,728,055

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica Managed Risk – Balanced ETF VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$5,946,236,481	$—	$—	$5,946,236,481
Securities Lending Collateral	345,952,880	—	—	345,952,880
Repurchase Agreement	—	43,833,738	—	43,833,738

Total Investments	$6,292,189,361	$43,833,738	$—	$6,336,023,099

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $338,167,559. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at March 31, 2016.
(C)

Aggregate cost for federal income tax purposes is $6,378,376,777. Aggregate gross unrealized appreciation and depreciation for all securities is $24,302,387 and $66,656,065, respectively. Net unrealized depreciation for tax purposes is $42,353,678.

(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica Managed Risk – Conservative ETF VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.3%
International Equity Funds - 7.4%
Vanguard FTSE All-World ex-US ETF	25,305	$ 1,091,911
Vanguard FTSE Developed Markets ETF (A)	1,393,809	49,981,991
Vanguard FTSE Emerging Markets ETF (A)	322,417	11,149,180
Vanguard Total International Stock ETF (A)	21,659	972,922

		63,196,004

U.S. Equity Funds - 20.9%
iShares Core S&P Total US Stock Market ETF	11,913	1,111,721
Schwab U.S. Broad Market ETF (A)	91,347	4,501,580
Vanguard Mid-Cap ETF	72,724	8,816,331
Vanguard S&P 500 ETF (A)	295,525	55,724,194
Vanguard Small-Cap ETF (A)	34,218	3,815,991
Vanguard Total Stock Market ETF (A)	1,000,929	104,917,378

		178,887,195

U.S. Fixed Income Funds - 71.0%
iShares Core U.S. Aggregate Bond ETF	981,687	108,810,187
Schwab U.S. Aggregate Bond ETF (A)	266,863	14,095,704
Vanguard Intermediate-Term Bond ETF (A)	290,480	25,059,710
Vanguard Long-Term Bond ETF	210,005	19,538,865
Vanguard Mortgage-Backed Securities ETF (A)	692,414	37,023,376
Vanguard Short-Term Bond ETF (A)	582,240	46,946,011
Vanguard Total Bond Market ETF	4,315,723	357,298,707

		608,772,560

Total Exchange-Traded Funds (Cost $851,434,527)		850,855,759

SECURITIES LENDING COLLATERAL - 3.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (B)	29,189,170	29,189,170

Total Securities Lending Collateral (Cost $29,189,170)		29,189,170

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.03% (B), dated 03/31/2016, to be repurchased at $7,674,347 on 04/01/2016. Collateralized by a U.S. Government Obligation, 0.88%, due 12/31/2016, and with a value of $7,829,250.	$ 7,674,340	7,674,340

Total Repurchase Agreement (Cost $7,674,340)		7,674,340

Total Investments (Cost $888,298,037) (C)		887,719,269
Net Other Assets (Liabilities) - (3.6)%		(31,105,038)

Net Assets - 100.0%		$ 856,614,231

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica Managed Risk – Conservative ETF VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$850,855,759	$—	$—	$850,855,759
Securities Lending Collateral	29,189,170	—	—	29,189,170
Repurchase Agreement	—	7,674,340	—	7,674,340

Total Investments	$880,044,929	$7,674,340	$—	$887,719,269

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $28,574,008. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at March 31, 2016.
(C)

Aggregate cost for federal income tax purposes is $888,298,037. Aggregate gross unrealized appreciation and depreciation for all securities is $4,966,966 and $5,545,734, respectively. Net unrealized depreciation for tax purposes is $578,768.

(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica Managed Risk – Growth ETF VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 20.5%
Vanguard FTSE All-World ex-US ETF	3,731,363	$ 161,008,314
Vanguard FTSE Developed Markets ETF (A)	7,440,047	266,800,085
Vanguard FTSE Emerging Markets ETF (A)	1,580,611	54,657,528
Vanguard Total International Stock ETF (A)	3,593,268	161,409,599

		643,875,526

U.S. Equity Funds - 50.0%
iShares Core S&P Total US Stock Market ETF	1,441,389	134,510,421
Schwab U.S. Broad Market ETF (A)	2,901,181	142,970,200
Vanguard Mid-Cap ETF (A)	903,749	109,561,491
Vanguard S&P 500 ETF (A)	2,181,576	411,357,971
Vanguard Small-Cap ETF (A)	465,617	51,925,608
Vanguard Total Stock Market ETF (A)	6,859,490	719,011,742

		1,569,337,433

U.S. Fixed Income Funds - 28.9%
iShares Core U.S. Aggregate Bond ETF (A)	1,532,536	169,866,290
iShares Short Treasury Bond ETF (A)	2,530,178	279,230,444
Vanguard Intermediate-Term Bond ETF (A)	198,248	17,102,855
Vanguard Long-Term Bond ETF	143,326	13,335,051
Vanguard Mortgage-Backed Securities ETF (A)	472,564	25,267,997
Vanguard Short-Term Bond ETF (A)	397,372	32,040,105
Vanguard Total Bond Market ETF	4,492,151	371,905,181

		908,747,923

Total Exchange-Traded Funds (Cost $3,138,406,765)		3,121,960,882

SECURITIES LENDING COLLATERAL - 6.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (B)	201,024,569	201,024,569

Total Securities Lending Collateral (Cost $201,024,569)		201,024,569

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.03% (B), dated 03/31/2016, to be repurchased at $20,579,946 on 04/01/2016. Collateralized by a U.S. Government Agency Obligation, 0.88%, due 02/22/2017, and with a value of $20,992,350.	$ 20,579,928	20,579,928

Total Repurchase Agreement (Cost $20,579,928)		20,579,928

Total Investments (Cost $3,360,011,262) (C)		3,343,565,379
Net Other Assets (Liabilities) - (6.5)%		(203,194,442)

Net Assets - 100.0%		$ 3,140,370,937

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica Managed Risk – Growth ETF VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$3,121,960,882	$—	$—	$3,121,960,882
Securities Lending Collateral	201,024,569	—	—	201,024,569
Repurchase Agreement	—	20,579,928	—	20,579,928

Total Investments	$3,322,985,451	$20,579,928	$—	$3,343,565,379

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $196,341,148. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at March 31, 2016.
(C)

Aggregate cost for federal income tax purposes is $3,360,011,262. Aggregate gross unrealized appreciation and depreciation for all securities is $19,405,145 and $35,851,028, respectively. Net unrealized depreciation for tax purposes is $16,445,883.

(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATION - 2.4%
International Finance Corp.
0.63%, 12/21/2017 (A)	$ 12,000,000	$ 11,947,440

Total Foreign Government Obligation (Cost $11,909,028)		11,947,440

U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.8%
Federal Farm Credit Banks
4.88%, 01/17/2017 (A)	2,935,000	3,033,208
Federal Home Loan Bank
1.00%, 06/21/2017 (A)	21,455,000	21,535,971
1.13%, 04/25/2018 (A)	15,000,000	15,113,640
Federal Home Loan Mortgage Corp.
0.50%, 05/13/2016	13,550,000	13,552,317
1.00%, 09/29/2017 (A)	12,000,000	12,043,620
1.25%, 10/02/2019	25,000,000	25,107,625
Federal National Mortgage Association
0.88%, 08/28/2017 (A)	18,035,000	18,075,633
1.75%, 06/20/2019 (A)	5,000,000	5,111,605
6.25%, 05/15/2029	5,000,000	7,131,095

Total U.S. Government Agency Obligations (Cost $119,614,200)		120,704,714

U.S. GOVERNMENT OBLIGATIONS - 47.8%
U.S. Treasury Bond, Principal Only STRIPS
08/15/2016 - 08/15/2024 (A)	223,010,000	206,767,367
05/15/2023 - 08/15/2034	35,000,000	25,989,855

Total U.S. Government Obligations (Cost $226,217,426)		232,757,222

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.5%
U.S. Treasury Bill
0.29% (B), 06/16/2016 (C)	1,500,000	1,499,397
0.33% (B), 06/16/2016 (C)	900,000	899,638

Total Short-Term U.S. Government Obligations (Cost $2,398,463)		2,399,035

	Number of Contracts	Value
OVER-THE-COUNTER OPTIONS PURCHASED - 10.8%
Call - S&P 500® - Flexible Exchange Option
Exercise Price $2,000.00
Expiration Date 04/05/2019, CSFB	1,000	25,928,003
Call - S&P 500® - Flexible Exchange Option
Exercise Price $2,000.00
Expiration Date 04/05/2019, GSC	200	5,185,601
Call - S&P 500® - Flexible Exchange Option
Exercise Price $2,050.00
Expiration Date 05/01/2020, UBS	500	14,238,606
Call - S&P 500® - Flexible Exchange Option
Exercise Price $2,200.00
Expiration Date 12/03/2020, GSC	300	7,368,117

Total Over-the-Counter Options Purchased (Cost $60,808,577)		52,720,327

	Shares	Value
SECURITIES LENDING COLLATERAL - 28.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (B)	139,287,409	$ 139,287,409

Total Securities Lending Collateral (Cost $139,287,409)		139,287,409

	Principal	Value
REPURCHASE AGREEMENT - 13.6%
State Street Bank & Trust Co. 0.03% (B), dated 03/31/2016, to be repurchased at $66,236,420 on 04/01/2016. Collateralized by a U.S. Government Obligation, 2.00%, due 11/30/2022, and with a value of $67,564,800.	$ 66,236,365	66,236,365

Total Repurchase Agreement (Cost $66,236,365)		66,236,365

Total Investments (Cost $626,471,468) (D)		626,052,512
Net Other Assets (Liabilities) - (28.5)%		(138,973,326)

Net Assets - 100.0%		$ 487,079,186

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	450	06/17/2016	$954,414	$—

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Foreign Government Obligation	$—	$11,947,440	$—	$11,947,440
U.S. Government Agency Obligations	—	120,704,714	—	120,704,714
U.S. Government Obligations	—	232,757,222	—	232,757,222
Short-Term U.S. Government Obligations	—	2,399,035	—	2,399,035
Over-the-Counter Options Purchased	52,720,327	—	—	52,720,327
Securities Lending Collateral	139,287,409	—	—	139,287,409
Repurchase Agreement	—	66,236,365	—	66,236,365

Total Investments	$192,007,736	$434,044,776	$—	$626,052,512

Other Financial Instruments
Futures Contracts (F)	$954,414	$—	$—	$954,414

Total Other Financial Instruments	$954,414	$—	$—	$954,414

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $136,443,230. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at March 31, 2016.
(C)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $2,399,035.

(D)

Aggregate cost for federal income tax purposes is $626,471,468. Aggregate gross unrealized appreciation and depreciation for all securities is $7,669,294 and $8,088,250, respectively. Net unrealized depreciation for tax purposes is $418,956.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

COUNTERPARTY ABBREVIATIONS:

CSFB	Credit Suisse First Boston
GSC	Goldman Sachs & Co.
UBS	UBS AG

PORTFOLIO ABBREVIATION:

STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Australia - 0.5%
Orica, Ltd. (A)	138,022	$ 1,626,158

Belgium - 0.7%
KBC Groep NV	49,040	2,529,811

Brazil - 0.6%
Ambev SA, ADR	417,531	2,162,810

Canada - 4.6%
Canadian National Railway Co.	109,813	6,858,920
Element Financial Corp. (A)	187,232	2,018,285
Loblaw Cos., Ltd.	46,357	2,595,635
Suncor Energy, Inc.	146,945	4,092,397

		15,565,237

China - 0.7%
Alibaba Group Holding, Ltd., ADR (B)	31,493	2,488,892

Denmark - 0.7%
Carlsberg A/S, Class B (A)	24,156	2,301,801

France - 15.5%
Air Liquide SA, Class A	65,029	7,317,513
Bureau Veritas SA	88,612	1,973,778
Danone SA	122,415	8,707,393
Dassault Systemes	31,572	2,505,104
Engie SA	268,716	4,170,728
Hermes International (A)	2,003	705,303
L’Oreal SA	18,900	3,386,168
Legrand SA	52,686	2,952,306
LVMH Moet Hennessy Louis Vuitton SE (A)	36,434	6,239,465
Pernod Ricard SA	68,728	7,664,147
Schneider Electric SE	111,064	7,019,129

		52,641,034

Germany - 11.0%
Bayer AG	102,926	12,098,442
Beiersdorf AG (A)	72,516	6,546,815
Linde AG	30,017	4,373,719
Merck KGaA	37,735	3,147,833
MTU Aero Engines AG	16,660	1,597,920
ProSiebenSat.1 Media SE	42,676	2,194,229
SAP SE	93,017	7,525,510

		37,484,468

Hong Kong - 3.2%
AIA Group, Ltd.	1,351,800	7,658,751
Global Brands Group Holding, Ltd. (B)	9,992,000	1,210,785
Li & Fung, Ltd. (A)	3,476,000	2,061,219

		10,930,755

Israel - 0.8%
Check Point Software Technologies, Ltd., Class A (A) (B)	32,120	2,809,536

Italy - 0.7%
Eni SpA, Class B	148,179	2,242,551

Japan - 12.9%
Daikin Industries, Ltd. (A)	34,600	2,586,123
Denso Corp. (A)	163,300	6,564,211
FANUC Corp.	22,000	3,417,922

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Honda Motor Co., Ltd. (A)	69,400	$ 1,902,958
Hoya Corp.	232,500	8,843,862
Inpex Corp. (A)	149,000	1,129,961
Japan Tobacco, Inc.	135,500	5,646,586
Kubota Corp. (A)	141,000	1,924,977
Kyocera Corp. (A)	80,100	3,527,973
Shin-Etsu Chemical Co., Ltd. (A)	33,200	1,718,040
Terumo Corp. (A)	190,100	6,815,527

		44,078,140

Netherlands - 5.5%
Akzo Nobel NV	87,527	5,965,858
Heineken NV	16,798	1,522,465
ING Groep NV, CVA	470,287	5,688,533
Randstad Holding NV (A)	97,011	5,377,038

		18,553,894

Singapore - 2.1%
DBS Group Holdings, Ltd.	481,600	5,495,424
Singapore Telecommunications, Ltd.	601,400	1,704,454

		7,199,878

Spain - 1.3%
Amadeus IT Holding SA, Class A	100,371	4,304,656

Sweden - 1.3%
Hennes & Mauritz AB, Class B	128,089	4,271,080

Switzerland - 12.8%
Julius Baer Group, Ltd. (B)	78,923	3,389,860
Keuhne & Nagel International AG	11,514	1,636,903
Nestle SA	174,252	13,020,650
Novartis AG	83,017	6,017,664
Roche Holding AG	42,551	10,474,569
Sonova Holding AG	14,138	1,805,571
UBS Group AG	458,743	7,390,077

		43,735,294

Taiwan - 3.4%
Hon Hai Precision Industry Co., Ltd.	687,108	1,810,426
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	371,657	9,737,414

		11,547,840

United Kingdom - 18.3%
Barclays PLC	1,088,963	2,346,033
Compass Group PLC	575,937	10,157,882
Delphi Automotive PLC, Class A (A)	24,530	1,840,241
Diageo PLC	211,684	5,720,343
HSBC Holdings PLC	702,143	4,375,675
Prudential PLC	153,883	2,875,397
Reckitt Benckiser Group PLC, Class A	87,037	8,412,959
Rio Tinto PLC	90,027	2,528,485
Rolls-Royce Holdings PLC (B)	319,400	3,128,593
Sky PLC	390,845	5,748,232
Smiths Group PLC	223,284	3,450,640
WPP PLC, Class A	497,914	11,635,142

		62,219,622

United States - 2.1%
Yum! Brands, Inc.	89,035	7,287,515

Total Common Stocks (Cost $324,366,602)		335,980,972

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 12.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (C)	42,232,313	$ 42,232,313

Total Securities Lending Collateral (Cost $42,232,313)		42,232,313

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.03% (C), dated 03/31/2016, to be repurchased at $2,772,873 on 04/01/2016. Collateralized by a U.S. Government Agency Obligation, 0.88%, due 02/22/2017, and with a value of $2,832,063.	$ 2,772,870	2,772,870

Total Repurchase Agreement (Cost $2,772,870)		2,772,870

Total Investments (Cost $369,371,785) (D)		380,986,155
Net Other Assets (Liabilities) - (11.9)%		(40,408,120)

Net Assets - 100.0%		$ 340,578,035

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	8.3%	$ 31,738,508
Food Products	5.7	21,728,043
Chemicals	5.5	21,001,288
Banks	5.4	20,435,476
Media	5.1	19,577,603
Beverages	5.1	19,371,566
Health Care Equipment & Supplies	4.6	17,464,960
Hotels, Restaurants & Leisure	4.6	17,445,397
Software	3.4	12,840,150
Capital Markets	2.8	10,779,937
Insurance	2.8	10,534,148
Textiles, Apparel & Luxury Goods	2.7	10,216,772
Electrical Equipment	2.6	9,971,435
Personal Products	2.6	9,932,983
Semiconductors & Semiconductor Equipment	2.6	9,737,414
Household Products	2.2	8,412,959
Auto Components	2.2	8,404,452
Oil, Gas & Consumable Fuels	2.0	7,464,909
Professional Services	1.9	7,350,816
Road & Rail	1.8	6,858,920
Tobacco	1.5	5,646,586
Machinery	1.4	5,342,899
Electronic Equipment, Instruments & Components	1.4	5,338,399
Aerospace & Defense	1.2	4,726,513
IT Services	1.1	4,304,656
Specialty Retail	1.1	4,271,080
Multi-Utilities	1.1	4,170,728
Industrial Conglomerates	0.9	3,450,640
Food & Staples Retailing	0.7	2,595,635
Building Products	0.7	2,586,123
Metals & Mining	0.7	2,528,485
Internet Software & Services	0.7	2,488,892
Diversified Financial Services	0.5	2,018,285
Automobiles	0.5	1,902,958
Diversified Telecommunication Services	0.4	1,704,454
Marine	0.4	1,636,903

Investments, at Value	88.2	335,980,972
Short-Term Investments	11.8	45,005,183

Total Investments	100.0%	$ 380,986,155

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$41,891,645	$294,089,327	$—	$335,980,972
Securities Lending Collateral	42,232,313	—	—	42,232,313
Repurchase Agreement	—	2,772,870	—	2,772,870

Total Investments	$84,123,958	$296,862,197	$—	$380,986,155

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $40,196,012. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at March 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $369,371,785. Aggregate gross unrealized appreciation and depreciation for all securities is $37,437,783 and $25,823,413, respectively. Net unrealized appreciation for tax purposes is $11,614,370.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2016 Form N-Q

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Automobiles - 4.5%
Tesla Motors, Inc. (A) (B)	47,229	$ 10,851,807

Beverages - 2.9%
Monster Beverage Corp. (B)	52,961	7,063,938

Biotechnology - 1.1%
Alnylam Pharmaceuticals, Inc. (A) (B)	13,713	860,765
Intrexon Corp. (A) (B)	33,118	1,122,369
Juno Therapeutics, Inc. (B)	15,958	607,840

		2,590,974

Consumer Finance - 1.0%
LendingClub Corp. (A) (B)	287,256	2,384,225

Diversified Financial Services - 3.5%
McGraw Hill Financial, Inc.	86,468	8,558,603

Electrical Equipment - 0.3%
SolarCity Corp. (A) (B)	25,108	617,155

Food & Staples Retailing - 1.6%
Walgreens Boots Alliance, Inc.	44,686	3,764,349

Food Products - 3.4%
Mead Johnson Nutrition Co., Class A	97,499	8,284,490

Health Care Equipment & Supplies - 4.8%
Intuitive Surgical, Inc. (B)	19,240	11,564,202

Health Care Technology - 1.5%
athenahealth, Inc. (A) (B)	26,933	3,737,762

Internet & Catalog Retail - 16.4%
Amazon.com, Inc. (B)	36,975	21,949,839
JD.com, Inc., ADR (B)	91,357	2,420,961
Netflix, Inc. (B)	64,322	6,575,638
Priceline Group, Inc. (B)	6,766	8,721,103

		39,667,541

Internet Software & Services - 21.9%
Alibaba Group Holding, Ltd., ADR (B)	37,326	2,949,874
Alphabet, Inc., Class C	16,352	12,181,422
Facebook, Inc., Class A (B)	210,012	23,962,369
LinkedIn Corp., Class A (B)	48,609	5,558,439
Tencent Holdings, Ltd.	130,200	2,660,277
Twitter, Inc. (A) (B)	337,310	5,582,481

		52,894,862

IT Services - 7.9%
MasterCard, Inc., Class A	120,384	11,376,288
Visa, Inc., Class A (A)	100,542	7,689,452

		19,065,740

Life Sciences Tools & Services - 4.6%
Illumina, Inc. (B)	69,117	11,204,557

Pharmaceuticals - 3.1%
Zoetis, Inc., Class A	167,136	7,409,139

Software - 8.5%
Mobileye NV (A) (B)	31,984	1,192,683
salesforce.com, Inc. (B)	117,131	8,647,782

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Splunk, Inc. (A) (B)	63,684	$ 3,116,058
Workday, Inc., Class A (A) (B)	99,356	7,634,515

		20,591,038

Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.	167,893	18,298,658

Textiles, Apparel & Luxury Goods - 1.7%
Michael Kors Holdings, Ltd. (B)	70,113	3,993,636

Total Common Stocks (Cost $171,866,741)		232,542,676

	Number of Contracts	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.1% (C)
Call - USD vs. CNY (D)
Exercise Price CNY 6.70
Expiration Date 06/06/2016, RBS	33,121,642	118,244

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $128,946)		118,244

	Shares	Value
SECURITIES LENDING COLLATERAL - 16.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (E)	40,683,652	40,683,652

Total Securities Lending Collateral (Cost $40,683,652)		40,683,652

	Principal	Value
REPURCHASE AGREEMENT - 4.3%
State Street Bank & Trust Co. 0.03% (E), dated 03/31/2016, to be repurchased at $10,410,759 on 04/01/2016. Collateralized by a U.S. Government Agency Obligation, 0.88%, due 02/22/2017, and with a value of $10,621,488.	$ 10,410,750	10,410,750

Total Repurchase Agreement (Cost $10,410,750)		10,410,750

Total Investments (Cost $223,090,089) (F)		283,755,322
Net Other Assets (Liabilities) - (17.5)%		(42,161,921)

Net Assets - 100.0%		$ 241,593,401

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$229,882,399	$2,660,277	$—	$232,542,676
Over-the-Counter Foreign Exchange Options Purchased	—	118,244	—	118,244
Securities Lending Collateral	40,683,652	—	—	40,683,652
Repurchase Agreement	—	10,410,750	—	10,410,750

Total Investments	$270,566,051	$13,189,271	$—	$283,755,322

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $39,777,168. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Cash in the amount of $310,000 has been segregated by the broker as collateral for open options contracts.
(D)	Illiquid derivative. At March 31, 2016, total aggregate value of illiquid derivatives is $118,244, representing less than 0.1% of the Portfolio’s net assets.
(E)	Rate disclosed reflects the yield at March 31, 2016.
(F)

Aggregate cost for federal income tax purposes is $223,090,089. Aggregate gross unrealized appreciation and depreciation for all securities is $76,754,731 and $16,089,498, respectively. Net unrealized appreciation for tax purposes is $60,665,233.

(G)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

RBS	Royal Bank of Scotland Group PLC

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 92.5%
Aerospace & Defense - 1.2%
TransDigm Group, Inc. (A)	31,421	$ 6,923,303

Air Freight & Logistics - 0.6%
XPO Logistics, Inc. (A) (B)	116,132	3,565,252

Automobiles - 5.1%
Tesla Motors, Inc. (A) (B)	125,601	28,859,342

Beverages - 3.4%
Monster Beverage Corp. (A)	144,764	19,308,622

Biotechnology - 1.2%
Alnylam Pharmaceuticals, Inc. (A) (B)	36,098	2,265,871
Intrexon Corp. (A) (B)	84,030	2,847,777
Juno Therapeutics, Inc. (A)	37,222	1,417,786

		6,531,434

Capital Markets - 1.0%
Affiliated Managers Group, Inc. (A)	34,117	5,540,601

Communications Equipment - 1.0%
Palo Alto Networks, Inc. (A)	33,393	5,447,734

Consumer Finance - 2.5%
LendingClub Corp. (A) (B)	1,680,557	13,948,623

Diversified Financial Services - 6.5%
McGraw Hill Financial, Inc.	204,646	20,255,861
MSCI, Inc., Class A	221,631	16,418,425

		36,674,286

Electrical Equipment - 0.3%
SolarCity Corp. (A) (B)	68,217	1,676,774

Food Products - 3.6%
Mead Johnson Nutrition Co., Class A	238,241	20,243,338

Health Care Equipment & Supplies - 6.6%
DexCom, Inc. (A)	86,029	5,842,229
Intuitive Surgical, Inc. (A)	52,358	31,469,776

		37,312,005

Health Care Technology - 4.5%
athenahealth, Inc. (A) (B)	183,525	25,469,599

Hotels, Restaurants & Leisure - 5.9%
Dunkin’ Brands Group, Inc. (B)	380,738	17,959,412
Marriott International, Inc., Class A (B)	214,134	15,242,058

		33,201,470

Internet & Catalog Retail - 1.3%
TripAdvisor, Inc. (A) (B)	43,807	2,913,166
Zalando SE (A) (B) (C)	139,935	4,593,843

		7,507,009

Internet Software & Services - 12.0%
Autohome, Inc., ADR (A) (B)	208,303	5,819,986
Dropbox, Inc. (A) (D) (E) (F) (G)	423,376	4,661,370
LinkedIn Corp., Class A (A)	119,026	13,610,623
MercadoLibre, Inc.	61,076	7,197,807
Pandora Media, Inc. (A) (B)	317,331	2,840,112
Twitter, Inc. (A) (B)	912,169	15,096,397
Yelp, Inc., Class A (A)	112,729	2,241,052

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
Zillow Group, Inc., Class A (A)	225,638	$ 5,765,051
Zillow Group, Inc., Class C (A) (B)	451,275	10,708,756

		67,941,154

IT Services - 3.8%
FleetCor Technologies, Inc. (A)	104,334	15,519,683
Gartner, Inc. (A)	68,372	6,109,038

		21,628,721

Life Sciences Tools & Services - 5.2%
Illumina, Inc. (A)	179,113	29,036,008

Pharmaceuticals - 3.6%
Zoetis, Inc., Class A	456,852	20,252,249

Professional Services - 5.8%
IHS, Inc., Class A (A)	117,284	14,561,981
Verisk Analytics, Inc., Class A (A)	224,304	17,926,376

		32,488,357

Software - 11.4%
Atlassian Corp. PLC, Class A (A)	93,473	2,350,846
FireEye, Inc. (A) (B)	177,068	3,185,453
Mobileye NV (A) (B)	76,706	2,860,367
NetSuite, Inc. (A) (B)	59,542	4,078,032
ServiceNow, Inc. (A) (B)	236,362	14,460,627
Splunk, Inc. (A) (B)	329,117	16,103,695
Tableau Software, Inc., Class A (A)	69,413	3,183,974
Workday, Inc., Class A (A) (B)	236,330	18,159,597

		64,382,591

Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (A) (B)	91,126	1,409,719
Stratasys, Ltd. (A) (B)	31,679	821,120

		2,230,839

Textiles, Apparel & Luxury Goods - 4.6%
lululemon athletica, Inc. (A) (B)	121,645	8,236,583
Michael Kors Holdings, Ltd. (A)	216,095	12,308,771
Under Armour, Inc., Class A (A)	64,467	5,468,736

		26,014,090

Trading Companies & Distributors - 1.0%
Fastenal Co.	118,633	5,813,017

Total Common Stocks (Cost $510,231,343)		521,996,418

CONVERTIBLE PREFERRED STOCK - 0.1%
Internet Software & Services - 0.1%
Dropbox, Inc.
0.00% (A) (D) (E) (F) (G)	41,951	461,880

Total Convertible Preferred Stock (Cost $379,619)		461,880

PREFERRED STOCKS - 0.4%
Internet Software & Services - 0.0% (H)
Peixe Urbano, Inc.
0.00% (A) (D) (E) (F) (G)	65,743	28,270

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Software - 0.4%
Palantir Technologies, Inc.
Series G, 0.00% (A) (D) (E) (F) (G)	423,610	$ 2,507,771

Total Preferred Stocks (Cost $3,460,565)		2,536,041

	Number of Contracts	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.1% (I)
Call - USD vs. CNY (G)
Exercise Price CNY 6.70
Expiration Date 06/06/2016, RBS	100,163,794	357,585

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $389,948)		357,585

	Shares	Value
SECURITIES LENDING COLLATERAL - 28.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (J)	160,949,304	160,949,304

Total Securities Lending Collateral (Cost $160,949,304)		160,949,304

	Principal	Value
REPURCHASE AGREEMENT - 6.8%
State Street Bank & Trust Co. 0.03% (J), dated 03/31/2016, to be repurchased at $38,118,181 on 04/01/2016. Collateralized by a U.S. Government Agency Obligation, 0.88%, due 02/22/2017, and with a value of $38,881,963.	$ 38,118,149	38,118,149

Total Repurchase Agreement (Cost $38,118,149)		38,118,149

Total Investments (Cost $713,528,928) (K)		724,419,377
Net Other Assets (Liabilities) - (28.4)%		(160,270,106)

Net Assets - 100.0%		$ 564,149,271

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$512,741,205	$4,593,843	$4,661,370	$521,996,418
Convertible Preferred Stock	—	—	461,880	461,880
Preferred Stocks	—	—	2,536,041	2,536,041
Over-the-Counter Foreign Exchange Options Purchased	—	357,585	—	357,585
Securities Lending Collateral	160,949,304	—	—	160,949,304
Repurchase Agreement	—	38,118,149	—	38,118,149

Total Investments	$673,690,509	$43,069,577	$7,659,291	$724,419,377

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION (continued):

Level 3 Rollforward

Investments	Beginning Balance at December 31, 2015	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (M)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2016 (N)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2016 (M)
Common Stocks	$6,062,744	$—	$—	$—	$—	$(1,401,374)	$—	$—	$4,661,370	$(1,401,374)
Convertible Preferred Stock	600,738	—	—	—	—	(138,858)	—	—	461,880	(138,858)
Preferred Stocks	3,290,067	—	—	—	—	(754,026)	—	—	2,536,041	(754,026)

Total	$9,953,549	$—	$—	$—	$—	$(2,294,258)	$—	$—	$7,659,291	$(2,294,258)

Quantitative Information About Significant Unobservable Inputs (Level 3)

Investments	Value at March 31, 2016	Valuation Techniques	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Common Stocks	$4,661,370	Market Transaction Method	Third Party Tender Offer/Series C Preferred	$19.1012	$19.1012	$19.1012	Increase

		Discounted Cash Flow	Weighted Average Cost of Capital	18%	20%	19%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	6.5x	16.1x	8.7x	Increase
			Discount for Lack of Marketability	20%	20%	20%	Decrease

Convertible Preferred Stock	$461,880	Market Transaction Method	Third Party Tender Offer/Series C Preferred	$19.1012	$19.1012	$19.1012	Increase

		Discounted Cash Flow	Weighted Average Cost of Capital	18%	20%	19%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	6.5x	16.1x	8.7x	Increase
			Discount for Lack of Marketability	20%	20%	20%	Decrease

Preferred Stocks	$2,536,041	Merger & Acquisition Transaction	Sale / Merger Scenario	$0.43	$0.43	$0.43	Increase

		Market Transaction Method	Precedent Transaction of Preferred Stock	$11.38	$11.38	$11.38	Increase

		Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase

		Market Comparable Companies	Enterprise Value / Revenue	6.2x	11.3x	10.8x	Decrease
			Discount for Lack of Marketability	20%	20%	20%	Increase

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2016 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $157,215,336. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At March 31, 2016, the total aggregate value of 144A securities is $4,593,843, representing 0.8% of the Portfolio’s net assets.

(D)

Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2016, total aggregate fair value of securities is $7,659,291, representing 1.4% of the Portfolio’s net assets.

(E)	Security is Level 3 of the fair value hierarchy.
(F)	Restricted securities held by the Portfolio as of March 31, 2016 are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Dropbox, Inc.	05/01/2012	$3,831,172	$4,661,370	0.8%
Convertible Preferred Stock	Dropbox, Inc., 0.00%	05/25/2012	379,619	461,880	0.1
Preferred Stocks	Peixe Urbano, Inc., 0.00%	12/02/2011	2,164,319	28,270	0.0	(H)
Preferred Stocks	Palantir Technologies, Inc., Series G, 0.00%	07/19/2012	1,296,247	2,507,771	0.5

Total			$7,671,357	$7,659,291	1.4%

(G)

Illiquid security and/or derivative. At March 31, 2016, total aggregate value of illiquid securities is $7,659,291, representing 1.4% of the Portfolio’s net assets, and total aggregate value of illiquid derivatives is $357,585, representing 0.1% of the Portfolio’s net assets.

(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Cash in the amount of $470,000 has been segregated by the broker as collateral for open options contracts.
(J)	Rate disclosed reflects the yield at March 31, 2016.
(K)

Aggregate cost for federal income tax purposes is $713,528,928. Aggregate gross unrealized appreciation and depreciation for all securities is $99,781,559 and $88,891,110, respectively. Net unrealized appreciation for tax purposes is $10,890,449.

(L)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(M)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

(N)	Total aggregate fair value of Level 3 securities is 1.4% of the Portfolio’s net assets.

CURRENCY ABBREVIATIONS:

CNY	Chinese Yuan Renminbi
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

RBS	Royal Bank of Scotland Group PLC

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 59.0%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	46,712	$ 5,234,080
L-3 Communications Holdings, Inc.	16,913	2,004,190
Northrop Grumman Corp.	8,150	1,612,885
Textron, Inc.	6,420	234,073
United Technologies Corp.	51,967	5,201,897

		14,287,125

Airlines - 0.5%
Delta Air Lines, Inc.	26,860	1,307,545
United Continental Holdings, Inc. (A)	39,660	2,374,047

		3,681,592

Auto Components - 0.1%
Johnson Controls, Inc.	6,185	241,029
Magna International, Inc., Class A	5,050	216,948

		457,977

Automobiles - 0.2%
Ford Motor Co.	99,554	1,343,979
General Motors Co.	16,148	507,532

		1,851,511

Banks - 2.9%
Bank of America Corp.	429,668	5,809,111
BB&T Corp.	10,445	347,505
Citigroup, Inc.	143,280	5,981,940
Comerica, Inc., Class A	12,880	487,766
Fifth Third Bancorp	19,498	325,422
KeyCorp	63,570	701,813
SVB Financial Group (A)	4,050	413,302
Wells Fargo & Co.	181,438	8,774,342

		22,841,201

Beverages - 2.0%
Boston Beer Co., Inc., Class A (A)	3,544	655,888
Coca-Cola Co.	64,881	3,009,830
Coca-Cola Enterprises, Inc.	37	1,877
Constellation Brands, Inc., Class A	13,523	2,043,190
Dr. Pepper Snapple Group, Inc.	4,876	436,012
Molson Coors Brewing Co., Class B	32,071	3,084,589
PepsiCo, Inc.	65,502	6,712,645

		15,944,031

Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (A)	9,991	1,390,947
Biogen, Inc. (A)	12,045	3,135,554
BioMarin Pharmaceutical, Inc. (A)	6,540	539,419
Celgene Corp. (A)	41,074	4,111,097
Gilead Sciences, Inc.	55,838	5,129,279
Regeneron Pharmaceuticals, Inc., Class A (A)	460	165,802
Vertex Pharmaceuticals, Inc. (A)	13,936	1,107,773

		15,579,871

Building Products - 0.3%
Allegion PLC	16,570	1,055,675
Masco Corp.	50,779	1,596,999

		2,652,674

	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 1.7%
Ameriprise Financial, Inc.	3,960	$ 372,280
Bank of New York Mellon Corp.	11,220	413,233
BlackRock, Inc., Class A	5,220	1,777,775
Charles Schwab Corp.	72,550	2,032,851
Goldman Sachs Group, Inc.	8,725	1,369,650
Invesco, Ltd.	70,803	2,178,608
Morgan Stanley	121,690	3,043,467
State Street Corp.	27,138	1,588,116
TD Ameritrade Holding Corp. (B)	21,190	668,121

		13,444,101

Chemicals - 1.1%
Axiall Corp.	14,480	316,243
Dow Chemical Co.	48,855	2,484,765
E.I. du Pont de Nemours & Co.	43,376	2,746,568
Eastman Chemical Co.	18,690	1,349,979
Monsanto Co.	2,360	207,067
Mosaic Co. (B)	68,800	1,857,600

		8,962,222

Communications Equipment - 0.4%
Cisco Systems, Inc.	105,018	2,989,862

Construction & Engineering - 0.3%
Fluor Corp.	39,076	2,098,381

Construction Materials - 0.1%
Martin Marietta Materials, Inc. (B)	5,640	899,636

Consumer Finance - 0.4%
Capital One Financial Corp.	12,302	852,652
Discover Financial Services	25,080	1,277,073
Synchrony Financial (A)	41,061	1,176,808

		3,306,533

Containers & Packaging - 0.3%
Crown Holdings, Inc. (A)	31,273	1,550,828
Sealed Air Corp., Class A	5,305	254,693
WestRock Co.	26,180	1,021,806

		2,827,327

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B (A)	45,089	6,397,227
Intercontinental Exchange, Inc.	8,115	1,908,161
Voya Financial, Inc.	15,470	460,542

		8,765,930

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	141,459	5,540,949
Verizon Communications, Inc.	42,363	2,290,991

		7,831,940

Electric Utilities - 1.7%
American Electric Power Co., Inc.	34,455	2,287,812
Edison International	42,404	3,048,424
NextEra Energy, Inc.	25,831	3,056,841
PPL Corp.	64,730	2,464,271
Xcel Energy, Inc.	72,020	3,011,876

		13,869,224

Electrical Equipment - 0.4%
Eaton Corp. PLC	53,378	3,339,328

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A (B)	4,400	254,408

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Corning, Inc.	8,542	$ 178,442
TE Connectivity, Ltd.	43,018	2,663,675

		3,096,525

Energy Equipment & Services - 0.4%
Baker Hughes, Inc.	13,910	609,675
Halliburton Co.	40,143	1,433,908
National Oilwell Varco, Inc. (B)	6,450	200,595
Schlumberger, Ltd.	16,688	1,230,740

		3,474,918

Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	19,721	3,107,635
CVS Health Corp.	954	98,958
Kroger Co.	52,762	2,018,147
Wal-Mart Stores, Inc.	884	60,545
Walgreens Boots Alliance, Inc.	5,570	469,217

		5,754,502

Food Products - 0.8%
Archer-Daniels-Midland Co.	8,434	306,239
Hershey Co. (B)	18,510	1,704,586
Mead Johnson Nutrition Co., Class A (B)	2,000	169,940
Mondelez International, Inc., Class A	103,895	4,168,267

		6,349,032

Gas Utilities - 0.1%
UGI Corp.	14,180	571,312

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	84,101	3,517,945
Boston Scientific Corp. (A)	154,590	2,907,838
Stryker Corp.	11,841	1,270,421

		7,696,204

Health Care Providers & Services - 2.1%
Aetna, Inc.	23,879	2,682,806
Cigna Corp.	6,820	935,977
Express Scripts Holding Co. (A) (B)	8,740	600,351
HCA Holdings, Inc. (A)	3,390	264,589
Humana, Inc., Class A	13,562	2,481,168
McKesson Corp.	27,616	4,342,616
Quest Diagnostics, Inc.	4,690	335,100
UnitedHealth Group, Inc.	40,689	5,244,812

		16,887,419

Hotels, Restaurants & Leisure - 0.8%
Chipotle Mexican Grill, Inc., Class A (A) (B)	512	241,137
Royal Caribbean Cruises, Ltd., Class A (B)	28,076	2,306,443
Starbucks Corp.	43,214	2,579,876
Yum! Brands, Inc.	12,223	1,000,452

		6,127,908

Household Durables - 0.5%
D.R. Horton, Inc.	37,930	1,146,624
Harman International Industries, Inc.	16,050	1,429,092
PulteGroup, Inc.	55,747	1,043,026
Toll Brothers, Inc. (A)	13,816	407,710

		4,026,452

Household Products - 1.2%
Kimberly-Clark Corp.	30,386	4,087,221
Procter & Gamble Co.	62,965	5,182,649

		9,269,870

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 0.6%
Danaher Corp.	7,922	$ 751,481
General Electric Co.	137,546	4,372,587

		5,124,068

Insurance - 1.5%
American International Group, Inc.	32,840	1,775,002
Arthur J. Gallagher & Co.	16,390	729,027
Chubb, Ltd.	31,481	3,750,961
Lincoln National Corp.	6,260	245,392
MetLife, Inc.	86,136	3,784,816
Prudential Financial, Inc.	6,120	441,987
XL Group PLC, Class A	25,634	943,331

		11,670,516

Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (A)	11,457	6,801,334

Internet Software & Services - 2.8%
Alphabet, Inc., Class A (A)	8,783	6,700,550
Alphabet, Inc., Class C (A)	9,183	6,840,876
Facebook, Inc., Class A (A)	76,339	8,710,280

		22,251,706

IT Services - 2.3%
Accenture PLC, Class A	58,546	6,756,208
Automatic Data Processing, Inc.	3,070	275,410
Cognizant Technology Solutions Corp., Class A (A)	42,929	2,691,648
Fidelity National Information Services, Inc.	32,667	2,068,148
Global Payments, Inc. (B)	3,743	244,418
MasterCard, Inc., Class A	4,835	456,908
PayPal Holdings, Inc. (A)	12,550	484,430
Vantiv, Inc., Class A (A)	9,580	516,170
Visa, Inc., Class A (B)	59,687	4,564,862

		18,058,202

Life Sciences Tools & Services - 0.4%
Illumina, Inc. (A)	8,140	1,319,575
Thermo Fisher Scientific, Inc.	11,738	1,661,984

		2,981,559

Machinery - 1.1%
Caterpillar, Inc. (B)	3,250	248,755
Cummins, Inc. (B)	16,867	1,854,358
Deere & Co. (B)	3,330	256,377
Ingersoll-Rand PLC	10,680	662,267
PACCAR, Inc. (B)	47,337	2,588,860
Parker-Hannifin Corp.	4,521	502,193
Pentair PLC (B)	4,630	251,224
Snap-on, Inc.	1,650	259,033
Stanley Black & Decker, Inc.	20,180	2,123,138

		8,746,205

Media - 2.7%
CBS Corp., Class B	15,700	864,913
Charter Communications, Inc., Class A (A) (B)	11,290	2,285,435
Comcast Corp., Class A	100,456	6,135,852
DISH Network Corp., Class A (A)	26,372	1,219,969
Time Warner Cable, Inc.	6,000	1,227,720
Time Warner, Inc.	71,883	5,215,112
Twenty-First Century Fox, Inc., Class A	165,830	4,623,340

		21,572,341

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 0.1%
Newmont Mining Corp.	12,870	$ 342,085
U.S. Steel Corp. (B)	4,510	72,385

		414,470

Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	46	962
CMS Energy Corp. (B)	15,113	641,396
Sempra Energy	6,790	706,500

		1,348,858

Multiline Retail - 0.4%
Dollar General Corp.	25,530	2,185,368
Target Corp.	16,024	1,318,455

		3,503,823

Oil, Gas & Consumable Fuels - 3.6%
Cabot Oil & Gas Corp. (B)	56,050	1,272,895
Chevron Corp.	59,782	5,703,203
Columbia Pipeline Group, Inc.	3,107	77,986
ConocoPhillips	43,070	1,734,429
Diamondback Energy, Inc. (A) (B)	11,791	910,029
EOG Resources, Inc.	24,039	1,744,751
EQT Corp.	21,630	1,454,834
Exxon Mobil Corp.	87,116	7,282,026
Hess Corp.	5,200	273,780
Kinder Morgan, Inc.	34,600	617,956
Marathon Petroleum Corp.	8,370	311,197
Occidental Petroleum Corp.	46,623	3,190,412
Pioneer Natural Resources Co. (B)	16,481	2,319,536
Valero Energy Corp.	24,502	1,571,558

		28,464,592

Personal Products - 0.1%
Estee Lauder Cos., Inc., Class A	5,725	539,925

Pharmaceuticals - 3.4%
Allergan PLC (A)	14,503	3,887,239
Bristol-Myers Squibb Co.	90,657	5,791,169
Eli Lilly & Co.	60,646	4,367,119
Johnson & Johnson	44,296	4,792,827
Merck & Co., Inc.	29,830	1,578,305
Mylan NV (A)	10,160	470,916
Pfizer, Inc.	205,278	6,084,440

		26,972,015

Professional Services - 0.0% (C)
Equifax, Inc.	1,920	219,437

Real Estate Investment Trusts - 1.6%
American Tower Corp., Class A	11,133	1,139,685
Apartment Investment & Management Co., Class A	5,630	235,447
AvalonBay Communities, Inc.	10,979	2,088,206
Boston Properties, Inc.	7,515	955,006
DiamondRock Hospitality Co.	38,899	393,658
Equinix, Inc. (B)	3,099	1,024,870
Essex Property Trust, Inc.	2,162	505,605
HCP, Inc.	27,080	882,266
Kimco Realty Corp.	40,610	1,168,756
LaSalle Hotel Properties (B)	17,570	444,697
Liberty Property Trust, Series C	18,580	621,687
Prologis, Inc., Class A	31,758	1,403,068
Public Storage	1,340	369,612
Simon Property Group, Inc.	2,687	558,063
SL Green Realty Corp. (B)	6,917	670,119

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
STORE Capital Corp.	8,000	$ 207,040
Vornado Realty Trust, Class A	4,811	454,303

		13,122,088

Road & Rail - 0.8%
Canadian Pacific Railway, Ltd.	11,462	1,520,893
CSX Corp.	25,132	647,149
Union Pacific Corp.	54,514	4,336,588

		6,504,630

Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc., Class A	11	651
Broadcom, Ltd.	35,592	5,498,964
KLA-Tencor Corp.	4,037	293,934
Lam Research Corp.	47,218	3,900,207
Marvell Technology Group, Ltd.	32,822	338,395
NXP Semiconductors NV (A)	13,049	1,057,882
Qorvo, Inc. (A) (B)	3,154	158,993
Texas Instruments, Inc.	65,824	3,779,614

		15,028,640

Software - 2.5%
Adobe Systems, Inc. (A)	48,385	4,538,513
Microsoft Corp.	258,758	14,291,204
Oracle Corp.	22,727	929,762

		19,759,479

Specialty Retail - 2.2%
AutoNation, Inc. (A) (B)	3,650	170,382
Best Buy Co., Inc.	28,440	922,593
Home Depot, Inc.	50,269	6,707,393
Lowe’s Cos., Inc.	65,981	4,998,061
O’Reilly Automotive, Inc. (A) (B)	2,230	610,262
Ross Stores, Inc.	4,520	261,708
Tiffany & Co. (B)	8,680	636,938
TJX Cos., Inc.	42,339	3,317,261

		17,624,598

Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	149,567	16,301,307
Hewlett Packard Enterprise Co.	60,148	1,066,424
HP, Inc.	116,555	1,435,958

		18,803,689

Textiles, Apparel & Luxury Goods - 0.4%
lululemon athletica, Inc. (A) (B)	2,905	196,697
PVH Corp.	2,210	218,923
Ralph Lauren Corp., Class A (B)	8,130	782,594
VF Corp.	33,188	2,149,255

		3,347,469

Tobacco - 0.7%
Philip Morris International, Inc.	57,687	5,659,672

Water Utilities - 0.0% (C)
American Water Works Co., Inc. (B)	4,100	282,613

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (A)	17,259	661,020

Total Common Stocks (Cost $410,504,462)		468,347,557

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII
6.99% (D)	15,621	$ 410,676

Capital Markets - 0.0% (C)
State Street Corp.
Series D, 5.90% (D)	3,072	83,896

Electric Utilities - 0.0% (C)
SCE Trust III
5.75% (D)	1,280	34,407

Total Preferred Stocks (Cost $537,460)		528,979

	Principal	Value
ASSET-BACKED SECURITIES - 2.2%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (E)	$ 638,176	706,034
American Tower Trust I
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (E)	1,120,000	1,119,173
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1,
2.05% (D), 07/18/2027 (E)	910,000	899,442
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	541,636	543,417
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class C,
2.24%, 09/16/2019 (E)	80,000	79,943
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class C,
2.86%, 01/15/2019	100,000	100,884
Series 2012-2, Class D,
3.50%, 01/15/2019	100,000	101,295
HSBC Home Equity Loan Trust
Series 2006-3, Class M1,
0.69% (D), 03/20/2036	1,000,000	980,268
ICG US CLO, Ltd.
Series 2014-1A, Class A1,
1.77% (D), 04/20/2026 (E)	925,000	902,345
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	502,547	493,967
NRZ Advance Receivables Trust
Series 2015-T4, Class AT4,
3.20%, 11/15/2047 (E)	1,250,000	1,250,750
OCP CLO, Ltd.
Series 2015-8A, Class A1,
2.15% (D), 04/17/2027 (E)	930,000	915,314
Ocwen Master Advance Receivables Trust
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (E)	1,270,000	1,271,008
Orange Lake Timeshare Trust
Series 2015-AA, Class A,
2.88%, 09/08/2027 (E)	663,586	663,468
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1A,
2.12% (D), 07/20/2027 (E)	915,000	906,462
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (D), 10/15/2044 (E)	2,300,000	2,310,883

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B,
2.70%, 10/20/2030 (E)	$ 161,252	$ 160,323
Series 2014-1A, Class A,
2.07%, 03/20/2030 (E)	380,255	378,691
Series 2014-2A, Class A,
2.05%, 06/20/2031 (E)	343,763	342,137
Series 2014-3A, Class A,
2.30%, 10/20/2031 (E)	364,083	363,138
Series 2015-1A, Class A,
2.40%, 03/22/2032 (E)	265,777	262,789
Series 2015-1A, Class B,
3.05%, 03/22/2032 (E)	276,851	274,219
Silverleaf Finance XVIII LLC
Series 2014-A, Class A,
2.81%, 01/15/2027 (E)	360,457	359,032
SLM Private Education Loan Trust
Series 2011-B, Class A3,
2.69% (D), 06/16/2042 (E)	115,000	116,895
SolarCity LMC Series III LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (E)	611,499	584,829
SpringCastle America Funding LLC
Series 2014-AA, Class A,
2.70%, 05/25/2023 (E)	323,880	322,546
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A,
1.39% (D), 10/15/2018 (E)	1,420,000	1,398,050

Total Asset-Backed Securities (Cost $17,918,366)		17,807,302

CORPORATE DEBT SECURITIES - 14.9%
Aerospace & Defense - 0.1%
Harris Corp.
5.55%, 10/01/2021	640,000	713,439

Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	295,000	318,752
5.10%, 01/15/2044	215,000	239,527

		558,279

Airlines - 0.4%
American Airlines Pass-Through Trust
3.70%, 04/01/2028	828,805	812,229
Delta Air Lines Pass-Through Trust
6.82%, 02/10/2024	451,870	519,650
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	675,126	756,142
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,228,193	1,228,193

		3,316,214

Auto Components - 0.1%
BorgWarner, Inc.
3.38%, 03/15/2025	450,000	440,921

Automobiles - 0.1%
General Motors Co.
4.88%, 10/02/2023	640,000	670,650
6.25%, 10/02/2043	80,000	85,443

		756,093

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 2.6%
Bank of America Corp.
2.60%, 01/15/2019	$ 240,000	$ 244,058
4.45%, 03/03/2026	185,000	190,585
5.42%, 03/15/2017	800,000	827,336
5.75%, 12/01/2017	320,000	340,039
Barclays Bank PLC
10.18%, 06/12/2021 (E)	1,945,000	2,471,408
Branch Banking & Trust Co.
3.80%, 10/30/2026	500,000	530,975
Citigroup, Inc.
1.70%, 04/27/2018	753,000	750,288
3.38%, 03/01/2023	341,000	345,863
4.95%, 11/07/2043	75,000	80,805
6.68%, 09/13/2043	75,000	90,902
Cooperatieve Rabobank UA
2.25%, 01/14/2019	265,000	269,057
11.00% (D), 06/30/2019 (E) (F)	1,905,000	2,285,809
First Horizon National Corp.
3.50%, 12/15/2020	470,000	469,667
HSBC Bank Brasil SA - Banco Multiplo
4.00%, 05/11/2016, MTN (E)	690,000	690,069
HSBC Holdings PLC
4.25%, 03/14/2024	200,000	202,077
5.25%, 03/14/2044	201,000	203,859
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (E)	965,000	903,667
JPMorgan Chase & Co.
2.00%, 08/15/2017	1,175,000	1,186,581
3.25%, 09/23/2022	1,082,000	1,128,453
4.85%, 02/01/2044	75,000	85,441
6.75% (D), 02/01/2024 (F)	66,000	72,468
JPMorgan Chase Bank NA
6.00%, 10/01/2017	510,000	541,447
Korea Development Bank
3.50%, 08/22/2017	475,000	488,166
Macquarie Bank, Ltd.
1.65%, 03/24/2017 (E)	365,000	365,829
Nordea Bank AB
4.25%, 09/21/2022 (E)	1,930,000	2,023,094
Royal Bank of Scotland Group PLC
5.13%, 05/28/2024	155,000	149,015
6.00%, 12/19/2023	275,000	278,520
6.40%, 10/21/2019	185,000	207,562
Societe Generale SA
5.00%, 01/17/2024 (B) (E)	275,000	280,862
Svenska Handelsbanken AB
2.45%, 03/30/2021, MTN	2,000,000	2,018,432
Wells Fargo & Co.
2.15%, 01/15/2019	134,000	136,405
4.13%, 08/15/2023	521,000	555,790
5.38%, 11/02/2043	280,000	316,486
5.90% (D), 06/15/2024 (F)	178,000	180,392

		20,911,407

Beverages - 0.1%
Anheuser-Busch InBev Finance, Inc.
3.70%, 02/01/2024	285,000	304,904
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019	305,000	355,482

		660,386

Biotechnology - 0.6%
Celgene Corp.
3.63%, 05/15/2024	570,000	589,154
3.88%, 08/15/2025	1,125,000	1,182,303
5.00%, 08/15/2045	845,000	913,727

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Gilead Sciences, Inc.
3.65%, 03/01/2026	$ 1,075,000	$ 1,142,332
4.75%, 03/01/2046	650,000	711,485

		4,539,001

Building Products - 0.1%
Owens Corning
4.20%, 12/15/2022	680,000	689,131

Capital Markets - 1.5%
Ameriprise Financial, Inc.
3.70%, 10/15/2024 (B)	1,410,000	1,460,442
Bank of New York Mellon Corp.
2.10%, 01/15/2019, MTN	205,000	207,706
Deutsche Bank AG
1.93% (D), 08/20/2020	280,000	274,640
6.00%, 09/01/2017	550,000	578,870
Goldman Sachs Group, Inc.
4.25%, 10/21/2025	1,005,000	1,021,871
6.25%, 02/01/2041	75,000	93,250
6.75%, 10/01/2037	80,000	95,555
7.50%, 02/15/2019, MTN	705,000	812,062
Macquarie Group, Ltd.
6.25%, 01/14/2021 (E)	1,230,000	1,385,660
Morgan Stanley
5.00%, 11/24/2025	735,000	795,430
7.30%, 05/13/2019, MTN	1,790,000	2,060,143
Oaktree Capital Management, LP
6.75%, 12/02/2019 (E)	705,000	789,210
UBS AG
1.80%, 03/26/2018, MTN	500,000	501,690
7.63%, 08/17/2022	935,000	1,070,884
UBS Group Funding Jersey, Ltd.
4.13%, 09/24/2025 (E)	437,000	437,623

		11,585,036

Chemicals - 0.1%
LyondellBasell Industries NV
5.00%, 04/15/2019	289,000	308,754
Monsanto Co.
4.40%, 07/15/2044	480,000	445,596

		754,350

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
3.85%, 11/15/2024 (E)	720,000	752,692
Hutchison Whampoa International 14, Ltd.
1.63%, 10/31/2017 (E)	445,000	444,821

		1,197,513

Communications Equipment - 0.0% (C)
Cisco Systems, Inc.
2.13%, 03/01/2019	225,000	231,492

Construction Materials - 0.1%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,065,000	1,073,415

Consumer Finance - 0.1%
Discover Financial Services
3.85%, 11/21/2022	793,000	785,355
Ford Motor Credit Co. LLC
4.38%, 08/06/2023	405,000	430,946

		1,216,301

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 0.1%
International Paper Co.
4.75%, 02/15/2022	$ 694,000	$ 761,527

Diversified Financial Services - 0.2%
Credit Suisse Group Funding Guernsey, Ltd.
2.75%, 03/26/2020	1,370,000	1,351,974
Murray Street Investment Trust I
4.65% (G), 03/09/2017	500,000	514,050

		1,866,024

Diversified Telecommunication Services - 0.7%
AT&T, Inc.
2.45%, 06/30/2020	1,185,000	1,200,785
3.40%, 05/15/2025	650,000	651,523
4.35%, 06/15/2045	290,000	265,668
4.60%, 02/15/2021	285,000	311,800
5.00%, 03/01/2021	150,000	167,255
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	220,000	162,250
Sprint Capital Corp.
6.88%, 11/15/2028	175,000	127,750
Verizon Communications, Inc.
3.45%, 03/15/2021	620,000	658,066
4.50%, 09/15/2020	185,000	204,244
5.15%, 09/15/2023	795,000	917,599
6.55%, 09/15/2043	713,000	939,183

		5,606,123

Electric Utilities - 0.5%
Appalachian Power Co.
3.40%, 06/01/2025	550,000	562,710
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/2044	270,000	297,211
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	114,000	124,560
8.88%, 11/15/2018	65,000	76,459
Commonwealth Edison Co.
4.70%, 01/15/2044	175,000	199,239
Duke Energy Carolinas LLC
4.25%, 12/15/2041	183,000	195,611
Duke Energy Corp.
3.75%, 04/15/2024	46,000	48,093
Entergy Arkansas, Inc.
3.70%, 06/01/2024	267,000	285,032
Georgia Power Co.
3.00%, 04/15/2016	428,000	428,279
Jersey Central Power & Light Co.
7.35%, 02/01/2019	128,000	143,484
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (E)	347,000	379,383
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	55,000	59,428
5.30%, 06/01/2042	75,000	87,514
Pacific Gas & Electric Co.
4.75%, 02/15/2044	79,000	89,909
PacifiCorp
3.60%, 04/01/2024 (B)	555,000	593,780
5.75%, 04/01/2037	150,000	188,494
Progress Energy, Inc.
4.88%, 12/01/2019	27,000	29,611
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN (B)	560,000	578,403

		4,367,200

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.1%
Hiland Partners, LP / Hiland Partners Finance Corp.
7.25%, 10/01/2020 (E)	$ 245,000	$ 254,187
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (E)	420,000	425,811
Schlumberger Investment SA
3.65%, 12/01/2023 (B)	132,000	137,075
Weatherford International, Ltd.
5.95%, 04/15/2042	155,000	107,725

		924,798

Food & Staples Retailing - 0.2%
CVS Health Corp.
2.25%, 08/12/2019	765,000	784,155
5.30%, 12/05/2043	54,000	63,756
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	191,000	202,334
4.30%, 04/22/2044	75,000	83,867
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	798,000	821,720

		1,955,832

Food Products - 0.1%
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (E)	460,000	472,485
Mondelez International, Inc.
2.25%, 02/01/2019	255,000	260,349

		732,834

Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co.
2.68%, 12/15/2019	355,000	363,696
Boston Scientific Corp.
2.65%, 10/01/2018	251,000	255,448

		619,144

Health Care Providers & Services - 0.3%
Aetna, Inc.
4.75%, 03/15/2044	58,000	61,601
Anthem, Inc.
1.88%, 01/15/2018	306,000	306,969
2.30%, 07/15/2018	853,000	862,706
3.30%, 01/15/2023	100,000	101,100
Coventry Health Care, Inc.
5.45%, 06/15/2021	222,000	250,936
Express Scripts Holding Co.
4.75%, 11/15/2021	555,000	602,974
Tenet Healthcare Corp.
6.25%, 11/01/2018	210,000	223,650
UnitedHealth Group, Inc.
3.38%, 11/15/2021	78,000	83,327

		2,493,263

Household Products - 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	750,000	769,688

Industrial Conglomerates - 0.4%
General Electric Co.
5.00% (D), 01/21/2021 (F)	2,366,000	2,436,980
5.50%, 01/08/2020, MTN	240,000	275,293
6.88%, 01/10/2039, MTN	80,000	115,840

		2,828,113

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 1.5%
American International Group, Inc.
4.13%, 02/15/2024	$ 256,000	$ 266,754
8.18% (D), 05/15/2068	72,000	89,460
Fidelity National Financial, Inc.
5.50%, 09/01/2022	255,000	276,910
6.60%, 05/15/2017	800,000	836,540
Genworth Holdings, Inc.
7.63%, 09/24/2021	185,000	157,805
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	1,545,000	1,764,954
Lincoln National Corp.
8.75%, 07/01/2019	995,000	1,189,054
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (E)	825,000	826,267
3.88%, 04/11/2022 (E)	750,000	800,667
Pacific Life Insurance Co.
9.25%, 06/15/2039 (E)	915,000	1,320,362
Principal Financial Group, Inc.
8.88%, 05/15/2019	445,000	528,684
Prudential Financial, Inc.
5.38%, 06/21/2020, MTN	294,000	328,206
7.38%, 06/15/2019, MTN	250,000	290,119
Reinsurance Group of America, Inc.
3.30% (D), 12/15/2065	1,861,000	1,339,920
ZFS Finance USA Trust II
6.45% (D), 12/15/2065 (E)	2,045,000	2,040,910

		12,056,612

IT Services - 0.1%
International Business Machines Corp.
3.63%, 02/12/2024	170,000	182,602
MasterCard, Inc.
2.00%, 04/01/2019	224,000	229,501
3.38%, 04/01/2024	144,000	153,995

		566,098

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	690,000	689,548
2.40%, 02/01/2019	581,000	587,852

		1,277,400

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (E)	580,000	579,969

Media - 0.3%
CBS Corp.
4.63%, 05/15/2018	89,000	93,943
5.75%, 04/15/2020	85,000	96,193
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	550,000	547,250
Comcast Corp.
5.88%, 02/15/2018	426,000	462,772
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (E) (F)	200,000	206,000
NBCUniversal Media LLC
4.38%, 04/01/2021	630,000	704,468
4.45%, 01/15/2043	209,000	225,106

		2,335,732

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023 (B)	$ 180,000	$ 185,378
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	185,000	125,338
Novelis, Inc.
8.75%, 12/15/2020	395,000	398,674
Rio Tinto Finance USA PLC
2.88%, 08/21/2022 (B)	152,000	147,918

		857,308

Multi-Utilities - 0.1%
CMS Energy Corp.
3.88%, 03/01/2024	87,000	92,015
4.88%, 03/01/2044	201,000	213,701
PG&E Corp.
2.40%, 03/01/2019	113,000	114,508

		420,224

Oil, Gas & Consumable Fuels - 0.8%
Anadarko Petroleum Corp.
5.55%, 03/15/2026 (B)	359,000	362,161
Apache Corp.
4.25%, 01/15/2044	66,000	55,466
4.75%, 04/15/2043	85,000	76,298
BP Capital Markets PLC
2.24%, 05/10/2019	425,000	430,152
Energy Transfer Partners, LP
5.95%, 10/01/2043	155,000	133,504
EOG Resources, Inc.
2.45%, 04/01/2020	371,000	367,603
Exxon Mobil Corp.
1.82%, 03/15/2019	640,000	649,554
3.04%, 03/01/2026	310,000	317,273
Husky Energy, Inc.
4.00%, 04/15/2024	185,000	175,020
Kerr-McGee Corp.
6.95%, 07/01/2024	190,000	201,108
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	605,000	569,534
Laredo Petroleum, Inc.
7.38%, 05/01/2022 (B)	230,000	195,500
MEG Energy Corp.
6.50%, 03/15/2021 (E)	180,000	108,675
Murphy Oil Corp.
2.50%, 12/01/2017	316,000	296,259
Nexen Energy ULC
5.88%, 03/10/2035	10,000	10,986
Noble Energy, Inc.
6.00%, 03/01/2041	95,000	88,582
8.25%, 03/01/2019	195,000	214,600
Peabody Energy Corp.
6.25%, 11/15/2021	165,000	11,756
Petrobras Global Finance BV
6.25%, 03/17/2024	410,000	327,877
Petroleos Mexicanos
3.50%, 07/18/2018 - 01/30/2023	510,000	496,507
Range Resources Corp.
5.75%, 06/01/2021	45,000	39,713
Shell International Finance BV
2.00%, 11/15/2018	364,000	368,639
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	160,000	157,869
4.63%, 03/01/2034	145,000	138,534
Western Gas Partners, LP
5.38%, 06/01/2021	259,000	250,616

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.
3.70%, 01/15/2023	$ 83,000	$ 62,043
7.88%, 09/01/2021	109,000	100,797
Williams Partners, LP
5.40%, 03/04/2044	128,000	95,898

		6,302,524

Pharmaceuticals - 0.2%
Actavis Funding SCS
3.80%, 03/15/2025	595,000	619,242
Perrigo Co. PLC
2.30%, 11/08/2018	645,000	644,379
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	41,000	42,730

		1,306,351

Real Estate Investment Trusts - 1.0%
EPR Properties
4.50%, 04/01/2025 (B)	955,000	926,487
Host Hotels & Resorts, LP
4.00%, 06/15/2025	330,000	321,402
Kilroy Realty, LP
4.25%, 08/15/2029	1,120,000	1,149,942
Realty Income Corp.
3.88%, 07/15/2024	965,000	978,302
6.75%, 08/15/2019	240,000	273,636
Simon Property Group, LP
3.38%, 10/01/2024	1,470,000	1,537,932
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	79,000	79,540
Vereit Operating Partnership, LP
2.00%, 02/06/2017	1,215,000	1,202,850
3.00%, 02/06/2019	270,000	265,243
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70%, 09/17/2019 (E)	1,075,000	1,082,307

		7,817,641

Road & Rail - 0.2%
Aviation Capital Group Corp.
7.13%, 10/15/2020 (E)	1,131,000	1,278,030
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	51,000	53,062
3.75%, 04/01/2024	48,000	51,807

		1,382,899

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp.
2.45%, 07/29/2020	960,000	993,500
KLA-Tencor Corp.
4.13%, 11/01/2021	685,000	715,240

		1,708,740

Software - 0.1%
Microsoft Corp.
2.70%, 02/12/2025	695,000	710,176

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.40%, 05/03/2023	700,000	704,257
2.85%, 02/23/2023	490,000	507,914

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020 (E)	$ 880,000	$ 915,060
HP, Inc.
3.75%, 12/01/2020	45,000	46,562

		2,173,793

Tobacco - 0.1%
Altria Group, Inc.
4.00%, 01/31/2024	144,000	158,503
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	895,000	1,069,402

		1,227,905

Trading Companies & Distributors - 0.1%
International Lease Finance Corp.
6.75%, 09/01/2016 (E)	1,045,000	1,060,675

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV
2.38%, 09/08/2016	660,000	662,761
4.38%, 07/16/2042 (B)	250,000	242,863
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	250,000	250,375
4.88%, 08/15/2040 (E)	675,000	722,953
6.11%, 01/15/2040 (E)	1,755,000	1,936,355
SBA Tower Trust
2.24%, 04/15/2043 (E)	280,000	277,991
Sprint Communications, Inc.
9.00%, 11/15/2018 (E)	715,000	748,962
Sprint Corp.
7.88%, 09/15/2023	200,000	152,958
T-Mobile USA, Inc.
6.46%, 04/28/2019	20,000	20,400
6.63%, 04/28/2021	75,000	78,375
6.73%, 04/28/2022	75,000	78,360
6.84%, 04/28/2023	25,000	26,375

		5,198,728

Total Corporate Debt Securities (Cost $118,559,104)		118,550,299

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Brazilian Government International Bond
4.25%, 01/07/2025 (B)	230,000	211,025
Colombia Government International Bond
4.00%, 02/26/2024 (B)	305,000	306,525
Export-Import Bank of Korea
4.00%, 01/11/2017	665,000	678,383
Indonesia Government International Bond
5.38%, 10/17/2023 (E)	400,000	438,804
Mexico Government International Bond
4.00%, 10/02/2023	800,000	838,000
Peruvian Government International Bond
7.35%, 07/21/2025	160,000	210,400
Turkey Government International Bond
5.75%, 03/22/2024	520,000	563,992

Total Foreign Government Obligations (Cost $3,153,433)		3,247,129

MORTGAGE-BACKED SECURITIES - 4.9%
Aventura Mall Trust
Series 2013-AVM, Class A,
3.74% (D), 12/05/2032 (E)	1,300,000	1,391,872

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A,
5.54% (D), 06/10/2049	$ 354,662	$ 365,883
Banc of America Re-REMIC Trust
Series 2010-UB3, Class A4B1,
5.54% (D), 06/15/2049 (E)	475,000	486,439
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	590,000	586,981
Series 2012-TFT, Class C,
3.47% (D), 06/05/2030 (E)	1,390,000	1,347,616
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA,
0.60% (D), 11/05/2036 (E)	3,935,000	184,212
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (E)	755,000	796,010
BCAP LLC Trust
Series 2009-RR14, Class 1A1,
6.00% (D), 05/26/2037 (E)	157,384	163,843
Series 2009-RR6, Class 2A1,
2.72% (D), 08/26/2035 (E)	680,988	671,174
Series 2010-RR1, Class 12A1,
5.25% (D), 08/26/2036 (E)	206,189	209,229
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A,
5.19%, 12/11/2038	373,900	379,312
Series 2007-PW15, Class A1A,
5.32%, 02/11/2044	269,590	275,531
Series 2007-PW17, Class A1A,
5.65% (D), 06/11/2050	452,350	471,653
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	185,000	198,728
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	285,000	311,235
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	1,233,493	1,260,567
COMM Mortgage Trust
Series 2010-RR1, Class GEB,
5.54% (D), 12/11/2049 (E)	1,260,000	1,287,964
Series 2013-CR11, Class AM,
4.72% (D), 10/10/2046	90,000	100,501
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	170,000	174,487
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	205,000	221,958
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	990,000	1,031,533
Commercial Mortgage Trust
Series 2007-GG11, Class AM,
5.87% (D), 12/10/2049	150,000	154,234
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (E)	1,135,000	1,147,085
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1,
4.04% (D), 08/26/2036 (E)	805,237	789,174
CSMC Trust
Series 2010-1R, Class 28A1,
5.00%, 02/27/2047 (E)	381,741	378,304

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust (continued)
Series 2010-RR1, Class 2A,
5.70% (D), 09/15/2040 (E)	$ 401,909	$ 410,902
Series 2014-4R, Class 21A1,
0.77% (D), 12/27/2035 (E)	1,072,983	966,125
DBRR Trust
Series 2011-C32, Class A3A,
5.70% (D), 06/17/2049 (E)	150,000	153,789
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-RMP1, Class A2,
0.58% (D), 12/25/2036	201,229	163,624
Extended Stay America Trust
Series 2013-ESH7, Class A27,
2.96%, 12/05/2031 (E)	215,000	215,485
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.44% (D), 12/10/2027 (E)	440,000	419,909
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	400,000	402,827
Hilton USA Trust, Interest Only STRIPS
Series 2013-HLT, Class X1FX,
Zero Coupon (D), 11/05/2030 (E)	20,000,000	200
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (E)	800,000	801,927
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A,
2.74% (D), 12/26/2037 (E)	117,325	115,864
Series 2009-R7, Class 10A3,
6.00%, 12/26/2036 (E)	75,064	76,727
Series 2009-R7, Class 12A1,
2.76% (D), 08/26/2036 (E)	17,357	17,260
Series 2009-R7, Class 1A1,
2.50% (D), 02/26/2036 (E)	293,729	286,588
Series 2009-R7, Class 4A1,
2.68% (D), 09/26/2034 (E)	88,783	87,310
Series 2009-R9, Class 1A1,
2.42% (D), 08/26/2046 (E)	116,468	116,747
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18, Class A1A,
5.43% (D), 06/12/2047	625,193	635,753
Series 2007-CB20, Class AM,
5.88% (D), 02/12/2051	460,000	481,200
Series 2007-LD12, Class A1A,
5.85% (D), 02/15/2051	521,372	539,982
Series 2008-C2, Class ASB,
6.13% (D), 02/12/2051	142,890	146,162
Series 2010-C1, Class B,
5.95%, 06/15/2043 (E)	420,000	452,160
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (E)	1,426,936	1,516,169
JPMorgan Re-REMIC Trust
Series 2009-7, Class 8A1,
3.02% (D), 01/27/2047 (E)	4,130	4,126
Series 2010-4, Class 7A1,
1.99% (D), 08/26/2035 (E)	10,183	10,153
Series 2014-2, Class 6A1,
2.84% (D), 05/26/2037 (E)	1,039,218	1,035,413
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AM,
6.15% (D), 09/15/2045	145,000	149,545
Merrill Lynch Mortgage Trust
Series 2007-C1, Class A1A,
5.84% (D), 06/12/2050	160,906	165,353

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class AM,
5.72% (D), 04/12/2049	$ 570,000	$ 574,218
Series 2007-IQ13, Class A1A,
5.31%, 03/15/2044	568,830	580,774
Series 2007-IQ13, Class AM,
5.41%, 03/15/2044	140,000	144,390
Series 2007-IQ14, Class A1A,
5.67% (D), 04/15/2049	160,970	165,390
Series 2007-IQ15, Class AM,
5.92% (D), 06/11/2049	195,000	202,366
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class A,
2.00%, 07/27/2049 (E)	71,325	70,790
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (E)	1,361,571	1,377,531
Motel 6 Trust
Series 2015-MTL6, Class B,
3.30%, 02/05/2030 (E)	155,000	154,945
Series 2015-MTL6, Class C,
3.64%, 02/05/2030 (E)	2,660,000	2,613,464
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	720,654	722,781
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	376,813	387,657
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	834,742	858,861
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	620,906	640,561
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055	1,184,491	1,223,222
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1,
1.01% (D), 05/25/2035	691,875	661,765
SCG Trust
Series 2013-SRP1, Class A,
1.84% (D), 11/15/2026 (E)	295,000	293,185
Series 2013-SRP1, Class AJ,
2.39% (D), 11/15/2026 (E)	190,000	189,056
STRIPS, Ltd.
Series 2012-1A, Class A,
1.50%, 12/25/2044 (E)	76,609	76,035
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	1,217,095	1,225,137
Series 2015-4, Class A1B,
2.75% (D), 04/25/2055 (E)	410,490	410,170
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	846,411	845,566
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	1,045,000	1,043,746
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	535,000	558,043
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A,
1.75%, 08/20/2021 (E)	21,665	21,665

Total Mortgage-Backed Securities (Cost $39,185,739)		38,798,143

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.1%
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	55,000	78,673

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
State of California, General Obligation Unlimited
7.60%, 11/01/2040	$ 260,000	$ 402,727
University of California, Revenue Bonds
Series AD,
4.86%, 05/15/2112	50,000	51,443

		532,843

Georgia - 0.0% (C)
Municipal Electric Authority of Georgia, Revenue Bonds
Series A,
6.64%, 04/01/2057	50,000	61,888

Illinois - 0.0% (C)
State of Illinois, General Obligation Unlimited
5.10%, 06/01/2033	250,000	234,232

New Jersey - 0.0% (C)
New Jersey Turnpike Authority, Revenue Bonds
Series F,
7.41%, 01/01/2040	71,000	106,300

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds
Series E,
6.81%, 11/15/2040	60,000	83,451
New York City Water & Sewer System, Revenue Bonds
Series CC,
5.88%, 06/15/2044	55,000	74,914
New York State Dormitory Authority, Revenue Bonds
Series H,
5.39%, 03/15/2040	55,000	69,171
Port Authority of New York & New Jersey, Revenue Bonds
Series 181,
4.96%, 08/01/2046	95,000	110,699

		338,235

Total Municipal Government Obligations (Cost $1,173,671)		1,273,498

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.5%
Federal Home Loan Mortgage Corp.
5.00%, 04/01/2018 - 02/01/2024	107,106	112,039
5.50%, 09/01/2018 - 06/01/2041	454,097	495,206
6.00%, 12/01/2037	138,870	159,372
Federal National Mortgage Association
Zero Coupon, 10/09/2019	745,000	707,810
1.99% (D), 02/01/2043	298,240	304,089
3.00%, TBA (H)	14,489,000	14,862,544
3.33% (D), 10/25/2023	245,000	261,433
3.35% (D), 06/01/2041	86,041	90,455
3.50%, 07/01/2028 - 01/01/2029	899,587	960,996
3.50%, TBA (H)	17,603,000	18,481,728
3.51% (D), 09/01/2041	85,842	90,883
4.00%, TBA (H)	5,630,000	6,015,303
4.50%, 02/01/2025 - 06/01/2026	667,547	717,730
5.00%, 05/01/2018	36,618	37,820
5.00%, TBA (H)	3,363,000	3,720,319
5.50%, 04/01/2037 - 04/01/2041	669,113	752,436
6.00%, 08/01/2036 - 06/01/2041	1,427,190	1,642,351
6.50%, 05/01/2040	307,738	356,040

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association
4.46%, 06/20/2062	$ 1,709,823	$ 1,815,379
Government National Mortgage Association, Interest Only STRIPS
0.91% (D), 02/16/2053	1,134,761	71,316

Total U.S. Government Agency Obligations (Cost $51,272,918)		51,655,249

U.S. GOVERNMENT OBLIGATIONS - 9.0%
U.S. Treasury Bond
2.50%, 02/15/2045	2,301,000	2,243,654
2.75%, 08/15/2042	3,418,600	3,529,971
3.50%, 02/15/2039	1,262,500	1,502,326
3.63%, 02/15/2044	9,256,700	11,229,895
4.50%, 02/15/2036	2,782,600	3,817,922
4.75%, 02/15/2037	580,000	820,768
5.25%, 02/15/2029	3,039,000	4,172,453
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	451,197	523,142
2.50%, 01/15/2029	1,293,319	1,624,192
U.S. Treasury Inflation Indexed Note
0.63%, 01/15/2024	4,558,742	4,746,671
U.S. Treasury Note
0.38%, 05/31/2016 - 10/31/2016	5,099,300	5,096,902
0.88%, 04/15/2017 - 04/30/2017	7,206,600	7,223,773
1.00%, 11/30/2019	787,000	786,662
1.25%, 11/30/2018	4,229,700	4,276,789
1.63%, 03/31/2019 - 11/15/2022	8,689,800	8,829,924
1.88%, 11/30/2021	1,026,000	1,053,854
2.00%, 02/15/2025	3,969,000	4,053,806
2.25%, 11/15/2024	1,968,400	2,052,211
2.50%, 08/15/2023 - 05/15/2024	3,301,700	3,512,627

Total U.S. Government Obligations (Cost $67,978,428)		71,097,542

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.6%
Federal Home Loan Bank Discount Notes
0.35% (I), 06/02/2016 - 06/29/2016	3,039,000	3,036,948
0.37% (I), 04/08/2016 - 06/22/2016	14,944,000	14,938,259
0.39% (I), 06/09/2016	5,475,000	5,471,748
0.40% (I), 04/27/2016 - 05/27/2016	2,460,000	2,459,563
0.41% (I), 05/04/2016	10,710,000	10,707,451

Total Short-Term U.S. Government Agency Obligations (Cost $36,609,609)		36,613,969

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.0%
U.S. Treasury Bill
0.05% (I), 04/28/2016 (B) (J)	40,000	39,994
0.06% (I), 04/28/2016 (B) (J)	25,000	24,997
0.07% (I), 04/28/2016 (B) (J)	25,000	24,997
0.08% (I), 04/28/2016 (B) (J)	40,000	39,995
0.11% (I), 04/28/2016 (B) (J)	60,000	59,992
0.19% (I), 04/28/2016 (B) (J)	290,000	289,962
0.20% (I), 04/28/2016 (B) (J)	30,000	29,996
0.21% (I), 04/28/2016 (B) (J)	90,000	89,989
0.23% (I), 04/28/2016 (B) (J)	160,000	159,979
0.27% (I), 06/09/2016	710,000	709,752
0.28% (I), 06/09/2016	1,901,300	1,900,637

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bill (continued)
0.31% (I), 05/26/2016	$ 500,400	$ 500,299
0.34% (I), 05/05/2016	3,673,000	3,672,684

Total Short-Term U.S. Government Obligations (Cost $7,541,838)		7,543,273

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (I)	31,648,111	31,648,111

Total Securities Lending Collateral (Cost $31,648,111)		31,648,111

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
State Street Bank & Trust Co. 0.03% (I), dated 03/31/2016, to be repurchased at $16,355,103 on 04/01/2016. Collateralized by a U.S. Government Obligation, 0.88%, due 12/31/2016, and with a value of $16,687,344.	$ 16,355,089	16,355,089

Total Repurchase Agreement (Cost $16,355,089)		16,355,089

Total Investments (Cost $802,438,228) (K)		863,466,140
Net Other Assets (Liabilities) - (8.9)%		(70,211,790)

Net Assets - 100.0%		$ 793,254,350

The notes are an integral part of this report. Transamerica Series Trust	Page 11	March 31, 2016 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	111	06/17/2016	$172,266	$—

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$468,347,557	$—	$—	$468,347,557
Preferred Stocks	528,979	—	—	528,979
Asset-Backed Securities	—	17,807,302	—	17,807,302
Corporate Debt Securities	—	118,550,299	—	118,550,299
Foreign Government Obligations	—	3,247,129	—	3,247,129
Mortgage-Backed Securities	—	38,798,143	—	38,798,143
Municipal Government Obligations	—	1,273,498	—	1,273,498
U.S. Government Agency Obligations	—	51,655,249	—	51,655,249
U.S. Government Obligations	—	71,097,542	—	71,097,542
Short-Term U.S. Government Agency Obligations	—	36,613,969	—	36,613,969
Short-Term U.S. Government Obligations	—	7,543,273	—	7,543,273
Securities Lending Collateral	31,648,111	—	—	31,648,111
Repurchase Agreement	—	16,355,089	—	16,355,089

Total Investments	$500,524,647	$362,941,493	$—	$863,466,140

Other Financial Instruments
Futures Contracts (M)	$172,266	$—	$—	$172,266

Total Other Financial Instruments	$172,266	$—	$—	$172,266

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $30,957,499. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Floating or variable coupon rate. The rate disclosed is as of March 31, 2016.
(E)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At March 31, 2016, the total aggregate value of 144A securities is $76,067,191, representing 9.6% of the Portfolio’s net assets.

(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Step coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2016; the maturity date disclosed is the ultimate maturity date.
(H)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after March 31, 2016.
(I)	Rate disclosed reflects the yield at March 31, 2016.
(J)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $529,932.

(K)

Aggregate cost for federal income tax purposes is $802,438,228. Aggregate gross unrealized appreciation and depreciation for all securities is $79,667,111 and $18,639,199, respectively. Net unrealized appreciation for tax purposes is $61,027,912.

(L)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(M)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 12	March 31, 2016 Form N-Q

Transamerica Multi-Manager Alternative Strategies VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 93.2%
International Alternative Funds - 22.8%
Transamerica Global Long/Short Equity (A) (B)	2,951	$ 27,565
Transamerica Global Multifactor Macro (B)	47,204	456,460

		484,025

International Equity Funds - 18.9%
Transamerica Developing Markets Equity (A) (B)	10,026	91,032
Transamerica Global Real Estate Securities (B)	8,550	122,779
Transamerica International Small Cap (B)	11,188	103,150
Transamerica International Small Cap Value (B)	7,474	85,802

		402,763

International Fixed Income Funds - 5.8%
Transamerica Emerging Markets Debt (B)	9,164	89,350
Transamerica Unconstrained Bond (B)	3,529	33,558

		122,908

U.S. Alternative Funds - 23.3%
Transamerica Arbitrage Strategy Liquidating Trust (A) (C) (D) (E) (F)	101	1,009
Transamerica Event Driven (B)	17,063	159,537
Transamerica Long/Short Strategy (B)	19,782	117,901
Transamerica Managed Futures Strategy (B)	24,340	216,630

		495,077

U.S. Fixed Income Funds - 22.4%
Transamerica High Yield Bond (B)	32,737	281,212
Transamerica Short-Term Bond (B)	19,492	193,943

		475,155

Total Investment Companies (Cost $2,102,360)		1,979,928

	Principal	Value
REPURCHASE AGREEMENT - 7.0%
State Street Bank & Trust Co. 0.03% (G), dated 03/31/2016, to be repurchased at $148,413 on 04/01/2016. Collateralized by a U.S. Government Obligation, 0.63%, due 12/31/2016, and with a value of $155,194.	$ 148,412	148,412

Total Repurchase Agreement (Cost $148,412)		148,412

Total Investments (Cost $2,250,772) (H)		2,128,340
Net Other Assets (Liabilities) - (0.2)%		(4,963)

Net Assets - 100.0%		$ 2,123,377

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,978,919	$—	$—	$1,978,919
Repurchase Agreement	—	148,412	—	148,412

Total	$1,978,919	$148,412	$—	$2,127,331

Investment Companies Measured at Net Asset Value (J)				$1,009

Total Investments				$2,128,340

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica Multi-Manager Alternative Strategies VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Investment in affiliated company of Transamerica Asset Management, Inc.
(D)

Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2016, total aggregate fair value of securities is $1,009, representing less than 0.1% of the Portfolio’s net assets.

(E)	Illiquid security. At March 31, 2016, total aggregate value of illiquid securities is $1,009, representing less than 0.1% of the Portfolio’s net assets.
(F)	Restricted securities held by the Portfolio as of March 31, 2016 are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	$1,012	$1,009	0.0	%(K)

(G)	Rate disclosed reflects the yield at March 31, 2016.
(H)

Aggregate cost for federal income tax purposes is $2,250,772. Aggregate gross unrealized appreciation and depreciation for all securities is $7,615 and $130,047, respectively. Net unrealized depreciation for tax purposes is $122,432.

(I)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(J)

Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amounts presented are intended to permit reconciliation to the total investments amount presented in the Schedule of Investments.

(K)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 0.2%
Ameriquest Mortgage Securities, Inc.
Asset-Backed Pass-Through Certificates
Series 2004-R3, Class M1,
1.21% (A), 05/25/2034	$ 573,609	$ 523,279
FFMLT Trust
Series 2005-FF2, Class M3,
1.15% (A), 03/25/2035	76,271	75,583
Series 2005-FF2, Class M4,
1.32% (A), 03/25/2035	400,000	365,388
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1.13% (A), 12/26/2031 (B) (C)	84,432	81,694
RASC Trust
Series 2006-EMX2, Class A2,
0.63% (A), 02/25/2036	163,228	162,189
SLC Private Student Loan Trust
Series 2006-A, Class A5,
0.79% (A), 07/15/2036	89,710	88,785
SLM Private Credit Student Loan Trust
Series 2006-B, Class A4,
0.81% (A), 03/15/2024	69,664	68,844
SLM Private Education Loan Trust
Series 2012-E, Class A1,
1.19% (A), 10/16/2023 (B)	15,045	15,013
SLM Student Loan Trust
Series 2004-10, Class A5A,
1.02% (A), 04/25/2023 (B)	47,612	47,529

Total Asset-Backed Securities (Cost $1,322,648)		1,428,304

CORPORATE DEBT SECURITIES - 30.4%
Aerospace & Defense - 0.1%
Lockheed Martin Corp.
3.60%, 03/01/2035	40,000	38,904
4.50%, 05/15/2036	40,000	43,027
Rolls-Royce PLC
3.63%, 10/14/2025 (B)	200,000	207,997

		289,928

Air Freight & Logistics - 0.0% (D)
FedEx Corp.
4.55%, 04/01/2046	40,000	41,108
United Parcel Service, Inc.
2.45%, 10/01/2022	100,000	103,949

		145,057

Airlines - 0.2%
Air Canada Pass-Through Trust
3.75%, 06/15/2029 (B)	1,220,000	1,216,950
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	44,849	46,194
5.50%, 04/29/2022	40,788	41,196
Southwest Airlines Co.
2.75%, 11/06/2019	50,000	51,434

		1,355,774

Automobiles - 0.6%
Daimler Finance North America LLC
1.05% (A), 03/02/2018 (B)	800,000	791,326
2.25%, 03/02/2020 (B) (E)	800,000	804,944

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
General Motors Financial Co., Inc.
3.20%, 07/13/2020	$ 317,000	$ 316,291
3.50%, 07/10/2019	200,000	205,083
3.70%, 11/24/2020	1,590,000	1,620,390
Volkswagen International Finance NV
1.06% (A), 11/18/2016 (B)	250,000	248,784

		3,986,818

Banks - 8.6%
Abbey National Treasury Services PLC
2.38%, 03/16/2020	3,400,000	3,400,755
Bank of America Corp.
1.24% (A), 08/25/2017, MTN	290,000	288,872
2.63%, 10/19/2020, MTN	1,650,000	1,661,497
5.70%, 01/24/2022	4,800,000	5,511,614
6.88%, 04/25/2018, MTN	220,000	241,565
Bank of America NA
1.04% (A), 05/08/2017	250,000	249,533
1.09% (A), 06/05/2017	1,210,000	1,208,370
1.75%, 06/05/2018	1,210,000	1,209,712
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.19% (A), 03/05/2018 (B)	900,000	894,830
2.30%, 03/05/2020 (B)	350,000	350,852
Barclays PLC
3.65%, 03/16/2025	1,200,000	1,125,188
BPCE SA
4.63%, 07/11/2024 (B)	400,000	391,559
Citigroup, Inc.
1.50% (A), 12/07/2018	1,310,000	1,295,342
2.40%, 02/18/2020	4,800,000	4,818,360
4.40%, 06/10/2025	1,200,000	1,223,654
Citizens Bank NA
2.30%, 12/03/2018, MTN	300,000	301,695
Commonwealth Bank of Australia
0.90% (A), 09/08/2017 (B)	700,000	697,733
Cooperatieve Rabobank UA
3.88%, 02/08/2022	2,500,000	2,666,570
4.50%, 01/11/2021	220,000	242,357
Credit Agricole SA
7.88% (A), 01/23/2024 (B) (F)	250,000	236,250
HSBC Holdings PLC
5.10%, 04/05/2021	280,000	307,997
HSBC USA, Inc.
1.23% (A), 11/13/2019	460,000	449,225
2.38%, 11/13/2019	550,000	552,455
2.75%, 08/07/2020	1,770,000	1,778,232
ING Bank NV
1.19% (A), 03/16/2018 (B) (C)	900,000	895,993
2.45%, 03/16/2020 (B)	80,000	80,570
JPMorgan Chase & Co.
2.75%, 06/23/2020	4,500,000	4,608,225
3.25%, 09/23/2022	200,000	208,587
3.90%, 07/15/2025	360,000	381,652
JPMorgan Chase Bank NA
6.00%, 10/01/2017	260,000	276,032
Lloyds Bank PLC
2.70%, 08/17/2020	3,300,000	3,339,504
Lloyds Banking Group PLC
5.30%, 12/01/2045 (B)	200,000	195,944
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	750,000	757,190
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/2020 (B)	200,000	203,366
Santander UK Group Holdings PLC
2.88%, 10/16/2020	1,660,000	1,651,576
3.13%, 01/08/2021	200,000	201,170

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 (E) (G)	$ 400,000	$ 409,300
Sumitomo Mitsui Banking Corp.
2.65%, 07/23/2020, MTN	1,790,000	1,822,789
Swedbank AB
2.20%, 03/04/2020 (B) (E)	1,190,000	1,193,419
Toronto-Dominion Bank
0.85% (A), 05/02/2017	400,000	399,536
Wells Fargo & Co.
2.55%, 12/07/2020, MTN	160,000	162,932
2.60%, 07/22/2020, MTN	4,500,000	4,604,765
3.00%, 02/19/2025, MTN	500,000	504,059

		53,000,826

Biotechnology - 0.8%
AbbVie, Inc.
2.90%, 11/06/2022	2,400,000	2,442,401
Amgen, Inc.
3.13%, 05/01/2025	1,450,000	1,468,979
3.63%, 05/22/2024	400,000	420,811
4.10%, 06/15/2021	400,000	436,135
Baxalta, Inc.
3.60%, 06/23/2022 (B)	50,000	50,795
4.00%, 06/23/2025 (B)	50,000	50,811

		4,869,932

Building Products - 0.0% (D)
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	140,000	142,453
Masco Corp.
4.45%, 04/01/2025	40,000	41,492
Owens Corning
4.20%, 12/01/2024	50,000	49,935

		233,880

Capital Markets - 2.0%
Bank of New York Mellon Corp.
2.45%, 11/27/2020, MTN	160,000	163,196
3.00%, 02/24/2025, MTN (E)	1,100,000	1,113,353
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	140,000	143,240
3.85%, 07/08/2024, MTN	4,700,000	4,856,341
6.15%, 04/01/2018	280,000	302,902
Lazard Group LLC
3.75%, 02/13/2025	81,000	74,764
Morgan Stanley
4.00%, 07/23/2025, MTN	140,000	146,389
5.50%, 07/24/2020, MTN	4,100,000	4,609,659
6.63%, 04/01/2018, MTN	200,000	218,507
UBS AG
1.00% (A), 08/14/2017, MTN	250,000	248,752
2.38%, 08/14/2019, MTN	250,000	253,776

		12,130,879

Chemicals - 0.0% (D)
Solvay Finance America LLC
3.40%, 12/03/2020 (B)	200,000	203,322

Commercial Services & Supplies - 0.2%
ADT Corp.
4.13%, 06/15/2023	40,000	34,850
ERAC USA Finance LLC
1.40%, 04/15/2016 (B)	100,000	100,017
4.50%, 02/15/2045 (B)	40,000	39,402
MUFG Americas Holdings Corp.
1.19% (A), 02/09/2018	114,000	113,264
2.25%, 02/10/2020	41,000	40,792

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Republic Services, Inc.
3.55%, 06/01/2022	$ 1,000,000	$ 1,055,657
Waste Management, Inc.
3.13%, 03/01/2025	40,000	40,993

		1,424,975

Consumer Finance - 2.0%
American Express Co.
4.90% (A), 03/15/2020 (E) (F)	180,000	161,550
American Express Credit Corp.
1.11% (A), 08/15/2019, MTN	700,000	686,015
1.40% (A), 11/05/2018, MTN	170,000	169,049
1.88%, 11/05/2018, MTN	1,630,000	1,640,041
Ford Motor Credit Co. LLC
1.15% (A), 09/08/2017	700,000	691,169
2.55%, 10/05/2018	200,000	200,692
4.13%, 08/04/2025	1,610,000	1,675,358
4.39%, 01/08/2026, MTN	1,550,000	1,641,650
John Deere Capital Corp.
1.60%, 07/13/2018, MTN	50,000	50,400
Navient Corp.
5.88%, 03/25/2021 (E)	770,000	696,850
Synchrony Financial
2.60%, 01/15/2019	1,570,000	1,573,354
2.70%, 02/03/2020	41,000	40,627
4.50%, 07/23/2025	1,780,000	1,830,883
Toyota Motor Credit Corp.
0.91% (A), 05/17/2016	200,000	200,094
2.15%, 03/12/2020, MTN (E)	1,200,000	1,225,913

		12,483,645

Containers & Packaging - 0.0% (D)
International Paper Co.
3.80%, 01/15/2026	50,000	50,985

Distributors - 0.0% (D)
WW Grainger, Inc.
4.60%, 06/15/2045	50,000	55,924

Diversified Consumer Services - 0.7%
Nationwide Building Society
3.90%, 07/21/2025 (B)	3,900,000	4,116,169

Diversified Financial Services - 1.8%
AerCap Ireland Capital, Ltd. / AerCap
Global Aviation Trust
4.63%, 07/01/2022 (E)	150,000	153,000
CME Group, Inc.
3.00%, 09/15/2022	3,800,000	3,940,759
Credit Suisse AG
1.30% (A), 04/27/2018	1,260,000	1,249,357
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	3,900,000	3,725,686
GE Capital International Funding Co.
2.34%, 11/15/2020 (B)	744,000	762,183
Helios Leasing I LLC
1.56%, 09/28/2024	145,691	143,948
Intercontinental Exchange, Inc.
2.75%, 12/01/2020	80,000	81,683
LeasePlan Corp. NV
2.50%, 05/16/2018 (B)	300,000	297,384
3.00%, 10/23/2017 (B) (C)	250,000	252,039

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
McGraw Hill Financial, Inc.
4.40%, 02/15/2026	$ 80,000	$ 87,431
Tagua Leasing LLC
1.58%, 11/16/2024	149,788	148,096

		10,841,566

Diversified Telecommunication Services - 1.1%
AT&T, Inc.
1.05% (A), 03/30/2017	500,000	499,780
1.56% (A), 06/30/2020	170,000	168,266
3.40%, 05/15/2025	150,000	150,351
Telefonica Emisiones SAU
6.22%, 07/03/2017	1,900,000	2,005,891
Verizon Communications, Inc.
1.04% (A), 06/09/2017	400,000	399,204
1.41% (A), 06/17/2019	300,000	299,287
2.16% (A), 09/15/2016	500,000	502,709
4.15%, 03/15/2024	1,600,000	1,739,618
4.50%, 09/15/2020	100,000	110,402
5.15%, 09/15/2023	700,000	807,949

		6,683,457

Electric Utilities - 1.0%
Appalachian Power Co.
3.40%, 06/01/2025	1,430,000	1,463,047
Duke Energy Corp.
1.01% (A), 04/03/2017	200,000	198,659
3.75%, 04/15/2024	200,000	209,099
4.80%, 12/15/2045 (E)	1,600,000	1,702,437
Duke Energy Progress LLC
0.84% (A), 03/06/2017 (E)	200,000	199,500
Entergy Corp.
4.00%, 07/15/2022	1,600,000	1,696,683
Entergy Louisiana LLC
3.30%, 12/01/2022	150,000	155,789
FirstEnergy Corp.
2.75%, 03/15/2018	100,000	100,953
MidAmerican Energy Co.
3.50%, 10/15/2024	90,000	96,249
NextEra Energy Capital Holdings, Inc.
1.59%, 06/01/2017	50,000	50,041
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B) (C)	200,000	194,443
Pacific Gas & Electric Co.
3.50%, 06/15/2025 (E)	40,000	42,293

		6,109,193

Electrical Equipment - 0.0% (D)
Eaton Corp.
2.75%, 11/02/2022	125,000	125,062
Schneider Electric SE
2.95%, 09/27/2022 (B)	150,000	154,365

		279,427

Electronic Equipment, Instruments & Components - 0.0% (D)
Flextronics International, Ltd.
4.75%, 06/15/2025	50,000	48,875

Energy Equipment & Services - 0.3%
DCP Midstream Operating, LP
2.70%, 04/01/2019	100,000	89,333

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Halliburton Co.
3.80%, 11/15/2025	$ 80,000	$ 80,124
Regency Energy Partners, LP / Regency Energy Finance Corp.
4.50%, 11/01/2023	1,900,000	1,676,440

		1,845,897

Food & Staples Retailing - 0.4%
CVS Health Corp.
3.88%, 07/20/2025	270,000	291,364
CVS Pass-Through Trust
4.16%, 08/11/2036 (B)	95,451	95,525
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	1,800,000	1,852,205

		2,239,094

Food Products - 0.3%
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (B)	50,000	51,357
3.50%, 07/15/2022 (B)	50,000	52,474
3.95%, 07/15/2025 (B)	1,550,000	1,649,261

		1,753,092

Gas Utilities - 0.0% (D)
National Fuel Gas Co.
5.20%, 07/15/2025 (E)	120,000	110,139

Health Care Equipment & Supplies - 1.0%
Becton Dickinson and Co.
1.08% (A), 06/15/2016	470,000	470,032
3.73%, 12/15/2024	110,000	117,106
Boston Scientific Corp.
3.38%, 05/15/2022	1,430,000	1,459,763
Medtronic, Inc.
3.50%, 03/15/2025	2,320,000	2,476,231
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	1,640,000	1,662,994
3.15%, 04/01/2022	80,000	81,187
3.55%, 04/01/2025	80,000	80,832

		6,348,145

Health Care Providers & Services - 0.2%
Aetna, Inc.
3.50%, 11/15/2024	50,000	51,008
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	41,000	41,505
UnitedHealth Group, Inc.
2.88%, 12/15/2021	1,090,000	1,131,938

		1,224,451

Hotels, Restaurants & Leisure - 0.4%
McDonald’s Corp.
3.70%, 01/30/2026, MTN	1,580,000	1,673,444
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025 (B) (E)	900,000	848,250

		2,521,694

Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022	260,000	270,408
4.50%, 03/11/2044	100,000	111,625
5.50%, 01/08/2020, MTN	258,000	295,941

		677,974

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2016 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 2.4%
American International Group, Inc.
3.75%, 07/10/2025	$ 520,000	$ 519,380
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	90,000	93,959
First American Financial Corp.
4.30%, 02/01/2023	100,000	100,678
4.60%, 11/15/2024	50,000	50,938
Jackson National Life Global Funding
2.30%, 04/16/2019 (B)	300,000	302,818
2.60%, 12/09/2020 (B)	1,580,000	1,600,300
Marsh & McLennan Cos., Inc.
3.75%, 03/14/2026	50,000	51,188
MassMutual Global Funding II
2.45%, 11/23/2020 (B) (E)	1,820,000	1,845,003
MetLife, Inc.
4.05%, 03/01/2045	40,000	37,839
5.25% (A), 06/15/2020 (F)	100,000	95,563
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	250,000	248,727
2.30%, 04/10/2019 (B)	700,000	712,139
2.50%, 12/03/2020 (B) (E)	1,820,000	1,849,861
New York Life Global Funding
1.13%, 03/01/2017 (B)	200,000	200,526
Pricoa Global Funding I
1.15%, 11/25/2016 (B)	500,000	500,149
2.20%, 05/16/2019 (B)	200,000	200,845
2.55%, 11/24/2020 (B) (E)	1,590,000	1,609,470
Principal Life Global Funding II
1.14% (A), 12/01/2017 (B)	1,300,000	1,299,165
2.20%, 04/08/2020 (B)	1,300,000	1,307,970
Protective Life Global Funding
2.70%, 11/25/2020 (B)	1,590,000	1,615,286
QBE Insurance Group, Ltd.
2.40%, 05/01/2018 (B)	200,000	200,675
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (B)	210,000	210,340
2.50%, 04/24/2019 (B)	100,000	100,810
XLIT, Ltd.
4.45%, 03/31/2025	40,000	39,608

		14,793,237

Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
2.50%, 11/29/2022	200,000	203,722
3.30%, 12/05/2021	110,000	117,537

		321,259

IT Services - 0.3%
Fidelity National Information Services, Inc.
3.88%, 06/05/2024	100,000	100,082
4.50%, 10/15/2022 (E)	1,660,000	1,770,234

		1,870,316

Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.
2.15%, 12/14/2018	80,000	80,441
3.30%, 02/15/2022	110,000	112,130
4.15%, 02/01/2024	1,600,000	1,686,659

		1,879,230

Machinery - 0.0% (D)
Stanley Black & Decker, Inc.
2.90%, 11/01/2022	200,000	203,291

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.6%
21st Century Fox America, Inc.
3.70%, 09/15/2024	$ 800,000	$ 842,247
CBS Corp.
4.00%, 01/15/2026	50,000	52,225
CCO Safari II LLC
4.46%, 07/23/2022 (B)	2,000,000	2,090,536
Comcast Corp.
4.40%, 08/15/2035	50,000	54,171
Cox Communications, Inc.
3.25%, 12/15/2022 (B)	100,000	96,436
Discovery Communications LLC
3.45%, 03/15/2025	40,000	37,759
SES SA
3.60%, 04/04/2023 (B)	200,000	195,727
Sky PLC
3.13%, 11/26/2022 (B)	80,000	81,024
3.75%, 09/16/2024 (B)	200,000	206,401
Time Warner, Inc.
3.60%, 07/15/2025	180,000	184,761

		3,841,287

Metals & Mining - 0.0% (D)
Anglo American Capital PLC
1.57% (A), 04/15/2016 (B)	200,000	199,283

Multi-Utilities - 0.0% (D)
Sempra Energy
2.88%, 10/01/2022	150,000	148,267

Multiline Retail - 0.0% (D)
Dollar Tree, Inc.
5.75%, 03/01/2023 (B)	101,000	107,060

Oil, Gas & Consumable Fuels - 1.4%
BP Capital Markets PLC
1.04% (A), 02/13/2018	450,000	443,232
2.32%, 02/13/2020	800,000	806,590
3.51%, 03/17/2025	120,000	121,818
3.54%, 11/04/2024	219,000	223,743
Continental Resources, Inc.
3.80%, 06/01/2024 (E)	100,000	79,000
Devon Energy Corp.
5.85%, 12/15/2025 (E)	80,000	77,219
Dolphin Energy, Ltd.
5.50%, 12/15/2021 (G)	400,000	446,500
Enbridge, Inc.
3.50%, 06/10/2024	100,000	90,110
Energy Transfer Partners, LP
4.05%, 03/15/2025	400,000	352,033
4.75%, 01/15/2026	100,000	90,875
EOG Resources, Inc.
3.90%, 04/01/2035	40,000	37,064
Kinder Morgan, Inc.
5.05%, 02/15/2046 (E)	800,000	680,775
Occidental Petroleum Corp.
3.50%, 06/15/2025 (E)	1,830,000	1,874,123
Petroleos Mexicanos
6.00%, 03/05/2020	200,000	211,500
Pioneer Natural Resources Co.
7.50%, 01/15/2020	650,000	734,806
Plains All American Pipeline, LP / PAA Finance Corp.
2.85%, 01/31/2023	100,000	84,808
3.60%, 11/01/2024	100,000	86,236
Rosneft Finance SA
7.88%, 03/13/2018, MTN (G)	200,000	211,750

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2016 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Statoil ASA
2.45%, 01/17/2023	$ 125,000	$ 121,184
3.25%, 11/10/2024 (E)	1,800,000	1,820,050
Western Gas Partners, LP
4.00%, 07/01/2022	115,000	102,938
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	40,000	37,158

		8,733,512

Pharmaceuticals - 0.5%
Actavis Funding SCS
3.80%, 03/15/2025	80,000	83,260
3.85%, 06/15/2024	100,000	104,813
Eli Lilly & Co.
2.75%, 06/01/2025 (E)	1,190,000	1,219,144
Endo Finance LLC / Endo Finco, Inc.
5.88%, 01/15/2023 (B)	1,000,000	952,500
Johnson & Johnson
0.71% (A), 11/28/2016	200,000	200,011
Merck & Co., Inc.
2.35%, 02/10/2022	81,000	82,548
Perrigo Finance Unlimited Co.
3.50%, 03/15/2021	200,000	204,948

		2,847,224

Professional Services - 0.1%
Moody’s Corp.
2.75%, 07/15/2019 (E)	200,000	205,162
5.25%, 07/15/2044	100,000	111,288

		316,450

Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	300,000	301,817
American Tower Corp.
3.50%, 01/31/2023	100,000	100,948
4.00%, 06/01/2025	1,250,000	1,289,537
Crown Castle International Corp.
4.45%, 02/15/2026	390,000	405,502
Digital Realty Trust, LP
3.95%, 07/01/2022	1,830,000	1,863,343
iStar, Inc.
4.00%, 11/01/2017	100,000	97,500
Prologis, LP
3.75%, 11/01/2025	40,000	41,738
WP Carey, Inc.
4.60%, 04/01/2024	800,000	813,796

		4,914,181

Road & Rail - 0.5%
Aviation Capital Group Corp.
3.88%, 09/27/2016 (B)	200,000	201,000
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	200,000	208,086
3.65%, 09/01/2025	1,750,000	1,893,246
Canadian National Railway Co.
2.25%, 11/15/2022	400,000	400,209
JB Hunt Transport Services, Inc.
2.40%, 03/15/2019	100,000	100,238
Norfolk Southern Corp.
4.45%, 06/15/2045	50,000	51,625

		2,854,404

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.0% (D)
Intel Corp.
3.10%, 07/29/2022	$ 50,000	$ 52,861
3.70%, 07/29/2025 (E)	100,000	109,533

		162,394

Software - 0.6%
Adobe Systems, Inc.
3.25%, 02/01/2025	41,000	42,347
Autodesk, Inc.
4.38%, 06/15/2025	100,000	102,190
Microsoft Corp.
2.13%, 11/15/2022	300,000	303,462
2.70%, 02/12/2025	800,000	817,469
Oracle Corp.
1.13% (A), 10/08/2019 (E)	500,000	499,868
2.80%, 07/08/2021	400,000	418,748
2.95%, 05/15/2025	1,250,000	1,280,474
4.30%, 07/08/2034	400,000	420,686

		3,885,244

Specialty Retail - 0.1%
AutoNation, Inc.
4.50%, 10/01/2025	50,000	51,242
Home Depot, Inc.
4.25%, 04/01/2046	50,000	55,040
QVC, Inc.
4.45%, 02/15/2025	100,000	96,669
4.85%, 04/01/2024	100,000	99,408

		302,359

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.
0.92% (A), 05/06/2019 (E)	400,000	397,895
3.45%, 05/06/2024	400,000	426,622

		824,517

Tobacco - 0.7%
BAT International Finance PLC
3.50%, 06/15/2022 (B)	50,000	53,181
3.95%, 06/15/2025 (B) (E)	1,500,000	1,641,977
Imperial Brands Finance PLC
3.75%, 07/21/2022 (B)	200,000	208,801
4.25%, 07/21/2025 (B)	1,790,000	1,903,855
Reynolds American, Inc.
4.00%, 06/12/2022	50,000	54,335
4.45%, 06/12/2025	100,000	110,024
4.85%, 09/15/2023	100,000	112,969

		4,085,142

Transportation Infrastructure - 0.0% (D)
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	50,000	49,508

Water Utilities - 0.0% (D)
American Water Capital Corp.
3.40%, 03/01/2025	50,000	52,669

Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.
6.00%, 03/01/2023	104,000	106,210
6.38%, 03/01/2025	104,000	106,470

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2016 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
VimpelCom Holdings BV
5.20%, 02/13/2019 (B)	$ 200,000	$ 201,540

		414,220

Total Corporate Debt Securities (Cost $184,952,277)		187,836,172

FOREIGN GOVERNMENT OBLIGATION - 0.2%
Province of Ontario
1.65%, 09/27/2019	1,200,000	1,202,837

Total Foreign Government Obligation (Cost $1,198,302)		1,202,837

MORTGAGE-BACKED SECURITIES - 0.2%
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1,
0.87% (A), 07/25/2035	49,148	47,409
CHL Mortgage Pass-Through Trust
Series 2005-9, Class 1A1,
0.73% (A), 05/25/2035	91,801	77,892
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
1.27% (A), 12/15/2048	1,966,023	107,094
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4, Class 6A1,
0.67% (A), 03/25/2035	736,975	653,353

Total Mortgage-Backed Securities (Cost $849,958)		885,748

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds
Series S1,
6.92%, 04/01/2040	200,000	275,396
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	200,000	286,084
State of California, General Obligation Unlimited
7.35%, 11/01/2039	300,000	441,078

		1,002,558

New York - 0.0% (D)
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	200,000	208,922

Utah - 0.0% (D)
Utah State Board of Regents, Revenue Bonds
Series 1,
1.18% (A), 12/26/2031	81,160	80,083

Total Municipal Government Obligations (Cost $1,241,226)		1,291,563

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.9%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019 (E)	14,450,000	14,512,207
2.38%, 01/13/2022 (E)	10,800,000	11,322,461
Federal National Mortgage Association
0.88%, 10/26/2017	1,800,000	1,803,391

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
1.88%, 09/18/2018	$ 6,800,000	$ 6,965,634
4.50%, 04/01/2028 - 10/01/2041	1,090,556	1,188,123
Financing Corp., Principal Only STRIPS
05/11/2018	600,000	587,406

Total U.S. Government Agency Obligations (Cost $34,971,314)		36,379,222

U.S. GOVERNMENT OBLIGATIONS - 12.0%
U.S. Treasury Bond
2.75%, 08/15/2042 (H)	28,800,000	29,738,246
2.88%, 08/15/2045	8,100,000	8,520,187
3.13%, 08/15/2044 (H)	11,700,000	12,943,125
3.38%, 05/15/2044 (E)	500,000	579,629
U.S. Treasury Floating Rate Note
0.57% (A), 01/31/2018 (I)	3,100,000	3,103,512
U.S. Treasury Note
1.00%, 08/31/2019 (I)	1,500,000	1,502,109
1.63%, 02/15/2026	14,400,000	14,190,754
1.75%, 01/31/2023 (H)	3,200,000	3,244,250

Total U.S. Government Obligations (Cost $67,796,576)		73,821,812

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 17.9%
U.S. Treasury Bill
0.16% (J), 04/28/2016	6,500,000	6,499,162
0.19% (J), 04/14/2016 (E)	2,611,000	2,610,903
0.21% (J), 04/07/2016 (E)	14,789,000	14,788,704
0.22% (J), 04/07/2016 (E)	2,400,000	2,399,952
0.24% (J), 04/07/2016 (E)	11,600,000	11,599,768
0.25% (J), 04/07/2016 (E)	8,100,000	8,099,838
0.26% (J), 04/21/2016 (E)	36,100,000	36,097,906
0.27% (J), 04/21/2016 (E)	26,400,000	26,398,469
0.29% (J), 04/07/2016 (E)	2,200,000	2,199,956

Total Short-Term U.S. Government Obligations (Cost $110,688,503)		110,694,658

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.9%
Put - S&P 500®
Exercise Price $1,725.00
Expiration Date 12/16/2016	1,433	5,302,100

Total Exchange-Traded Options Purchased (Cost $11,109,345)		5,302,100

	Shares	Value
SECURITIES LENDING COLLATERAL - 22.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (J)	137,799,722	137,799,722

Total Securities Lending Collateral (Cost $137,799,722)		137,799,722

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2016 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 32.3%

Bank of America NA 0.47% (J), dated 03/28/2016, to be repurchased at $51,209,358 on 04/11/2016. Collateralized by a U.S. Government Obligation, 2.13%, due 12/31/2022, and with a value of $52,957,256. (C)

	$ 51,200,000	$ 51,200,000
Deutsche Bank AG 0.47% (J), dated 03/31/2016, to be repurchased at $11,900,155 on 04/01/2016. Collateralized by a U.S. Government Obligation, 3.75%, due 11/15/2043, and with a value of $12,178,774.	11,900,000	11,900,000
JPMorgan Securities LLC 0.47% (J), dated 03/31/2016, to be repurchased at $50,000,653 on 04/01/2016. Collateralized by a U.S. Government Obligation, 2.50%, due 06/30/2017, and with a value of $51,074,690.	50,000,000	50,000,000
RBC Capital Markets LLC 0.47% (J), dated 03/31/2016, to be repurchased at $74,000,966 on 04/01/2016. Collateralized by U.S. Government Obligations, 1.63% - 2.00%, due 06/30/2020 - 08/15/2025, and with a total value of $75,732,788.	74,000,000	74,000,000
State Street Bank & Trust Co. 0.03% (J), dated 03/31/2016, to be repurchased at $11,943,703 on 04/01/2016. Collateralized by a U.S. Government Obligation, 0.60% (J), due 02/02/2017, and with a value of $12,183,775.	11,943,693	11,943,693

Total Repurchase Agreements (Cost $199,043,693)		199,043,693

Total Investments (Cost $750,973,564) (K)		755,685,831
Net Other Assets (Liabilities) - (22.5)%		(138,639,939)

Net Assets - 100.0%		$ 617,045,892

CENTRALLY CLEARED SWAP AGREEMENTS: (L)

Credit Default Swap Agreements on Credit Indices – Sell Protection (M)

Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Notional Amount (N)		Fair Value (O)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 25	1.00%	12/20/2020	USD	211,800,000	$1,131,553	$2,000,153	$(868,600)

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EUR-EURIBOR	2.00%	01/29/2024	EUR	500,000	$(76,857)	$(2,959)	$(73,898)

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2016 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (L)

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.25%	12/16/2022	USD	700,000	$43,802	$(5,142)	$48,944
6-Month EUR-EURIBOR	1.25	09/13/2018	EUR	700,000	32,726	(1,333)	34,059
6-Month EUR-EURIBOR	1.30	09/15/2045	EUR	2,800,000	242,120	(85,363)	327,483

Total					$318,648	$(91,838)	$410,486

OVER-THE-COUNTER SWAP AGREEMENTS: (P)

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (M)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread at March 31, 2016 (Q)	Notional Amount (N)		Fair Value (O)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Russian Foreign Bond - Eurobond, 7.50%, 03/31/2030	JPM	1.00%	06/20/2020	2.41%	USD	200,000	$(11,159)	$(24,696)	$13,537

Total Return Swap Agreements – Payable (R)

Reference Entity	Counterparty	Rate	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	BOA	3-Month USD-LIBOR	05/16/2016	12,704	$4,347,734	$—	$4,347,734
iShares MSCI EAFE ETF	BOA	3-Month USD-LIBOR	08/15/2016	823	155,511	—	155,511

Total					$4,503,245	$—	$4,503,245

FUTURES CONTRACTS: (S)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Long	41	06/30/2016	$5,405	$—
10-Year U.S. Treasury Note	Long	22	06/21/2016	—	(3,228)
Russell 2000® Mini Index	Long	279	06/17/2016	1,088,733	—
S&P 500® E-Mini	Long	2,703	06/17/2016	7,299,609	—

Total				$8,393,747	$(3,228)

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2016 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (P)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	04/04/2016	USD	3,321,559	JPY	371,900,000	$16,603	$—
HSBC	04/04/2016	JPY	371,900,000	USD	3,304,309	647	—
HSBC	05/02/2016	USD	3,306,442	JPY	371,900,000	—	(1,219)

Total						$17,250	$(1,219)

SECURITY VALUATION:

Valuation Inputs (T)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$1,428,304	$—	$1,428,304
Corporate Debt Securities	—	187,836,172	—	187,836,172
Foreign Government Obligation	—	1,202,837	—	1,202,837
Mortgage-Backed Securities	—	885,748	—	885,748
Municipal Government Obligations	—	1,291,563	—	1,291,563
U.S. Government Agency Obligations	—	36,379,222	—	36,379,222
U.S. Government Obligations	—	73,821,812	—	73,821,812
Short-Term U.S. Government Obligations	—	110,694,658	—	110,694,658
Exchange-Traded Options Purchased	5,302,100	—	—	5,302,100
Securities Lending Collateral	137,799,722	—	—	137,799,722
Repurchase Agreements	—	199,043,693	—	199,043,693

Total Investments	$143,101,822	$612,584,009	$—	$755,685,831

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$1,131,553	$—	$1,131,553
Centrally Cleared Interest Rate Swap Agreements	—	318,648	—	318,648
Over-the-Counter Total Return Swap Agreements	—	4,503,245	—	4,503,245
Futures Contracts (U)	8,393,747	—	—	8,393,747
Forward Foreign Currency Contracts (U)	—	17,250	—	17,250

Total Other Financial Instruments	$8,393,747	$5,970,696	$—	$14,364,443

LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(76,857)	$—	$(76,857)
Over-the-Counter Credit Default Swap Agreements	—	(11,159)	—	(11,159)
Futures Contracts (U)	(3,228)	—	—	(3,228)
Forward Foreign Currency Contracts (U)	—	(1,219)	—	(1,219)

Total Other Financial Instruments	$(3,228)	$(89,235)	$—	$(92,463)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable coupon rate. The rate disclosed is as of March 31, 2016.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At March 31, 2016, the total aggregate value of 144A securities is $39,502,621, representing 6.4% of the Portfolio’s net assets.

(C)	Illiquid security. At March 31, 2016, total aggregate value of illiquid securities is $52,624,169, representing 8.5% of the Portfolio’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)

All or a portion of the security is on loan. The total value of all securities on loan is $135,072,037. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(F)	Perpetual maturity. The date displayed is the next call date.
(G)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts of registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2016, the total aggregate value of Regulation S securities is $1,067,550, representing 0.2% of the Portfolio’s net assets.

(H)

All or a portion of the security has been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of all securities segregated as collateral to cover centrally cleared swap agreements is $6,325,493.

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2016 Form N-Q

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(I)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $4,602,618.

(J)	Rate disclosed reflects the yield at March 31, 2016.
(K)

Aggregate cost for federal income tax purposes is $750,973,564. Aggregate gross unrealized appreciation and depreciation for all securities is $11,478,522 and $6,766,255, respectively. Net unrealized appreciation for tax purposes is $4,712,267.

(L)	Cash in the amount of $338,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(M)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(N)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(O)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(P)	Cash in the amount of $3,670,000 has been segregated by the broker as collateral for open swap and/or forward foreign currency contracts.
(Q)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(R)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(S)	Cash in the amount of $9,875,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(T)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(U)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2016 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 0.3%
Bear Stearns Asset-Backed Securities Trust
Series 2005-SD1, Class 2M2,
1.63% (A), 01/25/2045	$ 346,384	$ 268,423
FFMLT Trust
Series 2005-FF2, Class M4,
1.32% (A), 03/25/2035	300,000	274,041
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1.13% (A), 12/26/2031 (B) (C)	56,288	54,463
SLC Private Student Loan Trust
Series 2006-A, Class A5,
0.79% (A), 07/15/2036	44,855	44,393
SLM Private Credit Student Loan Trust
Series 2006-B, Class A4,
0.81% (A), 03/15/2024	34,832	34,422
SLM Private Education Loan Trust
Series 2012-E, Class A1,
1.19% (A), 10/16/2023 (B)	7,523	7,507
SLM Student Loan Trust
Series 2004-10, Class A5A,
1.02% (A), 04/25/2023 (B)	23,806	23,764

Total Asset-Backed Securities (Cost $691,858)		707,013

CORPORATE DEBT SECURITIES - 37.3%
Aerospace & Defense - 0.0% (D)
Lockheed Martin Corp.
3.60%, 03/01/2035	16,000	15,562
4.50%, 05/15/2036	20,000	21,513

		37,075

Air Freight & Logistics - 0.0% (D)
FedEx Corp.
4.55%, 04/01/2046	20,000	20,554
United Parcel Service, Inc.
2.45%, 10/01/2022	100,000	103,949

		124,503

Airlines - 0.3%
Air Canada Pass-Through Trust
3.75%, 06/15/2029 (B)	640,000	638,400
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	44,849	46,194
5.50%, 04/29/2022	40,788	41,195
Southwest Airlines Co.
2.75%, 11/06/2019	20,000	20,574

		746,363

Automobiles - 0.6%
Daimler Finance North America LLC
1.05% (A), 03/02/2018 (B)	170,000	168,157
2.25%, 03/02/2020 (B)	300,000	301,854
General Motors Financial Co., Inc.
3.20%, 07/13/2020	150,000	149,664
3.70%, 11/24/2020	830,000	845,864

		1,465,539

Banks - 10.0%
Abbey National Treasury Services PLC
2.38%, 03/16/2020	1,700,000	1,700,377

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp.
1.24% (A), 08/25/2017, MTN	$ 50,000	$ 49,806
2.63%, 10/19/2020, MTN	860,000	865,992
5.70%, 01/24/2022	2,200,000	2,526,157
6.88%, 04/25/2018, MTN	200,000	219,604
Bank of America NA
1.04% (A), 05/08/2017	250,000	249,533
1.09% (A), 06/05/2017	300,000	299,596
1.75%, 06/05/2018	300,000	299,929
Bank of Montreal
2.55%, 11/06/2022, MTN	200,000	202,453
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.19% (A), 03/05/2018 (B)	200,000	198,851
2.30%, 03/05/2020 (B)	200,000	200,487
Barclays PLC
3.65%, 03/16/2025	500,000	468,828
Citigroup, Inc.
1.50% (A), 12/07/2018	370,000	365,860
2.05%, 12/07/2018	830,000	833,479
2.40%, 02/18/2020	2,500,000	2,509,562
4.40%, 06/10/2025	300,000	305,914
Commonwealth Bank of Australia
0.90% (A), 09/08/2017 (B)	100,000	99,676
Cooperatieve Rabobank UA
3.88%, 02/08/2022	1,300,000	1,386,616
4.50%, 01/11/2021	200,000	220,324
Credit Agricole SA
7.88% (A), 01/23/2024 (B) (E)	250,000	236,250
HSBC Holdings PLC
5.10%, 04/05/2021	240,000	263,998
HSBC USA, Inc.
1.23% (A), 11/13/2019	100,000	97,658
2.38%, 11/13/2019	180,000	180,804
2.75%, 08/07/2020	1,650,000	1,657,674
ING Bank NV
1.19% (A), 03/16/2018 (B) (C)	200,000	199,110
2.45%, 03/16/2020 (B)	30,000	30,214
JPMorgan Chase & Co.
2.75%, 06/23/2020	1,900,000	1,945,695
3.25%, 09/23/2022	200,000	208,587
3.90%, 07/15/2025	170,000	180,224
JPMorgan Chase Bank NA
6.00%, 10/01/2017	340,000	360,964
Lloyds Bank PLC
2.70%, 08/17/2020	1,600,000	1,619,154
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	250,000	252,396
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/2020 (B)	200,000	203,366
Mizuho Bank, Ltd.
3.60%, 09/25/2024 (B)	300,000	313,089
Santander UK Group Holdings PLC
2.88%, 10/16/2020	860,000	855,635
3.13%, 01/08/2021	100,000	100,585
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 (F) (G)	400,000	409,300
Sumitomo Mitsui Banking Corp.
2.65%, 07/23/2020, MTN	860,000	875,753
Swedbank AB
2.20%, 03/04/2020 (B) (F)	450,000	451,293
Toronto-Dominion Bank
0.85% (A), 05/02/2017	100,000	99,884
Wells Fargo & Co.
2.55%, 12/07/2020, MTN	80,000	81,466

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co. (continued)
2.60%, 07/22/2020, MTN (F)	$ 2,200,000	$ 2,251,218
3.00%, 02/19/2025, MTN	200,000	201,624

		26,078,985

Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/2023	1,990,000	2,068,850

Biotechnology - 0.6%
AbbVie, Inc.
2.90%, 11/06/2022	350,000	356,183
Amgen, Inc.
3.13%, 05/01/2025	640,000	648,377
3.63%, 05/22/2024	200,000	210,406
4.10%, 06/15/2021	400,000	436,135
Baxalta, Inc.
3.60%, 06/23/2022 (B)	20,000	20,318
4.00%, 06/23/2025 (B)	20,000	20,324

		1,691,743

Building Products - 0.2%
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	410,000	417,184
Masco Corp.
4.45%, 04/01/2025	20,000	20,746
Owens Corning
4.20%, 12/01/2024	20,000	19,974

		457,904

Capital Markets - 2.9%
Bank of New York Mellon Corp.
2.45%, 11/27/2020, MTN	80,000	81,598
2.60%, 08/17/2020, MTN	1,240,000	1,269,837
3.00%, 02/24/2025, MTN (F)	500,000	506,070
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	60,000	61,389
3.85%, 07/08/2024, MTN	2,300,000	2,376,507
6.15%, 04/01/2018	240,000	259,631
Lazard Group LLC
3.75%, 02/13/2025	30,000	27,690
Morgan Stanley
4.00%, 07/23/2025, MTN	60,000	62,738
5.50%, 07/24/2020, MTN	1,900,000	2,136,183
6.63%, 04/01/2018, MTN	200,000	218,507
UBS AG
1.00% (A), 08/14/2017, MTN	250,000	248,752
2.38%, 08/14/2019, MTN	250,000	253,776

		7,502,678

Commercial Services & Supplies - 0.5%
ADT Corp.
4.13%, 06/15/2023	40,000	34,850
ERAC USA Finance LLC
4.50%, 02/15/2045 (B)	15,000	14,776
MUFG Americas Holdings Corp.
1.19% (A), 02/09/2018	24,000	23,845
2.25%, 02/10/2020	15,000	14,924
Republic Services, Inc.
3.55%, 06/01/2022	500,000	527,829
Waste Management, Inc.
3.13%, 03/01/2025	655,000	671,264

		1,287,488

Consumer Finance - 2.3%
American Express Co.
4.90% (A), 03/15/2020 (E)	70,000	62,825

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
American Express Credit Corp.
1.11% (A), 08/15/2019, MTN	$ 100,000	$ 98,002
1.40% (A), 11/05/2018, MTN	50,000	49,720
1.88%, 11/05/2018, MTN	860,000	865,298
2.25%, 08/15/2019, MTN	200,000	202,490
Ford Motor Credit Co. LLC
1.15% (A), 09/08/2017	200,000	197,477
4.13%, 08/04/2025	840,000	874,100
4.39%, 01/08/2026, MTN	820,000	868,486
John Deere Capital Corp.
1.60%, 07/13/2018, MTN	20,000	20,160
Navient Corp.
5.88%, 03/25/2021	330,000	298,650
Synchrony Financial
2.60%, 01/15/2019	830,000	831,773
2.70%, 02/03/2020	15,000	14,864
4.50%, 07/23/2025	860,000	884,584
Toyota Motor Credit Corp.
0.91% (A), 05/17/2016	100,000	100,047
2.15%, 03/12/2020, MTN	500,000	510,797

		5,879,273

Containers & Packaging - 0.0% (D)
International Paper Co.
3.80%, 01/15/2026	20,000	20,394

Distributors - 0.0% (D)
WW Grainger, Inc.
4.60%, 06/15/2045	20,000	22,370

Diversified Consumer Services - 0.6%
Nationwide Building Society
3.90%, 07/21/2025 (B)	1,500,000	1,583,142

Diversified Financial Services - 1.8%
CME Group, Inc.
3.00%, 09/15/2022	1,600,000	1,659,267
Credit Suisse AG
1.30% (A), 04/27/2018	300,000	297,466
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	1,900,000	1,815,077
GE Capital International Funding Co.
2.34%, 11/15/2020 (B)	496,000	508,122
Helios Leasing I LLC
1.56%, 09/28/2024	145,690	143,947
Intercontinental Exchange, Inc.
2.75%, 12/01/2020	40,000	40,841
McGraw Hill Financial, Inc.
4.40%, 02/15/2026	40,000	43,716
Tagua Leasing LLC
1.58%, 11/16/2024	149,788	148,096

		4,656,532

Diversified Telecommunication Services - 1.4%
AT&T, Inc.
1.05% (A), 03/30/2017	100,000	99,956
1.56% (A), 06/30/2020	40,000	39,592
3.40%, 05/15/2025	580,000	581,359
Telefonica Emisiones SAU
6.22%, 07/03/2017	1,000,000	1,055,732
Verizon Communications, Inc.
1.04% (A), 06/09/2017	100,000	99,801
1.41% (A), 06/17/2019	200,000	199,524
2.16% (A), 09/15/2016	100,000	100,542
4.15%, 03/15/2024	700,000	761,083

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
4.50%, 09/15/2020	$ 100,000	$ 110,402
5.15%, 09/15/2023	500,000	577,107

		3,625,098

Electric Utilities - 0.9%
Appalachian Power Co.
3.40%, 06/01/2025	650,000	665,021
Duke Energy Corp.
1.01% (A), 04/03/2017	100,000	99,330
3.75%, 04/15/2024	100,000	104,549
4.80%, 12/15/2045	830,000	883,139
Duke Energy Progress LLC
0.84% (A), 03/06/2017	100,000	99,750
Entergy Corp.
4.00%, 07/15/2022	40,000	42,417
Entergy Louisiana LLC
3.30%, 12/01/2022	100,000	103,859
FirstEnergy Corp.
2.75%, 03/15/2018	100,000	100,953
MidAmerican Energy Co.
3.50%, 10/15/2024	40,000	42,777
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B) (C)	200,000	194,443
Pacific Gas & Electric Co.
3.50%, 06/15/2025	20,000	21,147

		2,357,385

Electrical Equipment - 0.2%
Eaton Corp.
2.75%, 11/02/2022	250,000	250,124
Schneider Electric SE
2.95%, 09/27/2022 (B)	150,000	154,365

		404,489

Electronic Equipment, Instruments & Components - 0.0% (D)
Flextronics International, Ltd.
4.75%, 06/15/2025	20,000	19,550

Energy Equipment & Services - 0.0% (D)
DCP Midstream Operating, LP
2.70%, 04/01/2019	100,000	89,333
Halliburton Co.
3.80%, 11/15/2025	40,000	40,062

		129,395

Food & Staples Retailing - 0.6%
CVS Health Corp.
3.88%, 07/20/2025	130,000	140,286
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	900,000	926,103
Whole Foods Market, Inc.
5.20%, 12/03/2025 (B)	410,000	429,642

		1,496,031

Food Products - 0.4%
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (B)	20,000	20,543
3.50%, 07/15/2022 (B)	20,000	20,989
3.95%, 07/15/2025 (B)	920,000	978,916

		1,020,448

Gas Utilities - 0.0% (D)
National Fuel Gas Co.
5.20%, 07/15/2025	50,000	45,891

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 1.5%
Becton Dickinson and Co.
1.08% (A), 06/15/2016	$ 90,000	$ 90,006
3.73%, 12/15/2024	40,000	42,584
Boston Scientific Corp.
3.38%, 05/15/2022	650,000	663,529
Medtronic, Inc.
3.50%, 03/15/2025	1,270,000	1,355,523
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	1,620,000	1,642,714
3.15%, 04/01/2022	30,000	30,445
3.55%, 04/01/2025	30,000	30,312

		3,855,113

Health Care Providers & Services - 0.2%
Aetna, Inc.
3.50%, 11/15/2024	20,000	20,403
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	15,000	15,185
UnitedHealth Group, Inc.
2.88%, 12/15/2021	370,000	384,236

		419,824

Hotels, Restaurants & Leisure - 0.4%
McDonald’s Corp.
3.70%, 01/30/2026, MTN	820,000	868,496
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025 (B)	300,000	282,750

		1,151,246

Industrial Conglomerates - 0.2%
General Electric Co.
2.70%, 10/09/2022	140,000	145,604
4.50%, 03/11/2044	100,000	111,625
5.50%, 01/08/2020, MTN	172,000	197,294

		454,523

Insurance - 2.9%
American International Group, Inc.
3.75%, 07/10/2025	450,000	449,464
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	40,000	41,760
First American Financial Corp.
4.60%, 11/15/2024	20,000	20,375
Jackson National Life Global Funding
2.60%, 12/09/2020 (B)	820,000	830,535
Marsh & McLennan Cos., Inc.
3.75%, 03/14/2026	20,000	20,475
MassMutual Global Funding II
2.45%, 11/23/2020 (B)	950,000	963,051
MetLife, Inc.
4.05%, 03/01/2045	20,000	18,920
5.25% (A), 06/15/2020 (E)	40,000	38,225
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	150,000	149,236
2.30%, 04/10/2019 (B)	100,000	101,734
2.50%, 12/03/2020 (B)	950,000	965,587
New York Life Global Funding
1.13%, 03/01/2017 (B)	100,000	100,263
1.55%, 11/02/2018 (B)	860,000	861,952
Pricoa Global Funding I
2.55%, 11/24/2020 (B)	830,000	840,163
Principal Life Global Funding II
1.14% (A), 12/01/2017 (B)	370,000	369,762
2.20%, 04/08/2020 (B)	600,000	603,679

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2016 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Protective Life Global Funding
2.70%, 11/25/2020 (B)	$ 830,000	$ 843,199
QBE Insurance Group, Ltd.
2.40%, 05/01/2018 (B)	300,000	301,013
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (B)	110,000	110,178
XLIT, Ltd.
4.45%, 03/31/2025	20,000	19,804

		7,649,375

Internet & Catalog Retail - 0.1%
Amazon.com, Inc.
2.50%, 11/29/2022	200,000	203,722
3.30%, 12/05/2021	40,000	42,741

		246,463

IT Services - 0.4%
Fidelity National Information Services, Inc.
4.50%, 10/15/2022	860,000	917,109

Life Sciences Tools & Services - 0.0% (D)
Thermo Fisher Scientific, Inc.
2.15%, 12/14/2018	40,000	40,220
3.30%, 02/15/2022	40,000	40,775

		80,995

Media - 0.9%
21st Century Fox America, Inc.
3.70%, 09/15/2024	300,000	315,843
CBS Corp.
4.00%, 01/15/2026	20,000	20,890
CCO Safari II LLC
4.46%, 07/23/2022 (B)	1,800,000	1,881,483
Comcast Corp.
4.40%, 08/15/2035	20,000	21,668
Discovery Communications LLC
3.45%, 03/15/2025	20,000	18,880
Sky PLC
3.13%, 11/26/2022 (B)	80,000	81,024
Time Warner, Inc.
3.60%, 07/15/2025	90,000	92,380

		2,432,168

Multi-Utilities - 0.1%
Sempra Energy
2.88%, 10/01/2022	150,000	148,267

Multiline Retail - 0.0% (D)
Dollar Tree, Inc.
5.75%, 03/01/2023 (B)	38,000	40,280

Oil, Gas & Consumable Fuels - 1.8%
BP Capital Markets PLC
1.04% (A), 02/13/2018	93,000	91,601
2.32%, 02/13/2020	300,000	302,471
3.51%, 03/17/2025	50,000	50,757
3.54%, 11/04/2024	73,000	74,581
Devon Energy Corp.
5.85%, 12/15/2025 (F)	40,000	38,610
Dolphin Energy, Ltd.
5.50%, 12/15/2021 (G)	400,000	446,500
Energy Transfer Partners, LP
4.05%, 03/15/2025	200,000	176,017
4.75%, 01/15/2026	40,000	36,350

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC
3.70%, 02/15/2026 (F)	$ 870,000	$ 853,325
EOG Resources, Inc.
3.90%, 04/01/2035	20,000	18,532
Kinder Morgan, Inc.
5.05%, 02/15/2046 (F)	300,000	255,291
Occidental Petroleum Corp.
3.50%, 06/15/2025	860,000	880,735
Petroleos Mexicanos
6.00%, 03/05/2020	200,000	211,500
Rosneft Finance SA
7.88%, 03/13/2018, MTN (G)	200,000	211,750
Statoil ASA
2.45%, 01/17/2023	250,000	242,368
3.25%, 11/10/2024 (F)	800,000	808,911
Western Gas Partners, LP
4.00%, 07/01/2022	85,000	76,085
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	20,000	18,579

		4,793,963

Pharmaceuticals - 0.7%
Actavis Funding SCS
3.80%, 03/15/2025	30,000	31,222
3.85%, 06/15/2024	1,160,000	1,215,832
Eli Lilly & Co.
2.75%, 06/01/2025	460,000	471,266
Johnson & Johnson
0.71% (A), 11/28/2016	100,000	100,006
Merck & Co., Inc.
2.35%, 02/10/2022	30,000	30,573

		1,848,899

Real Estate Investment Trusts - 1.9%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/2026	590,000	603,850
American Tower Corp.
4.00%, 06/01/2025	300,000	309,489
4.40%, 02/15/2026	670,000	708,481
AvalonBay Communities, Inc.
3.45%, 06/01/2025, MTN	600,000	614,863
Crown Castle International Corp.
4.45%, 02/15/2026	200,000	207,950
Digital Realty Trust, LP
3.95%, 07/01/2022	860,000	875,669
Kilroy Realty, LP
4.38%, 10/01/2025	590,000	618,881
Mid-America Apartments, LP
4.00%, 11/15/2025	580,000	592,069
Prologis, LP
3.75%, 11/01/2025	20,000	20,869
WP Carey, Inc.
4.60%, 04/01/2024	400,000	406,898

		4,959,019

Road & Rail - 0.5%
Aviation Capital Group Corp.
3.88%, 09/27/2016 (B)	100,000	100,500
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	200,000	208,086
3.65%, 09/01/2025	850,000	919,577

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2016 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Canadian National Railway Co.
2.25%, 11/15/2022	$ 100,000	$ 100,052
Norfolk Southern Corp.
4.45%, 06/15/2045	20,000	20,650

		1,348,865

Semiconductors & Semiconductor Equipment - 0.0% (D)
Intel Corp.
3.10%, 07/29/2022	20,000	21,145
3.70%, 07/29/2025 (F)	40,000	43,813

		64,958

Software - 0.5%
Adobe Systems, Inc.
3.25%, 02/01/2025	15,000	15,493
Autodesk, Inc.
4.38%, 06/15/2025	40,000	40,876
Microsoft Corp.
2.13%, 11/15/2022	200,000	202,308
2.70%, 02/12/2025	300,000	306,551
Oracle Corp.
1.13% (A), 10/08/2019	100,000	99,974
2.80%, 07/08/2021	100,000	104,687
2.95%, 05/15/2025	290,000	297,070
4.30%, 07/08/2034	100,000	105,171

		1,172,130

Specialty Retail - 0.1%
AutoNation, Inc.
4.50%, 10/01/2025	20,000	20,496
Home Depot, Inc.
4.25%, 04/01/2046	20,000	22,016
QVC, Inc.
4.85%, 04/01/2024	100,000	99,408

		141,920

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.
0.92% (A), 05/06/2019	100,000	99,474
3.45%, 05/06/2024	200,000	213,311

		312,785

Tobacco - 0.7%
BAT International Finance PLC
3.50%, 06/15/2022 (B)	20,000	21,272
3.95%, 06/15/2025 (B) (F)	40,000	43,786
Imperial Brands Finance PLC
4.25%, 07/21/2025 (B)	860,000	914,701
Philip Morris International, Inc.
3.25%, 11/10/2024	660,000	707,748
Reynolds American, Inc.
4.00%, 06/12/2022	20,000	21,734
4.45%, 06/12/2025	40,000	44,010

		1,753,251

Transportation Infrastructure - 0.1%
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	20,000	19,803
3.90%, 03/22/2023 (B)	200,000	206,955

		226,758

Water Utilities - 0.0% (D)
American Water Capital Corp.
3.40%, 03/01/2025	20,000	21,068

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.
6.00%, 03/01/2023	$ 36,000	$ 36,765
6.38%, 03/01/2025	36,000	36,855
VimpelCom Holdings BV
5.20%, 02/13/2019 (B)	200,000	201,540

		275,160

Total Corporate Debt Securities (Cost $95,411,974)		97,035,265

FOREIGN GOVERNMENT OBLIGATION - 0.5%
Province of Ontario
1.65%, 09/27/2019	1,200,000	1,202,837

Total Foreign Government Obligation (Cost $1,198,302)		1,202,837

MORTGAGE-BACKED SECURITIES - 0.2%
Banc of America Mortgage Trust
Series 2004-D, Class 2A2,
2.72% (A), 05/25/2034	31,248	30,747
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1,
0.87% (A), 07/25/2035	37,680	36,347
CHL Mortgage Pass-Through Trust
Series 2004-J3, Class A7,
5.50%, 05/25/2034	252,645	256,274
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
1.27% (A), 12/15/2048	1,808,741	98,527

Total Mortgage-Backed Securities (Cost $440,081)		421,895

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.5%
California - 0.4%
Bay Area Toll Authority, Revenue Bonds
Series S1,
6.92%, 04/01/2040	200,000	275,396
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	200,000	286,084
State of California, General Obligation Unlimited
7.35%, 11/01/2039	300,000	441,078

		1,002,558

New York - 0.1%
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	200,000	208,922

Utah - 0.0% (D)
Utah State Board of Regents, Revenue Bonds
Series 1,
1.18% (A), 12/26/2031	54,106	53,388

Total Municipal Government Obligations (Cost $1,214,173)		1,264,868

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.0%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019	7,350,000	7,381,642
2.38%, 01/13/2022 (F)	7,500,000	7,862,820

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2016 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
0.88%, 10/26/2017	$ 1,800,000	$ 1,803,391
1.88%, 09/18/2018	2,200,000	2,253,587
4.50%, TBA (H)	1,000,000	1,088,125
Financing Corp., Principal Only STRIPS
05/11/2018	600,000	587,406

Total U.S. Government Agency Obligations (Cost $20,127,487)		20,976,971

U.S. GOVERNMENT OBLIGATIONS - 13.6%
U.S. Treasury Bond
2.75%, 08/15/2042 (I)	10,600,000	10,945,327
2.88%, 08/15/2045 (I)	5,900,000	6,206,063
3.13%, 08/15/2044	10,530,000	11,648,812
U.S. Treasury Note
1.00%, 08/31/2019 (J)	800,000	801,125
1.63%, 02/15/2026	5,800,000	5,715,720

Total U.S. Government Obligations (Cost $32,858,510)		35,317,047

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 10.9%
U.S. Treasury Bill
0.19% (K), 04/14/2016 (F)	2,439,000	2,438,910
0.22% (K), 04/07/2016 (F)	800,000	799,984
0.22% (K), 04/21/2016	2,961,000	2,960,828
0.24% (K), 04/07/2016 (F)	3,400,000	3,399,932
0.26% (K), 04/21/2016	11,100,000	11,099,356
0.27% (K), 04/21/2016	7,800,000	7,799,548

Total Short-Term U.S. Government Obligations (Cost $28,496,575)		28,498,558

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.6%
Put - S&P 500®
Exercise Price $1,725.00
Expiration Date 12/16/2016	439	1,624,300

Total Exchange-Traded Options Purchased (Cost $3,248,504)		1,624,300

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (K)	12,511,630	12,511,630

Total Securities Lending Collateral (Cost $12,511,630)		12,511,630

	Principal	Value
REPURCHASE AGREEMENTS - 28.2%
Bank of America NA 0.47% (K), dated 03/31/2016, to be repurchased at $6,100,080 on 04/01/2016. Collateralized by a U.S. Government Obligation, 1.50%, due 03/31/2023, and with a value of $6,234,467.	$ 6,100,000	6,100,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Bank of America NA 0.47% (K), dated 03/28/2016, to be repurchased at $15,902,906 on 04/11/2016. Collateralized by a U.S. Government Obligation, 2.13%, due 12/31/2022, and with a value of $16,446,100. (C)

	$ 15,900,000	$ 15,900,000
BNP Paribas 0.46% (K), dated 03/31/2016, to be repurchased at $5,900,075 on 04/01/2016. Collateralized by a U.S. Government Obligation, 1.75%, due 05/15/2023, and with a value of $6,035,520.	5,900,000	5,900,000
BNP Paribas 0.48% (K), dated 03/31/2016, to be repurchased at $2,000,027 on 04/01/2016. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 03/20/2045, and with a value of $2,076,973.	2,000,000	2,000,000
Deutsche Bank AG 0.47% (K), dated 03/31/2016, to be repurchased at $14,000,183 on 04/01/2016. Collateralized by a U.S. Government Obligation, 3.75%, due 11/15/2043, and with a value of $14,327,526.	14,000,000	14,000,000
RBC Capital Markets LLC 0.47% (K), dated 03/31/2016, to be repurchased at $11,100,145 on 04/01/2016. Collateralized by a U.S. Government Obligation, 2.00%, due 08/15/2025, and with a value of $11,375,818.	11,100,000	11,100,000
State Street Bank & Trust Co. 0.03% (K), dated 03/31/2016, to be repurchased at $6,078,920 on 04/01/2016. Collateralized by a U.S. Government Obligation, 0.60% (K), due 02/02/2017, and with a value of $6,203,825.	6,078,915	6,078,915
TD Securities LLC 0.46% (K), dated 03/31/2016, to be repurchased at $12,400,158 on 04/01/2016. Collateralized by a U.S. Government Obligation, 3.00% due 11/15/2044, and with a value of $12,843,565.	12,400,000	12,400,000

Total Repurchase Agreements (Cost $73,478,915)		73,478,915

Total Investments (Cost $269,678,009) (L)		273,039,299
Net Other Assets (Liabilities) - (4.9)%		(12,791,068)

Net Assets - 100.0%		$ 260,248,231

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2016 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS: (M)

Credit Default Swap Agreements on Credit Indices – Sell Protection (N)

Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Notional Amount (O)		Fair Value (P)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 25	1.00%	12/20/2020	USD	118,000,000	$630,421	$1,029,413	$(398,992)

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EUR-EURIBOR	2.00%	01/29/2024	EUR	200,000	$(30,743)	$(1,184)	$(29,559)

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.25%	12/16/2022	USD	500,000	$31,288	$(3,673)	$34,961
6-Month EUR-EURIBOR	1.25	09/13/2018	EUR	525,000	24,544	(1,000)	25,544
6-Month EUR-EURIBOR	1.30	09/15/2045	EUR	1,100,000	95,119	(33,535)	128,654

Total					$150,951	$(38,208)	$189,159

OVER-THE-COUNTER SWAP AGREEMENTS: (Q)

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (N)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread at March 31, 2016 (R)	Notional Amount (O)		Fair Value (P)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Russian Foreign Bond - Eurobond, 7.50%, 03/31/2030	JPM	1.00%	06/20/2020	2.41%	US	D 200,000	$(11,159)	$(24,696)	$13,537

Total Return Swap Agreements – Payable (S)

Reference Entity	Counterparty	Rate	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	BOA	3-Month USD-LIBOR	05/16/2016	2,518	$861,744	$—	$861,744
iShares MSCI EAFE ETF	BOA	3-Month USD-LIBOR	08/15/2016	334	61,508	—	61,508

Total					$923,252	$—	$923,252

FUTURES CONTRACTS: (T)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Long	23	06/30/2016	$3,032	$—
10-Year U.S. Treasury Note	Long	9	06/21/2016	—	(1,218)
Russell 2000® Mini Index	Long	117	06/17/2016	455,765	—
S&P 500® E-Mini	Long	874	06/17/2016	2,367,609	—

Total				$2,826,406	$(1,218)

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2016 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (Q)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	04/04/2016	USD	1,292,362	JPY	144,700,000	$6,460	$—
HSBC	04/04/2016	JPY	144,700,000	USD	1,285,651	252	—
HSBC	05/02/2016	USD	1,286,481	JPY	144,700,000	—	(475)

Total						$6,712	$(475)

SECURITY VALUATION:

Valuation Inputs (U)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$707,013	$—	$707,013
Corporate Debt Securities	—	97,035,265	—	97,035,265
Foreign Government Obligation	—	1,202,837	—	1,202,837
Mortgage-Backed Securities	—	421,895	—	421,895
Municipal Government Obligations	—	1,264,868	—	1,264,868
U.S. Government Agency Obligations	—	20,976,971	—	20,976,971
U.S. Government Obligations	—	35,317,047	—	35,317,047
Short-Term U.S. Government Obligations	—	28,498,558	—	28,498,558
Exchange-Traded Options Purchased	1,624,300	—	—	1,624,300
Securities Lending Collateral	12,511,630	—	—	12,511,630
Repurchase Agreements	—	73,478,915	—	73,478,915

Total Investments	$14,135,930	$258,903,369	$—	$273,039,299

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$630,421	$—	$630,421
Centrally Cleared Interest Rate Swap Agreements	—	150,951	—	150,951
Over-the-Counter Total Return Swap Agreements	—	923,252	—	923,252
Futures Contracts (V)	2,826,406	—	—	2,826,406
Forward Foreign Currency Contracts (V)	—	6,712	—	6,712

Total Other Financial Instruments	$2,826,406	$1,711,336	$—	$4,537,742

LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(30,743)	$—	$(30,743)
Over-the-Counter Credit Default Swap Agreements	—	(11,159)	—	(11,159)
Futures Contracts (V)	(1,218)	—	—	(1,218)
Forward Foreign Currency Contracts (V)	—	(475)	—	(475)

Total Other Financial Instruments	$(1,218)	$(42,377)	$—	$(43,595)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable coupon rate. The rate disclosed is as of March 31, 2016.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At March 31, 2016, the total aggregate value of 144A securities is $17,925,086, representing 6.9% of the Portfolio’s net assets.

(C)	Illiquid security. At March 31, 2016, total aggregate value of illiquid securities is $16,348,016, representing 6.3% of the Portfolio’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)

All or a portion of the security is on loan. The total value of all securities on loan is $12,260,766. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(G)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts of registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2016, the total aggregate value of Regulation S securities is $1,067,550, representing 0.4% of the Portfolio’s net assets.

(H)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after March 31, 2016.

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2016 Form N-Q

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(I)

All or a portion of the security has been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of all securities segregated as collateral to cover centrally cleared swap agreements is $2,167,348.

(J)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $801,125.

(K)	Rate disclosed reflects the yield at March 31, 2016.
(L)

Aggregate cost for federal income tax purposes is $269,678,009. Aggregate gross unrealized appreciation and depreciation for all securities is $5,366,120 and $2,004,830, respectively. Net unrealized appreciation for tax purposes is $3,361,290.

(M)	Cash in the amount of $649,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(N)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(O)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(P)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(Q)	Cash in the amount of $720,000 has been segregated by the broker as collateral for open swap and/or forward foreign currency contracts.
(R)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(S)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(T)	Cash in the amount of $4,125,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(U)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(V)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2016 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 0.2%
FFMLT Trust
Series 2005-FF2, Class M4,
1.32% (A), 03/25/2035	$ 300,000	$ 274,041
Morgan Stanley Home Equity Loan Trust
Series 2005-3, Class M2,
0.90% (A), 08/25/2035	100,000	96,464
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1.13% (A), 12/26/2031 (B) (C)	84,432	81,694
SLC Private Student Loan Trust
Series 2006-A, Class A5,
0.79% (A), 07/15/2036	89,710	88,785
SLM Private Credit Student Loan Trust
Series 2006-B, Class A4,
0.81% (A), 03/15/2024	34,832	34,422
SLM Private Education Loan Trust
Series 2012-E, Class A1,
1.19% (A), 10/16/2023 (B)	15,045	15,014
SLM Student Loan Trust
Series 2004-10, Class A5A,
1.02% (A), 04/25/2023 (B)	47,612	47,529

Total Asset-Backed Securities (Cost $591,796)		637,949

CORPORATE DEBT SECURITIES - 19.2%
Aerospace & Defense - 0.0% (D)
Lockheed Martin Corp.
3.60%, 03/01/2035	9,000	8,753
4.50%, 05/15/2036	10,000	10,757

		19,510

Air Freight & Logistics - 0.0% (D)
FedEx Corp.
4.55%, 04/01/2046	10,000	10,277

Airlines - 0.1%
Air Canada Pass-Through Trust
3.75%, 06/15/2029 (B)	400,000	399,000
Southwest Airlines Co.
2.75%, 11/06/2019	10,000	10,287

		409,287

Auto Components - 0.1%
Delphi Corp.
4.15%, 03/15/2024	240,000	246,775

Automobiles - 0.4%
Daimler Finance North America LLC
1.05% (A), 03/02/2018 (B)	440,000	435,229
2.25%, 03/02/2020 (B) (E)	200,000	201,236
General Motors Financial Co., Inc.
3.20%, 07/13/2020	87,000	86,805
3.70%, 11/24/2020	510,000	519,748
Volkswagen Group of America Finance LLC
2.40%, 05/22/2020 (B)	250,000	244,920

		1,487,938

Banks - 5.5%
Abbey National Treasury Services PLC
2.38%, 03/16/2020	1,000,000	1,000,222

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp.
1.24% (A), 08/25/2017, MTN	$ 150,000	$ 149,417
2.63%, 10/19/2020, MTN	490,000	493,414
5.70%, 01/24/2022	1,400,000	1,607,554
6.88%, 04/25/2018, MTN	80,000	87,842
Bank of America NA
1.04% (A), 05/08/2017	250,000	249,533
1.09% (A), 06/05/2017	750,000	748,990
1.75%, 06/05/2018	750,000	749,821
Bank of Montreal
2.55%, 11/06/2022, MTN	80,000	80,981
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.19% (A), 03/05/2018 (B)	500,000	497,128
Barclays PLC
3.65%, 03/16/2025	300,000	281,297
BPCE SA
4.63%, 07/11/2024 (B)	300,000	293,669
Citigroup, Inc.
1.50% (A), 12/07/2018	980,000	969,035
2.05%, 12/07/2018	510,000	512,137
2.40%, 02/18/2020	1,400,000	1,405,355
4.40%, 06/10/2025	750,000	764,784
Commonwealth Bank of Australia
0.90% (A), 09/08/2017 (B)	400,000	398,704
Cooperatieve Rabobank UA
3.88%, 02/08/2022	700,000	746,640
4.50%, 01/11/2021	80,000	88,130
HSBC Holdings PLC
5.10%, 04/05/2021	80,000	87,999
HSBC USA, Inc.
1.23% (A), 11/13/2019	240,000	234,378
2.38%, 11/13/2019	120,000	120,536
2.75%, 08/07/2020	500,000	502,326
ING Bank NV
1.19% (A), 03/16/2018 (B) (C)	500,000	497,774
2.45%, 03/16/2020 (B)	20,000	20,143
JPMorgan Chase & Co.
2.75%, 06/23/2020	1,400,000	1,433,670
3.25%, 09/23/2022	100,000	104,293
3.90%, 07/15/2025	100,000	106,014
Lloyds Bank PLC
2.70%, 08/17/2020	900,000	910,774
Manufacturers & Traders Trust Co.
2.25%, 07/25/2019	250,000	252,397
Mizuho Bank, Ltd.
3.60%, 09/25/2024 (B)	200,000	208,726
Santander UK Group Holdings PLC
2.88%, 10/16/2020	490,000	487,513
3.13%, 01/08/2021	60,000	60,351
Sberbank of Russia Via SB Capital SA
5.18%, 06/28/2019 (E) (F)	200,000	204,650
Sumitomo Mitsui Banking Corp.
2.65%, 07/23/2020, MTN (E)	500,000	509,159
Swedbank AB
2.20%, 03/04/2020 (B) (E)	280,000	280,804
Toronto-Dominion Bank
0.85% (A), 05/02/2017	300,000	299,652
Wells Fargo & Co.
2.55%, 12/07/2020, MTN	50,000	50,916
2.60%, 07/22/2020, MTN (E)	1,300,000	1,330,265
3.00%, 02/19/2025, MTN	100,000	100,812

		18,927,805

Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/2023	1,650,000	1,715,378

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology - 0.4%
AbbVie, Inc.
2.90%, 11/06/2022	$ 710,000	$ 722,543
Amgen, Inc.
3.13%, 05/01/2025	380,000	384,974
3.63%, 05/22/2024	100,000	105,203
4.50%, 03/15/2020	200,000	219,099
Baxalta, Inc.
3.60%, 06/23/2022 (B)	10,000	10,159
4.00%, 06/23/2025 (B)	10,000	10,162

		1,452,140

Building Products - 0.1%
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	250,000	254,380
Masco Corp.
4.45%, 04/01/2025	10,000	10,373
Owens Corning
4.20%, 12/01/2024	10,000	9,987

		274,740

Capital Markets - 1.4%
Bank of New York Mellon Corp.
2.45%, 11/27/2020, MTN	50,000	50,999
2.60%, 08/17/2020, MTN	730,000	747,565
3.00%, 02/24/2025, MTN (E)	300,000	303,642
Goldman Sachs Group, Inc.
3.75%, 05/22/2025	40,000	40,926
3.85%, 07/08/2024, MTN	1,400,000	1,446,570
6.15%, 04/01/2018	80,000	86,544
Lazard Group LLC
3.75%, 02/13/2025	19,000	17,537
Morgan Stanley
4.00%, 07/23/2025, MTN	40,000	41,825
5.50%, 07/24/2020, MTN	1,200,000	1,349,168
6.63%, 04/01/2018, MTN	100,000	109,253
UBS AG
1.00% (A), 08/14/2017, MTN	250,000	248,752
2.38%, 08/14/2019, MTN	250,000	253,776

		4,696,557

Commercial Services & Supplies - 0.2%
ADT Corp.
4.13%, 06/15/2023	20,000	17,425
ERAC USA Finance LLC
4.50%, 02/15/2045 (B)	9,000	8,866
MUFG Americas Holdings Corp.
1.19% (A), 02/09/2018	62,000	61,600
2.25%, 02/10/2020	9,000	8,954
Republic Services, Inc.
3.55%, 06/01/2022	300,000	316,697
Waste Management, Inc.
3.13%, 03/01/2025	389,000	398,659

		812,201

Consumer Finance - 1.2%
American Express Co.
4.90% (A), 03/15/2020 (G)	50,000	44,875
American Express Credit Corp.
1.11% (A), 08/15/2019, MTN	400,000	392,009
1.40% (A), 11/05/2018, MTN	120,000	119,329
1.88%, 11/05/2018, MTN	490,000	493,018
2.25%, 08/15/2019, MTN	100,000	101,245
Ford Motor Credit Co. LLC
1.15% (A), 09/08/2017	300,000	296,216

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Ford Motor Credit Co. LLC (continued)
4.13%, 08/04/2025	$ 510,000	$ 530,704
4.39%, 01/08/2026, MTN	500,000	529,565
John Deere Capital Corp.
1.60%, 07/13/2018, MTN	10,000	10,080
Navient Corp.
5.88%, 03/25/2021	190,000	171,950
Synchrony Financial
2.60%, 01/15/2019	510,000	511,089
2.70%, 02/03/2020	9,000	8,918
4.50%, 07/23/2025	500,000	514,293
Toyota Motor Credit Corp.
0.91% (A), 05/17/2016	100,000	100,047
2.15%, 03/12/2020, MTN	300,000	306,478

		4,129,816

Containers & Packaging - 0.0% (D)
International Paper Co.
3.80%, 01/15/2026	10,000	10,197

Distributors - 0.0% (D)
WW Grainger, Inc.
4.60%, 06/15/2045	10,000	11,185

Diversified Financial Services - 0.3%
Credit Suisse AG
1.30% (A), 04/27/2018	760,000	753,580
Helios Leasing I LLC
1.56%, 09/28/2024	72,845	71,973
Intercontinental Exchange, Inc.
2.75%, 12/01/2020	30,000	30,631
McGraw Hill Financial, Inc.
4.40%, 02/15/2026	30,000	32,787
Tagua Leasing LLC
1.58%, 11/16/2024	74,894	74,048

		963,019

Diversified Telecommunication Services - 1.0%
AT&T, Inc.
1.05% (A), 03/30/2017	300,000	299,868
1.56% (A), 06/30/2020	100,000	98,980
3.40%, 05/15/2025	720,000	721,687
Orange SA
4.13%, 09/14/2021	230,000	250,364
Telefonica Emisiones SAU
6.22%, 07/03/2017	600,000	633,439
Verizon Communications, Inc.
1.04% (A), 06/09/2017	300,000	299,403
1.41% (A), 06/17/2019	100,000	99,762
2.16% (A), 09/15/2016	300,000	301,625
4.50%, 09/15/2020	100,000	110,402
5.15%, 09/15/2023	600,000	692,528

		3,508,058

Electric Utilities - 0.6%
Appalachian Power Co.
3.40%, 06/01/2025	370,000	378,551
Duke Energy Corp.
1.01% (A), 04/03/2017	100,000	99,330
3.75%, 04/15/2024	100,000	104,549
4.80%, 12/15/2045	510,000	542,652
Duke Energy Progress LLC
0.84% (A), 03/06/2017	100,000	99,750
Entergy Corp.
4.00%, 07/15/2022	20,000	21,208
FirstEnergy Corp.
2.75%, 03/15/2018	50,000	50,476

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
MidAmerican Energy Co.
3.50%, 10/15/2024	$ 20,000	$ 21,389
NextEra Energy Capital Holdings, Inc.
1.59%, 06/01/2017	20,000	20,017
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B) (C)	100,000	97,221
Pacific Gas & Electric Co.
2.45%, 08/15/2022	500,000	496,284
3.50%, 06/15/2025	10,000	10,573

		1,942,000

Electrical Equipment - 0.1%
Eaton Corp.
2.75%, 11/02/2022	125,000	125,062
Schneider Electric SE
2.95%, 09/27/2022 (B)	75,000	77,183

		202,245

Electronic Equipment, Instruments & Components - 0.0% (D)
Flextronics International, Ltd.
4.75%, 06/15/2025	10,000	9,775

Energy Equipment & Services - 0.0% (D)
DCP Midstream Operating, LP
2.70%, 04/01/2019	100,000	89,334
Halliburton Co.
3.80%, 11/15/2025	30,000	30,046

		119,380

Food & Staples Retailing - 0.3%
CVS Health Corp.
3.88%, 07/20/2025	70,000	75,539
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	550,000	565,952
Whole Foods Market, Inc.
5.20%, 12/03/2025 (B)	410,000	429,642

		1,071,133

Food Products - 0.0% (D)
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (B)	10,000	10,272
3.50%, 07/15/2022 (B)	10,000	10,495
3.95%, 07/15/2025 (B)	10,000	10,640

		31,407

Gas Utilities - 0.0% (D)
National Fuel Gas Co.
5.20%, 07/15/2025	30,000	27,535

Health Care Equipment & Supplies - 0.5%
Becton Dickinson and Co.
1.08% (A), 06/15/2016	230,000	230,015
3.73%, 12/15/2024	20,000	21,292
Boston Scientific Corp.
3.38%, 05/15/2022	370,000	377,701
Medtronic, Inc.
3.50%, 03/15/2025	550,000	587,037
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	510,000	517,151
3.15%, 04/01/2022	20,000	20,297
3.55%, 04/01/2025	20,000	20,208

		1,773,701

Health Care Providers & Services - 0.1%
Aetna, Inc.
3.50%, 11/15/2024	10,000	10,202

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	$ 9,000	$ 9,111
UnitedHealth Group, Inc.
2.88%, 12/15/2021	230,000	238,849

		258,162

Hotels, Restaurants & Leisure - 0.2%
McDonald’s Corp.
3.70%, 01/30/2026, MTN	510,000	540,162
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025 (B) (E)	200,000	188,500

		728,662

Industrial Conglomerates - 0.1%
General Electric Co.
2.70%, 10/09/2022 (E)	200,000	208,007
4.50%, 03/11/2044	100,000	111,625

		319,632

Insurance - 1.3%
American International Group, Inc.
3.75%, 07/10/2025	130,000	129,845
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	20,000	20,880
First American Financial Corp.
4.60%, 11/15/2024	10,000	10,188
Jackson National Life Global Funding
2.60%, 12/09/2020 (B)	510,000	516,552
Marsh & McLennan Cos., Inc.
3.75%, 03/14/2026	10,000	10,238
MetLife, Inc.
4.05%, 03/01/2045	10,000	9,460
5.25% (A), 06/15/2020 (G)	20,000	19,112
Metropolitan Life Global Funding I
2.00%, 04/14/2020 (B)	150,000	149,236
2.30%, 04/10/2019 (B)	300,000	305,202
New York Life Global Funding
1.13%, 03/01/2017 (B)	100,000	100,263
1.55%, 11/02/2018 (B)	490,000	491,112
Pricoa Global Funding I
2.55%, 11/24/2020 (B)	510,000	516,245
Principal Life Global Funding II
1.14% (A), 12/01/2017 (B)	980,000	979,371
2.20%, 04/08/2020 (B)	300,000	301,839
Protective Life Global Funding
2.70%, 11/25/2020 (B)	510,000	518,111
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (B)	60,000	60,097
2.50%, 04/24/2019 (B)	100,000	100,810
XLIT, Ltd.
4.45%, 03/31/2025	10,000	9,902

		4,248,463

Internet & Catalog Retail - 0.0% (D)
Amazon.com, Inc.
2.50%, 11/29/2022	100,000	101,861
3.30%, 12/05/2021	20,000	21,370

		123,231

IT Services - 0.2%
Fidelity National Information Services, Inc.
4.50%, 10/15/2022	490,000	522,539

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2016 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.
2.15%, 12/14/2018	$ 30,000	$ 30,165
3.15%, 01/15/2023	490,000	487,440
3.30%, 02/15/2022	20,000	20,387

		537,992

Media - 0.3%
21st Century Fox America, Inc.
3.70%, 09/15/2024	200,000	210,562
CBS Corp.
4.00%, 01/15/2026	10,000	10,445
CCO Safari II LLC
4.46%, 07/23/2022 (B)	600,000	627,161
Comcast Corp.
4.40%, 08/15/2035	10,000	10,834
Discovery Communications LLC
3.45%, 03/15/2025	10,000	9,440
Sky PLC
3.13%, 11/26/2022 (B)	40,000	40,512
Time Warner, Inc.
3.60%, 07/15/2025	50,000	51,322

		960,276

Multi-Utilities - 0.0% (D)
Sempra Energy
2.88%, 10/01/2022	75,000	74,134

Multiline Retail - 0.0% (D)
Dollar Tree, Inc.
5.75%, 03/01/2023 (B)	24,000	25,440

Oil, Gas & Consumable Fuels - 1.0%
BP Capital Markets PLC
1.04% (A), 02/13/2018	244,000	240,330
2.32%, 02/13/2020	200,000	201,647
3.51%, 03/17/2025	30,000	30,454
3.54%, 11/04/2024	47,000	48,018
Devon Energy Corp.
5.85%, 12/15/2025 (E)	30,000	28,957
Dolphin Energy, Ltd.
5.50%, 12/15/2021 (F)	200,000	223,250
Energy Transfer Partners, LP
4.05%, 03/15/2025	100,000	88,008
4.75%, 01/15/2026	400,000	363,500
Enterprise Products Operating LLC
3.70%, 02/15/2026 (E)	520,000	510,033
EOG Resources, Inc.
3.90%, 04/01/2035	10,000	9,266
Kinder Morgan, Inc.
5.05%, 02/15/2046 (E)	200,000	170,194
Occidental Petroleum Corp.
3.50%, 06/15/2025	500,000	512,056
Petroleos Mexicanos
6.00%, 03/05/2020	100,000	105,750
Rosneft Finance SA
7.88%, 03/13/2018, MTN (F)	100,000	105,875
Spectra Energy Partners, LP
4.75%, 03/15/2024	250,000	269,316
Statoil ASA
2.45%, 01/17/2023	125,000	121,184
3.25%, 11/10/2024 (E)	500,000	505,570
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	10,000	9,290

		3,542,698

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Paper & Forest Products - 0.1%
Georgia-Pacific LLC
5.40%, 11/01/2020 (B)	$ 220,000	$ 245,765

Pharmaceuticals - 0.4%
Actavis Funding SCS
3.80%, 03/15/2025	20,000	20,815
3.85%, 06/15/2024	700,000	733,692
Eli Lilly & Co.
2.75%, 06/01/2025	280,000	286,857
EMD Finance LLC
2.40%, 03/19/2020 (B) (C)	250,000	249,613
Johnson & Johnson
0.71% (A), 11/28/2016	100,000	100,006
Merck & Co., Inc.
2.35%, 02/10/2022	19,000	19,363

		1,410,346

Real Estate Investment Trusts - 1.1%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/2026	250,000	255,869
4.50%, 07/30/2029	100,000	100,606
American Tower Corp.
4.00%, 06/01/2025	760,000	784,039
4.40%, 02/15/2026	400,000	422,974
AvalonBay Communities, Inc.
3.45%, 06/01/2025, MTN	360,000	368,918
Crown Castle International Corp.
4.45%, 02/15/2026	120,000	124,770
Digital Realty Trust, LP
3.95%, 07/01/2022	500,000	509,110
iStar, Inc.
4.00%, 11/01/2017	100,000	97,500
Kilroy Realty, LP
4.38%, 10/01/2025	350,000	367,133
Mid-America Apartments, LP
4.00%, 11/15/2025	350,000	357,283
Prologis, LP
3.75%, 11/01/2025	10,000	10,434
WP Carey, Inc.
4.60%, 04/01/2024	300,000	305,173

		3,703,809

Road & Rail - 0.2%
Aviation Capital Group Corp.
3.88%, 09/27/2016 (B)	100,000	100,500
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	100,000	104,043
3.65%, 09/01/2025	500,000	540,928
Norfolk Southern Corp.
4.45%, 06/15/2045	10,000	10,325

		755,796

Semiconductors & Semiconductor Equipment - 0.0% (D)
Intel Corp.
3.10%, 07/29/2022	10,000	10,572
3.70%, 07/29/2025 (E)	20,000	21,907

		32,479

Software - 0.7%
Adobe Systems, Inc.
3.25%, 02/01/2025	9,000	9,296
Autodesk, Inc.
4.38%, 06/15/2025	20,000	20,438
Microsoft Corp.
2.70%, 02/12/2025	810,000	827,687

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2016 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Oracle Corp.
1.13% (A), 10/08/2019	$ 200,000	$ 199,947
2.80%, 07/08/2021	100,000	104,687
2.95%, 05/15/2025	1,000,000	1,024,379
4.30%, 07/08/2034	100,000	105,172

		2,291,606

Specialty Retail - 0.0% (D)
AutoNation, Inc.
4.50%, 10/01/2025	10,000	10,248
Home Depot, Inc.
4.25%, 04/01/2046	10,000	11,008
QVC, Inc.
4.85%, 04/01/2024	100,000	99,408

		120,664

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.
0.92% (A), 05/06/2019	300,000	298,422
3.45%, 05/06/2024	100,000	106,655

		405,077

Tobacco - 0.3%
BAT International Finance PLC
3.50%, 06/15/2022 (B)	10,000	10,636
3.95%, 06/15/2025 (B) (E)	20,000	21,893
Imperial Brands Finance PLC
4.25%, 07/21/2025 (B)	500,000	531,803
Philip Morris International, Inc.
3.25%, 11/10/2024	400,000	428,938
Reynolds American, Inc.
4.00%, 06/12/2022	10,000	10,867
4.45%, 06/12/2025	20,000	22,005
4.85%, 09/15/2023	100,000	112,969

		1,139,111

Transportation Infrastructure - 0.0% (D)
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B)	10,000	9,902
3.90%, 03/22/2023 (B) (E)	100,000	103,477

		113,379

Water Utilities - 0.1%
American Water Capital Corp.
3.40%, 03/01/2025	260,000	273,878

Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.
6.00%, 03/01/2023	22,000	22,468
6.38%, 03/01/2025	22,000	22,522
VimpelCom Holdings BV
5.20%, 02/13/2019 (B)	200,000	201,540

		246,530

Total Corporate Debt Securities (Cost $64,925,970)		65,931,728

FOREIGN GOVERNMENT OBLIGATION - 0.2%
Province of Ontario
1.65%, 09/27/2019	600,000	601,418

Total Foreign Government Obligation (Cost $599,151)		601,418

	Principal	Value
MORTGAGE-BACKED SECURITIES - 0.1%
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A1,
0.87% (A), 07/25/2035	$ 36,042	$ 34,767
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR7, Class 2A1,
2.79% (A), 11/25/2034	99,028	101,213
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
1.27% (A), 12/15/2048	786,409	42,837
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR4, Class A5,
2.54% (A), 04/25/2035	78,139	77,065

Total Mortgage-Backed Securities (Cost $246,182)		255,882

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds
Series S1,
6.92%, 04/01/2040	100,000	137,698
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	100,000	143,042
State of California, General Obligation Unlimited
7.35%, 11/01/2039	150,000	220,539

		501,279

New York - 0.0% (D)
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	100,000	104,461

Utah - 0.0% (D)
Utah State Board of Regents, Revenue Bonds
Series 1,
1.18% (A), 12/26/2031	81,160	80,083

Total Municipal Government Obligations (Cost $661,193)		685,823

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.7%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/2019	7,525,000	7,557,395
2.38%, 01/13/2022 (E)	4,500,000	4,717,692
Federal National Mortgage Association
0.88%, 10/26/2017	900,000	901,696
1.88%, 09/18/2018	1,300,000	1,331,665
4.50%, 03/01/2039 - 02/01/2041	439,147	478,540
4.50%, TBA (H)	1,000,000	1,088,125
Financing Corp., Principal Only STRIPS
05/11/2018	200,000	195,802

Total U.S. Government Agency Obligations (Cost $15,637,707)		16,270,915

U.S. GOVERNMENT OBLIGATIONS - 6.8%
U.S. Treasury Bond
2.75%, 08/15/2042	6,600,000	6,815,015
2.88%, 08/15/2045	4,950,000	5,206,781
3.13%, 08/15/2044	4,960,000	5,487,000

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2016 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Note
1.00%, 08/31/2019 (I)	$ 1,600,000	$ 1,602,250
1.63%, 02/15/2026	4,500,000	4,434,610

Total U.S. Government Obligations (Cost $21,848,952)		23,545,656

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 25.6%
U.S. Treasury Bill
0.16% (J), 04/28/2016	6,000,000	5,999,226
0.19% (J), 04/14/2016	2,085,000	2,084,923
0.21% (J), 04/07/2016 (E)	11,815,000	11,814,764
0.22% (J), 04/07/2016 (E)	1,900,000	1,899,962
0.24% (J), 04/07/2016 (E)	8,900,000	8,899,822
0.25% (J), 04/07/2016 (E)	6,400,000	6,399,872
0.26% (J), 04/21/2016 (E)	28,600,000	28,598,341
0.27% (J), 04/21/2016 (E)	20,300,000	20,298,822
0.29% (J), 04/07/2016 (E)	1,800,000	1,799,964

Total Short-Term U.S. Government Obligations (Cost $87,790,886)		87,795,696

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 1.1%
Put - S&P 500®
Exercise Price $1,725.00
Expiration Date 12/16/2016	1,002	3,707,400

Total Exchange-Traded Options Purchased (Cost $7,304,795)		3,707,400

	Shares	Value
SECURITIES LENDING COLLATERAL - 12.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (J)	41,829,529	41,829,529

Total Securities Lending Collateral (Cost $41,829,529)		41,829,529

	Principal	Value
REPURCHASE AGREEMENTS - 40.1%
Bank of America NA 0.47% (J), dated 03/31/2016, to be repurchased at $11,400,149 on 04/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 03/31/2023, and with a value of $11,651,496.	$ 11,400,000	11,400,000
Bank of America NA 0.47% (J), dated 03/28/2016, to be repurchased at $40,907,476 on 04/11/2016. Collateralized by U.S. Government Obligations, 2.13% - 3.63%, due 12/31/2022 - 02/15/2044, and with a total value of $42,199,996. (C)	40,900,000	40,900,000
Deutsche Bank AG 0.47% (J), dated 03/31/2016, to be repurchased at $7,000,091 on 04/01/2016. Collateralized by a U.S. Government Obligation, 3.75%, due 11/15/2043, and with a value of $7,163,763.	7,000,000	7,000,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)
HSBC Bank PLC 0.46% (J), dated 03/31/2016, to be repurchased at $29,000,371 on 04/01/2016. Collateralized by a U.S. Government Obligation, 1.88%, due 10/31/2022 and with a value of $29,911,990.	$ 29,000,000	$ 29,000,000
RBC Capital Markets LLC 0.47% (J), dated 03/31/2016, to be repurchased at $29,000,379 on 04/01/2016. Collateralized by a U.S. Government Obligation, 1.63%, due 06/30/2020, and with a value of $29,639,814.	29,000,000	29,000,000
State Street Bank & Trust Co. 0.03% (J), dated 03/31/2016, to be repurchased at $8,092,111 on 04/01/2016. Collateralized by a U.S. Government Obligation, 0.60% (J), due 02/02/2017, and with a value of $8,258,500.	8,092,104	8,092,104
TD Securities LLC 0.46% (J), dated 03/31/2016, to be repurchased at $12,100,155 on 04/01/2016. Collateralized by a U.S. Government Obligation, 3.00%, due 11/15/2044, and with a value of $12,532,702.	12,100,000	12,100,000

Total Repurchase Agreements (Cost $137,492,104)		137,492,104

Total Investments (Cost $378,928,265) (K)		378,754,100
Net Other Assets (Liabilities) - (10.4)%		(35,610,295)

Net Assets - 100.0%		$ 343,143,805

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2016 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS: (L)

Credit Default Swap Agreements on Credit Indices – Sell Protection (M)

Reference Obligation	Fixed Deal Receive Rate	Expiration Date	Notional Amount (N)		Fair Value (O)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 25	1.00%	12/20/2020	USD	70,400,000	$376,116	$652,922	$(276,806)

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EUR-EURIBOR	2.00%	01/29/2024	EUR	100,000	$(15,372)	$(592)	$(14,780)

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.25%	12/16/2022	USD	200,000	$12,515	$(1,469)	$13,984
6-Month EUR-EURIBOR	1.25	09/13/2018	EUR	270,000	12,623	(514)	13,137
6-Month EUR-EURIBOR	1.30	09/15/2045	EUR	700,000	60,530	(21,341)	81,871

Total					$85,668	$(23,324)	$108,992

OVER-THE-COUNTER SWAP AGREEMENTS: (P)

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (M)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread at March 31, 2016 (Q)	Notional Amount (N)		Fair Value (O)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Russian Foreign Bond - Eurobond, 7.50%, 03/31/2030	JPM	1.00%	06/20/2020	2.41%	USD	100,000	$(5,580)	$(12,348)	$6,768

Total Return Swap Agreements – Payable (R)

Reference Entity	Counterparty	Rate	Termination Date	Number of Shares or Units	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
iShares MSCI EAFE ETF	BOA	3-Month USD-LIBOR	05/16/2016	10,194	$3,488,728	$—	$3,488,728
iShares MSCI EAFE ETF	BOA	3-Month USD-LIBOR	08/15/2016	869	168,536	—	168,536

Total					$3,657,264	$—	$3,657,264

FUTURES CONTRACTS: (S)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	Long	7	06/30/2016	$1,863	$—
10-Year U.S. Treasury Note	Long	7	06/21/2016	—	(948)
Russell 2000® Mini Index	Long	155	06/17/2016	604,391	—
S&P 500® E-Mini	Long	1,989	06/17/2016	5,357,682	—

Total				$5,963,936	$(948)

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2016 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (P)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	04/04/2016	USD	738,620	JPY	82,700,000	$3,692	$—
GSC	05/13/2016	USD	76,754	EUR	68,000	—	(726)
HSBC	04/04/2016	JPY	82,700,000	USD	734,785	144	—
HSBC	05/02/2016	USD	735,259	JPY	82,700,000	—	(271)

Total						$3,836	$(997)

SECURITY VALUATION:

Valuation Inputs (T)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$637,949	$—	$637,949
Corporate Debt Securities	—	65,931,728	—	65,931,728
Foreign Government Obligation	—	601,418	—	601,418
Mortgage-Backed Securities	—	255,882	—	255,882
Municipal Government Obligations	—	685,823	—	685,823
U.S. Government Agency Obligations	—	16,270,915	—	16,270,915
U.S. Government Obligations	—	23,545,656	—	23,545,656
Short-Term U.S. Government Obligations	—	87,795,696	—	87,795,696
Exchange-Traded Options Purchased	3,707,400	—	—	3,707,400
Securities Lending Collateral	41,829,529	—	—	41,829,529
Repurchase Agreements	—	137,492,104	—	137,492,104

Total Investments	$45,536,929	$333,217,171	$—	$378,754,100

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$376,116	$—	$376,116
Centrally Cleared Interest Rate Swap Agreements	—	85,668	—	85,668
Over-the-Counter Total Return Swap Agreements	—	3,657,264	—	3,657,264
Futures Contracts (U)	5,963,936	—	—	5,963,936
Forward Foreign Currency Contracts (U)	—	3,836	—	3,836

Total Other Financial Instruments	$5,963,936	$4,122,884	$—	$10,086,820

LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(15,372)	$—	$(15,372)
Over-the-Counter Credit Default Swap Agreements	—	(5,580)	—	(5,580)
Futures Contracts (U)	(948)	—	—	(948)
Forward Foreign Currency Contracts (U)	—	(997)	—	(997)

Total Other Financial Instruments	$(948)	$(21,949)	$—	$(22,897)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable coupon rate. The rate disclosed is as of March 31, 2016.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At March 31, 2016, the total aggregate value of 144A securities is $10,691,080, representing 3.1% of the Portfolio’s net assets.

(C)	Illiquid security. At March 31, 2016, total aggregate value of illiquid securities is $41,826,302, representing 12.2% of the Portfolio’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)

All or a portion of the security is on loan. The total value of all securities on loan is $41,004,685. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(F)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts of registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2016, the total aggregate value of Regulation S securities is $533,775, representing 0.2% of the Portfolio’s net assets.

(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after March 31, 2016.

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2016 Form N-Q

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(I)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $1,602,250.

(J)	Rate disclosed reflects the yield at March 31, 2016.
(K)

Aggregate cost for federal income tax purposes is $378,928,265. Aggregate gross unrealized appreciation and depreciation for all securities is $3,644,244 and $3,818,409, respectively. Net unrealized depreciation for tax purposes is $174,165.

(L)	Cash in the amount of $1,558,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(M)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(N)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(O)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(P)	Cash in the amount of $2,960,000 has been segregated by the broker as collateral for open swap and/or forward foreign currency contracts.
(Q)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(R)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(S)	Cash in the amount of $8,804,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(T)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(U)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 7.8%
ABFC Trust
Series 2004-OPT4, Class A1,
1.05% (A), 04/25/2034	$ 711,130	$ 699,166
ACE Securities Corp. Home Equity Loan Trust
Series 2006-HE1, Class A1A,
0.63% (A), 02/25/2036	5,781,863	5,741,032
Ameriquest Mortgage Securities Trust
Series 2006-R1, Class M1,
0.82% (A), 03/25/2036	200,000	172,216
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A,
1.01% (A), 07/25/2032	6,344	5,844
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-W4, Class A2D,
0.81% (A), 02/25/2036	3,634,195	2,335,957
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1.08% (A), 03/25/2035	1,100,000	1,027,791
Series 2007-HE3, Class 1A2,
0.63% (A), 04/25/2037	2,538,460	2,518,026
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1.09% (A), 10/25/2032	15,293	14,437
Series 2006-SD3, Class 21A1,
2.92% (A), 07/25/2036	149,025	138,464
BNC Mortgage Loan Trust
Series 2007-3, Class A3,
0.56% (A), 07/25/2037	1,399,000	1,292,453
Bridgeport CLO II, Ltd.
Series 2007-2A, Class A1,
0.87% (A), 06/18/2021 (B)	5,819,653	5,646,035
Celf Loan Partners II PLC
Series 2005-2X, Class B1,
0.34% (A), 12/15/2021 (C)	EUR 1,364,491	1,538,603
Cent CDO 14, Ltd.
Series 2007-14A, Class A2A,
0.85% (A), 04/15/2021 (B)	$ 4,268,379	4,172,166
Citigroup Mortgage Loan Trust
Series 2007-AMC1, Class A1,
0.59% (A), 12/25/2036 (B)	12,576,010	8,042,312
Series 2007-AMC4, Class A2C,
0.60% (A), 05/25/2037	2,100,000	1,894,165
Series 2007-FS1, Class 1A1,
4.55% (A), 10/25/2037 (B)	5,604,728	5,123,266
COA Summit CLO, Ltd.
Series 2014-1A, Class A1,
1.97% (A), 04/20/2023 (B)	4,759,968	4,742,837
Countrywide Asset-Backed Certificates
Series 2003-3, Class M1,
1.48% (A), 08/25/2033	1,438,399	1,177,867
Series 2004-9, Class MV4,
2.01% (A), 11/25/2034	2,500,000	1,525,807
Series 2006-24, Class 1A,
0.57% (A), 06/25/2047	15,734,909	12,510,228
Series 2006-24, Class 2A3,
0.58% (A), 06/25/2047	8,628,238	7,693,535
Series 2006-26, Class 1A,
0.57% (A), 06/25/2037	5,765,899	4,225,660
Series 2007-2, Class 2A3,
0.57% (A), 08/25/2037	12,326,598	10,996,503

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates (continued)
Series 2007-9, Class 1A,
0.63% (A), 06/25/2047	$ 10,610,157	$ 7,695,869
CWABS Asset-Backed Certificates Trust
Series 2004-13, Class MV4,
1.29% (A), 04/25/2035	2,260,000	2,190,027
Series 2005-AB1, Class A3,
1.03% (A), 08/25/2035	1,432,451	1,418,095
CWABS, Inc. Asset-Backed Certificates Trust
Series 2003-BC1, Class A1,
1.23% (A), 03/25/2033	41,137	37,584
Flatiron CLO, Ltd.
Series 2007-1A, Class A1A,
0.85% (A), 10/15/2021 (B)	4,983,939	4,880,976
Ford Credit Floorplan Master Owner Trust
Series 2015-4, Class A2,
1.04% (A), 08/15/2020	5,500,000	5,473,507
GSAMP Trust
Series 2005-HE1, Class M2,
1.75% (A), 12/25/2034	4,006,148	2,574,054
Series 2007-HS1, Class A1,
1.28% (A), 02/25/2047	5,463,477	5,307,219
Home Equity Asset Trust
Series 2002-1, Class A4,
1.03% (A), 11/25/2032	1,283	1,061
Malin CLO BV
Series 2007-1X, Class VFNE,
0.10% (A), 05/07/2023 (C)	EUR 3,244,969	3,645,880
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE9, Class M2,
1.36% (A), 11/25/2034	$ 2,986,143	2,688,273
Series 2005-WMC6, Class M3,
1.20% (A), 07/25/2035	5,900,000	5,509,383
Series 2007-HE5, Class A2C,
0.68% (A), 03/25/2037	3,434,606	1,536,843
Morgan Stanley Mortgage Loan Trust
Series 2007-3XS, Class 2A1A,
0.50% (A), 01/25/2047	45,209	44,875
National Collegiate Student Loan Trust
Series 2005-1, Class A4,
0.67% (A), 11/27/2028	1,464,246	1,444,825
Nautique Funding, Ltd.
Series 2006-1A, Class A1A,
0.87% (A), 04/15/2020 (B)	3,069,666	3,036,026
New Century Home Equity Loan Trust
Series 2005-C, Class A2C,
0.68% (A), 12/25/2035	1,759,632	1,706,191
Series 2005-D, Class A2C,
0.66% (A), 02/25/2036	107,504	107,372
Penarth Master Issuer PLC
Series 2015-2A, Class A1,
0.84% (A), 05/18/2019 (B)	7,800,000	7,769,939
RAAC Trust
Series 2007-SP1, Class M2,
1.43% (A), 03/25/2037	5,212,000	3,997,196
Race Point V CLO, Ltd.
Series 2011-5AR, Class AR,
1.64% (A), 12/15/2022 (B)	7,496,972	7,423,216
RAMP Trust
Series 2004-RS11, Class M2,
2.08% (A), 11/25/2034	320,539	300,037
RASC Trust
Series 2005-KS11, Class M2,
0.85% (A), 12/25/2035	7,100,000	5,997,180
Series 2006-KS9, Class AI3,
0.59% (A), 11/25/2036	2,964,907	2,490,745

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
RASC Trust (continued)
Series 2007-KS3, Class AI4,
0.77% (A), 04/25/2037	$ 2,700,000	$ 1,822,313
Santander Drive Auto Receivables Trust
Series 2015-4, Class A2A,
1.20%, 12/17/2018	10,036,204	10,034,835
SLM Student Loan Trust
Series 2005-3, Class A5,
0.71% (A), 10/25/2024	9,568,852	9,367,350
Soundview Home Loan Trust
Series 2005-3, Class M3,
1.26% (A), 06/25/2035	376,587	336,071
Series 2006-OPT2, Class A3,
0.61% (A), 05/25/2036	3,184,987	2,991,814
Series 2007-WMC1, Class 3A1,
0.54% (A), 02/25/2037	1,373,495	498,837
Structured Asset Investment Loan Trust
Series 2004-11, Class A4,
1.33% (A), 01/25/2035	4,517,692	4,449,035
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	69,305	75,618
Series 2004-20C, Class 1,
4.34%, 03/01/2024	516,258	545,763
Series 2008-20L, Class 1,
6.22%, 12/01/2028	1,465,297	1,687,084
Wachovia Mortgage Loan Trust
Series 2005-WMC1, Class M2,
1.12% (A), 10/25/2035	1,651,000	1,206,968
WaMu Asset-Backed Certificates Trust
Series 2007-HE2, Class 2A3,
0.68% (A), 04/25/2037	5,152,723	2,155,291
Wood Street CLO BV
Series I, Class A,
0.23% (A), 11/22/2021 (C)	EUR 657,057	743,392

Total Asset-Backed Securities (Cost $198,407,690)		196,425,114

CERTIFICATE OF DEPOSIT - 0.2%
Health Care Providers & Services - 0.2%
Humana, Inc.
0.91% (D), 04/12/2016	$ 6,000,000	5,998,350

Total Certificate of Deposit (Cost $5,998,350)		5,998,350

CORPORATE DEBT SECURITIES - 29.6%
Airlines - 0.2%
Latam Airlines Pass-Through Trust
4.20%, 08/15/2029 (B)	5,000,000	4,350,000

Auto Components - 0.1%
Schaeffler Holding Finance BV
5.75%, 11/15/2021
Cash Rate 5.75% (C) (E)	EUR 1,600,000	1,952,709
6.25%, 11/15/2019 (B) (F)	$ 400,000	418,500

		2,371,209

Automobiles - 0.8%
Daimler Finance North America LLC
1.45%, 08/01/2016 (B)	5,850,000	5,860,091
1.88%, 01/11/2018 (B)	1,300,000	1,306,741
2.00%, 08/03/2018 (B)	6,100,000	6,151,685

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
General Motors Financial Co., Inc.
2.75%, 05/15/2016	$ 4,500,000	$ 4,508,114
3.00%, 09/25/2017 (F)	2,200,000	2,219,514

		20,046,145

Banks - 13.1%
Banco do Brasil SA
3.75%, 07/25/2018, MTN (B)	EUR 2,300,000	2,566,132
Banco Espirito Santo SA
2.63%, 05/08/2017, MTN (C)	1,600,000	427,850
4.00%, 01/21/2019, MTN (C) (G)	800,000	213,925
Banco Popular Espanol SA
11.50% (A), 10/10/2018, MTN (C) (H)	1,000,000	1,112,297
Banco Santander Chile
1.52% (A), 04/11/2017 (B) (F)	$ 7,900,000	7,830,875
Banco Santander SA
6.25% (A), 09/11/2021 (C) (H)	EUR 7,100,000	7,226,745
Bank of America Corp.
4.10%, 07/24/2023	$ 6,000,000	6,311,652
5.65%, 05/01/2018, MTN	2,400,000	2,576,330
6.00%, 09/01/2017	1,400,000	1,479,589
6.40%, 08/28/2017, MTN	16,700,000	17,750,246
6.88%, 04/25/2018, MTN	1,400,000	1,537,229
7.63%, 06/01/2019, MTN	15,000,000	17,456,640
Bank of America NA
0.91% (A), 06/15/2016	3,700,000	3,699,038
1.09% (A), 06/05/2017	4,300,000	4,294,208
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.65% (A), 09/14/2018 (B)	12,900,000	12,918,963
Barclays Bank PLC
7.63%, 11/21/2022	2,800,000	3,010,000
10.18%, 06/12/2021 (B)	5,520,000	7,013,971
BNP Paribas SA
7.38% (A), 08/19/2025 (B) (F) (H)	5,100,000	4,934,250
BPCE SA
4.63%, 07/11/2024 (B)	11,000,000	10,767,867
CIT Group, Inc.
4.25%, 08/15/2017	1,500,000	1,526,415
5.25%, 03/15/2018	14,000,000	14,483,000
5.50%, 02/15/2019 (B)	6,400,000	6,620,800
Citigroup, Inc.
1.50% (A), 07/30/2018	6,100,000	6,076,851
2.01% (A), 03/30/2021 (F)	1,100,000	1,103,223
3.70%, 01/12/2026	7,000,000	7,183,526
8.40% (A), 04/30/2018 (H)	5,300,000	5,816,750
Cooperatieve Rabobank UA
2.50%, 01/19/2021, MTN	3,600,000	3,633,674
4.38%, 08/04/2025	7,400,000	7,619,033
11.00% (A), 06/30/2019 (B) (H)	4,910,000	5,891,509
Credit Agricole SA
7.50% (A), 06/23/2026 (C) (H)	GBP 2,500,000	3,144,553
8.13% (A), 09/19/2033 (C)	$ 6,800,000	7,378,000
Eksportfinans ASA
5.50%, 05/25/2016 - 06/26/2017	4,769,000	4,818,950
HSBC Capital Funding, LP
10.18% (A), 06/30/2030 (B) (H)	100,000	147,500
Intesa Sanpaolo SpA
2.00% (A), 04/11/2016	3,500,000	3,500,217
JPMorgan Chase & Co.
2.55%, 10/29/2020	2,500,000	2,533,675
2.55%, 03/01/2021 (F)	7,300,000	7,364,722
2.75%, 06/23/2020	12,900,000	13,210,245
3.90%, 07/15/2025	11,900,000	12,615,714
6.30%, 04/23/2019	5,400,000	6,107,125
JPMorgan Chase Bank NA
6.00%, 10/01/2017	1,600,000	1,698,656

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
KBC Bank NV
8.00% (A), 01/25/2023 (C)	$ 2,400,000	$ 2,586,000
Lloyds Bank PLC
12.00% (A), 12/16/2024 (B) (H)	16,500,000	22,082,940
Lloyds Banking Group PLC
7.63% (A), 06/27/2023 (C) (H)	GBP 2,500,000	3,465,396
Mizuho Bank, Ltd.
1.08% (A), 09/25/2017 (B)	$ 300,000	299,561
National Australia Bank, Ltd.
2.25%, 03/16/2021 (B) (F)	6,000,000	6,058,434
Nykredit Realkredit A/S
2.00%, 04/01/2017	DKK 40,600,000	6,325,131
Realkredit Danmark A/S
1.00%, 04/01/2017	73,300,000	11,305,595
Royal Bank of Canada
2.30%, 03/22/2021	$ 6,000,000	6,053,850
Royal Bank of Scotland Group PLC
6.99% (A), 10/05/2017 (B) (F) (H)	3,600,000	3,924,000
Royal Bank of Scotland PLC
9.50% (A), 03/16/2022, MTN (C)	8,575,000	9,068,920
Sumitomo Mitsui Financial Group, Inc.
2.32% (A), 03/09/2021	6,000,000	6,055,296
Svenska Handelsbanken AB
2.40%, 10/01/2020, MTN	2,400,000	2,421,540
UniCredit SpA
6.75% (A), 09/10/2021, MTN (C) (H)	EUR 600,000	556,570
8.00% (A), 06/03/2024 (C) (H)	$ 2,600,000	2,145,000
Wells Fargo & Co.
2.50%, 03/04/2021	4,900,000	4,961,887
7.98% (A), 03/15/2018 (H)	8,700,000	9,003,630

		331,915,695

Beverages - 0.0% (I)
Constellation Brands, Inc.
4.25%, 05/01/2023	700,000	715,750

Biotechnology - 0.6%
Baxalta, Inc.
2.88%, 06/23/2020 (B)	9,250,000	9,234,081
4.00%, 06/23/2025 (B)	5,700,000	5,792,442

		15,026,523

Capital Markets - 2.7%
Goldman Sachs Group, Inc.
1.72% (A), 11/15/2018, MTN	3,300,000	3,299,670
3.75%, 05/22/2025	15,400,000	15,756,433
5.95%, 01/18/2018	3,050,000	3,270,793
Morgan Stanley
1.07% (A), 10/18/2016, MTN	4,597,000	4,594,090
6.25%, 08/28/2017, MTN	5,500,000	5,843,981
6.63%, 04/01/2018, MTN	13,900,000	15,186,236
Piper Jaffray Cos.
5.06%, 10/09/2018 (B) (J)	2,000,000	2,018,750
UBS AG
1.20% (A), 06/01/2017	1,500,000	1,498,914
1.49% (A), 06/01/2020	500,000	498,381
5.88%, 12/20/2017	1,569,000	1,681,171
7.25% (A), 02/22/2022, MTN (C)	2,600,000	2,671,503
UBS Group Funding Jersey, Ltd.
3.00%, 04/15/2021 (B) (J) (K)	11,000,000	11,012,053

		67,331,975

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering - 0.0% (I)
Odebrecht Offshore Drilling Finance, Ltd.
6.63%, 10/01/2023 (B)	$ 3,970,560	$ 873,523
6.75%, 10/01/2023 (B)	439,700	96,734

		970,257

Consumer Finance - 2.7%
Ally Financial, Inc.
2.75%, 01/30/2017	3,600,000	3,582,000
5.50%, 02/15/2017	1,800,000	1,832,976
8.00%, 03/15/2020	7,132,000	7,987,840
American Express Credit Corp.
2.60%, 09/14/2020, MTN	11,000,000	11,266,893
Ford Motor Credit Co. LLC
2.55%, 10/05/2018	7,200,000	7,224,912
2.94%, 01/08/2019, MTN	6,600,000	6,701,825
3.20%, 01/15/2021	8,500,000	8,687,901
Navient Corp.
4.88%, 06/17/2019, MTN (F)	11,100,000	10,711,500
OneMain Financial Holdings, Inc.
6.75%, 12/15/2019 (B)	800,000	800,800
7.25%, 12/15/2021 (B)	700,000	696,500
Springleaf Finance Corp.
6.50%, 09/15/2017, MTN	8,400,000	8,589,000

		68,082,147

Diversified Financial Services - 1.1%
Bear Stearns Cos. LLC
6.40%, 10/02/2017	2,200,000	2,353,626
7.25%, 02/01/2018	1,500,000	1,647,447
Blackstone CQP Holdco, LP
9.30%, 03/19/2019 (B) (J)	2,607,004	2,623,297
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	6,825,000	6,519,950
LeasePlan Corp. NV
2.88%, 01/22/2019 (B)	6,400,000	6,376,973
Tayarra, Ltd.
3.63%, 02/15/2022	6,975,681	7,387,093

		26,908,386

Diversified Telecommunication Services - 1.0%
AT&T, Inc.
1.05% (A), 03/30/2017	7,300,000	7,296,795
2.80%, 02/17/2021 (F)	5,200,000	5,331,482
Verizon Communications, Inc.
2.38% (A), 09/14/2018	1,000,000	1,024,470
3.45%, 03/15/2021	5,000,000	5,306,980
3.65%, 09/14/2018	3,300,000	3,471,818
5.15%, 09/15/2023	2,500,000	2,885,533

		25,317,078

Electric Utilities - 0.3%
Entergy Corp.
4.00%, 07/15/2022	3,400,000	3,605,452
Jersey Central Power & Light Co.
4.70%, 04/01/2024 (B)	4,700,000	5,037,892

		8,643,344

Electronic Equipment, Instruments & Components - 0.2%
Flextronics International, Ltd.
4.75%, 06/15/2025	6,100,000	5,962,750

Energy Equipment & Services - 0.2%
Regency Energy Partners, LP / Regency Energy Finance Corp.
4.50%, 11/01/2023	5,500,000	4,852,854

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing - 0.3%
CVS Health Corp.
2.80%, 07/20/2020	$ 8,100,000	$ 8,406,609

Gas Utilities - 0.2%
National Fuel Gas Co.
5.20%, 07/15/2025	6,300,000	5,782,285

Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp.
6.00%, 01/15/2020	2,800,000	3,160,604

Hotels, Restaurants & Leisure - 0.8%
MGM Resorts International
7.50%, 06/01/2016	13,395,000	13,495,462
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025 (B)	6,200,000	5,843,500

		19,338,962

Insurance - 0.3%
American International Group, Inc.
3.75%, 07/10/2025	6,300,000	6,292,490

Internet Software & Services - 0.3%
Alibaba Group Holding, Ltd.
2.50%, 11/28/2019	3,200,000	3,228,640
3.60%, 11/28/2024	4,000,000	4,033,864

		7,262,504

IT Services - 0.2%
Automatic Data Processing, Inc.
2.25%, 09/15/2020 (F)	5,600,000	5,763,470

Metals & Mining - 0.3%
Anglo American Capital PLC
1.57% (A), 04/15/2016 (B)	6,700,000	6,675,974

Oil, Gas & Consumable Fuels - 1.9%
CNPC General Capital, Ltd.
1.52% (A), 05/14/2017 (B)	7,200,000	7,201,512
Kinder Morgan Energy Partners, LP
5.95%, 02/15/2018	1,000,000	1,046,746
Kinder Morgan, Inc.
1.50%, 03/16/2022	EUR 5,400,000	5,803,557
7.80%, 08/01/2031, MTN	$ 125,000	138,150
Petrobras Global Finance BV
2.00%, 05/20/2016	700,000	697,410
2.24% (A), 05/20/2016	1,500,000	1,494,750
2.76% (A), 01/15/2019	700,000	568,820
3.50%, 02/06/2017 (F)	1,190,000	1,171,198
4.38%, 05/20/2023 (F)	9,150,000	6,676,755
5.75%, 01/20/2020 (F)	3,082,000	2,677,488
6.13%, 10/06/2016	200,000	202,040
6.25%, 03/17/2024	2,200,000	1,759,340
6.75%, 01/27/2041	4,400,000	3,163,600
6.85%, 06/05/2115 (F)	7,700,000	5,370,750
6.88%, 01/20/2040	500,000	360,000
7.88%, 03/15/2019 (F)	4,400,000	4,219,600
Williams Partners, LP
3.60%, 03/15/2022	4,200,000	3,458,351
4.00%, 11/15/2021 (F)	2,985,000	2,593,431

		48,603,498

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.0% (I)
Actavis Funding SCS
3.00%, 03/12/2020	$ 400,000	$ 411,283
3.45%, 03/15/2022	300,000	311,447

		722,730

Real Estate Investment Trusts - 0.4%
HCP, Inc.
4.00%, 12/01/2022	3,000,000	3,015,009
Hospitality Properties Trust
4.25%, 02/15/2021 (F)	1,900,000	1,927,844
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.25%, 10/05/2020 (B)	4,200,000	4,289,939

		9,232,792

Road & Rail - 0.3%
Hellenic Railways Organization SA
4.03%, 03/17/2017 (J)	EUR 6,600,000	6,777,900

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.
2.85%, 05/06/2021 (F)	$ 1,000,000	1,048,529

Tobacco - 0.3%
Altria Group, Inc.
9.25%, 08/06/2019	2,872,000	3,548,723
Imperial Brands Finance PLC
2.05%, 07/20/2018 (B)	2,900,000	2,907,775
Reynolds American, Inc.
2.30%, 06/12/2018	2,100,000	2,141,933

		8,598,431

Trading Companies & Distributors - 1.0%
International Lease Finance Corp.
5.75%, 05/15/2016	8,310,000	8,330,775
7.13%, 09/01/2018 (B)	13,200,000	14,388,000
8.75%, 03/15/2017	1,900,000	2,001,460

		24,720,235

Wireless Telecommunication Services - 0.1%
Sprint Communications, Inc.
9.13%, 03/01/2017	3,500,000	3,561,250

Total Corporate Debt Securities (Cost $739,497,197)		748,442,376

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Brazil Letras do Tesouro Nacional
Zero Coupon, 01/01/2017	BRL 1,400,000	353,019
Mexican Bonos
Series M,
8.00%, 06/11/2020	MXN 123,200,000	7,877,159

Total Foreign Government Obligations (Cost $9,386,923)		8,230,178

LOAN ASSIGNMENTS - 0.2%
Automobiles - 0.1%
Chrysler Group LLC
Term Loan B,
3.50% (A), 05/24/2017	$ 807,486	806,765

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc.
Term Loan B F1,
4.00% (A), 04/01/2022	$ 2,984,925	$ 2,812,360

Total Loan Assignments (Cost $3,593,144)		3,619,125

MORTGAGE-BACKED SECURITIES - 9.0%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21,
2.92% (A), 01/25/2036	232,630	198,691
Series 2005-4, Class 1A1,
2.86% (A), 08/25/2035	178,058	150,981
Series 2005-5, Class 2A1,
2.79% (A), 09/25/2035	203,609	166,428
Aire Valley Mortgages PLC
Series 2005-1X, Class 2A3,
0.96% (A), 09/20/2066 (C)	1,372,515	1,332,192
Series 2006-1X, Class 2A1,
0.07% (A), 09/20/2066 (C)	EUR 2,533,635	2,802,716
Alternative Loan Trust
Series 2003-J3, Class 2A1,
6.25%,12/25/2033	$ 94,505	96,680
Series 2005, Class J12-2A1,
0.70% (A), 08/25/2035	7,182,837	4,671,025
Series 2005-14, Class 2A1,
0.64% (A), 05/25/2035	273,813	223,523
Series 2005-56, Class 5A2,
1.21% (A), 11/25/2035	645,923	547,432
Series 2005-59, Class 1A1,
0.76% (A), 11/20/2035	5,765,683	4,568,598
Series 2005-62, Class 2A1,
1.35% (A), 12/25/2035	30,010	25,020
Series 2005-81, Class A1,
0.71% (A), 02/25/2037	1,543,701	1,181,771
Series 2006-OA1, Class 2A1,
0.64% (A), 03/20/2046	1,251,631	902,677
Series 2006-OA12, Class A1B,
0.62% (A), 09/20/2046	5,620,489	4,645,286
Series 2006-OA17, Class 1A1A,
0.63% (A), 12/20/2046	3,685,694	2,708,834
Series 2006-OA19, Class A1,
0.61% (A), 02/20/2047	5,742,151	4,241,882
Series 2006-OA21, Class A1,
0.62% (A), 03/20/2047	3,658,643	2,588,005
Series 2007-HY4, Class 1A1,
2.81% (A), 06/25/2037	3,141,138	2,681,299
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12,
0.64% (A), 10/25/2046	2,964,200	1,842,514
Series 2006-5, Class A1,
1.27% (A), 11/25/2046	7,631,203	3,598,652
Series 2007-1, Class A1,
1.05% (A), 02/25/2047	4,577,756	2,509,534
BAMLL Commercial Mortgage Securities Trust
Series 2015-ASHF, Class A,
1.66% (A), 01/15/2028 (B)	4,100,000	4,065,266
Banc of America Funding Trust
Series 2005-D, Class A1,
2.83% (A), 05/25/2035	6,827,792	6,949,689
Series 2006-D, Class 5A1,
3.96% (A), 05/20/2036	579,890	518,935
Series 2006-J, Class 4A1,
3.02% (A), 01/20/2047	100,284	83,481

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding Trust (continued)
Series 2009-R6, Class 3A1,
2.06% (A), 01/26/2037 (B)	$ 525,450	$ 523,756
Banc of America Funding, Ltd.
Series 2012-R5, Class A,
0.70% (A), 10/03/2039 (B)	1,773,636	1,766,268
Banc of America Merrill Lynch Large Loan, Inc.
Series 2016-ASHF, Class A,
2.33%, 03/15/2028	6,000,000	6,025,907
Banc of America Re-REMIC Trust
Series 2010-UB5, Class A4A,
5.65% (A), 02/17/2051 (B)	17,229,763	17,409,349
BBCMS Trust
Series 2015-STP, Class A,
3.32%, 09/10/2028 (B)	8,000,000	8,251,472
BCAP LLC Trust
Series 2013-RR12, Class 1A3,
0.94% (A), 05/26/2035 (B)	172,572	160,888
Bear Stearns Alt-A Trust
Series 2006-6, Class 32A1,
2.81% (A), 11/25/2036	877,879	593,403
Series 2006-8, Class 3A1,
0.59% (A), 02/25/2034	538,302	468,207
Series 2006-R1, Class 2E21,
2.71% (A), 08/25/2036	667,928	414,715
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
2.65% (A), 08/25/2033	791,813	785,263
Series 2003-8, Class 2A1,
2.97% (A), 01/25/2034	43,139	43,487
Series 2003-8, Class 4A1,
2.88% (A), 01/25/2034	123,690	122,714
Series 2003-9, Class 2A1,
3.00% (A), 02/25/2034	110,687	107,190
Series 2004-10, Class 22A1,
3.16% (A), 01/25/2035	153,453	147,788
Series 2005-2, Class A2,
2.92% (A), 03/25/2035	231,333	232,452
Series 2005-5, Class A2,
2.46% (A), 08/25/2035	213,241	212,306
Series 2006-4, Class 1A1,
2.96% (A), 10/25/2036	424,834	353,124
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1,
2.78% (A), 01/26/2036	479,146	367,028
Series 2007-R6, Class 2A1,
2.41% (A), 12/26/2046	343,350	243,778
Berica 8 Residential MBS Srl
Series 2008, Class A,
0.07% (A), 03/31/2048 (C)	EUR 6,885,940	7,621,341
Berica ABS Srl
Series 2011-1, Class A1,
0.06% (A), 12/31/2055 (C)	6,573,009	7,428,879
Business Mortgage Finance 7 PLC
Series 7X, Class A1,
2.59% (A), 02/15/2041 (C)	GBP 3,646,184	5,088,087
CD Mortgage Trust
Series 2007-CD5, Class A4,
5.89% (A), 11/15/2044	$ 288,645	301,131
ChaseFlex Trust
Series 2007-3, Class 1A2,
0.89% (A), 07/25/2037	1,889,844	959,427
CHL Mortgage Pass-Through Trust
Series 2002-30, Class M,
2.72% (A), 10/19/2032	48,757	39,536
Series 2004-12, Class 11A1,
2.76% (A), 08/25/2034	66,067	57,345

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CHL Mortgage Pass-Through Trust (continued)
Series 2005-HY10, Class 5A1,
2.72% (A), 02/20/2036	$ 198,440	$ 171,841
Series 2006-OA5, Class 2A2,
0.73% (A), 04/25/2046	116,338	78,408
Citigroup Mortgage Loan Trust
Series 2005-6, Class A1,
2.43% (A), 09/25/2035	349,420	346,867
Series 2005-6, Class A2,
2.65% (A), 09/25/2035	268,867	267,947
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1,
2.33% (A), 06/25/2033	431,817	420,140
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-AR1, Class 2A1,
1.99% (A), 08/25/2035	147,506	111,949
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1,
2.73% (A), 08/25/2035	69,232	60,620
Greenpoint Mortgage Funding Trust
Series 2006-AR7, Class 1A32,
0.63% (A), 12/25/2046	571,577	356,809
GS Mortgage Securities Trust
Series 2016-RENT, Class A,
3.20%, 02/10/2029 (B)	6,000,000	6,200,125
GSR Mortgage Loan Trust
Series 2004-12, Class 1A1,
0.77% (A), 12/25/2034	527,734	471,541
Series 2005-AR6, Class 2A1,
2.84% (A), 09/25/2035	346,626	347,184
Series 2006-AR1, Class 2A1,
2.91% (A), 01/25/2036	5,846	5,392
HarborView Mortgage Loan Trust
Series 2006-5, Class 2A1A,
0.61% (A), 07/19/2046	953,218	544,037
Series 2006-7, Class 2A1A,
0.63% (A), 09/19/2046	439,113	317,587
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2006-AR12, Class A1,
0.62% (A), 09/25/2046	569,620	463,033
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3,
5.87% (A), 09/15/2045	3,453,780	3,632,113
Lehman XS Trust
Series 2006-4N, Class A1B1,
0.60% (A), 04/25/2046	6	7
Luminent Mortgage Trust
Series 2006-6, Class A1,
0.63% (A), 10/25/2046	386,683	324,961
Marche Mutui Srl
Series 6, Class A1,
2.10% (A), 01/27/2064 (C)	EUR 3,715,783	4,267,152
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1,
0.83% (A), 03/25/2036	$ 259,830	56,697
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 1A,
1.90% (A), 10/25/2035	4,718,314	4,543,852
Series 2005-2, Class 3A,
1.44% (A), 10/25/2035	57,718	54,238
Series 2005-3, Class 4A,
0.68% (A), 11/25/2035	31,766	29,476

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley BAML Trust
Series 2015-C27, Class ASB,
3.56%, 12/15/2047	$ 5,300,000	$ 5,625,629
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class ASB,
3.07%, 02/15/2048	6,000,000	6,198,409
Morgan Stanley Capital I Trust
Series 2015-XLF1, Class A,
1.59% (A), 08/14/2031 (B)	8,938,894	8,902,960
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1,
6.50%, 03/25/2034 (B)	558,139	516,977
RALI Trust
Series 2005-QA13, Class 2A1,
3.75% (A), 12/25/2035	3,213,375	2,643,539
Series 2005-QO3, Class A1,
0.83% (A), 10/25/2045	380,654	265,704
Series 2006-QO6, Class A1,
0.61% (A), 06/25/2046	6,454,312	2,612,973
Series 2007-QO2, Class A1,
0.58% (A), 02/25/2047	5,175,197	2,691,948
RBSSP Resecuritization Trust
Series 2009-6, Class 2A1,
2.79% (A), 01/26/2036 (B) (J)	11,880,349	11,946,893
Reperforming Loan REMIC Trust
Series 2003-R4, Class 2A,
5.47% (A), 01/25/2034 (B)	394,157	391,165
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	338,740	324,380
Series 2005-R2, Class 1AF1,
0.77% (A), 06/25/2035 (B)	582,406	514,562
Residential Asset Securitization Trust
Series 2007-A2, Class 2A2,
6.50%, 04/25/2037	4,570,276	2,734,783
Residential Mortgage Securities PLC
Series 20X, Class A2A,
0.85% (A), 08/10/2038 (C)	GBP 2,305,200	3,050,206
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	$ 7,127	7,344
Series 2005-SA4, Class 1A21,
3.19% (A), 09/25/2035	685,158	520,454
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B,
0.78% (A), 06/12/2044 (C)	9,958,167	8,877,596
Sequoia Mortgage Trust
Series 2004-12, Class A1,
0.97% (A), 01/20/2035	1,125,923	1,022,451
Series 2010, Class 2A1,
0.81% (A), 10/20/2027	23,733	22,137
Silverstone Master Issuer PLC
Series 2015-1A, Class 1A,
0.96% (A), 01/21/2070 (B)	GBP 2,050,000	2,928,311
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
2.80% (A), 09/25/2034	$ 159,563	157,063
Series 2004-20, Class 3A1,
2.61% (A), 01/25/2035	180,095	169,637
Series 2005-1, Class 1A1,
2.75% (A), 02/25/2035	360,308	344,150
Series 2005-17, Class 3A1,
2.71% (A), 08/25/2035	68,830	63,449
Series 2005-18, Class 3A1,
2.91% (A), 09/25/2035	2,393,171	1,986,190
Series 2006-8, Class 1A2,
2.80% (A), 09/25/2036	4,641,707	2,950,756

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
0.68% (A), 07/19/2035	$ 108,406	$ 95,741
Series 2005-AR5, Class A2,
0.68% (A), 07/19/2035	69,418	65,196
Series 2005-AR5, Class A3,
0.68% (A), 07/19/2035	144,362	136,587
Series 2005-AR8, Class A1A,
0.71% (A), 02/25/2036	232,615	176,760
Series 2006-AR3, Class 12A1,
0.65% (A), 05/25/2036	1,479,250	1,077,855
Series 2006-AR6, Class 2A1,
0.62% (A), 07/25/2046	4,111,149	3,177,237
Series 2006-AR7, Class A1BG,
0.55% (A), 08/25/2036	3,801,806	2,811,631
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1,
1.09% (A), 09/19/2032	25,942	25,082
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A,
2.56% (A), 09/25/2033	1,531,219	1,502,745
Series 2006-AR10, Class 1A1,
2.43% (A), 09/25/2036	1,152,882	1,033,143
Series 2006-AR17, Class 1A,
1.14% (A), 12/25/2046	4,841,593	3,728,425
Series 2006-AR19, Class 1A1A,
1.08% (A), 01/25/2047	182,744	162,702
Series 2006-AR3, Class A1A,
1.35% (A), 02/25/2046	785,514	709,041
Series 2006-AR7, Class 3A,
2.16% (A), 07/25/2046	1,404,380	1,239,371
Series 2006-AR7, Class C1B2,
0.65% (A), 07/25/2046	2,774	35
Series 2006-AR9, Class 2A,
2.16% (A), 08/25/2046	1,212,482	1,064,235
Series 2007-HY1, Class 1A1,
2.39% (A), 02/25/2037	373,162	322,109
Series 2007-HY4, Class 2A2,
2.07% (A), 04/25/2037	4,223,825	3,464,599
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-CC, Class A1,
2.84% (A), 01/25/2035	203,538	204,207
Series 2005-AR2, Class 1A1,
2.87% (A), 03/25/2035	2,445,838	2,436,003
Series 2006-AR4, Class 2A6,
3.40% (A), 04/25/2036	88,726	13,070
Series 2006-AR8, Class 2A4,
2.77% (A), 04/25/2036	418,609	405,692

Total Mortgage-Backed Securities (Cost $230,278,867)		227,419,060

MUNICIPAL GOVERNMENT OBLIGATIONS - 3.5%
California - 1.5%
Bay Area Toll Authority, Revenue Bonds
Series S1,
7.04%, 04/01/2050	1,200,000	1,764,576
Series S3,
6.91%, 10/01/2050	8,100,000	11,888,046

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California State Public Works Board, Revenue Bonds
Series B2,
7.80%, 03/01/2035	$ 400,000	$ 551,448
Metropolitan Water District of Southern California, Revenue Bonds
Series A,
6.95%, 07/01/2040	3,000,000	3,534,090
State of California, General Obligation Unlimited
7.30%, 10/01/2039	3,000,000	4,389,390
7.50%, 04/01/2034	900,000	1,310,301
7.60%, 11/01/2040	6,300,000	9,758,385
7.63%, 03/01/2040	3,100,000	4,740,396

		37,936,632

Illinois - 0.9%
Chicago Transit Authority, Revenue Bonds
Series A,
6.90%, 12/01/2040	11,300,000	13,511,184
Series B,
6.90%, 12/01/2040	6,100,000	7,293,648
State of Illinois, General Obligation Unlimited
6.63%, 02/01/2035	2,000,000	2,102,280

		22,907,112

Kentucky - 0.1%
Kentucky State Property & Building Commission, Revenue Bonds
Series C,
4.30%, 11/01/2019	500,000	541,660
4.40%, 11/01/2020	600,000	660,060

		1,201,720

New York - 0.8%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
4.73%, 11/01/2023	900,000	1,031,265
4.91%, 11/01/2024	600,000	694,290
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	18,100,000	18,907,441

		20,632,996

Ohio - 0.1%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2,
5.88%, 06/01/2030	2,900,000	2,758,219

West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds
Series A,
7.47%, 06/01/2047	2,325,000	2,080,875

Total Municipal Government Obligations (Cost $80,957,369)		87,517,554

U.S. GOVERNMENT AGENCY OBLIGATIONS - 33.2%
Federal Home Loan Mortgage Corp.
2.09% (A), 09/01/2035	99,688	105,040
2.50% (A), 08/01/2023	29,506	30,345
2.62% (A), 09/01/2035	848,165	898,783

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
3.50%, TBA (K) (L) (M)	$ 29,000,000	$ 30,301,653
4.00%, TBA (K) (L) (M)	10,000,000	10,654,492
Federal Home Loan Mortgage Corp. REMIC
0.79% (A), 12/15/2029	31,731	31,872
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
1.52% (A), 10/25/2044	1,124,235	1,142,743
1.72% (A), 07/25/2044	558,614	586,960
6.50%, 07/25/2043	66,081	78,452
Federal National Mortgage Association
1.52% (A), 06/01/2043	155,075	158,047
2.00% (A), 08/01/2035	17,026	17,767
2.15% (A), 08/01/2035	406,036	418,227
2.23% (A), 12/01/2034 - 08/01/2036	265,678	278,789
2.25% (A), 05/01/2035	589,774	620,531
2.29% (A), 09/01/2035	1,055,681	1,097,029
2.39% (A), 07/01/2032	6,035	6,238
2.43% (A), 10/01/2035	11,216	11,925
2.54% (A), 01/01/2028	33,060	35,018
3.00%, TBA (K) (L) (M)	38,000,000	38,899,529
3.50%, 02/01/2026	178,941	189,375
3.50%, TBA (K) (L) (M)	181,000,000	189,774,265
4.00%, 12/01/2040 - 03/01/2041	572,148	614,229
4.00%, TBA (K) (L) (M)	249,000,000	265,804,687
4.50%, 05/01/2019 - 07/01/2041	206,247	219,742
4.50%, TBA (K) (L) (M)	89,000,000	96,723,490
5.00%, 10/01/2020 - 07/01/2041	4,416,391	4,867,275
5.00%, TBA (K) (L) (M)	40,000,000	43,429,941
5.50%, 12/01/2017 - 09/01/2027	279,575	306,578
Federal National Mortgage Association REMIC
0.63% (A), 10/27/2037	6,131,297	6,104,051
6.50%, 06/17/2038	600,711	600,616
Government National Mortgage Association
1.01% (A), 06/20/2065	6,389,870	6,329,934
1.03% (A), 07/20/2065 - 09/20/2065	41,988,261	41,004,449
1.05% (A), 09/20/2065	7,479,460	7,309,141
1.11% (A), 11/20/2065	5,928,530	5,939,115
1.13% (A), 10/20/2065	9,631,987	9,634,049
3.00%, TBA (K) (L) (M)	10,000,000	10,340,625
3.50%, TBA (K) (L) (M)	23,000,000	24,302,969
4.00%, TBA (K) (L) (M)	20,000,000	21,354,218
6.50%, 06/20/2032	2,792	3,311
Overseas Private Investment Corp.
2.07%, 05/15/2021	20,596,189	20,826,866

Total U.S. Government Agency Obligations (Cost $839,378,372)		841,052,366

U.S. GOVERNMENT OBLIGATIONS - 39.7%
U.S. Treasury Bond
2.50%, 02/15/2046 (F) (N)	14,400,000	14,040,562
2.75%, 08/15/2042 (F)	10,400,000	10,738,811
2.75%, 11/15/2042 (F) (N)	33,600,000	34,640,827
2.88%, 05/15/2043 (F)	6,300,000	6,638,379
2.88%, 08/15/2045 (F) (N)	44,600,000	46,913,625
3.00%, 05/15/2042 (F)	9,500,000	10,314,919
3.00%, 11/15/2044 - 11/15/2045 (F) (N)	80,000,000	86,350,624
3.13%, 02/15/2043	1,000,000	1,107,539
3.13%, 08/15/2044 (N)	74,600,000	82,526,250
3.38%, 05/15/2044 (F)	41,000,000	47,529,578
4.25%, 05/15/2039	22,000,000	29,114,756
4.38%, 11/15/2039	18,400,000	24,760,218
4.38%, 05/15/2040 (F)	1,500,000	2,018,262
4.50%, 08/15/2039 (F)	8,800,000	12,050,157
4.63%, 02/15/2040	2,200,000	3,063,672

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042	$ 2,201,703	$ 2,136,742
0.75%, 02/15/2045 (F) (N)	20,623,820	19,953,278
1.38%, 02/15/2044 (N)	1,219,800	1,365,588
1.75%, 01/15/2028 (F) (N)	56,767,164	65,818,859
2.00%, 01/15/2026 (F) (N)	31,869,120	37,311,760
2.38%, 01/15/2025 (F) (N)	37,326,960	44,449,690
2.38%, 01/15/2027 (F)	4,464,012	5,452,081
2.50%, 01/15/2029	43,916,116	55,151,308
3.88%, 04/15/2029	25,939,440	37,128,858
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2017 - 01/15/2023 (O) (P)	13,792,739	13,964,822
0.13%, 01/15/2022 (N)	34,017,425	34,519,284
0.13%, 07/15/2022 (N) (O)	10,713,872	10,899,693
0.25%, 01/15/2025 (F)	12,102,541	12,204,493
0.38%, 07/15/2023 - 07/15/2025 (N)	31,843,036	32,746,461
0.63%, 07/15/2021	22,914,198	24,050,055
0.63%, 01/15/2026 (N)	26,321,328	27,517,106
U.S. Treasury Note
1.75%, 09/30/2022 (O) (Q)	11,200,000	11,371,942
2.25%, 11/15/2024 (F) (N) (O)	88,300,000	92,059,637
2.38%, 08/15/2024 (P) (Q)	1,700,000	1,790,312
2.50%, 05/15/2024 (N)	42,200,000	44,877,084
2.75%, 02/15/2024 (O) (P) (Q)	17,900,000	19,383,051

Total U.S. Government Obligations (Cost $974,423,948)		1,005,960,283

COMMERCIAL PAPER - 2.0%
Diversified Financial Services - 0.9%
ENI Finance USA, Inc.
1.31% (D), 06/02/2016 - 06/03/2016	18,000,000	17,960,185
Volvo Group Treasury NA
0.83% (D), 04/13/2016	6,000,000	5,998,360

		23,958,545

Electric Utilities - 0.6%
Commonwealth Edison Co.
0.81% (D), 04/12/2016	10,000,000	9,997,556
Entergy Corp.
1.14% (D), 04/22/2016	5,000,000	4,996,733

		14,994,289

Technology Hardware, Storage & Peripherals - 0.5%
HP, Inc.
0.92% (D), 04/28/2016	12,100,000	12,091,742

Total Commercial Paper (Cost $51,044,576)		51,044,576

SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 0.2%
Mexico Cetes
Series BI,
3.62% (D), 05/26/2016	83,000,000	4,776,122

Total Short-Term Foreign Government Obligation (Cost $5,160,120)		4,776,122

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (I)
Federal Home Loan Bank Discount Notes
0.31% (D), 05/13/2016	900,000	899,727

Total Short-Term U.S. Government Agency Obligation (Cost $899,677)		899,727

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.2%
U.S. Treasury Bill
0.16% (D), 04/28/2016 (Q)	$ 11,400,000	$ 11,398,529
0.21% (D), 04/28/2016 (Q)	14,600,000	14,598,117
0.23% (D), 04/28/2016 (Q)	608,000	607,922
0.24% (D), 04/07/2016 (F) (Q)	452,000	451,991
0.26% (D), 04/07/2016 (F) (Q)	1,284,000	1,283,974
0.27% (D), 04/21/2016 (Q)	351,000	350,980
0.29% (D), 04/07/2016 (F) (Q)	800,000	799,984

Total Short-Term U.S. Government Obligations (Cost $29,491,087)		29,491,497

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.0%
Put - 5-Year U.S. Treasury Note Futures
Exercise Price $111.50
Expiration Date 05/20/2016	1,253	—	(R)
Put - 5-Year U.S. Treasury Note Futures
Exercise Price $111.75
Expiration Date 05/20/2016	900	—	(R)

Total Exchange-Traded Options Purchased (Cost $18,430)		—

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.1% (S)
Call - Pays Floating Rate Index 3-Month USD-LIBOR (J)
Exercise Rate 2.10%
Expiration Date 01/30/2018, JPM	20,200,000	408,820
Put - Receives Floating Rate Index 3-Month USD-LIBOR (J)
Exercise Rate 1.15%
Expiration Date 07/05/2016, GSC	208,900,000	25,074
Put - Receives Floating Rate Index 3-Month USD-LIBOR (J)
Exercise Rate 1.25%
Expiration Date 07/01/2016, MSC	76,400,000	7,403
Put - Receives Floating Rate Index 3-Month USD-LIBOR (J)
Exercise Rate 1.25%
Expiration Date 07/05/2016, GSC	510,000,000	34,843
Put - Receives Floating Rate Index 3-Month USD-LIBOR (J)
Exercise Rate 1.25%
Expiration Date 07/05/2016, CITI	322,400,000	22,026
Put - Receives Floating Rate Index 3-Month USD-LIBOR (J)
Exercise Rate 1.25%
Expiration Date 07/05/2016, NGFP	72,900,000	7,800
Put - Receives Floating Rate Index 3-Month USD-LIBOR (J)
Exercise Rate 2.58%
Expiration Date 05/12/2016, MSC	10,400,000	242
Put - Receives Floating Rate Index 3-Month USD-LIBOR (J)
Exercise Rate 2.58%
Expiration Date 05/23/2016, MSC	24,100,000	1,950
Put - Receives Floating Rate Index 3-Month USD-LIBOR (J)
Exercise Rate 2.91%
Expiration Date 08/20/2018, MSC	12,500,000	789,537

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED (continued)
Put - Receives Floating Rate Index 3-Month USD-LIBOR (J)
Exercise Rate 2.93%
Expiration Date 08/20/2018, GSC	4,600,000	$ 916,758
Put - Receives Floating Rate Index 3-Month USD-LIBOR (J)
Exercise Rate 2.94%
Expiration Date 08/20/2018, GSC	4,000,000	245,619

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $3,838,840)		2,460,072

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (D)	150,066,975	150,066,975

Total Securities Lending Collateral (Cost $150,066,975)		150,066,975

	Principal	Value
REPURCHASE AGREEMENTS - 2.1%
RBC Capital Markets LLC 0.47% (D), dated 03/31/2016, to be repurchased at $49,900,651 on 04/01/2016. Collateralized by a U.S. Government Obligation, 1.75%, due 09/30/2022, and with a value of $51,073,257.	$ 49,900,000	49,900,000
State Street Bank & Trust Co. 0.03% (D), dated 03/31/2016, to be repurchased at $4,241,583 on 04/01/2016. Collateralized by a U.S. Government Obligation, 0.63%, due 08/31/2017, and with a value of $4,329,150.	4,241,579	4,241,579

Total Repurchase Agreements (Cost $54,141,579)		54,141,579

Total Investments (Cost $3,376,583,144) (T)		3,417,544,954
Net Other Assets (Liabilities) - (35.0)%		(885,365,433)

Net Assets - 100.0%		$ 2,532,179,521

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

Principal	Value
REVERSE REPURCHASE AGREEMENT - (0.1)%

Standard Chartered Bank 0.63% (D), dated 02/16/2016, to be repurchased at $(3,157,172) on 04/18/2016. Collateralized by a U.S. Government Obligation, 2.25%, due 11/15/2024, and with a value of $(3,168,688).

$ (3,153,750)	$ (3,153,750)

Total Reverse Repurchase Agreement (Cost $3,153,750)	(3,153,750)

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Number of Contracts	Premiums (Received)	Value
Call - 10-Year U.S. Treasury Note Futures	USD	130.00	04/22/2016	166	$(93,174)	$(129,688)
Put - 10-Year U.S. Treasury Note Futures	USD	129.25	04/22/2016	170	(55,576)	(29,219)
Put - 10-Year U.S. Treasury Note Futures	USD	129.50	04/22/2016	266	(106,646)	(58,187)

Total					$(255,396)	$(217,094)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (S)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premiums (Received)	Value
Call - AUD vs. USD	BOA	AUD	0.74	04/04/2016	AUD	4,900,000	$(19,975)	$(144,384)
Call - AUD vs. USD	HSBC	AUD	0.74	04/04/2016	AUD	2,800,000	(11,441)	(74,259)
Call - AUD vs. USD (J)	BCLY	AUD	0.75	04/21/2016	AUD	4,800,000	(23,501)	(123,729)
Call - AUD vs. USD (J)	CITI	AUD	0.75	04/22/2016	AUD	8,300,000	(36,440)	(197,545)
Call - EUR vs. USD (J)	UBS	EUR	1.13	04/29/2016	EUR	7,700,000	(54,352)	(160,158)
Call - EUR vs. USD (J)	JPM	EUR	1.13	05/04/2016	EUR	15,200,000	(109,168)	(313,664)
Call - EUR vs. USD (J)	UBS	EUR	1.14	04/28/2016	EUR	23,000,000	(163,351)	(304,455)
Call - USD vs. CAD	HSBC	USD	1.37	04/01/2016	USD	5,800,000	(32,335)	(6)
Call - USD vs. CAD (J)	CITI	USD	1.37	04/21/2016	USD	9,200,000	(47,104)	(1,969)
Call - USD vs. MXN (J)	JPM	USD	18.30	05/03/2016	USD	7,500,000	(113,415)	(12,938)
Call - USD vs. MXN (J)	JPM	USD	18.30	05/05/2016	USD	8,400,000	(102,480)	(16,489)
Call - USD vs. MXN (J)	MSC	USD	18.50	04/15/2016	USD	7,600,000	(68,932)	(661)
Call - USD vs. RUB (J)	HSBC	USD	87.00	12/08/2016	USD	5,400,000	(232,065)	(152,528)
Put - EUR vs. USD (J)	UBS	EUR	1.10	04/28/2016	EUR	22,900,000	(111,190)	(28,742)
Put - USD vs. CAD	MSC	USD	1.34	04/05/2016	USD	9,000,000	(56,880)	(321,768)
Put - USD vs. MXN (J)	CITI	USD	17.80	04/15/2016	USD	11,400,000	(126,745)	(444,155)

Total							$(1,309,374)	$(2,297,450)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN: (S)

Description	Counterparty	Fixed Rate	Floating Rate	Exercise Price		Expiration Date	Notional Amount		Premiums (Received)	Value
Put - Markit iTraxx® Europe Series 24	BCLY	1.20%	Pay	USD	1.20	04/20/2016	EUR	17,100,000	$(49,395)	$(235)
Put - Markit iTraxx® Europe Series 24	BNP	1.30	Pay	USD	1.30	04/20/2016	EUR	33,300,000	(89,738)	(969,376)

Total									$(139,133)	$(969,611)

The notes are an integral part of this report. Transamerica Series Trust	Page 10	March 31, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (S)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Call - 2-Year	JPM	3-Month USD-LIBOR	Receive	1.10%	01/30/2018	USD	20,200,000	$(105,040)	$(118,555)
Call - 2-Year	JPM	3-Month USD-LIBOR	Receive	1.60	01/30/2018	USD	20,200,000	(182,810)	(251,831)
Call - 10-Year	BNP	6-Month EUR-EURIBOR	Receive	0.40	06/14/2016	EUR	5,000,000	(17,771)	(14,112)
Call - 10-Year	CITI	6-Month EUR-EURIBOR	Receive	0.45	06/15/2016	EUR	8,700,000	(29,486)	(41,314)
Call - 10-Year	GSC	6-Month EUR-EURIBOR	Receive	0.45	06/15/2016	EUR	2,000,000	(7,667)	(9,497)
Put - 2-Year	MSC	3-Month USD-LIBOR	Pay	2.50	05/12/2016	USD	98,700,000	(332,463)	(75)
Put - 2-Year	MSC	3-Month USD-LIBOR	Pay	2.50	05/23/2016	USD	229,700,000	(717,779)	(682)
Put - 5-Year	MSC	3-Month USD-LIBOR	Pay	2.80	08/20/2018	USD	55,100,000	(1,229,497)	(636,016)
Put - 5-Year	GSC	3-Month USD-LIBOR	Pay	2.80	08/20/2018	USD	37,600,000	(875,827)	(434,014)
Put - 10-Year	BNP	6-Month EUR-EURIBOR	Pay	0.90	06/14/2016	EUR	5,000,000	(22,214)	(14,452)
Put - 10-Year	CITI	6-Month EUR-EURIBOR	Pay	0.95	06/15/2016	EUR	8,700,000	(35,044)	(20,903)
Put - 10-Year	GSC	6-Month EUR-EURIBOR	Pay	0.95	06/15/2016	EUR	2,000,000	(7,223)	(4,805)
Put - 10-Year	CITI	3-Month USD-LIBOR	Pay	1.98	04/15/2016	USD	18,500,000	(57,813)	(3,057)
Put - 10-Year	MSC	3-Month USD-LIBOR	Pay	2.00	04/25/2016	USD	33,500,000	(210,213)	(16,500)
Put - 10-Year	JPM	3-Month USD-LIBOR	Pay	2.02	04/11/2016	USD	16,500,000	(54,038)	(402)

Total								$(3,884,885)	$(1,566,215)

CENTRALLY CLEARED SWAP AGREEMENTS: (U)

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.00%	12/16/2019	USD	22,700,000	$(921,765)	$(86,608)	$(835,157)
3-Month USD-LIBOR	2.00	12/16/2019	USD	33,400,000	(1,353,858)	(671,252)	(682,606)
3-Month USD-LIBOR	2.00	06/15/2021	USD	105,200,000	(3,954,942)	(3,551,636)	(403,306)
3-Month USD-LIBOR	2.00	06/15/2021	USD	7,500,000	(278,692)	(240,065)	(38,627)
3-Month USD-LIBOR	2.25	12/16/2022	USD	130,500,000	(8,272,384)	(904,852)	(7,367,532)
3-Month USD-LIBOR	2.25	06/15/2026	USD	32,300,000	(1,724,681)	114,413	(1,839,094)
3-Month USD-LIBOR	2.35	08/05/2025	USD	30,400,000	(2,060,768)	—	(2,060,768)
3-Month USD-LIBOR	2.50	12/16/2025	USD	37,700,000	(3,297,683)	(138,896)	(3,158,787)
3-Month USD-LIBOR	2.50	06/15/2046	USD	45,900,000	(3,726,419)	(2,771,940)	(954,479)
3-Month USD-LIBOR	2.50	06/15/2046	USD	8,400,000	(628,928)	(359,925)	(269,003)
3-Month USD-LIBOR	2.75	12/16/2045	USD	171,400,000	(24,808,242)	8,599,738	(33,407,980)
6-Month GBP-LIBOR	1.00	06/15/2018	GBP	17,700,000	(95,830)	54,685	(150,515)
6-Month GBP-LIBOR	1.25	09/21/2018	GBP	23,800,000	(279,418)	(115,565)	(163,853)
6-Month GBP-LIBOR	1.50	12/16/2017	GBP	35,000,000	(729,274)	(48,405)	(680,869)
6-Month GBP-LIBOR	1.50	09/21/2018	GBP	10,700,000	(201,887)	(15,104)	(186,783)
6-Month USD-LIBOR	1.00	09/21/2018	GBP	80,200,000	(369,926)	(123,772)	(246,154)
1-Year OIS Federal Funds Rate	0.50	06/17/2016	USD	41,800,000	(202,666)	(8,084)	(194,582)

Total					$(52,907,363)	$(267,268)	$(52,640,095)

The notes are an integral part of this report. Transamerica Series Trust	Page 11	March 31, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued): (U)

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.50%	02/02/2021	USD	10,200,000	$182,365	$—	$182,365
MXN TIIE Banxico	4.06	08/24/2016	MXN	2,505,700,000	(80,334)	118,021	(198,355)
MXN TIIE Banxico	4.39	07/28/2017	MXN	232,800,000	(14,927)	—	(14,927)
MXN TIIE Banxico	5.01	10/10/2019	MXN	15,800,000	1,243	8,529	(7,286)
MXN TIIE Banxico	5.10	02/05/2021	MXN	131,900,000	(59,998)	6,681	(66,679)
MXN TIIE Banxico	5.27	02/05/2020	MXN	510,300,000	258,835	(45,587)	304,422
MXN TIIE Banxico	5.31	10/22/2020	MXN	251,800,000	64,110	45,497	18,613
MXN TIIE Banxico	5.37	02/19/2021	MXN	191,000,000	39,623	—	39,623
MXN TIIE Banxico	5.38	01/07/2022	MXN	140,800,000	(40,886)	40,345	(81,231)
MXN TIIE Banxico	5.43	11/17/2021	MXN	1,070,300,000	(47,071)	(445,974)	398,903
MXN TIIE Banxico	5.50	09/22/2020	MXN	166,400,000	124,977	—	124,977
MXN TIIE Banxico	5.50	09/02/2022	MXN	36,800,000	(13,297)	(63,527)	50,230
MXN TIIE Banxico	5.54	06/11/2020	MXN	113,500,000	105,613	72,130	33,483
MXN TIIE Banxico	5.61	07/07/2021	MXN	110,000,000	73,383	(56,231)	129,614
MXN TIIE Banxico	5.62	06/02/2020	MXN	222,100,000	253,871	105,759	148,112
MXN TIIE Banxico	5.78	09/29/2022	MXN	167,000,000	88,463	(11,345)	99,808
MXN TIIE Banxico	5.78	10/06/2022	MXN	26,700,000	13,372	(15,390)	28,762
MXN TIIE Banxico	5.83	01/12/2023	MXN	385,600,000	212,173	146,438	65,735
MXN TIIE Banxico	5.92	12/07/2021	MXN	52,000,000	72,760	—	72,760
MXN TIIE Banxico	5.98	09/16/2022	MXN	39,900,000	49,287	—	49,287
MXN TIIE Banxico	5.99	01/30/2026	MXN	18,400,000	(5,290)	5,089	(10,379)
MXN TIIE Banxico	6.53	06/05/2025	MXN	96,200,000	230,597	68,028	162,569
MXN TIIE Banxico	6.96	07/27/2020	MXN	235,700,000	1,006,224	838,643	167,581

Total					$2,515,093	$817,106	$1,697,987

OVER-THE-COUNTER SWAP AGREEMENTS: (S)

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (V)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread at March 31, 2016 (Y)	Notional Amount (W)		Fair Value (X)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Brazilian Government International Bond, 12.25%, 03/06/2030	MSC	1.00%	09/20/2016	0.60%	USD	9,500,000	$10,517	$(19,690)	$30,207
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	BCLY	1.00	12/20/2018	0.68	USD	15,700,000	138,831	109,264	29,567
Japanese Government International Bond, 2.00%, 03/21/2022	DUB	1.00	09/20/2016	0.04	USD	5,200,000	23,803	15,914	7,889
MetLife, Inc., 4.75%, 02/08/2021	CITI	1.00	12/20/2020	1.20	USD	2,200,000	(22,099)	2,451	(24,550)
MetLife, Inc., 4.75%, 02/08/2021	GSC	1.00	06/20/2021	1.33	USD	3,700,000	(62,744)	(62,950)	206
Mexico Government International Bond, 5.95%, 03/19/2019	HSBC	1.00	09/20/2019	1.11	USD	2,500,000	(9,955)	18,306	(28,261)
Mexico Government International Bond, 5.95%, 03/19/2019	GSC	1.00	12/20/2019	1.19	USD	2,600,000	(17,660)	16,833	(34,493)
Mexico Government International Bond, 5.95%, 03/19/2019	MSC	1.00	12/20/2019	1.19	USD	18,300,000	(124,296)	108,434	(232,730)
Mexico Government International Bond, 5.95%, 03/19/2019	JPM	1.00	09/20/2020	1.38	USD	8,700,000	(143,554)	(209,825)	66,271
Mexico Government International Bond, 5.95%, 03/19/2019	CITI	1.00	09/20/2020	1.38	USD	2,500,000	(41,238)	(57,479)	16,241
Mexico Government International Bond, 5.95%, 03/19/2019	BCLY	1.00	12/20/2020	1.45	USD	9,500,000	(194,629)	(304,317)	109,688

The notes are an integral part of this report. Transamerica Series Trust	Page 12	March 31, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued): (S)

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (continued) (V)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread at March 31, 2016 (Y)	Notional Amount (W)		Fair Value (X)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Mexico Government International Bond, 5.95%, 03/19/2019	DUB	1.00%	12/20/2020	1.45%	USD	4,400,000	$(90,144)	$(144,710)	$54,566
Mexico Government International Bond, 7.50%, 04/08/2033	DUB	1.00	09/20/2016	0.29	USD	6,900,000	20,640	4,182	16,458
Petrobras Global Finance BV, 8.38%, 12/10/2018	BNP	1.00	03/20/2020	8.90	USD	200,000	(48,776)	(29,455)	(19,321)
Petrobras Global Finance BV, 8.38%, 12/10/2018	HSBC	1.00	03/20/2020	8.90	USD	100,000	(24,388)	(13,961)	(10,427)
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	GSC	1.00	12/20/2019	8.76	USD	900,000	(204,734)	(71,585)	(133,149)
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	BCLY	1.00	12/20/2019	8.76	USD	1,400,000	(318,476)	(135,066)	(183,410)
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	MSC	1.00	12/20/2019	8.76	USD	1,200,000	(272,980)	(81,745)	(191,235)
Petrobras International Finance Co. SA, 8.38%, 12/10/2018	BNP	1.00	12/20/2019	8.76	USD	1,000,000	(227,482)	(68,685)	(158,797)
Tesco PLC, 6.00%, 12/14/2029	GSC	1.00	12/20/2020	2.59	EUR	4,000,000	(317,324)	(361,914)	44,590
Volkswagen International Finance NV, 5.38%, 05/22/2018	CITI	1.00	12/20/2016	0.73	EUR	5,300,000	7,646	(31,275)	38,921
Volkswagen International Finance NV, 5.38%, 05/22/2018	CITI	1.00	03/20/2017	0.83	EUR	4,500,000	8,132	29,376	(21,244)

Total							$(1,910,910)	$(1,287,897)	$(623,013)

Credit Default Swap Agreements on Credit Indices – Sell Protection (V)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Expiration Date	Notional Amount (W)		Fair Value (X)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Home Equity ABS Index - Series 6-2	BCLY	0.11%	05/25/2046	USD	7,841,174	$(1,479,156)	$(1,595,213)	$116,057
North American CMBS Basket Index - Series AAA8	GSC	0.50	10/17/2057	USD	19,100,000	(858,180)	(1,114,802)	256,622

Total						$(2,337,336)	$(2,710,015)	$372,679

FUTURES CONTRACTS: (Z)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Short	(350)	12/18/2017	$—	$(6,935)
90-Day Eurodollar	Short	(1,955)	03/19/2018	—	(3,357,719)
90-Day Eurodollar	Short	(997)	06/18/2018	—	(714,420)
90-Day Eurodollar	Short	(697)	09/17/2018	—	(370,359)
90-Day Eurodollar	Short	(2,322)	12/17/2018	—	(1,287,352)
90-Day Sterling	Short	(278)	09/20/2017	—	(240,692)
90-Day Sterling	Short	(1,777)	03/21/2018	—	(1,009,389)
90-Day Sterling	Short	(1,028)	06/20/2018	226,843	—
5-Year U.S. Treasury Note	Long	5,662	06/30/2016	1,323,809	—
10-Year U.S. Treasury Note	Long	199	06/21/2016	192,570	—
German Euro Bund	Long	17	06/08/2016	16,358	—

The notes are an integral part of this report. Transamerica Series Trust	Page 13	March 31, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FUTURES CONTRACTS (continued): (Z)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
OTC Call Options Exercise Price EUR 163.00 on German Euro Bund Futures	Short	(56)	05/26/2016	$—	$(60,590)
OTC Call Options Exercise Price EUR 164.50 on German Euro Bund Futures	Short	(131)	04/22/2016	56,518	—
OTC Call Options Exercise Price EUR 165.00 on German Euro Bund Futures	Short	(163)	04/22/2016	64,259	—
OTC Call Options Exercise Price EUR 165.00 on German Euro Bund Futures	Short	(20)	05/26/2016	—	(1,726)
OTC Put Options Exercise Price EUR 158.50 on German Euro Bund Futures	Short	(20)	05/26/2016	7,377	—
OTC Put Options Exercise Price EUR 160.50 on German Euro Bund Futures	Short	(139)	04/22/2016	34,663	—
OTC Put Options Exercise Price EUR 161.00 on German Euro Bund Futures	Short	(243)	04/22/2016	89,295	—
OTC Put Options Exercise Price EUR 161.00 on German Euro Bund Futures	Short	(139)	05/26/2016	1,140	—
OTC Put Options Exercise Price EUR 161.50 on German Euro Bund Futures	Short	(144)	04/22/2016	—	(833)
OTC Put Options Exercise Price EUR 162.00 on German Euro Bund Futures	Short	(277)	04/22/2016	—	(9,724)
U.K. Gilt	Short	(49)	06/28/2016	—	(3,227)
U.S. Treasury Bond	Long	354	06/21/2016	—	(116,804)

Total				$2,012,832	$(7,179,770)

FORWARD FOREIGN CURRENCY CONTRACTS: (S)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	05/20/2016	MXN	334,199,688	USD	18,680,193	$575,454	$(2,739)
BCLY	05/20/2016	USD	25,964,227	MXN	459,062,000	24,562	(506,435)
BCLY	05/24/2016	MYR	7,726,853	USD	1,826,000	145,674	—
BCLY	05/24/2016	THB	195,192,800	USD	5,410,000	131,078	—
BCLY	05/24/2016	USD	1,029,000	THB	37,651,110	—	(39,829)
BCLY	06/27/2016	USD	10,605,761	EUR	7,713,000	1,804,783	—
BCLY	07/05/2016	USD	7,807,588	BRL	29,800,000	—	(261,114)
BNP	04/15/2016	USD	2,592,944	RUB	187,978,075	—	(192,670)
BNP	05/24/2016	USD	18,674,163	MYR	81,288,633	—	(2,068,395)
BNP	09/14/2016	CNY	54,070,782	USD	7,955,394	358,490	—
BNP	09/14/2016	USD	6,251,000	CNH	41,128,455	—	(59,411)
BNP	10/11/2016	USD	1,436,924	CNY	9,763,896	—	(63,454)
BNP	01/03/2018	USD	86,783	BRL	296,710	17,146	—
BOA	05/13/2016	EUR	7,517,000	USD	8,420,204	144,735	—
BOA	05/13/2016	USD	19,165,509	EUR	17,264,000	—	(505,252)
BOA	05/24/2016	KRW	904,935,600	USD	738,000	52,130	—
BOA	05/24/2016	THB	28,365,880	USD	778,000	27,243	—
BOA	05/24/2016	TWD	77,487,830	USD	2,311,000	97,998	—
BOA	05/24/2016	USD	1,611,000	KRW	1,945,765,800	—	(87,914)
BOA	05/24/2016	USD	12,761	SGD	18,000	—	(590)
BOA	05/24/2016	USD	1,468,000	TWD	49,280,760	—	(64,076)
BOA	06/13/2016	EUR	1,201,000	USD	1,622,011	—	(252,228)
BOA	06/13/2016	USD	41,475,604	EUR	30,325,000	6,888,885	—
BOA	06/27/2016	USD	9,596,463	EUR	6,970,000	1,643,291	—
BOA	12/05/2016	USD	6,267,000	CNH	41,694,351	—	(99,101)
BOA	04/03/2017	USD	6,366,970	DKK	42,241,660	—	(178,289)
CITI	04/01/2016	BRL	33,477,044	USD	9,196,990	110,665	—
CITI	04/01/2016	USD	10,062,836	BRL	33,477,044	755,181	—
CITI	04/04/2016	BRL	134,377,044	USD	37,448,480	202,322	(323,179)

The notes are an integral part of this report. Transamerica Series Trust	Page 14	March 31, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (S)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	04/04/2016	USD	38,805,616	BRL	134,377,044	$1,582,874	$(104,881)
CITI	05/03/2016	USD	9,037,591	BRL	33,477,044	—	(188,421)
CITI	05/13/2016	CAD	23,133,000	USD	17,163,469	649,155	—
CITI	05/13/2016	EUR	12,341,000	USD	13,957,574	103,875	—
CITI	05/13/2016	JPY	1,105,113,000	USD	9,817,359	14,209	—
CITI	05/13/2016	USD	29,241,449	CAD	40,352,000	—	(1,829,965)
CITI	05/13/2016	USD	51,107,374	EUR	46,281,000	—	(1,625,623)
CITI	05/13/2016	USD	27,191,821	JPY	3,079,800,000	—	(207,424)
CITI	05/20/2016	MXN	105,830,000	USD	5,930,945	165,815	—
CITI	05/20/2016	USD	9,611,152	MXN	168,298,000	—	(84,327)
CITI	05/24/2016	INR	60,931,005	USD	893,941	16,755	—
CITI	05/24/2016	KRW	1,041,209,500	USD	863,000	46,115	—
CITI	05/24/2016	MYR	20,949,230	USD	4,918,000	427,650	—
CITI	05/24/2016	TWD	49,276,530	USD	1,467,000	64,945	—
CITI	05/24/2016	USD	4,963,925	MYR	21,895,874	—	(623,282)
CITI	09/26/2016	CNY	37,452,598	USD	5,494,000	262,843	—
DUB	04/04/2016	BRL	253,627,920	USD	71,265,818	—	(812,360)
DUB	04/04/2016	USD	63,187,483	BRL	253,627,920	—	(7,265,975)
DUB	05/13/2016	EUR	13,631,000	USD	15,471,553	59,734	—
DUB	05/24/2016	MYR	7,841,258	USD	1,831,000	169,867	—
DUB	05/24/2016	USD	4,357,021	THB	155,197,103	—	(48,670)
DUB	06/13/2016	EUR	3,871,000	USD	5,232,044	—	(817,033)
DUB	06/13/2016	USD	14,996,848	EUR	10,953,000	2,504,569	—
DUB	07/05/2016	BRL	171,562,122	USD	41,773,100	4,679,367	—
DUB	09/14/2016	CNY	6,363,340	USD	941,671	36,752	—
DUB	09/26/2016	CNY	1,387,608	USD	204,000	9,289	—
DUB	10/04/2016	USD	28,886,121	BRL	115,797,871	—	(1,648,410)
DUB	12/05/2016	CNY	1,551,704	USD	227,880	10,284	—
DUB	01/04/2017	BRL	107,800,000	USD	24,758,842	2,984,153	—
DUB	01/04/2017	USD	25,090,234	BRL	109,200,000	—	(3,013,060)
GSC	04/04/2016	BRL	37,256,349	USD	9,312,574	1,036,597	—
GSC	04/04/2016	GBP	13,938,000	USD	19,903,464	115,216	—
GSC	04/04/2016	USD	10,468,501	BRL	37,256,349	119,331	—
GSC	05/03/2016	USD	19,904,927	GBP	13,938,000	—	(115,493)
GSC	05/13/2016	CAD	27,886,000	USD	20,554,791	917,688	—
GSC	05/13/2016	EUR	3,432,000	USD	3,751,128	159,324	—
GSC	05/13/2016	USD	3,531,240	CAD	4,882,000	—	(227,946)
GSC	05/13/2016	USD	4,215,343	EUR	3,835,000	—	(154,292)
GSC	05/13/2016	USD	31,499,725	JPY	3,512,500,000	250,992	—
GSC	05/18/2016	USD	3,005,000	RUB	215,488,550	—	(159,463)
GSC	05/20/2016	MXN	62,574,000	USD	3,493,003	111,823	—
GSC	05/20/2016	USD	1,022,000	MXN	17,868,137	—	(7,365)
GSC	05/24/2016	THB	36,656,040	USD	1,004,000	36,581	—
GSC	05/24/2016	USD	3,395,693	TWD	114,163,185	—	(153,496)
GSC	05/26/2016	USD	4,922,083	MXN	80,540,039	284,945	—
GSC	09/26/2016	CNY	36,743,099	USD	5,416,939	230,846	—
GSC	10/11/2016	CNY	73,632,656	USD	10,768,157	546,666	—
GSC	10/11/2016	USD	5,408,965	CNY	36,743,099	—	(237,194)
GSC	12/07/2016	CNY	42,577,956	USD	6,266,072	268,756	—
HSBC	04/04/2016	BRL	87,860,985	USD	24,687,680	—	(281,415)
HSBC	04/04/2016	USD	24,385,508	BRL	87,860,985	—	(20,757)
HSBC	05/03/2016	BRL	87,860,985	USD	24,206,795	7,005	—
HSBC	05/24/2016	KRW	256,800,000	USD	214,000	10,221	—
HSBC	05/24/2016	MYR	33,242,709	USD	7,604,058	878,540	—
HSBC	05/24/2016	USD	7,013,699	MYR	30,074,157	—	(660,374)
HSBC	05/24/2016	USD	2,875,721	THB	104,877,540	—	(101,513)
HSBC	05/24/2016	USD	5,064,210	TWD	169,651,050	—	(210,025)
HSBC	10/11/2016	USD	7,579,000	CNH	49,740,977	—	(42,010)
HSBC	12/07/2016	USD	6,408,000	CNH	42,577,956	—	(92,198)

The notes are an integral part of this report. Transamerica Series Trust	Page 15	March 31, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (S)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPM	04/04/2016	BRL	171,562,200	USD	43,022,845	$4,634,172	$—
JPM	04/04/2016	GBP	926,000	USD	1,329,336	647	—
JPM	04/04/2016	USD	48,206,524	BRL	171,562,200	549,507	—
JPM	05/13/2016	CAD	2,157,000	USD	1,602,545	58,365	—
JPM	05/13/2016	EUR	1,307,000	USD	1,482,705	6,503	—
JPM	05/13/2016	JPY	5,025,335,953	USD	44,402,788	304,793	—
JPM	05/13/2016	USD	3,071,114	AUD	4,342,000	—	(250,478)
JPM	05/13/2016	USD	5,879,521	CAD	7,716,000	—	(61,870)
JPM	05/13/2016	USD	9,279,926	EUR	8,455,000	—	(353,779)
JPM	05/13/2016	USD	18,232,929	JPY	2,049,700,000	25,818	(27,915)
JPM	05/17/2016	USD	173,961	ILS	678,000	—	(6,710)
JPM	05/18/2016	RUB	333,897,176	USD	4,331,124	572,177	—
JPM	05/18/2016	USD	124,035	TRY	364,000	—	(3,402)
JPM	05/24/2016	KRW	3,615,578,384	USD	3,008,132	148,751	—
JPM	05/24/2016	MYR	14,149,516	USD	3,388,000	222,556	—
JPM	05/24/2016	THB	193,581,670	USD	5,402,000	93,343	—
JPM	05/24/2016	TWD	163,950,947	USD	4,925,296	171,731	—
JPM	05/24/2016	USD	3,050,310	KRW	3,706,915,220	—	(186,323)
JPM	05/24/2016	USD	5,022,402	THB	179,601,090	—	(76,063)
JPM	05/24/2016	USD	1,846,000	TWD	61,977,110	—	(80,789)
JPM	07/05/2016	USD	38,680,466	BRL	149,500,000	—	(1,798,422)
JPM	09/26/2016	CNY	41,237,408	USD	6,064,771	273,836	—
JPM	10/04/2016	USD	15,578,465	BRL	61,200,000	—	(559,253)
JPM	12/05/2016	CNY	40,142,647	USD	5,841,055	320,266	—
JPM	04/03/2017	USD	11,305,663	DKK	74,798,264	—	(284,176)
JPM	01/03/2018	BRL	296,710	USD	86,190	—	(16,553)
MSC	04/04/2016	BRL	233,570,356	USD	59,029,480	5,852,333	—
MSC	04/04/2016	USD	65,629,929	BRL	233,570,356	748,116	—
MSC	04/15/2016	RUB	187,978,075	USD	2,697,734	87,880	—
MSC	06/15/2016	USD	2,655,339	RUB	187,978,075	—	(86,985)
MSC	10/04/2016	BRL	139,200,000	USD	33,182,360	3,523,038	—
NGFP	05/20/2016	USD	3,146,000	MXN	55,405,779	—	(45,871)
NGFP	05/24/2016	MYR	7,511,504	USD	1,742,000	174,723	—
NGFP	05/24/2016	THB	159,766,350	USD	4,455,000	80,401	—
NGFP	05/24/2016	TWD	96,623,890	USD	2,871,000	132,914	—
NGFP	05/24/2016	USD	149,000	KRW	180,558,200	—	(8,651)
RBS	05/24/2016	USD	1,069,000	MXN	18,748,443	—	(10,661)
SCB	04/04/2016	USD	20,688,012	GBP	14,864,000	—	(660,651)
SCB	05/13/2016	USD	492,646	GBP	340,000	4,259	—
SCB	05/24/2016	MYR	34,608,248	USD	8,103,000	728,046	—
SCB	05/24/2016	THB	38,164,932	USD	1,066,000	17,415	—
SCB	05/24/2016	TWD	31,838,735	USD	941,000	48,826	—
SCB	05/24/2016	USD	1,615,000	THB	59,286,650	—	(68,013)
SCB	05/24/2016	USD	1,059,333	TWD	35,402,910	—	(41,298)
SCB	09/14/2016	USD	2,936,000	CNH	19,305,668	—	(26,103)
SCB	09/26/2016	USD	18,391,000	CNH	121,454,164	—	(232,306)
SCB	10/11/2016	CNY	14,571,343	USD	2,180,523	58,595	—
SCB	10/11/2016	USD	3,654,000	CNH	23,891,679	—	(6,538)
UBS	05/13/2016	EUR	1,461,000	USD	1,637,376	27,301	—
UBS	05/13/2016	JPY	3,785,700,000	USD	33,707,254	—	(28,015)
UBS	05/13/2016	USD	44,402,545	JPY	5,044,400,000	—	(474,639)
UBS	05/24/2016	MYR	30,637,928	USD	7,204,000	613,932	—
UBS	05/24/2016	USD	5,696,973	MYR	24,317,062	—	(508,053)
UBS	05/24/2016	USD	3,427,548	THB	124,899,848	—	(118,074)
UBS	09/26/2016	CNY	4,633,452	USD	678,000	34,208	—

Total						$51,256,871	$(31,459,239)

The notes are an integral part of this report. Transamerica Series Trust	Page 16	March 31, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (AA)

	Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—		$196,425,114	$—	$196,425,114
Certificate of Deposit	—		5,998,350	—	5,998,350
Corporate Debt Securities	—		748,442,376	—	748,442,376
Foreign Government Obligations	—		8,230,178	—	8,230,178
Loan Assignments	—		3,619,125	—	3,619,125
Mortgage-Backed Securities	—		227,419,060	—	227,419,060
Municipal Government Obligations	—		87,517,554	—	87,517,554
U.S. Government Agency Obligations	—		841,052,366	—	841,052,366
U.S. Government Obligations	—		1,005,960,283	—	1,005,960,283
Commercial Paper	—		51,044,576	—	51,044,576
Short-Term Foreign Government Obligation	—		4,776,122	—	4,776,122
Short-Term U.S. Government Agency Obligation	—		899,727	—	899,727
Short-Term U.S. Government Obligations	—		29,491,497	—	29,491,497
Exchange-Traded Options Purchased	—	(R)	—	—	—
Over-the-Counter Interest Rate Swaptions Purchased	—		2,460,072	—	2,460,072
Securities Lending Collateral	150,066,975		—	—	150,066,975
Repurchase Agreements	—		54,141,579	—	54,141,579

Total Investments	$150,066,975		$3,267,477,979	$—	$3,417,544,954

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—		$2,776,896	$—	$2,776,896
Over-the-Counter Credit Default Swap Agreements	—		209,569	—	209,569
Futures Contracts (AB)	2,012,832		—	—	2,012,832
Forward Foreign Currency Contracts (AB)	—		51,256,871	—	51,256,871

Total Other Financial Instruments	$2,012,832		$54,243,336	$—	$56,256,168

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—		$(3,153,750)	$—	$(3,153,750)
Exchange-Traded Options Written	(217,094)		—	—	(217,094)
Over-the-Counter Foreign Exchange Options Written	—		(2,297,450)	—	(2,297,450)
Over-the-Counter Credit Default Swaptions Written	—		(969,611)	—	(969,611)
Over-the-Counter Interest Rate Swaptions Written	—		(1,566,215)	—	(1,566,215)
Centrally Cleared Interest Rate Swap Agreements	—		(53,169,166)	—	(53,169,166)
Over-the-Counter Credit Default Swap Agreements	—		(4,457,815)	—	(4,457,815)
Futures Contracts (AB)	(7,179,770)		—	—	(7,179,770)
Forward Foreign Currency Contracts (AB)	—		(31,459,239)	—	(31,459,239)

Total Other Financial Instruments	$(7,396,864)		$(97,073,246)	$—	$(104,470,110)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable coupon rate. The rate disclosed is as of March 31, 2016.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At March 31, 2016, the total aggregate value of 144A securities is $309,752,709, representing 12.2% of the Portfolio’s net assets.

(C)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts of registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2016, the total aggregate value of Regulation S securities is $88,345,512, representing 3.5% of the Portfolio’s net assets.

The notes are an integral part of this report. Transamerica Series Trust	Page 17	March 31, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Rate disclosed reflects the yield at March 31, 2016.
(E)

Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(F)

All or a portion of the security is on loan. The total value of all securities on loan is $146,992,201. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(G)	Security in default.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)

Illiquid security and/or derivative. At March 31, 2016, total aggregate value of illiquid securities is $34,378,893, representing 1.4% of the Portfolio’s net assets, and total aggregate value of illiquid derivatives is $703,039, representing less than 0.1% of the Portfolio’s net assets.

(K)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after March 31, 2016.
(L)	Cash in the amount of $1,319,000 has been segregated by the broker as collateral for open TBA commitment transactions.
(M)	Securities with an aggregate market value of $352,655 have been segregated by the broker as collateral for open TBA commitment transactions.
(N)	Security is subject to sale-buyback transactions.
(O)

All or a portion of the security has been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of all securities segregated as collateral to cover centrally cleared swap agreements is $36,616,898.

(P)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $6,612,201.

(Q)

All or a portion of the security has been segregated by the custodian as collateral for open options, swap, swaptions and/or forward foreign currency contracts. The total value of all securities segregated for open options, swap, swaptions and/or forward foreign currency contracts is $7,247,161.

(R)	Security deemed worthless.
(S)	Cash in the amount of $23,876,000 has been segregated by the broker as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(T)

Aggregate cost for federal income tax purposes is $3,376,583,144. Aggregate gross unrealized appreciation and depreciation for all securities is $72,662,139 and $31,700,329, respectively. Net unrealized appreciation for tax purposes is $40,961,810.

(U)	Cash in the amount of $2,335,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(V)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(W)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(X)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(Y)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(Z)	Cash in the amount of $1,288,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(AA)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(AB)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen

The notes are an integral part of this report. Transamerica Series Trust	Page 18	March 31, 2016 Form N-Q

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

CURRENCY ABBREVIATIONS (continued):

KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citigroup, Inc.
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
MSC	Morgan Stanley
NGFP	Nomura Global Financial Products, Inc.
RBS	Royal Bank of Scotland Group PLC
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ABS	Asset-Backed Securities
Banxico	Banco de México
CMBS	Commercial Mortgage-Backed Securities
EURIBOR	Euro Interbank Offerered Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OIS	Overnight Indexed Swap
OTC	Over-the-Counter
TBA	To Be Announced
TIIE	Tasa de Interés Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

The notes are an integral part of this report. Transamerica Series Trust	Page 19	March 31, 2016 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.6%
American Express Credit Account Master Trust
Series 2013-1, Class A,
0.86% (A), 02/16/2021	$ 1,050,000	$ 1,052,177

Total Asset-Backed Security (Cost $1,053,486)		1,052,177

CORPORATE DEBT SECURITIES - 18.3%
Banks - 8.2%
Bank of America Corp.
1.83% (A), 11/19/2024, MTN	5,000,000	4,450,000
6.30% (A), 03/10/2026 (B) (C)	449,000	462,470
BNP Paribas SA
7.63% (A), 03/30/2021 (B) (C) (D)	470,000	472,585
Branch Banking & Trust Co.
0.92% (A), 05/23/2017	475,000	473,514
Citigroup, Inc.
1.50% (A), 12/07/2018	650,000	642,727
1.89% (A), 03/27/2025, MTN	1,000,000	949,710
3.87% (A), 03/30/2020, MTN	2,000,000	2,091,540
Corestates Capital II
1.27% (A), 01/15/2027 (D)	219,000	176,295
Eksportfinans ASA
5.50%, 06/26/2017, MTN	700,000	727,937
HSBC Holdings PLC
5.63% (A), 01/17/2020 (B) (C)	420,000	403,452
JPMorgan Chase Bank NA
0.96% (A), 06/13/2016	250,000	250,021
JPMorgan Chase Capital XIII
1.58% (A), 09/30/2034	430,000	338,582
Santander Issuances SAU
5.18%, 11/19/2025 (B)	200,000	193,270
Standard Chartered PLC
6.41% (A), 01/30/2017 (B) (C) (D)	500,000	477,290
SunTrust Capital III
1.28% (A), 03/15/2028	215,000	165,148
Wachovia Capital Trust II
1.12% (A), 01/15/2027	227,000	182,735
Wells Fargo & Co.
0.93% (A), 06/02/2017, MTN	2,270,000	2,262,634
Zions Bancorporation
5.65% (A), 11/15/2023	600,000	594,000

		15,313,910

Capital Markets - 1.8%
Goldman Sachs Capital II
4.00% (A), 05/02/2016 (C)	533,000	381,361
Goldman Sachs Capital III
4.00% (A), 05/02/2016 (B) (C)	267,000	190,342
Goldman Sachs Group, Inc.
1.78% (A), 04/23/2020	425,000	422,365
Morgan Stanley
1.07% (A), 10/18/2016, MTN	250,000	249,842
UBS Group Funding Jersey, Ltd.
1.00% (A), 04/14/2021 (D) (E)	450,000	449,806
UBS Preferred Funding Trust V
6.24% (A), 05/15/2016 (B) (C)	1,610,000	1,610,000

		3,303,716

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.1%
RPM International, Inc.
5.25%, 06/01/2045	$ 181,000	$ 179,335

Consumer Finance - 0.8%
American Express Credit Corp.
1.23% (A), 07/31/2018, MTN	1,000,000	993,909
Navient Corp.
1.00% (A), 12/15/2020	689,000	514,201

		1,508,110

Diversified Financial Services - 1.1%
Hartford Life Institutional Funding
3.67% (A), 05/08/2018, MTN (D)	2,000,000	2,014,020

Diversified Telecommunication Services - 0.1%
AT&T, Inc.
4.75%, 05/15/2046	172,000	167,779

Electric Utilities - 0.1%
Electricite de France SA
1.15%, 01/20/2017 (B) (D)	100,000	99,786

Electronic Equipment, Instruments & Components - 0.0% (F)
Avnet, Inc.
4.63%, 04/15/2026	31,000	31,338

Household Durables - 0.0% (F)
Newell Rubbermaid, Inc.
2.60%, 03/29/2019	78,000	79,134

Insurance - 3.4%
Allstate Life Global Funding Trusts
1.09% (A), 11/25/2016, MTN	4,559,000	4,509,763
Berkshire Hathaway Finance Corp.
1.18% (A), 03/07/2018	449,000	450,561
Chubb Corp.
6.38% (A), 03/29/2067 (B)	1,000,000	870,000
MetLife, Inc.
5.25% (A), 06/15/2020 (C)	225,000	215,016
XLIT, Ltd.
5.50%, 03/31/2045 (B)	65,000	62,365
6.50% (A), 04/15/2017 (C)	500,000	346,250

		6,453,955

Media - 0.1%
Omnicom Group, Inc.
3.60%, 04/15/2026 (E)	114,000	116,777

Metals & Mining - 2.0%
Anglo American Capital PLC
2.63%, 09/27/2017 (B) (D)	200,000	193,000
Freeport-McMoRan, Inc.
2.30%, 11/14/2017	337,000	310,882
Glencore Funding LLC
1.68% (A), 04/16/2018 (D)	675,000	607,500
4.13%, 05/30/2023 (D)	450,000	367,875
Goldcorp, Inc.
2.13%, 03/15/2018	893,000	880,482
3.63%, 06/09/2021	683,000	688,625
5.45%, 06/09/2044 (B)	500,000	455,758
Kinross Gold Corp.
5.95%, 03/15/2024 (B)	87,000	73,979
Teck Resources, Ltd.
2.50%, 02/01/2018 (B)	221,000	193,375

		3,771,476

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 0.4%
Anadarko Petroleum Corp.
5.55%, 03/15/2026 (B)	$ 43,000	$ 43,379
6.45%, 09/15/2036	261,000	260,622
6.60%, 03/15/2046	44,000	44,920
Apache Corp.
2.63%, 01/15/2023 (B)	200,000	181,979
Occidental Petroleum Corp.
3.40%, 04/15/2026 (E)	150,000	151,432
4.40%, 04/15/2046 (E)	76,000	76,493

		758,825

Real Estate Investment Trusts - 0.1%
Omega Healthcare Investors, Inc.
4.50%, 04/01/2027	160,000	153,119

Real Estate Management & Development - 0.1%
Vonovia Finance BV
3.20%, 10/02/2017 (G)	200,000	201,923

Total Corporate Debt Securities (Cost $35,641,008)		34,153,203

FOREIGN GOVERNMENT OBLIGATIONS - 16.3%
Australia Government Bond
1.00%, 11/21/2018 (G)	AUD 3,300,000	2,684,454
Canadian Government Real Return Bond
1.50%, 12/01/2044	CAD 1,096,800	1,071,921
4.25%, 12/01/2021	4,425,922	4,335,717
Deutsche Bundesrepublik Inflation-Linked Bond
1.50%, 04/15/2016 (G)	EUR 2,290,220	2,608,595
France Government Bond OAT
0.10%, 03/01/2025 (G)	1,786,086	2,165,773
Italy Buoni Poliennali del Tesoro
1.25%, 09/15/2032 (G)	984,210	1,190,197
2.10%, 09/15/2021 (G)	3,415,872	4,372,396
Mexican Udibonos
Series S,
2.50%, 12/10/2020	MXN 15,298,668	891,914
4.50%, 12/04/2025	17,357,728	1,135,411
Spain Government Inflation-Linked Bond
0.55%, 11/30/2019 (G)	EUR 1,479,915	1,746,303
1.80%, 11/30/2024 (G)	591,966	748,468
U.K. Gilt Inflation-Linked
0.13%, 11/22/2019 - 03/22/2029 (G)	GBP 3,473,629	5,449,271
1.25%, 11/22/2017 (G)	1,336,210	2,008,347

Total Foreign Government Obligations (Cost $31,853,653)		30,408,767

MORTGAGE-BACKED SECURITIES - 0.9%
Citigroup Commercial Mortgage Trust
Series 2014-388G, Class C,
1.84% (A), 06/15/2033 (D)	$ 1,550,000	1,499,328
COMM Mortgage Trust
Series 2015-CR24, Class A2,
3.02%, 08/10/2055	73,700	77,187
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A2,
2.97%, 04/15/2050	44,000	45,707
GS Mortgage Securities Corp. II
Series 2015-GC30, Class A2,
2.73%, 05/10/2050	82,500	85,137

Total Mortgage-Backed Securities (Cost $1,760,170)		1,707,359

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.7%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
2.08% (A), 04/25/2024 - 08/25/2024	$ 2,672,959	$ 2,645,909
2.63% (A), 02/25/2024 - 03/25/2025	1,750,000	1,752,094
Federal National Mortgage Association Connecticut Avenue Securities
2.03% (A), 01/25/2024	308,084	307,627
2.43% (A), 10/25/2023	284,346	285,470

Total U.S. Government Agency Obligations (Cost $5,012,378)		4,991,100

U.S. GOVERNMENT OBLIGATIONS - 54.7%
U.S. Treasury Inflation Indexed Bond
0.63%, 02/15/2043	2,576,025	2,418,043
0.75%, 02/15/2042 - 02/15/2045	6,091,610	5,899,072
1.00%, 02/15/2046 (B)	1,249,788	1,303,457
1.38%, 02/15/2044	2,194,624	2,456,921
1.75%, 01/15/2028	113,082	131,113
2.00%, 01/15/2026	2,387,200	2,794,888
2.13%, 02/15/2040	876,856	1,119,967
2.38%, 01/15/2025 - 01/15/2027	17,883,910	21,637,133
2.50%, 01/15/2029	551,710	692,856
3.63%, 04/15/2028	1,025,304	1,411,662
3.88%, 04/15/2029	3,026,268	4,331,700
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2017 - 07/15/2024	24,527,573	24,900,229
0.25%, 01/15/2025	250,053	252,159
0.38%, 07/15/2025	1,008,980	1,031,012
0.63%, 07/15/2021 - 01/15/2026	10,506,725	11,026,039
1.13%, 01/15/2021	5,707,252	6,099,106
1.25%, 07/15/2020	9,179,151	9,867,348
1.38%, 01/15/2020	4,272,567	4,573,928
2.63%, 07/15/2017 (B)	114,305	120,363

Total U.S. Government Obligations (Cost $98,997,273)		102,066,996

	Shares	Value
PREFERRED STOCKS - 2.0%
Banks - 0.3%
HSBC USA, Inc.
Series F, 3.50% (A) (B)	10,000	228,400
US Bancorp
Series A, 3.50% (A) (B)	500	398,250

		626,650

Consumer Finance - 1.6%
Navient Corp.
2.73% (A)	89,026	2,175,795
2.78% (A)	30,888	721,235

		2,897,030

Insurance - 0.1%
Prudential Financial, Inc.
3.13% (A)	8,353	213,837

Total Preferred Stocks (Cost $3,776,200)		3,737,517

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.0% (F)
U.S. Treasury Bill
0.25% (H), 04/21/2016 (I)	$ 25,000	$ 24,999
0.26% (H), 05/12/2016 (I)	16,000	15,998
0.29% (H), 06/23/2016 (I)	8,000	7,996

Total Short-Term U.S. Government Obligations (Cost $48,984)		48,993

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (H)	6,242,351	6,242,351

Total Securities Lending Collateral (Cost $6,242,351)		6,242,351

	Principal	Value
REPURCHASE AGREEMENT - 5.5%
State Street Bank & Trust Co. 0.03% (H), dated 03/31/2016, to be repurchased at $10,267,953 on 04/01/2016. Collateralized by a U.S. Government Obligation, 0.88%, due 12/31/2016, and with a value of $10,474,131.	$ 10,267,944	10,267,944

Total Repurchase Agreement (Cost $10,267,944)		10,267,944

Total Investments (Cost $194,653,447) (J)		194,676,407
Net Other Assets (Liabilities) - (4.4)%		(8,139,724)

Net Assets - 100.0%		$ 186,536,683

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2016 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Short	(36)	06/21/2016	$—	$(45,087)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSC	04/11/2016	USD	1,178,854	EUR	1,068,623	$—	$(37,542)
GSC	05/18/2016	USD	2,654,774	EUR	2,355,209	—	(29,216)
GSC	06/08/2016	USD	1,307,809	EUR	1,196,800	—	(56,960)
JPM	04/07/2016	USD	1,072,235	EUR	995,210	—	(60,464)
JPM	04/13/2016	USD	1,112,289	EUR	1,000,000	—	(26,062)
JPM	04/20/2016	USD	2,710,023	EUR	2,437,935	—	(65,773)
JPM	04/28/2016	USD	1,425,927	CAD	2,000,000	—	(114,083)
JPM	06/15/2016	USD	2,662,191	EUR	2,378,206	—	(50,414)

Total						$—	$(440,514)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Security	$—	$1,052,177	$—	$1,052,177
Corporate Debt Securities	—	34,153,203	—	34,153,203
Foreign Government Obligations	—	30,408,767	—	30,408,767
Mortgage-Backed Securities	—	1,707,359	—	1,707,359
U.S. Government Agency Obligations	—	4,991,100	—	4,991,100
U.S. Government Obligations	—	102,066,996	—	102,066,996
Preferred Stocks	3,737,517	—	—	3,737,517
Short-Term U.S. Government Obligations	—	48,993	—	48,993
Securities Lending Collateral	6,242,351	—	—	6,242,351
Repurchase Agreement	—	10,267,944	—	10,267,944

Total Investments	$9,979,868	$184,696,539	$—	$194,676,407

LIABILITIES
Other Financial Instruments
Futures Contracts (L)	$(45,087)	$—	$—	$(45,087)
Forward Foreign Currency Contracts (L)	—	(440,514)	—	(440,514)

Total Other Financial Instruments	$(45,087)	$(440,514)	$—	$(485,601)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable coupon rate. The rate disclosed is as of March 31, 2016.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $6,114,924. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Perpetual maturity. The date displayed is the next call date.
(D)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At March 31, 2016, the total aggregate value of 144A securities is $6,357,485, representing 3.4% of the Portfolio’s net assets.

(E)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after March 31, 2016.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts of registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2016, the total aggregate value of Regulation S securities is $23,175,727, representing 12.4% of the Portfolio’s net assets.

(H)	Rate disclosed reflects the yield at March 31, 2016.

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2016 Form N-Q

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(I)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of all securities segregated as collateral to cover margin requirements for open futures contracts is $48,993.

(J)

Aggregate cost for federal income tax purposes is $194,653,447. Aggregate gross unrealized appreciation and depreciation for all securities is $3,454,992 and $3,432,032, respectively. Net unrealized appreciation for tax purposes is $22,960.

(K)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(L)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSC	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2016 Form N-Q

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 72.7%
Money Market Funds - 72.7%
SSgA Money Market Fund	8,377,347	$ 8,377,347
SSgA Prime Money Market Fund	8,377,348	8,377,348
State Street Institutional Liquid Reserves Fund	8,377,347	8,377,347
State Street Institutional U.S. Government Money Market Fund	8,377,347	8,377,347

Total Short-Term Investment Companies (Cost $33,509,389)		33,509,389

	Principal	Value
REPURCHASE AGREEMENT - 18.2%
State Street Bank & Trust Co. 0.03% (A), dated 03/31/2016, to be repurchased at $8,377,354 on 04/01/2016. Collateralized by a U.S. Government Obligation, 0.60% (A), due 02/02/2017, and with a value of $8,547,050.	$ 8,377,347	8,377,347

Total Repurchase Agreement (Cost $8,377,347)		8,377,347

Total Investments (Cost $41,886,736) (B)		41,886,736
Net Other Assets (Liabilities) - 9.1%		4,217,275

Net Assets - 100.0%		$ 46,104,011

FUTURES CONTRACTS: (C)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Short	(912)	06/17/2016	$—	$(3,237,763)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term Investment Companies	$33,509,389	$—	$—	$33,509,389
Repurchase Agreement	—	8,377,347	—	8,377,347

Total Investments	$33,509,389	$8,377,347	$—	$41,886,736

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(3,237,763)	$—	$—	$(3,237,763)

Total Other Financial Instruments	$(3,237,763)	$—	$—	$(3,237,763)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at March 31, 2016.
(B)	Aggregate cost for federal income tax purposes is $41,886,736.
(C)	Cash in the amount of $8,276,245 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica QS Investors Active Asset Allocation –

Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 94.7%
International Equity Funds - 8.6%
iShares MSCI EAFE Minimum Volatility ETF	225,339	$ 14,971,523
Vanguard FTSE All-World ex-US ETF (A)	463,220	19,987,943
Vanguard Total International Stock ETF (A)	148,367	6,664,646

		41,624,112

International Fixed Income Fund - 4.4%
Vanguard Total International Bond ETF	386,615	21,085,982

U.S. Equity Funds - 20.9%
iShares Core S&P 500 ETF (A)	98,490	20,352,959
iShares MSCI USA Minimum Volatility ETF (A)	260,137	11,427,818
iShares Russell 1000 ETF (A)	533,639	60,872,201
Vanguard Small-Cap Growth ETF (A)	33,553	3,992,807
Vanguard Small-Cap Value ETF (A)	39,043	3,977,701

		100,623,486

U.S. Fixed Income Funds - 60.8%
iShares Core U.S. Aggregate Bond ETF	614,581	68,120,158
iShares TIPS Bond ETF (A)	41,768	4,788,283
SPDR Barclays Convertible Securities ETF (A)	351,245	15,173,784
Vanguard Total Bond Market ETF (A)	2,467,663	204,297,820

		292,380,045

Total Exchange-Traded Funds (Cost $454,011,690)		455,713,625

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 3.0%
U.S. Treasury Bill
0.33% (B), 06/30/2016	$ 8,000,000	7,995,776
0.34% (B), 06/30/2016	6,443,000	6,439,598

Total Short-Term U.S. Government Obligations (Cost $14,431,165)		14,435,374

	Shares	Value
SECURITIES LENDING COLLATERAL - 20.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (B)	96,136,944	96,136,944

Total Securities Lending Collateral (Cost $96,136,944)		96,136,944

	Principal	Value
REPURCHASE AGREEMENT - 4.2%
State Street Bank & Trust Co. 0.03% (B), dated 03/31/2016, to be repurchased at $20,376,232 on 04/01/2016. Collateralized by a U.S. Government Obligation, 0.88%, due 12/31/2016, and with a value of $20,787,663.	$ 20,376,215	20,376,215

Total Repurchase Agreement (Cost $20,376,215)		20,376,215

Total Investments (Cost $584,956,014) (C)		586,662,158
Net Other Assets (Liabilities) - (21.9)%		(105,499,265)

Net Assets - 100.0%		$ 481,162,893

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica QS Investors Active Asset Allocation –

Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$455,713,625	$—	$—	$455,713,625
Short-Term U.S. Government Obligations	—	14,435,374	—	14,435,374
Securities Lending Collateral	96,136,944	—	—	96,136,944
Repurchase Agreement	—	20,376,215	—	20,376,215

Total Investments	$551,850,569	$34,811,589	$—	$586,662,158

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $94,047,109. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at March 31, 2016.
(C)

Aggregate cost for federal income tax purposes is $584,956,014. Aggregate gross unrealized appreciation and depreciation for all securities is $4,092,403 and $2,386,259, respectively. Net unrealized appreciation for tax purposes is $1,706,144.

(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica QS Investors Active Asset Allocation –

Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 74.8%
International Equity Funds - 13.5%
iShares MSCI EAFE Minimum Volatility ETF	150,115	$ 9,973,641
Vanguard FTSE All-World ex-US ETF (A)	1,539,964	66,449,446
Vanguard Total International Stock ETF	489,925	22,007,431

		98,430,518

International Fixed Income Fund - 3.8%
Vanguard Total International Bond ETF (A)	510,311	27,832,362

U.S. Equity Funds - 31.2%
iShares Core S&P 500 ETF (A)	248,434	51,338,886
iShares MSCI USA Minimum Volatility ETF (A)	90,524	3,976,719
iShares Russell 1000 ETF (A)	1,354,396	154,495,952
Vanguard Small-Cap Growth ETF	75,045	8,930,355
Vanguard Small-Cap Value ETF (A)	87,270	8,891,068

		227,632,980

U.S. Fixed Income Funds - 26.3%
iShares Core U.S. Aggregate Bond ETF	383,338	42,489,184
iShares TIPS Bond ETF (A)	76,430	8,761,935
SPDR Barclays Convertible Securities ETF (A)	291,632	12,598,503
Vanguard Total Bond Market ETF (A)	1,541,409	127,613,251

		191,462,873

Total Exchange-Traded Funds (Cost $546,881,760)		545,358,733

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 12.4%
U.S. Treasury Bill
0.30% (B), 06/30/2016 (A)	$ 18,000,000	17,990,496
0.32% (B), 06/30/2016 (A)	327,000	326,827
0.33% (B), 06/30/2016 (A)	54,000,000	53,971,488
0.34% (B), 06/30/2016 (A)	17,800,000	17,790,602

Total Short-Term U.S. Government Obligations (Cost $90,054,701)		90,079,413

	Shares	Value
SECURITIES LENDING COLLATERAL - 19.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (B)	142,850,386	142,850,386

Total Securities Lending Collateral (Cost $142,850,386)		142,850,386

Principal	Value
REPURCHASE AGREEMENT - 15.9%

State Street Bank & Trust Co. 0.03% (B), dated 03/31/2016, to be repurchased at $115,582,919 on 04/01/2016. Collateralized by a U.S. Government Obligation, 0.50%, due 06/15/2016, and with a value of $117,897,188.

$ 115,582,822	$ 115,582,822

Total Repurchase Agreement (Cost $115,582,822)	115,582,822

Total Investments (Cost $895,369,669) (C)	893,871,354
Net Other Assets (Liabilities) - (22.7)%	(165,301,364)

Net Assets - 100.0%	$ 728,569,990

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica QS Investors Active Asset Allocation –

Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$545,358,733	$—	$—	$545,358,733
Short-Term U.S. Government Obligations	—	90,079,413	—	90,079,413
Securities Lending Collateral	142,850,386	—	—	142,850,386
Repurchase Agreement	—	115,582,822	—	115,582,822

Total Investments	$688,209,119	$205,662,235	$—	$893,871,354

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $139,674,688. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at March 31, 2016.
(C)

Aggregate cost for federal income tax purposes is $895,369,669. Aggregate gross unrealized appreciation and depreciation for all securities is $3,733,623 and $5,231,938, respectively. Net unrealized depreciation for tax purposes is $1,498,315.

(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica QS Investors Active Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 86.0%
International Equity Funds - 10.9%
iShares MSCI EAFE Minimum Volatility ETF (A)	562,242	$ 37,355,358
Vanguard FTSE All-World ex-US ETF (A)	2,457,637	106,047,037
Vanguard Total International Stock ETF (A)	778,713	34,979,788

		178,382,183

International Fixed Income Fund - 4.6%
Vanguard Total International Bond ETF (A)	1,367,449	74,580,669

U.S. Equity Funds - 24.9%
iShares Core S&P 500 ETF (A)	429,227	88,699,760
iShares MSCI USA Minimum Volatility ETF (A)	482,605	21,200,838
iShares Russell 1000 ETF (A)	2,333,435	266,174,930
Vanguard Small-Cap Growth ETF (A)	134,194	15,969,086
Vanguard Small-Cap Value ETF (A)	155,997	15,892,974

		407,937,588

U.S. Fixed Income Funds - 45.6%
iShares Core U.S. Aggregate Bond ETF	1,544,507	171,193,156
iShares TIPS Bond ETF (A)	178,775	20,494,766
SPDR Barclays Convertible Securities ETF (A)	950,039	41,041,685
Vanguard Total Bond Market ETF (A)	6,212,655	514,345,707

		747,075,314

Total Exchange-Traded Funds (Cost $1,405,612,239)		1,407,975,754

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 6.9%
U.S. Treasury Bill
0.33% (B), 06/30/2016 (A)	$ 81,000,000	80,957,232
0.34% (B), 06/30/2016 (A)	31,467,000	31,450,385

Total Short-Term U.S. Government Obligations (Cost $112,375,024)		112,407,617

	Shares	Value
SECURITIES LENDING COLLATERAL - 12.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (B)	198,786,836	198,786,836

Total Securities Lending Collateral (Cost $198,786,836)		198,786,836

Principal	Value
REPURCHASE AGREEMENT - 9.5%

State Street Bank & Trust Co. 0.03% (B), dated 03/31/2016, to be repurchased at $156,045,723 on 04/01/2016. Collateralized by U.S. Government Obligations, 0.50% - 3.88%, due 06/15/2016 - 08/15/2040, and with a total value of $159,170,593.

$ 156,045,593	$ 156,045,593

Total Repurchase Agreement (Cost $156,045,593)	156,045,593

Total Investments (Cost $1,872,819,692) (C)	1,875,215,800
Net Other Assets (Liabilities) - (14.5)%	(237,002,544)

Net Assets - 100.0%	$ 1,638,213,256

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica QS Investors Active Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,407,975,754	$—	$—	$1,407,975,754
Short-Term U.S. Government Obligations	—	112,407,617	—	112,407,617
Securities Lending Collateral	198,786,836	—	—	198,786,836
Repurchase Agreement	—	156,045,593	—	156,045,593

Total Investments	$1,606,762,590	$268,453,210	$—	$1,875,215,800

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $194,523,289. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at March 31, 2016.
(C)

Aggregate cost for federal income tax purposes is $1,872,819,692. Aggregate gross unrealized appreciation and depreciation for all securities is $12,915,586 and $10,519,478, respectively. Net unrealized appreciation for tax purposes is $2,396,108.

(D)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense - 0.8%
Aerovironment, Inc. (A) (B)	57,500	$ 1,628,400
Curtiss-Wright Corp.	22,500	1,702,575
Orbital ATK, Inc.	18,324	1,593,089

		4,924,064

Airlines - 0.6%
Alaska Air Group, Inc.	41,765	3,425,565

Auto Components - 0.7%
American Axle & Manufacturing Holdings, Inc. (B)	66,000	1,015,740
Dana Holding Corp. (A)	68,000	958,120
Gentex Corp. (A)	71,000	1,113,990
Stoneridge, Inc. (B)	68,500	997,360

		4,085,210

Banks - 6.7%
Berkshire Hills Bancorp, Inc.	73,412	1,974,049
First Citizens BancShares, Inc., Class A	16,457	4,131,859
First Community Bancshares, Inc.	133,854	2,655,663
First Republic Bank, Class A	24,500	1,632,680
Hanmi Financial Corp., Class B	26,600	585,732
KeyCorp	556,115	6,139,510
Lakeland Bancorp, Inc., Class A	233,500	2,370,025
Sandy Spring Bancorp, Inc. (A)	100,000	2,783,000
Sterling Bancorp (A)	336,985	5,368,171
Umpqua Holdings Corp. (A)	86,000	1,363,960
Union Bankshares Corp.	26,005	640,503
United Community Banks, Inc.	78,000	1,440,660
Washington Trust Bancorp, Inc. (A)	36,203	1,351,096
Webster Financial Corp.	143,685	5,158,291
Wilshire Bancorp, Inc.	151,000	1,555,300

		39,150,499

Building Products - 1.3%
Caesarstone Sdot-Yam, Ltd. (A) (B)	91,500	3,143,025
Continental Building Products, Inc. (A) (B)	158,000	2,932,480
Gibraltar Industries, Inc. (B)	15,700	449,020
Owens Corning	28,600	1,352,208
Quanex Building Products Corp.	4,150	72,044

		7,948,777

Capital Markets - 4.0%
E*TRADE Financial Corp. (B)	407,305	9,974,899
Invesco, Ltd.	221,035	6,801,247
Janus Capital Group, Inc. (A)	110,000	1,609,300
Legg Mason, Inc.	33,800	1,172,184
Piper Jaffray Cos. (B)	37,000	1,833,720
Stifel Financial Corp. (B)	44,150	1,306,840
Waddell & Reed Financial, Inc., Class A (A)	32,825	772,701

		23,470,891

Chemicals - 2.5%
Albemarle Corp. (A)	103,870	6,640,409
Celanese Corp., Series A	111,025	7,272,138
FutureFuel Corp.	60,000	707,400

		14,619,947

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies - 0.7%
HNI Corp.	43,800	$ 1,715,646
Knoll, Inc.	49,000	1,060,850
Tetra Tech, Inc.	48,000	1,431,360

		4,207,856

Communications Equipment - 0.5%
Harmonic, Inc. (A) (B)	157,000	513,390
KVH Industries, Inc. (B)	225,932	2,157,651

		2,671,041

Construction & Engineering - 2.4%
Comfort Systems USA, Inc., Class A	76,000	2,414,520
EMCOR Group, Inc.	51,000	2,478,600
Granite Construction, Inc.	49,000	2,342,200
KBR, Inc.	444,580	6,882,098

		14,117,418

Consumer Finance - 1.3%
Synchrony Financial (B)	259,965	7,450,597

Containers & Packaging - 1.7%
Berry Plastics Group, Inc. (B)	188,385	6,810,118
International Paper Co.	71,215	2,922,663

		9,732,781

Diversified Financial Services - 1.2%
Voya Financial, Inc.	238,060	7,087,046

Diversified Telecommunication Services - 2.0%
Level 3 Communications, Inc. (B)	225,630	11,924,545

Electric Utilities - 2.8%
Exelon Corp.	228,005	8,176,259
PG&E Corp.	136,940	8,178,057

		16,354,316

Electrical Equipment - 0.9%
Eaton Corp. PLC	44,871	2,807,130
Regal Beloit Corp.	40,500	2,555,145

		5,362,275

Electronic Equipment, Instruments & Components - 3.7%
Belden, Inc.	19,500	1,196,910
Benchmark Electronics, Inc. (B)	22,100	509,405
Coherent, Inc. (B)	14,500	1,332,550
Control4 Corp. (A) (B)	406,500	3,235,740
Daktronics, Inc. (A)	75,000	592,500
Orbotech, Ltd. (B)	189,013	4,494,729
QLogic Corp. (B)	84,700	1,138,368
Rofin-Sinar Technologies, Inc. (B)	65,800	2,120,076
Universal Display Corp., Class A (A) (B)	57,000	3,083,700
VeriFone Systems, Inc. (B)	73,460	2,074,511
Vishay Intertechnology, Inc. (A)	146,500	1,788,765

		21,567,254

Energy Equipment & Services - 1.1%
Nabors Industries, Ltd.	292,635	2,692,242
Precision Drilling Corp. (A)	948,060	3,981,852

		6,674,094

Food Products - 2.5%
ConAgra Foods, Inc.	77,255	3,447,118
J&J Snack Foods Corp.	7,000	757,960
J.M. Smucker, Co.	23,320	3,027,869
Pinnacle Foods, Inc.	165,360	7,388,285

		14,621,232

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 2.6%
AngioDynamics, Inc. (B)	122,775	$ 1,508,905
Boston Scientific Corp. (B)	396,065	7,449,982
DENTSPLY SIRONA, Inc.	40,065	2,469,206
Globus Medical, Inc., Class A (A) (B)	109,905	2,610,244
Greatbatch, Inc. (B)	35,450	1,263,438

		15,301,775

Health Care Providers & Services - 3.4%
AMN Healthcare Services, Inc. (B)	41,000	1,378,010
Amsurg Corp., Class A (A) (B)	81,505	6,080,273
Centene Corp. (A) (B)	112,799	6,945,034
HealthSouth Corp. (A)	48,000	1,806,240
PharMerica Corp. (B)	68,200	1,507,902
WellCare Health Plans, Inc. (A) (B)	23,500	2,179,625

		19,897,084

Health Care Technology - 0.3%
Omnicell, Inc. (B)	62,700	1,747,449

Hotels, Restaurants & Leisure - 2.3%
Churchill Downs, Inc.	19,000	2,809,720
MGM Resorts International (B)	395,155	8,472,123
Wyndham Worldwide Corp. (A)	31,605	2,415,570

		13,697,413

Household Durables - 2.0%
Harman International Industries, Inc.	22,950	2,043,468
Helen of Troy, Ltd. (A) (B)	17,500	1,814,575
La-Z-Boy, Inc.	67,000	1,791,580
Newell Rubbermaid, Inc.	142,420	6,307,782

		11,957,405

Household Products - 0.4%
Spectrum Brands Holdings, Inc., Class A (A)	21,500	2,349,520

Insurance - 3.8%
Allstate Corp.	67,135	4,522,885
Aspen Insurance Holdings, Ltd.	36,000	1,717,200
Endurance Specialty Holdings, Ltd.	65,275	4,265,068
Selective Insurance Group, Inc.	136,283	4,989,321
United Fire Group, Inc.	114,389	5,012,526
Validus Holdings, Ltd.	35,000	1,651,650

		22,158,650

Internet & Catalog Retail - 0.2%
Nutrisystem, Inc.	47,600	993,412

Internet Software & Services - 0.2%
IAC/InterActiveCorp	28,625	1,347,665

IT Services - 1.7%
CoreLogic, Inc. (B)	48,030	1,666,641
Global Payments, Inc. (A)	97,500	6,366,750
Sykes Enterprises, Inc. (B)	60,000	1,810,800

		9,844,191

Life Sciences Tools & Services - 0.9%
Charles River Laboratories International, Inc. (B)	66,160	5,024,190

Machinery - 4.1%
Allison Transmission Holdings, Inc., Class A	121,405	3,275,507
Altra Industrial Motion Corp.	49,000	1,361,220
Columbus McKinnon Corp.	23,500	370,360

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Douglas Dynamics, Inc.	74,900	$ 1,715,959
ITT Corp.	180,770	6,668,605
Mueller Industries, Inc.	61,900	1,821,098
NN, Inc. (A)	69,000	943,920
Oshkosh Corp. (A)	21,000	858,270
Stanley Black & Decker, Inc.	44,025	4,631,870
Watts Water Technologies, Inc., Class A	39,500	2,177,635

		23,824,444

Media - 1.9%
AMC Networks, Inc., Class A (B)	14,500	941,630
CBS Corp., Class B	67,800	3,735,102
Starz, Class A (B)	68,375	1,800,314
TEGNA, Inc.	208,000	4,879,680

		11,356,726

Metals & Mining - 1.5%
Kaiser Aluminum Corp.	21,000	1,775,340
Nucor Corp.	152,005	7,189,837

		8,965,177

Multi-Utilities - 2.9%
Ameren Corp.	56,595	2,835,410
Black Hills Corp.	62,645	3,766,844
DTE Energy Co.	33,775	3,062,041
NorthWestern Corp. (A)	70,500	4,353,375
Public Service Enterprise Group, Inc.	59,665	2,812,608

		16,830,278

Oil, Gas & Consumable Fuels - 5.2%
Alon USA Energy, Inc. (A)	59,250	611,460
Callon Petroleum Co. (A) (B)	80,000	708,000
Devon Energy Corp., Class A	123,910	3,400,090
Energen Corp.	136,925	5,010,086
Gulfport Energy Corp. (B)	66,500	1,884,610
Hess Corp.	113,700	5,986,305
Newfield Exploration Co. (B)	152,370	5,066,303
REX American Resources Corp., Class A (A) (B)	28,000	1,553,160
Tesoro Corp.	39,825	3,425,348
Western Refining, Inc.	39,100	1,137,419
WPX Energy, Inc. (A) (B)	287,795	2,011,687

		30,794,468

Paper & Forest Products - 0.6%
Domtar Corp.	54,300	2,199,150
P.H. Glatfelter Co.	50,900	1,055,157

		3,254,307

Pharmaceuticals - 0.3%
Nektar Therapeutics (A) (B)	150,000	2,062,500

Professional Services - 0.5%
Heidrick & Struggles International, Inc.	37,000	876,900
On Assignment, Inc. (B)	49,500	1,827,540

		2,704,440

Real Estate Investment Trusts - 8.7%
Alexandria Real Estate Equities, Inc. (A)	100,430	9,128,083
Brandywine Realty Trust	176,500	2,476,295
Community Healthcare Trust, Inc.	67,000	1,238,830
DiamondRock Hospitality Co.	280,500	2,838,660
DuPont Fabros Technology, Inc.	88,455	3,585,081
EPR Properties	42,900	2,857,998
Liberty Property Trust, Series C	211,225	7,067,589

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
National Retail Properties, Inc.	54,500	$ 2,517,900
Physicians Realty Trust	150,500	2,796,290
Piedmont Office Realty Trust, Inc., Class A	54,475	1,106,387
SL Green Realty Corp. (A)	79,025	7,655,942
Summit Hotel Properties, Inc. (A)	268,000	3,207,960
Sunstone Hotel Investors, Inc.	320,762	4,490,668

		50,967,683

Real Estate Management & Development - 1.4%
CBRE Group, Inc., Class A (B)	278,955	8,039,483

Road & Rail - 0.6%
AMERCO (A)	9,700	3,465,907

Semiconductors & Semiconductor Equipment - 7.4%
Applied Materials, Inc., Class A	276,125	5,848,327
Brooks Automation, Inc., Class A (A)	176,000	1,830,400
Cohu, Inc.	91,000	1,081,080
Entegris, Inc. (B)	175,500	2,390,310
First Solar, Inc. (B)	42,755	2,927,435
GSI Technology, Inc. (B)	30,700	125,870
Integrated Device Technology, Inc. (B)	87,720	1,792,997
Lam Research Corp.	60,955	5,034,883
Mellanox Technologies, Ltd. (A) (B)	48,470	2,633,375
Microsemi Corp. (A) (B)	81,590	3,125,713
MKS Instruments, Inc.	36,000	1,355,400
Qorvo, Inc. (A) (B)	43,400	2,187,794
Sigma Designs, Inc. (B)	263,000	1,788,400
Silicon Motion Technology Corp., ADR (A)	68,600	2,662,366
Skyworks Solutions, Inc. (A)	52,220	4,067,938
Xcerra Corp. (B)	301,000	1,962,520
Xilinx, Inc.	58,940	2,795,524

		43,610,332

Software - 1.2%
Activision Blizzard, Inc.	55,165	1,866,784
Nuance Communications, Inc. (B)	188,990	3,532,223
TiVo, Inc. (B)	149,900	1,425,549

		6,824,556

Specialty Retail - 2.4%
Abercrombie & Fitch Co., Class A (A)	101,000	3,185,540
American Eagle Outfitters, Inc. (A)	359,650	5,995,365
Express, Inc. (B)	94,000	2,012,540
Foot Locker, Inc. (A)	27,100	1,747,950
Guess?, Inc. (A)	65,300	1,225,681

		14,167,076

Technology Hardware, Storage & Peripherals - 0.2%
Western Digital Corp. (A)	29,150	1,377,046

Textiles, Apparel & Luxury Goods - 1.5%
PVH Corp.	72,875	7,218,998
Steven Madden, Ltd., Class B (B)	43,000	1,592,720

		8,811,718

Thrifts & Mortgage Finance - 1.7%
Dime Community Bancshares, Inc.	106,000	1,867,720
Oritani Financial Corp.	49,000	831,530
Provident Financial Services, Inc. (A)	93,500	1,887,765
TrustCo Bank Corp. (A)	128,000	775,680
United Financial Bancorp, Inc.	173,681	2,186,644
Washington Federal, Inc.	120,000	2,718,000

		10,267,339

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 0.7%
AerCap Holdings NV (A) (B)	112,880	$ 4,375,229

Total Common Stocks (Cost $544,980,080)		575,412,871

MASTER LIMITED PARTNERSHIP - 0.6%
Capital Markets - 0.6%
Lazard, Ltd., Class A	97,860	3,796,968

Total Master Limited Partnership (Cost $4,674,251)		3,796,968

SECURITIES LENDING COLLATERAL - 16.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (C)	95,479,315	95,479,315

Total Securities Lending Collateral (Cost $95,479,315)		95,479,315

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.03% (C), dated 03/31/2016, to be repurchased at $8,331,499 on 04/01/2016. Collateralized by a U.S. Government Agency Obligation, 0.88%, due 03/19/2018, and with a value of $8,498,900.	$ 8,331,492	8,331,492

Total Repurchase Agreement (Cost $8,331,492)		8,331,492

Total Investments (Cost $653,465,138) (D)		683,020,646
Net Other Assets (Liabilities) - (16.3)%		(95,830,588)

Net Assets - 100.0%		$ 587,190,058

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2016 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$575,412,871	$—	$—	$575,412,871
Master Limited Partnership	3,796,968	—	—	3,796,968
Securities Lending Collateral	95,479,315	—	—	95,479,315
Repurchase Agreement	—	8,331,492	—	8,331,492

Total Investments	$674,689,154	$8,331,492	$—	$683,020,646

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $93,098,006. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at March 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $653,465,138. Aggregate gross unrealized appreciation and depreciation for all securities is $61,804,027 and $32,248,519, respectively. Net unrealized appreciation for tax purposes is $29,555,508.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2016 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense - 1.9%
Aerojet Rocketdyne Holdings, Inc. (A) (B)	62,300	$ 1,020,474
Esterline Technologies Corp. (A)	10,500	672,735
HEICO Corp., Class A	46,881	2,231,536
Hexcel Corp.	45,400	1,984,434
Teledyne Technologies, Inc. (A)	37,000	3,261,180

		9,170,359

Airlines - 0.6%
Allegiant Travel Co., Class A	7,900	1,406,674
Spirit Airlines, Inc. (A) (B)	32,000	1,535,360

		2,942,034

Auto Components - 0.6%
Gentherm, Inc. (A)	29,100	1,210,269
Tenneco, Inc. (A)	35,300	1,818,303

		3,028,572

Banks - 1.1%
Signature Bank (A)	21,700	2,953,804
SVB Financial Group (A)	19,500	1,989,975
Texas Capital Bancshares, Inc. (A)	12,600	483,588

		5,427,367

Beverages - 0.5%
Boston Beer Co., Inc., Class A (A) (B)	11,900	2,202,333

Biotechnology - 5.2%
ACADIA Pharmaceuticals, Inc. (A) (B)	45,800	1,280,568
Acceleron Pharma, Inc. (A) (B)	12,100	319,319
Acorda Therapeutics, Inc. (A) (B)	20,900	552,805
Agios Pharmaceuticals, Inc. (A) (B)	7,800	316,680
Alkermes PLC (A)	18,600	635,934
Alnylam Pharmaceuticals, Inc. (A) (B)	11,300	709,301
AMAG Pharmaceuticals, Inc. (A)	19,300	451,620
Anacor Pharmaceuticals, Inc. (A) (B)	16,200	865,890
BioMarin Pharmaceutical, Inc. (A)	9,200	758,816
Bluebird Bio, Inc. (A) (B)	12,000	510,000
Cepheid (A)	33,000	1,100,880
Clovis Oncology, Inc. (A) (B)	5,800	111,360
Dyax Corp., CVR (A) (C) (D)	64,300	71,373
Exelixis, Inc. (A) (B)	135,000	540,000
Incyte Corp. (A) (B)	23,600	1,710,292
Insmed, Inc. (A) (B)	65,500	829,885
Insys Therapeutics, Inc. (A) (B)	16,100	257,439
Ionis Pharmaceuticals, Inc. (A) (B)	22,000	891,000
Ligand Pharmaceuticals, Inc., Class B (A) (B)	19,700	2,109,673
Medivation, Inc. (A)	9,300	427,614
Neurocrine Biosciences, Inc. (A)	59,400	2,349,270
Novavax, Inc. (A) (B)	134,000	691,440
Ophthotech Corp. (A) (B)	10,700	452,289
OPKO Health, Inc. (A) (B)	105,800	1,099,262
Prothena Corp. PLC (A)	16,000	658,560
Puma Biotechnology, Inc. (A) (B)	7,300	214,401
Regulus Therapeutics, Inc. (A) (B)	9,500	65,835
Repligen Corp. (A) (B)	27,400	734,868
Seattle Genetics, Inc. (A) (B)	22,500	789,525
Spark Therapeutics, Inc. (A)	14,600	430,846
TESARO, Inc. (A) (B)	19,200	845,376

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Ultragenyx Pharmaceutical, Inc. (A) (B)	12,100	$ 766,051
United Therapeutics Corp. (A) (B)	12,000	1,337,160

		24,885,332

Building Products - 1.2%
AAON, Inc.	48,150	1,348,200
Lennox International, Inc. (B)	27,500	3,717,725
Patrick Industries, Inc. (A)	11,200	508,368

		5,574,293

Capital Markets - 1.0%
Affiliated Managers Group, Inc. (A)	4,200	682,080
E*TRADE Financial Corp. (A)	83,460	2,043,935
Financial Engines, Inc. (B)	27,000	848,610
Waddell & Reed Financial, Inc., Class A (B)	43,400	1,021,636

		4,596,261

Chemicals - 1.9%
GCP Applied Technologies, Inc. (A)	56,700	1,130,598
Minerals Technologies, Inc.	22,300	1,267,755
NewMarket Corp. (B)	6,700	2,654,942
PolyOne Corp.	73,500	2,223,375
Stepan Co.	14,300	790,647
WR Grace & Co. (A)	13,700	975,166

		9,042,483

Commercial Services & Supplies - 2.2%
Clean Harbors, Inc. (A) (B)	22,500	1,110,150
Healthcare Services Group, Inc. (B)	52,000	1,914,120
Rollins, Inc.	107,225	2,907,942
Team, Inc. (A)	16,300	495,194
US Ecology, Inc.	35,700	1,576,512
Waste Connections, Inc.	27,587	1,781,844
West Corp.	24,600	561,372

		10,347,134

Communications Equipment - 1.1%
ARRIS International PLC (A) (B)	83,600	1,916,112
EchoStar Corp., Class A (A)	20,400	903,516
NetScout Systems, Inc. (A)	32,800	753,416
Plantronics, Inc.	33,400	1,308,946
Polycom, Inc. (A)	50,524	563,343

		5,445,333

Construction & Engineering - 0.2%
Valmont Industries, Inc.	8,200	1,015,488

Consumer Finance - 0.2%
PRA Group, Inc. (A) (B)	33,200	975,748

Containers & Packaging - 1.2%
Berry Plastics Group, Inc. (A)	92,300	3,336,645
Graphic Packaging Holding Co.	197,000	2,531,450

		5,868,095

Distributors - 0.8%
Pool Corp.	41,800	3,667,532

Diversified Consumer Services - 1.7%
Capella Education Co.	18,300	963,312
Service Corp., International	111,500	2,751,820
ServiceMaster Global Holdings, Inc. (A)	93,600	3,526,848
Sotheby’s, Class A (B)	23,600	630,828

		7,872,808

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services - 2.8%
CBOE Holdings, Inc.	57,400	$ 3,749,942
FactSet Research Systems, Inc. (B)	14,550	2,204,762
MarketAxess Holdings, Inc.	32,900	4,106,907
MSCI, Inc., Class A	38,988	2,888,231
NewStar Financial, Inc. (A) (B)	16,200	141,750

		13,091,592

Electrical Equipment - 1.1%
Acuity Brands, Inc. (B)	13,700	2,988,518
AZZ, Inc.	26,300	1,488,580
Generac Holdings, Inc. (A) (B)	19,400	722,456

		5,199,554

Electronic Equipment, Instruments & Components - 2.1%
Anixter International, Inc. (A)	20,400	1,063,044
Cognex Corp. (B)	52,100	2,029,295
Coherent, Inc. (A)	26,200	2,407,780
FEI Co. (B)	28,200	2,510,082
OSI Systems, Inc. (A)	21,900	1,434,231
VeriFone Systems, Inc. (A) (B)	26,000	734,240

		10,178,672

Energy Equipment & Services - 0.7%
Atwood Oceanics, Inc. (B)	7,600	69,692
Core Laboratories NV (B)	4,800	539,568
Dril-Quip, Inc., Class A (A)	19,500	1,180,920
Oceaneering International, Inc.	25,400	844,296
Oil States International, Inc. (A)	18,400	579,968
Tesco Corp., Class B	22,300	192,003

		3,406,447

Food & Staples Retailing - 1.3%
Casey’s General Stores, Inc.	41,400	4,691,448
Rite Aid Corp. (A)	182,900	1,490,635

		6,182,083

Food Products - 2.1%
Cal-Maine Foods, Inc. (B)	38,100	1,977,771
J&J Snack Foods Corp.	37,000	4,006,360
Post Holdings, Inc. (A)	25,400	1,746,758
TreeHouse Foods, Inc. (A)	25,800	2,238,150

		9,969,039

Health Care Equipment & Supplies - 5.0%
Abaxis, Inc. (B)	19,100	866,949
Align Technology, Inc. (A) (B)	49,700	3,612,693
Cantel Medical Corp.	29,900	2,133,664
Cooper Cos., Inc.	9,900	1,524,303
DENTSPLY SIRONA, Inc.	10,323	636,206
DexCom, Inc. (A)	37,000	2,512,670
Halyard Health, Inc. (A)	30,600	879,138
HeartWare International, Inc. (A) (B)	1,300	40,846
ICU Medical, Inc., Class B (A)	20,000	2,082,000
IDEXX Laboratories, Inc. (A) (B)	20,900	1,636,888
Inogen, Inc. (A)	26,300	1,182,974
Masimo Corp. (A) (B)	42,600	1,782,384
Natus Medical, Inc. (A)	45,700	1,756,251
West Pharmaceutical Services, Inc.	46,900	3,251,108

		23,898,074

Health Care Providers & Services - 3.7%
Air Methods Corp. (A) (B)	16,800	608,496
Centene Corp. (A) (B)	58,267	3,587,511
Chemed Corp. (B)	15,800	2,140,110

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Corvel Corp. (A)	26,000	$ 1,024,920
HealthSouth Corp.	39,100	1,471,333
MEDNAX, Inc. (A)	22,900	1,479,798
Surgical Care Affiliates, Inc. (A)	32,900	1,522,612
Team Health Holdings, Inc. (A) (B)	46,800	1,956,708
US Physical Therapy, Inc.	30,900	1,536,657
WellCare Health Plans, Inc. (A)	22,000	2,040,500

		17,368,645

Health Care Technology - 0.4%
athenahealth, Inc. (A) (B)	3,700	513,486
Omnicell, Inc. (A)	46,100	1,284,807

		1,798,293

Hotels, Restaurants & Leisure - 6.7%
Brinker International, Inc. (B)	53,700	2,467,515
Buffalo Wild Wings, Inc. (A) (B)	9,900	1,466,388
Cheesecake Factory, Inc.	20,300	1,077,727
Choice Hotels International, Inc. (B)	35,300	1,907,965
Churchill Downs, Inc.	15,300	2,262,564
Denny’s Corp. (A)	212,400	2,200,464
Diamond Resorts International, Inc. (A) (B)	82,200	1,997,460
Domino’s Pizza, Inc.	41,500	5,472,190
Jack in the Box, Inc. (B)	30,000	1,916,100
Marriott Vacations Worldwide Corp.	39,600	2,673,000
Red Robin Gourmet Burgers, Inc. (A) (B)	12,500	805,875
Six Flags Entertainment Corp. (B)	42,100	2,336,129
Vail Resorts, Inc.	39,800	5,321,260

		31,904,637

Household Durables - 0.8%
Helen of Troy, Ltd. (A) (B)	38,000	3,940,220

Household Products - 0.4%
Spectrum Brands Holdings, Inc., Class A (B)	18,200	1,988,896

Insurance - 0.4%
AmTrust Financial Services, Inc. (B)	80,466	2,082,460

Internet & Catalog Retail - 1.7%
HSN, Inc.	54,800	2,866,588
Liberty TripAdvisor Holdings, Inc., Class A (A)	64,900	1,438,184
Liberty Ventures, Series A (A)	76,700	3,000,504
Shutterfly, Inc. (A) (B)	21,700	1,006,229

		8,311,505

Internet Software & Services - 2.5%
comScore, Inc. (A) (B)	34,900	1,048,396
CoStar Group, Inc. (A)	10,000	1,881,700
Envestnet, Inc. (A) (B)	31,800	864,960
j2 Global, Inc. (B)	23,500	1,447,130
LogMeIn, Inc. (A) (B)	22,000	1,110,120
MercadoLibre, Inc.	7,400	872,090
Stamps.com, Inc. (A)	18,300	1,944,924
WebMD Health Corp., Class A (A) (B)	44,200	2,768,246

		11,937,566

IT Services - 7.1%
Blackhawk Network Holdings, Inc. (A)	36,500	1,251,950
Booz Allen Hamilton Holding Corp., Class A	67,300	2,037,844
Broadridge Financial Solutions, Inc.	55,300	3,279,843
Cardtronics, Inc. (A) (B)	49,200	1,770,708
CoreLogic, Inc. (A)	67,200	2,331,840
DST Systems, Inc.	25,300	2,853,081
EPAM Systems, Inc. (A) (B)	6,400	477,888

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Euronet Worldwide, Inc. (A)	38,200	$ 2,831,002
Gartner, Inc. (A)	30,300	2,707,305
Heartland Payment Systems, Inc.	34,620	3,343,253
Jack Henry & Associates, Inc.	21,500	1,818,255
MAXIMUS, Inc., Class A	82,000	4,316,480
Perficient, Inc. (A)	17,400	377,928
Travelport Worldwide, Ltd.	67,400	920,684
WEX, Inc. (A)	38,500	3,209,360

		33,527,421

Leisure Products - 0.6%
Brunswick Corp., Class B	48,600	2,331,828
Polaris Industries, Inc. (B)	7,200	709,056

		3,040,884

Life Sciences Tools & Services - 3.2%
Affymetrix, Inc. (A) (B)	90,000	1,260,900
Bio-Rad Laboratories, Inc., Class A (A)	12,800	1,750,016
Bruker Corp.	62,900	1,761,200
Cambrex Corp. (A)	46,900	2,063,600
Charles River Laboratories International, Inc. (A)	20,600	1,564,364
INC Research Holdings, Inc., Class A (A)	44,100	1,817,361
Mettler-Toledo International, Inc. (A)	1,600	551,616
PAREXEL International Corp. (A)	34,900	2,189,277
VWR Corp. (A)	75,100	2,032,206

		14,990,540

Machinery - 5.0%
Actuant Corp., Class A (B)	15,000	370,650
Chart Industries, Inc. (A)	8,100	175,932
Graco, Inc., Class A (B)	33,600	2,821,056
Hyster-Yale Materials Handling, Inc.	7,300	486,180
IDEX Corp.	15,300	1,268,064
John Bean Technologies Corp.	53,500	3,017,935
Lincoln Electric Holdings, Inc.	16,100	942,977
Middleby Corp. (A) (B)	33,600	3,587,472
Nordson Corp. (B)	23,200	1,764,128
Standex International Corp.	12,100	941,501
Sun Hydraulics Corp.	17,400	577,506
Toro Co.	51,000	4,392,120
Wabtec Corp. (B)	24,500	1,942,605
Woodward, Inc.	25,000	1,300,500

		23,588,626

Marine - 0.3%
Kirby Corp. (A)	19,600	1,181,684

Media - 1.7%
Cable One, Inc. (B)	4,600	2,010,798
Eros International PLC (A) (B)	22,100	254,371
Gray Television, Inc. (A)	86,400	1,012,608
John Wiley & Sons, Inc., Class A	3,100	151,559
Live Nation Entertainment, Inc. (A) (B)	117,000	2,610,270
Starz, Class A (A)	75,500	1,987,915

		8,027,521

Metals & Mining - 0.2%
Compass Minerals International, Inc. (B)	10,300	729,858
Worthington Industries, Inc.	8,600	306,504

		1,036,362

Multiline Retail - 0.4%
Big Lots, Inc. (B)	44,900	2,033,521

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 2.3%
Carrizo Oil & Gas, Inc. (A)	41,900	$ 1,295,548
Diamondback Energy, Inc. (A) (B)	36,000	2,778,480
Gran Tierra Energy, Inc. (A)	84,960	209,851
Matador Resources Co. (A) (B)	83,500	1,583,160
PDC Energy, Inc. (A) (B)	35,900	2,134,255
SemGroup Corp., Class A (B)	19,300	432,320
World Fuel Services Corp.	55,900	2,715,622

		11,149,236

Paper & Forest Products - 0.2%
Clearwater Paper Corp. (A)	7,800	378,378
KapStone Paper and Packaging Corp.	46,200	639,870

		1,018,248

Personal Products - 0.1%
Nu Skin Enterprises, Inc., Class A (B)	12,200	466,650

Pharmaceuticals - 2.1%
Akorn, Inc., Class A (A) (B)	42,600	1,002,378
Innoviva, Inc. (B)	19,000	239,210
Jazz Pharmaceuticals PLC (A)	3,000	391,650
Mallinckrodt PLC (A)	4,095	250,942
Medicines Co. (A) (B)	26,500	841,905
Nektar Therapeutics (A) (B)	52,600	723,250
Pacira Pharmaceuticals, Inc. (A) (B)	17,200	911,256
Phibro Animal Health Corp., Class A (B)	51,700	1,397,968
Prestige Brands Holdings, Inc. (A)	66,900	3,571,791
TherapeuticsMD, Inc. (A) (B)	110,400	706,560
Theravance Biopharma, Inc. (A) (B)	4,884	91,819

		10,128,729

Professional Services - 1.2%
Dun & Bradstreet Corp.	16,600	1,711,128
Exponent, Inc.	43,200	2,203,632
Huron Consulting Group, Inc. (A)	28,067	1,633,219
TriNet Group, Inc. (A)	6,800	97,580

		5,645,559

Real Estate Investment Trusts - 3.1%
CoreSite Realty Corp.	36,800	2,576,368
CubeSmart, Class A	40,400	1,345,320
CyrusOne, Inc.	58,300	2,661,395
Equity Lifestyle Properties, Inc.	51,400	3,738,322
FelCor Lodging Trust, Inc. (B)	226,500	1,839,180
Forest City Realty Trust, Inc., Class A (B)	82,500	1,739,925
Pebblebrook Hotel Trust (B)	27,400	796,518

		14,697,028

Real Estate Management & Development - 0.6%
Jones Lang LaSalle, Inc.	11,700	1,372,644
Kennedy-Wilson Holdings, Inc. (B)	63,000	1,379,700

		2,752,344

Road & Rail - 1.4%
AMERCO	6,000	2,143,860
Avis Budget Group, Inc. (A)	23,900	653,904
Landstar System, Inc. (B)	17,500	1,130,675
Old Dominion Freight Line, Inc. (A) (B)	37,698	2,624,535

		6,552,974

Semiconductors & Semiconductor Equipment - 2.7%
Cabot Microelectronics Corp., Class A	15,800	646,378
Cavium, Inc. (A) (B)	28,100	1,718,596
Cirrus Logic, Inc. (A)	35,400	1,288,914

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2016 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Diodes, Inc. (A)	22,000	$ 442,200
Integrated Device Technology, Inc. (A)	86,600	1,770,104
Microsemi Corp. (A)	81,100	3,106,941
Synaptics, Inc. (A) (B)	36,900	2,942,406
Teradyne, Inc.	50,700	1,094,613

		13,010,152

Software - 7.7%
ACI Worldwide, Inc. (A)	80,000	1,663,200
Aspen Technology, Inc. (A) (B)	53,700	1,940,181
Blackbaud, Inc.	47,900	3,012,431
CommVault Systems, Inc. (A)	6,300	271,971
Computer Modelling Group, Ltd.	106,400	830,719
Descartes Systems Group, Inc. (A)	80,300	1,566,653
Fair Isaac Corp.	30,600	3,246,354
Fortinet, Inc. (A)	73,500	2,251,305
Manhattan Associates, Inc. (A)	66,900	3,804,603
Monotype Imaging Holdings, Inc.	27,400	655,408
Pegasystems, Inc.	59,100	1,499,958
Proofpoint, Inc. (A) (B)	31,300	1,683,314
PTC, Inc. (A)	65,500	2,171,980
SS&C Technologies Holdings, Inc. (B)	56,700	3,595,914
Take-Two Interactive Software, Inc. (A)	24,400	919,148
Tyler Technologies, Inc. (A) (B)	32,500	4,179,825
Ultimate Software Group, Inc. (A) (B)	18,000	3,483,000

		36,775,964

Specialty Retail - 3.2%
Aaron’s, Inc.	8,150	204,565
Ascena Retail Group, Inc., Class B (A)	14,200	157,052
Buckle, Inc. (B)	10,300	348,861
Burlington Stores, Inc. (A) (B)	78,500	4,414,840
Chico’s FAS, Inc.	30,200	400,754
Children’s Place, Inc.	9,700	809,659
DSW, Inc., Class A (B)	13,900	384,196
Monro Muffler Brake, Inc. (B)	48,450	3,462,722
Murphy USA, Inc. (A)	52,600	3,232,270
Sally Beauty Holdings, Inc. (A) (B)	57,700	1,868,326

		15,283,245

Textiles, Apparel & Luxury Goods - 2.0%
Carter’s, Inc.	39,000	4,109,820
Deckers Outdoor Corp. (A) (B)	7,500	449,325
G-III Apparel Group, Ltd. (A)	44,600	2,180,494
Steven Madden, Ltd., Class B (A)	72,500	2,685,400

		9,425,039

Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp. (A)	177,200	1,359,124
Radian Group, Inc.	108,100	1,340,440

		2,699,564

Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (A)	22,900	939,129

Total Common Stocks (Cost $404,755,138)		471,289,275

SECURITIES LENDING COLLATERAL - 27.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (E)	130,757,294	130,757,294

Total Securities Lending Collateral (Cost $130,757,294)		130,757,294

Principal	Value
REPURCHASE AGREEMENT - 11.0%

State Street Bank & Trust Co. 0.03% (E), dated 03/31/2016, to be repurchased at $52,165,371 on 04/01/2016. Collateralized by a U.S. Government Agency Obligation, 0.88%, due 02/22/2017, and with a value of $53,212,700.

$ 52,165,327	$ 52,165,327

Total Repurchase Agreement (Cost $52,165,327)	52,165,327

Total Investments (Cost $587,677,759) (F)	654,211,896
Net Other Assets (Liabilities) - (37.5)%	(178,522,091)

Net Assets - 100.0%	$ 475,689,805

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2016 Form N-Q

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stocks	$471,217,902	$—	$71,373	$471,289,275
Securities Lending Collateral	130,757,294	—	—	130,757,294
Repurchase Agreement	—	52,165,327	—	52,165,327

Total Investments	$601,975,196	$52,165,327	$71,373	$654,211,896

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $127,679,089. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Security is Level 3 of the fair value hierarchy.
(D)

Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2016, total aggregate fair value of securities is $71,373, representing less than 0.1% of the Portfolio’s net assets.

(E)	Rate disclosed reflects the yield at March 31, 2016.
(F)

Aggregate cost for federal income tax purposes is $587,677,759. Aggregate gross unrealized appreciation and depreciation for all securities is $96,137,130 and $29,602,993, respectively. Net unrealized appreciation for tax purposes is $66,534,137.

(G)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(H)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATION:

CVR	Contingent Value Right

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2016 Form N-Q

Transamerica Torray Concentrated Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 3.0%
United Technologies Corp.	64,380	$ 6,444,438

Biotechnology - 9.4%
BioMarin Pharmaceutical, Inc. (A)	57,720	4,760,746
Gilead Sciences, Inc.	58,765	5,398,153
Incyte Corp. (A)	59,690	4,325,734
Medivation, Inc. (A)	127,605	5,867,278

		20,351,911

Capital Markets - 5.6%
BlackRock, Inc., Class A	22,890	7,795,647
Charles Schwab Corp.	154,020	4,315,641

		12,111,288

Chemicals - 2.5%
Praxair, Inc.	47,370	5,421,497

Commercial Services & Supplies - 3.1%
Stericycle, Inc. (A) (B)	54,025	6,817,415

Distributors - 3.7%
LKQ Corp. (A)	249,050	7,952,166

Electronic Equipment, Instruments & Components - 3.0%
Amphenol Corp., Class A	111,350	6,438,257

Health Care Equipment & Supplies - 3.2%
Cooper Cos., Inc. (B)	44,390	6,834,728

Health Care Providers & Services - 3.6%
Express Scripts Holding Co. (A) (B)	113,085	7,767,809

Household Products - 3.6%
Colgate-Palmolive Co.	110,095	7,778,212

Industrial Conglomerates - 4.5%
Danaher Corp.	103,520	9,819,907

Internet Software & Services - 10.7%
Akamai Technologies, Inc. (A)	93,535	5,197,740
Alphabet, Inc., Class A (A)	14,032	10,705,013
Facebook, Inc., Class A (A)	64,575	7,368,007

		23,270,760

IT Services - 12.1%
Accenture PLC, Class A	74,441	8,590,491
Fiserv, Inc. (A)	94,790	9,723,558
Visa, Inc., Class A (B)	104,641	8,002,944

		26,316,993

Oil, Gas & Consumable Fuels - 5.0%
Enbridge, Inc.	152,555	5,935,915
EOG Resources, Inc.	68,825	4,995,319

		10,931,234

Pharmaceuticals - 3.8%
Roche Holding AG, ADR	266,450	8,160,031

Professional Services - 3.1%
Verisk Analytics, Inc., Class A (A)	84,105	6,721,672

Real Estate Investment Trusts - 3.6%
American Tower Corp., Class A	76,460	7,827,210

	Shares	Value
COMMON STOCKS (continued)
Software - 3.0%
Adobe Systems, Inc. (A)	68,433	$ 6,419,015

Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	101,960	11,112,620

Textiles, Apparel & Luxury Goods - 5.9%
NIKE, Inc., Class B	104,820	6,443,285
VF Corp.	96,805	6,269,092

		12,712,377

Total Common Stocks (Cost $186,076,311)		211,209,540

SECURITIES LENDING COLLATERAL - 6.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (C)	14,491,629	14,491,629

Total Securities Lending Collateral (Cost $14,491,629)		14,491,629

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
State Street Bank & Trust Co. 0.03% (C), dated 03/31/2016, to be repurchased at $4,019,995 on 04/01/2016. Collateralized by U.S. Government Obligations, 0.60% (C) - 1.63%, due 02/02/2017 - 06/30/2019, and with a total value of $4,104,527.	$ 4,019,992	4,019,992

Total Repurchase Agreement (Cost $4,019,992)		4,019,992

Total Investments (Cost $204,587,932) (D)		229,721,161
Net Other Assets (Liabilities) - (6.1)%		(13,158,124)

Net Assets - 100.0%		$ 216,563,037

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica Torray Concentrated Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$211,209,540	$—	$—	$211,209,540
Securities Lending Collateral	14,491,629	—	—	14,491,629
Repurchase Agreement	—	4,019,992	—	4,019,992

Total Investments	$225,701,169	$4,019,992	$—	$229,721,161

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $14,168,656. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at March 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $204,587,932. Aggregate gross unrealized appreciation and depreciation for all securities is $32,914,995 and $7,781,766, respectively. Net unrealized appreciation for tax purposes is $25,133,229.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Australia - 4.4%
Asciano, Ltd. (A)	163,863	$ 1,125,459
BHP Billiton PLC, ADR	25,100	570,523
Challenger, Ltd.	293,377	1,886,812
Sonic Healthcare, Ltd.	74,900	1,078,246
South32, Ltd. (A) (B)	763,500	857,407

		5,518,447

Belgium - 1.0%
Groupe Bruxelles Lambert SA	15,600	1,287,142

Denmark - 0.7%
Carlsberg A/S, Class B (A)	9,016	859,126

France - 9.7%
Arkema SA	17,293	1,298,335
Bollore SA	210,000	815,806
Engie SA	128,100	1,988,234
Rexel SA	102,400	1,462,921
Sanofi	26,268	2,118,030
TOTAL SA	25,100	1,144,165
Veolia Environnement SA	81,300	1,958,463
Vivendi SA	57,600	1,211,235

		11,997,189

Germany - 8.6%
Allianz SE, Class A	5,841	950,113
Bayer AG	14,282	1,678,778
Merck KGaA	10,300	859,220
METRO AG (A)	46,800	1,450,099
SAP SE	20,200	1,634,275
Siemens AG, Class A	17,607	1,866,260
Talanx AG	30,900	1,055,185
TUI AG	74,400	1,161,108

		10,655,038

Hong Kong - 4.8%
Cheung Kong Property Holdings, Ltd.	186,400	1,199,038
CK Hutchison Holdings, Ltd.	107,700	1,395,303
CLP Holdings, Ltd.	48,000	434,685
First Pacific Co., Ltd.	1,407,250	1,052,170
Guangdong Investment, Ltd.	950,500	1,203,234
Noble Group, Ltd. (A) (B)	1,959,400	639,638

		5,924,068

Ireland - 2.2%
DCC PLC	8,800	777,298
Ryanair Holdings PLC, ADR	7,185	616,617
Smurfit Kappa Group PLC, Class B	50,821	1,309,831

		2,703,746

Israel - 1.6%
Teva Pharmaceutical Industries, Ltd., ADR (A)	36,900	1,974,519

Italy - 4.6%
Azimut Holding SpA	47,300	1,089,909
Davide Campari (C)	90,400	903,679
Eni SpA, Class B	82,496	1,248,500

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Mediobanca SpA	172,700	$ 1,243,942
Prysmian SpA	56,385	1,277,435

		5,763,465

Japan - 23.8%
Aisin Seiki Co., Ltd. (A)	24,200	911,706
Astellas Pharma, Inc.	72,500	964,026
Bridgestone Corp.	16,500	616,487
Coca-Cola East Japan Co., Ltd.	54,100	897,941
Daiwa Securities Group, Inc. (A)	276,200	1,698,994
Denka Co., Ltd.	275,000	1,131,325
Electric Power Development Co., Ltd.	23,100	721,458
FamilyMart Co., Ltd.	18,000	935,626
FANUC Corp.	8,300	1,289,489
FUJIFILM Holdings Corp. (A)	28,200	1,115,271
Hitachi, Ltd.	301,300	1,409,788
Japan Airlines Co., Ltd.	34,800	1,274,562
Komatsu, Ltd.	47,000	800,142
Kuraray Co., Ltd.	125,100	1,529,500
Mitsubishi Corp. (A)	61,000	1,033,062
Mitsubishi Heavy Industries, Ltd.	212,100	787,943
MS&AD Insurance Group Holdings, Inc.	63,600	1,772,177
NEC Corp. (A)	548,800	1,379,985
Nippon Telegraph & Telephone Corp.	21,600	930,444
ORIX Corp.	139,900	1,995,730
Resona Holdings, Inc.	295,300	1,053,734
SoftBank Group Corp.	36,100	1,721,201
Sony Corp.	72,600	1,866,203
Sumitomo Mitsui Financial Group, Inc. (A)	56,800	1,721,992

		29,558,786

Korea, Republic of - 2.0%
Samsung Electronics Co., Ltd.	1,130	1,296,398
SK Telecom Co., Ltd.	6,327	1,153,532

		2,449,930

Macau - 0.6%
MGM China Holdings, Ltd. (A)	470,259	716,541

Mexico - 0.9%
Grupo Televisa SAB, ADR	40,200	1,103,892

Netherlands - 5.6%
Akzo Nobel NV	17,900	1,220,067
Boskalis Westminster	22,524	885,390
Delta Lloyd NV (A)	93,517	434,591
Heineken Holding NV, Class A	21,143	1,649,940
Koninklijke Philips NV	78,665	2,240,955
Steinhoff International Holdings NV	74,900	491,343

		6,922,286

Singapore - 1.2%
DBS Group Holdings, Ltd.	132,000	1,506,221

Spain - 1.3%
Aena SA (B) (D)	12,900	1,665,322

Sweden - 3.8%
Investor AB, Class B	50,978	1,804,709
Svenska Cellulosa AB SCA, Class B	26,930	841,578
Telefonaktiebolaget LM Ericsson, Class B	207,512	2,078,123

		4,724,410

Switzerland - 4.7%
GAM Holding AG (B)	68,045	983,647
Nestle SA	20,779	1,552,671

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Novartis AG	23,580	$ 1,709,247
UBS Group AG	95,700	1,541,670

		5,787,235

United Kingdom - 15.0%
Aviva PLC	216,760	1,419,937
Barclays PLC	361,300	778,375
GKN PLC	402,500	1,669,525
HSBC Holdings PLC (A)	206,500	1,288,404
IG Group Holdings PLC	84,993	976,569
Imperial Brands PLC	24,999	1,387,002
Inchcape PLC	105,287	1,094,065
Johnson Matthey PLC	25,323	997,997
Kingfisher PLC	278,714	1,507,940
National Grid PLC, Class B	120,518	1,708,783
Savills PLC	23,000	251,056
Sky PLC	89,058	1,309,793
UBM PLC	118,260	1,020,804
Unilever PLC	38,293	1,733,821
Vodafone Group PLC	453,844	1,441,855

		18,585,926

United States - 1.3%
Flextronics International, Ltd. (B)	133,200	1,606,392

Total Common Stocks (Cost $128,415,255)		121,309,681

PREFERRED STOCKS - 1.3%
Germany - 0.4%
Porsche Automobil Holding SE
4.80% (E)	10,900	561,737

Korea, Republic of - 0.9%
Hyundai Motor Co.
6.17% (E)	12,200	1,109,479

Total Preferred Stocks (Cost $2,205,220)		1,671,216

RIGHT - 0.1%
Netherlands - 0.1%
Delta Lloyd NV (A) (B)
Exercise Price EUR 2.85
Expiration Date 04/07/2016	93,517	129,930

Total Right (Cost $324,905)		129,930

SECURITIES LENDING COLLATERAL - 12.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (E)	15,746,883	15,746,883

Total Securities Lending Collateral (Cost $15,746,883)		15,746,883

	Principal	Value
REPURCHASE AGREEMENT - 0.8%

State Street Bank & Trust Co. 0.03% (E), dated 03/31/2016, to be repurchased at $966,210 on 04/01/2016. Collateralized by a U.S. Government Agency Obligation, 0.88%, due 03/19/2018, and with a value of $986,614.

	$ 966,209	$ 966,209

Total Repurchase Agreement (Cost $966,209)		966,209

Total Investments (Cost $147,658,472) (F)		139,823,919
Net Other Assets (Liabilities) - (12.7)%		(15,735,750)

Net Assets - 100.0%		$ 124,088,169

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	6.7%	$ 9,303,820
Diversified Financial Services	6.5	9,133,062
Capital Markets	4.7	6,558,162
Banks	4.5	6,348,726
Industrial Conglomerates	4.5	6,279,816
Chemicals	4.4	6,177,224
Multi-Utilities	4.0	5,655,480
Insurance	4.0	5,632,003
Media	3.3	4,645,724
Wireless Telecommunication Services	3.1	4,316,588
Beverages	3.1	4,310,686
Technology Hardware, Storage & Peripherals	2.7	3,791,654
Auto Components	2.3	3,197,718
Trading Companies & Distributors	2.2	3,135,621
Electronic Equipment, Instruments & Components	2.2	3,016,180
Machinery	2.1	2,877,574
Oil, Gas & Consumable Fuels	1.7	2,392,665
Food & Staples Retailing	1.7	2,385,725
Household Durables	1.7	2,357,546
Communications Equipment	1.5	2,078,123
Airlines	1.4	1,891,179
Hotels, Restaurants & Leisure	1.3	1,877,649
Personal Products	1.2	1,733,821
Automobiles	1.2	1,671,216
Transportation Infrastructure	1.2	1,665,322
Software	1.2	1,634,275
Food Products	1.1	1,552,671
Specialty Retail	1.1	1,507,940
Real Estate Management & Development	1.0	1,450,094
Metals & Mining	1.0	1,427,930
Tobacco	1.0	1,387,002
Containers & Packaging	0.9	1,309,831
Electrical Equipment	0.9	1,277,435
Water Utilities	0.9	1,203,234
Road & Rail	0.8	1,125,459
Distributors	0.8	1,094,065
Health Care Providers & Services	0.8	1,078,246
Diversified Telecommunication Services	0.7	930,444
Construction & Engineering	0.6	885,390
Household Products	0.6	841,578
Air Freight & Logistics	0.6	815,806
Independent Power and Renewable Electricity Producers	0.5	721,458
Electric Utilities	0.3	434,685

Investments, at Value	88.0	123,110,827
Short-Term Investments	12.0	16,713,092

Total Investments	100.0%	$ 139,823,919

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2016 Form N-Q

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$5,871,943	$115,437,738	$—	$121,309,681
Preferred Stocks	—	1,671,216	—	1,671,216
Right	—	129,930	—	129,930
Securities Lending Collateral	15,746,883	—	—	15,746,883
Repurchase Agreement	—	966,209	—	966,209

Total Investments	$21,618,826	$118,205,093	$—	$139,823,919

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $14,993,089. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)

Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2016, total aggregate fair value of securities is $903,679, representing 0.7% of the Portfolio’s net assets.

(D)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of  compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At March 31, 2016, the total aggregate value of 144A securities is $1,665,322, representing 1.3% of the Portfolio’s net assets.

(E)	Rate disclosed reflects the yield at March 31, 2016.
(F)

Aggregate cost for federal income tax purposes is $147,658,472. Aggregate gross unrealized appreciation and depreciation for all securities is $9,789,384 and  $17,623,937, respectively. Net unrealized depreciation for tax purposes is $7,834,553.

(G)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended  March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2016 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 14.3%
Cayman Islands - 4.5%
ARES XI CLO, Ltd.
Series 2007-11A, Class C,
1.87% (A), 10/11/2021 (B)	$ 250,000	$ 236,240
Callidus Debt Partners CLO Fund VI, Ltd.
Series 6A, Class A1T,
0.88% (A), 10/23/2021 (B)	316,319	310,316
CIFC Funding, Ltd.
Series 2006-2A, Class B1L,
2.24% (A), 03/01/2021 (B)	250,000	245,515
ColumbusNova CLO IV, Ltd.
Series 2007-2A, Class C,
2.87% (A), 10/15/2021 (B)	300,000	293,842
Gulf Stream - Compass CLO, Ltd.
Series 2007-1A, Class B,
1.52% (A), 10/28/2019 (B)	250,000	246,714
Series 2007-1A, Class C,
2.62% (A), 10/28/2019 (B)	250,000	247,642
Series 2007-1A, Class D,
4.07% (A), 10/28/2019 (B)	250,000	249,997
Kingsland III, Ltd.
Series 2006-3A, Class B,
1.27% (A), 08/24/2021 (B)	420,000	396,264
KKR Financial CLO, Ltd.
Series 2007-1A, Class D,
2.87% (A), 05/15/2021 (B)	500,000	488,616
Series 2007-1A, Class E,
5.62% (A), 05/15/2021 (B)	500,000	499,975
Muir Grove CLO, Ltd.
Series 2007-1A, Class B,
2.62% (A), 03/25/2020 (B)	600,000	579,991
Oak Hill Credit Partners V, Ltd.
Series 2007-5A, Class C,
5.62% (A), 04/16/2021 (B)	100,000	100,074

		3,895,186

United States - 9.8%
Ally Auto Receivables Trust
Series 2016-2, Class A4,
1.60%, 01/15/2021	250,000	249,478
American Residential Properties Trust
Series 2014-SFR1, Class C,
2.79% (A), 09/17/2031 (B)	250,000	241,012
BA Credit Card Trust
Series 2014-A2, Class A,
0.71% (A), 09/16/2019	100,000	100,000
Bank of The West Auto Trust
Series 2014-1, Class A4,
1.65%, 03/16/2020 (B)	400,000	401,367
Series 2015-1, Class A4,
1.66%, 09/15/2020 (B)	100,000	99,704
BMW Vehicle Lease Trust
Series 2015-2, Class A4,
1.55%, 02/20/2019	60,000	60,124
Cabela’s Credit Card Master Note Trust
Series 2015-1A, Class A1,
2.26%, 03/15/2023	600,000	606,536
Capital Auto Receivables Asset Trust
Series 2015-1, Class A3,
1.61%, 06/20/2019	230,000	230,316
Capital One Multi-Asset Execution Trust
Series 2014-A3, Class A3,
0.82% (A), 01/18/2022	500,000	499,237

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Capital One Multi-Asset Execution Trust (continued)
Series 2015-A7, Class A7,
1.45%, 08/16/2021	$ 180,000	$ 180,443
CarMax Auto Owner Trust
Series 2014-4, Class A4,
1.81%, 07/15/2020	260,000	261,883
Series 2015-1, Class A4,
1.83%, 07/15/2020	180,000	182,055
Series 2015-3, Class A3,
1.63%, 05/15/2020	350,000	352,219
Chase Funding Loan Acquisition Trust
Series 2003-C2, Class 1A,
4.75%, 12/25/2019	72,443	73,129
Chase Issuance Trust
Series 2015-A7, Class A7,
1.62%, 07/15/2020	300,000	302,453
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A4,
1.76%, 12/16/2019 (B)	200,000	200,760
Citibank Credit Card Issuance Trust
Series 2013-A2, Class A2,
0.71% (A), 05/26/2020	261,000	260,662
Series 2014-A6, Class A6,
2.15%, 07/15/2021	130,000	132,819
CNH Equipment Trust
Series 2015-B, Class A4,
1.89%, 04/15/2022	190,000	191,210
Discover Card Execution Note Trust
Series 2012-A6, Class A6,
1.67%, 01/18/2022	220,000	221,173
Series 2014-A1, Class A1,
0.87% (A), 07/15/2021	510,000	510,408
Series 2014-A4, Class A4,
2.12%, 12/15/2021	200,000	204,197
Series 2015-A3, Class A,
1.45%, 03/15/2021	140,000	140,330
Fifth Third Auto Trust
Series 2014-2, Class A4,
1.38%, 12/15/2020	180,000	180,520
GM Financial Automobile Leasing Trust
Series 2015-3, Class A4,
1.81%, 11/20/2019	130,000	130,088
GSAMP Trust
Series 2005-SEA2, Class A1,
0.78% (A), 01/25/2045 (B)	48,920	47,931
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A4,
1.55%, 10/15/2021	410,000	410,941
Series 2015-1, Class A4,
1.67%, 08/15/2022	300,000	301,308
Hyundai Auto Receivables Trust
Series 2013-A, Class B,
1.13%, 09/17/2018	210,000	209,153
Series 2014-A, Class A4,
1.32%, 08/15/2019	180,000	180,445
Series 2014-B, Class A4,
1.46%, 11/15/2019	50,000	50,167
Series 2015-A, Class A4,
1.37%, 07/15/2020	180,000	180,367
Mercedes-Benz Auto Receivables Trust
Series 2015-1, Class A4,
1.75%, 12/15/2021	140,000	141,371
Porsche Innovative Lease Owner Trust
Series 2015-1, Class A4,
1.43%, 05/21/2021 (B)	110,000	110,033
Synchrony Credit Card Master Note Trust
Series 2015-2, Class A,
1.60%, 04/15/2021	130,000	130,185

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Synchrony Credit Card Master Note Trust (continued)
Series 2016-1, Class A,
2.04%, 03/15/2022	$ 200,000	$ 201,672
Toyota Auto Receivables Owner Trust
Series 2015-B, Class A4,
1.74%, 09/15/2020	100,000	100,905
Series 2016-A, Class A4,
1.47%, 09/15/2021	220,000	219,693
USAA Auto Owner Trust
Series 2015-1, Class A4,
1.54%, 11/16/2020	100,000	100,281
Volkswagen Auto Loan Enhanced Trust
Series 2012-2, Class A4,
0.66%, 03/20/2019	121,764	121,338
World Omni Auto Receivables Trust
Series 2015-B, Class A4,
1.84%, 01/17/2022	80,000	80,598

		8,598,511

Total Asset-Backed Securities (Cost $12,485,854)		12,493,697

CORPORATE DEBT SECURITIES - 46.2%
Australia - 1.4%
BHP Billiton Finance USA, Ltd.
2.05%, 09/30/2018 (C)	175,000	176,666
Commonwealth Bank of Australia
1.40%, 09/08/2017	250,000	250,254
Macquarie Bank, Ltd.
1.60%, 10/27/2017 (B)	400,000	398,514
Scentre Group Trust 1 / Scentre Group Trust 2
2.38%, 11/05/2019 (B) (C)	188,000	188,409
Westpac Banking Corp.
1.50%, 12/01/2017	175,000	175,566

		1,189,409

Canada - 3.0%
Bank of Montreal
1.30%, 07/14/2017, MTN	240,000	240,461
1.80%, 07/31/2018, MTN (C)	170,000	170,681
Bank of Nova Scotia
1.30%, 07/21/2017	438,000	438,613
Royal Bank of Canada
1.50%, 01/16/2018, MTN	280,000	280,743
1.80%, 07/30/2018, MTN (C)	230,000	231,138
Thomson Reuters Corp.
0.88%, 05/23/2016	321,000	320,925
1.30%, 02/23/2017	119,000	118,788
1.65%, 09/29/2017	129,000	129,160
Toronto-Dominion Bank
1.13%, 05/02/2017, MTN	350,000	350,241
2.25%, 11/05/2019, MTN	175,000	177,356
TransCanada PipeLines, Ltd.
1.88%, 01/12/2018	132,000	131,814

		2,589,920

Cayman Islands - 0.2%
Alibaba Group Holding, Ltd.
1.63%, 11/28/2017	205,000	204,886

France - 1.0%
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 (B)	200,000	200,545
BPCE SA
1.63%, 02/10/2017, MTN	250,000	250,050

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
France (continued)
Electricite de France SA
2.35%, 10/13/2020 (B)	$ 160,000	$ 161,632
Sanofi
1.25%, 04/10/2018	240,000	241,260

		853,487

Japan - 1.4%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.55%, 09/09/2016 (B)	246,000	246,505
1.70%, 03/05/2018 (B)	200,000	198,920
Mitsubishi UFJ Trust & Banking Corp.
1.60%, 10/16/2017 (B)	207,000	205,524
Mizuho Bank, Ltd.
1.30%, 04/16/2017 (B)	200,000	199,589
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/2017, MTN	250,000	249,024
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/2021	120,000	122,301

		1,221,863

Jersey, Channel Islands - 0.3%
UBS Group Funding Jersey, Ltd.
2.95%, 09/24/2020 (B)	240,000	240,795

Luxembourg - 0.3%
Actavis Funding SCS
2.35%, 03/12/2018	215,000	217,539

Netherlands - 1.4%
ABN AMRO Bank NV
2.45%, 06/04/2020 (B)	210,000	211,329
ING Bank NV
2.05%, 08/17/2018 (B)	250,000	251,198
2.70%, 08/17/2020 (B)	300,000	306,239
Shell International Finance BV
1.63%, 11/10/2018	141,000	141,426
2.13%, 05/11/2020	110,000	111,020
Siemens Financieringsmaatschappij NV
1.45%, 05/25/2018 (B)	240,000	240,772

		1,261,984

Norway - 0.3%
Statoil ASA
1.25%, 11/09/2017	162,000	161,871
1.95%, 11/08/2018 (C)	118,000	118,998

		280,869

Switzerland - 1.1%
Credit Suisse AG
1.38%, 05/26/2017, MTN	256,000	255,273
1.70%, 04/27/2018	230,000	229,002
UBS AG
1.38%, 08/14/2017, MTN	250,000	249,414
1.80%, 03/26/2018, MTN	250,000	250,845

		984,534

United Kingdom - 2.3%
Abbey National Treasury Services PLC
1.65%, 09/29/2017	323,000	323,179
2.50%, 03/14/2019	140,000	141,334
AstraZeneca PLC
1.75%, 11/16/2018	160,000	161,556
Barclays Bank PLC
5.00%, 09/22/2016	160,000	162,997
BAT International Finance PLC
1.85%, 06/15/2018 (B)	180,000	181,471

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
BP Capital Markets PLC
1.67%, 02/13/2018	$ 85,000	$ 85,102
2.52%, 01/15/2020	149,000	151,283
British Telecommunications PLC
5.95%, 01/15/2018	151,000	162,830
Lloyds Bank PLC
1.75%, 05/14/2018	220,000	219,493
2.00%, 08/17/2018	250,000	250,734
Vodafone Group PLC
5.63%, 02/27/2017	155,000	161,261

		2,001,240

United States - 33.5%
Abbott Laboratories
2.00%, 03/15/2020 (C)	300,000	304,252
AbbVie, Inc.
1.75%, 11/06/2017	174,000	174,805
1.80%, 05/14/2018	210,000	211,410
Air Lease Corp.
2.13%, 01/15/2018	183,000	181,170
Altera Corp.
1.75%, 05/15/2017	191,000	192,684
Altria Group, Inc.
2.63%, 01/14/2020	213,000	220,161
American Express Credit Corp.
1.55%, 09/22/2017, MTN	97,000	97,309
1.80%, 07/31/2018, MTN	230,000	230,996
American Honda Finance Corp.
1.20%, 07/14/2017, MTN	111,000	111,195
2.25%, 08/15/2019, MTN	250,000	255,827
AmerisourceBergen Corp.
1.15%, 05/15/2017	305,000	304,097
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/2019	280,000	283,998
Anthem, Inc.
2.25%, 08/15/2019	170,000	170,924
Applied Materials, Inc.
2.63%, 10/01/2020 (C)	350,000	361,599
Automatic Data Processing, Inc.
2.25%, 09/15/2020	310,000	319,049
Bank of America Corp.
1.95%, 05/12/2018, MTN	228,000	228,336
2.60%, 01/15/2019	405,000	411,849
3.75%, 07/12/2016	310,000	312,261
Baxalta, Inc.
2.00%, 06/22/2018 (B)	170,000	168,631
Bayer US Finance LLC
1.50%, 10/06/2017 (B)	200,000	201,088
BB&T Corp.
1.60%, 08/15/2017, MTN	310,000	310,428
Becton Dickinson and Co.
1.45%, 05/15/2017	148,000	148,237
1.80%, 12/15/2017	164,000	164,689
Berkshire Hathaway Finance Corp.
1.70%, 03/15/2019	100,000	101,388
Black Hills Corp.
2.50%, 01/11/2019	270,000	272,552
Capital One NA
2.35%, 08/17/2018	250,000	251,287
Cardinal Health, Inc.
1.95%, 06/15/2018	110,000	110,514
Caterpillar Financial Services Corp.
2.25%, 12/01/2019, MTN	219,000	224,283
Celgene Corp.
2.13%, 08/15/2018	170,000	171,925

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Charles Schwab Corp.
1.50%, 03/10/2018	$ 240,000	$ 241,479
Chevron Corp.
1.37%, 03/02/2018	250,000	250,890
1.79%, 11/16/2018 (C)	151,000	152,822
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP
1.70%, 05/01/2018 (B)	100,000	99,287
Cisco Systems, Inc.
1.65%, 06/15/2018	200,000	202,818
Citigroup, Inc.
1.85%, 11/24/2017	131,000	131,296
2.05%, 12/07/2018	350,000	351,467
Citizens Bank NA
1.60%, 12/04/2017, MTN	250,000	248,654
Columbia Pipeline Group, Inc.
2.45%, 06/01/2018 (B)	170,000	168,293
Comerica, Inc.
2.13%, 05/23/2019	195,000	193,028
Compass Bank
1.85%, 09/29/2017	316,000	316,422
Corning, Inc.
1.50%, 05/08/2018	160,000	159,300
Daimler Finance North America LLC
1.65%, 03/02/2018 (B) (C)	225,000	225,270
Discover Bank
2.60%, 11/13/2018	100,000	100,251
Dominion Resources, Inc.
1.90%, 06/15/2018	240,000	240,482
eBay, Inc.
2.50%, 03/09/2018	100,000	101,622
ELI Lilly & Co.
1.25%, 03/01/2018	125,000	125,965
Energy Transfer Partners, LP
2.50%, 06/15/2018	110,000	106,476
Entergy Corp.
4.70%, 01/15/2017	329,000	334,987
Enterprise Products Operating LLC
1.65%, 05/07/2018	220,000	219,201
Express Scripts Holding Co.
1.25%, 06/02/2017	100,000	99,797
Exxon Mobil Corp.
1.71%, 03/01/2019	260,000	263,430
Fifth Third Bank
2.15%, 08/20/2018, MTN	350,000	352,854
Ford Motor Credit Co. LLC
1.68%, 09/08/2017	219,000	218,096
1.70%, 05/09/2016	200,000	200,134
3.16%, 08/04/2020	350,000	357,024
General Electric Co.
2.20%, 01/09/2020, MTN	188,000	193,519
General Motors Financial Co., Inc.
2.63%, 07/10/2017	310,000	311,887
Gilead Sciences, Inc.
1.85%, 09/04/2018	60,000	61,058
2.35%, 02/01/2020	184,000	188,262
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	498,000	504,406
Hewlett Packard Enterprise Co.
2.45%, 10/05/2017 (B)	91,000	91,594
2.85%, 10/05/2018 (B)	68,000	69,142
Huntington Bancshares, Inc.
3.15%, 03/14/2021	100,000	101,604
Huntington National Bank
1.35%, 08/02/2016	250,000	250,251
2.20%, 11/06/2018	250,000	250,409

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2016 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Hyundai Capital America
1.88%, 08/09/2016 (B)	$ 375,000	$ 375,687
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 01/15/2019	219,000	223,947
Intel Corp.
1.35%, 12/15/2017	260,000	262,112
JM Smucker Co.
1.75%, 03/15/2018	280,000	281,121
Johnson Controls, Inc.
1.40%, 11/02/2017 (C)	104,000	103,872
JPMorgan Chase & Co.
1.70%, 03/01/2018, MTN	473,000	474,887
2.55%, 03/01/2021	180,000	181,596
KeyBank NA
2.35%, 03/08/2019	250,000	252,266
KeyCorp
2.30%, 12/13/2018, MTN	184,000	185,098
Kilroy Realty, LP
4.80%, 07/15/2018	64,000	67,363
Kinder Morgan, Inc.
2.00%, 12/01/2017	186,000	184,007
KLA-Tencor Corp.
2.38%, 11/01/2017	162,000	162,764
Kraft Heinz Foods Co.
2.00%, 07/02/2018 (B)	300,000	302,776
Kroger Co.
2.00%, 01/15/2019	160,000	162,236
L-3 Communications Corp.
1.50%, 05/28/2017	148,000	147,493
Lockheed Martin Corp.
1.85%, 11/23/2018	180,000	182,055
Manufacturers & Traders Trust Co.
1.40%, 07/25/2017	337,000	336,284
McDonald’s Corp.
2.10%, 12/07/2018, MTN	230,000	234,664
Medtronic, Inc.
2.50%, 03/15/2020	131,000	135,560
MetLife, Inc.
1.90%, 12/15/2017	129,000	129,550
Microsoft Corp.
1.30%, 11/03/2018	250,000	252,431
Monsanto Co.
1.15%, 06/30/2017	344,000	343,321
Morgan Stanley
1.88%, 01/05/2018	190,000	190,604
2.20%, 12/07/2018, MTN	20,000	20,147
2.45%, 02/01/2019, MTN	250,000	253,698
5.45%, 01/09/2017, MTN	241,000	248,635
Murray Street Investment Trust I
4.65% (D), 03/09/2017	204,000	209,733
National Rural Utilities Cooperative Finance Corp.
1.65%, 02/08/2019	130,000	130,384
NetApp, Inc.
2.00%, 12/15/2017	200,000	199,515
New York Life Global Funding
1.55%, 11/02/2018 (B)	100,000	100,227
Newell Rubbermaid, Inc.
2.60%, 03/29/2019	170,000	172,472
NextEra Energy Capital Holdings, Inc.
1.59%, 06/01/2017	130,000	130,108
2.30%, 04/01/2019	130,000	130,753
Oracle Corp.
1.20%, 10/15/2017	260,000	261,518
PACCAR Financial Corp.
1.45%, 03/09/2018, MTN	130,000	130,300
1.75%, 08/14/2018, MTN	150,000	150,794

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
PepsiCo, Inc.
1.25%, 04/30/2018 (C)	$ 140,000	$ 141,066
1.50%, 02/22/2019	90,000	91,069
Pfizer, Inc.
1.10%, 05/15/2017	249,000	249,859
Philip Morris International, Inc.
1.25%, 11/09/2017	240,000	241,226
2.50%, 05/16/2016	280,000	280,645
PNC Funding Corp.
5.63%, 02/01/2017	230,000	237,889
PPG Industries, Inc.
2.30%, 11/15/2019	171,000	173,479
Pricoa Global Funding I
1.90%, 09/21/2018 (B)	210,000	210,543
Procter & Gamble Co.
1.90%, 11/01/2019 (C)	180,000	185,169
Qualcomm, Inc.
1.40%, 05/18/2018	110,000	110,556
Regions Bank
2.25%, 09/14/2018	290,000	289,502
Regions Financial Corp.
2.00%, 05/15/2018	202,000	200,717
Reynolds American, Inc.
2.30%, 06/12/2018	150,000	152,995
3.50%, 08/04/2016 (C)	90,000	90,562
Southern California Edison Co.
1.13%, 05/01/2017	172,000	172,020
Southern Co.
1.30%, 08/15/2017	239,000	238,129
Southern Power Co.
1.50%, 06/01/2018	160,000	158,729
Southwest Airlines Co.
2.65%, 11/05/2020	310,000	316,080
2.75%, 11/06/2019	163,000	167,676
St. Jude Medical, Inc.
2.00%, 09/15/2018	110,000	111,204
2.80%, 09/15/2020	130,000	132,936
Stryker Corp.
2.00%, 03/08/2019	165,000	166,762
SunTrust Banks, Inc.
2.50%, 05/01/2019	130,000	131,230
3.50%, 01/20/2017	168,000	170,628
Synchrony Financial
2.60%, 01/15/2019	145,000	145,310
Thermo Fisher Scientific, Inc.
2.15%, 12/14/2018	121,000	121,667
Toyota Motor Credit Corp.
1.45%, 01/12/2018, MTN	154,000	154,784
United Technologies Corp.
1.78% (D), 05/04/2018	150,000	150,350
UnitedHealth Group, Inc.
1.40%, 12/15/2017	179,000	179,771
1.90%, 07/16/2018	100,000	101,564
US Bank NA
1.38%, 09/11/2017	250,000	250,707
Valspar Corp.
6.05%, 05/01/2017	118,000	123,066
Ventas Realty, LP
1.25%, 04/17/2017	205,000	204,147
Verizon Communications, Inc.
2.63%, 02/21/2020	240,000	246,945
Visa, Inc.
1.20%, 12/14/2017	390,000	392,290
Waste Management, Inc.
2.60%, 09/01/2016	144,000	144,926

The notes are an integral part of this report. Transamerica Series Trust	Page 4	March 31, 2016 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
WEA Finance LLC / Westfield UK & Europe Finance PLC
1.75%, 09/15/2017 (B)	$ 200,000	$ 199,239
Wells Fargo & Co.
2.10%, 05/08/2017, MTN	496,000	501,656
Whirlpool Corp.
1.65%, 11/01/2017	162,000	162,290
WM Wrigley Jr. Co.
1.40%, 10/21/2016 (B)	205,000	205,429
Zimmer Biomet Holdings, Inc.
2.00%, 04/01/2018	150,000	150,356
Zoetis, Inc.
1.88%, 02/01/2018	172,000	171,837

		29,317,404

Total Corporate Debt Securities (Cost $40,141,045)		40,363,930

MORTGAGE-BACKED SECURITIES - 9.3%
Cayman Islands - 0.3%
PFP, Ltd.
Series 2015-2, Class C,
3.69% (A), 07/14/2034 (B)	240,000	235,166

United States - 9.0%
Banc of America Commercial Mortgage Trust
Series 2006-4, Class A4,
5.63%, 07/10/2046	129,058	129,171
Series 2007-3, Class A1A,
5.54% (A), 06/10/2049	21,533	22,214
Series 2007-3, Class A4,
5.54% (A), 06/10/2049	32,938	33,745
Banc of America Re-REMIC Trust
Series 2009-UB2, Class A4AA,
5.66% (A), 02/24/2051 (B)	129,951	131,393
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR9, Class C,
5.06% (A), 09/11/2042	210,000	209,209
Series 2006-PW12, Class A4,
5.80% (A), 09/11/2038	14,762	14,753
CD Commercial Mortgage Trust
Series 2007-CD4, Class A1A,
5.29% (A), 12/11/2049	269,742	276,109
CD Mortgage Trust
Series 2006-CD3, Class AM,
5.65%, 10/15/2048	430,000	432,830
Series 2007-CD5, Class AJ,
6.12% (A), 11/15/2044	230,000	237,254
Series 2007-CD5, Class AJA,
6.12% (A), 11/15/2044	130,000	133,723
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A,
6.09% (A), 03/15/2049	9,735	9,720
Series 2006-C5, Class A4,
5.43%, 10/15/2049	171,034	172,157
Series 2007-C6, Class A1A,
5.70% (A), 12/10/2049	399,687	408,680
COBALT CMBS Commercial Mortgage Trust
Series 2007-C2, Class A3,
5.48% (A), 04/15/2047	210,377	215,352
COMM Mortgage Trust
Series 2010-RR1, Class GEA,
5.54% (A), 12/11/2049 (B)	390,000	395,598

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
CSMC Trust
Series 2009-RR3, Class A5A,
5.34% (A), 12/15/2043 (B)	$ 200,000	$ 202,578
Series 2010-RR5, Class 2A,
5.34% (A), 12/16/2043 (B)	360,000	362,818
DBRR Trust
Series 2011-C32, Class A3A,
5.70% (A), 06/17/2049 (B)	350,000	358,842
GS Mortgage Securities Trust
Series 2006-GG8, Class A4,
5.56%, 11/10/2039	120,510	121,233
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB15, Class A4,
5.81% (A), 06/12/2043	61,703	61,661
Series 2006-LDP7, Class A4,
5.94% (A), 04/17/2045	267,822	267,688
Series 2007-LDPX, Class A3,
5.42%, 01/15/2049	135,191	137,961
JPMorgan Chase Commercial Mortgage-Backed Securities Trust
Series 2010-RR1, Class JPA,
5.74% (A), 06/18/2049 (B)	170,000	172,546
JPMorgan Commercial Mortgage-Backed Securities Trust
Series 2009-RR1, Class A4B2,
1.00% (A), 03/18/2051 (B)	100,000	94,566
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4,
5.86% (A), 06/15/2038	101,212	101,196
Series 2006-C7, Class A1A,
5.34%, 11/15/2038	100,368	101,783
Series 2006-C7, Class A2,
5.30%, 11/15/2038	14,343	14,462
Merrill Lynch Mortgage Investors Trust
Series 1998-C1, Class A3,
6.72% (A), 11/15/2026	54,520	54,787
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A4,
5.74% (A), 08/12/2043	120,865	121,206
Morgan Stanley Capital I Trust
Series 2005-T17, Class AJ,
4.84% (A), 12/13/2041	14,965	14,997
Series 2006-IQ12, Class A4,
5.33%, 12/15/2043	68,956	69,556
Series 2007-HQ11, Class A31,
5.44%, 02/12/2044	5,411	5,405
Series 2007-HQ11, Class A32,
5.44%, 02/12/2044	390,000	389,495
Series 2007-T25, Class A3,
5.51% (A), 11/12/2049	79,209	80,313
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4A,
5.79% (A), 08/12/2045 (B)	299,286	306,308
Series 2010-C30A, Class A3B,
5.25% (A), 12/17/2043 (B)	99,091	98,940
Series 2010-GG10, Class A4A,
5.79% (A), 08/15/2045 (B)	172,921	176,824
TIAA CMBS I Trust
Series 2001-C1A, Class L,
5.77%, 06/19/2033 (B)	307,090	312,485
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class AJ,
5.90% (A), 05/15/2043	610,000	606,931
Series 2006-C26, Class A3,
6.01% (A), 06/15/2045	93,706	93,734

The notes are an integral part of this report. Transamerica Series Trust	Page 5	March 31, 2016 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Wachovia Bank Commercial Mortgage Trust (continued)
Series 2006-C29, Class A4,
5.31%, 11/15/2048	$ 389,173	$ 392,543
Series 2007-C30, Class A3,
5.25%, 12/15/2043	179,863	182,493
Series 2007-C30, Class A5,
5.34%, 12/15/2043	10,000	10,211
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR16, Class 2A1,
2.85% (A), 02/25/2034	117,440	117,764

		7,853,234

Total Mortgage-Backed Securities (Cost $8,322,616)		8,088,400

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.8%
Federal National Mortgage Association
1.07%, 11/25/2016	41,047	41,022
FREMF Mortgage Trust
Series 2012-K501, Class C,
3.36% (A), 11/25/2046 (B)	640,000	641,617

Total U.S. Government Agency Obligations (Cost $683,560)		682,639

U.S. GOVERNMENT OBLIGATIONS - 27.9%
U.S. Treasury Bond
3.00%, 11/15/2045	20,000	21,591
U.S. Treasury Note
0.38%, 10/31/2016	3,475,000	3,473,099
0.50%, 02/28/2017 (C)	1,990,000	1,987,901
0.75%, 01/31/2018 - 02/15/2019 (C)	10,488,700	10,488,326
0.88%, 03/31/2018	520,000	521,381
1.00%, 03/15/2019	2,240,000	2,248,750
1.25%, 03/31/2021	717,000	717,644
1.63%, 07/31/2020	4,496,000	4,585,043
1.75%, 01/31/2023	378,000	383,227

Total U.S. Government Obligations (Cost $24,333,020)		24,426,962

	Shares	Value
SECURITIES LENDING COLLATERAL - 15.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (E)	13,855,679	13,855,679

Total Securities Lending Collateral (Cost $13,855,679)		13,855,679

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co. 0.03% (E), dated 03/31/2016, to be repurchased at $1,302,819 on 04/01/2016. Collateralized by a U.S. Government Obligation, 0.63%, due 12/31/2016, and with a value of $1,331,663.	$ 1,302,818	1,302,818

Total Repurchase Agreement (Cost $1,302,818)		1,302,818

Value
Total Investments (Cost $101,124,592) (F)	$ 101,214,125
Net Other Assets (Liabilities) - (15.8)%	(13,773,510)

Net Assets - 100.0%	$ 87,440,615

The notes are an integral part of this report. Transamerica Series Trust	Page 6	March 31, 2016 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS: (G)

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.49%	07/31/2020	USD	4,496,000	$(84,303)	$—	$(84,303)
3-Month USD-LIBOR	1.56	11/04/2020	USD	4,356,000	(104,571)	—	(104,571)

Total					$(188,874)	$—	$(188,874)

FUTURES CONTRACTS: (H)

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	Long	98	06/30/2016	$—	$(11,651)
5-Year U.S. Treasury Note	Short	(4)	06/30/2016	—	(1,471)
10-Year U.S. Treasury Note	Short	(3)	06/21/2016	—	(2,320)

Total				$—	$(15,442)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligations	24.1%	$ 24,426,962
Banks	12.9	13,024,098
Asset-Backed Securities	12.3	12,493,697
Mortgage-Backed Securities	8.0	8,088,400
Oil, Gas & Consumable Fuels	2.3	2,345,920
Consumer Finance	2.3	2,328,324
Capital Markets	2.2	2,200,023
Electric Utilities	1.4	1,440,181
Pharmaceuticals	1.3	1,369,104
Health Care Equipment & Supplies	1.3	1,313,996
Diversified Financial Services	1.2	1,191,414
Tobacco	1.1	1,167,060
Semiconductors & Semiconductor Equipment	1.0	979,159
Biotechnology	1.0	976,091
Health Care Providers & Services	1.0	966,667
Automobiles	0.9	912,844
Food Products	0.8	789,326
U.S. Government Agency Obligations	0.7	682,639
Real Estate Investment Trusts	0.6	659,158
Chemicals	0.6	639,866
Media	0.6	568,873
Insurance	0.5	541,708
Beverages	0.5	516,133
Software	0.5	513,949
Airlines	0.5	483,756
Aerospace & Defense	0.5	479,898
Machinery	0.4	448,230
Industrial Conglomerates	0.4	434,291
Diversified Telecommunication Services	0.4	409,775
Technology Hardware, Storage & Peripherals	0.4	360,251
Household Durables	0.3	334,762
IT Services	0.3	319,049
Communications Equipment	0.3	313,374
Multi-Utilities	0.2	240,482
Hotels, Restaurants & Leisure	0.2	234,664
Internet Software & Services	0.2	204,886
Household Products	0.2	185,169
Trading Companies & Distributors	0.2	181,170
Metals & Mining	0.2	176,666
Food & Staples Retailing	0.2	162,236
Wireless Telecommunication Services	0.2	161,261

The notes are an integral part of this report. Transamerica Series Trust	Page 7	March 31, 2016 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Electronic Equipment, Instruments & Components	0.2%	$ 159,300
Independent Power and Renewable Electricity Producers	0.2	158,729
Commercial Services & Supplies	0.1	144,926
Life Sciences Tools & Services	0.1	121,667
Auto Components	0.1	103,872
Internet & Catalog Retail	0.1	101,622

Investments, at Value	85.0	86,055,628
Short-Term Investments	15.0	15,158,497

Total Investments	100.0%	$ 101,214,125

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$12,493,697	$—	$12,493,697
Corporate Debt Securities	—	40,363,930	—	40,363,930
Mortgage-Backed Securities	—	8,088,400	—	8,088,400
U.S. Government Agency Obligations	—	682,639	—	682,639
U.S. Government Obligations	—	24,426,962	—	24,426,962
Securities Lending Collateral	13,855,679	—	—	13,855,679
Repurchase Agreement	—	1,302,818	—	1,302,818

Total Investments	$13,855,679	$87,358,446	$—	$101,214,125

LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(188,874)	$—	$(188,874)
Futures Contracts (J)	(15,442)	—	—	(15,442)

Total Other Financial Instruments	$(15,442)	$(188,874)	$—	$(204,316)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable coupon rate. The rate disclosed is as of March 31, 2016.
(B)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt of registration, normally to qualified institutional buyers. At March 31, 2016, the total aggregate value of 144A securities is $14,134,322, representing 16.2% of the Portfolio’s net assets.

(C)

All or a portion of the security is on loan. The total value of all securities on loan is $13,578,009. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Step coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2016; the maturity date disclosed is the ultimate maturity date.
(E)	Rate disclosed reflects the yield at March 31, 2016.
(F)

Aggregate cost for federal income tax purposes is $101,124,592. Aggregate gross unrealized appreciation and depreciation for all securities is $408,735 and $319,202, respectively. Net unrealized appreciation for tax purposes is $89,533.

(G)	Cash in the amount of $200,000 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(H)	Cash in the amount of $108,836 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.
(I)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(J)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Series Trust	Page 8	March 31, 2016 Form N-Q

Transamerica Voya Limited Maturity Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

CURRENCY ABBREVIATION:

USD	United States Dollar

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Series Trust	Page 9	March 31, 2016 Form N-Q

Transamerica Voya Mid Cap Opportunities VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Aerospace & Defense - 2.8%
Orbital ATK, Inc.	31,595	$ 2,746,869
Textron, Inc.	81,874	2,985,126

		5,731,995

Airlines - 2.9%
Southwest Airlines Co.	131,621	5,896,621

Auto Components - 1.4%
Lear Corp.	26,221	2,914,989

Banks - 0.8%
SVB Financial Group (A)	15,059	1,536,771

Beverages - 3.6%
Coca-Cola Enterprises, Inc.	62,177	3,154,861
Monster Beverage Corp. (A)	30,802	4,108,371

		7,263,232

Biotechnology - 0.9%
BioMarin Pharmaceutical, Inc. (A)	22,754	1,876,750

Building Products - 1.2%
Masco Corp.	74,990	2,358,436

Capital Markets - 3.8%
Affiliated Managers Group, Inc. (A)	14,967	2,430,641
SEI Investments Co.	51,232	2,205,537
TD Ameritrade Holding Corp. (B)	95,396	3,007,836

		7,644,014

Chemicals - 1.5%
Eastman Chemical Co.	42,773	3,089,494

Commercial Services & Supplies - 0.7%
Waste Connections, Inc. (B)	22,481	1,452,048

Communications Equipment - 1.5%
Palo Alto Networks, Inc. (A) (B)	18,012	2,938,478

Containers & Packaging - 3.4%
Crown Holdings, Inc. (A)	65,476	3,246,955
Packaging Corp. of America	58,577	3,538,051

		6,785,006

Distributors - 1.4%
LKQ Corp. (A)	88,750	2,833,787

Diversified Financial Services - 3.5%
Intercontinental Exchange, Inc.	14,543	3,419,641
Moody’s Corp.	38,403	3,708,194

		7,127,835

Electrical Equipment - 2.0%
Acuity Brands, Inc. (B)	8,039	1,753,628
AMETEK, Inc., Class A	47,780	2,388,044

		4,141,672

Food Products - 2.6%
Mead Johnson Nutrition Co., Class A (B)	39,150	3,326,575
TreeHouse Foods, Inc. (A)	22,468	1,949,099

		5,275,674

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 7.1%
ABIOMED, Inc. (A) (B)	15,609	$ 1,479,889
DexCom, Inc. (A)	21,622	1,468,350
Edwards Lifesciences Corp. (A)	39,201	3,457,920
Hologic, Inc. (A)	75,118	2,591,571
Intuitive Surgical, Inc. (A)	5,877	3,532,371
NuVasive, Inc. (A)	38,178	1,857,360

		14,387,461

Health Care Providers & Services - 0.7%
Cardinal Health, Inc.	17,184	1,408,229

Hotels, Restaurants & Leisure - 3.0%
Chipotle Mexican Grill, Inc., Class A (A) (B)	2,256	1,062,508
Domino’s Pizza, Inc. (B)	25,571	3,371,792
Marriott International, Inc., Class A (B)	22,143	1,576,139

		6,010,439

Household Products - 2.0%
Church & Dwight Co., Inc.	44,233	4,077,398

Industrial Conglomerates - 1.2%
Roper Technologies, Inc. (B)	12,785	2,336,714

Insurance - 1.8%
Aon PLC	34,710	3,625,459

IT Services - 4.1%
Broadridge Financial Solutions, Inc.	40,713	2,414,688
Sabre Corp.	92,940	2,687,825
Vantiv, Inc., Class A (A)	58,162	3,133,768

		8,236,281

Leisure Products - 1.4%
Hasbro, Inc.	35,431	2,838,023

Life Sciences Tools & Services - 1.3%
Quintiles Transnational Holdings, Inc. (A)	40,896	2,662,330

Machinery - 2.6%
Ingersoll-Rand PLC	48,016	2,977,472
Stanley Black & Decker, Inc.	20,749	2,183,002

		5,160,474

Media - 2.2%
AMC Networks, Inc., Class A (A)	40,679	2,641,694
Starz, Class A (A)	70,591	1,858,661

		4,500,355

Multiline Retail - 2.8%
Dollar General Corp.	65,958	5,646,005

Oil, Gas & Consumable Fuels - 1.0%
EQT Corp.	30,583	2,057,013

Pharmaceuticals - 3.0%
Perrigo Co. PLC (B)	19,560	2,502,311
Zoetis, Inc., Class A	79,099	3,506,458

		6,008,769

Professional Services - 3.2%
Equifax, Inc.	21,461	2,452,778
Nielsen Holdings PLC	75,238	3,962,033

		6,414,811

Real Estate Investment Trusts - 1.7%
Equinix, Inc.	10,172	3,363,982

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica Voya Mid Cap Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 6.0%
Applied Materials, Inc., Class A	182,300	$ 3,861,114
Integrated Device Technology, Inc. (A)	126,412	2,583,861
Maxim Integrated Products, Inc., Class A	82,875	3,048,142
Microchip Technology, Inc. (B)	53,618	2,584,388

		12,077,505

Software - 7.2%
Electronic Arts, Inc. (A)	63,353	4,188,267
Intuit, Inc.	41,886	4,356,563
Red Hat, Inc. (A)	52,128	3,884,057
SS&C Technologies Holdings, Inc. (B)	32,054	2,032,865

		14,461,752

Specialty Retail - 10.2%
Burlington Stores, Inc. (A) (B)	33,096	1,861,319
Five Below, Inc. (A) (B)	67,988	2,810,624
Foot Locker, Inc. (B)	45,600	2,941,200
O’Reilly Automotive, Inc. (A) (B)	10,787	2,951,971
Ross Stores, Inc.	76,176	4,410,590
Tractor Supply Co.	19,029	1,721,363
Ulta Salon Cosmetics & Fragrance, Inc. (A)	20,365	3,945,515

		20,642,582

Textiles, Apparel & Luxury Goods - 2.2%
Coach, Inc., Class A	70,877	2,841,459
lululemon athletica, Inc. (A)	24,560	1,662,958

		4,504,417

Total Common Stocks (Cost $182,712,230)		199,286,801

SECURITIES LENDING COLLATERAL - 17.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (C)	35,821,993	35,821,993

Total Securities Lending Collateral (Cost $35,821,993)		35,821,993

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.03% (C), dated 03/31/2016, to be repurchased at $1,444,558 on 04/01/2016. Collateralized by a U.S. Government Obligation, 0.63%, due 12/31/2016, and with a value of $1,476,844.	$ 1,444,557	1,444,557

Total Repurchase Agreement (Cost $1,444,557)		1,444,557

Total Investments (Cost $219,978,780) (D)		236,553,351
Net Other Assets (Liabilities) - (17.1)%		(34,507,803)

Net Assets - 100.0%		$ 202,045,548

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica Voya Mid Cap Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$199,286,801	$—	$—	$199,286,801
Securities Lending Collateral	35,821,993	—	—	35,821,993
Repurchase Agreement	—	1,444,557	—	1,444,557

Total Investments	$235,108,794	$1,444,557	$—	$236,553,351

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $35,075,478. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at March 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $219,978,780. Aggregate gross unrealized appreciation and depreciation for all securities is $21,607,150 and $5,032,579, respectively. Net unrealized appreciation for tax purposes is $16,574,571.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2016 Form N-Q

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 2.1%
Honeywell International, Inc. (A)	1,620	$ 181,521
TransDigm Group, Inc. (A) (B)	343	75,577

		257,098

Beverages - 1.9%
Molson Coors Brewing Co., Class B (A)	920	88,485
Monster Beverage Corp. (A) (B)	1,110	148,052

		236,537

Biotechnology - 3.2%
Alkermes PLC (A) (B)	1,229	42,019
Biogen, Inc. (B)	209	54,407
Gilead Sciences, Inc.	844	77,530
Incyte Corp. (A) (B)	1,300	94,211
Regeneron Pharmaceuticals, Inc., Class A (A) (B)	363	130,840

		399,007

Building Products - 0.9%
Fortune Brands Home & Security, Inc. (A)	1,970	110,399

Capital Markets - 2.3%
BlackRock, Inc., Class A (A)	490	166,879
Goldman Sachs Group, Inc.	805	126,369

		293,248

Chemicals - 2.0%
PPG Industries, Inc.	780	86,962
Sherwin-Williams Co.	575	163,685

		250,647

Consumer Finance - 0.4%
OneMain Holdings, Inc. (A) (B)	1,672	45,863

Containers & Packaging - 1.1%
Crown Holdings, Inc. (B)	2,707	134,240

Diversified Financial Services - 1.0%
McGraw Hill Financial, Inc.	1,246	123,329

Electrical Equipment - 0.6%
Eaton Corp. PLC (A)	1,301	81,391

Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	1,990	87,222

Food & Staples Retailing - 4.6%
Costco Wholesale Corp. (A)	1,527	240,624
CVS Health Corp. (A)	1,882	195,220
Walgreens Boots Alliance, Inc.	1,658	139,670

		575,514

Food Products - 1.3%
Mondelez International, Inc., Class A (A)	3,983	159,798

Health Care Equipment & Supplies - 0.9%
Medtronic PLC	1,440	108,000

Health Care Providers & Services - 4.7%
Aetna, Inc. (A)	778	87,408
Envision Healthcare Holdings, Inc. (A) (B)	2,182	44,513
HCA Holdings, Inc. (B)	1,331	103,885

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
McKesson Corp.	671	$ 105,515
UnitedHealth Group, Inc. (A)	1,935	249,421

		590,742

Health Care Technology - 1.0%
Cerner Corp. (A) (B)	2,394	126,786

Hotels, Restaurants & Leisure - 3.8%
Hilton Worldwide Holdings, Inc. (A)	7,029	158,293
Starbucks Corp. (A)	3,777	225,487
Wynn Resorts, Ltd. (A)	954	89,132

		472,912

Household Durables - 1.0%
Mohawk Industries, Inc. (B)	640	122,176

Household Products - 1.8%
Colgate-Palmolive Co. (A)	3,195	225,727

Insurance - 1.2%
Marsh & McLennan Cos., Inc. (A)	2,516	152,948

Internet & Catalog Retail - 3.2%
Amazon.com, Inc. (B)	664	394,177

Internet Software & Services - 8.9%
Alphabet, Inc., Class A (B)	545	415,780
Alphabet, Inc., Class C	378	281,591
Facebook, Inc., Class A (B)	3,000	342,300
Zillow Group, Inc., Class A (A) (B)	1,070	27,339
Zillow Group, Inc., Class C (A) (B)	1,979	46,962

		1,113,972

IT Services - 8.1%
Accenture PLC, Class A (A)	1,629	187,987
Alliance Data Systems Corp. (B)	396	87,120
Automatic Data Processing, Inc. (A)	1,931	173,230
Cognizant Technology Solutions Corp., Class A (A) (B)	2,462	154,367
Genpact, Ltd. (A) (B)	3,502	95,219
Jack Henry & Associates, Inc.	1,264	106,896
MasterCard, Inc., Class A (A)	2,221	209,885

		1,014,704

Machinery - 3.2%
Illinois Tool Works, Inc., Class A	1,651	169,129
Middleby Corp. (A) (B)	1,218	130,046
Snap-on, Inc. (A)	665	104,398

		403,573

Media - 3.4%
Comcast Corp., Class A	4,453	271,989
Twenty-First Century Fox, Inc., Class A	5,334	148,712

		420,701

Multiline Retail - 1.1%
Dollar Tree, Inc. (A) (B)	1,745	143,893

Personal Products - 1.6%
Estee Lauder Cos., Inc., Class A	2,078	195,976

Pharmaceuticals - 5.3%
Allergan PLC (B)	951	254,897
Bristol-Myers Squibb Co. (A)	3,840	245,299
Merck & Co., Inc.	2,989	158,148

		658,344

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 3.0%
Equifax, Inc.	1,052	$ 120,233
Nielsen Holdings PLC (A)	2,600	136,916
Verisk Analytics, Inc., Class A (A) (B)	1,398	111,728

		368,877

Road & Rail - 1.4%
Hertz Global Holdings, Inc. (A) (B)	6,272	66,044
JB Hunt Transport Services, Inc.	1,241	104,542

		170,586

Semiconductors & Semiconductor Equipment - 1.6%
Broadcom, Ltd. (A)	716	110,622
Skyworks Solutions, Inc. (A)	1,211	94,337

		204,959

Software - 6.6%
Adobe Systems, Inc. (B)	1,065	99,897
Intuit, Inc.	889	92,465
Microsoft Corp.	8,522	470,670
salesforce.com, Inc. (A) (B)	1,279	94,428
ServiceNow, Inc. (B)	1,143	69,929

		827,389

Specialty Retail - 6.7%
Advance Auto Parts, Inc.	1,022	163,867
Lowe’s Cos., Inc. (A)	2,896	219,372
Michaels Cos., Inc. (A) (B)	3,508	98,119
Ross Stores, Inc.	2,455	142,145
TJX Cos., Inc. (A)	2,767	216,794

		840,297

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	4,983	543,097

Textiles, Apparel & Luxury Goods - 1.8%
NIKE, Inc., Class B	3,580	220,063

Tobacco - 2.1%
Altria Group, Inc.	4,220	264,425

Total Common Stocks (Cost $10,623,154)		12,338,617

SECURITIES LENDING COLLATERAL - 28.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (C)	3,496,625	3,496,625

Total Securities Lending Collateral (Cost $3,496,625)		3,496,625

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.03% (C), dated 03/31/2016, to be repurchased at $137,895 on 04/01/2016. Collateralized by a U.S. Government Obligation, 0.63%, due 06/30/2017, and with a value of $145,000.	$ 137,895	137,895

Total Repurchase Agreement (Cost $137,895)		137,895

Total Investments (Cost $14,257,674) (D)		15,973,137
Net Other Assets (Liabilities) - (28.0)%		(3,498,934)

Net Assets - 100.0%		$ 12,474,203

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica WMC US Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$12,338,617	$—	$—	$12,338,617
Securities Lending Collateral	3,496,625	—	—	3,496,625
Repurchase Agreement	—	137,895	—	137,895

Total Investments	$15,835,242	$137,895	$—	$15,973,137

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the security is on loan. The total value of all securities on loan is $3,422,233. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at March 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $14,257,674. Aggregate gross unrealized appreciation and depreciation for all securities is $2,143,406 and $427,943, respectively. Net unrealized appreciation for tax purposes is $1,715,463.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2016 Form N-Q

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	254,037	$ 28,464,846
TransDigm Group, Inc. (A) (B)	55,360	12,198,022

		40,662,868

Beverages - 1.9%
Molson Coors Brewing Co., Class B (B)	142,570	13,712,383
Monster Beverage Corp. (A)	169,679	22,631,785

		36,344,168

Biotechnology - 3.2%
Alkermes PLC (A) (B)	189,380	6,474,902
Biogen, Inc. (A)	31,678	8,246,417
Gilead Sciences, Inc.	128,895	11,840,295
Incyte Corp. (A) (B)	198,712	14,400,658
Regeneron Pharmaceuticals, Inc., Class A (A)	55,570	20,029,651

		60,991,923

Building Products - 0.9%
Fortune Brands Home & Security, Inc. (B)	304,430	17,060,257

Capital Markets - 2.4%
BlackRock, Inc., Class A	76,800	26,155,776
Goldman Sachs Group, Inc.	122,980	19,305,400

		45,461,176

Chemicals - 2.0%
PPG Industries, Inc.	120,940	13,483,601
Sherwin-Williams Co.	89,068	25,354,987

		38,838,588

Consumer Finance - 0.4%
OneMain Holdings, Inc. (A) (B)	254,180	6,972,157

Containers & Packaging - 1.1%
Crown Holdings, Inc. (A)	424,591	21,055,468

Diversified Financial Services - 1.0%
McGraw Hill Financial, Inc.	195,480	19,348,610

Electrical Equipment - 0.7%
Eaton Corp. PLC	211,360	13,222,682

Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	308,230	13,509,721

Food & Staples Retailing - 4.6%
Costco Wholesale Corp.	241,463	38,049,740
CVS Health Corp.	289,017	29,979,733
Walgreens Boots Alliance, Inc.	253,683	21,370,256

		89,399,729

Food Products - 1.3%
Mondelez International, Inc., Class A	612,142	24,559,137

Health Care Equipment & Supplies - 0.9%
Medtronic PLC	222,600	16,695,000

Health Care Providers & Services - 4.8%
Aetna, Inc.	122,970	13,815,680
Envision Healthcare Holdings, Inc. (A) (B)	341,960	6,975,984
HCA Holdings, Inc. (A)	205,063	16,005,167

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
McKesson Corp.	106,654	$ 16,771,341
UnitedHealth Group, Inc.	295,827	38,132,100

		91,700,272

Health Care Technology - 1.0%
Cerner Corp. (A)	369,157	19,550,555

Hotels, Restaurants & Leisure - 3.8%
Hilton Worldwide Holdings, Inc.	1,102,400	24,826,048
Starbucks Corp.	594,644	35,500,247
Wynn Resorts, Ltd. (B)	146,986	13,732,902

		74,059,197

Household Durables - 1.0%
Mohawk Industries, Inc. (A)	98,930	18,885,737

Household Products - 1.8%
Colgate-Palmolive Co.	502,870	35,527,765

Insurance - 1.2%
Marsh & McLennan Cos., Inc.	395,180	24,022,992

Internet & Catalog Retail - 3.2%
Amazon.com, Inc. (A)	104,093	61,793,769

Internet Software & Services - 8.9%
Alphabet, Inc., Class A (A)	85,220	65,014,338
Alphabet, Inc., Class C	59,315	44,186,709
Facebook, Inc., Class A (A)	460,497	52,542,708
Zillow Group, Inc., Class A (A) (B)	159,860	4,084,423
Zillow Group, Inc., Class C (A) (B)	279,920	6,642,502

		172,470,680

IT Services - 8.2%
Accenture PLC, Class A	254,924	29,418,230
Alliance Data Systems Corp. (A)	62,840	13,824,800
Automatic Data Processing, Inc.	297,907	26,725,237
Cognizant Technology Solutions Corp., Class A (A)	379,201	23,775,903
Genpact, Ltd. (A)	537,822	14,623,380
Jack Henry & Associates, Inc. (B)	200,974	16,996,371
MasterCard, Inc., Class A	348,281	32,912,554

		158,276,475

Machinery - 3.3%
Illinois Tool Works, Inc., Class A	258,878	26,519,462
Middleby Corp. (A) (B)	190,807	20,372,464
Snap-on, Inc.	102,890	16,152,701

		63,044,627

Media - 3.4%
Comcast Corp., Class A	699,073	42,699,379
Twenty-First Century Fox, Inc., Class A	836,557	23,323,209

		66,022,588

Multiline Retail - 1.1%
Dollar Tree, Inc. (A) (B)	268,230	22,118,246

Personal Products - 1.6%
Estee Lauder Cos., Inc., Class A	318,840	30,069,800

Pharmaceuticals - 5.3%
Allergan PLC (A)	149,138	39,973,458
Bristol-Myers Squibb Co.	606,238	38,726,483
Merck & Co., Inc.	461,036	24,393,415

		103,093,356

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 3.0%
Equifax, Inc.	166,120	$ 18,985,855
Nielsen Holdings PLC	407,778	21,473,590
Verisk Analytics, Inc., Class A (A)	215,220	17,200,382

		57,659,827

Road & Rail - 1.4%
Hertz Global Holdings, Inc. (A)	1,013,294	10,669,986
JB Hunt Transport Services, Inc.	194,580	16,391,419

		27,061,405

Semiconductors & Semiconductor Equipment - 1.6%
Broadcom, Ltd.	109,827	16,968,272
Skyworks Solutions, Inc.	186,949	14,563,327

		31,531,599

Software - 6.7%
Adobe Systems, Inc. (A)	164,970	15,474,186
Intuit, Inc.	139,391	14,498,058
Microsoft Corp.	1,336,572	73,818,871
salesforce.com, Inc. (A)	200,560	14,807,345
ServiceNow, Inc. (A) (B)	176,078	10,772,452

		129,370,912

Specialty Retail - 6.8%
Advance Auto Parts, Inc.	161,336	25,868,614
Lowe’s Cos., Inc.	452,568	34,282,026
Michaels Cos., Inc. (A) (B)	541,171	15,136,553
Ross Stores, Inc.	375,238	21,726,280
TJX Cos., Inc.	436,830	34,225,631

		131,239,104

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	781,834	85,212,088

Textiles, Apparel & Luxury Goods - 1.8%
NIKE, Inc., Class B	554,200	34,066,674

Tobacco - 2.1%
Altria Group, Inc.	661,800	41,468,388

Total Common Stocks (Cost $1,657,634,635)		1,922,367,540

SECURITIES LENDING COLLATERAL - 6.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.49% (C)	121,386,980	121,386,980

Total Securities Lending Collateral (Cost $121,386,980)		121,386,980

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
State Street Bank & Trust Co. 0.03% (C), dated 03/31/2016, to be repurchased at $6,199,705 on 04/01/2016. Collateralized by a U.S. Government Obligation, 0.63%, due 08/31/2017, and with a value of $6,324,150.	$ 6,199,700	6,199,700

Total Repurchase Agreement (Cost $6,199,700)		6,199,700

Total Investments (Cost $1,785,221,315) (D)		2,049,954,220
Net Other Assets (Liabilities) - (6.2)%		(120,428,348)

Net Assets - 100.0%		$ 1,929,525,872

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,922,367,540	$—	$—	$1,922,367,540
Securities Lending Collateral	121,386,980	—	—	121,386,980
Repurchase Agreement	—	6,199,700	—	6,199,700

Total Investments	$2,043,754,520	$6,199,700	$—	$2,049,954,220

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)

All or a portion of the security is on loan. The total value of all securities on loan is $118,795,728. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at March 31, 2016.
(D)

Aggregate cost for federal income tax purposes is $1,785,221,315. Aggregate gross unrealized appreciation and depreciation for all securities is $331,702,384 and $66,969,479, respectively. Net unrealized appreciation for tax purposes is $264,732,905.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended March 31, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At March 31, 2016

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (TST) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. The portfolios (each, a “Portfolio” and collectively, the “Portfolios”) are a series of TST and are listed below.

Portfolio	Portfolio
Transamerica AB Dynamic Allocation VP	Transamerica Madison Conservative Allocation VP
Transamerica Aegon High Yield Bond VP	Transamerica Madison Diversified Income VP
Transamerica Aegon Money Market VP	Transamerica Managed Risk – Balanced ETF VP
Transamerica Aegon U.S. Government Securities VP	Transamerica Managed Risk – Conservative ETF VP
Transamerica American Funds Managed Risk VP	Transamerica Managed Risk – Growth ETF VP
Transamerica Asset Allocation – Conservative VP	Transamerica Market Participation Strategy VP
Transamerica Asset Allocation – Growth VP	Transamerica MFS International Equity VP
Transamerica Asset Allocation – Moderate Growth VP	Transamerica Morgan Stanley Capital Growth VP
Transamerica Asset Allocation – Moderate VP	Transamerica Morgan Stanley Mid-Cap Growth VP
Transamerica Barrow Hanley Dividend Focused VP	Transamerica Multi-Managed Balanced VP
Transamerica BlackRock Equity Smart Beta 100 VP (A)	Transamerica Multi-Manager Alternative Strategies VP
Transamerica BlackRock Global Allocation Managed Risk – Balanced VP	Transamerica PIMCO Tactical – Balanced VP
Transamerica BlackRock Global Allocation Managed Risk – Growth VP	Transamerica PIMCO Tactical – Conservative VP
Transamerica BlackRock Global Allocation VP	Transamerica PIMCO Tactical – Growth VP
Transamerica BlackRock Smart Beta 50 VP (A)	Transamerica PIMCO Total Return VP
Transamerica BlackRock Smart Beta 75 VP (A)	Transamerica PineBridge Inflation Opportunities VP
Transamerica BlackRock Tactical Allocation VP	Transamerica ProFund UltraBear VP
Transamerica Clarion Global Real Estate Securities VP	Transamerica QS Investors Active Asset Allocation – Conservative VP
Transamerica International Moderate Growth VP	Transamerica QS Investors Active Asset Allocation – Moderate Growth VP
Transamerica Janus Balanced VP	Transamerica QS Investors Active Asset Allocation – Moderate VP
Transamerica Jennison Growth VP	Transamerica Systematic Small/Mid Cap Value VP
Transamerica JPMorgan Core Bond VP	Transamerica T. Rowe Price Small Cap VP
Transamerica JPMorgan Enhanced Index VP	Transamerica Torray Concentrated Growth VP
Transamerica JPMorgan Mid Cap Value VP	Transamerica TS&W International Equity VP
Transamerica JPMorgan Tactical Allocation VP	Transamerica Voya Limited Maturity Bond VP
Transamerica Legg Mason Dynamic Allocation – Balanced VP	Transamerica Voya Mid Cap Opportunities VP
Transamerica Legg Mason Dynamic Allocation – Growth VP	Transamerica WMC US Growth II VP
Transamerica Madison Balanced Allocation VP	Transamerica WMC US Growth VP

(A)	Portfolio commenced operations on March 21, 2016.

Transamerica Clarion Global Real Estate Securities VP, Transamerica Market Participation Strategy VP, and Transamerica ProFund UltraBear VP are “non-diversified” Funds, as defined under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Transamerica Series Trust	Page 1	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

2. (continued)

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolios are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolios’ investments, at March 31, 2016, is disclosed in the Security Valuation section of each Portfolio’s Schedule of Investments or Consolidated Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolios use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Series Trust	Page 2	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

3. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate and convertible bonds: The fair value of corporate and convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate and convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Rights and warrants: Rights and warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights or warrants are priced at zero. Rights or warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 3	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

3. (continued)

Short-term notes: The Portfolios, with the exception of Aegon Money Market VP (“Money Market”), normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Money Market values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolios’ Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Each Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolios that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolios have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolios held no unsecured loan participations at March 31, 2016. Open secured loan participations and assignments at March 31, 2016, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

PIKs held at March 31, 2016, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Transamerica Series Trust	Page 4	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

4. (continued)

REITs held at March 31, 2016, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Restricted and illiquid securities: The Portfolios may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at March 31, 2016, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

TBA commitments held at March 31, 2016, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at March 31, 2016, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

When-issued, delayed-delivery, and forward commitment transactions: The Portfolios may purchase or sell securities on a when-issued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolios engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the Portfolios are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolios will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolios if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolios are delayed or prevented from completing the transaction. The Portfolios may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolios sell a security on a delayed-delivery basis, the Portfolios do not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at March 31, 2016, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolios invest borrowing proceeds in other securities, the Portfolios will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolios may borrow on a secured or on an unsecured basis. If the Portfolios enter into a secured borrowing arrangement, a portion of the Portfolios’ assets will be used as collateral. The 1940 Act requires the Portfolios to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Portfolios’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolios may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Transamerica Series Trust	Page 5	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

5. (continued)

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street Bank and Trust Company (“State Street”) serves as securities lending agent to the Portfolios pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolios to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolios in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at March 31, 2016, if any, are shown on a gross basis in the Schedule of Investments or Consolidated Schedule of Investments.

Reverse repurchase agreements: The Portfolios, with the exception of Money Market, may enter into reverse repurchase agreements in which the Portfolios sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Portfolios may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Pursuant to the terms of the reverse repurchase agreements, the Portfolios’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Portfolios may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolios. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolios are subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolios. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Portfolios exercising their rights under the agreement, or those rights may be limited by other contractual agreements.

For the period ended March 31, 2016, the Portfolio’s average borrowings are as follows:

Portfolio	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Transamerica PIMCO Total Return VP	$52,205,577	91	0.40%
Open reverse repurchase agreements at March 31, 2016, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Sale-buyback: The Portfolios may enter into sale-buyback financing transactions. The Portfolios account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolios of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolios forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolios are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolios to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolios, the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price. The Portfolios’ obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolios’ forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolios’ turnover rates.

For the period ended March 31, 2016, the Portfolio’s average borrowings are as follows:

Portfolio	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Transamerica PIMCO Total Return VP	$2,204,628	23	(0.46)%

Open sale-buyback financing transactions at March 31, 2016, if any, are identified in the Schedule of Investments or Consolidated Schedule of Investments.

Repurchase agreements: In a repurchase agreement, the Portfolios purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Series Trust	Page 6	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

5. (continued)

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolios and their counterparties that provide for the net settlement of all transactions and collateral with the Portfolios, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments or Consolidated Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments or Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at March 31, 2016.

Open repurchase agreements at March 31, 2016, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Short sales: A short sale is a transaction in which the Portfolios sell securities they do not own, but have borrowed, in anticipation of a decline in the fair market value of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolios may be unable to replace borrowed securities sold short.

Open short sale transactions at March 31, 2016, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica AB Dynamic Allocation VP
Securities Lending Transactions
Common Stocks	$19,152,634	$—	$—	$—	$19,152,634
Exchange-Traded Funds	3,798,940	—	—	—	3,798,940
Corporate Debt Securities	1,534,793	—	—	—	1,534,793
U.S. Government Agency Obligations	2,943,870	—	—	—	2,943,870
U.S. Government Obligations	1,846,103	—	—	—	1,846,103

Total Securities Lending Transactions	$29,276,340	$—	$—	$—	$29,276,340

Total Borrowings	$29,276,340	$—	$—	$—	$29,276,340

Gross amount of recognized liabilities for securities lending transactions					$29,276,340

Transamerica Aegon High Yield Bond VP
Securities Lending Transactions
Corporate Debt Securities	$25,705,336	$—	$—	$—	$25,705,336
Common Stocks	4,730	—	—	—	4,730

Total Securities Lending Transactions	$25,710,066	$—	$—	$—	$25,710,066

Total Borrowings	$25,710,066	$—	$—	$—	$25,710,066

Gross amount of recognized liabilities for securities lending transactions					$25,710,066

Transamerica Aegon U.S. Government Securities VP
Securities Lending Transactions
Corporate Debt Securities	$1,343,196	$—	$—	$—	$1,343,196
U.S. Government Agency Obligations	57,598,471	—	—	—	57,598,471
U.S. Government Obligations	319,917,448	—	—	—	319,917,448

Total Securities Lending Transactions	$378,859,115	$—	$—	$—	$378,859,115

Total Borrowings	$378,859,115	$—	$—	$—	$378,859,115

Gross amount of recognized liabilities for securities lending transactions					$378,859,115

Transamerica BlackRock Global Allocation VP
Securities Lending Transactions
Common Stocks	$80,079,309	$—	$—	$—	$80,079,309
Preferred Stocks	21,091	—	—	—	21,091
Corporate Debt Securities	6,497,590	—	—	—	6,497,590
Foreign Government Obligations	2,748,491	—	—	—	2,748,491
U.S. Government Obligations	146,946,586	—	—	—	146,946,586
Short-Term U.S. Government Obligations	119,020,683	—	—	—	119,020,683

Total Securities Lending Transactions	$355,313,750	$—	$—	$—	$355,313,750

Total Borrowings	$355,313,750	$—	$—	$—	$355,313,750

Gross amount of recognized liabilities for securities lending transactions					$355,313,750

Transamerica Series Trust	Page 7	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

5. (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica BlackRock Tactical Allocation VP
Securities Lending Transactions
Exchange-Traded Funds	$30,061,538	$—	$—	$—	$30,061,538

Total Borrowings	$30,061,538	$—	$—	$—	$30,061,538

Gross amount of recognized liabilities for securities lending transactions					$30,061,538

Transamerica Clarion Global Real Estate Securities VP
Securities Lending Transactions
Common Stocks	$37,606,878	$—	$—	$—	$37,606,878

Total Borrowings	$37,606,878	$—	$—	$—	$37,606,878

Gross amount of recognized liabilities for securities lending transactions					$37,606,878

Transamerica Janus Balanced VP
Securities Lending Transactions
Common Stocks	$41,044,466	$—	$—	$—	$41,044,466
Corporate Debt Securities	1,421,893	—	—	—	1,421,893
U.S. Government Obligations	15,928,733	—	—	—	15,928,733

Total Securities Lending Transactions	$58,395,092	$—	$—	$—	$58,395,092

Total Borrowings	$58,395,092	$—	$—	$—	$58,395,092

Gross amount of recognized liabilities for securities lending transactions					$58,395,092

Transamerica Jennison Growth VP
Securities Lending Transactions
Common Stocks	$80,255,063	$—	$—	$—	$80,255,063

Total Borrowings	$80,255,063	$—	$—	$—	$80,255,063

Gross amount of recognized liabilities for securities lending transactions					$80,255,063

Transamerica JPMorgan Core Bond VP
Securities Lending Transactions
Corporate Debt Securities	$7,137,515	$—	$—	$—	$7,137,515
Foreign Government Obligations	650,665	—	—	—	650,665
U.S. Government Agency Obligations	520,076	—	—	—	520,076
U.S. Government Obligations	29,637,115	—	—	—	29,637,115

Total Securities Lending Transactions	$37,945,371	$—	$—	$—	$37,945,371

Total Borrowings	$37,945,371	$—	$—	$—	$37,945,371

Gross amount of recognized liabilities for securities lending transactions					$37,945,371

Transamerica JPMorgan Enhanced Index VP
Securities Lending Transactions
Common Stocks	$26,238,956	$—	$—	$—	$26,238,956

Total Borrowings	$26,238,956	$—	$—	$—	$26,238,956

Gross amount of recognized liabilities for securities lending transactions					$26,238,956

Transamerica JPMorgan Mid Cap Value VP
Securities Lending Transactions
Common Stocks	$55,728,620	$—	$—	$—	$55,728,620

Total Borrowings	$55,728,620	$—	$—	$—	$55,728,620

Gross amount of recognized liabilities for securities lending transactions					$55,728,620

Transamerica JPMorgan Tactical Allocation VP
Securities Lending Transactions
Corporate Debt Securities	$9,708,802	$—	$—	$—	$9,708,802
Foreign Government Obligations	380,176	—	—	—	380,176
U.S. Government Agency Obligations	325,009	—	—	—	325,009
U.S. Government Obligations	30,395,742	—	—	—	30,395,742
Common Stocks	42,568,518	—	—	—	42,568,518
Short-Term U.S. Government Obligations	—	—	—	—	—

Total Securities Lending Transactions	$83,378,247	$—	$—	$—	$83,378,247

Total Borrowings	$83,378,247	$—	$—	$—	$83,378,247

Gross amount of recognized liabilities for securities lending transactions					$83,378,247

Transamerica Series Trust	Page 8	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

5. (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica Legg Mason Dynamic Allocation – Balanced VP
Securities Lending Transactions
Exchange-Traded Funds	$133,289,417	$—	$—	$—	$133,289,417

Total Borrowings	$133,289,417	$—	$—	$—	$133,289,417

Gross amount of recognized liabilities for securities lending transactions					$133,289,417

Transamerica Legg Mason Dynamic Allocation – Growth VP
Securities Lending Transactions
Exchange-Traded Funds	$13,855,336	$—	$—	$—	$13,855,336

Total Borrowings	$13,855,336	$—	$—	$—	$13,855,336

Gross amount of recognized liabilities for securities lending transactions					$13,855,336

Transamerica Madison Diversified Income VP
Securities Lending Transactions
Common Stocks	$5,458,901	$—	$—	$—	$5,458,901
Corporate Debt Securities	755,671	—	—	—	755,671
U.S. Government Obligations	1,960,509	—	—	—	1,960,509

Total Securities Lending Transactions	$8,175,081	$—	$—	$—	$8,175,081

Total Borrowings	$8,175,081	$—	$—	$—	$8,175,081

Gross amount of recognized liabilities for securities lending transactions					$8,175,081

Transamerica Managed Risk – Balanced ETF VP
Securities Lending Transactions
Exchange-Traded Funds	$345,952,880	$—	$—	$—	$345,952,880

Total Borrowings	$345,952,880	$—	$—	$—	$345,952,880

Gross amount of recognized liabilities for securities lending transactions					$345,952,880

Transamerica Managed Risk – Conservative ETF VP
Securities Lending Transactions
Exchange-Traded Funds	$29,189,170	$—	$—	$—	$29,189,170

Total Borrowings	$29,189,170	$—	$—	$—	$29,189,170

Gross amount of recognized liabilities for securities lending transactions					$29,189,170

Transamerica Managed Risk – Growth ETF VP
Securities Lending Transactions
Exchange-Traded Funds	$201,024,569	$—	$—	$—	$201,024,569

Total Borrowings	$201,024,569	$—	$—	$—	$201,024,569

Gross amount of recognized liabilities for securities lending transactions					$201,024,569

Transamerica Market Participation Strategy VP
Securities Lending Transactions
Foreign Government Obligations	$5,897,617	$—	$—	$—	$5,897,617
U.S. Government Agency Obligations	30,061,679	—	—	—	30,061,679
U.S. Government Obligations	103,328,113	—	—	—	103,328,113

Total Securities Lending Transactions	$139,287,409	$—	$—	$—	$139,287,409

Total Borrowings	$139,287,409	$—	$—	$—	$139,287,409

Gross amount of recognized liabilities for securities lending transactions					$139,287,409

Transamerica MFS International Equity VP
Securities Lending Transactions
Common Stocks	$42,232,313	$—	$—	$—	$42,232,313

Total Borrowings	$42,232,313	$—	$—	$—	$42,232,313

Gross amount of recognized liabilities for securities lending transactions					$42,232,313

Transamerica Series Trust	Page 9	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

5. (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica Morgan Stanley Capital Growth VP
Securities Lending Transactions
Common Stocks	$40,683,652	$—	$—	$—	$40,683,652

Total Borrowings	$40,683,652	$—	$—	$—	$40,683,652

Gross amount of recognized liabilities for securities lending transactions					$40,683,652

Transamerica Morgan Stanley Mid-Cap Growth VP
Securities Lending Transactions
Common Stocks	$160,949,304	$—	$—	$—	$160,949,304

Total Borrowings	$160,949,304	$—	$—	$—	$160,949,304

Gross amount of recognized liabilities for securities lending transactions					$160,949,304

Transamerica PIMCO Tactical – Balanced VP
Securities Lending Transactions
Corporate Debt Securities	$16,293,726	$—	$—	$—	$16,293,726
U.S. Government Agency Obligations	16,581,727	—	—	—	16,581,727
U.S. Government Obligations	169,385	—	—	—	169,385
Short-Term U.S. Government Obligations	104,754,884	—	—	—	104,754,884

Total Securities Lending Transactions	$137,799,722	$—	$—	$—	$137,799,722

Total Borrowings	$137,799,722	$—	$—	$—	$137,799,722

Gross amount of recognized liabilities for securities lending transactions					$137,799,722

Transamerica PIMCO Tactical – Conservative VP
Securities Lending Transactions
Corporate Debt Securities	$3,116,130	$—	$—	$—	$3,116,130
U.S. Government Agency Obligations	4,092,930	—	—	—	4,092,930
Short-Term U.S. Government Obligations	5,302,570	—	—	—	5,302,570

Total Securities Lending Transactions	$12,511,630	$—	$—	$—	$12,511,630

Total Borrowings	$12,511,630	$—	$—	$—	$12,511,630

Gross amount of recognized liabilities for securities lending transactions					$12,511,630

Transamerica PIMCO Tactical – Growth VP
Securities Lending Transactions
Corporate Debt Securities	$3,036,134	$—	$—	$—	$3,036,134
U.S. Government Agency Obligations	167,992	—	—	—	167,992
Short-Term U.S. Government Obligations	38,625,403	—	—	—	38,625,403

Total Securities Lending Transactions	$41,829,529	$—	$—	$—	$41,829,529

Total Borrowings	$41,829,529	$—	$—	$—	$41,829,529

Gross amount of recognized liabilities for securities lending transactions					$41,829,529

Transamerica PIMCO Total Return VP
Securities Lending Transactions
Corporate Debt Securities	$31,768,034	$—	$—	$—	$31,768,034
U.S. Government Obligations	116,509,631	—	—	—	116,509,631
Short-Term U.S. Government Obligations	1,789,310	—	—	—	1,789,310

Total Securities Lending Transactions	$150,066,975	$—	$—	$—	$150,066,975

Reverse Repurchase Agreements
U.S. Government Obligations	$—	$3,153,750	$—	$—	$3,153,750

Total Reverse Repurchase Agreements	$—	$3,153,750	$—	$—	$3,153,750

Total Borrowings	$150,066,975	$3,153,750	$—	$—	$153,220,725

Gross amount of recognized liabilities for securities lending transactions and reverse repurchase agreements					$153,220,725

Transamerica PineBridge Inflation Opportunities VP
Securities Lending Transactions
Corporate Debt Securities	$4,712,444	$—	$—	$—	$4,712,444
U.S. Government Obligations	1,444,995	—	—	—	1,444,995
Preferred Stocks	84,912	—	—	—	84,912

Total Securities Lending Transactions	$6,242,351	$—	$—	$—	$6,242,351

Total Borrowings	$6,242,351	$—	$—	$—	$6,242,351

Gross amount of recognized liabilities for securities lending transactions					$6,242,351

Transamerica Series Trust	Page 10	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

5. (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Transamerica QS Investors Active Asset Allocation – Conservative VP
Securities Lending Transactions
Exchange-Traded Funds	$96,136,944	$—	$—	$—	$96,136,944

Total Borrowings	$96,136,944	$—	$—	$—	$96,136,944

Gross amount of recognized liabilities for securities lending transactions					$96,136,944

Transamerica QS Investors Active Asset Allocation – Moderate Growth VP
Securities Lending Transactions
Exchange-Traded Funds	$103,333,502	$—	$—	$—	$103,333,502
Short-Term U.S. Government Obligations	39,516,884	—	—	—	39,516,884

Total Securities Lending Transactions	$142,850,386	$—	$—	$—	$142,850,386

Total Borrowings	$142,850,386	$—	$—	$—	$142,850,386

Gross amount of recognized liabilities for securities lending transactions					$142,850,386

Transamerica QS Investors Active Asset Allocation – Moderate VP
Securities Lending Transactions
Exchange-Traded Funds	$136,132,095	$—	$—	$—	$136,132,095
Short-Term U.S. Government Obligations	62,654,741	—	—	—	62,654,741

Total Securities Lending Transactions	$198,786,836	$—	$—	$—	$198,786,836

Total Borrowings	$198,786,836	$—	$—	$—	$198,786,836

Gross amount of recognized liabilities for securities lending transactions					$198,786,836

Transamerica Systematic Small/Mid Cap Value VP
Securities Lending Transactions
Common Stocks	$95,479,315	$—	$—	$—	$95,479,315

Total Borrowings	$95,479,315	$—	$—	$—	$95,479,315

Gross amount of recognized liabilities for securities lending transactions					$95,479,315

Transamerica T. Rowe Price Small Cap VP
Securities Lending Transactions
Common Stocks	$130,757,294	$—	$—	$—	$130,757,294

Total Borrowings	$130,757,294	$—	$—	$—	$130,757,294

Gross amount of recognized liabilities for securities lending transactions					$130,757,294

Transamerica Torray Concentrated Growth VP
Securities Lending Transactions
Common Stocks	$14,491,629	$—	$—	$—	$14,491,629

Total Borrowings	$14,491,629	$—	$—	$—	$14,491,629

Gross amount of recognized liabilities for securities lending transactions					$14,491,629

Transamerica TS&W International Equity VP
Securities Lending Transactions
Common Stocks	$15,627,435	$—	$—	$—	$15,627,435
Rights	119,448	—	—	—	119,448

Total Securities Lending Transactions	$15,746,883	$—	$—	$—	$15,746,883

Total Borrowings	$15,746,883	$—	$—	$—	$15,746,883

Gross amount of recognized liabilities for securities lending transactions					$15,746,883

Transamerica WMC US Growth II VP
Securities Lending Transactions
Common Stocks	$3,496,625	$—	$—	$—	$3,496,625

Total Borrowings	$3,496,625	$—	$—	$—	$3,496,625

Gross amount of recognized liabilities for securities lending transactions					$3,496,625

Transamerica WMC US Growth VP
Securities Lending Transactions
Common Stocks	$121,386,980	$—	$—	$—	$121,386,980

Total Borrowings	$121,386,980	$—	$—	$—	$121,386,980

Gross amount of recognized liabilities for securities lending transactions					$121,386,980

Transamerica Series Trust	Page 11	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolios’ investment objectives allow the Portfolios to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolios’ investment objectives, the Portfolios may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolios.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolios are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolios will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolios. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolios’ exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Portfolios are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, may enter into option contracts to manage exposure to various market fluctuations. The Portfolios may purchase or write call and put options on securities and derivative instruments in which each Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Portfolios may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Portfolios the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on indices: The Portfolios may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolios the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Portfolios may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolios the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Options on foreign currency: The Portfolios may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolios the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Credit default swaptions: The Portfolios may purchase or write credit default swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. Purchasing or writing credit default swaptions gives the Portfolios the right, but not the obligation to buy or sell credit protection on a specific reference with a specific maturity.

Transamerica Series Trust	Page 12	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

6. (continued)

Interest rate swaptions: The Portfolios may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolios pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolios write a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios selling or buying a security or currency at a price different from the current market value.

As of March 31, 2016, transactions in written options are as follows:

	Call Options		Put Options
Transamerica BlackRock Global Allocation VP	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at December 31, 2015	$1,894,543	1,867,410	$4,049,161	5,531,942
Options written	1,165,595	550,628	1,629,847	2,704,404
Options closed	(666,603)	(34,315)	(2,449,181)	(7,509,416)
Options expired	(354,092)	(909,371)	(108,036)	(11,906)
Options exercised	(188,968)	(79,498)	(182,733)	(63,303)

Balance at March 31, 2016	$1,850,475	1,394,854	$2,939,058	651,721

	Call Options		Put Options
Transamerica PIMCO Total Return VP	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at December 31, 2015	$—	—	$—	—
Options written	382,531	1,072	873,356	2,380
Options closed	—	—	—	—
Options expired	(258,100)	(743)	(246,381)	(939)
Options exercised	(31,257)	(163)	(464,753)	(1,005)

Balance at March 31, 2016	$93,174	166	$162,222	436

As of March 31, 2016, transactions in written foreign exchange options and swaptions are as follows:

	Call Options			Put Options
Transamerica BlackRock Global Allocation VP	Amount of Premiums	Notional Amount		Amount of Premiums	Notional Amount
Balance at December 31, 2015	$—	USD	—	$321,788	USD	89,281,000
Options written	518,023		159,210,000	154,105		36,260,000
Options closed	(452,755)		(122,950,000)	(321,788)		(89,281,000)
Options expired	—		—	—		—
Options exercised	—		—	—		—

Balance at March 31, 2016	$65,268	USD	36,260,000	$154,105	USD	36,260,000

	Call Options			Put Options
Transamerica PIMCO Tactical – Conservative VP	Amount of Premiums	Notional Amount		Amount of Premiums	Notional Amount
Balance at December 31, 2015	$—	USD	—	$—	USD	—
Options written	15,510		3,300,000	16,500		3,300,000
Options closed	—		—	—		—
Options expired	(15,510)		(3,300,000)	(16,500)		(3,300,000)
Options exercised	—		—	—		—

Balance at March 31, 2016	$—	USD	—	$—	USD	—

Transamerica Series Trust	Page 13	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

6. (continued)

	Call Options			Put Options
Transamerica PIMCO Tactical – Growth VP	Amount of Premiums	Notional Amount		Amount of Premiums		Notional Amount
Balance at December 31, 2015	$—	USD	—		$—	USD	—
Options written	9,400		2,000,000		10,000		2,000,000
Options closed	—		—		—		—
Options expired	(9,400)		(2,000,000)		(10,000)		(2,000,000)
Options exercised	—		—		—		—

Balance at March 31, 2016	$—	USD	—		$—	USD	—

	Call Options
Transamerica PIMCO Total Return VP	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount
Balance at December 31, 2015	$1,738,102	AUD	—	EUR	—	USD	245,800,000
Options written	1,611,923		20,800,000		94,000,000		121,300,000
Options closed	(216,433)		—		—		(26,100,000)
Options expired	(1,453,781)		—		(23,300,000)		(231,400,000)
Options exercised	(322,478)		—		(9,100,000)		(25,300,000)

Balance at March 31, 2016	$1,357,333	AUD	20,800,000	EUR	61,600,000	USD	84,300,000

	Put Options
Transamerica PIMCO Total Return VP	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount
Balance at December 31, 2015	$3,985,488	AUD	—	EUR	27,600,000	USD	579,000,000
Options written	1,451,882		26,200,000		107,200,000		158,100,000
Options closed	(289,753)		—		(18,200,000)		(31,400,000)
Options expired	(1,061,958)		(26,200,000)		(27,600,000)		(179,000,000)
Options exercised	(109,600)		—		—		(16,700,000)

Balance at March 31, 2016	$3,976,059	AUD	—	EUR	89,000,000	USD	510,000,000

Open option contracts at March 31, 2016, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolios and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolios, with the exception of Money Market, may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swap agreements to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Transamerica Series Trust	Page 14	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

6. (continued)

Certain Portfolios sell credit default swap agreements, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swap agreements is disclosed in the Schedule of Investments or Consolidated Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swap agreements is included in the footnotes to the Schedule of Investments or Consolidated Schedule of Investments. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolios would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Cross-currency swap agreements: The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios enter into cross-currency swap agreements to gain or reduce exposure to foreign currencies or to hedge against foreign currency exchange rate and/or interest rate risk. Cross-currency swap agreements are interest rate swap agreements in which two parties agree to exchange cash flows based on the notional amounts of two different currencies. The Portfolios with cross currency swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swap agreements can also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolios enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Portfolios with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolios are subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by the Portfolios can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open OTC and centrally cleared swap agreements at March 31, 2016, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Futures contracts: The Portfolios are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolios, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolios. Upon entering into such contracts, the Portfolios bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at March 31, 2016, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

Forward foreign currency contracts: The Portfolios are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Transamerica Series Trust	Page 15	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

6. (continued)

Open forward foreign currency contracts at March 31, 2016, if any, are listed in the Schedule of Investments or Consolidated Schedule of Investments.

7. AFFILIATES AND AFFILIATED TRANSACTIONS

For the period ended March 31, 2016, the Portfolios’ transactions in and earnings from investments in affiliates of TAM are as follows:

Transamerica Asset Allocation – Conservative VP	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2016		Dividend Income	Net Capital Gain Distributions
Transamerica Aegon U.S. Government Securities VP	$143,034,371	$14,999,993	$—	$—	$3,803,781	$161,838,145		$—	$—
Transamerica Bond	31,431,326	284,261	—	—	602,310	32,317,897		284,261	—
Transamerica Capital Growth	38,005,648	3,999,996	(20,000,004)	(2,216,193)	(538,497)	19,250,950		—	—
Transamerica Clarion Global Real Estate Securities VP	6,249,145	—	—	—	287,491	6,536,636		—	—
Transamerica Concentrated Growth	42,047,330	39,999,986	(9,999,991)	309,530	2,276,369	74,633,224		—	—
Transamerica Core Bond	47,023,486	46,539,364	—	—	1,573,413	95,136,263		539,364	—
Transamerica Dividend Focused	9,783,255	83,395,126	(19,000,012)	194,933	2,024,777	76,398,079		395,131	—
Transamerica Emerging Markets Equity	5,120,802	—	(4,807,386)	(1,753,090)	1,439,674	—	(A)	—	—
Transamerica Flexible Income	64,638	680	—	—	221	65,539		680	—
Transamerica Floating Rate	37,948,212	433,661	—	—	359,627	38,741,500		403,608	—
Transamerica High Yield Bond	48,830,254	722,039	—	—	482,412	50,034,705		722,039	—
Transamerica Income & Growth	14,767,092	85,848	—	—	176,735	15,029,675		85,848	—
Transamerica Intermediate Bond	155,598,531	856,639	—	—	3,277,863	159,733,033		856,639	—
Transamerica International Equity	27,291,613	—	(3,500,007)	(412,944)	(324,899)	23,053,763		—	—
Transamerica International Equity Opportunities	29,442,385	—	(3,500,001)	(421,153)	(427,794)	25,093,437		—	—
Transamerica International Small Cap	22,870,531	—	(3,499,997)	(369,490)	11,333	19,012,377		—	—
Transamerica International Small Cap Value	25,274,812	—	(3,500,000)	(352,141)	46,476	21,469,147		—	—
Transamerica Jennison Growth VP	38,147,608	4,999,998	(20,999,990)	(965,915)	(1,189,649)	19,992,052		—	—
Transamerica JPMorgan Mid Cap Value VP	55,385,744	—	(42,000,004)	7,510,637	(9,658,909)	11,237,468		—	—
Transamerica Large Cap Value	76,275,752	317,087	(4,999,998)	(492,823)	2,061,786	73,161,804		317,087	—
Transamerica MLP & Energy Income	7,341,637	4,077,536	—	—	344,508	11,763,681		77,531	—
Transamerica Mid Cap Growth	37,242,565	—	(6,999,999)	(1,336,437)	548,575	29,454,704		—	—
Transamerica Mid Cap Value Opportunities	14,986,786	23,013,213	—	—	2,409,588	40,409,587		—	—
Transamerica Money Market	473,183	8	—	—	—	473,191		6	—
Transamerica PIMCO Total Return VP	139,969,716	21,999,996	—	—	2,471,874	164,441,586		—	—
Transamerica Short-Term Bond	164,620,316	1,046,652	(22,000,004)	(799,589)	1,258,996	144,126,371		985,768	—
Transamerica Small Cap Core	10,234,019	—	—	—	380,245	10,614,264		—	—
Transamerica Small Cap Growth	14,630,433	—	—	—	(63,117)	14,567,316		—	—
Transamerica Small Cap Value	18,708,898	—	(10,000,000)	(2,641,808)	1,645,847	7,712,937		—	—
Transamerica Systematic Small/Mid Cap Value VP	7,727	—	—	—	88	7,815		—	—
Transamerica T. Rowe Price Small Cap VP	3,601	—	—	—	(88)	3,513		—	—
Transamerica Unconstrained Bond	24,258,248	220,415	—	—	(121,278)	24,357,385		220,415	—
Transamerica Voya Limited Maturity Bond VP	57,702,581	—	—	—	462,083	58,164,664		—	—
Transamerica Voya Mid Cap Opportunities VP	27,216,645	—	—	—	249,278	27,465,923		—	—

Total	$1,371,988,890	$246,992,498	$(174,807,393)	$(3,746,483)	$15,871,119	$1,456,298,631		$4,888,377	$—

(A)	No longer held at period end.

Transamerica Series Trust	Page 16	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

7. (continued)

Transamerica Asset Allocation – Growth VP	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2016		Dividend Income	Net Capital Gain Distributions
Transamerica Capital Growth	$71,778,779	$—	$(29,000,012)	$(5,046,774)	$(2,791,097)	$34,940,896		$—	$—
Transamerica Concentrated Growth	—	26,999,993	—	—	1,007,267	28,007,260		—	—
Transamerica Dividend Focused	21,410,288	83,479,804	(17,000,005)	433,509	4,443,928	92,767,524		479,794	—
Transamerica Emerging Markets Equity	7,649,025	—	(4,000,002)	(1,527,908)	1,382,861	3,503,976		—	—
Transamerica Global Equity	14,625,889	—	—	—	(199,444)	14,426,445		—	—
Transamerica Global Long/Short Equity	6,783,000	—	—	—	(245,000)	6,538,000		—	—
Transamerica Global Multifactor Macro	26,345,093	—	(1,999,999)	(14,635)	(49,418)	24,281,041		—	—
Transamerica High Yield Bond	189,467	—	(187,463)	(14,778)	12,774	—	(A)	—	—
Transamerica International Equity	27,016,003	30,000,004	(999,998)	(55,811)	(171,901)	55,788,297		—	—
Transamerica International Equity Opportunities	46,625,308	—	(999,997)	(90,370)	(1,114,206)	44,420,735		—	—
Transamerica International Small Cap	48,254,227	—	(999,998)	(85,380)	(356,577)	46,812,272		—	—
Transamerica International Small Cap Value	37,045,683	—	(999,997)	(72,693)	(189,816)	35,783,177		—	—
Transamerica Jennison Growth VP	78,783,941	—	(22,999,994)	(2,114,797)	(4,251,006)	49,418,144		—	—
Transamerica JPMorgan Mid Cap Value VP	54,468,844	—	(37,999,991)	5,107,529	(6,855,394)	14,720,988		—	—
Transamerica Large Cap Value	107,508,897	16,054,836	—	—	4,453,666	128,017,399		554,833	—
Transamerica MLP & Energy Income	29,584,123	117,943	(9,999,995)	(5,066,101)	3,259,290	17,895,260		117,943	—
Transamerica Managed Futures Strategy	42,260,886	—	(5,000,004)	187,100	57,028	37,505,010		—	—
Transamerica Mid Cap Growth	59,793,525	—	(4,000,006)	(1,047,457)	(256,729)	54,489,333		—	—
Transamerica Mid Cap Value Opportunities	76,587,995	17,912,005	—	—	5,206,418	99,706,418		—	—
Transamerica Small Cap Core	5,460,760	—	(500,001)	(65,651)	208,981	5,104,089		—	—
Transamerica Small Cap Growth	31,347,100	—	(11,000,021)	(2,123,603)	882,936	19,106,412		—	—
Transamerica Small Cap Value	33,291,339	—	(22,000,015)	(7,745,320)	5,696,284	9,242,288		—	—
Transamerica Small Company Growth Liquidating Trust	7,703	—	—	—	(1,364)	6,339		—	—
Transamerica Systematic Small/Mid Cap Value VP	5,153,121	—	—	—	59,169	5,212,290		—	—
Transamerica T. Rowe Price Small Cap VP	28,608,383	—	(3,000,000)	76,658	(1,061,947)	24,623,094		—	—
Transamerica Voya Mid Cap Opportunities VP	38,569,679	—	—	—	353,261	38,922,940		—	—

Total	$899,149,058	$174,564,585	$(172,687,498)	$(19,266,482)	$9,479,964	$891,239,627		$1,152,570	$—

(A)	No longer held at period end.

Transamerica Asset Allocation – Moderate Growth VP	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2016	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon U.S. Government Securities VP	$164,398,132	$89,999,993	$—	$—	$4,697,323	$259,095,448	$—	$—
Transamerica Bond	92,363,457	817,691	(2,000,000)	54,824	1,728,190	92,964,162	817,691	—
Transamerica Capital Growth	232,511,042	—	(43,000,000)	(3,277,187)	(13,007,519)	173,226,336	—	—
Transamerica Clarion Global Real Estate Securities VP	52,046,326	—	—	—	2,394,383	54,440,709	—	—
Transamerica Concentrated Growth	—	92,999,993	—	—	5,609,742	98,609,735	—	—
Transamerica Core Bond	16,307,804	179,122,272	(2,000,003)	12,679	3,204,110	196,646,862	1,122,278	—
Transamerica Developing Markets Equity	30,458,654	—	—	—	933,466	31,392,120	—	—
Transamerica Dividend Focused	39,328,089	181,187,937	—	—	9,169,256	229,685,282	1,187,933	—
Transamerica Emerging Markets Equity	33,602,835	—	(18,000,004)	(6,645,053)	6,203,113	15,160,891	—	—
Transamerica Flexible Income	111,682	1,174	—	—	382	113,238	1,174	—
Transamerica Floating Rate	74,114,555	845,556	(2,000,004)	9,103	689,094	73,658,304	786,400	—
Transamerica Global Allocation Liquidating Trust	486,873	—	—	—	(7,525)	479,348	—	—
Transamerica Global Bond	43,041,928	—	(2,000,004)	(86,946)	3,383,159	44,338,137	—	—
Transamerica Global Equity	96,400,691	—	—	—	(1,314,555)	95,086,136	—	—
Transamerica High Yield Bond	216,348,868	63,619,511	(2,000,004)	50,867	3,952,777	281,972,019	3,619,515	—
Transamerica Income & Growth	71,498,718	415,654	—	—	855,712	72,770,084	415,654	—
Transamerica Intermediate Bond	202,524,928	50,200,672	—	—	4,362,774	257,088,374	1,200,668	—
Transamerica International Equity	127,773,545	64,912,386	(6,000,002)	(119,364)	(1,881,547)	184,685,018	—	—
Transamerica International Equity Opportunities	190,477,342	—	(5,999,991)	(370,032)	(4,472,792)	179,634,527	—	—
Transamerica International Small Cap	173,542,682	—	(5,999,997)	(296,213)	(1,266,933)	165,979,539	—	—
Transamerica International Small Cap Value	175,837,918	—	(5,999,997)	(255,347)	(897,932)	168,684,642	—	—
Transamerica Jennison Growth VP	225,962,914	—	(50,000,002)	6,794,374	(21,284,538)	161,472,748	—	—
Transamerica JPMorgan Mid Cap Value VP	356,324,178	—	(262,999,994)	32,868,031	(45,992,404)	80,199,811	—	—
Transamerica Large Cap Value	444,723,543	1,990,481	—	—	12,552,200	459,266,224	1,990,481	—
Transamerica MLP & Energy Income	98,054,301	14,750,778	—	—	1,108,881	113,913,960	750,777	—
Transamerica Mid Cap Growth	238,996,580	—	—	—	(3,653,724)	235,342,856	—	—
Transamerica Mid Cap Value Opportunities	140,902,534	111,097,460	—	—	19,778,700	271,778,694	—	—
Transamerica Money Market	32,216	—	—	—	—	32,216	—	—
Transamerica PIMCO Total Return VP	172,133,266	—	—	—	2,943,773	175,077,039	—	—
Transamerica Small Cap Core	34,342	—	—	—	1,276	35,618	—	—
Transamerica Small Cap Growth	138,699,823	—	—	—	(598,360)	138,101,463	—	—
Transamerica Small Cap Value	144,396,836	6,000,000	(62,999,994)	(20,156,342)	14,318,293	81,558,793	—	—
Transamerica Small Company Growth Liquidating Trust	40,690	—	—	—	(7,205)	33,485	—	—
Transamerica Systematic Small/Mid Cap Value VP	54,091,386	—	—	—	621,091	54,712,477	—	—
Transamerica T. Rowe Price Small Cap VP	144,906,900	—	(72,999,997)	4,711,341	(8,916,263)	67,701,981	—	—
Transamerica TS&W International Equity VP	289,909	—	—	—	(5,465)	284,444	—	—
Transamerica Unconstrained Bond	46,472,590	417,978	(2,000,000)	(62,091)	(166,064)	44,662,413	417,978	—
Transamerica Voya Mid Cap Opportunities VP	73,211,572	—	—	—	670,547	73,882,119	—	—

Total	$4,312,449,649	$858,379,536	$(545,999,993)	$13,232,644	$(4,294,584)	$4,633,767,252	$12,310,549	$—

Transamerica Series Trust	Page 17	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

7. (continued)

Transamerica Asset Allocation – Moderate VP	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2016		Dividend Income	Net Capital Gain Distributions
Transamerica Aegon U.S. Government Securities VP	$454,734,100	$40,000,004	$(1,999,998)	$(831)	$12,066,218	$504,799,493		$—	$—
Transamerica Bond	120,209,240	1,069,506	(2,000,000)	52,689	2,261,744	121,593,179		1,069,506	—
Transamerica Capital Growth	228,654,714	—	(66,000,001)	(11,096,883)	(6,620,541)	144,937,289		—	—
Transamerica Clarion Global Real Estate Securities VP	72,176,200	—	—	—	3,320,454	75,496,654		—	—
Transamerica Concentrated Growth	46,582,905	136,999,996	—	—	9,301,566	192,884,467		—	—
Transamerica Core Bond	181,910,244	167,007,607	(2,000,005)	8,211	5,880,206	352,806,263		2,007,613	—
Transamerica Developing Markets Equity	35,430,039	—	—	—	1,085,824	36,515,863		—	—
Transamerica Dividend Focused	607,671	235,279,462	—	—	11,492,649	247,379,782		1,279,448	—
Transamerica Emerging Markets Equity	27,383,332	14,000,002	—	—	2,976,832	44,360,166		—	—
Transamerica Flexible Income	332,533	2,383	(336,053)	(10,378)	11,515	—	(A)	2,383	—
Transamerica Floating Rate	125,206,837	1,429,540	(1,000,004)	14,027	1,169,382	126,819,782		1,330,153	—
Transamerica Global Allocation Liquidating Trust	253,814	—	—	—	(3,922)	249,892		—	—
Transamerica Global Equity	61,376,140	—	—	—	(836,947)	60,539,193		—	—
Transamerica High Yield Bond	184,491,440	40,544,261	—	—	2,879,398	227,915,099		3,044,261	—
Transamerica Income & Growth	71,016,091	412,848	—	—	849,937	72,278,876		412,848	—
Transamerica Intermediate Bond	435,816,997	2,395,862	(1,999,996)	18,627	9,154,483	445,385,973		2,395,862	—
Transamerica International Equity	109,644,099	75,060,734	(8,499,996)	(178,243)	(1,396,613)	174,629,981		—	—
Transamerica International Equity Opportunities	183,344,552	—	(8,499,995)	(678,021)	(4,057,327)	170,109,209		—	—
Transamerica International Small Cap	158,161,208	—	(8,499,996)	(420,648)	(1,134,065)	148,106,499		—	—
Transamerica International Small Cap Value	157,048,894	—	(8,499,989)	(366,508)	(793,436)	147,388,961		—	—
Transamerica Jennison Growth VP	225,682,667	—	(71,000,002)	7,833,056	(22,944,784)	139,570,937		—	—
Transamerica JPMorgan Mid Cap Value VP	360,449,259	—	(279,000,026)	30,477,550	(46,030,252)	65,896,531		—	—
Transamerica Large Cap Value	391,150,479	1,750,700	—	—	11,040,116	403,941,295		1,750,700	—
Transamerica MLP & Energy Income	82,943,790	12,636,479	—	—	990,897	96,571,166		636,476	—
Transamerica Mid Cap Growth	184,518,962	—	—	—	(2,820,883)	181,698,079		—	—
Transamerica Mid Cap Value Opportunities	107,205,444	117,994,558	—	—	19,039,564	244,239,566		—	—
Transamerica Money Market	23,557,848	378	(1,000,000)	1	(1)	22,558,226		299	—
Transamerica PIMCO Total Return VP	470,019,775	70,000,000	(2,000,005)	(97,953)	8,372,295	546,294,112		—	—
Transamerica Short-Term Bond	572,636,088	3,640,529	(70,999,994)	(2,662,229)	4,271,421	506,885,815		3,429,456	—
Transamerica Small Cap Core	31,366,841	—	—	—	1,165,434	32,532,275		—	—
Transamerica Small Cap Growth	153,777,711	—	—	—	(663,407)	153,114,304		—	—
Transamerica Small Cap Value	151,710,740	4,999,999	(56,500,003)	(16,682,681)	12,001,506	95,529,561		—	—
Transamerica Small Company Growth Liquidating Trust	14,928	—	—	—	(2,643)	12,285		—	—
Transamerica Systematic Small/Mid Cap Value VP	30,331,668	—	—	—	348,276	30,679,944		—	—
Transamerica T. Rowe Price Small Cap VP	29,413,314	—	(27,000,003)	(2,547,946)	1,065,612	930,977		—	—
Transamerica TS&W International Equity VP	346,767	—	—	—	(6,537)	340,230		—	—
Transamerica Unconstrained Bond	84,698,854	767,445	(999,998)	16,617	(440,073)	84,042,845		767,445	—
Transamerica Voya Limited Maturity Bond VP	29,310,677	—	(1,000,001)	3,157	228,575	28,542,408		—	—
Transamerica Voya Mid Cap Opportunities VP	60,925,917	—	—	—	558,023	61,483,940		—	—

Total	$5,644,442,779	$925,992,293	$(618,836,065)	$3,681,614	$33,780,496	$5,989,061,117		$18,126,450	$—

(A)	No longer held at period end.

Transamerica Series Trust	Page 18	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

7. (continued)

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2016	Dividend Income	Net Capital Gain Distributions
Transamerica Blackrock Global Allocation VP	$124,073,471	$13,189,593	$—	$—	$386,926	$137,649,990	$—	$—

Transamerica BlackRock Global Allocation Managed Risk – Growth VP	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2016	Dividend Income	Net Capital Gain Distributions
Transamerica Blackrock Global Allocation VP	$147,371,457	$10,216,992	$—	$—	$255,925	$157,844,374	$—	$—

Transamerica BlackRock Tactical Allocation VP	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2016		Dividend Income	Net Capital Gain Distributions
Transamerica Barrow Hanley Dividend Focused VP	$122,458,794	$—	$—	$—	$1,159,301	$123,618,095		$—	$—
Transamerica Blackrock Global Allocation VP	96,590,558	—	—	—	(117,365)	96,473,193		—	—
Transamerica Global Allocation Liquidating Trust	550,370	—	—	—	(8,505)	541,865		—	—
Transamerica Jennison Growth VP	72,622,894	—	—	—	(4,169,092)	68,453,802		—	—
Transamerica JPMorgan Core Bond VP	390,762,271	—	—	—	10,964,490	401,726,761		—	—
Transamerica JPMorgan Enhanced Index VP	167,406,528	—	—	—	692,171	168,098,699		—	—
Transamerica JPMorgan Mid Cap Value VP	42,948,769	—	—	—	1,704,483	44,653,252		—	—
Transamerica MFS International Equity VP	103,634,697	—	—	—	(2,700,159)	100,934,538		—	—
Transamerica PIMCO Total Return VP	358,931,848	—	—	—	6,138,349	365,070,197		—	—
Transamerica Short-Term Bond	35,601,124	77,077	(35,462,638)	(1,132,303)	916,740	—	(A)	92,323	—
Transamerica WMC US Growth VP	65,960,717	—	—	—	(333,837)	65,626,880		—	—

Total	$1,457,468,570	$77,077	$(35,462,638)	$(1,132,303)	$14,246,576	$1,435,197,282		$92,323	$—

(A)	No longer held at period end.

Transamerica International Moderate Growth VP	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2016	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon U.S. Government Securities VP	$13,983,871	$10,000,001	$—	$—	$411,274	$24,395,146	$—	$—
Transamerica Bond	6,013,127	54,382	—	—	115,228	6,182,737	54,382	—
Transamerica Clarion Global Real Estate Securities VP	7,056,954	—	—	—	324,655	7,381,609	—	—
Transamerica Core Bond	6,365,063	11,100,565	—	—	272,450	17,738,078	100,564	—
Transamerica Emerging Markets Equity	4,571,617	10,000,001	(2,000,004)	(10,974)	1,138,528	13,699,168	—	—
Transamerica Floating Rate	14,245,193	162,790	—	—	134,992	14,542,975	151,509	—
Transamerica Global Equity	41,837,881	—	—	—	(570,517)	41,267,364	—	—
Transamerica High Yield Bond	43,219,838	2,146,554	—	—	455,508	45,821,900	646,553	—
Transamerica Income & Growth	41,198,910	239,508	—	—	493,077	41,931,495	239,508	—
Transamerica Intermediate Bond	14,051,448	77,359	—	—	296,010	14,424,817	77,359	—
Transamerica International Equity	71,030,330	30,000,004	—	—	(1,082,683)	99,947,651	—	—
Transamerica International Equity Opportunities	101,513,876	—	—	—	(2,506,515)	99,007,361	—	—
Transamerica International Small Cap	84,037,109	—	(1,000,003)	(33,408)	(626,535)	82,377,163	—	—
Transamerica International Small Cap Value	107,950,005	—	(999,994)	(27,678)	(558,588)	106,363,745	—	—
Transamerica Money Market	21,073	—	—	—	—	21,073	—	—
Transamerica PIMCO Total Return VP	13,838,260	5,000,002	—	—	254,420	19,092,682	—	—
Transamerica Short-Term Bond	26,109,314	165,906	(5,000,003)	(149,877)	219,698	21,345,038	156,053	—
Transamerica TS&W International Equity VP	7,126,705	—	—	—	(134,356)	6,992,349	—	—

Total	$604,170,574	$68,947,072	$(9,000,004)	$(221,937)	$(1,363,354)	$662,532,351	$1,425,928	$—

Transamerica Series Trust	Page 19	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

7. (continued)

Transamerica Madison Balanced Allocation VP	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2016		Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$1,453,232	$3,684,140	$(758,641)	$(80,038)	$246,699	$4,545,392		$44,140	$—
Transamerica Core Bond	18,151,579	1,109,255	(569,733)	(8,139)	393,005	19,075,967		109,255	—
Transamerica JPMorgan Enhanced Index VP	9,503,449	925,000	(309,711)	(29,785)	64,688	10,153,641		—	—
Transamerica PIMCO Total Return VP	4,889,904	450,000	(5,357,734)	(199,186)	217,016	—	(A)	—	—
Transamerica Short-Term Bond	2,640,783	2,222,338	(613,117)	(12,196)	34,321	4,272,129		21,615	—
Transamerica Systematic Small/Mid Cap Value VP	7,678,814	365,000	(1,736,583)	(538,670)	441,633	6,210,194		—	—

Total	$44,317,761	$8,755,733	$(9,345,519)	$(868,014)	$1,397,362	$44,257,323		$175,010	$—

(A)	No longer held at period end.

Transamerica Madison Conservative Allocation VP	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2016		Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$1,927,098	$3,699,303	$(571,922)	$(87,076)	$264,517	$5,231,920		$49,303	$—
Transamerica Core Bond	18,366,532	101,491	(1,618,119)	(22,783)	404,430	17,231,551		101,491	—
Transamerica JPMorgan Enhanced Index VP	4,859,112	625,000	(575,594)	(114,788)	91,520	4,885,250		—	—
Transamerica PIMCO Total Return VP	6,119,646	—	(6,143,248)	(256,369)	279,971	—	(A)	—	—
Transamerica Short-Term Bond	4,178,644	970,417	—	(63)	18,898	5,167,896		26,860	—
Transamerica Systematic Small/Mid Cap Value VP	2,774,978	150,000	(1,165,229)	(266,063)	162,293	1,655,979		—	—

Total	$38,226,010	$5,546,211	$(10,074,112)	$(747,142)	$1,221,629	$34,172,596		$177,654	$—

(A)	No longer held at period end.

Transamerica Multi-Manager Alternative Strategies VP	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2016		Dividend Income	Net Capital Gain Distributions
Transamerica Arbitrage Strategy Liquidating Trust	$1,075	$—	$—	$—	$(66)	$1,009		$—	$—
Transamerica Bond	40,178	—	(40,178)	(6,941)	6,941	—	(A)	—	—
Transamerica Developing Markets Equity	88,325	—	—	—	2,707	91,032		—	—
Transamerica Emerging Markets Debt	—	83,457	—	—	5,893	89,350		1,087	—
Transamerica Event Driven	137,173	21,406	—	—	958	159,537		—	—
Transamerica Global Long/Short Equity	6,702	21,037	—	—	(174)	27,565		—	—
Transamerica Global Multifactor Macro	375,057	116,389	(32,125)	(302)	(2,559)	456,460		—	—
Transamerica Global Real Estate Securities	111,094	41,862	(37,616)	2,360	5,079	122,779		1,008	—
Transamerica High Yield Bond	80,068	194,676	—	—	6,468	281,212		3,892	—
Transamerica International Small Cap	88,995	50,787	(36,763)	(1,477)	1,608	103,150		—	—
Transamerica International Small Cap Value	86,251	—	—	—	(449)	85,802		—	—
Transamerica Long/Short Strategy	133,953	11,456	(24,201)	(340)	(2,967)	117,901		—	—
Transamerica Managed Futures Strategy	218,481	136,988	(139,835)	(18,574)	19,570	216,630		—	—
Transamerica Short-Term Bond	345,897	1,724	(153,500)	(1,825)	1,647	193,943		1,582	—
Transamerica Unconstrained Bond	33,421	304	—	—	(167)	33,558		304	—

Total	$1,746,670	$680,086	$(464,218)	$(27,099)	$44,489	$1,979,928		$7,873	$—

(A)	No longer held at period end.

Transamerica Series Trust	Page 20	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

8. RISK FACTORS

Investing in the Portfolios may involve certain risks, as discussed in the Portfolios’ prospectuses, including but not limited to the following:

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because these market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Fixed income risk: The market prices of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

High-yield debt risk: High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” (securities rated below Baa/BBB) or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Money market risk: There is no assurance a money market fund will avoid principal losses if its holdings default or are downgraded or if interest rates rise sharply in an unusually short period. In addition, a money market fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of an investment, it is possible to lose money by investing in it.

Real estate investment trusts (“REIT”) and real estate risk: Investments in the real estate industry and REITs are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition, REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

9. NEW ACCOUNTING PRONOUNCEMENT

In July 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds. A significant change resulting from these amendments is a requirement that institutional prime and institutional municipal money market funds transact fund shares based on a market-based NAV. Government, treasury, retail prime and retail municipal money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). The amendments have staggered compliance dates; however, the majority of these amendments will be effective on October 14, 2016, two years after the effective date for the rule amendments. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact to the Portfolios’ financial statements.

Transamerica Series Trust	Page 21	March 31, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2016

(unaudited)

10. SUBSEQUENT EVENTS

Effective on or about May 1, 2016, the Board approved changes to Money Market VP’s investment objective and principal investment strategies that allow the Portfolio to operate as a government money market fund. Additionally, the Portfolio will change its name to Transamerica Aegon Government Money Market VP.

Effective on or about May 1, 2016, the Board has approved a new investment sub-advisory agreement with Janus Capital Management LLC to which will serve as a sub-adviser to Transamerica Morgan Stanley Mid-Cap Growth VP. Additionally, the Portfolio will change its name to Transamerica Janus Mid-Cap Growth VP.

Management has evaluated subsequent events and determined that no other material events or transactions would require recognition or disclosure.

Transamerica Series Trust	Page 22	March 31, 2016 Form N-Q

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date: May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	May 25, 2016

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	May 25, 2016